UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of Registrant as specified in charter)

380 Madison Avenue, 21st Floor New York, NY 10017

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: March 31

Date of reporting period: June 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Total Dividend Fund (DTD)

June 30, 2011

Investments	Shares	Fair Value
COMMON STOCKS - 99.5%

Advertising - 0.1%
Harte-Hanks, Inc.	1,885	$15,306
Omnicom Group, Inc.	3,134	150,934

Total Advertising		166,240

Aerospace/Defense - 2.6%
Alliant Techsystems, Inc.	164	11,698
Boeing Co. (The)	12,676	937,137
General Dynamics Corp.	5,859	436,613
Goodrich Corp.	1,158	110,589
Kaman Corp.	660	23,410
L-3 Communications Holdings, Inc.	1,588	138,871
Lockheed Martin Corp.(a)	9,987	808,647
Northrop Grumman Corp.	5,684	394,185
Raytheon Co.	7,786	388,132
Rockwell Collins, Inc.	1,787	110,240
United Technologies Corp.	13,128	1,161,959

Total Aerospace/Defense		4,521,481

Agriculture - 4.3%
Altria Group, Inc.	83,612	2,208,193
Archer-Daniels-Midland Co.	8,041	242,436
Lorillard, Inc.	5,288	575,704
Philip Morris International, Inc.	50,941	3,401,331
Reynolds American, Inc.	23,182	858,893
Universal Corp.	758	28,554
Vector Group Ltd.(a)	4,547	80,891

Total Agriculture		7,396,002

Apparel - 0.4%
Cherokee, Inc.	864	14,826
Coach, Inc.	1,902	121,595
Columbia Sportswear Co.	415	26,311
Jones Group, Inc. (The)	1,174	12,738
NIKE, Inc. Class B	3,593	323,298
Polo Ralph Lauren Corp.	87	11,537
VF Corp.	2,086	226,456
Wolverine World Wide, Inc.(a)	591	24,675

Total Apparel		761,436

Auto Manufacturers - 0.1%
PACCAR, Inc.(a)	2,091	106,829

Auto Parts & Equipment - 0.2%
Cooper Tire & Rubber Co.	1,314	26,004
Douglas Dynamics, Inc.	732	11,558
Johnson Controls, Inc.	7,502	312,534
Superior Industries International, Inc.	1,017	22,486

Total Auto Parts & Equipment		372,582

Banks - 2.8%
1st Source Corp.	909	18,853
Arrow Financial Corp.	717	17,545
Associated Banc-Corp.(a)	832	11,565
Bancfirst Corp.(a)	409	15,787
BancorpSouth, Inc.	2,916	36,188
Bank of America Corp.	21,027	230,456
Bank of Hawaii Corp.(a)	1,061	49,358
Bank of New York Mellon Corp. (The)	10,145	259,915
BB&T Corp.(a)	10,567	283,618
BOK Financial Corp.(a)	762	41,735
Capital One Financial Corp.	1,569	81,070
Cathay General Bancorp	593	9,719
Chemical Financial Corp.(a)	1,646	30,879
City Holding Co.(a)	571	18,860
Comerica, Inc.	934	32,288
Commerce Bancshares, Inc.	1,500	64,500
Community Bank System, Inc.(a)	1,049	26,005
Community Trust Bancorp, Inc.	692	19,182
Cullen/Frost Bankers, Inc.(a)	1,291	73,393
CVB Financial Corp.(a)	3,838	35,502
Fifth Third Bancorp	1,847	23,549
First Busey Corp.(a)	2,096	11,088
First Commonwealth Financial Corp.	1,392	7,990
First Financial Bancorp	614	10,248
First Financial Bankshares, Inc.(a)	616	21,221
First Financial Corp.	453	14,831
FirstMerit Corp.	2,112	34,869
FNB Corp.(a)	4,377	45,302
Fulton Financial Corp.	1,129	12,092
Glacier Bancorp, Inc.(a)	2,403	32,392
Goldman Sachs Group, Inc. (The)	3,022	402,198
Hancock Holding Co.	484	14,994
Huntington Bancshares, Inc.	4,220	27,683
Iberiabank Corp.(a)	533	30,722
International Bancshares Corp.	1,286	21,515
JPMorgan Chase & Co.	12,750	521,985
KeyCorp	3,524	29,355
M&T Bank Corp.	2,712	238,520
Marshall & Ilsley Corp.	1,679	13,382
MB Financial, Inc.(a)	614	11,813
Morgan Stanley	7,272	167,329
National Penn Bancshares, Inc.(a)	2,269	17,993
NBT Bancorp, Inc.	1,039	22,993
Northern Trust Corp.	3,348	153,874
Old National Bancorp	2,095	22,626
Park National Corp.(a)	718	47,288
Penns Woods Bancorp, Inc.(a)	319	10,961
PNC Financial Services Group, Inc.(a)	2,563	152,780
Prosperity Bancshares, Inc.	606	26,555
Regions Financial Corp.	6,896	42,755
S&T Bancorp, Inc.(a)	643	11,953
S.Y. Bancorp, Inc.	765	17,786
State Street Corp.	197	8,883
Sterling Bancshares, Inc.	1,701	13,880
Suffolk Bancorp(a)	906	12,648
Synovus Financial Corp.(a)	5,036	10,475
TCF Financial Corp.	1,009	13,924
TrustCo Bank Corp.	5,102	25,000
Trustmark Corp.(a)	1,405	32,891
U.S. Bancorp	9,880	252,039
UMB Financial Corp.	785	32,876
Umpqua Holdings Corp.	1,881	21,763
United Bankshares, Inc.(a)	1,522	37,259
Univest Corp. of Pennsylvania(a)	1,531	23,930
Valley National Bancorp(a)	5,780	78,666
Washington Trust Bancorp, Inc.(a)	431	9,900
Wells Fargo & Co.	23,101	648,214
WesBanco, Inc.	826	16,239
Westamerica Bancorp.	496	24,428

Total Banks		4,840,075

Beverages - 3.2%
Brown-Forman Corp. Class A	787	56,664
Brown-Forman Corp. Class B	1,099	82,084
Coca-Cola Co. (The)	41,321	2,780,490
Coca-Cola Enterprises, Inc.	4,320	126,058
Dr. Pepper Snapple Group, Inc.	3,831	160,634
Molson Coors Brewing Co. Class B	2,250	100,665
PepsiCo, Inc.	30,593	2,154,665

Total Beverages		5,461,260

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    1

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2011

Investments	Shares	Fair Value
Building Materials - 0.1%
Eagle Materials, Inc.	466	$12,987
Lennox International, Inc.	639	27,522
Martin Marietta Materials, Inc.(a)	569	45,503
Masco Corp.(a)	5,541	66,658
Simpson Manufacturing Co., Inc.	487	14,547

Total Building Materials		167,217

Chemicals - 2.6%
A. Schulman, Inc.	343	8,640
Air Products & Chemicals, Inc.	3,036	290,181
Airgas, Inc.	964	67,519
Albemarle Corp.	758	52,454
Arch Chemicals, Inc.	485	16,703
Ashland, Inc.	639	41,292
Cabot Corp.	1,128	44,973
Celanese Corp. Series A Class A	443	23,616
CF Industries Holdings, Inc.	77	10,909
Cytec Industries, Inc.	1	57
Dow Chemical Co. (The)	13,543	487,548
E.I. Du Pont de Nemours & Co.	19,887	1,074,892
Eastman Chemical Co.	1,098	112,073
Ecolab, Inc.	1,948	109,828
FMC Corp.	428	36,817
Huntsman Corp.	4,498	84,787
Innophos Holdings, Inc.	472	23,034
International Flavors & Fragrances, Inc.	1,270	81,585
Kronos Worldwide, Inc.	1,532	48,181
Lubrizol Corp.	813	109,161
Monsanto Co.	6,351	460,702
Mosaic Co. (The)	1,035	70,101
NewMarket Corp.(a)	94	16,047
Olin Corp.(a)	2,737	62,020
PPG Industries, Inc.	2,909	264,108
Praxair, Inc.(a)	3,910	423,805
RPM International, Inc.	3,211	73,917
Sensient Technologies Corp.(a)	914	33,882
Sherwin-Williams Co. (The)	1,320	110,708
Sigma-Aldrich Corp.	747	54,815
Valhi, Inc.(a)	1,743	86,575
Valspar Corp.	1,342	48,393
Westlake Chemical Corp.	404	20,968

Total Chemicals		4,450,291

Coal - 0.1%
Arch Coal, Inc.	1,595	42,523
Consol Energy, Inc.	1,229	59,582
Peabody Energy Corp.	1,073	63,210
Walter Energy, Inc.(a)	193	22,349

Total Coal		187,664

Commercial Services - 1.3%
ABM Industries, Inc.	964	22,500
Advance America, Cash Advance Centers, Inc.	2,098	14,455
Automatic Data Processing, Inc.	10,030	528,380
Deluxe Corp.	2,112	52,188
Equifax, Inc.	1,356	47,080
H&R Block, Inc.(a)	8,746	140,286
Healthcare Services Group, Inc.	1,931	31,379
Hillenbrand, Inc.	1,627	38,479
Iron Mountain, Inc.	1,164	39,681
Landauer, Inc.	328	20,202
Lender Processing Services, Inc.	552	11,542
Lincoln Educational Services Corp.	1,000	17,150
Manpower, Inc.	858	46,032
Mastercard, Inc. Class A	206	62,076
McGrath Rentcorp(a)	768	21,565
Moody’s Corp.(a)	2,495	95,683
Paychex, Inc.	9,330	286,618
Pharmaceutical Product Development, Inc.	2,029	54,458
R.R. Donnelley & Sons Co.(a)	7,649	149,997
Robert Half International, Inc.(a)	1,848	49,951
Rollins, Inc.	1,546	31,508
SEI Investments Co.	1,032	23,230
Service Corp. International	3,980	46,486
Strayer Education, Inc.(a)	310	39,181
Total System Services, Inc.	2,160	40,133
Visa, Inc. Class A	2,608	219,750
Weight Watchers International, Inc.	1,054	79,545
Western Union Co. (The)	5,154	103,235

Total Commercial Services		2,312,770

Computers - 1.8%
Computer Sciences Corp.(a)	1,100	41,756
Diebold, Inc.	1,842	57,120
DST Systems, Inc.	319	16,843
Hewlett-Packard Co.	11,295	411,138
International Business Machines Corp.	14,756	2,531,392
Jack Henry & Associates, Inc.	847	25,419

Total Computers		3,083,668

Cosmetics/Personal Care - 2.6%
Avon Products, Inc.	8,794	246,232
Colgate-Palmolive Co.	8,138	711,343
Estee Lauder Cos., Inc. (The) Class A	885	93,093
Procter & Gamble Co. (The)	55,527	3,529,851

Total Cosmetics/Personal Care		4,580,519

Distribution/Wholesale - 0.3%
Fastenal Co.(a)	2,892	104,083
Genuine Parts Co.	3,414	185,721
Owens & Minor, Inc.	1,385	47,769
Pool Corp.	902	26,889
W.W. Grainger, Inc.(a)	757	116,313
Watsco, Inc.(a)	656	44,601

Total Distribution/Wholesale		525,376

Diversified Financial Services - 1.5%
American Express Co.	12,340	637,978
Ameriprise Financial, Inc.	2,208	127,357
BGC Partners, Inc. Class A(a)	3,695	28,562
BlackRock, Inc.	1,853	355,424
Charles Schwab Corp. (The)	10,727	176,459
CME Group, Inc.	610	177,870
Cohen & Steers, Inc.(a)	847	28,078
Discover Financial Services	1,741	46,572
Eaton Vance Corp.(a)	1,727	52,207
Federated Investors, Inc. Class B(a)	2,386	56,882
Franklin Resources, Inc.	1,205	158,204
GFI Group, Inc.(a)	4,249	19,503
Greenhill & Co., Inc.(a)	375	20,183
Jefferies Group, Inc.	1,032	21,053
Legg Mason, Inc.	489	16,020
NYSE Euronext	7,081	242,666
Raymond James Financial, Inc.	1,399	44,978
T. Rowe Price Group, Inc.	2,962	178,727
TD Ameritrade Holding Corp.	3,676	71,719
Waddell & Reed Financial, Inc. Class A	1,551	56,379

Total Diversified Financial Services		2,516,821

See Notes to Schedule of Investments.

2    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2011

Investments	Shares	Fair Value
Electric - 7.1%
ALLETE, Inc.	1,495	$61,355
Alliant Energy Corp.	3,368	136,943
Ameren Corp.	8,278	238,738
American Electric Power Co., Inc.	15,912	599,564
Avista Corp.	1,555	39,948
Black Hills Corp.	1,440	43,330
Central Vermont Public Service Corp.	947	34,234
CH Energy Group, Inc.	598	31,849
Cleco Corp.	1,518	52,902
CMS Energy Corp.	6,757	133,045
Consolidated Edison, Inc.	9,077	483,259
Constellation Energy Group, Inc.	4,332	164,443
Dominion Resources, Inc.(a)	16,691	805,675
DPL, Inc.	3,427	103,358
DTE Energy Co.	5,287	264,456
Duke Energy Corp.	47,742	898,982
Edison International	7,273	281,829
Entergy Corp.	5,468	373,355
Exelon Corp.	21,970	941,195
FirstEnergy Corp.	14,084	621,809
Great Plains Energy, Inc.	3,982	82,547
Hawaiian Electric Industries, Inc.	3,772	90,754
IDACORP, Inc.	1,223	48,308
Integrys Energy Group, Inc.	2,912	150,958
ITC Holdings Corp.	801	57,488
MDU Resources Group, Inc.	3,505	78,863
MGE Energy, Inc.	815	33,032
NextEra Energy, Inc.	10,579	607,869
Northeast Utilities	4,148	145,885
NorthWestern Corp.	1,452	48,076
NSTAR	2,921	134,308
NV Energy, Inc.	5,893	90,458
OGE Energy Corp.	2,177	109,547
Otter Tail Corp.	1,653	34,878
Pepco Holdings, Inc.	8,837	173,470
PG&E Corp.	9,703	407,817
Pinnacle West Capital Corp.	3,428	152,820
PNM Resources, Inc.	2,797	46,822
Portland General Electric Co.(a)	2,745	69,394
PPL Corp.(a)	17,162	477,618
Progress Energy, Inc.	10,531	505,593
Public Service Enterprise Group, Inc.	14,249	465,087
SCANA Corp.(a)	3,579	140,905
Southern Co.	26,445	1,067,849
TECO Energy, Inc.	6,928	130,870
UIL Holdings Corp.	1,653	53,475
Unisource Energy Corp.	1,215	45,356
Unitil Corp.	975	25,642
Westar Energy, Inc.(a)	3,899	104,922
Wisconsin Energy Corp.	4,112	128,911
Xcel Energy, Inc.	13,090	318,087

Total Electric		12,337,878

Electrical Components & Equipment - 0.5%
Acuity Brands, Inc.	402	22,423
AMETEK, Inc.	720	32,328
Emerson Electric Co.	11,754	661,162
Hubbell, Inc. Class B	902	58,585
Molex, Inc.(a)	1,532	39,480
Molex, Inc. Class A	2,595	55,741

Total Electrical Components & Equipment		869,719

Electronics - 0.1%
AVX Corp.	1,787	27,234
Brady Corp. Class A	855	27,411
Gentex Corp.	1,570	47,461
Jabil Circuit, Inc.	3,205	64,741
National Instruments Corp.	1,447	42,961
PerkinElmer, Inc.	1,205	32,427

Total Electronics		242,235

Engineering & Construction - 0.1%
Fluor Corp.	1,032	66,729
Granite Construction, Inc.	438	10,744
KBR, Inc.	947	35,693

Total Engineering & Construction		113,166

Entertainment - 0.1%
Cinemark Holdings, Inc.	4,007	82,985
International Game Technology	2,635	46,323
National CineMedia, Inc.	1,669	28,223
Regal Entertainment Group Class A(a)	4,291	52,994

Total Entertainment		210,525

Environmental Control - 0.4%
Mine Safety Appliances Co.	847	31,627
Nalco Holding Co.	574	15,963
Republic Services, Inc.	6,641	204,875
U.S. Ecology, Inc.	569	9,730
Waste Connections, Inc.(a)	596	18,911
Waste Management, Inc.	10,931	407,398

Total Environmental Control		688,504

Food - 3.0%
B&G Foods, Inc.(a)	2,120	43,714
Campbell Soup Co.(a)	7,159	247,343
ConAgra Foods, Inc.	11,510	297,073
Corn Products International, Inc.	708	39,138
Flowers Foods, Inc.	2,923	64,423
General Mills, Inc.	12,644	470,610
H.J. Heinz Co.(a)	7,586	404,182
Hershey Co. (The)	3,020	171,687
Hormel Foods Corp.	3,618	107,853
J.M. Smucker Co. (The)	1,803	137,821
Kellogg Co.	7,474	413,462
Kraft Foods, Inc. Class A	41,658	1,467,611
Kroger Co. (The)	7,983	197,978
Lancaster Colony Corp.(a)	605	36,796
McCormick & Co., Inc.	2,043	101,272
Ruddick Corp.	607	26,429
Safeway, Inc.	5,824	136,107
Sara Lee Corp.	12,179	231,279
Snyders-Lance, Inc.	633	13,692
SUPERVALU, Inc.(a)	6,745	63,471
Sysco Corp.	13,712	427,540
Tyson Foods, Inc. Class A	2,344	45,521
Weis Markets, Inc.	655	26,678

Total Food		5,171,680

Forest Products & Paper - 0.2%
International Paper Co.	5,283	157,539
MeadWestvaco Corp.	4,141	137,937
PH Glatfelter Co.	834	12,827

Total Forest Products & Paper		308,303

Gas - 0.9%
AGL Resources, Inc.(a)	2,154	87,689
Atmos Energy Corp.	2,535	84,289
CenterPoint Energy, Inc.	13,139	254,240
Chesapeake Utilities Corp.	394	15,772
Laclede Group, Inc. (The)	970	36,695
National Fuel Gas Co.	1,316	95,805
New Jersey Resources Corp.(a)	836	37,294

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    3

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2011

Investments	Shares	Fair Value
Nicor, Inc.	1,235	$67,604
NiSource, Inc.	9,692	196,263
Northwest Natural Gas Co.(a)	544	24,551
Piedmont Natural Gas Co., Inc.(a)	1,608	48,658
Questar Corp.	3,480	61,631
Sempra Energy	4,590	242,719
South Jersey Industries, Inc.(a)	576	31,282
Southern Union Co.	2,222	89,213
Southwest Gas Corp.(a)	924	35,676
UGI Corp.	2,089	66,618
Vectren Corp.	2,745	76,476
WGL Holdings, Inc.	1,192	45,880

Total Gas		1,598,355

Hand/Machine Tools - 0.2%
Kennametal, Inc.(a)	970	40,944
Lincoln Electric Holdings, Inc.	1,106	39,650
Regal-Beloit Corp.(a)	421	28,110
Snap-On, Inc.	946	59,106
Stanley Black & Decker, Inc.	2,200	158,510

Total Hand/Machine Tools		326,320

Healthcare-Products - 3.5%
Baxter International, Inc.	9,255	552,431
Becton Dickinson and Co.	3,126	269,367
C.R. Bard, Inc.	469	51,524
DENTSPLY International, Inc.	576	21,934
Hill-Rom Holdings, Inc.(a)	602	27,716
Johnson & Johnson	62,023	4,125,770
Medtronic, Inc.	17,809	686,181
Meridian Bioscience, Inc.(a)	1,308	31,536
Patterson Cos., Inc.(a)	931	30,621
STERIS Corp.	561	19,624
Stryker Corp.(a)	2,776	162,923
Techne Corp.	404	33,682
Teleflex, Inc.	624	38,101
West Pharmaceutical Services, Inc.	351	15,360

Total Healthcare-Products		6,066,770

Healthcare-Services - 0.4%
Aetna, Inc.	503	22,177
Lincare Holdings, Inc.	1,771	51,837
Quest Diagnostics, Inc.	933	55,141
UnitedHealth Group, Inc.	9,916	511,467

Total Healthcare-Services		640,622

Holding Companies-Diversified - 0.0%
Compass Diversified Holdings	2,789	45,991

Home Builders - 0.1%
D.R. Horton, Inc.	3,067	35,332
KB Home(a)	888	8,685
Lennar Corp. Class A	1,183	21,471
MDC Holdings, Inc.(a)	1,252	30,849
Ryland Group, Inc.	634	10,480
Thor Industries, Inc.	296	8,537

Total Home Builders		115,354

Home Furnishings - 0.1%
Whirlpool Corp.	1,072	87,175

Household Products/Wares - 0.8%
American Greetings Corp. Class A	406	9,760
Avery Dennison Corp.	1,679	64,860
Church & Dwight Co., Inc.(a)	1,184	47,999
Clorox Co.	3,097	208,862
Fortune Brands, Inc.	1,316	83,921
Jarden Corp.	899	31,024
Kimberly-Clark Corp.	11,192	744,940
Scotts Miracle-Gro Co. (The) Class A	654	33,557
Tupperware Brands Corp.	1,018	68,664
WD-40 Co.	568	22,175

Total Household Products/Wares		1,315,762

Housewares - 0.0%
Newell Rubbermaid, Inc.	2,437	38,456
Toro Co. (The)	408	24,684

Total Housewares		63,140

Insurance - 2.7%
Allstate Corp. (The)	9,280	283,318
American Family Life Assurance Co., Inc.	6,958	324,799
American Financial Group, Inc.	1,582	56,462
American National Insurance Co.	788	61,070
Amtrust Financial Services, Inc.(a)	1,348	30,707
AON Corp.	2,851	146,256
Arthur J. Gallagher & Co.	3,187	90,957
Assurant, Inc.	1,386	50,270
Baldwin & Lyons, Inc. Class B	1,029	23,842
Brown & Brown, Inc.(a)	1,813	46,522
Chubb Corp.	5,036	315,304
Cincinnati Financial Corp.(a)	5,467	159,527
Delphi Financial Group, Inc. Class A	320	9,347
Donegal Group, Inc. Class A	1,596	20,429
Erie Indemnity Co. Class A	1,081	76,448
Fidelity National Financial, Inc. Class A(a)	7,256	114,209
First American Financial Corp.	829	12,974
Hanover Insurance Group, Inc. (The)	616	23,229
Harleysville Group, Inc.	963	30,017
Hartford Financial Services Group, Inc.(a)	2,369	62,471
HCC Insurance Holdings, Inc.	1,711	53,897
Horace Mann Educators Corp.	3	47
Life Partners Holdings, Inc.(a)	660	2,270
Lincoln National Corp.(a)	1,239	35,299
Loews Corp.	1,965	82,707
Marsh & McLennan Cos., Inc.	11,242	350,638
Mercury General Corp.	1,980	78,190
MetLife, Inc.	11,039	484,281
Old Republic International Corp.(a)	9,050	106,338
Principal Financial Group, Inc.	3,682	112,006
Progressive Corp. (The)	3,019	64,546
Protective Life Corp.	1,626	37,609
Prudential Financial, Inc.	6,444	409,774
Reinsurance Group of America, Inc.	348	21,179
RLI Corp.(a)	379	23,468
Safety Insurance Group, Inc.	569	23,921
Selective Insurance Group, Inc.	1,677	27,285
StanCorp Financial Group, Inc.(a)	848	35,777
State Auto Financial Corp.	1,442	25,134
Symetra Financial Corp.	846	11,362
Torchmark Corp.	681	43,679
Tower Group, Inc.(a)	336	8,004
Transatlantic Holdings, Inc.	691	33,866
Travelers Cos., Inc. (The)	7,894	460,852
Unitrin, Inc.	1,676	49,727
Universal Insurance Holdings, Inc.	2,269	10,596
Unum Group	3,421	87,167
W.R. Berkley Corp.	1,195	38,766

Total Insurance		4,656,543

Internet - 0.1%
Earthlink, Inc.	5,228	40,229
Expedia, Inc.	1,626	47,138
Nutrisystem, Inc.(a)	1,246	17,519

See Notes to Schedule of Investments.

4    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2011

Investments	Shares	Fair Value
United Online, Inc.	3,370	$20,321

Total Internet		125,207

Investment Companies - 0.4%
Apollo Investment Corp.	13,050	133,241
Ares Capital Corp.	10,291	165,376
Arlington Asset Investment Corp. Class A(a)	872	27,372
BlackRock Kelso Capital Corp.(a)	5,727	51,371
Fifth Street Finance Corp.(a)	3,600	41,760
Gladstone Capital Corp.	2,029	18,748
Golub Capital BDC, Inc.	909	13,571
Main Street Capital Corp.(a)	1,462	27,705
MCG Capital Corp.	3,408	20,721
MVC Capital, Inc.	567	7,502
NGP Capital Resources Co.	1,152	9,446
PennantPark Investment Corp.(a)	3,163	35,457
Prospect Capital Corp.(a)	5,998	60,640
Solar Capital Ltd.	2,110	52,096
TICC Capital Corp.	2,728	26,189
Triangle Capital Corp.(a)	622	11,482

Total Investment Companies		702,677

Iron/Steel - 0.3%
AK Steel Holding Corp.	585	9,220
Allegheny Technologies, Inc.	1,031	65,437
Carpenter Technology Corp.	820	47,298
Cliffs Natural Resources, Inc.	560	51,772
Nucor Corp.	6,930	285,655
Reliance Steel & Aluminum Co.	651	32,322
Steel Dynamics, Inc.(a)	2,204	35,815
United States Steel Corp.(a)	425	19,567

Total Iron/Steel		547,086

Leisure Time - 0.1%
Callaway Golf Co.(a)	1,877	11,675
Harley-Davidson, Inc.	1,967	80,588
Polaris Industries, Inc.	543	60,365

Total Leisure Time		152,628

Lodging - 0.2%
Ameristar Casinos, Inc.	672	15,933
Choice Hotels International, Inc.(a)	952	31,759
Marriott International, Inc. Class A(a)	2,159	76,623
Starwood Hotels & Resorts Worldwide, Inc.	784	43,935
Wyndham Worldwide Corp.	1,724	58,013
Wynn Resorts Ltd.	732	105,071

Total Lodging		331,334

Machinery-Construction & Mining - 0.5%
Caterpillar, Inc.	7,963	847,741
Joy Global, Inc.	617	58,763

Total Machinery-Construction & Mining		906,504

Machinery-Diversified - 0.5%
Applied Industrial Technologies, Inc.	898	31,978
Briggs & Stratton Corp.	493	9,791
Cognex Corp.	499	17,680
Cummins, Inc.	1,299	134,433
Deere & Co.	4,120	339,694
Flowserve Corp.	426	46,813
Graco, Inc.(a)	1,127	57,094
IDEX Corp.	972	44,566
Nordson Corp.	550	30,167
Rockwell Automation, Inc.	1,885	163,543
Roper Industries, Inc.	421	35,069

Total Machinery-Diversified		910,828

Media - 2.1%
Cablevision Systems Corp. Class A	2,618	94,798
CBS Corp. Class A	805	23,160
CBS Corp. Class B	3,888	110,769
Comcast Corp. Class A	23,254	589,256
Comcast Corp. Special Class A	8,456	204,889
Courier Corp.	1,010	11,160
Factset Research Systems, Inc.	361	36,938
Gannett Co., Inc.	2,174	31,132
John Wiley & Sons, Inc. Class A	479	24,913
McGraw-Hill Cos., Inc. (The)	5,344	223,967
Meredith Corp.	482	15,005
News Corp. Class A	11,939	211,320
News Corp. Class B(a)	4,224	76,370
PRIMEDIA, Inc.	1,728	12,182
Scripps Networks Interactive, Inc. Class A	637	31,137
Time Warner Cable, Inc.(a)	5,641	440,224
Time Warner, Inc.	19,358	704,050
Viacom, Inc. Class A	363	20,865
Viacom, Inc. Class B	5,427	276,777
Walt Disney Co. (The)	11,811	461,101
Washington Post Co. (The) Class B(a)	121	50,693
World Wrestling Entertainment, Inc. Class A	2,181	20,785

Total Media		3,671,491

Metal Fabricate/Hardware - 0.1%
Commercial Metals Co.	2,215	31,785
Kaydon Corp.	475	17,727
Timken Co.	1,071	53,979
Worthington Industries, Inc.(a)	1,494	34,511

Total Metal Fabricate/Hardware		138,002

Mining - 1.0%
Alcoa, Inc.	5,925	93,971
AMCOL International Corp.(a)	562	21,446
Compass Minerals International, Inc.	433	37,268
Freeport-McMoRan Copper & Gold, Inc.	10,998	581,794
Kaiser Aluminum Corp.(a)	483	26,381
Newmont Mining Corp.	3,184	171,841
Royal Gold, Inc.	169	9,898
Southern Copper Corp.	20,214	664,434
Vulcan Materials Co.(a)	1,804	69,508

Total Mining		1,676,541

Miscellaneous Manufacturing - 4.2%
3M Co.	11,402	1,081,480
A.O. Smith Corp.	228	9,644
Aptargroup, Inc.	620	32,451
Barnes Group, Inc.(a)	897	22,255
Brink’s Co. (The)(a)	521	15,541
Carlisle Cos., Inc.	842	41,452
CLARCOR, Inc.	487	23,025
Crane Co.	1,198	59,193
Danaher Corp.	846	44,830
Donaldson Co., Inc.	609	36,954
Dover Corp.	2,410	163,398
Eaton Corp.	5,234	269,289
General Electric Co.	190,220	3,587,549
Harsco Corp.	1,327	43,260
Honeywell International, Inc.	12,015	715,974
Illinois Tool Works, Inc.(a)	8,534	482,086
ITT Corp.	2,251	132,651
Koppers Holdings, Inc.	495	18,775
Leggett & Platt, Inc.(a)	4,828	117,707

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    5

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2011

Investments	Shares	Fair Value
NL Industries, Inc.(a)	2,068	$37,969
Pall Corp.	1,195	67,195
Parker Hannifin Corp.	1,488	133,533
Pentair, Inc.(a)	1,428	57,634
SPX Corp.	573	47,364
Textron, Inc.(a)	1,125	26,561
Trinity Industries, Inc.(a)	951	33,171

Total Miscellaneous Manufacturing		7,300,941

Office Furnishings - 0.0%
HNI Corp.	893	22,432
Knoll, Inc.	2	40

Total Office Furnishings		22,472

Office/Business Equipment - 0.2%
Pitney Bowes, Inc.(a)	8,178	188,012
Xerox Corp.	12,685	132,051

Total Office/Business Equipment		320,063

Oil & Gas - 9.6%
Alon USA Energy, Inc.	1,916	21,593
Anadarko Petroleum Corp.	1,910	146,612
Apache Corp.	1,302	160,654
Chesapeake Energy Corp.	5,338	158,485
Chevron Corp.	42,976	4,419,652
Cimarex Energy Co.	260	23,379
ConocoPhillips	32,515	2,444,803
Devon Energy Corp.	2,530	199,389
Diamond Offshore Drilling, Inc.(a)	587	41,331
Energen Corp.	620	35,030
EOG Resources, Inc.	1,153	120,546
EQT Corp.	2,074	108,927
EXCO Resources, Inc.	827	14,597
Exxon Mobil Corp.	80,668	6,564,762
Helmerich & Payne, Inc.(a)	262	17,323
Hess Corp.	1,243	92,927
HollyFrontier Corp.*(a)	891	61,835
Marathon Oil Corp.	13,399	705,859
Murphy Oil Corp.	2,044	134,209
Noble Energy, Inc.	1,105	99,041
Occidental Petroleum Corp.	8,533	887,773
Patterson-UTI Energy, Inc.	1,311	41,441
Pioneer Natural Resources Co.	2	179
Range Resources Corp.(a)	445	24,698
Sunoco, Inc.	1,416	59,061
Valero Energy Corp.	3,731	95,402

Total Oil & Gas		16,679,508

Oil & Gas Services - 0.4%
Baker Hughes, Inc.	3,171	230,088
Halliburton Co.	5,484	279,684
National Oilwell Varco, Inc.	2,015	157,593
RPC, Inc.(a)	1,332	32,687

Total Oil & Gas Services		700,052

Packaging & Containers - 0.3%
Ball Corp.	894	34,383
Bemis Co., Inc.	2,137	72,188
Greif, Inc. Class A	361	23,476
Greif, Inc. Class B	742	44,705
Packaging Corp. of America	1,881	52,649
Rock-Tenn Co. Class A	231	15,325
Sealed Air Corp.	2,507	59,642
Silgan Holdings, Inc.	795	32,571
Sonoco Products Co.	2,535	90,094
Temple-Inland, Inc.	1,707	50,766

Total Packaging & Containers		475,799

Pharmaceuticals - 7.7%
Abbott Laboratories	36,974	1,945,572
Allergan, Inc.	647	53,863
AmerisourceBergen Corp.	2,549	105,529
Bristol-Myers Squibb Co.	53,675	1,554,428
Cardinal Health, Inc.	4,908	222,921
Eli Lilly & Co.	42,133	1,581,251
McKesson Corp.	1,643	137,437
Mead Johnson Nutrition Co.	1,844	124,562
Medicis Pharmaceutical Corp. Class A	700	26,719
Merck & Co., Inc.	82,971	2,928,047
Perrigo Co.	452	39,717
Pfizer, Inc.	220,230	4,536,738

Total Pharmaceuticals		13,256,784

Pipelines - 0.5%
El Paso Corp.	1,735	35,047
Oneok, Inc.	2,572	190,354
Spectra Energy Corp.	17,440	478,030
Williams Cos., Inc. (The)	7,915	239,429

Total Pipelines		942,860

Private Equity - 0.0%
Hercules Technology Growth Capital, Inc.	2,621	27,573

REITS - 5.4%
Acadia Realty Trust	1,383	28,116
Agree Realty Corp.(a)	991	22,129
Alexander’s, Inc.	71	28,187
Alexandria Real Estate Equities, Inc.	844	65,342
American Campus Communities, Inc.	1,794	63,723
Apartment Investment & Management Co. Class A	1,468	37,478
Associated Estates Realty Corp.	973	15,811
AvalonBay Communities, Inc.	1,871	240,236
BioMed Realty Trust, Inc.(a)	3,035	58,393
Boston Properties, Inc.(a)	2,289	243,000
Brandywine Realty Trust(a)	4,630	53,662
BRE Properties, Inc.	1,392	69,433
Camden Property Trust	1,781	113,307
CapLease, Inc.	1,659	8,146
CBL & Associates Properties, Inc.(a)	3,999	72,502
Cedar Shopping Centers, Inc.	1,739	8,956
Chesapeake Lodging Trust	547	9,332
Cogdell Spencer, Inc.(a)	4,112	24,631
Colonial Properties Trust(a)	2,154	43,942
CommonWealth REIT*	3,757	97,081
Corporate Office Properties Trust	2,006	62,407
Cousins Properties, Inc.(a)	1,844	15,748
DCT Industrial Trust, Inc.(a)	8,780	45,919
Digital Realty Trust, Inc.(a)	2,299	142,032
Douglas Emmett, Inc.(a)	2,106	41,888
Duke Realty Corp.	9,617	134,734
DuPont Fabros Technology, Inc.(a)	670	16,884
EastGroup Properties, Inc.	1,117	47,484
Education Realty Trust, Inc.	2,097	17,971
Entertainment Properties Trust	1,883	87,936
Equity Lifestyle Properties, Inc.	502	31,345
Equity One, Inc.(a)	3,201	59,667
Equity Residential	5,107	306,420
Essex Property Trust, Inc.	787	106,473
Extra Space Storage, Inc.(a)	1,763	37,605
Federal Realty Investment Trust	1,431	121,893
First Potomac Realty Trust	1,803	27,604
Franklin Street Properties Corp.(a)	3,145	40,602
Getty Realty Corp.(a)	1,323	33,379

See Notes to Schedule of Investments.

6    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2011

Investments	Shares	Fair Value
Gladstone Commercial Corp.	873	$15,129
Glimcher Realty Trust	3,671	34,875
Government Properties Income Trust	1,525	41,205
HCP, Inc.	11,500	421,935
Health Care REIT, Inc.	5,339	279,924
Healthcare Realty Trust, Inc.	2,590	53,432
Hersha Hospitality Trust	4,676	26,045
Highwoods Properties, Inc.(a)	2,338	77,458
Home Properties, Inc.	1,317	80,179
Hospitality Properties Trust	6,412	155,491
Host Hotels & Resorts, Inc.(a)	662	11,221
Inland Real Estate Corp.	4,319	38,137
Investors Real Estate Trust	3,669	31,774
Kilroy Realty Corp.	1,736	68,555
Kimco Realty Corp.	11,817	220,269
Kite Realty Group Trust	2,937	14,626
LaSalle Hotel Properties	639	16,831
Lexington Realty Trust(a)	5,845	53,365
Liberty Property Trust(a)	4,246	138,335
LTC Properties, Inc.	914	25,427
Macerich Co. (The)	4,019	215,017
Mack-Cali Realty Corp.	2,942	96,909
Medical Properties Trust, Inc.	6,798	78,177
Mid-America Apartment Communities, Inc.(a)	890	60,048
Mission West Properties, Inc.	3,478	30,537
Monmouth Real Estate Investment Corp. Class A	3,348	28,291
National Health Investors, Inc.	1,111	49,362
National Retail Properties, Inc.(a)	3,440	84,314
Nationwide Health Properties, Inc.	4,414	182,784
Omega Healthcare Investors, Inc.	4,409	92,633
One Liberty Properties, Inc.	562	8,677
Parkway Properties, Inc.	985	16,804
Pennsylvania Real Estate Investment Trust	2,055	32,264
Piedmont Office Realty Trust, Inc. Class A	5,360	109,290
Plum Creek Timber Co., Inc.(a)	4,729	191,714
Post Properties, Inc.	967	39,415
Potlatch Corp.(a)	1,452	51,212
ProLogis, Inc.(a)	9,793	350,981
PS Business Parks, Inc.	662	36,476
Public Storage	3,544	404,051
Ramco-Gershenson Properties Trust	1,045	12,937
Rayonier, Inc.	2,340	152,919
Realty Income Corp.(a)	3,891	130,310
Regency Centers Corp.	2,688	118,191
Saul Centers, Inc.	533	20,984
Senior Housing Properties Trust	5,534	129,551
Simon Property Group, Inc.	6,424	746,662
SL Green Realty Corp.	492	40,772
Sovran Self Storage, Inc.	1,178	48,298
Sun Communities, Inc.	1,198	44,697
Tanger Factory Outlet Centers, Inc.	1,920	51,398
Taubman Centers, Inc.	1,494	88,445
UDR, Inc.	4,434	108,855
Universal Health Realty Income Trust	761	30,425
Urstadt Biddle Properties, Inc. Class A	487	8,820
U-Store-It Trust	1	11
Ventas, Inc.(a)	4,592	242,044
Vornado Realty Trust	3,912	364,520
Washington Real Estate Investment Trust	2,285	74,308
Weingarten Realty Investors(a)	3,759	94,576
Weyerhaeuser Co.	3,563	77,887
Winthrop Realty Trust	1,712	20,441

Total REITS		9,251,618

Retail - 6.0%
Abercrombie & Fitch Co. Class A	877	58,689
Advance Auto Parts, Inc.	423	24,741
American Eagle Outfitters, Inc.	3,095	39,461
Best Buy Co., Inc.(a)	4,319	135,660
Bob Evans Farms, Inc.	627	21,926
Brinker International, Inc.	2,195	53,690
Buckle, Inc. (The)(a)	807	34,459
Casey’s General Stores, Inc.	204	8,976
Cato Corp. (The) Class A	919	26,467
Chico’s FAS, Inc.	1,231	18,748
Costco Wholesale Corp.	3,415	277,435
Cracker Barrel Old Country Store, Inc.	385	18,984
CVS Caremark Corp.	9,219	346,450
Darden Restaurants, Inc.(a)	2,456	122,211
Family Dollar Stores, Inc.	1,190	62,546
Foot Locker, Inc.	3,600	85,536
Gap, Inc. (The)(a)	7,348	132,999
Guess?, Inc.	905	38,064
Home Depot, Inc.	29,575	1,071,207
HOT Topic, Inc.	1,453	10,810
J.C. Penney Co., Inc.(a)	3,954	136,571
Lowe’s Cos., Inc.	15,706	366,107
Limited Brands, Inc.	4,301	165,373
Macy’s, Inc.	2,374	69,416
McDonald’s Corp.	22,013	1,856,136
Men’s Wearhouse, Inc. (The)	945	31,847
MSC Industrial Direct Co. Class A	486	32,227
Nordstrom, Inc.	2,694	126,456
Nu Skin Enterprises, Inc. Class A	1,041	39,090
PetSmart, Inc.	1,171	53,128
PF Chang’s China Bistro, Inc.(a)	516	20,764
RadioShack Corp.	1,487	19,792
Ross Stores, Inc.	915	73,310
Staples, Inc.	7,244	114,455
Starbucks Corp.	7,655	302,296
Target Corp.	7,877	369,510
Tiffany & Co.	1,273	99,956
TJX Cos., Inc.	3,693	193,993
Walgreen Co.	11,227	476,698
Wal-Mart Stores, Inc.	52,986	2,815,676
Wendy’s/Arby’s Group, Inc. Class A	6,578	33,351
Williams-Sonoma, Inc.	1,431	52,217
Yum! Brands, Inc.	6,288	347,349

Total Retail		10,384,777

Savings & Loans - 0.5%
Astoria Financial Corp.	3,150	40,288
Brookline Bancorp, Inc.(a)	1,894	17,557
Capitol Federal Financial, Inc.	8,552	100,572
Dime Community Bancshares, Inc.(a)	1,318	19,164
First Niagara Financial Group, Inc.	7,023	92,704
Hudson City Bancorp, Inc.	15,538	127,256
New York Community Bancorp, Inc.(a)	15,815	237,067
Northwest Bancshares, Inc.	2,711	34,104
OceanFirst Financial Corp.	1,414	18,311
Oritani Financial Corp.	1,888	24,148
People’s United Financial, Inc.(a)	10,630	142,867
Provident Financial Services, Inc.(a)	1,665	23,843
Roma Financial Corp.	1,400	14,700
Washington Federal, Inc.	1,235	20,291

Total Savings & Loans		912,872

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    7

Schedule of Investments (unaudited) (concluded)

WisdomTree Total Dividend Fund (DTD)

June 30, 2011

Investments	Shares	Fair Value
Semiconductors - 2.6%
Altera Corp.	1,583	$73,372
Analog Devices, Inc.	4,735	185,328
Applied Materials, Inc.	17,953	233,568
Broadcom Corp. Class A	2,004	67,414
Intel Corp.	122,449	2,713,470
Intersil Corp. Class A(a)	3,121	40,105
KLA-Tencor Corp.	2,594	105,005
Linear Technology Corp.(a)	4,182	138,090
Maxim Integrated Products, Inc.	6,946	177,540
Microchip Technology, Inc.(a)	5,039	191,028
National Semiconductor Corp.	4,300	105,823
Texas Instruments, Inc.	12,332	404,860
Xilinx, Inc.(a)	3,998	145,807

Total Semiconductors		4,581,410

Software - 2.6%
Activision Blizzard, Inc.(a)	10,769	125,782
American Software, Inc. Class A	2,037	16,927
Blackbaud, Inc.	901	24,976
Broadridge Financial Solutions, Inc.	2,604	62,678
CA, Inc.	2,381	54,382
Computer Programs & Systems, Inc.	403	25,582
Dun & Bradstreet Corp.	474	35,806
Fidelity National Information Services, Inc.	1,602	49,326
Microsoft Corp.	128,113	3,330,938
Oracle Corp.	21,629	711,810
Quality Systems, Inc.(a)	265	23,135

Total Software		4,461,342

Telecommunications - 8.0%
ADTRAN, Inc.	630	24,387
Alaska Communications Systems Group, Inc.(a)	2,841	25,200
AT&T, Inc.	221,861	6,968,654
CenturyLink, Inc.	20,777	840,014
Comtech Telecommunications Corp.	493	13,824
Consolidated Communications Holdings, Inc.	2,006	38,997
Corning, Inc.	11,184	202,990
Frontier Communications Corp.	51,808	418,091
Harris Corp.(a)	1,802	81,198
NTELOS Holdings Corp.	2,218	45,292
QUALCOMM, Inc.	16,541	939,363
Telephone & Data Systems, Inc.	767	23,838
Telephone & Data Systems, Inc. Special Shares	965	25,987
Tellabs, Inc.	2,294	10,575
Verizon Communications, Inc.	103,679	3,859,969
Virgin Media, Inc.(a)	1,459	43,668
Windstream Corp.(a)	22,552	292,274

Total Telecommunications		13,854,321

Textiles - 0.0%
Cintas Corp.	1,499	49,512

Toys/Games/Hobbies - 0.2%
Hasbro, Inc.	1,927	84,653
Mattel, Inc.	7,880	216,621

Total Toys/Games/Hobbies		301,274

Transportation - 1.6%
Alexander & Baldwin, Inc.(a)	1,095	52,735
C.H. Robinson Worldwide, Inc.	1,439	113,451
Con-way, Inc.	512	19,871
CSX Corp.	12,297	322,427
Expeditors International of Washington, Inc.	1,078	55,183
FedEx Corp.	1,030	97,695
International Shipholding Corp.	790	16,811
JB Hunt Transport Services, Inc.(a)	1,132	53,306
Knight Transportation, Inc.	437	7,425
Norfolk Southern Corp.	5,532	414,513
Overseas Shipholding Group, Inc.(a)	829	22,333
Ryder System, Inc.	888	50,483
Tidewater, Inc.(a)	723	38,905
Union Pacific Corp.	5,393	563,029
United Parcel Service, Inc. Class B	12,570	916,730

Total Transportation		2,744,897

Trucking & Leasing - 0.0%
GATX Corp.	990	36,749
TAL International Group, Inc.	892	30,801

Total Trucking & Leasing		67,550

Water - 0.2%
American States Water Co.(a)	749	25,960
American Water Works Co., Inc.	4,003	117,888
Aqua America, Inc.	2,315	50,884
California Water Service Group	1,600	29,936
Connecticut Water Service, Inc.	666	17,036
Middlesex Water Co.	1,065	19,788
SJW Corp.	562	13,623

Total Water		275,115

TOTAL COMMON STOCKS (Cost: $146,504,961)		172,081,311

EXCHANGE-TRADED FUND - 0.2%
WisdomTree Total Earnings Fund(b) (Cost: $342,513)	9,208	433,143

SHORT-TERM INVESTMENT - 0.1%

MONEY MARKET FUND - 0.1%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $131,191)	131,191	131,191

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.6%

MONEY MARKET FUND - 7.6%
Dreyfus Institutional Preferred Money Market Fund, 0.15%(d) (Cost: $13,145,900)(e)	13,145,900	13,145,900

TOTAL INVESTMENTS IN SECURITIES - 107.4% (Cost: $160,124,565)(f)		185,791,545
Liabilities in Excess of Other Assets - (7.4)%		(12,829,397)

NET ASSETS - 100.0%		$172,962,148

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2011 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2011.
(d)	Interest rate shown reflects yield as of June 30, 2011.
(e)	At June 30, 2011, the total market value of the Fund’s securities on loan was $12,820,997 and the total market value of the collateral held by the Fund was $13,145,900.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

8    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)

WisdomTree Equity Income Fund (DHS)

June 30, 2011

Investments	Shares	Fair Value
COMMON STOCKS - 99.6%

Aerospace/Defense - 1.4%
Lockheed Martin Corp.(a)	25,130	$2,034,776
Raytheon Co.	19,893	991,666

Total Aerospace/Defense		3,026,442

Agriculture - 8.2%
Altria Group, Inc.	208,092	5,495,710
Lorillard, Inc.	13,285	1,446,338
Philip Morris International, Inc.	126,573	8,451,279
Reynolds American, Inc.	57,261	2,121,520
Universal Corp.	1,800	67,806
Vector Group Ltd.(a)	10,469	186,243

Total Agriculture		17,768,896

Auto Parts & Equipment - 0.0%
Douglas Dynamics, Inc.	1,405	22,185
Superior Industries International, Inc.	1,349	29,826

Total Auto Parts & Equipment		52,011

Banks - 1.0%
1st Source Corp.	1,272	26,381
Arrow Financial Corp.	766	18,744
BancorpSouth, Inc.	7,658	95,036
Bank of Hawaii Corp.(a)	3,048	141,793
Bryn Mawr Bank Corp.	524	10,611
Capital City Bank Group, Inc.(a)	884	9,070
Chemical Financial Corp.(a)	1,606	30,129
City Holding Co.(a)	1,166	38,513
Community Bank System, Inc.(a)	1,986	49,233
Community Trust Bancorp, Inc.	1,064	29,494
Cullen/Frost Bankers, Inc.(a)	3,037	172,653
CVB Financial Corp.(a)	8,034	74,314
First Busey Corp.(a)	3,233	17,103
First Interstate Bancsystem, Inc.	643	9,478
First of Long Island Corp. (The)	376	10,487
FirstMerit Corp.(a)	5,344	88,229
FNB Corp.(a)	9,265	95,893
Glacier Bancorp, Inc.(a)	4,759	64,151
Great Southern Bancorp, Inc.(a)	538	10,195
M&T Bank Corp.	6,626	582,757
NBT Bancorp, Inc.	1,883	41,671
Park National Corp.(a)	1,348	88,779
Renasant Corp.(a)	1,900	27,531
Southside Bancshares, Inc.	711	14,113
Sterling Bancorp(a)	1,346	12,774
Suffolk Bancorp(a)	447	6,240
Tompkins Financial Corp.(a)	643	25,231
TrustCo Bank Corp.	5,462	26,764
Trustmark Corp.(a)	3,916	91,674
United Bankshares, Inc.(a)	3,205	78,458
Univest Corp. of Pennsylvania	1,395	21,804
Valley National Bancorp(a)	14,455	196,733
Washington Trust Bancorp, Inc.	1,024	23,521
WesBanco, Inc.	1,273	25,027

Total Banks		2,254,584

Chemicals - 1.4%
E.I. Du Pont de Nemours & Co.	49,173	2,657,801
Olin Corp.(a)	5,077	115,045
RPM International, Inc.	8,223	189,293

Total Chemicals		2,962,139

Commercial Services - 1.5%
Advance America, Cash Advance Centers, Inc.	4,628	31,887
Automatic Data Processing, Inc.	24,767	1,304,725
CPI Corp.(a)	328	4,313
Deluxe Corp.	3,971	98,123
Electro Rent Corp.	1,798	30,782
H&R Block, Inc.(a)	23,415	375,577
Healthcare Services Group, Inc.	4,444	72,215
Hillenbrand, Inc.	3,798	89,823
Landauer, Inc.	556	34,244
Lincoln Educational Services Corp.	1,983	34,008
McGrath Rentcorp(a)	1,297	36,420
Paychex, Inc.	24,019	737,864
R.R. Donnelley & Sons Co.(a)	19,754	387,376

Total Commercial Services		3,237,357

Computers - 0.1%
Diebold, Inc.	3,689	114,396

Cosmetics/Personal Care - 4.0%
Procter & Gamble Co. (The)	137,497	8,740,684

Distribution/Wholesale - 0.3%
Genuine Parts Co.	8,321	452,662
Watsco, Inc.(a)	1,495	101,645

Total Distribution/Wholesale		554,307

Diversified Financial Services - 0.4%
BGC Partners, Inc. Class A(a)	7,700	59,521
Federated Investors, Inc. Class B(a)	6,089	145,162
GFI Group, Inc.(a)	9,079	41,673
NYSE Euronext	17,287	592,425
Westwood Holdings Group, Inc.	446	16,992

Total Diversified Financial Services		855,773

Electric - 13.7%
ALLETE, Inc.	2,825	115,938
Alliant Energy Corp.	7,817	317,839
Ameren Corp.	21,107	608,726
American Electric Power Co., Inc.	39,983	1,506,559
Avista Corp.	3,792	97,417
Black Hills Corp.(a)	3,033	91,263
Central Vermont Public Service Corp.	629	22,738
CH Energy Group, Inc.	1,145	60,983
Cleco Corp.	3,221	112,252
CMS Energy Corp.	17,078	336,266
Consolidated Edison, Inc.	22,881	1,218,184
Constellation Energy Group, Inc.	11,540	438,058
Dominion Resources, Inc.	41,214	1,989,400
DPL, Inc.	8,866	267,399
DTE Energy Co.	13,526	676,571
Duke Energy Corp.	119,644	2,252,897
Edison International	17,688	685,410
Entergy Corp.	13,948	952,369
Exelon Corp.(a)	55,176	2,363,740
FirstEnergy Corp.	30,402	1,342,248
Great Plains Energy, Inc.	9,521	197,370
Hawaiian Electric Industries, Inc.	8,538	205,424
IDACORP, Inc.	2,604	102,858
Integrys Energy Group, Inc.	7,025	364,176
MDU Resources Group, Inc.	10,217	229,883
MGE Energy, Inc.(a)	1,346	54,553
NextEra Energy, Inc.	26,569	1,526,655
Northeast Utilities	9,405	330,774
NorthWestern Corp.	2,826	93,569
NSTAR	6,897	317,124
NV Energy, Inc.	13,307	204,262
OGE Energy Corp.	5,162	259,752
Otter Tail Corp.	3,342	70,516
Pepco Holdings, Inc.	21,708	426,128

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    9

Schedule of Investments (unaudited) (continued)

WisdomTree Equity Income Fund (DHS)

June 30, 2011

Investments	Shares	Fair Value
PG&E Corp.	24,466	$1,028,306
Pinnacle West Capital Corp.	9,059	403,850
PNM Resources, Inc.	5,645	94,497
Portland General Electric Co.(a)	5,795	146,498
PPL Corp.(a)	43,530	1,211,440
Progress Energy, Inc.	27,039	1,298,142
Public Service Enterprise Group, Inc.	35,916	1,172,298
SCANA Corp.(a)	9,726	382,913
Southern Co.	65,473	2,643,800
TECO Energy, Inc.	16,860	318,485
UIL Holdings Corp.(a)	4,547	147,096
Unisource Energy Corp.	2,340	87,352
Unitil Corp.	1,186	31,192
Westar Energy, Inc.(a)	8,995	242,056
Xcel Energy, Inc.	32,121	780,540

Total Electric		29,827,766

Electrical Components & Equipment - 0.0%
Molex, Inc. Class A	4,895	105,145

Electronics - 0.0%
DDi Corp.	951	9,073

Entertainment - 0.2%
Cinemark Holdings, Inc.	8,816	182,579
National CineMedia, Inc.	3,884	65,679
Regal Entertainment Group Class A(a)	10,365	128,008

Total Entertainment		376,266

Environmental Control - 0.5%
Mine Safety Appliances Co.	1,867	69,714
U.S. Ecology, Inc.	1,456	24,897
Waste Management, Inc.	26,888	1,002,116

Total Environmental Control		1,096,727

Food - 4.4%
B&G Foods, Inc.(a)	3,909	80,604
Campbell Soup Co.(a)	18,357	634,234
ConAgra Foods, Inc.	29,367	757,962
General Mills, Inc.	32,045	1,192,715
H.J. Heinz Co.(a)	18,668	994,631
Ingles Markets, Inc. Class A	977	16,169
Kellogg Co.	19,056	1,054,178
Kraft Foods, Inc. Class A	104,046	3,665,541
SUPERVALU, Inc.(a)	14,812	139,381
Sysco Corp.	33,832	1,054,882
Village Super Market, Inc. Class A	292	8,091

Total Food		9,598,388

Forest Products & Paper - 0.2%
MeadWestvaco Corp.	11,279	375,703

Gas - 1.3%
AGL Resources, Inc.(a)	6,275	255,455
Atmos Energy Corp.	6,432	213,864
CenterPoint Energy, Inc.	33,729	652,656
Chesapeake Utilities Corp.	502	20,095
Laclede Group, Inc. (The)	1,821	68,888
New Jersey Resources Corp.(a)	2,242	100,016
Nicor, Inc.	2,799	153,217
NiSource, Inc.	24,363	493,351
Northwest Natural Gas Co.(a)	1,767	79,745
Piedmont Natural Gas Co., Inc.(a)	4,445	134,506
Questar Corp.	8,626	152,767
UGI Corp.	5,737	182,953
Vectren Corp.	7,212	200,926
WGL Holdings, Inc.	3,484	134,099

Total Gas		2,842,538

Healthcare-Products - 4.7%
Johnson & Johnson	153,780	10,229,446
Meridian Bioscience, Inc.(a)	1,784	43,012

Total Healthcare-Products		10,272,458

Holding Companies-Diversified - 0.0%
Compass Diversified Holdings(a)	5,889	97,110

Home Builders - 0.0%
MDC Holdings, Inc.(a)	2,823	69,559

Household Products/Wares - 1.1%
Clorox Co.	7,971	537,564
Ennis, Inc.	1,865	32,451
Kimberly-Clark Corp.	28,069	1,868,273

Total Household Products/Wares		2,438,288

Insurance - 1.2%
American National Insurance Co.	1,490	115,475
Arthur J. Gallagher & Co.	7,571	216,076
Baldwin & Lyons, Inc. Class B	847	19,625
Cincinnati Financial Corp.(a)	13,302	388,152
EMC Insurance Group, Inc.	818	15,624
Fidelity National Financial, Inc. Class A(a)	19,010	299,217
Harleysville Group, Inc.(a)	1,699	52,958
Kansas City Life Insurance Co.	522	16,260
Life Partners Holdings, Inc.(a)	1,669	5,741
Marsh & McLennan Cos., Inc.	27,588	860,470
Mercury General Corp.	4,966	196,107
Old Republic International Corp.	21,718	255,187
Safety Insurance Group, Inc.	1,187	49,902
State Auto Financial Corp.	2,423	42,233
Unitrin, Inc.	3,537	104,943

Total Insurance		2,637,970

Internet - 0.1%
Earthlink, Inc.	13,170	101,343
Nutrisystem, Inc.(a)	1,192	16,759
United Online, Inc.	8,595	51,828

Total Internet		169,930

Investment Companies - 0.7%
Apollo Investment Corp.	32,066	327,394
Ares Capital Corp.	26,075	419,025
BlackRock Kelso Capital Corp.(a)	12,699	113,910
Fifth Street Finance Corp.(a)	9,480	109,968
Gladstone Capital Corp.	2,028	18,739
Golub Capital BDC, Inc.	1,798	26,844
Main Street Capital Corp.(a)	2,199	41,671
MCG Capital Corp.	8,432	51,267
MVC Capital, Inc.	1,865	24,674
PennantPark Investment Corp.(a)	5,483	61,464
Prospect Capital Corp.(a)	15,551	157,221
Solar Capital Ltd.	5,237	129,301
TICC Capital Corp.	3,251	31,210
Triangle Capital Corp.(a)	1,822	33,634

Total Investment Companies		1,546,322

Iron/Steel - 0.3%
Nucor Corp.	16,985	700,122

Media - 0.0%
World Wrestling Entertainment, Inc. Class A(a)	4,509	42,971

Mining - 0.8%
Southern Copper Corp.	50,878	1,672,360

See Notes to Schedule of Investments.

10    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Equity Income Fund (DHS)

June 30, 2011

Investments	Shares	Fair Value
Miscellaneous Manufacturing - 0.2%
Harsco Corp.	4,147	$135,192
Leggett & Platt, Inc.	11,474	279,736
NL Industries, Inc.(a)	3,488	64,040

Total Miscellaneous Manufacturing		478,968

Office Furnishings - 0.0%
HNI Corp.(a)	2,079	52,224

Office/Business Equipment - 0.2%
Pitney Bowes, Inc.(a)	19,938	458,375

Oil & Gas - 7.8%
Chevron Corp.	106,815	10,984,855
ConocoPhillips	80,553	6,056,780

Total Oil & Gas		17,041,635

Packaging & Containers - 0.1%
Sonoco Products Co.	5,556	197,460

Pharmaceuticals - 14.3%
Abbott Laboratories	91,480	4,813,678
Bristol-Myers Squibb Co.	132,868	3,847,857
Eli Lilly & Co.	104,466	3,920,609
Merck & Co., Inc.	206,826	7,298,889
Pfizer, Inc.	547,666	11,281,920

Total Pharmaceuticals		31,162,953

Pipelines - 0.8%
Oneok, Inc.	6,187	457,900
Spectra Energy Corp.	42,944	1,177,095

Total Pipelines		1,634,995

Private Equity - 0.0%
Hercules Technology Growth Capital, Inc.	4,719	49,644

REITS - 9.1%
Acadia Realty Trust	3,172	64,487
Agree Realty Corp.(a)	1,188	26,528
American Campus Communities, Inc.	4,630	164,458
Associated Estates Realty Corp.	2,578	41,892
AvalonBay Communities, Inc.	4,577	587,687
BioMed Realty Trust, Inc.(a)	7,632	146,840
Brandywine Realty Trust(a)	11,996	139,034
BRE Properties, Inc.	3,761	187,599
Camden Property Trust	3,942	250,790
CapLease, Inc.	4,039	19,831
CBL & Associates Properties, Inc.(a)	10,024	181,735
Cedar Shopping Centers, Inc.	5,225	26,909
Chesapeake Lodging Trust	1,053	17,964
Cogdell Spencer, Inc.(a)	5,350	32,046
Colonial Properties Trust(a)	4,415	90,066
CommonWealth REIT	9,446	244,085
Corporate Office Properties Trust	5,224	162,519
DCT Industrial Trust, Inc.(a)	19,422	101,577
Digital Realty Trust, Inc.(a)	5,879	363,205
Duke Realty Corp.	25,055	351,020
EastGroup Properties, Inc.	2,200	93,522
Entertainment Properties Trust(a)	4,339	202,631
Equity One, Inc.(a)	8,533	159,055
Essex Property Trust, Inc.	1,915	259,080
Federal Realty Investment Trust	3,584	305,285
First Potomac Realty Trust	4,248	65,037
Franklin Street Properties Corp.(a)	8,254	106,559
Getty Realty Corp.(a)	3,146	79,374
Glimcher Realty Trust	7,359	69,910
Government Properties Income Trust	3,917	105,837
HCP, Inc.	28,574	1,048,380
Health Care REIT, Inc.(a)	13,821	724,635
Healthcare Realty Trust, Inc.	6,259	129,123
Hersha Hospitality Trust	7,162	39,892
Highwoods Properties, Inc.(a)	6,759	223,926
Home Properties, Inc.	2,653	161,515
Hospitality Properties Trust	17,000	412,250
Inland Real Estate Corp.	9,767	86,243
Investors Real Estate Trust	9,919	85,898
Kilroy Realty Corp.	3,575	141,177
Kimco Realty Corp.	28,741	535,732
Kite Realty Group Trust	4,740	23,605
Lexington Realty Trust(a)	12,455	113,714
Liberty Property Trust(a)	11,619	378,547
LTC Properties, Inc.	2,595	72,193
Macerich Co. (The)	9,770	522,695
Mack-Cali Realty Corp.	7,675	252,814
Medical Properties Trust, Inc.(a)	13,714	157,711
Mid-America Apartment Communities, Inc.(a)	2,223	149,986
Monmouth Real Estate Investment Corp. Class A	3,282	27,733
National Health Investors, Inc.	2,549	113,252
National Retail Properties, Inc.(a)	8,110	198,776
Nationwide Health Properties, Inc.	11,310	468,347
Omega Healthcare Investors, Inc.	11,302	237,455
Pennsylvania Real Estate Investment Trust(a)	3,919	61,528
Piedmont Office Realty Trust, Inc. Class A(a)	13,297	271,126
Plum Creek Timber Co., Inc.(a)	12,230	495,804
Potlatch Corp.(a)	4,128	145,595
ProLogis, Inc.(a)	23,908	856,863
PS Business Parks, Inc.	1,299	71,575
Public Storage	9,028	1,029,282
Ramco-Gershenson Properties Trust	3,701	45,818
Rayonier, Inc.	5,573	364,196
Realty Income Corp.(a)	9,931	332,589
Regency Centers Corp.	6,148	270,328
Saul Centers, Inc.	956	37,638
Senior Housing Properties Trust	14,928	349,464
Simon Property Group, Inc.	15,950	1,853,868
Sovran Self Storage, Inc.	2,228	91,348
Sun Communities, Inc.	2,474	92,305
Tanger Factory Outlet Centers, Inc.	4,206	112,595
Taubman Centers, Inc.	3,258	192,874
UDR, Inc.	9,832	241,376
Universal Health Realty Income Trust	1,370	54,773
Urstadt Biddle Properties, Inc. Class A	2,136	38,683
Ventas, Inc.(a)	11,217	591,248
Vornado Realty Trust	9,603	894,807
Washington Real Estate Investment Trust(a)	6,165	200,486
Weingarten Realty Investors(a)	8,832	222,213
Winthrop Realty Trust	1,873	22,364

Total REITS		19,892,907

Retail - 0.1%
Foot Locker, Inc.	8,183	194,428
HOT Topic, Inc.	2,752	20,475

Total Retail		214,903

Savings & Loans - 1.0%
Astoria Financial Corp.	6,223	79,592
Berkshire Hills Bancorp, Inc.(a)	833	18,651
Brookline Bancorp, Inc.(a)	3,099	28,728
Capitol Federal Financial, Inc.	22,003	258,755

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    11

Schedule of Investments (unaudited) (concluded)

WisdomTree Equity Income Fund (DHS)

June 30, 2011

Investments	Shares	Fair Value
Dime Community Bancshares, Inc.	2,130	$30,970
First Niagara Financial Group, Inc.(a)	14,352	189,446
Flushing Financial Corp.	1,899	24,687
Hudson City Bancorp, Inc.	41,419	339,222
New York Community Bancorp, Inc.(a)	39,652	594,384
Northwest Bancshares, Inc.	6,368	80,110
OceanFirst Financial Corp.	935	12,108
Oritani Financial Corp.	2,554	32,666
People’s United Financial, Inc.(a)	26,746	359,466
Provident Financial Services, Inc.	3,001	42,974
Roma Financial Corp.	1,386	14,553

Total Savings & Loans		2,106,312

Semiconductors - 3.6%
Intel Corp.	306,237	6,786,212
Intersil Corp. Class A(a)	6,558	84,270
Maxim Integrated Products, Inc.	16,894	431,811
Microchip Technology, Inc.(a)	12,245	464,208

Total Semiconductors		7,766,501

Telecommunications - 14.3%
Alaska Communications Systems Group, Inc.(a)	5,621	49,858
AT&T, Inc.	552,742	17,361,626
CenturyLink, Inc.	51,194	2,069,773
Comtech Telecommunications Corp.	1,383	38,779
Consolidated Communications Holdings, Inc.	4,077	79,257
Frontier Communications Corp.(a)	129,465	1,044,783
IDT Corp. Class B	658	17,779
NTELOS Holdings Corp.	3,997	81,619
Verizon Communications, Inc.	258,215	9,613,345
Windstream Corp.(a)	55,366	717,543

Total Telecommunications		31,074,362

Toys/Games/Hobbies - 0.2%
Mattel, Inc.	19,207	528,000

Transportation - 0.1%
Alexander & Baldwin, Inc.(a)	2,212	106,530
Overseas Shipholding Group, Inc.(a)	2,377	64,036

Total Transportation		170,566

Trucking & Leasing - 0.1%
GATX Corp.	2,430	90,202
TAL International Group, Inc.	2,278	78,659

Total Trucking & Leasing		168,861

Water - 0.2%
American Water Works Co., Inc.	10,053	296,061
California Water Service Group	1,755	32,836
Connecticut Water Service, Inc.	409	10,462
Middlesex Water Co.	1,039	19,305
York Water Co.	508	8,407

Total Water		367,071

TOTAL COMMON STOCKS (Cost: $205,605,157)		216,811,022

EXCHANGE-TRADED FUND - 0.1%
WisdomTree Total Dividend Fund(b) (Cost: $230,392)	5,163	255,310

SHORT-TERM INVESTMENT - 0.1%

MONEY MARKET FUND - 0.1%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $131,282)	131,282	131,282

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.6%

MONEY MARKET FUND - 7.6%
Dreyfus Institutional Preferred Money Market Fund, 0.15%(d) (Cost: $16,605,541)(e)	16,605,541	16,605,541

TOTAL INVESTMENTS IN SECURITIES - 107.4% (Cost: $222,572,372)(f)		233,803,155
Liabilities in Excess of Other Assets - (7.4)%		(16,107,529)

NET ASSETS - 100.0%		$217,695,626

(a)	Security, or portion thereof, was on loan at June 30, 2011 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2011.
(d)	Interest rate shown reflects yield as of June 30, 2011.
(e)	At June 30, 2011, the total market value of the Fund’s securities on loan was $15,996,298 and the total market value of the collateral held by the Fund was $16,605,541.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

12    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)

WisdomTree LargeCap Dividend Fund (DLN)

June 30, 2011

Investments	Shares	Fair Value
COMMON STOCKS - 99.8%

Advertising - 0.1%
Omnicom Group, Inc.(a)	17,978	$865,820

Aerospace/Defense - 3.0%
Boeing Co. (The)	68,464	5,061,544
General Dynamics Corp.(a)	32,158	2,396,414
Goodrich Corp.	6,088	581,404
L-3 Communications Holdings, Inc.	8,969	784,339
Lockheed Martin Corp.(a)	55,050	4,457,398
Northrop Grumman Corp.	30,573	2,120,238
Raytheon Co.	43,549	2,170,918
Rockwell Collins, Inc.	9,518	587,165
United Technologies Corp.	70,343	6,226,059

Total Aerospace/Defense		24,385,479

Agriculture - 4.9%
Altria Group, Inc.	455,213	12,022,175
Archer-Daniels-Midland Co.	44,457	1,340,378
Lorillard, Inc.	28,907	3,147,105
Philip Morris International, Inc.	277,001	18,495,357
Reynolds American, Inc.	125,652	4,655,407

Total Agriculture		39,660,422

Airlines - 0.0%
Southwest Airlines Co.(a)	4,191	47,861

Apparel - 0.5%
Coach, Inc.	10,762	688,015
NIKE, Inc. Class B	19,373	1,743,182
Polo Ralph Lauren Corp.	963	127,703
VF Corp.(a)	11,123	1,207,513

Total Apparel		3,766,413

Auto Manufacturers - 0.1%
PACCAR, Inc.(a)	11,035	563,778

Auto Parts & Equipment - 0.2%
Johnson Controls, Inc.	40,156	1,672,899

Banks - 2.4%
Bank of America Corp.	113,986	1,249,287
Bank of New York Mellon Corp. (The)	54,255	1,390,013
BB&T Corp.(a)	56,224	1,509,052
Capital One Financial Corp.	7,850	405,609
Comerica, Inc.	5,836	201,751
Fifth Third Bancorp	8,318	106,055
Goldman Sachs Group, Inc. (The)	15,328	2,040,004
JPMorgan Chase & Co.	68,745	2,814,420
KeyCorp	15,993	133,222
M&T Bank Corp.	14,611	1,285,037
Morgan Stanley	40,401	929,627
Northern Trust Corp.	17,723	814,549
PNC Financial Services Group, Inc.	12,725	758,537
Regions Financial Corp.	28,601	177,326
State Street Corp.	2,264	102,084
SunTrust Banks, Inc.	2,879	74,278
U.S. Bancorp	53,163	1,356,188
Wells Fargo & Co.	124,453	3,492,151

Total Banks		18,839,190

Beverages - 3.6%
Coca-Cola Co. (The)	224,403	15,100,078
Coca-Cola Enterprises, Inc.	22,706	662,561
Dr. Pepper Snapple Group, Inc.	21,303	893,234
Molson Coors Brewing Co. Class B	12,066	539,833
PepsiCo, Inc.	165,858	11,681,379

Total Beverages		28,877,085

Chemicals - 2.3%
Air Products & Chemicals, Inc.	16,671	1,593,414
CF Industries Holdings, Inc.	752	106,536
Dow Chemical Co. (The)	73,870	2,659,320
E.I. Du Pont de Nemours & Co.	108,736	5,877,181
Ecolab, Inc.	10,263	578,628
Lubrizol Corp.	3,202	429,933
Monsanto Co.	35,428	2,569,947
Mosaic Co. (The)	4,836	327,542
PPG Industries, Inc.(a)	15,760	1,430,850
Praxair, Inc.	21,165	2,294,074
Sherwin-Williams Co. (The)(a)	6,941	582,142
Sigma-Aldrich Corp.	4,240	311,131

Total Chemicals		18,760,698

Coal - 0.1%
Consol Energy, Inc.(a)	7,428	360,109
Peabody Energy Corp.	5,371	316,406

Total Coal		676,515

Commercial Services - 0.9%
Automatic Data Processing, Inc.	53,964	2,842,824
Mastercard, Inc. Class A	995	299,833
Moody’s Corp.(a)	12,772	489,806
Paychex, Inc.	52,113	1,600,911
Visa, Inc. Class A	13,430	1,131,612
Western Union Co. (The)	28,458	570,014

Total Commercial Services		6,935,000

Computers - 2.0%
Computer Sciences Corp.(a)	6,287	238,654
Hewlett-Packard Co.	61,507	2,238,855
International Business Machines Corp.	79,214	13,589,162

Total Computers		16,066,671

Cosmetics/Personal Care - 3.1%
Avon Products, Inc.	45,317	1,268,876
Colgate-Palmolive Co.	44,984	3,932,051
Estee Lauder Cos., Inc. (The) Class A	4,465	469,673
Procter & Gamble Co. (The)	301,201	19,147,348

Total Cosmetics/Personal Care		24,817,948

Distribution/Wholesale - 0.3%
Fastenal Co.(a)	15,052	541,722
Genuine Parts Co.(a)	18,271	993,942
W.W. Grainger, Inc.(a)	3,942	605,688

Total Distribution/Wholesale		2,141,352

Diversified Financial Services - 1.5%
American Express Co.	66,790	3,453,043
Ameriprise Financial, Inc.	11,752	677,855
BlackRock, Inc.	10,371	1,989,262
Charles Schwab Corp. (The)	59,866	984,796
CME Group, Inc.	3,294	960,497
Discover Financial Services	8,234	220,260
Franklin Resources, Inc.	5,967	783,407
NYSE Euronext	37,673	1,291,054
T. Rowe Price Group, Inc.	15,716	948,303
TD Ameritrade Holding Corp.	20,617	402,238

Total Diversified Financial Services		11,710,715

Electric - 6.4%
Ameren Corp.	46,242	1,333,619
American Electric Power Co., Inc.	88,346	3,328,877
Consolidated Edison, Inc.	49,827	2,652,790
Dominion Resources, Inc.	90,072	4,347,775
DTE Energy Co.	29,133	1,457,233
Duke Energy Corp.	263,632	4,964,191

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    13

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund (DLN)

June 30, 2011

Investments	Shares	Fair Value
Edison International	38,419	$1,488,736
Entergy Corp.	29,769	2,032,627
Exelon Corp.(a)	120,797	5,174,943
FirstEnergy Corp.	66,706	2,945,070
NextEra Energy, Inc.	58,787	3,377,901
PG&E Corp.	53,048	2,229,607
PPL Corp.(a)	95,343	2,653,396
Progress Energy, Inc.	58,889	2,827,261
Public Service Enterprise Group, Inc.	77,873	2,541,775
Southern Co.	143,042	5,776,036
Wisconsin Energy Corp.	22,822	715,470
Xcel Energy, Inc.	69,936	1,699,445

Total Electric		51,546,752

Electrical Components & Equipment - 0.5%
AMETEK, Inc.	3,212	144,219
Emerson Electric Co.	64,505	3,628,406

Total Electrical Components & Equipment		3,772,625

Electronics - 0.0%
Amphenol Corp. Class A	730	39,413

Engineering & Construction - 0.0%
Fluor Corp.	5,256	339,853

Environmental Control - 0.4%
Republic Services, Inc.	36,814	1,135,712
Waste Management, Inc.	58,562	2,182,606

Total Environmental Control		3,318,318

Food - 3.2%
Campbell Soup Co.(a)	39,597	1,368,076
ConAgra Foods, Inc.	63,518	1,639,400
General Mills, Inc.	69,127	2,572,907
H.J. Heinz Co.(a)	40,820	2,174,890
Hershey Co. (The)	16,003	909,770
Hormel Foods Corp.	19,944	594,531
J.M. Smucker Co. (The)	10,438	797,881
Kellogg Co.	40,983	2,267,180
Kraft Foods, Inc. Class A	229,076	8,070,347
Kroger Co. (The)	44,007	1,091,374
Safeway, Inc.(a)	29,690	693,855
Sara Lee Corp.	65,654	1,246,769
Sysco Corp.(a)	73,719	2,298,558

Total Food		25,725,538

Forest Products & Paper - 0.1%
International Paper Co.	30,813	918,844

Gas - 0.4%
CenterPoint Energy, Inc.	74,652	1,444,516
Sempra Energy	25,527	1,349,868

Total Gas		2,794,384

Hand/Machine Tools - 0.1%
Stanley Black & Decker, Inc.	12,769	920,006

Healthcare-Products - 3.9%
Baxter International, Inc.	49,860	2,976,143
Becton Dickinson and Co.	16,054	1,383,373
C.R. Bard, Inc.	2,659	292,118
Johnson & Johnson	336,313	22,371,541
Medtronic, Inc.	95,957	3,697,223
Stryker Corp.(a)	15,390	903,239

Total Healthcare-Products		31,623,637

Healthcare-Services - 0.4%
Aetna, Inc.	1,975	87,078
CIGNA Corp.	990	50,916
Quest Diagnostics, Inc.(a)	4,019	237,523
UnitedHealth Group, Inc.	55,201	2,847,267

Total Healthcare-Services		3,222,784

Household Products/Wares - 0.7%
Clorox Co.	17,300	1,166,712
Fortune Brands, Inc.	6,911	440,714
Kimberly-Clark Corp.	61,951	4,123,459

Total Household Products/Wares		5,730,885

Insurance - 2.2%
Allstate Corp. (The)	49,675	1,516,578
American Family Life Assurance Co., Inc.	36,437	1,700,879
AON Corp.	15,053	772,219
Chubb Corp.	27,367	1,713,448
Hartford Financial Services Group, Inc.(a)	13,185	347,688
Lincoln National Corp.(a)	7,563	215,470
Loews Corp.	9,832	413,829
Marsh & McLennan Cos., Inc.	60,451	1,885,467
MetLife, Inc.(a)	59,795	2,623,206
Principal Financial Group, Inc.	19,354	588,749
Progressive Corp. (The)	17,076	365,085
Prudential Financial, Inc.	35,127	2,233,726
Travelers Cos., Inc. (The)	42,879	2,503,276
Unum Group	17,596	448,346

Total Insurance		17,327,966

Internet - 0.0%
Expedia, Inc.	9,106	263,983

Iron/Steel - 0.2%
Cliffs Natural Resources, Inc.	3,334	308,228
Nucor Corp.(a)	36,898	1,520,936
United States Steel Corp.(a)	1,948	89,686

Total Iron/Steel		1,918,850

Leisure Time - 0.1%
Harley-Davidson, Inc.	10,153	415,968

Lodging - 0.2%
Marriott International, Inc. Class A(a)	11,266	399,830
Starwood Hotels & Resorts Worldwide, Inc.	3,345	187,454
Wynn Resorts Ltd.	4,512	647,653

Total Lodging		1,234,937

Machinery-Construction & Mining - 0.6%
Caterpillar, Inc.	43,124	4,590,981
Joy Global, Inc.	3,185	303,339

Total Machinery-Construction & Mining		4,894,320

Machinery-Diversified - 0.5%
Cummins, Inc.	6,962	720,497
Deere & Co.	22,548	1,859,083
Rockwell Automation, Inc.	10,044	871,417
Roper Industries, Inc.	1,926	160,436

Total Machinery-Diversified		3,611,433

Media - 2.4%
Cablevision Systems Corp. Class A	12,755	461,858
CBS Corp. Class B	25,745	733,475
Comcast Corp. Class A	126,905	3,215,773
Comcast Corp. Special Class A	46,518	1,127,131
McGraw-Hill Cos., Inc. (The)	28,056	1,175,827
News Corp. Class A	66,596	1,178,749
News Corp. Class B	26,132	472,467
Scripps Networks Interactive, Inc. Class A	3,218	157,296
Time Warner Cable, Inc.(a)	31,242	2,438,126
Time Warner, Inc.(a)	105,965	3,853,947

See Notes to Schedule of Investments.

14    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund (DLN)

June 30, 2011

Investments	Shares	Fair Value
Viacom, Inc. Class B	30,744	$1,567,944
Walt Disney Co. (The)(a)	63,751	2,488,839

Total Media		18,871,432

Metal Fabricate/Hardware - 0.0%
Precision Castparts Corp.	420	69,153

Mining - 1.0%
Alcoa, Inc.	31,112	493,436
Freeport-McMoRan Copper & Gold, Inc.	59,800	3,163,420
Newmont Mining Corp.	16,809	907,182
Southern Copper Corp.	111,042	3,649,951

Total Mining		8,213,989

Miscellaneous Manufacturing - 4.5%
3M Co.	61,791	5,860,876
Danaher Corp.	3,557	188,486
Dover Corp.	12,814	868,789
Eaton Corp.	28,283	1,455,160
General Electric Co.	1,037,387	19,565,119
Honeywell International, Inc.	65,678	3,913,752
Illinois Tool Works, Inc.	46,681	2,637,010
ITT Corp.	12,785	753,420
Parker Hannifin Corp.	7,912	710,023
Textron, Inc.(a)	3,559	84,028

Total Miscellaneous Manufacturing		36,036,663

Office/Business Equipment - 0.1%
Xerox Corp.	71,087	740,016

Oil & Gas - 11.0%
Anadarko Petroleum Corp.	9,414	722,619
Apache Corp.	6,950	857,561
Chesapeake Energy Corp.(a)	29,017	861,515
Chevron Corp.	233,979	24,062,400
Cimarex Energy Co.	1,014	91,179
ConocoPhillips	176,188	13,247,576
Devon Energy Corp.	13,405	1,056,448
Diamond Offshore Drilling, Inc.(a)	3,828	269,529
EOG Resources, Inc.(a)	6,138	641,728
Exxon Mobil Corp.	438,049	35,648,428
Hess Corp.(a)	6,473	483,921
Marathon Oil Corp.	72,178	3,802,337
Murphy Oil Corp.	10,803	709,325
Noble Energy, Inc.	5,497	492,696
Occidental Petroleum Corp.	46,079	4,794,059
Pioneer Natural Resources Co.(a)	432	38,694
QEP Resources, Inc.	1,286	53,793
Range Resources Corp.(a)	1,939	107,615
Valero Energy Corp.	21,998	562,489

Total Oil & Gas		88,503,912

Oil & Gas Services - 0.4%
Baker Hughes, Inc.	16,942	1,229,311
Halliburton Co.	29,673	1,513,323
National Oilwell Varco, Inc.	10,717	838,177

Total Oil & Gas Services		3,580,811

Pharmaceuticals - 9.0%
Abbott Laboratories	200,056	10,526,947
Allergan, Inc.	3,630	302,197
AmerisourceBergen Corp.	12,367	511,994
Bristol-Myers Squibb Co.	292,723	8,477,258
Cardinal Health, Inc.	26,880	1,220,890
Eli Lilly & Co.	228,495	8,575,417
McKesson Corp.	9,252	773,930
Mead Johnson Nutrition Co.	10,220	690,361
Merck & Co., Inc.	452,601	15,972,289
Pfizer, Inc.	1,197,691	24,672,435

Total Pharmaceuticals		71,723,718

Pipelines - 0.5%
El Paso Corp.	7,809	157,742
Spectra Energy Corp.	94,606	2,593,150
Williams Cos., Inc. (The)	43,914	1,328,399

Total Pipelines		4,079,291

REITS - 2.4%
AvalonBay Communities, Inc.	10,075	1,293,630
Boston Properties, Inc.(a)	12,189	1,293,984
Equity Residential	27,934	1,676,040
HCP, Inc.(a)	62,291	2,285,457
Health Care REIT, Inc.	29,475	1,545,374
Host Hotels & Resorts, Inc.(a)	5,268	89,293
Kimco Realty Corp.	63,414	1,182,037
Public Storage	19,360	2,207,234
Simon Property Group, Inc.	35,017	4,070,026
Ventas, Inc.(a)	24,440	1,288,232
Vornado Realty Trust	21,003	1,957,060
Weyerhaeuser Co.	20,612	450,578

Total REITS		19,338,945

Retail - 6.5%
Best Buy Co., Inc.(a)	24,165	759,023
Costco Wholesale Corp.	17,666	1,435,186
CVS Caremark Corp.	50,258	1,888,696
Darden Restaurants, Inc.(a)	13,247	659,171
Family Dollar Stores, Inc.	5,254	276,150
Gap, Inc. (The)(a)	41,536	751,802
Home Depot, Inc.	161,360	5,844,459
J.C. Penney Co., Inc.(a)	20,849	720,124
Lowe’s Cos., Inc.	86,051	2,005,849
Limited Brands, Inc.	23,308	896,193
Macy’s, Inc.	12,083	353,307
McDonald’s Corp.	119,083	10,041,079
Nordstrom, Inc.	14,733	691,567
Ross Stores, Inc.	4,177	334,661
Staples, Inc.	40,493	639,789
Starbucks Corp.	43,112	1,702,493
Target Corp.	42,966	2,015,535
Tiffany & Co.	6,581	516,740
TJX Cos., Inc.	19,638	1,031,584
Walgreen Co.	62,683	2,661,520
Wal-Mart Stores, Inc.	287,486	15,277,006
Yum! Brands, Inc.	33,852	1,869,984

Total Retail		52,371,918

Savings & Loans - 0.2%
New York Community Bancorp, Inc.(a)	87,441	1,310,741

Semiconductors - 2.9%
Altera Corp.	7,349	340,626
Analog Devices, Inc.(a)	25,125	983,392
Applied Materials, Inc.	98,806	1,285,466
Broadcom Corp. Class A*	10,909	366,979
Intel Corp.	668,729	14,819,035
Linear Technology Corp.	21,368	705,571
Maxim Integrated Products, Inc.	36,919	943,650
Microchip Technology, Inc.(a)	26,831	1,017,163
Texas Instruments, Inc.(a)	67,088	2,202,499
Xilinx, Inc.(a)	20,978	765,068

Total Semiconductors		23,429,449

Software - 2.9%
Activision Blizzard, Inc.	55,057	643,066
CA, Inc.	13,048	298,016

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    15

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Dividend Fund (DLN)

June 30, 2011

Investments	Shares	Fair Value
Fidelity National Information Services, Inc.	7,885	$242,779
Microsoft Corp.	698,781	18,168,306
Oracle Corp.	118,070	3,885,684

Total Software		23,237,851

Telecommunications - 9.2%
AT&T, Inc.	1,210,417	38,019,198
CenturyLink, Inc.	113,910	4,605,381
Corning, Inc.	59,295	1,076,204
Frontier Communications Corp.(a)	284,790	2,298,255
QUALCOMM, Inc.	88,388	5,019,555
Verizon Communications, Inc.	564,689	21,023,372
Virgin Media, Inc.(a)	7,140	213,700
Windstream Corp.(a)	121,898	1,579,798

Total Telecommunications		73,835,463

Toys/Games/Hobbies - 0.2%
Hasbro, Inc.(a)	9,253	406,484
Mattel, Inc.	42,053	1,156,037

Total Toys/Games/Hobbies		1,562,521

Transportation - 1.7%
C.H. Robinson Worldwide, Inc.	7,591	598,474
CSX Corp.	65,847	1,726,508
Expeditors International of Washington, Inc.	5,544	283,797
FedEx Corp.	5,537	525,185
Norfolk Southern Corp.	29,799	2,232,839
Union Pacific Corp.	29,009	3,028,540
United Parcel Service, Inc. Class B	67,547	4,926,203

Total Transportation		13,321,546

TOTAL COMMON STOCKS (Cost: $726,418,716)		799,635,761

EXCHANGE-TRADED FUND - 0.0%
WisdomTree Total Dividend Fund(b) (Cost: $94,357)	2,342	115,812

SHORT-TERM INVESTMENT - 0.0%

MONEY MARKET FUND - 0.0%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $342,487)	342,487	342,487

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.2%

MONEY MARKET FUND - 4.2%
Dreyfus Institutional Preferred Money Market Fund, 0.15%(d) (Cost: $33,365,721)(e)	33,365,721	33,365,721

TOTAL INVESTMENTS IN SECURITIES - 104.0% (Cost: $760,221,281)(f)		833,459,781
Liabilities in Excess of Other Assets - (4.0)%		(31,983,345)

NET ASSETS - 100.0%		$801,476,436

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2011 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2011.
(d)	Interest rate shown reflects yield as of June 30, 2011.
(e)	At June 30, 2011, the total market value of the Fund’s securities on loan was $32,555,316 and the total market value of the collateral held by the Fund was $33,365,721.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

16    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)

WisdomTree Dividend ex-Financials Fund (DTN)

June 30, 2011

Investments	Shares	Fair Value
COMMON STOCKS - 99.4%

Aerospace/Defense - 4.2%
Boeing Co. (The)	54,344	$4,017,652
Lockheed Martin Corp.(a)	83,635	6,771,926
Northrop Grumman Corp.(a)	62,861	4,359,410
Raytheon Co.(a)	95,666	4,768,950

Total Aerospace/Defense		19,917,938

Agriculture - 7.4%
Altria Group, Inc.	339,493	8,966,010
Lorillard, Inc.	90,943	9,900,964
Philip Morris International, Inc.	99,866	6,668,053
Reynolds American, Inc.	260,132	9,637,891

Total Agriculture		35,172,918

Apparel - 1.0%
VF Corp.(a)	45,958	4,989,201

Chemicals - 4.1%
Air Products & Chemicals, Inc.	33,709	3,221,906
E.I. Du Pont de Nemours & Co.	93,669	5,062,809
Eastman Chemical Co.	37,290	3,806,190
International Flavors & Fragrances, Inc.	49,323	3,168,510
PPG Industries, Inc.	45,544	4,134,940

Total Chemicals		19,394,355

Commercial Services - 2.3%
Automatic Data Processing, Inc.	92,205	4,857,359
Paychex, Inc.	189,870	5,832,807

Total Commercial Services		10,690,166

Distribution/Wholesale - 1.0%
Genuine Parts Co.(a)	88,644	4,822,234

Electric - 15.2%
Ameren Corp.	250,913	7,236,331
American Electric Power Co., Inc.	191,377	7,211,086
Duke Energy Corp.	420,716	7,922,082
Exelon Corp.(a)	172,774	7,401,638
FirstEnergy Corp.	231,141	10,204,875
Pepco Holdings, Inc.(a)	428,051	8,402,641
Pinnacle West Capital Corp.	168,021	7,490,376
PPL Corp.(a)	288,310	8,023,667
Progress Energy, Inc.	172,494	8,281,437

Total Electric		72,174,133

Environmental Control - 1.9%
Republic Services, Inc.	126,240	3,894,504
Waste Management, Inc.	135,224	5,039,798

Total Environmental Control		8,934,302

Food - 4.8%
ConAgra Foods, Inc.	254,530	6,569,419
H.J. Heinz Co.(a)	98,055	5,224,370
Kraft Foods, Inc. Class A	160,847	5,666,640
Sysco Corp.(a)	163,231	5,089,543

Total Food		22,549,972

Forest Products & Paper - 2.1%
International Paper Co.	103,065	3,073,398
MeadWestvaco Corp.	213,407	7,108,587

Total Forest Products & Paper		10,181,985

Gas - 1.8%
NiSource, Inc.	425,448	8,615,322

Healthcare-Products - 3.3%
Baxter International, Inc.	65,317	3,898,772
Becton Dickinson and Co.	33,077	2,850,245
Johnson & Johnson	74,238	4,938,312
Medtronic, Inc.	98,754	3,804,991

Total Healthcare-Products		15,492,320

Household Products/Wares - 2.4%
Clorox Co.	75,667	5,102,983
Kimberly-Clark Corp.	91,020	6,058,291

Total Household Products/Wares		11,161,274

Iron/Steel - 1.0%
Nucor Corp.(a)	116,436	4,799,492

Media - 2.7%
McGraw-Hill Cos., Inc. (The)	98,345	4,121,639
Time Warner Cable, Inc.	53,389	4,166,478
Time Warner, Inc.	121,720	4,426,956

Total Media		12,715,073

Mining - 1.4%
Southern Copper Corp.	116,053	3,814,662
Vulcan Materials Co.(a)	71,204	2,743,490

Total Mining		6,558,152

Miscellaneous Manufacturing - 1.8%
General Electric Co.	229,468	4,327,767
Illinois Tool Works, Inc.(a)	74,266	4,195,286

Total Miscellaneous Manufacturing		8,523,053

Office/Business Equipment - 1.8%
Pitney Bowes, Inc.(a)	363,514	8,357,187

Oil & Gas - 6.6%
Chevron Corp.	53,727	5,525,285
ConocoPhillips	74,212	5,580,000
EQT Corp.	66,558	3,495,626
Exxon Mobil Corp.	46,912	3,817,699
Marathon Oil Corp.	113,381	5,972,911
Murphy Oil Corp.	31,177	2,047,082
Occidental Petroleum Corp.	23,927	2,489,365
Sunoco, Inc.(a)	51,373	2,142,768

Total Oil & Gas		31,070,736

Pharmaceuticals - 7.9%
Abbott Laboratories	104,061	5,475,690
Bristol-Myers Squibb Co.	251,654	7,287,900
Cardinal Health, Inc.	77,513	3,520,640
Eli Lilly & Co.	219,164	8,225,225
Merck & Co., Inc.	159,150	5,616,403
Pfizer, Inc.	342,008	7,045,365

Total Pharmaceuticals		37,171,223

Pipelines - 2.1%
Spectra Energy Corp.(a)	226,732	6,214,724
Williams Cos., Inc. (The)	121,834	3,685,479

Total Pipelines		9,900,203

Retail - 3.3%
Darden Restaurants, Inc.(a)	70,719	3,518,977
Home Depot, Inc.	118,973	4,309,202
J.C. Penney Co., Inc.(a)	98,631	3,406,715
McDonald’s Corp.	53,561	4,516,264

Total Retail		15,751,158

Semiconductors - 6.5%
Analog Devices, Inc.	88,382	3,459,272
Intel Corp.	212,675	4,712,878
KLA-Tencor Corp.	92,057	3,726,467
Linear Technology Corp.(a)	108,543	3,584,090
Maxim Integrated Products, Inc.(a)	198,365	5,070,209
Microchip Technology, Inc.(a)	157,645	5,976,322

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    17

Schedule of Investments (unaudited) (concluded)

WisdomTree Dividend ex-Financials Fund (DTN)

June 30, 2011

Investments	Shares	Fair Value
Xilinx, Inc.(a)	110,896	$4,044,377

Total Semiconductors		30,573,615

Software - 0.6%
Microsoft Corp.	119,028	3,094,728

Telecommunications - 10.4%
AT&T, Inc.	274,383	8,618,370
CenturyLink, Inc.	329,699	13,329,731
Frontier Communications Corp.(a)	1,167,779	9,423,976
Verizon Communications, Inc.	232,570	8,658,581
Windstream Corp.(a)	714,450	9,259,272

Total Telecommunications		49,289,930

Toys/Games/Hobbies - 1.0%
Mattel, Inc.	168,020	4,618,870

Transportation - 0.8%
United Parcel Service, Inc. Class B	49,213	3,589,104

TOTAL COMMON STOCKS (Cost: $432,359,165)		470,108,644

EXCHANGE-TRADED FUNDS - 0.3%
WisdomTree LargeCap Dividend Fund(a)(b)	15,507	760,773
WisdomTree MidCap Dividend Fund(b)	13,903	757,992

TOTAL EXCHANGE-TRADED FUNDS (Cost: $1,230,244)		1,518,765

SHORT-TERM INVESTMENT - 0.1%

MONEY MARKET FUND - 0.1%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $450,421)	450,421	450,421

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 13.1%

MONEY MARKET FUND - 13.1%
Dreyfus Institutional Preferred Money Market Fund, 0.15%(d) (Cost: $62,221,670)(e)	62,221,670	62,221,670

TOTAL INVESTMENTS IN SECURITIES - 112.9% (Cost: $496,261,500)(f)		534,299,500
Liabilities in Excess of Other Assets - (12.9)%		(61,155,497)

NET ASSETS - 100.0%		$473,144,003

(a)	Security, or portion thereof, was on loan at June 30, 2011 (See Note 2).
(b)	Affiliated Company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2011.
(d)	Interest rate shown reflects yield as of June 30, 2011.
(e)	At June 30, 2011, the total market value of the Fund’s securities on loan was $60,608,625 and the total market value of the collateral held by the Fund was $62,221,670.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

18    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)

WisdomTree MidCap Dividend Fund (DON)

June 30, 2011

Investments	Shares	Fair Value
COMMON STOCKS - 98.8%

Aerospace/Defense - 0.1%
Alliant Techsystems, Inc.	3,551	$253,293
Triumph Group, Inc.	411	40,927

Total Aerospace/Defense		294,220

Apparel - 0.2%
Columbia Sportswear Co.(a)	4,601	291,704
Wolverine World Wide, Inc.(a)	6,743	281,520

Total Apparel		573,224

Banks - 2.6%
Associated Banc-Corp.(a)	5,145	71,515
Bank of Hawaii Corp.(a)	18,461	858,806
BOK Financial Corp.(a)	12,719	696,620
CapitalSource, Inc.	17,938	115,700
City National Corp.	3,457	187,542
Commerce Bancshares, Inc.(a)	19,265	828,395
Cullen/Frost Bankers, Inc.(a)	18,165	1,032,680
East West Bancorp, Inc.(a)	3,049	61,620
First Citizens BancShares, Inc. Class A	560	104,843
FirstMerit Corp.(a)	36,224	598,058
Fulton Financial Corp.(a)	24,556	262,995
Huntington Bancshares, Inc.	45,553	298,828
Marshall & Ilsley Corp.	35,520	283,094
Synovus Financial Corp.(a)	130,885	272,241
TCF Financial Corp.(a)	19,471	268,700
Valley National Bancorp(a)	87,873	1,195,952
Zions Bancorp.	3,154	75,728

Total Banks		7,213,317

Beverages - 0.7%
Brown-Forman Corp. Class A	10,318	742,896
Brown-Forman Corp. Class B	16,223	1,211,696

Total Beverages		1,954,592

Building Materials - 0.7%
Lennox International, Inc.(a)	6,583	283,530
Martin Marietta Materials, Inc.(a)	7,575	605,773
Masco Corp.(a)	81,899	985,245

Total Building Materials		1,874,548

Chemicals - 4.3%
Airgas, Inc.(a)	13,159	921,656
Albemarle Corp.	9,206	637,055
Ashland, Inc.	9,075	586,426
Cabot Corp.	12,194	486,175
Celanese Corp. Series A	7,516	400,678
Cytec Industries, Inc.	494	28,252
Eastman Chemical Co.	15,651	1,597,498
FMC Corp.	4,539	390,445
Huntsman Corp.	60,107	1,133,017
International Flavors & Fragrances, Inc.	15,300	982,872
Kronos Worldwide, Inc.	26,017	818,235
NewMarket Corp.(a)	2,063	352,175
RPM International, Inc.	50,140	1,154,223
Sensient Technologies Corp.(a)	11,035	409,067
Valhi, Inc.	21,339	1,059,908
Valspar Corp.	17,868	644,320
Westlake Chemical Corp.	4,083	211,908

Total Chemicals		11,813,910

Coal - 0.3%
Arch Coal, Inc.	19,977	532,587
Walter Energy, Inc.(a)	2,252	260,781

Total Coal		793,368

Commercial Services - 4.5%
DeVry, Inc.	3,646	215,588
Equifax, Inc.	22,262	772,937
Global Payments, Inc.	1,389	70,839
H&R Block, Inc.(a)	140,307	2,250,524
Iron Mountain, Inc.	20,260	690,663
Lender Processing Services, Inc.	11,671	244,041
Manpower, Inc.	9,375	502,969
Morningstar, Inc.(a)	1,802	109,525
Pharmaceutical Product Development, Inc.	26,112	700,846
R.R. Donnelley & Sons Co.(a)	121,785	2,388,204
Rent-A-Center, Inc.	4,775	145,924
Robert Half International, Inc.(a)	24,592	664,722
Rollins, Inc.	17,795	362,662
SEI Investments Co.	15,386	346,339
Service Corp. International	46,273	540,469
Sotheby’s	2,826	122,931
Strayer Education, Inc.(a)	3,487	440,722
Total System Services, Inc.	35,543	660,389
Towers Watson & Co. Class A	2,875	188,916
Weight Watchers International, Inc.	13,715	1,035,071

Total Commercial Services		12,454,281

Computers - 0.5%
Diebold, Inc.	22,069	684,360
DST Systems, Inc.	6,330	334,224
Jack Henry & Associates, Inc.	10,785	323,658
Syntel, Inc.(a)	2,044	120,841

Total Computers		1,463,083

Distribution/Wholesale - 0.4%
Owens & Minor, Inc.	15,043	518,833
Watsco, Inc.(a)	8,892	604,567

Total Distribution/Wholesale		1,123,400

Diversified Financial Services - 1.5%
Eaton Vance Corp.(a)	27,210	822,558
Federated Investors, Inc. Class B(a)	37,091	884,250
Greenhill & Co., Inc.(a)	6,344	341,434
Janus Capital Group, Inc.	5,580	52,675
Jefferies Group, Inc.(a)	19,596	399,758
Legg Mason, Inc.	9,877	323,571
Raymond James Financial, Inc.(a)	19,837	637,760
Waddell & Reed Financial, Inc. Class A	19,640	713,914

Total Diversified Financial Services		4,175,920

Electric - 12.7%
Alliant Energy Corp.	47,247	1,921,063
Cleco Corp.(a)	19,673	685,604
CMS Energy Corp.	107,862	2,123,803
Constellation Energy Group, Inc.	69,269	2,629,451
DPL, Inc.	55,588	1,676,534
Great Plains Energy, Inc.	57,752	1,197,199
Hawaiian Electric Industries, Inc.(a)	51,960	1,250,158
IDACORP, Inc.(a)	15,515	612,842
Integrys Energy Group, Inc.	42,351	2,195,476
ITC Holdings Corp.	10,808	775,690
MDU Resources Group, Inc.	60,324	1,357,290
Northeast Utilities(a)	56,733	1,995,300
NSTAR	41,629	1,914,101
NV Energy, Inc.	80,988	1,243,166
OGE Energy Corp.	31,292	1,574,613
Pepco Holdings, Inc.(a)	130,850	2,568,586
Pinnacle West Capital Corp.	54,811	2,443,474
Portland General Electric Co.(a)	35,549	898,679

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    19

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

June 30, 2011

Investments	Shares	Fair Value
SCANA Corp.(a)	58,817	$2,315,625
TECO Energy, Inc.	101,975	1,926,308
Westar Energy, Inc.(a)	54,621	1,469,851

Total Electric		34,774,813

Electrical Components & Equipment - 0.7%
Acuity Brands, Inc.(a)	3,801	212,020
Belden, Inc.(a)	2,400	83,664
Hubbell, Inc. Class B(a)	12,206	792,779
Molex, Inc.(a)	29,144	751,041

Total Electrical Components & Equipment		1,839,504

Electronics - 1.0%
AVX Corp.	19,691	300,091
Gentex Corp.(a)	20,893	631,596
Jabil Circuit, Inc.(a)	35,181	710,656
National Instruments Corp.	16,006	475,218
PerkinElmer, Inc.	12,642	340,196
Woodward, Inc.	4,342	151,362

Total Electronics		2,609,119

Engineering & Construction - 0.1%
KBR, Inc.	10,376	391,071

Entertainment - 1.0%
Cinemark Holdings, Inc.(a)	53,764	1,113,452
International Game Technology	43,168	758,894
Regal Entertainment Group Class A(a)	62,039	766,182

Total Entertainment		2,638,528

Environmental Control - 0.2%
Nalco Holding Co.(a)	6,029	167,667
Waste Connections, Inc.(a)	12,896	409,190

Total Environmental Control		576,857

Food - 1.7%
Corn Products International, Inc.	8,959	495,254
Flowers Foods, Inc.(a)	41,187	907,761
McCormick & Co., Inc.	28,572	1,416,314
Ruddick Corp.	6,782	295,288
Seaboard Corp.	20	48,360
SUPERVALU, Inc.(a)	85,943	808,724
Tyson Foods, Inc. Class A(a)	28,554	554,519

Total Food		4,526,220

Forest Products & Paper - 0.8%
MeadWestvaco Corp.	66,664	2,220,578

Gas - 5.7%
AGL Resources, Inc.(a)	38,180	1,554,308
Atmos Energy Corp.	39,143	1,301,504
National Fuel Gas Co.	17,311	1,260,241
New Jersey Resources Corp.(a)	13,389	597,283
Nicor, Inc.	16,696	913,939
NiSource, Inc.(a)	147,951	2,996,008
Piedmont Natural Gas Co., Inc.(a)	26,688	807,579
Questar Corp.	56,079	993,159
South Jersey Industries, Inc.(a)	8,329	452,348
Southern Union Co.	30,433	1,221,885
Southwest Gas Corp.(a)	12,644	488,185
UGI Corp.	34,919	1,113,567
Vectren Corp.(a)	43,892	1,222,831
WGL Holdings, Inc.(a)	20,994	808,059

Total Gas		15,730,896

Hand/Machine Tools - 0.7%
Kennametal, Inc.(a)	10,180	429,698
Lincoln Electric Holdings, Inc.	14,091	505,162
Regal-Beloit Corp.(a)	3,911	261,138
Snap-On, Inc.	12,803	799,931

Total Hand/Machine Tools		1,995,929

Healthcare-Products - 0.9%
Cooper Cos., Inc. (The)	481	38,114
DENTSPLY International, Inc.(a)	8,461	322,195
Hill-Rom Holdings, Inc.(a)	6,293	289,730
Patterson Cos., Inc.(a)	16,229	533,772
STERIS Corp.(a)	9,219	322,481
Techne Corp.	5,937	494,968
Teleflex, Inc.	9,656	589,595

Total Healthcare-Products		2,590,855

Healthcare-Services - 0.4%
Lincare Holdings, Inc.	29,062	850,645
Universal Health Services, Inc. Class B	4,215	217,199

Total Healthcare-Services		1,067,844

Home Builders - 0.3%
D.R. Horton, Inc.(a)	41,992	483,748
Lennar Corp. Class A(a)	14,202	257,766
Thor Industries, Inc.(a)	6,595	190,200

Total Home Builders		931,714

Home Furnishings - 0.4%
Whirlpool Corp.(a)	14,713	1,196,461

Household Products/Wares - 1.3%
Avery Dennison Corp.	20,512	792,379
Church & Dwight Co., Inc.(a)	14,236	577,127
Jarden Corp.	9,524	328,673
Scotts Miracle-Gro Co. (The) Class A	12,909	662,361
Tupperware Brands Corp.(a)	16,235	1,095,051

Total Household Products/Wares		3,455,591

Housewares - 0.3%
Newell Rubbermaid, Inc.	31,909	503,524
Toro Co. (The)	3,620	219,010

Total Housewares		722,534

Insurance - 5.7%
American Financial Group, Inc.	21,259	758,734
American National Insurance Co.	9,959	771,822
Arthur J. Gallagher & Co.	45,745	1,305,562
Assurant, Inc.	17,829	646,658
Brown & Brown, Inc.(a)	18,802	482,459
Cincinnati Financial Corp.(a)	79,924	2,332,182
Erie Indemnity Co. Class A	14,924	1,055,425
Fidelity National Financial, Inc. Class A(a)	116,155	1,828,280
Hanover Insurance Group, Inc. (The)	9,200	346,932
HCC Insurance Holdings, Inc.(a)	23,347	735,431
Mercury General Corp.	30,257	1,194,849
Old Republic International Corp.(a)	131,231	1,541,964
Primerica, Inc.	1,168	25,661
Protective Life Corp.	17,621	407,574
Reinsurance Group of America, Inc.	6,428	391,208
StanCorp Financial Group, Inc.(a)	8,395	354,185
Torchmark Corp.(a)	8,357	536,018
Transatlantic Holdings, Inc.	10,077	493,874
W.R. Berkley Corp.	14,546	471,872

Total Insurance		15,680,690

Investment Companies - 1.7%
Apollo Investment Corp.(a)	193,940	1,980,127
Ares Capital Corp.	161,621	2,597,250

Total Investment Companies		4,577,377

Iron/Steel - 0.8%
Allegheny Technologies, Inc.(a)	13,339	846,626

See Notes to Schedule of Investments.

20    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

June 30, 2011

Investments	Shares	Fair Value
Carpenter Technology Corp.(a)	8,175	$471,534
Reliance Steel & Aluminum Co.	5,976	296,708
Steel Dynamics, Inc.(a)	37,002	601,283

Total Iron/Steel		2,216,151

Leisure Time - 0.3%
Polaris Industries, Inc.	6,841	760,514

Lodging - 0.5%
Choice Hotels International, Inc.(a)	11,474	382,773
Wyndham Worldwide Corp.	28,094	945,363

Total Lodging		1,328,136

Machinery-Diversified - 0.8%
Flowserve Corp.	5,525	607,142
Gardner Denver, Inc.	1,499	125,991
Graco, Inc.(a)	11,998	607,819
IDEX Corp.	12,069	553,364
Nordson Corp.	6,472	354,989
Wabtec Corp.	477	31,348

Total Machinery-Diversified		2,280,653

Media - 0.8%
Factset Research Systems, Inc.	4,601	470,774
Gannett Co., Inc.	24,379	349,107
John Wiley & Sons, Inc. Class A	6,905	359,129
Viacom, Inc. Class A	7,035	404,372
Washington Post Co. (The) Class B(a)	1,520	636,804

Total Media		2,220,186

Metal Fabricate/Hardware - 0.5%
Commercial Metals Co.	31,396	450,533
Timken Co.	14,626	737,150
Valmont Industries, Inc.(a)	1,979	190,756

Total Metal Fabricate/Hardware		1,378,439

Mining - 0.7%
Compass Minerals International, Inc.(a)	5,775	497,054
Royal Gold, Inc.(a)	4,244	248,571
Vulcan Materials Co.(a)	27,138	1,045,627

Total Mining		1,791,252

Miscellaneous Manufacturing - 2.7%
Actuant Corp. Class A	926	24,845
Aptargroup, Inc.	10,085	527,849
Carlisle Cos., Inc.	9,995	492,054
CLARCOR, Inc.(a)	4,851	229,355
Crane Co.	13,150	649,741
Donaldson Co., Inc.	6,693	406,131
Harsco Corp.	23,923	779,890
Leggett & Platt, Inc.(a)	69,465	1,693,557
Pall Corp.	14,637	823,039
Pentair, Inc.(a)	20,967	846,228
SPX Corp.	6,992	577,959
Trinity Industries, Inc.(a)	10,238	357,101

Total Miscellaneous Manufacturing		7,407,749

Office/Business Equipment -1.0%
Pitney Bowes, Inc.(a)	121,184	2,786,020

Oil & Gas - 1.8%
Berry Petroleum Co. Class A	3,504	186,168
Cabot Oil & Gas Corp.(a)	3,332	220,945
Energen Corp.	7,836	442,734
EQT Corp.(a)	29,719	1,560,842
EXCO Resources, Inc.(a)	18,059	318,741
Helmerich & Payne, Inc.(a)	5,076	335,625
HollyFrontier Corp.*(a)	8,577	595,244
Patterson-UTI Energy, Inc.	14,379	454,520
SM Energy Co.	1,167	85,751
Sunoco, Inc.(a)	18,370	766,213

Total Oil & Gas		4,966,783

Oil & Gas Services - 0.3%
CARBO Ceramics, Inc.(a)	1,811	295,102
Lufkin Industries, Inc.(a)	2,402	206,692
RPC, Inc.(a)	14,979	367,585

Total Oil & Gas Services		869,379

Packaging & Containers - 2.0%
Ball Corp.	10,225	393,253
Bemis Co., Inc.(a)	30,527	1,031,202
Packaging Corp. of America(a)	23,211	649,676
Rock-Tenn Co. Class A	5,491	364,273
Sealed Air Corp.(a)	33,375	793,991
Silgan Holdings, Inc.(a)	8,946	366,518
Sonoco Products Co.	33,808	1,201,536
Temple-Inland, Inc.	22,286	662,786

Total Packaging & Containers		5,463,235

Pharmaceuticals - 0.3%
Medicis Pharmaceutical Corp. Class A	5,022	191,690
Omnicare, Inc.(a)	5,966	190,256
Perrigo Co.(a)	3,950	347,086

Total Pharmaceuticals		729,032

Pipelines - 1.0%
Oneok, Inc.(a)	37,530	2,777,595

Real Estate - 0.0%
Jones Lang LaSalle, Inc.	1,033	97,412

REITS - 22.8%
Alexander’s, Inc.	1,286	510,542
Alexandria Real Estate Equities, Inc.	14,141	1,094,796
American Campus Communities, Inc.	29,529	1,048,870
Apartment Investment & Management Co. Class A	18,905	482,645
BioMed Realty Trust, Inc.	50,047	962,904
BRE Properties, Inc.	22,864	1,140,456
Camden Property Trust	23,906	1,520,900
CBL & Associates Properties, Inc.(a)	64,549	1,170,273
CommonWealth REIT	59,066	1,526,265
Corporate Office Properties Trust SBI MD(a)	32,263	1,003,702
Developers Diversified Realty Corp.	15,272	215,335
Digital Realty Trust, Inc.(a)	36,827	2,275,172
Douglas Emmett, Inc.(a)	30,222	601,116
Duke Realty Corp.	154,934	2,170,625
Entertainment Properties Trust(a)	26,400	1,232,880
Equity Lifestyle Properties, Inc.	6,681	417,162
Equity One, Inc.(a)	48,636	906,575
Essex Property Trust, Inc.	11,585	1,567,335
Federal Realty Investment Trust	21,699	1,848,321
Highwoods Properties, Inc.(a)	40,217	1,332,389
Home Properties, Inc.	15,890	967,383
Hospitality Properties Trust	101,835	2,469,499
Kilroy Realty Corp.(a)	21,593	852,708
LaSalle Hotel Properties	12,739	335,545
Liberty Property Trust(a)	71,056	2,315,004
Macerich Co. (The)(a)	59,094	3,161,529
Mack-Cali Realty Corp.	46,882	1,544,293
Mid-America Apartment Communities, Inc.(a)	13,280	896,002
National Retail Properties, Inc.(a)	49,190	1,205,647
Nationwide Health Properties, Inc.(a)	69,645	2,883,999
Omega Healthcare Investors, Inc.	69,846	1,467,464

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    21

Schedule of Investments (unaudited) (concluded)

WisdomTree MidCap Dividend Fund (DON)

June 30, 2011

Investments	Shares	Fair Value
Piedmont Office Realty Trust, Inc. Class A(a)	83,785	$1,708,376
Plum Creek Timber Co., Inc.(a)	74,268	3,010,825
Post Properties, Inc.	11,717	477,585
ProLogis, Inc.(a)	60,888	2,182,226
Rayonier, Inc.(a)	33,638	2,198,243
Realty Income Corp.(a)	59,889	2,005,683
Regency Centers Corp.	37,230	1,637,003
Senior Housing Properties Trust	90,936	2,128,812
SL Green Realty Corp.(a)	4,866	403,245
Tanger Factory Outlet Centers(a)	25,150	673,265
Taubman Centers, Inc.	19,368	1,146,586
UDR, Inc.	59,649	1,464,383
Washington Real Estate Investment Trust(a)	37,461	1,218,232
Weingarten Realty Investors(a)	53,722	1,351,646

Total REITS		62,733,446

Retail - 3.0%
Abercrombie & Fitch Co. Class A	11,096	742,544
Advance Auto Parts, Inc.(a)	3,003	175,645
American Eagle Outfitters, Inc.	56,329	718,195
Brinker International, Inc.	25,072	613,261
Buckle, Inc. (The)(a)	9,667	412,781
Chico’s FAS, Inc.(a)	24,187	368,368
Dillard’s, Inc. Class A(a)	2,601	135,616
Foot Locker, Inc.	47,947	1,139,221
Guess?, Inc.	15,299	643,476
MSC Industrial Direct Co. Class A	6,046	400,910
Nu Skin Enterprises, Inc. Class A	9,712	364,686
PetSmart, Inc.	14,626	663,582
Phillips-Van Heusen Corp.	1,503	98,401
RadioShack Corp.(a)	15,134	201,434
Tractor Supply Co.(a)	4,371	292,332
Wendy’s/Arby’s Group, Inc. Class A	68,938	349,516
Williams-Sonoma, Inc.	18,172	663,096
World Fuel Services Corp.	3,241	116,449

Total Retail		8,099,513

Savings & Loans - 2.7%
Capitol Federal Financial, Inc.(a)	135,488	1,593,339
First Niagara Financial Group, Inc.(a)	91,176	1,203,523
Hudson City Bancorp, Inc.	252,633	2,069,064
People’s United Financial, Inc.(a)	168,079	2,258,982
Washington Federal, Inc.	14,102	231,696

Total Savings & Loans		7,356,604

Semiconductors - 1.4%
Intersil Corp. Class A(a)	39,031	501,549
KLA-Tencor Corp.	42,144	1,705,989
National Semiconductor Corp.(a)	69,369	1,707,171

Total Semiconductors		3,914,709

Software - 0.8%
Broadridge Financial Solutions, Inc.(a)	34,101	820,811
Dun & Bradstreet Corp.(a)	8,667	654,705
Quality Systems, Inc.(a)	5,044	440,341
Solera Holdings, Inc.(a)	4,035	238,711

Total Software		2,154,568

Telecommunications - 0.8%
ADTRAN, Inc.	6,638	256,957
Harris Corp.(a)	27,459	1,237,303
Plantronics, Inc.(a)	2,402	87,745
Telephone & Data Systems, Inc.(a)	6,138	190,769
Telephone & Data Systems, Inc. Special Shares	6,886	185,440
Tellabs, Inc.	41,868	193,011

Total Telecommunications		2,151,225

Textiles - 0.3%
Cintas Corp.(a)	24,449	807,550

Transportation - 0.9%
Con-way, Inc.(a)	6,074	235,732
JB Hunt Transport Services, Inc.(a)	14,683	691,422
Knight Transportation, Inc.	10,207	173,417
Landstar System, Inc.	2,418	112,389
Ryder System, Inc.	11,078	629,784
Tidewater, Inc.(a)	9,959	535,894
Werner Enterprises, Inc.(a)	6,365	159,443

Total Transportation		2,538,081

Trucking & Leasing - 0.2%
GATX Corp.(a)	14,444	536,161

Water - 1.0%
American Water Works Co., Inc.	60,811	1,790,884
Aqua America, Inc.	37,832	831,547

Total Water		2,622,431

TOTAL COMMON STOCKS (Cost: $242,438,007)		271,247,268

EXCHANGE-TRADED FUND - 1.0%
WisdomTree LargeCap Dividend Fund (a)(b) (Cost: $2,519,034)	57,148	2,803,681

SHORT-TERM INVESTMENT - 0.3%

MONEY MARKET FUND -0.3%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $952,975)	952,975	952,975

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 29.2%

MONEY MARKET FUND - 29.2%
Dreyfus Institutional Preferred Money Market Fund, 0.15%(d) (Cost: $80,154,815)(e)	80,154,815	80,154,815

TOTAL INVESTMENTS IN SECURITIES - 129.3% (Cost: $326,064,831)(f)		355,158,739
Liabilities in Excess of Other Assets - (29.3)%		(80,535,411)

NET ASSETS - 100.0%		$274,623,328

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2011 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2011.
(d)	Interest rate shown reflects yield as of June 30, 2011.
(e)	At June 30, 2011, the total market value of the Fund’s securities on loan was $78,105,896 and the total market value of the collateral held by the Fund was $80,154,815.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

22    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)

WisdomTree SmallCap Dividend Fund (DES)

June 30, 2011

Investments	Shares	Fair Value
COMMON STOCKS - 99.0%

Advertising - 0.1%
Harte-Hanks, Inc.	37,240	$302,389
Marchex, Inc. Class B(a)	5,588	49,621

Total Advertising		352,010

Aerospace/Defense - 0.5%
Cubic Corp.	2,393	122,019
Curtiss-Wright Corp.(a)	11,234	363,645
HEICO Corp.(a)	864	47,295
HEICO Corp. Class A	1,790	71,171
Kaman Corp.	12,464	442,098
National Presto Industries, Inc.(a)	1,315	133,459

Total Aerospace/Defense		1,179,687

Agriculture - 1.7%
Andersons, Inc. (The)(a)	4,619	195,153
Griffin Land & Nurseries, Inc.	1,619	52,601
Limoneira Co.(a)	1,276	28,825
Universal Corp.	27,543	1,037,545
Vector Group Ltd.(a)	158,722	2,823,664

Total Agriculture		4,137,788

Airlines - 0.1%
Skywest, Inc.	13,683	206,066

Apparel - 0.5%
Cherokee, Inc.	17,425	299,013
Jones Group, Inc. (The)	27,899	302,704
Oxford Industries, Inc.	8,111	273,827
R.G. Barry Corp.(a)	6,360	71,741
Weyco Group, Inc.	6,997	172,126

Total Apparel		1,119,411

Auto Parts & Equipment - 0.7%
Cooper Tire & Rubber Co.	27,481	543,849
Douglas Dynamics, Inc.	25,784	407,129
Miller Industries, Inc.	1,807	33,773
Spartan Motors, Inc.	13,315	71,901
Standard Motor Products, Inc.	8,802	134,055
Superior Industries International, Inc.	20,681	457,257
Titan International, Inc.	977	23,702

Total Auto Parts & Equipment		1,671,666

Banks - 13.5%
1st Source Corp.	18,793	389,767
Alliance Financial Corp.(a)	4,558	139,156
American National Bankshares, Inc.(a)	5,764	106,000
Ames National Corp.(a)	4,759	86,423
Arrow Financial Corp.(a)	9,830	240,540
Bancfirst Corp.	9,132	352,495
Bancorp Rhode Island, Inc.	3,120	141,398
BancorpSouth, Inc.(a)	123,490	1,532,511
Bank of Kentucky Financial Corp.	5,505	122,596
Bank of Marin Bancorp	2,293	81,103
Bank of the Ozarks, Inc.(a)	6,681	347,813
Bar Harbor Bankshares(a)	3,472	98,084
Boston Private Financial Holdings, Inc.(a)	12,870	84,685
Bridge Bancorp, Inc.(a)	5,887	125,275
Bryn Mawr Bank Corp.	9,333	188,993
Camden National Corp.	4,821	158,177
Capital City Bank Group, Inc.(a)	13,160	135,022
Cardinal Financial Corp.	5,094	55,779
Cass Information Systems, Inc.(a)	3,931	148,435
Cathay General Bancorp	5,155	84,490
Centerstate Banks, Inc.(a)	3,664	25,355
Chemical Financial Corp.(a)	24,789	465,042
Citizens & Northern Corp.	9,940	149,796
City Holding Co.(a)	14,509	479,232
CNB Financial Corp.(a)	12,813	177,973
CoBiz Financial, Inc.(a)	7,518	49,168
Columbia Banking System, Inc.(a)	1,831	31,530
Community Bank System, Inc.(a)	29,980	743,204
Community Trust Bancorp, Inc.	16,391	454,358
CVB Financial Corp.(a)	106,216	982,498
Enterprise Financial Services Corp.	6,941	93,912
Financial Institutions, Inc.	5,524	90,704
First Bancorp	8,823	90,348
First Bancorp, Inc.(a)	12,165	180,772
First Busey Corp.(a)	58,836	311,242
First Commonwealth Financial Corp.	15,648	89,820
First Community Bancshares, Inc.	11,364	159,096
First Financial Bancorp	31,696	529,006
First Financial Bankshares, Inc.(a)	21,081	726,240
First Financial Corp.(a)	8,957	293,252
First Interstate Bancsystem, Inc.	12,230	180,270
First Merchants Corp.	3,501	31,299
First Midwest Bancorp, Inc.	6,747	82,921
First of Long Island Corp. (The)(a)	6,585	183,656
FNB Corp.(a)	140,325	1,452,364
German American Bancorp, Inc.(a)	8,501	140,947
Glacier Bancorp, Inc.(a)	64,265	866,292
Great Southern Bancorp, Inc.(a)	9,717	184,137
Hancock Holding Co.(a)	28,721	889,777
Heartland Financial USA, Inc.(a)	8,907	129,597
Home Bancshares, Inc.	6,799	160,728
Hudson Valley Holding Corp.	10,601	204,705
Iberiabank Corp.(a)	15,983	921,260
Independent Bank Corp.(a)	13,851	363,589
International Bancshares Corp.	32,912	550,618
Lakeland Bancorp, Inc.(a)	13,435	134,081
Lakeland Financial Corp.	11,367	253,029
MainSource Financial Group, Inc.(a)	1,982	16,451
MB Financial, Inc.	3,168	60,952
Merchants Bancshares, Inc.	5,986	146,477
Midsouth Bancorp, Inc.	4,152	56,592
MidWestOne Financial Group, Inc.	2,719	39,290
National Bankshares, Inc.	6,028	150,941
National Penn Bancshares, Inc.(a)	17,277	137,007
NBT Bancorp, Inc.	28,535	631,480
Old National Bancorp	53,119	573,685
Pacific Continental Corp.	1,539	14,082
PacWest Bancorp(a)	1,710	35,175
Park National Corp.(a)	20,369	1,341,502
Peapack Gladstone Financial Corp.	3,413	40,205
Penns Woods Bancorp, Inc.(a)	4,436	152,421
Peoples Bancorp, Inc.(a)	6,204	69,919
PrivateBancorp, Inc.	5,138	70,904
Prosperity Bancshares, Inc.(a)	21,384	937,047
Renasant Corp.(a)	25,224	365,496
Republic Bancorp, Inc. Class A	11,312	225,109
S&T Bancorp, Inc.(a)	18,451	343,004
S.Y. Bancorp, Inc.	9,641	224,153
Sandy Spring Bancorp, Inc.	1,336	24,035
SCBT Financial Corp.(a)	6,916	198,351
Sierra Bancorp	7,190	81,391
Simmons First National Corp. Class A(a)	11,662	299,247
Southside Bancshares, Inc.(a)	13,178	261,583
State Bancorp, Inc.	8,753	116,765
StellarOne Corp.	6,087	73,714

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    23

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

June 30, 2011

Investments	Shares	Fair Value
Sterling Bancorp	23,956	$227,342
Sterling Bancshares, Inc.	24,135	196,942
Suffolk Bancorp(a)	8,755	122,220
Susquehanna Bancshares, Inc.	15,269	122,152
Tompkins Financial Corp.(a)	9,286	364,383
Tower Bancorp, Inc.	8,651	237,037
TowneBank(a)	12,359	165,363
Trico Bancshares(a)	9,328	136,189
TrustCo Bank Corp.	82,747	405,460
Trustmark Corp.(a)	60,238	1,410,172
UMB Financial Corp.(a)	19,088	799,405
Umpqua Holdings Corp.(a)	48,501	561,157
Union First Market Bankshares Corp.(a)	11,925	145,246
United Bankshares, Inc.(a)	48,435	1,185,689
Univest Corp. of Pennsylvania	16,429	256,785
Washington Banking Co.	5,612	74,191
Washington Trust Bancorp, Inc.(a)	14,968	343,815
Webster Financial Corp.	4,263	89,608
WesBanco, Inc.(a)	18,949	372,537
Westamerica Bancorp.(a)	19,318	951,411
Wintrust Financial Corp.(a)	4,632	149,058

Total Banks		32,473,700

Beverages - 0.1%
Coca-Cola Bottling Co. Consolidated	3,045	206,025

Building Materials - 0.9%
AAON, Inc.(a)	7,819	170,767
Apogee Enterprises, Inc.	19,492	249,693
Comfort Systems USA, Inc.	14,766	156,667
Eagle Materials, Inc.	16,745	466,683
LSI Industries, Inc.	12,999	103,212
Quanex Building Products Corp.	8,074	132,333
Simpson Manufacturing Co., Inc.(a)	17,024	508,507
Texas Industries, Inc.(a)	4,849	201,864
Universal Forest Products, Inc.	5,268	126,221

Total Building Materials		2,115,947

Chemicals - 2.0%
A. Schulman, Inc.	20,961	528,008
Aceto Corp.	15,363	103,086
American Vanguard Corp.	3,657	47,431
Arch Chemicals, Inc.	14,355	494,386
Balchem Corp.(a)	2,449	107,217
H.B. Fuller Co.	16,211	395,873
Hawkins, Inc.	3,392	122,858
Innophos Holdings, Inc.	10,247	500,054
KMG Chemicals, Inc.(a)	1,702	28,662
Minerals Technologies, Inc.	1,402	92,938
Olin Corp.(a)	77,752	1,761,860
Quaker Chemical Corp.	6,486	278,963
Stepan Co.(a)	3,489	247,370
Zep, Inc.	4,769	90,134

Total Chemicals		4,798,840

Commercial Services - 4.7%
Aaron’s, Inc.	4,677	132,172
ABM Industries, Inc.	27,255	636,132
Advance America, Cash Advance Centers, Inc.	74,809	515,434
Arbitron, Inc.	6,626	273,853
Barrett Business Services, Inc.	5,354	76,669
CDI Corp.	12,844	170,697
Chemed Corp.	5,100	334,152
Collectors Universe, Inc.(a)	17,956	265,928
Corporate Executive Board Co. (The)	9,931	433,488
CPI Corp.(a)	6,582	86,553
Deluxe Corp.	59,955	1,481,488
Electro Rent Corp.	22,499	385,183
Great Lakes Dredge & Dock Corp.	12,430	69,359
Healthcare Services Group, Inc.(a)	62,093	1,009,011
Heartland Payment Systems, Inc.	2,348	48,369
Heidrick & Struggles International, Inc.(a)	7,660	173,422
Hillenbrand, Inc.(a)	58,095	1,373,947
Insperity, Inc.	11,716	346,911
Intersections, Inc.	27,203	495,095
Landauer, Inc.	8,332	513,168
Lincoln Educational Services Corp.(a)	35,999	617,383
Mac-Gray Corp.(a)	4,401	67,995
MAXIMUS, Inc.	3,063	253,402
McGrath Rentcorp	19,962	560,533
Monro Muffler Brake, Inc.	7,069	263,603
Multi-Color Corp.	3,238	79,946
National American University Holdings, Inc.	10,171	95,709
National Research Corp.	3,795	138,631
Resources Connection, Inc.	9,279	111,719
Stewart Enterprises, Inc. Class A(a)	42,396	309,491
Viad Corp.	3,088	68,832

Total Commercial Services		11,388,275

Computers - 0.1%
MTS Systems Corp.	8,707	364,214

Cosmetics/Personal Care - 0.1%
Inter Parfums, Inc.	9,864	227,168

Distribution/Wholesale - 0.4%
Houston Wire & Cable Co.(a)	13,164	204,700
Pool Corp.	28,282	843,087

Total Distribution/Wholesale		1,047,787

Diversified Financial Services - 1.9%
Artio Global Investors, Inc. Class A(a)	17,422	196,869
Asta Funding, Inc.	3,413	28,635
BGC Partners, Inc. Class A(a)	109,519	846,582
Calamos Asset Management, Inc. Class A	11,168	162,159
CBOE Holdings, Inc.(a)	6,085	149,691
Cohen & Steers, Inc.(a)	16,403	543,759
Duff & Phelps Corp. Class A	10,170	130,481
Edelman Financial Group, Inc.	20,104	158,621
Epoch Holding Corp.	6,179	110,295
Evercore Partners, Inc. Class A(a)	10,888	362,788
Federal Agricultural Mortgage Corp. Class C(a)	2,638	58,353
GAMCO Investors, Inc. Class A	435	20,136
GFI Group, Inc.(a)	124,647	572,130
JMP Group, Inc.	4,400	30,932
KBW, Inc.(a)	7,055	131,928
MarketAxess Holdings, Inc.	11,208	280,872
Nelnet, Inc. Class A	11,172	246,454
Oppenheimer Holdings, Inc. Class A(a)	5,263	148,469
SWS Group, Inc.*	8,005	47,950
US Global Investors, Inc. Class A	9,764	70,301
Westwood Holdings Group, Inc.	6,155	234,506

Total Diversified Financial Services		4,531,911

Electric - 6.4%
ALLETE, Inc.	43,262	1,775,472
Avista Corp.	63,789	1,638,739
Black Hills Corp.(a)	46,139	1,388,323
Central Vermont Public Service Corp.	14,059	508,233
CH Energy Group, Inc.(a)	17,161	913,995

See Notes to Schedule of Investments.

24    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

June 30, 2011

Investments	Shares	Fair Value
MGE Energy, Inc.(a)	20,146	$816,517
NorthWestern Corp.	42,844	1,418,565
Ormat Technologies, Inc.(a)	8,191	180,284
Otter Tail Corp.(a)	47,110	994,021
PNM Resources, Inc.	86,184	1,442,720
UIL Holdings Corp.(a)	73,424	2,375,266
Unisource Energy Corp.	39,456	1,472,893
Unitil Corp.	16,332	429,532

Total Electric		15,354,560

Electrical Components & Equipment - 0.9%
Encore Wire Corp.	1,834	44,419
Graham Corp.	832	16,973
Insteel Industries, Inc.	4,995	62,637
Littelfuse, Inc.	6,969	409,220
Molex, Inc. Class A	72,997	1,567,976

Total Electrical Components & Equipment		2,101,225

Electronics - 1.1%
American Science & Engineering, Inc.	3,258	260,640
Analogic Corp.	2,644	139,048
Badger Meter, Inc.	4,885	180,696
Bel Fuse, Inc. Class B	2,736	59,344
Brady Corp. Class A	26,409	846,672
CTS Corp.(a)	9,175	88,722
Daktronics, Inc.	6,378	68,819
DDi Corp.	17,905	170,814
Methode Electronics, Inc.	19,585	227,382
Park Electrochemical Corp.	6,782	189,557
Pulse Electronics Corp.	23,636	104,471
Watts Water Technologies, Inc. Class A	9,356	331,296

Total Electronics		2,667,461

Engineering & Construction - 0.2%
Granite Construction, Inc.	17,506	429,422
VSE Corp.	908	22,609

Total Engineering & Construction		452,031

Entertainment - 0.7%
Churchill Downs, Inc.	4,868	219,449
International Speedway Corp. Class A	4,240	120,458
National CineMedia, Inc.	54,835	927,260
Speedway Motorsports, Inc.	26,099	370,084

Total Entertainment		1,637,251

Environmental Control - 0.6%
Met-Pro Corp.(a)	8,463	96,309
Mine Safety Appliances Co.	28,491	1,063,854
U.S. Ecology, Inc.	20,077	343,317

Total Environmental Control		1,503,480

Food - 2.4%
Arden Group, Inc. Class A(a)	953	87,695
B&G Foods, Inc.(a)	58,723	1,210,868
Calavo Growers, Inc.(a)	8,548	180,021
Cal-Maine Foods, Inc.(a)	4,186	133,785
Diamond Foods, Inc.(a)	1,814	138,481
Imperial Sugar Co.	1,622	32,440
Ingles Markets, Inc. Class A	10,364	171,524
J&J Snack Foods Corp.	4,672	232,899
Lancaster Colony Corp.(a)	16,245	988,021
Nash Finch Co.	5,569	199,426
Sanderson Farms, Inc.(a)	9,801	468,292
Snyders-Lance, Inc.	22,533	487,389
Spartan Stores, Inc.	6,379	124,582
Tootsie Roll Industries, Inc.(a)	10,562	309,044
Village Super Market, Inc. Class A	5,151	142,734
Weis Markets, Inc.	19,262	784,541

Total Food		5,691,742

Forest Products & Paper - 0.6%
Buckeye Technologies, Inc.	7,852	211,847
Deltic Timber Corp.	1,602	86,011
Neenah Paper, Inc.	8,350	177,688
PH Glatfelter Co.	32,755	503,772
Schweitzer-Mauduit International, Inc.(a)	4,500	252,675
Wausau Paper Corp.	18,904	127,413

Total Forest Products & Paper		1,359,406

Gas - 1.0%
Chesapeake Utilities Corp.	7,739	309,792
Laclede Group, Inc. (The)	24,774	937,201
Northwest Natural Gas Co.(a)	24,793	1,118,908

Total Gas		2,365,901

Hand/Machine Tools - 0.1%
Franklin Electric Co., Inc.	7,715	362,219

Healthcare-Products - 0.7%
Atrion Corp.	470	92,966
Cantel Medical Corp.	2,152	57,910
Female Health Co. (The)(a)	22,533	112,665
Invacare Corp.	1,435	47,628
Meridian Bioscience, Inc.(a)	32,490	783,334
West Pharmaceutical Services, Inc.(a)	13,676	598,462
Young Innovations, Inc.	987	28,149

Total Healthcare-Products		1,721,114

Healthcare-Services - 0.2%
Ensign Group, Inc. (The)(a)	4,488	136,390
National Healthcare Corp.(a)	8,236	408,259

Total Healthcare-Services		544,649

Holding Companies-Diversified - 0.7%
Compass Diversified Holdings(a)	89,959	1,483,424
Primoris Services Corp.(a)	12,368	159,547
Resource America, Inc. Class A	8,373	49,150

Total Holding Companies-Diversified		1,692,121

Home Builders - 0.8%
KB Home(a)	44,619	436,374
Lennar Corp. Class B	8,565	125,734
MDC Holdings, Inc.(a)	44,090	1,086,377
Ryland Group, Inc.	7,994	132,141
Skyline Corp.	6,204	108,570

Total Home Builders		1,889,196

Home Furnishings - 0.2%
American Woodmark Corp.(a)	5,365	92,922
Ethan Allen Interiors, Inc.(a)	7,304	155,502
Flexsteel Industries	2,763	40,202
Hooker Furniture Corp.	8,204	72,687
Kimball International, Inc. Class B	19,483	125,276

Total Home Furnishings		486,589

Household Products/Wares - 0.7%
American Greetings Corp. Class A	23,757	571,118
Blyth, Inc.	1,127	56,745
CSS Industries, Inc.	6,895	144,312
Ennis, Inc.	22,778	396,337
Oil-Dri Corp. of America	3,642	78,012
WD-40 Co.	11,135	434,710

Total Household Products/Wares		1,681,234

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    25

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

June 30, 2011

Investments	Shares	Fair Value
Insurance - 4.8%
American Equity Investment Life Holding Co.(a)	11,452	$145,555
Amtrust Financial Services, Inc.(a)	26,843	611,483
Baldwin & Lyons, Inc. Class B(a)	12,402	287,354
Delphi Financial Group, Inc. Class A	18,594	543,131
Donegal Group, Inc. Class A	14,848	190,054
Eastern Insurance Holdings, Inc.	5,133	67,910
EMC Insurance Group, Inc.	10,700	204,370
Employers Holdings, Inc.	13,792	231,292
FBL Financial Group, Inc. Class A(a)	6,332	203,574
First American Financial Corp.	42,187	660,227
Harleysville Group, Inc.(a)	25,819	804,778
Horace Mann Educators Corp.	17,803	277,905
Infinity Property & Casualty Corp.	2,824	154,360
Kansas City Life Insurance Co.(a)	9,557	297,701
Life Partners Holdings, Inc.(a)	22,687	78,043
Meadowbrook Insurance Group, Inc.	22,153	219,536
National Interstate Corp.(a)	7,185	164,536
National Western Life Insurance Co. Class A	176	28,067
Presidential Life Corp.	18,369	191,772
Radian Group, Inc.(a)	4,107	17,373
RLI Corp.(a)	11,475	710,532
Safety Insurance Group, Inc.	15,829	665,451
SeaBright Holdings, Inc.	11,560	114,444
Selective Insurance Group, Inc.	38,474	625,972
State Auto Financial Corp.	33,635	586,258
Stewart Information Services Corp.	1,924	19,298
Symetra Financial Corp.	43,790	588,100
Tower Group, Inc.(a)	19,805	471,755
United Fire & Casualty Co.	17,344	301,265
Unitrin, Inc.	53,781	1,595,682
Universal Insurance Holdings, Inc.	80,991	378,228

Total Insurance		11,436,006

Internet - 1.1%
Earthlink, Inc.(a)	189,548	1,458,572
Keynote Systems, Inc.	5,985	129,455
Nutrisystem, Inc.(a)	22,211	312,287
United Online, Inc.	127,872	771,068

Total Internet		2,671,382

Investment Companies - 6.3%
Arlington Asset Investment Corp. Class A(a)	17,637	553,626
BlackRock Kelso Capital Corp.(a)	194,269	1,742,593
Capital Southwest Corp.	694	64,035
Fifth Street Finance Corp.(a)	153,442	1,779,927
Gladstone Capital Corp.	36,976	341,658
Gladstone Investment Corp.	34,126	243,660
Golub Capital BDC, Inc.	32,742	488,838
Kohlberg Capital Corp.(a)	54,455	432,917
Main Street Capital Corp.(a)	40,783	772,838
MCG Capital Corp.	151,720	922,458
Medallion Financial Corp.	30,720	299,520
MVC Capital, Inc.	19,332	255,762
NGP Capital Resources Co.	40,835	334,847
PennantPark Investment Corp.(a)	78,359	878,404
Prospect Capital Corp.(a)	243,921	2,466,041
Solar Capital Ltd.	86,633	2,138,969
THL Credit, Inc.	15,038	195,494
TICC Capital Corp.(a)	59,782	573,907
Triangle Capital Corp.(a)	33,464	617,746

Total Investment Companies		15,103,240

Iron/Steel - 0.3%
AK Steel Holding Corp.	38,276	603,230
Schnitzer Steel Industries, Inc. Class A	625	36,000

Total Iron/Steel		639,230

Leisure Time - 0.1%
Ambassadors Group, Inc.(a)	9,771	86,278
Brunswick Corp.	6,122	124,889
Callaway Golf Co.(a)	7,889	49,069

Total Leisure Time		260,236

Lodging - 0.4%
Ameristar Casinos, Inc.	36,635	868,616
Marcus Corp.	12,234	120,872

Total Lodging		989,488

Machinery-Diversified - 1.6%
Alamo Group, Inc.	2,637	62,497
Albany International Corp. Class A	14,243	375,873
Applied Industrial Technologies, Inc.	22,659	806,887
Briggs & Stratton Corp.	28,015	556,378
Cascade Corp.	2,507	119,258
Cognex Corp.(a)	10,472	371,023
Gorman-Rupp Co. (The)	5,898	194,280
Lindsay Corp.	1,541	106,021
Manitowoc Co., Inc. (The)	21,353	359,584
NACCO Industries, Inc. Class A	3,146	304,596
Robbins & Myers, Inc.(a)	3,935	207,965
Tennant Co.(a)	8,531	340,643
Twin Disc, Inc.	3,042	117,512

Total Machinery-Diversified		3,922,517

Media - 1.2%
CBS Corp. Class A	13,868	398,982
Courier Corp.	17,269	190,823
Meredith Corp.(a)	23,481	730,964
PRIMEDIA, Inc.	59,206	417,402
Scholastic Corp.(a)	8,411	223,733
Value Line, Inc.(a)	13,105	175,738
World Wrestling Entertainment, Inc. Class A(a)	68,931	656,912

Total Media		2,794,554

Metal Fabricate/Hardware - 1.3%
Ampco-Pittsburgh Corp.	6,208	145,578
CIRCOR International, Inc.	1,478	63,303
Dynamic Materials Corp.	2,918	65,421
Haynes International, Inc.	5,795	358,884
Kaydon Corp.	16,105	601,039
Lawson Products, Inc.	2,696	53,030
Mueller Industries, Inc.	11,627	440,780
Mueller Water Products, Inc. Class A(a)	69,533	276,741
Olympic Steel, Inc.	698	19,216
Sun Hydraulics Corp.	4,267	203,963
Worthington Industries, Inc.(a)	41,872	967,243

Total Metal Fabricate/Hardware		3,195,198

Mining - 0.7%
AMCOL International Corp.(a)	18,451	704,090
Globe Specialty Metals, Inc.	15,764	353,429
Kaiser Aluminum Corp.(a)	9,430	515,067

Total Mining		1,572,586

Miscellaneous Manufacturing - 2.2%
A.O. Smith Corp.	12,993	549,604
Ameron International Corp.	3,281	215,496
AZZ, Inc.(a)	7,964	364,751
Barnes Group, Inc.(a)	21,389	530,661

See Notes to Schedule of Investments.

26    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

June 30, 2011

Investments	Shares	Fair Value
Brink’s Co. (The)(a)	17,315	$516,507
Chase Corp.	4,729	79,258
ESCO Technologies, Inc.	5,528	203,430
John Bean Technologies Corp.	9,624	185,936
Koppers Holdings, Inc.	13,551	513,990
Matthews International Corp. Class A	6,808	273,341
Myers Industries, Inc.	21,357	219,550
NL Industries, Inc.(a)	52,631	966,305
Raven Industries, Inc.	5,971	332,644
Standex International Corp.	2,440	74,835
Sturm Ruger & Co., Inc.	9,522	209,008
Tredegar Corp.	6,469	118,706

Total Miscellaneous Manufacturing		5,354,022

Office Furnishings - 0.7%
Herman Miller, Inc.	5,348	145,572
HNI Corp.(a)	31,465	790,401
Interface, Inc. Class A	7,336	142,098
Knoll, Inc.	6,097	122,367
Steelcase, Inc. Class A(a)	33,536	381,975

Total Office Furnishings		1,582,413

Oil & Gas - 0.7%
Alon USA Energy, Inc.	40,428	455,624
Delek US Holdings, Inc.	28,189	442,567
Houston American Energy Corp.(a)	969	17,568
Panhandle Oil and Gas, Inc. Class A	2,199	64,848
Penn Virginia Corp.	14,917	197,054
W&T Offshore, Inc.(a)	17,681	461,828

Total Oil & Gas		1,639,489

Oil & Gas Services - 0.0%
Gulf Island Fabrication, Inc.	604	19,497

Packaging & Containers - 1.0%
Greif, Inc. Class A(a)	16,769	1,090,488
Greif, Inc. Class B	23,223	1,399,186

Total Packaging & Containers		2,489,674

Pipelines - 0.2%
Crosstex Energy, Inc.	36,428	433,493

Private Equity - 0.3%
Hercules Technology Growth Capital, Inc.(a)	71,316	750,244

Real Estate - 0.0%
Consolidated-Tomoka Land Co.	212	6,063

REITS - 18.8%
Acadia Realty Trust	40,080	814,826
Agree Realty Corp.(a)	18,785	419,469
Associated Estates Realty Corp.	47,521	772,216
Brandywine Realty Trust(a)	194,462	2,253,815
CapLease, Inc.	58,845	288,929
Cedar Shopping Centers, Inc.	94,971	489,101
Chatham Lodging Trust	9,913	159,698
Chesapeake Lodging Trust	19,285	329,002
Cogdell Spencer, Inc.(a)	84,941	508,797
Colonial Properties Trust(a)	66,808	1,362,883
Cousins Properties, Inc.	39,255	335,238
DCT Industrial Trust, Inc.(a)	298,222	1,559,701
DuPont Fabros Technology, Inc.(a)	34,021	857,329
EastGroup Properties, Inc.(a)	33,729	1,433,820
Education Realty Trust, Inc.	39,597	339,346
Excel Trust, Inc.	15,274	168,472
Extra Space Storage, Inc.(a)	51,357	1,095,445
First Potomac Realty Trust	65,275	999,360
Franklin Street Properties Corp.(a)	115,753	1,494,371
Getty Realty Corp.(a)	47,977	1,210,460
Gladstone Commercial Corp.	16,977	294,211
Glimcher Realty Trust	106,536	1,012,092
Government Properties Income Trust(a)	64,280	1,736,846
Healthcare Realty Trust, Inc.	95,760	1,975,529
Hersha Hospitality Trust	132,253	736,649
Hudson Pacific Properties, Inc.	14,161	219,920
Inland Real Estate Corp.	149,149	1,316,986
Investors Real Estate Trust	147,926	1,281,039
Kite Realty Group Trust(a)	70,782	352,494
Lexington Realty Trust(a)	190,363	1,738,014
LTC Properties, Inc.	40,867	1,136,920
Medical Properties Trust, Inc.	218,740	2,515,510
Mission West Properties, Inc.	49,436	434,048
Monmouth Real Estate Investment Corp. Class A(a)	60,353	509,983
National Health Investors, Inc.	39,149	1,739,390
One Liberty Properties, Inc.	19,847	306,438
Parkway Properties, Inc.	9,579	163,418
Pennsylvania Real Estate Investment Trust(a)	59,340	931,638
Potlatch Corp.(a)	63,443	2,237,635
PS Business Parks, Inc.	20,136	1,109,494
Ramco-Gershenson Properties Trust	52,859	654,394
Retail Opportunity Investments Corp.	25,584	275,284
Saul Centers, Inc.	14,519	571,613
Sovran Self Storage, Inc.	34,072	1,396,952
Sun Communities, Inc.(a)	37,042	1,382,037
UMH Properties, Inc.	25,138	268,977
Universal Health Realty Income Trust	20,656	825,827
Urstadt Biddle Properties, Inc. Class A	26,554	480,893
U-Store-It Trust(a)	27,147	285,586
Winthrop Realty Trust	34,595	413,064

Total REITS		45,195,159

Retail - 2.8%
bebe Stores, Inc.	35,605	217,546
Big 5 Sporting Goods Corp.(a)	7,300	57,378
Bob Evans Farms, Inc.	17,726	619,878
Brown Shoe Co., Inc.	20,963	223,256
Casey’s General Stores, Inc.	12,132	533,808
Cash America International, Inc.(a)	2,676	154,860
Cato Corp. (The) Class A	18,253	525,686
Christopher & Banks Corp.	41,997	241,483
Cracker Barrel Old Country Store, Inc.(a)	9,218	454,540
Finish Line, Inc. (The) Class A	11,038	236,213
Fred’s, Inc. Class A(a)	10,982	158,470
Frisch’s Restaurants, Inc.	3,635	84,877
Gaiam, Inc. Class A	8,365	41,574
Group 1 Automotive, Inc.	5,737	236,250
HOT Topic, Inc.	50,941	379,001
Lithia Motors, Inc. Class A(a)	8,790	172,548
Men’s Wearhouse, Inc. (The)(a)	19,198	646,973
PEP Boys-Manny, Moe & Jack	11,410	124,711
PetMed Express, Inc.(a)	15,743	186,554
PF Chang’s China Bistro, Inc.(a)	9,540	383,890
Pricesmart, Inc.(a)	9,730	498,468
Regis Corp.	12,252	187,701
Sonic Automotive, Inc. Class A(a)	8,184	119,896
Stage Stores, Inc.	17,409	292,471
Winmark Corp.	290	12,566

Total Retail		6,790,598

Savings & Loans - 3.4%
Abington Bancorp, Inc.	10,094	105,280
Astoria Financial Corp.	95,450	1,220,806

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    27

Schedule of Investments (unaudited) (concluded)

WisdomTree SmallCap Dividend Fund (DES)

June 30, 2011

Investments	Shares	Fair Value
Bank Mutual Corp.	25,983	$95,358
BankFinancial Corp.	14,958	126,694
Berkshire Hills Bancorp, Inc.(a)	10,428	233,483
Brookline Bancorp, Inc.(a)	47,379	439,203
Clifton Savings Bancorp, Inc.(a)	15,332	169,265
Danvers Bancorp, Inc.	5,039	109,699
Dime Community Bancshares, Inc.(a)	32,998	479,791
ESB Financial Corp.(a)	8,591	110,996
ESSA Bancorp, Inc.(a)	5,531	68,695
First Financial Holdings, Inc.	6,867	61,597
Flushing Financial Corp.	28,232	367,016
Home Federal Bancorp, Inc.	6,945	76,326
Kearny Financial Corp.(a)	39,472	359,590
Northfield Bancorp, Inc.	17,188	241,663
Northwest Bancshares, Inc.	97,283	1,223,820
OceanFirst Financial Corp.	17,213	222,908
Oritani Financial Corp.	46,761	598,073
Provident Financial Services, Inc.(a)	45,610	653,135
Provident New York Bancorp	21,771	182,006
Rockville Financial, Inc.	17,135	169,637
Roma Financial Corp.	24,774	260,127
Territorial Bancorp, Inc.	4,125	85,470
United Financial Bancorp, Inc.	8,388	129,427
ViewPoint Financial Group	12,194	168,277
Westfield Financial, Inc.	18,354	149,034
WSFS Financial Corp.	2,144	85,010

Total Savings & Loans		8,192,386

Semiconductors - 0.2%
Cohu, Inc.	8,660	113,533
Micrel, Inc.(a)	15,957	168,825
Power Integrations, Inc.(a)	3,372	129,586
Richardson Electronics Ltd.	2,621	35,619

Total Semiconductors		447,563

Software - 1.0%
American Software, Inc. Class A	32,172	267,349
Blackbaud, Inc.	17,373	481,579
Computer Programs & Systems, Inc.	8,132	516,219
EPIQ Systems, Inc.	9,019	128,250
Fair Isaac Corp.(a)	3,289	99,328
Opnet Technologies, Inc.(a)	8,269	338,533
Pegasystems, Inc.(a)	3,240	150,822
Renaissance Learning, Inc.	18,003	225,758
Schawk, Inc.	10,735	177,772

Total Software		2,385,610

Telecommunications - 2.3%
Alaska Communications Systems Group, Inc.(a)	84,703	751,316
Atlantic Tele-Network, Inc.(a)	9,628	369,330
Black Box Corp.	2,688	84,054
Communications Systems, Inc.	9,446	169,367
Comtech Telecommunications Corp.	25,776	722,759
Consolidated Communications Holdings, Inc.	62,108	1,207,379
HickoryTech Corp.	20,015	237,778
IDT Corp. Class B	12,250	330,995
NTELOS Holdings Corp.	61,050	1,246,641
Preformed Line Products Co.	1,951	138,872
Shenandoah Telecommunications Co.	9,776	166,387
Tessco Technologies, Inc.	4,622	51,397
USA Mobility, Inc.	1,154	17,610

Total Telecommunications		5,493,885

Textiles - 0.1%
G&K Services, Inc. Class A	5,664	191,783
UniFirst Corp.(a)	1,085	60,966

Total Textiles		252,749

Transportation - 1.4%
Alexander & Baldwin, Inc.(a)	33,538	1,615,190
Arkansas Best Corp.	2,866	68,010
Forward Air Corp.(a)	7,085	239,402
Heartland Express, Inc.(a)	11,638	192,725
International Shipholding Corp.	10,179	216,609
Marten Transport Ltd.	1,933	41,753
Overseas Shipholding Group, Inc.(a)	37,545	1,011,463

Total Transportation		3,385,152

Trucking & Leasing - 0.6%
TAL International Group, Inc.(a)	39,819	1,374,950

Water - 0.9%
American States Water Co.	13,925	482,641
Artesian Resources Corp. Class A(a)	6,506	117,238
California Water Service Group	32,209	602,630
Connecticut Water Service, Inc.	7,772	198,808
Middlesex Water Co.(a)	15,455	287,154
Pennichuck Corp.	3,000	86,250
SJW Corp.(a)	11,281	273,451
York Water Co.	9,062	149,976

Total Water		2,198,148

TOTAL COMMON STOCKS (Cost: $217,520,732)		237,906,206

EXCHANGE-TRADED FUND - 0.8%
WisdomTree MidCap Dividend Fund (a)(b) (Cost: $1,544,331)	33,601	1,831,927

SHORT-TERM INVESTMENT - 0.1%

MONEY MARKET FUND - 0.1%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $293,180)	293,180	293,180

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 29.5%

MONEY MARKET FUND - 29.5%
Dreyfus Institutional Preferred Money Market Fund, 0.15%(d) (Cost: $70,967,173)(e)	70,967,173	70,967,173

TOTAL INVESTMENTS IN SECURITIES - 129.4% (Cost: $290,325,416)(f)		310,998,486
Liabilities in Excess of Other Assets - (29.4)%		(70,673,047)

NET ASSETS - 100.0%		$240,325,439

(a)	Security, or portion thereof, was on loan at June 30, 2011 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2011.
(d)	Interest rate shown reflects yield as of June 30, 2011.
(e)	At June 30, 2011, the total market value of the Fund’s securities on loan was $68,871,915 and the total market value of the collateral held by the Fund was $70,967,173.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

28    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)

WisdomTree DEFA Fund (DWM)

June 30, 2011

Investments	Shares	Fair Value
COMMON STOCKS - 99.0%

Australia - 12.2%
Adelaide Brighton Ltd.	60,501	$200,147
AGL Energy Ltd.	23,697	371,670
Alumina Ltd.	97,443	220,120
Amalgamated Holdings Ltd.	30,804	191,277
Amcor Ltd.	70,322	542,064
AMP Ltd.	147,559	772,506
APN News & Media Ltd.	125,425	176,578
Australia & New Zealand Banking Group Ltd.	187,255	4,410,453
Automotive Holdings Group	62,124	148,317
Bank of Queensland Ltd.	25,681	224,627
Bendigo and Adelaide Bank Ltd.	38,485	365,050
BHP Billiton Ltd.	86,129	4,038,784
Billabong International Ltd.(a)	23,821	153,272
BlueScope Steel Ltd.	162,321	209,406
Boral Ltd.	36,281	170,907
Bradken Ltd.	17,012	144,976
Brambles Ltd.	64,572	499,124
Caltex Australia Ltd.	19,496	245,460
Campbell Brothers Ltd.	3,634	178,032
carsales.com.au Ltd.(a)	28,302	142,410
Coca-Cola Amatil Ltd.	40,298	492,693
Cochlear Ltd.	2,620	201,958
Commonwealth Bank of Australia	107,327	6,009,492
Computershare Ltd.	25,764	244,661
Consolidated Media Holdings Ltd.	76,733	214,412
Crown Ltd.	42,159	403,059
CSL Ltd.	17,974	636,172
CSR Ltd.	42,838	133,001
David Jones Ltd.(a)	58,968	256,312
Envestra Ltd.(b)	312,366	230,749
Fleetwood Corp., Ltd.	13,814	167,562
Flight Centre Ltd.	7,061	163,436
Fortescue Metals Group Ltd.	22,767	154,777
Foster’s Group Ltd.	118,527	653,509
Goodman Fielder Ltd.	234,652	266,291
GUD Holdings Ltd.	16,961	165,242
GWA Group Ltd.(a)	61,914	182,284
Harvey Norman Holdings Ltd.(a)	83,793	223,375
Incitec Pivot Ltd.	55,886	230,950
Insurance Australia Group Ltd.	98,964	360,233
IOOF Holdings Ltd.	33,371	235,798
Iress Market Technology Ltd.	17,958	173,225
JB Hi-Fi Ltd.(a)	9,441	172,536
Leighton Holdings Ltd.	25,749	574,769
Lend Lease Group(b)	30,424	292,170
MacArthur Coal Ltd.	15,930	186,748
Macquarie Group Ltd.	23,968	801,879
Metcash Ltd.	69,963	310,845
Minara Resources Ltd.	190,386	151,851
Monadelphous Group Ltd.	8,926	175,834
Myer Holdings Ltd.	71,241	201,354
National Australia Bank Ltd.	150,664	4,132,527
Navitas Ltd.	31,726	136,882
New Hope Corp., Ltd.	33,832	189,071
Newcrest Mining Ltd.	7,893	318,659
NIB Holdings Ltd.	155,769	240,977
OneSteel Ltd.	137,788	272,904
Orica Ltd.	11,405	328,942
Origin Energy Ltd.	35,674	603,061
OZ Minerals Ltd.	21,900	309,489
Peet Ltd.	124,494	195,260
Perpetual Ltd.	6,644	177,329
Platinum Asset Management Ltd.(a)	62,933	277,589
QBE Insurance Group Ltd.	91,495	1,689,715
Ramsay Health Care Ltd.	8,927	173,751
Rio Tinto Ltd.	7,942	705,639
Santos Ltd.	27,371	396,768
Seven West Media Ltd.	41,574	180,262
Sonic Healthcare Ltd.	26,485	364,927
Suncorp Group Ltd.	63,078	549,705
TABCORP Holdings Ltd.	119,348	420,376
Tatts Group Ltd.	90,677	232,989
Telstra Corp., Ltd.	1,323,844	4,096,017
Ten Network Holdings Ltd.	112,777	127,983
Toll Holdings Ltd.	48,989	254,371
Transfield Services Ltd.	40,345	144,698
UGL Ltd.	13,687	203,388
Washington H. Soul Pattinson & Co., Ltd.	10,066	141,174
Wesfarmers Ltd.	52,633	1,794,711
Wesfarmers Ltd. PPS	9,644	332,977
Westpac Banking Corp.	239,262	5,701,984
Woodside Petroleum Ltd.	23,601	1,035,956
Woolworths Ltd.	58,616	1,741,431
WorleyParsons Ltd.	8,735	264,092
Wotif.com Holdings Ltd.	23,503	118,011

Total Australia		55,925,972

Austria - 0.6%
Andritz AG	2,109	217,099
Bank Austria Creditanstalt AG*†(c)	3,774	—
Erste Group Bank AG	7,104	372,335
Oesterreichische Post AG	5,675	182,659
OMV AG	10,283	449,127
Strabag SE	6,210	184,528
Telekom Austria AG	35,244	449,667
Verbund AG(a)	6,117	266,062
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,935	271,175
Voestalpine AG	4,148	228,922

Total Austria		2,621,574

Belgium - 1.2%
Ageas	107,433	291,430
Anheuser-Busch InBev N.V.	26,445	1,533,650
Bekaert S.A.	2,217	168,752
Belgacom S.A.	26,821	956,411
Colruyt S.A.	4,671	233,642
Delhaize Group S.A.	3,150	236,115
Elia System Operator S.A.	4,075	173,995
EVS Broadcast Equipment S.A.	2,129	144,088
Groupe Bruxelles Lambert S.A.	5,103	453,755
KBC Groep N.V.	9,512	373,735
Mobistar S.A.	3,736	283,723
Solvay S.A.	1,656	255,821
Tessenderlo Chemie N.V.	3,696	159,259
UCB S.A.	6,195	278,302
Umicore S.A.(a)	3,640	198,485

Total Belgium		5,741,163

Denmark - 0.4%
Carlsberg A/S Class B	1,399	152,148
Coloplast A/S Class B	1,009	153,176
D/S Norden	4,479	154,187
FLSmidth & Co. A/S	1,877	159,366
H. Lundbeck A/S	7,896	207,660
Novo Nordisk A/S Class B	6,755	847,559
Novozymes A/S Class B	1,039	169,040

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    29

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

June 30, 2011

Investments	Shares	Fair Value
Pandora A/S	4,142	$130,107

Total Denmark		1,973,243

Finland - 1.5%
Alma Media Oyj	21,641	211,476
Elisa Oyj	10,944	235,627
Fortum Oyj	30,347	878,651
Kone Oyj Class B	5,650	354,944
Metso Oyj	6,274	356,304
Nokia Oyj	294,097	1,905,991
Nokian Renkaat Oyj	3,373	169,206
Orion Oyj Class B	10,296	265,264
Pohjola Bank PLC Class A	17,365	224,576
Sampo Oyj Class A	23,226	749,924
Sanoma Oyj(a)	16,607	307,712
Stora Enso Oyj Class R	19,280	202,241
Tieto Oyj	9,838	166,456
UPM-Kymmene Oyj	20,474	374,318
Wartsila Oyj	8,296	280,131
YIT Oyj	6,915	172,843

Total Finland		6,855,664

France - 12.1%
Accor S.A.	7,673	343,030
Aeroports de Paris	2,798	263,157
Air Liquide S.A.(a)	6,101	874,292
Alstom S.A.(a)	7,901	487,078
Arkema S.A.	1,685	173,428
AXA S.A.	84,526	1,920,358
BNP Paribas S.A.	40,553	3,129,697
Bourbon S.A.(a)	3,103	134,876
Bouygues S.A.	16,706	734,265
Canal Plus	28,501	209,090
Cap Gemini S.A.	4,646	272,134
Carrefour S.A.(a)	21,114	866,935
Casino Guichard Perrachon S.A.	3,915	368,950
Christian Dior S.A.	3,394	533,905
Cie Generale des Etablissements Michelin Class B	4,631	452,809
Cie Generale d’Optique Essilor International S.A.	3,350	271,652
CNP Assurances	28,148	613,584
Compagnie de Saint-Gobain	10,962	709,713
Credit Agricole S.A.	90,379	1,358,842
Danone	12,316	918,709
Edenred	6,803	207,524
Eiffage S.A.	2,741	181,335
Electricite de France S.A.	65,798	2,585,740
Eutelsat Communications S.A.	6,002	269,762
France Telecom S.A.	210,492	4,475,488
GDF Suez	116,233	4,252,610
Hermes International	1,091	322,526
ICADE	2,353	290,079
Imerys S.A.	2,722	191,780
Klepierre	9,298	383,728
Lafarge S.A.(a)	11,145	710,088
Lagardere SCA	6,771	286,016
Legrand S.A.	8,806	370,828
L’Oreal S.A.	10,619	1,378,861
LVMH Moet Hennessy Louis Vuitton S.A.	7,460	1,342,250
M-6 Metropole Television S.A.	11,615	268,682
Natixis	163,868	822,040
Neopost S.A.	2,676	229,839
Nexity S.A.	4,162	198,829
PagesJaunes Groupe(a)	27,185	244,407
Pernod-Ricard S.A.(a)	4,617	454,988
Peugeot S.A.	8,618	385,714
PPR	3,446	613,531
Rallye S.A.	2,991	124,241
Rexel S.A.	8,465	209,868
Rhodia S.A.	2,157	97,823
Safran S.A.	7,083	302,430
Sanofi	50,399	4,051,053
Schneider Electric S.A.	6,746	1,126,735
SCOR SE	11,436	324,977
Societe BIC S.A.	2,472	238,840
Societe Generale S.A.	27,834	1,651,331
Societe Television Francaise 1	11,787	214,301
Sodexo	3,665	287,258
Suez Environnement Co.	19,008	379,070
Technip S.A.	2,353	252,212
Total S.A.	117,159	6,774,131
Vallourec S.A.	2,445	297,735
Veolia Environnement S.A.	25,702	724,785
Vinci S.A.	18,813	1,204,781
Vivendi S.A.	77,759	2,161,767

Total France		55,526,487

Germany - 7.9%
Adidas AG	3,383	268,295
Aixtron SE	3,344	114,080
Allianz SE	17,251	2,409,343
Axel Springer AG	5,234	258,465
BASF SE	26,959	2,641,073
Bayer AG	18,784	1,509,851
Bayerische Motoren Werke AG	10,774	1,074,858
Beiersdorf AG	3,946	256,019
Bilfinger Berger SE	2,287	226,105
Celesio AG	6,995	139,448
Comdirect Bank AG	18,420	203,448
Daimler AG	35,790	2,693,096
Deutsche Bank AG	14,268	842,973
Deutsche Boerse AG	6,991	531,121
Deutsche Lufthansa AG	15,990	348,326
Deutsche Post AG	55,034	1,057,231
Deutsche Telekom AG	235,534	3,693,201
E.ON AG	129,746	3,684,176
Fielmann AG	1,763	196,358
Fraport AG Frankfurt Airport Services Worldwide	2,841	228,400
Fresenius Medical Care AG & Co. KGaA	3,866	288,944
Fresenius SE & Co. KGaA	2,087	217,800
GEA Group AG	5,336	190,973
Hannover Rueckversicherung AG	7,817	407,608
Henkel AG & Co. KGaA	4,727	270,882
Hochtief AG	2,742	228,988
Infineon Technologies AG	17,045	191,573
K+S AG	3,484	267,717
Linde AG	3,022	529,717
MAN SE	2,825	376,652
Merck KGaA	3,306	359,202
Metro AG	8,644	523,733
MLP AG	10,143	103,941
Muenchener Rueckversicherungs AG	9,434	1,442,332
RWE AG	39,635	2,197,165
SAP AG	15,396	931,938
Siemens AG	22,149	3,041,073
SMA Solar Technology AG	1,585	176,533
Symrise AG	4,811	153,315
ThyssenKrupp AG	6,954	361,297
United Internet AG Registered Shares	6,897	144,944
Volkswagen AG	4,768	875,862

See Notes to Schedule of Investments.

30    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

June 30, 2011

Investments	Shares	Fair Value
Wacker Chemie AG	1,193	$257,894
Wincor Nixdorf AG	1,907	137,787

Total Germany		36,053,737

Hong Kong - 4.6%
Bank of East Asia Ltd.	62,600	257,037
BOC Hong Kong Holdings Ltd.	381,500	1,108,035
Cathay Pacific Airways Ltd.	200,000	463,165
Cheung Kong Holdings Ltd.	52,000	760,495
China Merchants Holdings International Co., Ltd.	76,000	293,500
China Mobile Ltd.	700,500	6,481,735
China Overseas Land & Investment Ltd.	124,000	265,808
China Resources Enterprise Ltd.	38,000	155,296
China Resources Power Holdings Co., Ltd.	92,000	179,478
China Unicom Hong Kong Ltd.	114,000	229,721
Citic Pacific Ltd.	81,000	202,155
CLP Holdings Ltd.	76,500	677,870
CNOOC Ltd.	919,300	2,145,476
Fosun International Ltd.	216,000	164,611
Fushan International Energy Group Ltd.	200,000	122,088
Guangdong Investment Ltd.(a)	274,000	146,486
Hang Lung Properties Ltd.	96,000	393,561
Hang Seng Bank Ltd.	69,000	1,102,227
Henderson Land Development Co., Ltd.(a)	45,000	290,024
Hong Kong & China Gas Co., Ltd.	134,260	305,056
Hong Kong Exchanges and Clearing Ltd.	24,800	519,824
Hutchison Whampoa Ltd.	80,000	863,615
Lenovo Group Ltd.(a)	186,000	106,371
MTR Corp.	118,000	418,545
New World Development Ltd.	130,000	196,472
PCCW Ltd.	395,000	170,056
Power Assets Holdings Ltd.(a)	69,500	526,079
Shanghai Industrial Holdings Ltd.	46,000	169,073
Shenzhen Investment Ltd.	432,000	129,357
Sino Land Co., Ltd.	168,000	269,016
Sino-Ocean Land Holdings Ltd.(a)	246,000	125,193
Sinotruk Hong Kong Ltd.	131,000	91,416
SJM Holdings Ltd.	103,000	243,825
Sun Hung Kai Properties Ltd.	55,000	800,835
Television Broadcasts Ltd.	24,000	158,535
Wharf Holdings Ltd.	52,000	361,202

Total Hong Kong		20,893,238

Ireland - 0.3%
CRH PLC	29,052	643,188
DCC PLC	6,328	180,236
Dragon Oil PLC	16,228	136,128
Kerry Group PLC Class A	3,594	148,585
Paddy Power PLC	2,576	140,018

Total Ireland		1,248,155

Italy - 4.2%
A2A SpA	192,986	300,506
ACEA SpA	20,139	206,579
Arnoldo Mondadori Editore SpA	49,429	174,575
Ascopiave SpA	67,140	150,881
Assicurazioni Generali SpA	40,898	862,756
Atlantia SpA	27,423	583,665
Banca Carige SpA(a)	95,016	215,317
Banca Generali SpA	15,439	213,993
Banca Monte dei Paschi di Siena SpA	221,136	167,521
Credito Artigiano SpA	84,584	157,830
Enel Green Power SpA	71,230	196,425
Enel SpA(a)	426,466	2,784,874
ENI SpA	208,927	4,940,505
ERG SpA	15,458	208,429
Fiat SpA	19,397	212,889
Finmeccanica SpA	30,029	363,321
Hera SpA(a)	94,385	199,792
Intesa Sanpaolo SpA(a)	478,466	1,273,640
Iren SpA	124,929	224,599
Luxottica Group SpA(a)	9,681	310,476
MARR SpA	13,324	171,542
Mediaset SpA(a)	114,290	537,210
Mediobanca SpA	24,489	248,005
Mediolanum SpA	46,786	215,979
Pirelli & C SpA	18,600	200,906
Saipem SpA	7,498	387,006
Snam Rete Gas SpA	168,439	997,358
Societa Cattolica di Assicurazioni SCRL	9,179	223,444
Telecom Italia SpA	694,496	966,134
Telecom Italia SpA RSP	396,812	461,692
Terna Rete Elettrica Nazionale SpA	106,646	495,714
UniCredit SpA	325,922	689,905
Unione di Banche Italiane SCpA(a)	26,642	149,950

Total Italy		19,493,418

Japan - 12.9%
Aeon Co., Ltd.(a)	20,600	246,914
Aisin Seiki Co., Ltd.	6,500	249,505
Ajinomoto Co., Inc.	18,000	212,407
Asahi Glass Co., Ltd.(a)	28,000	324,517
Asahi Group Holdings Ltd.	9,000	179,978
Asahi Kasei Corp.	38,000	254,086
Astellas Pharma, Inc.	17,200	663,423
Bank of Saga Ltd. (The)	93,000	231,464
Bank of Yokohama Ltd. (The)	28,000	139,029
Bridgestone Corp.	9,800	224,007
Brother Industries Ltd.	11,100	162,871
Canon, Inc.(a)	36,500	1,721,954
Chiba Bank Ltd. (The)	36,000	223,774
Chiyoda Co., Ltd.	9,100	134,201
Chubu Electric Power Co., Inc.	27,500	534,609
Chugai Pharmaceutical Co., Ltd.(a)	17,000	277,018
Chugoku Electric Power Co., Inc. (The)	11,000	189,599
Circle K Sunkus Co., Ltd.	10,400	161,357
Coca-Cola West Co., Ltd.(a)	8,100	154,458
Cosmo Oil Co., Ltd.	53,000	149,629
Dai Nippon Printing Co., Ltd.	31,000	346,620
Daihatsu Motor Co., Ltd.	13,000	219,564
Dai-ichi Life Insurance Co., Ltd. (The)	95	132,101
Daiichi Sankyo Co., Ltd.	26,000	505,126
Daikin Industries Ltd.	4,900	172,192
Dainippon Sumitomo Pharma Co., Ltd.	17,200	162,501
Daishi Bank Ltd. (The)	74,000	221,743
Daito Trust Construction Co., Ltd.	4,600	387,890
Daiwa House Industry Co., Ltd.	15,000	187,779
Daiwa Securities Group, Inc.	45,000	196,694
Denso Corp.	12,000	443,091
East Japan Railway Co.	8,900	506,934
Eisai Co., Ltd.(a)	13,400	520,171
Electric Power Development Co., Ltd.	7,300	196,601
Ezaki Glico Co., Ltd.	15,000	163,819
FANUC Corp.	3,300	546,731
Fast Retailing Co., Ltd.	1,700	273,019
Fuji Heavy Industries Ltd.	20,000	154,037
FUJIFILM Holdings Corp.	7,900	244,454
Fujitsu Ltd.	51,000	289,227
Hakuhodo DY Holdings, Inc.	3,270	173,299
Hirose Electric Co., Ltd.	400	40,713
Hisamitsu Pharmaceutical Co., Inc.	3,800	161,157

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    31

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

June 30, 2011

Investments	Shares	Fair Value
Hitachi Chemical Co., Ltd.	8,100	$159,573
Hitachi Ltd.	48,000	281,129
Hokkaido Electric Power Co., Inc.	13,000	215,218
Hokuhoku Financial Group, Inc.	111,000	218,536
Hokuriku Electric Power Co.	11,200	212,739
Honda Motor Co., Ltd.	24,000	916,790
Hoya Corp.	10,800	237,236
Ibiden Co., Ltd.	4,100	127,173
Idemitsu Kosan Co., Ltd.	1,400	148,390
Isuzu Motors Ltd.	29,000	136,095
Ito En Ltd.	9,400	165,629
ITOCHU Corp.	34,100	351,725
Itochu Enex Co., Ltd.	30,500	169,948
Itochu Techno-Solutions Corp.	5,100	179,788
Japan Tobacco, Inc.	157	601,678
JFE Holdings, Inc.	12,300	335,676
JGC Corp.	6,000	163,076
Joyo Bank Ltd. (The)	23,000	95,976
JS Group Corp.	8,600	220,218
JSR Corp.	8,300	159,505
Juroku Bank Ltd. (The)	70,000	216,691
JX Holdings, Inc.	70,000	467,187
Kajima Corp.	49,000	139,549
Kaneka Corp.	28,000	182,714
Kansai Electric Power Co., Inc. (The)	34,000	673,601
Kao Corp.	15,000	391,902
Kawasaki Kisen Kaisha Ltd.	42,000	145,617
KDDI Corp.	86	614,438
Kewpie Corp.	14,700	186,207
Kintetsu Corp.	59,000	188,484
Kirin Holdings Co., Ltd.(a)	24,000	332,541
Kobe Steel Ltd.	100,000	225,359
Kokuyo Co., Ltd.	27,700	205,452
Komatsu Ltd.	13,400	414,312
Konami Corp.	5,900	138,514
Konica Minolta Holdings, Inc.	17,500	144,967
Kubota Corp.	31,000	272,152
Kuraray Co., Ltd.	12,100	176,046
Kyocera Corp.	3,200	322,932
Kyowa Hakko Kirin Co., Ltd.	22,000	208,395
Kyushu Electric Power Co., Inc.	17,300	309,969
Lawson, Inc.	5,100	266,178
Lion Corp.	33,000	182,244
Makita Corp.	4,000	184,745
Marubeni Corp.	42,000	276,672
Marui Group Co., Ltd.	17,000	127,984
Maruichi Steel Tube Ltd.	7,200	177,415
Mazda Motor Corp.*	49,000	128,021
Medipal Holdings Corp.	14,800	130,480
MEIJI Holdings Co., Ltd.	4,300	180,232
Mitsubishi Chemical Holdings Corp.	28,400	199,742
Mitsubishi Corp.	35,800	886,578
Mitsubishi Electric Corp.	29,000	333,952
Mitsubishi Estate Co., Ltd.	14,000	243,735
Mitsubishi Heavy Industries Ltd.	39,000	182,058
Mitsubishi Tanabe Pharma Corp.	13,700	228,164
Mitsubishi UFJ Financial Group, Inc.	387,100	1,869,354
Mitsui & Co., Ltd.	54,100	927,122
Mitsui Chemicals, Inc.	40,000	144,626
Mitsui Fudosan Co., Ltd.	17,000	290,069
Mitsui O.S.K. Lines Ltd.	39,000	208,135
Mizuho Financial Group, Inc.	880,800	1,439,643
MS&AD Insurance Group Holdings	12,730	295,709
Murata Manufacturing Co., Ltd.	1,400	92,744
Nagase & Co., Ltd.	14,900	182,099
Namco Bandai Holdings, Inc.	14,300	171,048
NEC Fielding Ltd.	7,800	93,685
Nintendo Co., Ltd.	400	74,641
Nippon Electric Glass Co., Ltd.	10,000	127,043
Nippon Express Co., Ltd.	50,000	201,213
Nippon Steel Corp.	106,000	341,258
Nippon Telegraph & Telephone Corp.	38,600	1,847,313
Nippon Yusen K.K.	67,000	247,226
Nissan Chemical Industries Ltd.	13,100	143,879
Nissan Motor Co., Ltd.	51,500	536,937
Nisshin Seifun Group, Inc.	12,500	155,089
Nissin Foods Holdings Co., Ltd.	4,900	177,592
Nitto Denko Corp.	3,700	186,237
NKSJ Holdings, Inc.	66,000	432,318
Nomura Holdings, Inc.	72,400	355,007
Nomura Research Institute Ltd.	10,500	228,176
NSK Ltd.	14,000	138,509
NTN Corp.	25,000	141,159
NTT DoCoMo, Inc.	1,302	2,305,423
OJI Paper Co., Ltd.	44,000	209,757
Olympus Corp.	4,200	140,468
Oracle Corp.	7,800	338,039
Oriental Land Co., Ltd.	1,900	160,451
Osaka Gas Co., Ltd.	66,000	249,257
Otsuka Corp.	2,300	142,255
Otsuka Holdings Co., Ltd.	8,800	232,095
Pacific Metals Co., Ltd.	20,000	146,607
Panasonic Corp.	25,000	303,368
Park24 Co., Ltd.	18,500	191,506
Resona Holdings, Inc.	78,600	367,890
Ricoh Co., Ltd.	29,000	319,230
Ryosan Co., Ltd.	7,200	152,719
Saibu Gas Co., Ltd.	75,000	190,379
Sankyo Co., Ltd.	4,400	225,830
Secom Co., Ltd.	6,900	328,510
Sega Sammy Holdings, Inc.	9,100	174,541
Sekisui House Ltd.	23,000	212,457
Seven & I Holdings Co., Ltd.	20,800	555,542
Sharp Corp.(a)	28,000	253,442
Shikoku Electric Power Co., Inc.	10,500	237,277
Shin-Etsu Chemical Co., Ltd.	9,900	526,504
Shionogi & Co., Ltd.	12,400	201,907
Shiseido Co., Ltd.	15,500	287,698
Shizuoka Bank Ltd. (The)	23,000	210,178
Showa Shell Sekiyu K.K.	16,000	147,400
SMC Corp.	1,000	178,801
Sony Corp.	6,300	165,145
Sony Financial Holdings, Inc.	9,900	177,626
Sumitomo Bakelite Co., Ltd.	21,000	139,636
Sumitomo Chemical Co., Ltd.	45,000	222,883
Sumitomo Corp.	36,200	488,135
Sumitomo Electric Industries Ltd.	16,800	242,764
Sumitomo Metal Industries Ltd.	166,000	369,985
Sumitomo Metal Mining Co., Ltd.	17,000	276,808
Sumitomo Mitsui Financial Group, Inc.	51,200	1,564,656
Sumitomo Mitsui Trust Holdings, Inc.	64,070	221,341
Sumitomo Realty & Development Co., Ltd.	8,000	177,216
Suzuken Co., Ltd.	7,000	160,612
T&D Holdings, Inc.	10,100	238,243
Taisei Corp.	64,000	145,815
Takeda Pharmaceutical Co., Ltd.	32,300	1,485,816
TDK Corp.	3,200	174,740
Tohoku Electric Power Co., Inc.	26,300	378,087
Tokio Marine Holdings, Inc.	12,900	358,600

See Notes to Schedule of Investments.

32    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

June 30, 2011

Investments	Shares	Fair Value
Tokyo Electron Ltd.	4,700	$254,321
Tokyo Gas Co., Ltd.	66,000	296,657
TonenGeneral Sekiyu K.K.(a)	26,000	318,078
Toppan Forms Co., Ltd.	25,000	197,808
Toppan Printing Co., Ltd.(a)	36,000	277,266
Toshiba Corp.	53,000	276,944
Toyota Industries Corp.	8,200	268,561
Toyota Motor Corp.	42,300	1,728,455
Toyota Tsusho Corp.	11,400	193,811
Trend Micro, Inc.	5,900	181,836
USS Co., Ltd.	2,180	168,170
Yahoo! Japan Corp.(a)	821	280,580
Yamatake Corp.	6,700	148,419
Yamato Holdings Co., Ltd.	14,000	218,598

Total Japan		59,296,564

Netherlands - 1.9%
Akzo Nobel N.V.	6,059	382,132
ASML Holding N.V.	6,883	253,474
European Aeronautic Defence and Space Co. N.V.	8,069	270,009
Exact Holding N.V.	3,229	98,758
Fugro N.V. CVA	2,775	200,040
Heineken Holding N.V.	6,009	307,364
Heineken N.V.	8,985	540,225
Koninklijke Ahold N.V.	28,364	381,050
Koninklijke Boskalis Westminster N.V.	4,750	224,544
Koninklijke DSM N.V.	5,026	326,127
Koninklijke KPN N.V.	99,565	1,447,873
Koninklijke Philips Electronics N.V.	35,125	901,898
PostNL N.V.	33,226	281,907
Randstad Holding N.V.	6,488	299,836
Reed Elsevier N.V.	20,403	273,775
SBM Offshore N.V.	6,470	171,101
STMicroelectronics N.V.	29,174	290,586
Unilever N.V. CVA	51,402	1,684,641
Wolters Kluwer N.V.	13,491	298,875

Total Netherlands		8,634,215

New Zealand - 0.2%
Auckland International Airport Ltd.	151,621	278,623
Telecom Corp. of New Zealand Ltd.	155,726	315,748
Vector Ltd.	124,067	260,266
Warehouse Group Ltd. (The)	76,667	219,718

Total New Zealand		1,074,355

Norway - 1.8%
ABG Sundal Collier Holding ASA	183,456	201,050
Aker ASA Class A	7,899	211,260
Aker Solutions ASA	8,504	171,175
DnB NOR ASA	70,734	991,379
Fred Olsen Energy ASA(a)	7,998	284,416
Gjensidige Forsikring ASA	33,385	413,777
Marine Harvest ASA	719,833	580,380
Norsk Hydro ASA	39,059	300,725
Orkla ASA	50,072	478,747
SpareBank 1 SMN	20,425	186,151
Statoil ASA	123,599	3,146,730
Telenor ASA	61,489	1,012,507
Veidekke ASA	19,372	177,276
Yara International ASA	4,467	252,845

Total Norway		8,408,418

Portugal - 0.6%
Banco Espirito Santo S.A.(a)	71,361	265,899
Brisa Auto-Estradas de Portugal S.A.	50,788	310,003
Cimpor Cimentos de Portugal, SGPS, S.A.(a)	30,824	235,472
EDP-Energias de Portugal S.A.	210,041	745,788
Mota-Engil, SGPS, S.A.	63,558	147,439
Portugal Telecom, SGPS, S.A.(a)	71,850	712,222
Sonae	196,366	205,270
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.(a)	30,928	143,536

Total Portugal		2,765,629

Singapore - 2.1%
Cityspring Infrastructure Trust	416,000	181,297
DBS Group Holdings Ltd.	55,000	656,810
Fraser and Neave Ltd.	52,000	245,259
Jardine Cycle & Carriage Ltd.	11,000	385,305
Keppel Corp., Ltd.	57,100	515,370
Keppel Land Ltd.	93,000	274,242
M1 Ltd.	100,000	206,093
Oversea-Chinese Banking Corp., Ltd.	90,000	686,217
SATS Ltd.	91,000	192,734
SembCorp Industries Ltd.	72,000	292,669
SembCorp Marine Ltd.(a)	106,000	457,641
SIA Engineering Co., Ltd.	76,000	269,306
Singapore Airlines Ltd.	18,000	207,918
Singapore Exchange Ltd.	48,000	294,428
Singapore Press Holdings Ltd.(a)	129,000	409,824
Singapore Technologies Engineering Ltd.	164,000	402,118
Singapore Telecommunications Ltd.	613,000	1,577,941
StarHub Ltd.	134,000	304,545
Straits Asia Resources Ltd.	53,000	129,089
Transpac Industrial Holdings Ltd.	121,000	194,176
United Overseas Bank Ltd.	48,000	769,501
UOB-Kay Hian Holdings Ltd.	184,000	242,815
Venture Corp., Ltd.	28,000	194,787
Wilmar International Ltd.	62,000	273,737
Yangzijiang Shipbuilding Holdings Ltd.	148,000	176,018

Total Singapore		9,539,840

Spain - 6.8%
Abertis Infraestructuras, S.A.	14,167	316,419
Acciona S.A.	2,697	286,191
Acerinox S.A.(a)	14,979	273,204
ACS Actividades de Construccion y Servicios, S.A.(a)	18,594	876,690
Antena 3 de Television S.A.(a)	24,039	198,313
Banco Bilbao Vizcaya Argentaria S.A.(a)	192,743	2,260,736
Banco de Sabadell S.A.	71,372	294,914
Banco Espanol de Credito S.A.(a)	46,505	359,376
Banco Popular Espanol S.A.(a)	44,125	248,285
Banco Santander S.A.	543,269	6,272,121
Bolsas y Mercados Espanoles S.A.(a)	9,566	284,667
CaixaBank	181,738	1,268,190
Duro Felguera S.A.(a)	20,201	168,408
Enagas S.A.(a)	12,171	294,867
Endesa S.A.(a)	41,565	1,383,638
Ferrovial S.A.	35,052	442,948
Fomento de Construcciones y Contratas S.A.(a)	9,760	297,515
Gas Natural SDG S.A.(a)	47,591	996,702
Iberdrola S.A.*	248,711	2,212,962
Inditex S.A.	12,228	1,114,075
Indra Sistemas S.A.(a)	11,942	246,380
Mapfre S.A.(a)	165,717	615,077
Mapfre S.A. - Temp Line*	2,750	9,832
Mediaset Espana Comunicacion S.A.	27,133	235,679

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds     33

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

June 30, 2011

Investments	Shares	Fair Value
Red Electrica Corp. S.A.(a)	5,004	$301,991
Repsol YPF S.A.	41,359	1,435,545
Tecnicas Reunidas S.A.	2,961	151,886
Telefonica S.A.	326,707	7,986,174
Zardoya Otis S.A.(a)	21,907	322,700
Zardoya Otis S.A. - Temp Line*	1,259	18,546

Total Spain		31,174,031

Sweden - 3.4%
AB Volvo Class A	47,640	832,750
Alfa Laval AB	13,016	281,152
Assa Abloy AB Class B	10,181	274,288
Atlas Copco AB Class A	29,638	782,042
Axis Communications AB	4,662	94,939
Billerud AB	15,553	163,293
Boliden AB	13,909	257,458
Electrolux AB Series B	12,486	298,593
Fabege AB	19,688	198,283
Hennes & Mauritz AB Class B	61,031	2,109,470
Husqvarna AB Class B	25,411	168,694
Intrum Justitia AB	12,008	176,979
Kinnevik Investment AB Class B	10,460	232,903
NCC AB Class B	8,557	195,141
Nordea Bank AB	130,342	1,404,625
Peab AB(a)	31,318	224,237
Ratos AB Class B	15,269	294,005
Sandvik AB	31,913	560,875
Scania AB Class B	25,378	590,004
Securitas AB Class B(a)	23,418	248,466
Skandinaviska Enskilda Banken AB Class A	62,187	509,515
Skanska AB Class B(a)	23,302	418,029
SKF AB Class B	12,320	357,297
SSAB AB Class B	12,454	163,618
Svenska Cellulosa AB Class B	26,919	379,892
Svenska Handelsbanken AB Class A	25,113	776,467
Swedbank AB Class A	17,689	297,991
Swedish Match AB	7,181	241,375
Tele2 AB Class B	19,954	395,282
Telefonaktiebolaget LM Ericsson Class B	74,451	1,076,050
TeliaSonera AB	213,867	1,572,639

Total Sweden		15,576,352

Switzerland - 6.5%
ABB Ltd.	54,940	1,422,437
Actelion Ltd.	3,200	157,378
Adecco S.A.	4,389	280,959
Baloise Holding AG	2,964	305,376
Bank Sarasin & Cie AG Class B	2,354	93,098
BKW FMB Energie AG	1,728	106,307
Cie Financiere Richemont S.A. Class A	3,907	255,440
Credit Suisse Group AG	35,728	1,387,536
GAM Holding AG	10,920	178,974
Geberit AG	1,474	348,718
Holcim Ltd.	6,582	495,995
Kuehne + Nagel International AG	2,791	422,959
Lonza Group AG	1,950	152,387
Nestle S.A.	98,818	6,132,115
Novartis AG	89,724	5,487,869
Partners Group Holding AG	679	119,994
Roche Holding AG-Genusschein	31,429	5,251,853
Schindler Holding AG Participating Shares	2,425	294,341
SGS S.A.	317	600,869
Sulzer AG	1,207	196,102
Swatch Group AG (The)	3,904	350,062
Swiss Prime Site AG	3,211	275,147
Swiss Re Ltd.	17,310	970,552
Swisscom AG	2,230	1,020,980
Syngenta AG	2,030	684,221
Transocean Ltd.	3,641	236,535
Vontobel Holding AG	3,091	104,624
Zurich Financial Services AG	9,312	2,351,225

Total Switzerland		29,684,053

United Kingdom - 17.8%
Aberdeen Asset Management PLC	59,564	213,344
Admiral Group PLC	12,697	338,585
AMEC PLC	11,039	192,822
Amlin PLC	39,075	254,759
Anglo American PLC	16,647	825,163
Antofagasta PLC	49,353	1,104,519
Ashmore Group PLC	38,765	247,945
Associated British Foods PLC	19,508	339,186
AstraZeneca PLC	68,720	3,428,950
Aviva PLC	159,766	1,126,019
BAE Systems PLC	181,919	930,217
Balfour Beatty PLC	44,670	221,242
Barclays PLC	238,064	980,152
Berendsen PLC	25,128	219,863
BG Group PLC	33,135	752,200
BHP Billiton PLC	45,698	1,798,932
BP PLC	342,402	2,521,243
British American Tobacco PLC	79,086	3,467,515
British Land Co. PLC	26,822	262,244
British Sky Broadcasting Group PLC	41,183	559,683
BT Group PLC	261,494	845,929
Burberry Group PLC	7,068	164,536
Cable & Wireless Communications PLC	387,339	251,975
Cable & Wireless Worldwide PLC	268,619	198,679
Capita Group PLC (The)	20,053	230,349
Carillion PLC	33,335	201,280
Carnival PLC	4,389	170,028
Centrica PLC	210,423	1,092,184
Close Brothers Group PLC	17,634	218,557
Compass Group PLC	52,802	509,474
Daily Mail & General Trust PLC Class A	22,485	167,642
De La Rue PLC	9,701	119,067
Diageo PLC	71,674	1,464,829
Drax Group PLC	29,359	237,322
Electrocomponents PLC	35,216	154,121
Eurasian Natural Resources Corp. PLC	32,725	410,587
Fidessa Group PLC	4,177	129,895
Firstgroup PLC	40,827	223,445
Fresnillo PLC	16,347	367,945
G4S PLC	51,698	232,230
GKN PLC	54,718	203,629
GlaxoSmithKline PLC	248,221	5,316,078
Halfords Group PLC	21,751	129,624
Hammerson PLC	31,730	245,230
Hays PLC	126,503	209,187
Home Retail Group PLC	86,904	228,394
HSBC Holdings PLC	593,926	5,896,561
ICAP PLC	32,229	244,740
IG Group Holdings PLC	25,558	179,064
IMI PLC	12,045	203,626
Imperial Tobacco Group PLC	38,993	1,296,474
Inmarsat PLC	20,422	182,293
Intercontinental Hotels Group PLC	9,169	187,685
International Power PLC	120,327	621,457
Investec PLC	25,204	204,140
J. Sainsbury PLC	85,319	451,197

See Notes to Schedule of Investments.

34    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree DEFA Fund (DWM)

June 30, 2011

Investments	Shares	Fair Value
Johnson Matthey PLC	6,262	$197,649
Kazakhmys PLC	7,992	177,065
Kesa Electricals PLC	47,984	106,079
Kingfisher PLC	68,106	292,159
Ladbrokes PLC	66,882	163,641
Legal & General Group PLC	250,314	475,007
Logica PLC	87,496	188,230
London & Stamford Property PLC	107,127	224,271
London Stock Exchange Group PLC	11,211	190,966
Man Group PLC	172,538	656,493
Marks & Spencer Group PLC	68,821	399,306
Meggitt PLC	30,979	189,740
Melrose PLC	32,187	187,062
Mondi PLC	17,110	170,447
N. Brown Group PLC	28,525	120,442
National Grid PLC	161,852	1,591,553
Next PLC	6,815	254,382
Old Mutual PLC	180,425	386,411
Pearson PLC	27,668	522,375
Premier Farnell PLC	29,833	119,260
Provident Financial PLC(a)	13,325	206,011
Prudential PLC	78,980	912,949
Reckitt Benckiser Group PLC	22,808	1,259,629
Reed Elsevier PLC	48,195	437,941
Rexam PLC	31,041	190,768
Rio Tinto PLC	22,578	1,627,711
Royal Dutch Shell PLC Class A	141,214	5,028,475
Royal Dutch Shell PLC Class B	114,391	4,084,357
RSA Insurance Group PLC	233,438	505,569
SABMiller PLC	31,546	1,150,414
Sage Group PLC (The)	53,532	248,289
Scottish & Southern Energy PLC	43,765	978,757
Segro PLC	48,596	243,652
Severn Trent PLC	12,180	287,841
Smith & Nephew PLC	16,473	175,870
Smiths Group PLC	14,712	283,669
Standard Chartered PLC	57,685	1,516,959
Standard Life PLC	116,043	392,164
Tate & Lyle PLC	21,234	209,995
Tesco PLC	258,673	1,669,453
Thomas Cook Group PLC	86,415	184,518
TUI Travel PLC(a)	67,216	242,154
Unilever PLC	46,527	1,498,418
United Utilities Group PLC	36,312	349,200
Vedanta Resources PLC(a)	4,930	165,737
Vodafone Group PLC	2,538,657	6,737,114
Weir Group PLC (The)	4,325	147,690
WH Smith PLC	19,449	152,968
Whitbread PLC C Shares	6,545	169,699
William Hill PLC	39,299	144,104
WM Morrison Supermarkets PLC	82,439	394,011
Xstrata PLC	20,858	459,267

Total United Kingdom		81,641,927

TOTAL COMMON STOCKS (Cost: $414,376,497)		454,128,035

EXCHANGE-TRADED FUND - 0.5%

United States - 0.5%
WisdomTree International Dividend ex-Financials Fund(a)(d) (Cost: $2,067,689)	46,118	2,177,692

RIGHTS - 0.0%

France - 0.0%
Bourbon S.A., expiring 7/09/11*	3,612	15,700

Spain - 0.0%
Banco Popular Espanol S.A., expiring 7/11/11*(a)	44,125	3,199
CaixaBank, expiring 7/15/11*	181,738	13,702

Total Spain		16,901

TOTAL RIGHTS (Cost: $0)		32,601

TOTAL LONG-TERM INVESTMENTS (Cost: $416,444,186)		456,338,328

SHORT-TERM INVESTMENT - 0.1%

MONEY MARKET FUND - 0.1%
Invesco Treasury Fund Private Class, 0.02%(e) (Cost: $282,984)	282,984	282,984

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.0%

MONEY MARKET FUND - 5.0%
Dreyfus Institutional Preferred Money Market Fund, 0.15%(f) (Cost: $23,028,078)(g)	23,028,078	23,028,078

TOTAL INVESTMENTS IN SECURITIES - 104.6% (Cost: $439,755,248)(h)		479,649,390
Liabilities in Excess of Foreign Currency and Other Assets - (4.6)%		(21,053,495)

NET ASSETS - 100.0%		$458,595,895

PPS	-	Price Protected Shares
RSP	-	Risparmio Italian Savings Shares

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at June 30, 2011 (See Note 2).
(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Escrow security - additional shares issued as a result of a corporate action.
(d)	Affiliated company (See Note 4).
(e)	Rate shown represents annualized 7-day yield as of June 30, 2011.
(f)	Interest rate shown reflects yield as of June 30, 2011.
(g)	At June 30, 2011, the total market value of the Fund’s securities on loan was $18,809,929 and the total market value of the collateral held by the Fund was $23,028,078.
(h)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    35

Schedule of Investments (unaudited)

WisdomTree DEFA Equity Income Fund (DTH)

June 30, 2011

Investments	Shares	Fair Value
COMMON STOCKS - 99.0%

Australia - 16.4%
Adelaide Brighton Ltd.	20,795	$68,793
AGL Energy Ltd.	9,962	156,247
Alumina Ltd.	43,998	99,390
Amcor Ltd.	33,344	257,026
AMP Ltd.	80,024	418,944
APN News & Media Ltd.	36,399	51,244
Australia & New Zealand Banking Group Ltd.	94,367	2,222,644
Automotive Holdings Group	17,235	41,147
Bank of Queensland Ltd.	8,736	76,412
Bendigo and Adelaide Bank Ltd.	14,909	141,420
Billabong International Ltd.	8,270	53,212
BlueScope Steel Ltd.	70,589	91,065
Boral Ltd.	14,005	65,972
Bradken Ltd.	4,803	40,931
Brambles Ltd.	30,689	237,218
Brickworks Ltd.	3,818	41,693
Cabcharge Australia Ltd.	3,595	19,821
Caltex Australia Ltd.	8,005	100,785
Cardno Ltd.	7,120	41,010
carsales.com.au Ltd.	8,288	41,704
Coca-Cola Amatil Ltd.	19,153	234,169
Cochlear Ltd.	936	72,150
Commonwealth Bank of Australia	53,979	3,022,412
Computershare Ltd.	11,363	107,906
Consolidated Media Holdings Ltd.	24,040	67,174
Crown Ltd.	20,288	193,963
CSR Ltd.	33,173	102,994
David Jones Ltd.(a)	23,795	103,428
DuluxGroup Ltd.	13,431	40,406
Envestra Ltd.(b)	72,313	53,419
Fairfax Media Ltd.(a)	47,706	50,053
Fleetwood Corp., Ltd.	3,756	45,560
Flight Centre Ltd.	2,521	58,352
Foster’s Group Ltd.	66,912	368,925
Goodman Fielder Ltd.	87,054	98,792
GrainCorp Ltd.	4,693	41,702
GUD Holdings Ltd.	4,338	42,263
GWA Group Ltd.	13,806	40,647
Harvey Norman Holdings Ltd.(a)	34,765	92,676
Hills Holdings Ltd.	14,621	18,706
Insurance Australia Group Ltd.	51,239	186,512
IOOF Holdings Ltd.	10,160	71,790
Iress Market Technology Ltd.	4,640	44,758
JB Hi-Fi Ltd.(a)	3,489	63,762
Leighton Holdings Ltd.	12,150	271,212
Lend Lease Group(b)	12,684	121,808
MacArthur Coal Ltd.	6,768	79,342
Macquarie Group Ltd.	12,239	409,471
Metcash Ltd.	29,699	131,952
Minara Resources Ltd.	55,247	44,065
Monadelphous Group Ltd.	2,707	53,325
Myer Holdings Ltd.	29,240	82,643
National Australia Bank Ltd.	75,945	2,083,077
Navitas Ltd.	10,949	47,240
NIB Holdings Ltd.	27,429	42,433
OneSteel Ltd.	58,313	115,495
Orica Ltd.	8,174	235,754
Origin Energy Ltd.	17,556	296,780
OZ Minerals Ltd.	9,815	138,705
Perpetual Ltd.	2,213	59,065
Platinum Asset Management Ltd.	21,849	96,373
Primary Health Care Ltd.	11,803	43,342
QBE Insurance Group Ltd.	46,835	864,941
Ramsay Health Care Ltd.	2,972	57,846
SAI Global Ltd.	3,855	19,604
Salmat Ltd.	10,250	40,602
Seven West Media Ltd.	15,572	67,519
Sonic Healthcare Ltd.	11,000	151,565
Suncorp Group Ltd.	32,633	284,386
TABCORP Holdings Ltd.	57,012	200,812
Tatts Group Ltd.	36,294	93,255
Telstra Corp., Ltd.	658,399	2,037,108
Ten Network Holdings Ltd.	37,492	42,547
Toll Holdings Ltd.	20,188	104,824
Transfield Services Ltd.	12,098	43,390
UGL Ltd.	4,997	74,255
Washington H. Soul Pattinson & Co., Ltd.	5,549	77,824
Wesfarmers Ltd.	29,008	989,132
Westpac Banking Corp.	121,604	2,898,012
Woolworths Ltd.	31,403	932,956
WorleyParsons Ltd.	4,182	126,437
Wotif.com Holdings Ltd.	7,966	39,998

Total Australia		22,988,292

Austria - 0.2%
Bank Austria Creditanstalt AG*†(c)	3,058	—
Oesterreichische Post AG	2,881	92,730
Telekom Austria AG	15,718	200,541

Total Austria		293,271

Belgium - 0.9%
Ageas	51,848	140,647
Belgacom S.A.	12,863	458,682
Cie Maritime Belge S.A.	1,547	41,920
Cofinimmo	570	81,253
Elia System Operator S.A.	1,546	66,011
EVS Broadcast Equipment S.A.	620	41,961
Groupe Bruxelles Lambert S.A.	3,408	303,037
Mobistar S.A.	1,473	111,864
Tessenderlo Chemie N.V.	903	38,910

Total Belgium		1,284,285

Denmark - 0.0%
D/S Norden	1,239	42,652

Finland - 1.9%
Alma Media Oyj	4,345	42,459
Elisa Oyj	3,476	74,839
Fortum Oyj	16,154	467,715
Kemira Oyj	2,742	47,467
Kesko Oyj Class B	999	46,465
Metso Oyj	2,639	149,870
Nokia Oyj	144,376	935,676
Pohjola Bank PLC Class A	6,467	83,635
Rautaruukki Oyj	2,387	53,919
Sampo Oyj Class A	12,048	389,008
Sanoma Oyj	6,067	112,416
Tieto Oyj	2,601	44,008
Tikkurila Oyj	1,765	40,918
UPM-Kymmene Oyj	9,504	173,758
Uponor Oyj	2,502	41,499

Total Finland		2,703,652

France - 14.5%
AXA S.A.	44,477	1,010,479
BNP Paribas S.A.	19,930	1,538,107
Bouygues S.A.	8,063	354,387

See Notes to Schedule of Investments.

36    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Equity Income Fund (DTH)

June 30, 2011

Investments	Shares	Fair Value
Canal Plus	5,623	$41,252
Casino Guichard Perrachon S.A.	1,858	175,098
CNP Assurances	13,367	291,380
Credit Agricole S.A.	44,808	673,685
Electricite de France S.A.	33,307	1,308,904
Euler Hermes S.A.	957	80,836
France Telecom S.A.	105,666	2,246,674
GDF Suez	58,251	2,131,226
ICADE	913	112,555
Klepierre	3,745	154,556
Lafarge S.A.(a)	5,367	341,951
Lagardere SCA	2,839	119,923
M-6 Metropole Television S.A.	3,881	89,777
Meetic*	1,919	41,595
Natixis	78,781	395,203
Neopost S.A.	947	81,337
Nexity S.A.	1,306	62,391
PagesJaunes Groupe(a)	11,252	101,161
Peugeot S.A.	3,910	174,999
Rallye S.A.	922	38,298
Sanofi	25,851	2,077,894
SCOR SE	4,827	137,169
Societe Generale S.A.	13,651	809,884
Societe Television Francaise 1	4,408	80,142
Suez Environnement Co.	9,519	189,834
Total S.A.	58,637	3,390,390
Veolia Environnement S.A.	12,506	352,664
Vinci S.A.	9,218	590,319
Vivendi S.A.	38,987	1,083,872

Total France		20,277,942

Germany - 6.9%
Allianz SE	9,230	1,289,098
Axel Springer AG	2,103	103,850
Bilfinger Berger SE	827	81,762
Comdirect Bank AG	3,655	40,369
Daimler AG	17,633	1,326,833
Deutsche Boerse AG	3,499	265,826
Deutsche Lufthansa AG	7,507	163,532
Deutsche Post AG	26,303	505,294
Deutsche Telekom AG	119,315	1,870,873
E.ON AG	64,012	1,817,639
Hannover Rueckversicherung AG	3,419	178,280
MLP AG	4,108	42,097
Muenchener Rueckversicherungs AG	4,932	754,037
RWE AG	19,784	1,096,726
SMA Solar Technology AG	642	71,504

Total Germany		9,607,720

Hong Kong - 3.9%
BOC Hong Kong Holdings Ltd.	190,000	551,839
Cathay Pacific Airways Ltd.	90,000	208,424
China Mobile Ltd.	350,500	3,243,181
CLP Holdings Ltd.	33,524	297,058
Guangdong Investment Ltd.(a)	104,000	55,600
Hang Seng Bank Ltd.	35,218	562,583
Hopewell Holdings Ltd.	21,500	68,109
PCCW Ltd.	143,000	61,565
Power Assets Holdings Ltd.	32,018	242,359
Shanghai Industrial Holdings Ltd.	20,000	73,510
Shenzhen Investment Ltd.	142,000	42,520
Television Broadcasts Ltd.	9,000	59,451

Total Hong Kong		5,466,199

Ireland - 0.2%
CRH PLC	13,711	303,551
FBD Holdings PLC	3,887	40,294

Total Ireland		343,845

Italy - 4.6%
A2A SpA	78,992	123,001
ACEA SpA	5,361	54,991
Arnoldo Mondadori Editore SpA	11,533	40,733
Atlantia SpA	12,560	267,324
Banca Carige SpA	29,206	66,184
Banca Generali SpA	3,483	48,276
Banca Popolare di Milano SCRL	17,337	40,947
Banca Popolare di Sondrio SCRL	5,316	44,240
Benetton Group SpA	5,322	42,091
Enel SpA	215,224	1,405,439
ENI SpA	104,317	2,466,788
ERG SpA	3,196	43,094
Finmeccanica SpA	12,931	156,452
Geox SpA	6,968	41,744
Gruppo Editoriale L’Espresso SpA	14,099	38,696
Hera SpA	24,741	52,371
Intesa Sanpaolo SpA RSP	24,870	53,690
Iren SpA	35,458	63,747
Mediaset SpA(a)	52,009	244,464
Mediolanum SpA	14,750	68,091
Recordati SpA	3,871	42,570
Snam Rete Gas SpA	85,141	504,135
Societa Cattolica di Assicurazioni SCRL	1,772	43,136
Telecom Italia SpA RSP	201,453	234,391
Terna Rete Elettrica Nazionale SpA(a)	50,149	233,103

Total Italy		6,419,698

Japan - 4.6%
Astellas Pharma, Inc.	8,200	316,283
Chiyoda Co., Ltd.	2,900	42,767
Chubu Electric Power Co., Inc.	15,100	293,549
Chugoku Electric Power Co., Inc. (The)	7,300	125,825
Daiichi Sankyo Co., Ltd.	12,000	233,135
Daito Trust Construction Co., Ltd.	1,900	160,215
Eisai Co., Ltd.	5,900	229,030
Electric Power Development Co., Ltd.	2,800	75,409
Hokkaido Electric Power Co., Inc.	4,500	74,499
Hokuriku Electric Power Co.	4,200	79,777
Hoya Corp.	7,400	162,551
Inaba Denki Sangyo Co., Ltd.	1,600	42,437
IT Holdings Corp.	2,200	19,423
Kansai Electric Power Co., Inc. (The)	17,900	354,631
Kyushu Electric Power Co., Inc.	10,600	189,923
Lawson, Inc.	2,000	104,383
Mizuho Financial Group, Inc.	444,000	725,706
Moshi Moshi Hotline, Inc.	2,450	39,620
NEC Fielding Ltd.	3,600	43,239
Nintendo Co., Ltd.	400	74,641
Nippon Suisan Kaisha Ltd.	6,200	20,267
NKSJ Holdings, Inc.	30,480	199,652
NSD Co., Ltd.	4,800	40,119
Onward Holdings Co., Ltd.	2,000	16,766
Oracle Corp.	3,200	138,683
Pacific Metals Co., Ltd.	3,000	21,991
Park24 Co., Ltd.	4,300	44,512
Plenus Co., Ltd.	2,700	43,295
Ricoh Co., Ltd.	13,000	143,103
Ryosan Co., Ltd.	2,000	42,422
Saibu Gas Co., Ltd.	18,000	45,691
Shikoku Electric Power Co., Inc.	4,000	90,391
Shiseido Co., Ltd.	6,300	116,935
Sumitomo Mitsui Financial Group, Inc.	25,000	763,992

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    37

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Equity Income Fund (DTH)

June 30, 2011

Investments	Shares	Fair Value
Taiyo Holdings Co., Ltd.	1,400	$41,345
Takasago Thermal Engineering Co., Ltd.	5,500	42,701
Takeda Pharmaceutical Co., Ltd.	15,600	717,608
Tohoku Electric Power Co., Inc.	14,400	207,013
Tokai Tokyo Financial Holdings, Inc.	16,000	48,143
TonenGeneral Sekiyu K.K.(a)	10,000	122,338
Toppan Forms Co., Ltd.	2,600	20,572
Toyo Corp.	4,000	43,239
Yamatake Corp.	1,900	42,089

Total Japan		6,399,910

Netherlands - 1.9%
CSM	1,246	41,929
Delta Lloyd N.V.	3,060	72,715
Exact Holding N.V.	1,334	40,800
Koninklijke Boskalis Westminster N.V.	1,576	74,501
Koninklijke KPN N.V.	50,166	729,513
Koninklijke Philips Electronics N.V.	17,160	440,614
PostNL N.V.	12,734	108,042
Reed Elsevier N.V.	13,444	180,396
Unilever N.V. CVA	26,871	880,666
Wolters Kluwer N.V.	5,216	115,554

Total Netherlands		2,684,730

New Zealand - 0.4%
Auckland International Airport Ltd.	33,901	62,297
Contact Energy Ltd.*	8,168	36,158
Fisher & Paykel Healthcare Corp., Ltd.	17,280	39,390
Sky City Entertainment Group Ltd.	18,510	55,341
Sky Network Television Ltd.	9,482	43,541
Telecom Corp. of New Zealand Ltd.	71,962	145,909
Vector Ltd.	33,248	69,747
Warehouse Group Ltd. (The)	14,292	40,959

Total New Zealand		493,342

Norway - 2.6%
ABG Sundal Collier Holding ASA	36,183	39,653
Aker ASA Class A	2,750	73,549
Austevoll Seafood ASA	6,284	36,424
DnB NOR ASA	34,575	484,589
Fred Olsen Energy ASA(a)	3,453	122,792
Gjensidige Forsikring ASA	15,152	187,796
Leroey Seafood Group ASA	1,635	38,701
Marine Harvest ASA	323,684	260,977
Orkla ASA	23,565	225,309
Statoil ASA	62,878	1,600,823
Telenor ASA	30,678	505,158
Veidekke ASA	4,733	43,312

Total Norway		3,619,083

Portugal - 0.9%
Banco Espirito Santo S.A.(a)	28,251	105,266
Brisa Auto-Estradas de Portugal S.A.(a)	21,486	131,148
Cimpor Cimentos de Portugal, SGPS, S.A.(a)	12,666	96,759
EDP-Energias de Portugal S.A.	106,684	378,801
Mota-Engil, SGPS, S.A.	17,517	40,635
Portugal Telecom, SGPS, S.A.(a)	35,648	353,365
REN - Redes Energeticas Nacionais S.A.	15,255	54,829
Sonae	62,883	65,734
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.(a)	6,863	31,851

Total Portugal		1,258,388

Singapore - 1.8%
ComfortDelGro Corp., Ltd.	37,000	44,005
Keppel Land Ltd.	32,000	94,363
K-Green Trust	25,000	21,587
M1 Ltd.	23,000	47,401
SATS Ltd.	25,000	52,949
SembCorp Marine Ltd.	62,000	267,677
SIA Engineering Co., Ltd.	19,000	67,327
Singapore Exchange Ltd.	20,000	122,678
Singapore Post Ltd.	44,000	41,577
Singapore Press Holdings Ltd.	51,000	162,023
Singapore Technologies Engineering Ltd.	68,000	166,732
Singapore Telecommunications Ltd.	310,000	797,980
SMRT Corp., Ltd.	29,000	45,593
StarHub Ltd.	50,000	113,636
Transpac Industrial Holdings Ltd.	28,447	45,651
United Overseas Bank Ltd.	24,000	384,751
UOB-Kay Hian Holdings Ltd.	33,000	43,548
Venture Corp., Ltd.	8,000	55,653

Total Singapore		2,575,131

Spain - 10.1%
Acciona S.A.	1,118	118,636
Acerinox S.A.(a)	5,938	108,304
ACS Actividades de Construccion y Servicios, S.A.(a)	8,706	410,480
Almirall S.A.	4,086	43,838
Antena 3 de Television S.A.	8,158	67,300
Banco Bilbao Vizcaya Argentaria S.A.	94,770	1,111,584
Banco de Sabadell S.A.	27,375	113,115
Banco Espanol de Credito S.A.(a)	16,512	127,600
Banco Santander S.A.	267,560	3,089,020
Bolsas y Mercados Espanoles S.A.(a)	3,330	99,095
CaixaBank	89,422	623,998
Duro Felguera S.A.	4,851	40,441
Enagas S.A.	4,903	118,785
Endesa S.A.(a)	20,126	669,965
Ferrovial S.A.	15,259	192,826
Fomento de Construcciones y Contratas S.A.(a)	3,822	116,506
Gas Natural SDG S.A.(a)	22,931	480,245
Iberdrola S.A.*	122,947	1,093,948
Indra Sistemas S.A.(a)	4,269	88,075
Mapfre S.A.	73,857	274,129
Mediaset Espana Comunicacion S.A.	10,768	93,531
Red Electrica Corp. S.A.(a)	2,145	129,451
Repsol YPF S.A.	21,983	763,016
Telefonica S.A.	163,011	3,984,715
Zardoya Otis S.A.(a)	8,264	121,733
Zardoya Otis S.A. - Temp Line*	798	11,755

Total Spain		14,092,091

Sweden - 2.8%
Axfood AB	1,235	43,509
Bilia AB Class A	2,246	40,577
Billerud AB	4,113	43,183
Boliden AB	5,386	99,696
Castellum AB	3,100	46,573
Electrolux AB Series B	5,416	129,520
Fabege AB	4,198	42,279
Hakon Invest AB	4,614	65,407
Hennes & Mauritz AB Class B	30,519	1,054,856
Hoganas AB Class B	1,085	43,503
Intrum Justitia AB	2,877	42,402
Loomis AB Class B	2,861	40,013
NCC AB Class B	2,490	56,784
Nordea Bank AB	65,483	705,675
Oresund Investment AB	2,472	41,134

See Notes to Schedule of Investments.

38    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Equity Income Fund (DTH)

June 30, 2011

Investments	Shares	Fair Value
Peab AB	8,071	$57,788
Ratos AB Class B	5,361	103,226
Securitas AB Class B(a)	7,608	80,721
Skanska AB Class B	9,557	171,449
Tele2 AB Class B	8,903	176,366
TeliaSonera AB	108,325	796,552

Total Sweden		3,881,213

Switzerland - 5.4%
Baloise Holding AG	1,081	111,374
BKW FMB Energie AG	945	58,137
Mobilezone Holding AG	3,583	40,000
Novartis AG	44,890	2,745,647
Roche Holding AG-Genusschein	13,519	2,259,054
SGS S.A.	21	39,805
Swiss Prime Site AG	1,125	96,400
Swiss Re Ltd.	8,545	479,109
Swisscom AG	1,117	511,405
Vontobel Holding AG	1,629	55,138
Zurich Financial Services AG	4,712	1,189,752

Total Switzerland		7,585,821

United Kingdom - 19.0%
Aberdeen Asset Management PLC	20,715	74,196
Admiral Group PLC	5,034	134,239
Amlin PLC	12,859	83,837
Antofagasta PLC	25,947	580,693
Ashmore Group PLC	12,271	78,487
AstraZeneca PLC	33,794	1,686,233
Atkins WS PLC	1,403	16,848
Aviva PLC	77,192	544,044
BAE Systems PLC	89,212	456,173
Balfour Beatty PLC	13,877	68,730
BBA Aviation PLC	12,175	42,513
Berendsen PLC	5,165	45,192
British American Tobacco PLC	39,128	1,715,562
British Land Co. PLC	16,385	160,199
Britvic PLC	6,248	39,572
BT Group PLC	123,631	399,944
Cable & Wireless Communications PLC	144,510	94,008
Cable & Wireless Worldwide PLC	106,538	78,799
Carillion PLC	8,467	51,125
Centrica PLC	103,875	539,155
Close Brothers Group PLC	4,105	50,878
Daily Mail & General Trust PLC Class A	6,561	48,917
De La Rue PLC	3,229	39,632
Drax Group PLC	11,042	89,257
Electrocomponents PLC	6,462	28,281
Fidessa Group PLC	1,297	40,333
Firstgroup PLC	13,728	75,133
GlaxoSmithKline PLC	121,070	2,592,921
Greene King PLC	5,176	40,502
Halfords Group PLC	6,485	38,647
Hays PLC	39,834	65,870
Home Retail Group PLC	32,751	86,074
HSBC Holdings PLC	298,610	2,964,632
ICAP PLC	12,426	94,360
IG Group Holdings PLC	8,503	59,574
Imperial Tobacco Group PLC	19,970	663,980
Inmarsat PLC	7,726	68,965
Interserve PLC	3,965	20,529
J. Sainsbury PLC	39,506	208,922
Jardine Lloyd Thompson Group PLC	3,696	40,409
Kesa Electricals PLC	17,894	39,558
Kier Group PLC	1,946	42,489
Ladbrokes PLC	21,694	53,079
Legal & General Group PLC	110,643	209,961
London & Stamford Property PLC	19,077	39,938
Man Group PLC	80,028	304,500
Marks & Spencer Group PLC	31,852	184,808
Melrose PLC	8,054	46,808
Micro Focus International PLC	3,121	16,801
Mitie Group PLC	10,735	41,001
Moneysupermarket.com Group PLC	10,644	17,379
N. Brown Group PLC	4,397	18,566
National Grid PLC	82,983	816,004
Next PLC	2,999	111,943
Northumbrian Water Group PLC	7,726	51,550
Pearson PLC	12,843	242,477
Pennon Group PLC	5,075	56,871
Premier Farnell PLC	9,124	36,474
Provident Financial PLC(a)	4,519	69,866
Prudential PLC	39,609	457,850
Reckitt Benckiser Group PLC	11,286	623,298
Reed Elsevier PLC	22,245	202,137
Royal Dutch Shell PLC Class B	59,819	2,135,851
RSA Insurance Group PLC	104,179	225,626
Scottish & Southern Energy PLC	21,257	475,390
Segro PLC	13,835	69,366
Severn Trent PLC	5,044	119,201
Standard Life PLC	66,150	223,552
Tate & Lyle PLC	7,475	73,925
Tesco PLC	132,995	858,338
Thomas Cook Group PLC	32,234	68,828
TUI Travel PLC	27,270	98,244
Tullett Prebon PLC	6,966	39,623
Unilever PLC	22,980	740,079
United Utilities Group PLC	16,298	156,732
Vodafone Group PLC	1,276,554	3,387,732
WH Smith PLC	5,351	42,086
William Hill PLC	12,245	44,901

Total United Kingdom		26,650,197

TOTAL COMMON STOCKS (Cost: $136,793,392)		138,667,462

EXCHANGE-TRADED FUND - 0.5%

United States - 0.5%
WisdomTree International LargeCap Dividend Fund(d) (Cost: $613,415)	12,976	620,902

RIGHTS - 0.0%

Spain - 0.0%
CaixaBank, expiring 7/15/11* (Cost: $0)	88,014	6,636

TOTAL LONG-TERM INVESTMENTS (Cost: $137,406,807)		139,295,000

SHORT-TERM INVESTMENT - 0.0%

MONEY MARKET FUND - 0.0%
Invesco Treasury Fund Private Class, 0.02%(e) (Cost: $21,555)	21,555	21,555

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.4%

MONEY MARKET FUND - 2.4%
Dreyfus Institutional Preferred Money Market Fund, 0.15%(f) (Cost: $3,328,489)(g)	3,328,489	3,328,489

TOTAL INVESTMENTS IN SECURITIES - 101.9%

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    39

Schedule of Investments (unaudited) (concluded)

WisdomTree DEFA Equity Income Fund (DTH)

June 30, 2011

Investments	Shares	Fair Value
(Cost: $140,756,851)(h)		$142,645,044
Liabilities in Excess of Foreign Currency and Other Assets - (1.9)%		(2,612,253)

NET ASSETS - 100.0%		$140,032,791

RSP	-	Risparmio Italian Savings Shares

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at June 30, 2011 (See Note 2).
(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Escrow security - additional shares issued as a result of a corporate action.
(d)	Affiliated Company (See Note 4).
(e)	Rate shown represents annualized 7-day yield as of June 30, 2011.
(f)	Interest rate shown reflects yield as of June 30, 2011.
(g)	At June 30, 2011, the total market value of the Fund’s securities on loan was $2,861,315 and the total market value of the collateral held by the Fund was $3,328,489.
(h)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

40    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Global Equity Income Fund (DEW)

June 30, 2011

Investments	Shares	Fair Value
COMMON STOCKS - 99.3%

Argentina - 0.2%
YPF S.A. ADR	4,218	$190,021

Australia - 9.7%
Adelaide Brighton Ltd.	8,565	28,334
AGL Energy Ltd.	4,310	67,599
Alumina Ltd.	15,293	34,546
Amcor Ltd.	12,074	93,070
AMP Ltd.	25,213	131,996
Australia & New Zealand Banking Group Ltd.	32,409	763,335
Bank of Queensland Ltd.	3,702	32,381
Bendigo and Adelaide Bank Ltd.	5,319	50,453
BlueScope Steel Ltd.	27,485	35,458
Boral Ltd.	5,740	27,039
Brambles Ltd.	10,458	80,837
Caltex Australia Ltd.	2,718	34,220
Coca-Cola Amatil Ltd.	6,941	84,862
Cochlear Ltd.	350	26,979
Commonwealth Bank of Australia	18,560	1,039,218
Computershare Ltd.	4,160	39,504
Crown Ltd.	7,363	70,394
CSL Ltd.	2,826	100,024
David Jones Ltd.	9,161	39,820
Foster’s Group Ltd.	23,349	128,737
Harvey Norman Holdings Ltd.(a)	14,013	37,356
Incitec Pivot Ltd.	9,106	37,631
Insurance Australia Group Ltd.	17,110	62,281
Leighton Holdings Ltd.	4,402	98,261
Lend Lease Group(b)	6,023	57,841
MacArthur Coal Ltd.	2,507	29,390
Macquarie Group Ltd.	4,280	143,193
Metcash Ltd.	12,138	53,929
National Australia Bank Ltd.	26,081	715,370
OneSteel Ltd.	23,804	47,146
Orica Ltd.	2,626	75,739
Origin Energy Ltd.	6,610	111,741
OZ Minerals Ltd.	3,508	49,575
Platinum Asset Management Ltd.	8,218	36,249
QBE Insurance Group Ltd.	15,476	285,808
Ramsay Health Care Ltd.	1,220	23,745
Santos Ltd.	3,642	52,794
Sonic Healthcare Ltd.	4,111	56,644
Suncorp Group Ltd.	12,317	107,339
TABCORP Holdings Ltd.	20,911	73,654
Tatts Group Ltd.	14,994	38,526
Telstra Corp., Ltd.	227,558	704,072
Toll Holdings Ltd.	8,361	43,414
UGL Ltd.	1,938	28,799
Washington H. Soul Pattinson & Co., Ltd.	2,023	28,372
Wesfarmers Ltd.	9,929	338,565
Westpac Banking Corp.	41,734	994,586
Woodside Petroleum Ltd.	3,963	173,954
Woolworths Ltd.	10,847	322,255
WorleyParsons Ltd.	1,668	50,430

Total Australia		7,787,465

Austria - 0.2%
Oesterreichische Post AG	958	30,835
OMV AG	1,746	76,259
Telekom Austria AG	5,973	76,208

Total Austria		183,302

Belgium - 0.5%
Ageas	16,110	43,701
Belgacom S.A.	5,037	179,615
Groupe Bruxelles Lambert S.A.	959	85,273
Mobistar S.A.	744	56,502

Total Belgium		365,091

Brazil - 2.7%
AES Tiete S.A.	2,300	34,259
Banco do Brasil S.A.	20,900	372,180
Banco Santander Brasil S.A.	28,300	328,061
BM&F Bovespa S.A.	12,700	83,894
CCR S.A.	2,800	83,305
Cia de Bebidas das Americas	11,000	301,642
Cia de Saneamento Basico do Estado de Sao Paulo	1,000	29,637
Cia Energetica de Minas Gerais	3,400	55,236
Cia Siderurgica Nacional S.A.	13,600	166,273
Cielo S.A.	5,940	147,145
CPFL Energia S.A.	8,700	123,351
EcoRodovias Infraestrutura e Logistica S.A.	2,900	24,856
EDP - Energias do Brasil S.A.	1,200	28,928
Light S.A.	3,800	71,585
Natura Cosmeticos S.A.	2,700	67,610
Redecard S.A.	8,000	119,827
Souza Cruz S.A.	11,600	146,276
Sul America S.A.	2,000	25,092

Total Brazil		2,209,157

Canada - 4.7%
ARC Resources Ltd.	2,202	57,064
Bank of Montreal	3,567	226,749
Bank of Nova Scotia(a)	5,268	317,139
Baytex Energy Corp.	764	41,735
BCE, Inc.	6,014	235,675
Bell Aliant, Inc.	900	26,783
Bonavista Energy Corp.(a)	1,675	49,585
Canadian Imperial Bank of Commerce	2,900	228,821
Canadian Oil Sands Ltd.	3,684	106,233
CI Financial Corp.	2,500	59,320
Crescent Point Energy Corp.	2,500	115,454
Emera, Inc.	800	26,203
Enerplus Corp.(a)	2,169	68,434
First Capital Realty, Inc.	2,600	44,397
Fortis, Inc.	1,100	36,872
Great-West Lifeco, Inc.	6,132	161,893
H&R Real Estate Investment Trust	1,100	24,665
Husky Energy, Inc.	5,970	162,689
IGM Financial, Inc.	1,800	94,280
Just Energy Group, Inc.	1,749	25,752
Labrador Iron Ore Royalty Corp.	823	33,079
Pembina Pipeline Corp.	2,333	61,377
Pengrowth Energy Corp.	3,929	49,464
Penn West Petroleum Ltd.(a)	3,426	79,056
Petrobakken Energy Ltd. Class A	1,749	23,994
Power Corp. of Canada	2,700	75,228
Power Financial Corp.(a)	4,416	136,081
Provident Energy Ltd.	2,984	26,652
RioCan Real Estate Investment Trust	2,200	59,132
Rogers Communications, Inc. Class B	3,300	130,584
Royal Bank of Canada(a)	7,288	416,317
Shaw Communications, Inc. Class B	3,200	72,913
Sun Life Financial, Inc.(a)	3,904	117,512
TELUS Corp.	800	44,016
TransAlta Corp.	2,500	53,336
TransCanada Corp.(a)	4,062	178,247
Vermilion Energy, Inc.(a)	695	36,727

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    41

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

June 30, 2011

Investments	Shares	Fair Value
Yellow Media, Inc.	17,959	$44,660

Total Canada		3,748,118

Chile - 0.7%
AES Gener S.A.	69,973	43,008
Aguas Andinas S.A. Class A	56,579	30,647
Banco de Chile	709,436	102,657
Banco Santander Chile	1,229,340	110,852
Corpbanca	2,327,049	36,752
Empresa Nacional de Electricidad S.A.	42,246	79,885
Enersis S.A.	174,848	80,455
ENTEL Chile S.A.	2,632	53,303
Quinenco S.A.	14,765	51,995

Total Chile		589,554

China - 0.6%
Bank of China Ltd. Class H	469,000	228,435
China Molybdenum Co., Ltd. Class H	49,000	41,184
Guangzhou R&F Properties Co., Ltd. Class H	32,000	43,592
PetroChina Co., Ltd. Class H	102,000	149,174
Zhejiang Expressway Co., Ltd. Class H	48,000	36,148

Total China		498,533

Czech Republic - 0.5%
CEZ AS	4,686	240,963
Komercni Banka AS	289	70,430
Telefonica Czech Republic AS	4,993	129,862

Total Czech Republic		441,255

Finland - 1.2%
Fortum Oyj	6,233	180,467
Metso Oyj	847	48,102
Nokia Oyj	50,271	325,797
Pohjola Bank PLC Class A	2,623	33,922
Sampo Oyj Class A	4,989	161,085
Sanoma Oyj	2,353	43,599
Stora Enso Oyj Class R	3,028	31,763
UPM-Kymmene Oyj	3,523	64,410
Wartsila Oyj	1,714	57,877

Total Finland		947,022

France - 9.1%
Accor S.A.(a)	1,385	61,918
AXA S.A.	14,968	340,060
BNP Paribas S.A.	7,031	542,621
Bouygues S.A.	3,106	136,515
Carrefour S.A.	3,806	156,273
Casino Guichard Perrachon S.A.	742	69,926
CNP Assurances	5,386	117,407
Credit Agricole S.A.	16,249	244,303
Electricite de France S.A.	11,513	452,440
France Telecom S.A.	36,847	783,442
GDF Suez	20,239	740,483
ICADE	462	56,956
Klepierre	1,733	71,521
Lafarge S.A.(a)	2,073	132,078
Lagardere SCA	1,258	53,140
M-6 Metropole Television S.A.	1,923	44,484
Natixis	26,366	132,264
Neopost S.A.	467	40,110
PagesJaunes Groupe(a)	5,216	46,895
Peugeot S.A.	1,214	54,335
Sanofi	9,022	725,185
SCOR SE	2,041	57,999
Societe Generale S.A.	4,552	270,060
Societe Television Francaise 1	1,910	34,726
Suez Environnement Co.	3,614	72,073
Total S.A.	20,202	1,168,079
Veolia Environnement S.A.	4,697	132,453
Vinci S.A.	3,401	217,799
Vivendi S.A.	13,907	386,626

Total France		7,342,171

Germany - 4.7%
Allianz SE	3,274	457,260
Axel Springer AG	540	26,666
BASF SE	4,698	460,246
Bilfinger Berger SE	297	29,363
Daimler AG	5,867	441,475
Deutsche Boerse AG	1,322	100,435
Deutsche Lufthansa AG	2,511	54,700
Deutsche Post AG	9,577	183,979
Deutsche Telekom AG	42,432	665,339
E.ON AG	21,671	615,354
Hannover Rueckversicherung AG	1,222	63,720
Hochtief AG	345	28,811
Muenchener Rueckversicherungs AG	1,768	270,303
RWE AG	6,552	363,210
SMA Solar Technology AG	223	24,837

Total Germany		3,785,698

Hong Kong - 2.4%
BOC Hong Kong Holdings Ltd.	68,500	198,953
Cathay Pacific Airways Ltd.	34,000	78,738
China Mobile Ltd.	122,000	1,128,867
CLP Holdings Ltd.	15,000	132,916
Hang Seng Bank Ltd.	12,800	204,471
Hopewell Holdings Ltd.	7,500	23,759
Power Assets Holdings Ltd.	13,500	102,188
Shanghai Industrial Holdings Ltd.	8,000	29,404

Total Hong Kong		1,899,296

Hungary - 0.1%
Magyar Telekom Telecommunications PLC	18,995	61,093

Indonesia - 0.3%
Astra Agro Lestari Tbk PT	10,000	27,404
International Nickel Indonesia Tbk PT	100,500	52,738
Perusahaan Gas Negara PT	139,000	65,241
Telekomunikasi Indonesia Tbk PT	112,000	95,994

Total Indonesia		241,377

Ireland - 0.1%
CRH PLC	4,651	102,969

Israel - 0.5%
Bank Leumi Le-Israel BM	11,925	56,076
Bezeq The Israeli Telecommunication Corp., Ltd.	44,671	112,567
Cellcom Israel Ltd.	1,880	52,209
Delek Group Ltd.	216	48,336
Israel Chemicals Ltd.	7,199	114,253
Partner Communications Co., Ltd.	3,062	46,166

Total Israel		429,607

Italy - 3.0%
A2A SpA(a)	37,932	59,065
Atlantia SpA	4,611	98,140
Banca Carige SpA(a)	14,901	33,767
Banca Popolare di Sondrio SCRL	3,505	29,169
Enel SpA(a)	76,098	496,929
ENI SpA	36,451	861,958
Finmeccanica SpA	4,598	55,631
Intesa Sanpaolo SpA(a)	74,694	198,830

See Notes to Schedule of Investments.

42    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

June 30, 2011

Investments	Shares	Fair Value
Mediaset SpA(a)	17,461	$82,074
Mediolanum SpA	6,683	30,851
Snam Rete Gas SpA	31,632	187,299
Telecom Italia SpA	107,949	150,171
Terna Rete Elettrica Nazionale SpA	19,210	89,292

Total Italy		2,373,176

Japan - 4.3%
Astellas Pharma, Inc.	2,700	104,142
Chubu Electric Power Co., Inc.	5,600	108,866
Chugoku Electric Power Co., Inc. (The)	2,700	46,538
Dai Nippon Printing Co., Ltd.	4,000	44,725
Daiichi Sankyo Co., Ltd.	4,300	83,540
Daito Trust Construction Co., Ltd.	700	59,027
Eisai Co., Ltd.	2,200	85,401
Hokuriku Electric Power Co.	1,600	30,391
Hoya Corp.	2,600	57,112
Kansai Electric Power Co., Inc. (The)	6,900	136,701
Kyushu Electric Power Co., Inc.	3,900	69,877
Lawson, Inc.	700	36,534
Mitsubishi UFJ Financial Group, Inc.	64,800	312,927
Mitsui & Co., Ltd.	9,200	157,662
Mizuho Financial Group, Inc.	149,500	244,354
Nintendo Co., Ltd.	400	74,641
Nippon Express Co., Ltd.	6,000	24,146
Nippon Telegraph & Telephone Corp.	6,400	306,290
Nippon Yusen K.K.	10,000	36,900
NKSJ Holdings, Inc.	10,288	67,389
NTT DoCoMo, Inc.	219	387,779
Ono Pharmaceutical Co., Ltd.	500	26,622
Oracle Corp.	1,000	43,338
Resona Holdings, Inc.	13,400	62,719
Ricoh Co., Ltd.	5,000	55,040
Sankyo Co., Ltd.	500	25,663
Shikoku Electric Power Co., Inc.	1,400	31,637
Shiseido Co., Ltd.	2,100	38,979
Sumitomo Mitsui Financial Group, Inc.	8,700	265,869
Takeda Pharmaceutical Co., Ltd.	5,400	248,403
Tohoku Electric Power Co., Inc.	5,600	80,505
TonenGeneral Sekiyu K.K.(a)	4,000	48,935
Toppan Printing Co., Ltd.	5,000	38,509

Total Japan		3,441,161

Malaysia - 1.2%
British American Tobacco Malaysia Bhd	3,100	47,945
DiGi.Com Bhd	6,700	64,437
IOI Corp. Bhd	33,800	59,328
Malayan Banking Bhd	83,000	245,743
Maxis Bhd	64,200	116,515
MISC Bhd	35,100	85,439
Petronas Gas Bhd	16,800	73,554
Public Bank Bhd	27,332	120,389
Telekom Malaysia Bhd	39,200	51,280
UMW Holdings Bhd	11,900	28,454
YTL Power International Bhd	61,300	44,663

Total Malaysia		937,747

Mexico - 0.3%
Industrias Penoles S.A.B de C.V.	2,710	101,990
Kimberly-Clark de Mexico S.A.B de C.V. Class A	6,600	43,359
Telefonos de Mexico S.A.B de C.V. Class L	129,100	106,676

Total Mexico		252,025

Netherlands - 1.1%
Koninklijke Boskalis Westminster N.V.	548	25,906
Koninklijke KPN N.V.	16,993	247,112
Koninklijke Philips Electronics N.V.	5,715	146,743
PostNL N.V.	5,160	43,780
Randstad Holding N.V.	907	41,916
Reed Elsevier N.V.	4,719	63,321
Unilever N.V. CVA	8,216	269,270
Wolters Kluwer N.V.	1,823	40,386

Total Netherlands		878,434

New Zealand - 0.1%
Telecom Corp. of New Zealand Ltd.	31,335	63,534

Norway - 1.5%
Aker ASA Class A	869	23,242
DnB NOR ASA	12,053	168,930
Fred Olsen Energy ASA	1,121	39,864
Gjensidige Forsikring ASA	4,364	54,088
Marine Harvest ASA	116,909	94,260
Orkla ASA	10,167	97,208
Statoil ASA	20,979	534,108
Telenor ASA	10,349	170,412

Total Norway		1,182,112

Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	32,700	31,693
Aboitiz Power Corp.	46,700	33,731
Globe Telecom, Inc.	2,180	44,973
Philippine Long Distance Telephone Co.	1,800	96,033

Total Philippines		206,430

Poland - 0.4%
Bank Pekao S.A.	1,427	84,311
Powszechna Kasa Oszczednosci Bank Polski S.A.	7,331	112,156
Telekomunikacja Polska S.A.	17,236	104,598

Total Poland		301,065

Portugal - 0.5%
Banco Espirito Santo S.A.(a)	10,201	38,010
Brisa Auto-Estradas de Portugal S.A.(a)	8,117	49,545
Cimpor Cimentos de Portugal, SGPS, S.A.(a)	6,922	52,879
EDP-Energias de Portugal S.A.	37,849	134,390
Portugal Telecom, SGPS, S.A.(a)	11,586	114,847

Total Portugal		389,671

Russia - 0.6%
Gazprom Neft JSC ADR	4,527	105,751
Lukoil OAO ADR	4,032	256,435
Mobile Telesystems OJSC ADR	7,900	150,258

Total Russia		512,444

Singapore - 1.1%
Keppel Corp., Ltd.	8,800	79,427
Keppel Land Ltd.	13,000	38,335
SembCorp Industries Ltd.	9,000	36,584
SembCorp Marine Ltd.	21,000	90,665
SIA Engineering Co., Ltd.	8,000	28,348
Singapore Exchange Ltd.	7,000	42,937
Singapore Press Holdings Ltd.	25,000	79,423
Singapore Technologies Engineering Ltd.	29,000	71,106
Singapore Telecommunications Ltd.	105,000	270,283
StarHub Ltd.	28,000	63,636
United Overseas Bank Ltd.	7,000	112,219

Total Singapore		912,963

South Africa - 1.6%
ABSA Group Ltd.	3,668	72,943
African Bank Investments Ltd.	10,031	50,932
Aveng Ltd.	4,863	25,682
FirstRand Ltd.	33,342	97,631

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    43

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

June 30, 2011

Investments	Shares	Fair Value
Foschini Group Ltd. (The)	1,824	$23,734
Imperial Holdings Ltd.	1,542	27,580
Kumba Iron Ore Ltd.	3,412	243,606
MMI Holdings Ltd.	11,030	27,644
MTN Group Ltd.	9,162	194,485
Nedbank Group Ltd.	2,568	55,497
Pick’n Pay Stores Ltd.	3,801	23,269
Pretoria Portland Cement Co., Ltd.	7,877	31,141
RMB Holdings Ltd.	9,572	37,630
Sanlam Ltd.	17,339	70,492
Standard Bank Group Ltd.	9,272	136,734
Vodacom Group Ltd.	8,175	101,238
Woolworths Holdings Ltd.	6,013	26,388

Total South Africa		1,246,626

South Korea - 0.4%
Kangwon Land, Inc.	1,410	37,771
Korea Exchange Bank	11,920	107,181
KT&G Corp.	1,364	84,831
LG Uplus Corp.	10,130	54,936
SK Telecom Co., Ltd.	474	71,701

Total South Korea		356,420

Spain - 6.1%
Acciona S.A.	492	52,208
Acerinox S.A.(a)	1,397	25,480
ACS Actividades de Construccion y Servicios, S.A.(a)	3,572	168,417
Banco Bilbao Vizcaya Argentaria S.A.	32,032	375,712
Banco de Sabadell S.A.	12,219	50,490
Banco Espanol de Credito S.A.(a)	9,371	72,416
Banco Santander S.A.	92,566	1,068,688
Bankinter, S.A.(a)	4,680	31,776
CaixaBank	31,954	222,979
Cia Espanola de Petroleos S.A.	825	33,193
Enagas S.A.(a)	2,147	52,015
Endesa S.A.(a)	6,146	204,591
Ferrovial S.A.	4,912	62,072
Fomento de Construcciones y Contratas S.A.	1,949	59,412
Gas Natural SDG S.A.(a)	8,637	180,885
Iberdrola S.A.*	44,282	394,009
Indra Sistemas S.A.(a)	1,724	35,569
Mapfre S.A.(a)	20,499	76,084
Mapfre S.A. - Temp Line*	415	1,484
Mediaset Espana Comunicacion S.A.	3,562	30,940
Red Electrica Corp. S.A.(a)	939	56,669
Repsol YPF S.A.(a)	7,886	273,718
Telefonica S.A.	54,805	1,339,678
Zardoya Otis S.A.	3,771	55,549
Zardoya Otis S.A. - Temp Line*	183	2,695

Total Spain		4,926,729

Sweden - 1.8%
Boliden AB	2,007	37,150
Castellum AB	1,674	25,150
Electrolux AB Series B	2,010	48,068
Hakon Invest AB	1,726	24,467
Hennes & Mauritz AB Class B	10,280	355,317
Nordea Bank AB	22,362	240,983
Peab AB	3,683	26,370
Ratos AB Class B	2,638	50,795
Scania AB Class B	2,152	50,031
Securitas AB Class B	3,163	33,560
Skanska AB Class B(a)	3,798	68,135
Svenska Cellulosa AB Class B	4,220	59,554
Svenska Handelsbanken AB Class A	3,934	121,635
Tele2 AB Class B	2,936	58,161
TeliaSonera AB	35,614	261,882

Total Sweden		1,461,258

Switzerland - 4.8%
Baloise Holding AG	494	50,896
Credit Suisse Group AG	7,227	280,669
Nestle S.A.	16,494	1,023,529
Novartis AG	15,456	945,349
Roche Holding AG-Genusschein	4,491	750,456
SGS S.A.	39	73,924
Swiss Prime Site AG	350	29,991
Swiss Re Ltd.	2,746	153,965
Swisscom AG	433	198,244
Zurich Financial Services AG	1,542	389,346

Total Switzerland		3,896,369

Taiwan - 2.4%
Acer, Inc.	26,000	45,259
Asia Cement Corp.	22,630	32,302
Asustek Computer, Inc.*	5,050	50,107
China Development Financial Holding Corp.	64,000	25,958
Chunghwa Telecom Co., Ltd.	57,800	198,814
Compal Electronics, Inc.	45,335	55,557
Delta Electronics, Inc.	13,000	47,748
Far EasTone Telecommunications Co., Ltd.	36,000	57,403
Formosa Chemicals & Fibre Corp.	33,000	122,931
Formosa Petrochemical Corp.	51,000	179,331
Formosa Plastics Corp.	32,000	115,306
Fubon Financial Holding Co., Ltd.	49,000	75,316
Lite-On Technology Corp.	24,000	31,584
Macronix International	49,000	30,024
MediaTek, Inc.	13,000	141,208
Mega Financial Holding Co., Ltd.	52,000	45,440
Quanta Computer, Inc.	34,000	80,492
Siliconware Precision Industries Co.	34,000	43,738
Taiwan Cement Corp.	20,000	29,801
Taiwan Mobile Co., Ltd.	32,000	86,675
Taiwan Semiconductor Manufacturing Co., Ltd.	148,000	372,016
United Microelectronics Corp.	71,000	35,224
Wistron Corp.	16,000	28,409

Total Taiwan		1,930,643

Thailand - 0.4%
Advanced Info Service PCL	35,800	121,178
Charoen Pokphand Foods PCL	54,200	52,039
Land and Houses PCL NVDR	142,591	26,685
Siam Cement PCL NVDR	6,995	80,366
Total Access Communication PCL NVDR	22,800	40,628

Total Thailand		320,896

Turkey - 0.5%
Eregli Demir ve Celik Fabrikalari TAS	21,787	55,541
Ford Otomotiv Sanayi A.S.	5,881	50,517
Tofas Turk Otomobil Fabrikasi A.S.	5,331	24,291
Tupras Turkiye Petrol Rafinerileri A.S.	2,783	68,204
Turk Telekomunikasyon A.S.	41,139	217,348

Total Turkey		415,901

United Kingdom - 11.9%
Aberdeen Asset Management PLC	7,377	26,423
Admiral Group PLC	2,240	59,733
Amlin PLC	5,383	35,096
Antofagasta PLC	8,824	197,481
Ashmore Group PLC	6,752	43,187
AstraZeneca PLC	11,437	570,677

See Notes to Schedule of Investments.

44    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

June 30, 2011

Investments	Shares	Fair Value
Aviva PLC	29,993	$211,389
BAE Systems PLC	29,948	153,135
Balfour Beatty PLC	5,794	28,697
British American Tobacco PLC	13,826	606,199
British Land Co. PLC	8,664	84,710
BT Group PLC	40,188	130,008
Bunzl PLC	2,437	30,517
Cable & Wireless Worldwide PLC	39,216	29,005
Centrica PLC	37,363	193,930
Compass Group PLC	7,969	76,891
Diageo PLC	13,044	266,585
Drax Group PLC	3,124	25,253
Firstgroup PLC	5,709	31,245
GlaxoSmithKline PLC	43,210	925,416
Hays PLC	20,147	33,315
Home Retail Group PLC	12,288	32,294
HSBC Holdings PLC	100,173	994,528
ICAP PLC	5,644	42,859
Imperial Tobacco Group PLC	6,995	232,576
Inmarsat PLC	2,400	21,423
J. Sainsbury PLC	14,212	75,158
Legal & General Group PLC	45,793	86,899
Man Group PLC	30,585	116,373
Marks & Spencer Group PLC	10,712	62,152
National Grid PLC	30,267	297,627
Next PLC	1,182	44,120
Old Mutual PLC	22,432	48,042
Pearson PLC	5,279	99,668
Prudential PLC	14,249	164,708
Reckitt Benckiser Group PLC	3,610	199,371
Reed Elsevier PLC	8,665	78,738
Rexam PLC	6,915	42,497
Royal Dutch Shell PLC Class B	21,142	754,880
RSA Insurance Group PLC	40,664	88,068
Scottish & Southern Energy PLC	8,363	187,030
Segro PLC	6,401	32,094
Severn Trent PLC	2,441	57,686
Standard Life PLC	26,327	88,971
Tate & Lyle PLC	3,711	36,700
Tesco PLC	43,885	283,230
Thomas Cook Group PLC	12,496	26,682
TUI Travel PLC(a)	9,389	33,825
Unilever PLC	7,263	233,907
United Utilities Group PLC	7,613	73,212
Vodafone Group PLC	449,586	1,193,116
WM Morrison Supermarkets PLC	16,327	78,034

Total United Kingdom		9,565,360

United States - 16.8%
Abbott Laboratories	7,509	395,124
Alliant Energy Corp.	981	39,887
Altria Group, Inc.	17,108	451,822
Ameren Corp.	2,004	57,795
American Electric Power Co., Inc.	3,504	132,031
Apollo Investment Corp.	3,096	31,610
Ares Capital Corp.	2,256	36,254
Arthur J. Gallagher & Co.	1,189	33,934
AT&T, Inc.	47,240	1,483,808
Bristol-Myers Squibb Co.	12,065	349,402
Campbell Soup Co.(a)	1,136	39,249
Capitol Federal Financial, Inc.	2,221	26,119
CenterPoint Energy, Inc.	3,484	67,415
CenturyLink, Inc.	3,531	142,758
Cincinnati Financial Corp.(a)	1,624	47,388
ConAgra Foods, Inc.	1,668	43,051
ConocoPhillips	7,318	550,240
Consolidated Edison, Inc.	2,300	122,452
Diamond Offshore Drilling, Inc.(a)	1,216	85,619
Digital Realty Trust, Inc.	405	25,021
Dominion Resources, Inc.(a)	3,745	180,771
DTE Energy Co.	1,186	59,324
Duke Energy Corp.	11,018	207,469
Duke Realty Corp.	2,179	30,528
Edison International	1,868	72,385
Eli Lilly & Co.	9,223	346,139
Entergy Corp.	1,200	81,936
Exelon Corp.	4,958	212,401
Fidelity National Financial, Inc. Class A	1,791	28,190
FirstEnergy Corp.	2,720	120,088
Frontier Communications Corp.(a)	12,807	103,352
H&R Block, Inc.	2,106	33,780
H.J. Heinz Co.	1,947	103,736
HCP, Inc.	2,468	90,551
Health Care REIT, Inc.(a)	1,308	68,578
Hospitality Properties Trust	1,564	37,927
Hudson City Bancorp, Inc.	4,207	34,455
Integrys Energy Group, Inc.	758	39,295
Johnson & Johnson	12,406	825,247
Kimberly-Clark Corp.	2,434	162,007
Kimco Realty Corp.	2,148	40,039
Kraft Foods, Inc. Class A	8,956	315,520
Liberty Property Trust(a)	1,218	39,682
Lockheed Martin Corp.	1,738	140,726
Lorillard, Inc.	864	94,064
Macerich Co. (The)	900	48,150
Mack-Cali Realty Corp.	900	29,646
Mattel, Inc.	2,300	63,227
Merck & Co., Inc.	18,344	647,360
Mercury General Corp.	752	29,696
Microchip Technology, Inc.(a)	1,266	47,994
Nationwide Health Properties, Inc.	941	38,967
New York Community Bancorp, Inc.	3,744	56,123
NextEra Energy, Inc.	2,256	129,630
NiSource, Inc.	2,867	58,057
NSTAR	852	39,175
Nucor Corp.	1,516	62,490
NYSE Euronext	1,802	61,755
Old Republic International Corp.	2,352	27,636
Paychex, Inc.	2,740	84,173
People’s United Financial, Inc.	2,900	38,976
Pepco Holdings, Inc.	2,482	48,722
Pfizer, Inc.	43,114	888,148
PG&E Corp.	2,312	97,173
Philip Morris International, Inc.	9,820	655,681
Pinnacle West Capital Corp.	1,035	46,140
Pitney Bowes, Inc.(a)	2,000	45,980
Plum Creek Timber Co., Inc.	1,218	49,378
PPL Corp.(a)	3,006	83,657
Progress Energy, Inc.	2,689	129,099
Public Service Enterprise Group, Inc.	3,006	98,116
R.R. Donnelley & Sons Co.	2,156	42,279
Realty Income Corp.(a)	1,200	40,188
Regal Entertainment Group Class A(a)	2,016	24,898
Regency Centers Corp.	792	34,824
Reynolds American, Inc.	4,768	176,654
SCANA Corp.	1,091	42,953
Senior Housing Properties Trust	1,531	35,841
Southern Co.	5,968	240,988
Southern Copper Corp.	7,537	247,741
Spectra Energy Corp.	4,199	115,095
Sysco Corp.	2,410	75,144

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    45

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Equity Income Fund (DEW)

June 30, 2011

Investments	Shares	Fair Value
TECO Energy, Inc.	1,942	$36,684
Ventas, Inc.(a)	1,042	54,924
Verizon Communications, Inc.	22,133	824,012
Waste Management, Inc.	2,703	100,741
Windstream Corp.(a)	6,117	79,276
Xcel Energy, Inc.	3,399	82,596

Total United States		13,489,156

TOTAL COMMON STOCKS (Cost: $73,352,216)		79,881,849

EXCHANGE-TRADED FUNDS - 0.2%

United States - 0.2%
WisdomTree DEFA Equity Income Fund(a)(c)	2,828	125,110
WisdomTree Equity Income Fund(a)(c)	977	40,536

TOTAL EXCHANGE-TRADED FUNDS (Cost: $149,379)		165,646

RIGHTS - 0.0%

Spain - 0.0%
CaixaBank, expiring 7/15/11* (Cost: $0)	31,954	2,409

TOTAL LONG-TERM INVESTMENTS (Cost: $73,501,595)		80,049,904

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.0%

MONEY MARKET FUND - 5.0%
Dreyfus Institutional Preferred Money Market Fund, 0.15%(d) (Cost: $4,005,077)(e)	4,005,077	4,005,077

TOTAL INVESTMENTS IN SECURITIES - 104.5% (Cost: $77,506,672)(f)		84,054,981
Liabilities in Excess of Foreign Currency and Other Assets - (4.5)%		(3,604,998)

NET ASSETS - 100.0%		$80,449,983

ADR	-	American Depositary Receipt
NVDR	-	Non Voting Depositary Receipt
PCL	-	Public Company Limited

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2011 (See Note 2).
(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated company (See Note 4).
(d)	Interest rate shown reflects yield as of June 30, 2011.
(e)	At June 30, 2011, the total market value of the Fund’s securities on loan was $3,591,580 and the total market value of the collateral held by the Fund was $4,005,077.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

46    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2011

Investments	Shares	Fair Value
COMMON STOCKS - 99.5%

Austria - 1.3%
Austriamicrosystems AG	296	$14,624
CAT Oil AG	6,590	65,019
RHI AG	2,801	84,530
Schoeller-Bleckmann Oilfield Equipment AG	989	85,647
Semperit AG Holding	1,950	97,256
Zumtobel AG	1,205	31,622

Total Austria		378,698

Belgium - 4.3%
Arseus N.V.	3,297	54,255
Barco N.V.	691	51,174
Cie Maritime Belge S.A.	6,210	168,276
Cofinimmo	2,547	363,073
EVS Broadcast Equipment S.A.	2,108	142,667
Exmar N.V.	10,685	96,048
Ion Beam Applications	1,341	13,357
Melexis N.V.	2,729	49,814
Omega Pharma S.A.	1,860	95,464
Recticel S.A.	3,385	37,299
Tessenderlo Chemie N.V.	3,026	130,389

Total Belgium		1,201,816

Denmark - 1.4%
Auriga Industries Class B	2,060	35,037
D/S Norden	5,344	183,964
East Asiatic Co., Ltd. A/S	1,234	33,940
NKT Holding A/S	513	32,767
Royal UNIBREW A/S	1,011	66,619
Sydbank A/S	2,151	47,999

Total Denmark		400,326

Finland - 5.8%
Aktia Oyj Class A	5,479	48,695
Alma Media Oyj	20,094	196,358
Citycon Oyj	7,364	33,098
F-Secure Oyj	9,804	34,967
HKScan Oyj Class A	5,906	47,609
Huhtamaki Oyj	12,177	155,539
Lassila & Tikanoja Oyj	4,151	72,701
Oriola-KD Oyj Class B	5,424	20,918
Orion Oyj Class A	7,784	200,884
PKC Group Oyj	1,851	42,348
Poyry Oyj	988	14,138
Raisio PLC Class V	13,594	47,894
Ramirent Oyj	7,894	101,862
Stockmann Oyj Abp Class B	4,374	123,916
Tieto Oyj	12,164	205,812
Tikkurila Oyj	5,377	124,655
Uponor Oyj(a)	9,363	155,297

Total Finland		1,626,691

France - 4.9%
Alten Ltd.	3,093	123,029
April	3,236	90,972
Assystem	929	23,773
Beneteau S.A.	2,289	49,283
Canal Plus	20,575	150,943
Groupe Steria SCA	845	24,919
IPSOS	1,788	83,719
LaCie S.A.	9,538	41,486
Meetic*	6,452	139,849
Mersen	1,186	66,889
NRJ Group	8,077	99,305
Plastic Omnium S.A.	3,161	102,888
Rubis	938	118,969
Saft Groupe S.A.	2,167	74,508
Sechilienne-Sidec	3,164	78,443
Sequana	5,329	79,967
Sword Group	1,101	31,303

Total France		1,380,245

Germany - 7.0%
Asian Bamboo AG	502	18,923
Bauer AG(a)	969	41,178
BayWa AG	1,446	60,421
Bechtle AG	1,205	53,897
Bertrandt AG	577	43,669
Carl Zeiss Meditec AG	6,550	145,866
Comdirect Bank AG	18,209	201,117
CropEnergies AG	3,407	26,649
Delticom AG	1,120	119,839
Demag Cranes AG	780	50,788
Deutsche Wohnen AG	3,928	68,340
Drillisch AG	8,067	93,813
Duerr AG	622	25,251
Freenet AG	6,701	92,821
Gerresheimer AG	1,175	56,073
Gerry Weber International AG	1,401	91,964
H&R WASAG AG	2,811	81,510
Indus Holding AG	1,305	45,409
Kontron AG	4,044	43,159
Leoni AG	1,474	87,300
Medion AG	2,289	43,309
MLP AG(a)	13,148	134,735
Pfeiffer Vacuum Technology AG	900	112,832
Praktiker AG	2,454	20,814
PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	505	14,823
Solarworld AG(a)	5,842	78,856
VTG AG	566	14,870
Wacker Neuson SE	2,588	44,576
Wirecard AG	2,178	38,919

Total Germany		1,951,721

Ireland - 1.9%
C&C Group PLC	18,700	97,278
FBD Holdings PLC	5,143	53,315
Grafton Group PLC	14,541	71,153
Greencore Group PLC	41,857	58,866
IFG Group PLC	10,626	28,347
Kingspan Group PLC	6,852	67,554
Origin Enterprises PLC	7,797	42,392
Total Produce PLC	47,679	26,268
United Drug PLC	26,992	92,435

Total Ireland		537,608

Italy - 12.4%
Alerion Cleanpower SpA	2,361	17,115
Amplifon SpA	4,062	25,289
Ansaldo STS SpA	8,759	122,738
Arnoldo Mondadori Editore SpA	45,888	162,069
Ascopiave SpA	33,837	76,041
Astaldi SpA	8,349	61,311
Autostrada Torino-Milano SpA	6,776	99,322
Azimut Holding SpA	16,514	154,072
Banca Generali SpA	17,753	246,066
Banca Popolare di Milano SCRL(a)	69,899	165,088
Banco di Desio e della Brianza SpA	8,212	42,386
BasicNet SpA	10,914	38,103
Benetton Group SpA	21,181	167,519

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    47

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2011

Investments	Shares	Fair Value
Brembo SpA	6,021	$85,811
Cairo Communication SpA	16,879	73,416
Cementir Holding SpA	10,740	29,632
Cofide SpA	23,470	25,504
Credito Artigiano SpA	42,571	79,436
Danieli & C Officine Meccaniche SpA	1,890	52,256
Danieli & C Officine Meccaniche SpA RSP	4,338	65,599
Esprinet SpA	5,523	34,753
Exor SpA	1,171	30,764
Falck Renewables SpA	5,917	11,839
Fiat SpA RSP	12,463	98,479
Geox SpA	28,095	168,311
Gruppo Editoriale L’Espresso SpA	39,232	107,675
Immobiliare Grande Distribuzione	34,959	85,354
IMMSI SpA	34,505	41,472
Indesit Co. SpA	11,710	116,297
Interpump Group SpA	5,137	43,942
Italcementi SpA	8,628	80,622
Italcementi SpA RSP	10,499	46,579
KME Group SpA	56,987	27,679
Landi Renzo SpA	8,526	26,577
Maire Tecnimont SpA	34,684	63,512
MARR SpA	8,082	104,053
Piaggio & C. SpA	25,127	105,211
Piccolo Credito Valtellinese Scarl	27,125	110,745
Piquadro SpA	2,346	8,993
Servizi Italia SpA	1,294	12,654
Societa Cattolica di Assicurazioni SCRL	7,818	190,313
Sogefi SpA	16,739	62,808
Trevi Finanziaria SpA	2,235	32,437
Zignago Vetro SpA	10,743	86,290

Total Italy		3,486,132

Netherlands - 3.9%
Arcadis N.V.	5,188	126,893
BE Semiconductor Industries N.V.	2,849	24,784
Beter Bed Holding N.V.	3,639	99,242
BinckBank N.V.	10,746	147,341
Brunel International N.V.	1,373	60,595
Exact Holding N.V.	5,767	176,381
Grontmij CVA	1,819	36,183
Heijmans N.V. CVA	596	15,014
Koninklijke BAM Groep N.V.	4,413	27,615
Koninklijke Ten Cate N.V.	1,422	57,562
Koninklijke Wessanen N.V.	2,071	8,495
Mediq N.V.	4,555	87,768
Sligro Food Group N.V.	2,731	97,345
TKH Group N.V.	2,529	81,657
Unit 4 N.V.	562	20,313
USG People N.V.	2,088	36,100

Total Netherlands		1,103,288

Norway - 5.1%
ABG Sundal Collier Holding ASA	156,897	171,944
Atea ASA	9,605	101,591
Austevoll Seafood ASA	23,492	136,168
BWG Homes ASA	10,623	41,776
Leroey Seafood Group ASA	9,511	225,125
Nordic Semiconductor ASA	8,562	32,713
Salmar ASA	9,998	98,760
Sparebank 1 Nord Norge	7,904	56,568
SpareBank 1 SMN	16,301	148,565
SpareBank 1 SR Bank	18,402	176,631
Tomra Systems ASA	5,218	45,708
Veidekke ASA	19,788	181,083

Total Norway		1,416,632

Portugal - 2.5%
Mota-Engil, SGPS, S.A.	46,283	107,365
REN - Redes Energeticas Nacionais S.A.	56,220	202,065
Semapa-Sociedade de Investimento e Gestao	12,166	131,762
Sonaecom - SGPS S.A.	31,325	68,897
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	38,149	177,048

Total Portugal		687,137

Spain - 4.2%
Antena 3 de Television S.A.	45,902	378,675
Banco Pastor S.A.	18,528	80,588
Caja de Ahorros del Mediterraneo	9,198	62,011
Campofrio Food Group S.A.	2,992	31,016
Duro Felguera S.A.	24,005	200,121
Faes Farma S.A.	18,654	56,390
Fluidra S.A.	5,683	23,071
Grupo Empresarial Ence S.A.	29,471	116,435
Laboratorios Farmaceuticos Rovi S.A.	3,967	31,519
Papeles y Cartones de Europa S.A.	6,193	33,985
Pescanova S.A.	1,169	50,338
Viscofan S.A.	2,617	104,152

Total Spain		1,168,301

Sweden - 13.0%
AarhusKarlshamn AB	2,502	72,760
Acando AB	7,309	18,765
AF AB Class B	2,548	49,869
Atrium Ljungberg AB Class B	9,210	116,766
Axis Communications AB	5,729	116,667
Bilia AB Class A	7,043	127,242
Billerud AB	13,659	143,408
Byggmax Group AB	4,771	32,134
Clas Ohlson AB Class B	7,053	99,758
Duni AB	6,933	67,022
Fabege AB	21,505	216,582
Gunnebo AB	2,276	14,608
Hexpol AB	1,382	39,532
Hoganas AB Class B	4,127	165,471
Husqvarna AB Class A	11,110	73,896
Industrial & Financial Systems Class B	1,489	28,022
Indutrade AB	2,841	91,172
Intrum Justitia AB	9,561	140,914
KappAhl AB	21,471	104,462
KNOW IT AB	1,711	21,557
Kungsleden AB	12,112	115,649
Lindab International AB	3,144	34,454
Loomis AB Class B	7,069	98,864
Mekonomen AB	2,974	103,217
MQ Holding AB	4,899	18,245
NCC AB Class B	14,397	328,322
New Wave Group AB Class B	3,427	24,657
Nibe Industrier AB Class B	4,090	70,975
Niscayah Group AB	16,053	46,810
Nolato AB Class B	6,377	65,437
Nordnet AB Class B	13,984	46,761
ORC Software AB	6,213	82,954
Oresund Investment AB	8,047	133,903
Proffice AB Class B	3,336	17,129
Skandinaviska Enskilda Banken AB Class C	7,687	60,911
SkiStar AB	4,323	69,880
SSAB AB Class B	8,066	105,969
Svenska Cellulosa AB Class A	11,089	159,480
Svenska Handelsbanken AB Class B	2,160	65,861
Sweco AB Class B	9,922	97,883

See Notes to Schedule of Investments.

48    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2011

Investments	Shares	Fair Value
Systemair AB	1,717	$25,714
Wihlborgs Fastigheter AB	8,113	117,644

Total Sweden		3,631,326

Switzerland - 0.8%
AFG Arbonia-Forster Holding	416	15,192
Ascom Holding AG	1,589	23,495
Highlight Communications AG	4,394	28,993
Kudelski S.A.	2,443	37,719
Mobilezone Holding AG	6,181	69,004
Swisslog Holding AG	21,268	22,733
Tecan Group AG	281	23,478

Total Switzerland		220,614

United Kingdom - 31.0%
A.G.Barr PLC	1,881	39,771
Abcam PLC	4,986	33,360
Anite PLC	8,328	10,028
Ashtead Group PLC	23,110	63,073
Atkins WS PLC	10,136	121,721
Aveva Group PLC	1,938	53,298
BBA Aviation PLC	50,090	174,907
Bellway PLC	4,985	57,223
Berendsen PLC	20,661	180,778
Bloomsbury Publishing PLC	9,760	20,331
Bodycote PLC	13,078	78,084
Booker Group PLC	105,666	114,763
Bovis Homes Group PLC	2,534	17,981
Brammer PLC	5,035	26,797
Brewin Dolphin Holdings PLC	35,348	84,273
Britvic PLC	28,395	179,840
Carpetright PLC	4,010	41,910
Chaucer Holdings PLC	130,695	111,469
Chesnara PLC	22,878	88,885
Chime Communications PLC	4,153	18,469
Cineworld Group PLC	23,136	75,587
Close Brothers Group PLC	22,951	284,457
Collins Stewart Hawkpoint PLC	40,860	46,083
Computacenter PLC	12,804	98,670
Consort Medical PLC	2,622	21,784
Costain Group PLC	8,753	30,634
CPP Group PLC	35,926	79,883
Cranswick PLC	4,887	57,157
CSR PLC	6,929	34,440
Dairy Crest Group PLC	18,686	110,998
De La Rue PLC	14,571	178,840
Debenhams PLC	59,673	66,103
Dechra Pharmaceuticals PLC	4,077	32,122
Development Securities PLC	5,456	19,796
Devro PLC	12,997	56,317
Dignity PLC	3,300	41,854
Diploma PLC	8,264	49,819
Domino Printing Sciences PLC	7,548	82,644
Domino’s Pizza UK & IRL PLC	12,080	78,293
DS Smith PLC	25,071	101,068
Dunelm Group PLC	11,418	71,308
E2V Technologies PLC	3,963	8,589
Elementis PLC	25,440	70,454
EMIS Group PLC	2,930	24,343
Euromoney Institutional Investor PLC	9,309	97,592
Evolution Group PLC	41,425	41,400
F&C Asset Management PLC	71,207	85,740
Fenner PLC	10,667	68,758
Fiberweb PLC	25,612	24,363
Fidessa Group PLC	4,262	132,538
Filtrona PLC	15,178	89,575
Galliford Try PLC	6,729	55,852
Game Group PLC(a)	172,945	100,650
Genus PLC	1,675	27,698
Go-Ahead Group PLC	3,929	99,600
Greene King PLC	25,579	200,155
Greggs PLC	10,841	92,332
Halfords Group PLC	33,348	198,735
Hargreaves Services PLC	1,983	33,301
Hill & Smith Holdings PLC	8,642	48,248
Hilton Food Group Ltd.	2,285	10,515
Holidaybreak PLC	7,562	35,207
Hunting PLC	8,032	98,647
Interserve PLC	20,090	104,018
ITE Group PLC	16,663	58,399
JD Sports Fashion PLC	3,594	53,661
JD Wetherspoon PLC	3,110	21,535
JKX Oil & Gas PLC	10,559	44,923
John Menzies PLC	6,706	53,508
Kcom Group PLC	37,177	46,406
Keller Group PLC	11,185	83,715
Kesa Electricals PLC	67,524	149,276
Kier Group PLC	4,570	99,782
Laird PLC	31,417	102,138
London & Stamford Property PLC	77,991	163,275
Lookers PLC	26,945	23,468
Low & Bonar PLC	19,955	21,024
Marshalls PLC	24,055	41,322
Marston’s PLC	82,684	135,135
May Gurney Integrated Services PLC	3,803	16,943
Mcbride PLC	15,917	35,328
Mears Group PLC	6,221	28,065
Melrose Resources PLC	5,594	20,095
Micro Focus International PLC	23,489	126,443
Mitie Group PLC	33,863	129,335
Moneysupermarket.com Group PLC	54,735	89,368
Morgan Crucible Co. PLC	17,076	84,410
Morgan Sindall Group PLC	8,787	89,227
Mothercare PLC	12,122	77,456
N. Brown Group PLC	34,847	147,136
NCC Group PLC	1,700	16,785
Novae Group PLC	9,843	56,099
Oxford Instruments PLC	1,257	18,566
Pace PLC	15,117	25,847
Phoenix IT Group Ltd.	6,921	26,056
Premier Farnell PLC	36,570	146,191
Promethean World PLC	21,932	20,598
PV Crystalox Solar PLC	63,780	26,367
Rank Group PLC	14,101	33,845
Restaurant Group PLC	16,106	76,021
Robert Walters PLC	2,315	11,038
Robert Wiseman Dairies PLC	4,009	20,145
RPC Group PLC	8,838	51,534
RPS Group PLC	12,434	48,947
RSM Tenon Group PLC	63,065	25,059
RWS Holdings PLC	3,296	23,786
Savills PLC	12,589	79,005
SDL PLC	1,936	21,695
Senior PLC	23,993	70,029
Severfield-Rowen PLC	8,677	30,264
Shanks Group PLC	26,365	54,095
Smiths News PLC	53,581	75,699
Spirent Communications PLC	20,519	49,084
Sportingbet PLC	53,474	47,217
St. Modwen Properties PLC	9,549	28,361
Sthree PLC	9,772	62,283

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    49

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2011

Investments	Shares	Fair Value
Synergy Health PLCS	1,037	$15,233
Telecom Plus PLC	6,075	64,858
TT electronics PLC	4,991	16,086
Tullett Prebon PLC	30,052	170,939
Ultra Electronics Holdings PLC	4,870	134,166
Umeco PLC	6,525	39,283
Vitec Group PLC (The)	3,357	32,876
WH Smith PLC	17,934	141,053
Wilmington Group PLC	14,726	27,661
WSP Group PLC	8,335	34,926
Yule Catto & Co. PLC	10,176	37,150

Total United Kingdom		8,683,348

TOTAL COMMON STOCKS (Cost: $25,139,733)		27,873,883

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree International MidCap Dividend Fund(b) (Cost: $10,091)	238	12,856

	Principal Amount
FOREIGN GOVERNMENT OBLIGATION - 0.1%

Spain - 0.1%
Banco de Sabadell S.A., 7.75%, 11/11/13** (Cost: $45,907)	$41,745	37,830

	Shares
RIGHTS - 0.0%

Spain - 0.0%
Faes Farma S.A., expiring 7/14/11* (Cost: $0)	18,654	2,705

TOTAL LONG-TERM INVESTMENTS (Cost: $25,195,731)		27,927,274

SHORT-TERM INVESTMENT - 0.0%

MONEY MARKET FUND - 0.0%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $11,484)	11,484	11,484

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.7%

MONEY MARKET FUND - 1.7%
Dreyfus Institutional Preferred Money Market Fund, 0.15%(d) (Cost: $470,396)(e)	470,396	470,396

TOTAL INVESTMENTS IN SECURITIES - 101.4%
(Cost: $25,677,611)(f)		28,409,154
Liabilities in Excess of Foreign Currency and Other Assets - (1.4)%		(382,308)

NET ASSETS - 100.0%		$28,026,846

RSP	-	Risparmio Italian Savings Shares

*	Non-income producing security.
**	Interest rate shown reflects the discount rate at time of purchase.
(a)	Security, or portion thereof, was on loan at June 30, 2011 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2011.
(d)	Interest rate shown reflects yield as of June 30, 2011.
(e)	At June 30, 2011, the total market value of the Fund’s securities on loan was $415,395 and the total market value of the collateral held by the Fund was $470,396.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

50    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2011

Investments	Shares	Fair Value
COMMON STOCKS - 100.1%

Advertising - 0.0%
Moshi Moshi Hotline, Inc.	16,850	$272,488

Agriculture - 1.1%
Hokuto Corp.	7,400	161,634
Japan Tobacco, Inc.	1,407	5,392,106
Sakata Seed Corp.	14,900	216,231

Total Agriculture		5,769,971

Airlines - 0.0%
All Nippon Airways Co., Ltd.	80,000	259,534

Apparel - 0.3%
Asics Corp.	11,692	173,295
Atsugi Co., Ltd.	159,000	198,849
Descente Ltd.	35,500	174,951
Gunze Ltd.	55,000	185,921
Onward Holdings Co., Ltd.	53,182	445,817
Wacoal Holdings Corp.	25,000	310,488

Total Apparel		1,489,321

Auto Manufacturers - 6.3%
Daihatsu Motor Co., Ltd.	61,000	1,030,262
Fuji Heavy Industries Ltd.	79,000	608,445
Hino Motors Ltd.	48,000	277,563
Honda Motor Co., Ltd.	234,377	8,953,109
Isuzu Motors Ltd.	174,000	816,568
Kanto Auto Works Ltd.	22,400	203,863
Mazda Motor Corp.*	218,400	570,609
Nissan Motor Co., Ltd.	429,100	4,473,777
Nissan Shatai Co., Ltd.	21,000	161,218
Shinmaywa Industries Ltd.	37,000	140,193
Suzuki Motor Corp.	23,936	534,974
Toyota Motor Corp.	400,337	16,358,496

Total Auto Manufacturers		34,129,077

Auto Parts & Equipment - 3.1%
Aisin Seiki Co., Ltd.	37,108	1,424,403
Akebono Brake Industry Co., Ltd.	44,000	242,447
Bridgestone Corp.	74,468	1,702,178
Calsonic Kansei Corp.	25,000	149,517
Denso Corp.	92,314	3,408,622
Exedy Corp.	4,600	156,637
FCC Co., Ltd.	5,700	135,936
JTEKT Corp.	42,378	618,668
Keihin Corp.	8,700	182,381
Koito Manufacturing Co., Ltd.	10,501	182,168
KYB Co., Ltd.	19,000	143,041
Musashi Seimitsu Industry Co., Ltd.	5,500	143,970
NGK Spark Plug Co., Ltd.	29,000	397,511
NHK Spring Co., Ltd.	31,000	314,376
Nifco, Inc.	7,300	191,991
Nippon Seiki Co., Ltd.	11,000	144,515
Nissin Kogyo Co., Ltd.	8,900	159,905
NOK Corp.	19,700	334,920
Sanden Corp.	29,000	149,022
Stanley Electric Co., Ltd.	20,226	351,876
Sumitomo Electric Industries Ltd.	109,800	1,586,635
Sumitomo Rubber Industries Ltd.	55,196	662,954
Taiho Kogyo Co., Ltd.	20,700	203,258
Tokai Rika Co., Ltd.	22,314	428,265
Topre Corp.	20,400	215,973
Toyo Tire & Rubber Co., Ltd.	58,000	145,790
Toyoda Gosei Co., Ltd.	17,040	384,223
Toyota Boshoku Corp.	22,400	369,173
Toyota Industries Corp.	46,900	1,536,039
TS Tech Co., Ltd.	15,000	283,061
Yokohama Rubber Co., Ltd. (The)	91,917	525,825

Total Auto Parts & Equipment		16,875,280

Banks - 11.4%
77 Bank Ltd. (The)	71,000	307,702
Akita Bank Ltd. (The)	67,000	193,301
Aomori Bank Ltd. (The)	47,000	151,313
Aozora Bank Ltd.	190,000	437,593
Awa Bank Ltd. (The)	30,000	185,736
Bank of Iwate Ltd. (The)	5,300	202,786
Bank of Kyoto Ltd. (The)	43,000	393,475
Bank of Nagoya Ltd. (The)	74,000	224,492
Bank of Saga Ltd. (The)	87,000	216,531
Bank of the Ryukyus Ltd.	16,300	205,667
Bank of Yokohama Ltd. (The)	243,692	1,210,011
Chiba Bank Ltd. (The)	176,045	1,094,287
Chugoku Bank Ltd. (The)	29,000	356,575
Chukyo Bank Ltd. (The)	154,000	350,867
Daisan Bank Ltd. (The)	75,000	174,591
Ehime Bank Ltd. (The)	59,000	173,873
FIDEA Holdings Co., Ltd.	64,100	157,948
Fukui Bank Ltd. (The)	74,000	213,497
Fukuoka Financial Group, Inc.	146,878	609,264
Gunma Bank Ltd. (The)	71,000	372,759
Hachijuni Bank Ltd. (The)	59,000	329,482
Higo Bank Ltd. (The)	33,000	190,007
Hiroshima Bank Ltd. (The)	85,000	368,375
Hokkoku Bank Ltd. (The)	70,000	244,428
Hyakugo Bank Ltd. (The)	69,000	277,675
Iyo Bank Ltd. (The)	33,000	301,969
Joyo Bank Ltd. (The)	73,314	305,929
Kagoshima Bank Ltd. (The)	34,000	220,183
Keiyo Bank Ltd. (The)	53,000	265,131
Michinoku Bank Ltd. (The)	88,000	168,896
Mie Bank Ltd. (The)	73,000	176,263
Mitsubishi UFJ Financial Group, Inc.	3,345,683	16,156,716
Miyazaki Bank Ltd. (The)	147,000	334,918
Mizuho Financial Group, Inc.(a)	7,373,465	12,051,726
Mizuho Trust & Banking Co., Ltd.	781,000	686,615
Musashino Bank Ltd. (The)	7,000	236,367
Nishi-Nippon City Bank Ltd. (The)	68,704	201,620
Oita Bank Ltd. (The)	77,000	227,873
Resona Holdings, Inc.	670,761	3,139,520
San-In Godo Bank Ltd. (The)	36,000	256,761
Sapporo Hokuyo Holdings, Inc.	49,800	207,192
Senshu Ikeda Holdings, Inc.	287,416	416,390
Shiga Bank Ltd. (The)	43,000	243,326
Shikoku Bank Ltd. (The)	62,000	195,765
Shinsei Bank Ltd.	312,000	309,064
Shizuoka Bank Ltd. (The)	86,008	785,957
Sumitomo Mitsui Financial Group, Inc.	462,759	14,141,768
Sumitomo Mitsui Trust Holdings, Inc.	202,517	699,632
Suruga Bank Ltd.	44,000	380,832
Tochigi Bank Ltd. (The)	44,000	167,261
Toho Bank Ltd. (The)	161,000	354,854
TOMONY Holdings, Inc.	56,428	215,203
Tsukuba Bank Ltd.	57,300	175,958
Yamagata Bank Ltd. (The)	30,000	142,273
Yamaguchi Financial Group, Inc.	36,000	333,878
Yamanashi Chuo Bank Ltd. (The)	42,000	176,820

Total Banks		62,318,895

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Fundss    51

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2011

		Fair
Investments	Shares	Value
Beverages - 1.1%
Asahi Group Holdings Ltd.	63,014	$1,260,124
Coca-Cola Central Japan Co., Ltd.	15,211	200,968
Coca-Cola West Co., Ltd.(a)	27,028	515,393
Ito En Ltd.	24,476	431,270
Kagome Co., Ltd.	7,600	138,053
Kirin Holdings Co., Ltd.(a)	202,274	2,802,682
Sapporo Holdings Ltd.	67,000	273,774
Takara Holdings, Inc.	39,000	197,994

Total Beverages		5,820,258

Building Materials - 1.3%
Asahi Glass Co., Ltd.(a)	190,194	2,204,329
Central Glass Co., Ltd.	36,000	171,620
Daikin Industries Ltd.	31,020	1,090,079
Fujitec Co., Ltd.	25,000	143,326
JS Group Corp.	52,149	1,335,366
Nichias Corp.	24,000	140,862
Nippon Sheet Glass Co., Ltd.	246,092	758,753
Rinnai Corp.	2,900	208,271
Sanwa Holdings Corp.(a)	68,831	238,641
Sumitomo Osaka Cement Co., Ltd.	56,000	156,018
Taiheiyo Cement Corp.(a)	167,000	351,535
Takara Standard Co., Ltd.	29,000	220,839
TOTO Ltd.	34,008	262,345

Total Building Materials		7,281,984

Chemicals - 3.9%
ADEKA Corp.	27,000	272,140
Aica Kogyo Co., Ltd.	34,729	472,600
Air Water, Inc.	31,000	371,186
Asahi Kasei Corp.	238,288	1,593,308
Chugoku Marine Paints Ltd.	17,000	132,405
Daicel Chemical Industries Ltd.	43,000	282,194
Denki Kagaku Kogyo K.K.	79,000	377,588
DIC Corp.	228,715	538,086
Hitachi Chemical Co., Ltd.	29,215	575,546
JSR Corp.	33,017	634,502
Kaneka Corp.	39,925	260,531
Kansai Paint Co., Ltd.	24,000	217,236
Koatsu Gas Kogyo Co., Ltd.	26,000	140,367
Lintec Corp.	5,600	156,781
Mitsubishi Chemical Holdings Corp.	225,663	1,587,130
Mitsubishi Gas Chemical Co., Inc.	60,109	436,899
Mitsui Chemicals, Inc.	209,000	755,671
Nihon Nohyaku Co., Ltd.	30,000	137,444
Nippon Carbon Co., Ltd.	46,000	137,271
Nippon Kayaku Co., Ltd.	29,000	303,789
Nippon Paint Co., Ltd.	23,000	182,838
Nippon Shokubai Co., Ltd.	24,000	290,639
Nippon Synthetic Chemical Industry Co., Ltd. (The)	19,000	134,807
Nissan Chemical Industries Ltd.	25,865	284,079
Nitto Denko Corp.	22,267	1,120,794
NOF Corp.	42,000	183,061
Sakata INX Corp.	29,000	135,017
Sanyo Chemical Industries Ltd.	18,000	141,753
Sekisui Jushi Corp.	13,000	131,996
Shin-Etsu Chemical Co., Ltd.	79,190	4,211,504
Showa Denko K.K.	246,181	506,018
Sumitomo Bakelite Co., Ltd.	52,000	345,765
Sumitomo Chemical Co., Ltd.	303,010	1,500,792
Taiyo Nippon Sanso Corp.	56,022	443,265
Takasago International Corp.	28,000	135,215
Toagosei Co., Ltd.(a)	31,000	155,077
Tokai Carbon Co., Ltd.	33,000	183,061
Tokuyama Corp.	47,000	235,116
Tosoh Corp.	138,370	551,698
Toyo Ink SC Holdings Co., Ltd.	53,000	253,975
Ube Industries Ltd.	175,241	522,946
Zeon Corp.	15,000	139,302

Total Chemicals		21,171,392

Commercial Services - 1.4%
Aeon Delight Co., Ltd.	16,200	324,762
Dai Nippon Printing Co., Ltd.	180,694	2,020,390
Daiseki Co., Ltd.	6,500	130,789
Kamigumi Co., Ltd.	23,000	213,881
Kyoritsu Maintenance Co., Ltd.	14,800	216,063
Meitec Corp.	6,200	134,502
Nichii Gakkan Co.	21,000	185,661
Nohmi Bosai Ltd.	30,600	180,736
Nomura Co., Ltd.	43,000	124,591
Park24 Co., Ltd.	26,677	276,151
Secom Co., Ltd.	47,683	2,270,197
Toppan Printing Co., Ltd.(a)	172,517	1,328,697

Total Commercial Services		7,406,420

Computers - 0.8%
Fujitsu Ltd.	365,000	2,069,960
Ines Corp.	26,200	174,537
Information Services International-Dentsu Ltd.	27,500	168,555
Itochu Techno-Solutions Corp.	18,986	669,306
Melco Holdings, Inc.	5,200	132,254
Otsuka Corp.	6,704	414,642
TDK Corp.	17,251	942,012

Total Computers		4,571,266

Cosmetics/Personal Care - 1.3%
Kao Corp.	117,462	3,068,906
Kose Corp.	7,800	201,664
Lion Corp.(a)	134,291	741,627
Mandom Corp.	5,100	139,562
Pigeon Corp.	4,000	130,758
Pola Orbis Holdings, Inc.	7,956	207,766
Shiseido Co., Ltd.(a)	90,351	1,677,020
Unicharm Corp.	15,700	682,355

Total Cosmetics/Personal Care		6,849,658

Distribution/Wholesale - 5.6%
Ai Holdings Corp.	54,611	221,798
Canon Marketing Japan, Inc.	30,800	347,053
Daiwabo Holdings Co., Ltd.	66,000	134,027
Doshisha Co., Ltd.	5,500	143,697
Hakuto Co., Ltd.	19,500	192,441
Hitachi High-Technologies Corp.	17,200	373,987
ITOCHU Corp.	277,743	2,864,784
Itochu Enex Co., Ltd.	46,500	259,101
Iwatani Corp.	51,000	179,978
Marubeni Corp.	278,278	1,833,134
Matsuda Sangyo Co., Ltd.	14,600	219,289
Mitsubishi Corp.	370,200	9,167,905
Mitsui & Co., Ltd.	481,318	8,248,441
Nagase & Co., Ltd.	22,500	274,981
Paltac Corp.	11,116	199,994
Ryoden Trading Co., Ltd.	28,000	172,313
San-Ai Oil Co., Ltd.	24,000	136,701
Ship Healthcare Holdings, Inc.	9,024	165,596
Sojitz Corp.	299,600	556,464
Sumitomo Corp.(a)	275,814	3,719,186
Toyota Tsusho Corp.	61,010	1,037,231
Trusco Nakayama Corp.	7,300	142,095

See Notes to Schedule of Investments.

52    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2011

Investments	Shares	Fair Value
Yamazen Corp.	24,800	$174,423

Total Distribution/Wholesale		30,764,619

Diversified Financial Services - 1.2%
Century Tokyo Leasing Corp.	30,105	539,027
Daiwa Securities Group, Inc.	152,545	666,770
Hitachi Capital Corp.	46,400	624,527
Ichiyoshi Securities Co., Ltd.	27,700	169,781
Jaccs Co., Ltd.	52,000	150,025
Mizuho Investors Securities Co., Ltd.	344,000	310,946
Nomura Holdings, Inc.	611,200	2,996,969
Okasan Securities Group, Inc.	50,000	185,735
ORIX Corp.	9,920	956,870

Total Diversified Financial Services		6,600,650

Electric - 4.4%
Chubu Electric Power Co., Inc.	273,316	5,313,350
Chugoku Electric Power Co., Inc. (The)	18,213	313,924
Electric Power Development Co., Ltd.	17,495	471,169
Hokkaido Electric Power Co., Inc.	84,808	1,404,015
Kansai Electric Power Co., Inc. (The)	350,820	6,950,371
Kyushu Electric Power Co., Inc.	198,710	3,560,344
Okinawa Electric Power Co., Inc. (The)	4,900	221,459
Shikoku Electric Power Co., Inc.(a)	76,208	1,722,135
Tohoku Electric Power Co., Inc.	267,506	3,845,647

Total Electric		23,802,414

Electrical Components & Equipment - 1.6%
Brother Industries Ltd.	28,509	418,316
Fujikura Ltd.	46,000	208,469
Furukawa Electric Co., Ltd.	76,971	318,330
GS Yuasa Corp.	48,000	317,979
Hitachi Ltd.	359,000	2,102,613
Mitsubishi Electric Corp.	235,000	2,706,166
Nidec Corp.	16,700	1,538,484
Nippon Signal Co., Ltd.	23,600	180,887
Tatsuta Electric Wire and Cable Co., Ltd.	48,051	246,919
Toshiba TEC Corp.	35,000	151,684
Ushio, Inc.	17,500	343,022

Total Electrical Components & Equipment		8,532,869

Electronics - 3.0%
Advantest Corp.	14,600	266,112
Alps Electric Co., Ltd.	35,000	351,907
Anritsu Corp.	15,000	130,200
Cosel Co., Ltd.	8,200	141,236
Dainippon Screen Manufacturing Co., Ltd.	15,000	126,672
Fujitsu General Ltd.	19,000	124,926
Futaba Corp.	8,000	146,409
Hamamatsu Photonics K.K.	6,400	274,591
Hirose Electric Co., Ltd.	5,320	541,486
Horiba Ltd.	4,300	138,435
Hoya Corp.	117,557	2,582,295
Ibiden Co., Ltd.	18,601	576,963
Japan Aviation Electronics Industry Ltd.	19,000	137,630
Keyence Corp.	1,100	309,732
Koa Corp.	18,000	209,732
Kuroda Electric Co., Ltd.	17,800	203,214
Kyocera Corp.	25,281	2,551,265
Minebea Co., Ltd.	56,000	296,087
Murata Manufacturing Co., Ltd.	31,800	2,106,612
NGK Insulators Ltd.	33,012	609,880
Nichicon Corp.	8,000	131,352
Nidec Copal Corp.	19,000	231,736
Nihon Dempa Kogyo Co., Ltd.	15,200	211,927
Nippon Electric Glass Co., Ltd.	39,018	495,697
Nissha Printing Co., Ltd.	18,200	331,503
Sanshin Electronics Co., Ltd.	22,800	180,966
Sato Corp.	16,000	203,467
SMK Corp.	33,000	143,425
Taiyo Yuden Co., Ltd.	10,000	128,777
Toshiba Corp.	385,000	2,011,763
Toyo Corp.	22,700	245,383
Ulvac, Inc.	5,100	124,595
Yamatake Corp.	7,958	176,286
Yaskawa Electric Corp.	12,000	133,432

Total Electronics		16,575,693

Engineering & Construction - 1.2%
Chudenko Corp.	19,600	229,346
COMSYS Holdings Corp.	29,860	296,899
Hibiya Engineering Ltd.	19,100	192,041
JGC Corp.	25,018	679,972
Kajima Corp.	252,386	718,781
Kandenko Co., Ltd.	65,000	314,698
Kyowa Exeo Corp.	29,700	299,354
Maeda Corp.	51,000	159,138
NEC Networks & System Integration Corp.	17,500	243,345
Nippo Corp.	19,000	152,922
Nippon Densetsu Kogyo Co., Ltd.	13,000	137,630
Nippon Road Co., Ltd. (The)	48,000	143,834
Nishimatsu Construction Co., Ltd.	146,000	213,323
Obayashi Corp.	154,328	668,831
Okumura Corp.	59,000	214,054
Sanki Engineering Co., Ltd.	30,000	167,162
Shimizu Corp.	151,182	625,245
Taisei Corp.	204,145	465,115
Toda Corp.	64,000	230,609
Toenec Corp.	27,000	141,419
Toshiba Plant Systems & Services Corp.	17,000	199,554
Toyo Engineering Corp.	34,000	134,299

Total Engineering & Construction		6,627,571

Entertainment - 0.8%
Avex Group Holdings, Inc.	20,419	263,707
Mars Engineering Corp.	17,200	268,990
Oriental Land Co., Ltd.	14,300	1,207,603
Sankyo Co., Ltd.	26,821	1,376,585
Shochiku Co., Ltd.	16,000	130,560
Toei Co., Ltd.	37,000	169,056
Toho Co., Ltd.	34,943	576,759
Tokyotokeiba Co., Ltd.	159,000	204,755

Total Entertainment		4,198,015

Environmental Control - 0.2%
Asahi Holdings, Inc.	15,400	312,347
Hitachi Zosen Corp.	166,500	257,708
Kurita Water Industries Ltd.	19,632	581,473

Total Environmental Control		1,151,528

Food - 1.6%
Ajinomoto Co., Inc.	129,433	1,527,361
Ariake Japan Co., Ltd.	6,800	137,667
Ezaki Glico Co., Ltd.	17,000	185,661
Fuji Oil Co., Ltd.	17,500	268,047
House Foods Corp.	16,400	275,770
J-Oil Mills, Inc.	49,000	143,190
Kewpie Corp.	25,200	319,213
Kikkoman Corp.	30,000	313,893
Marudai Food Co., Ltd.	43,000	131,513
Maruha Nichiro Holdings, Inc.	186,000	297,103
MEIJI Holdings Co., Ltd.	14,741	617,859

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    53

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2011

Investments	Shares	Fair Value
Morinaga Milk Industry Co., Ltd.	41,000	$174,133
Nichirei Corp.	69,551	295,394
Nippon Beet Sugar Manufacturing Co., Ltd.	62,000	138,187
Nippon Flour Mills Co., Ltd.	39,000	180,126
Nippon Meat Packers, Inc.	22,000	313,274
Nippon Suisan Kaisha Ltd.	147,935	483,591
Nisshin Oillio Group Ltd. (The)	34,000	162,085
Nisshin Seifun Group, Inc.	44,613	553,519
Nissin Foods Holdings Co., Ltd.(a)	26,528	961,459
Toyo Suisan Kaisha Ltd.	12,000	282,318
Yakult Honsha Co., Ltd.	16,600	477,281
Yamazaki Baking Co., Ltd.	20,000	266,469

Total Food		8,505,113

Forest Products & Paper - 0.3%
Daio Paper Corp.	32,000	254,383
Hokuetsu Kishu Paper Co., Ltd.	96,946	589,407
OJI Paper Co., Ltd.	209,120	996,919

Total Forest Products & Paper		1,840,709

Gas - 1.0%
Osaka Gas Co., Ltd.	538,014	2,031,876
Saibu Gas Co., Ltd.	212,000	538,138
Shizuoka Gas Co., Ltd.	24,000	135,215
Toho Gas Co., Ltd.	79,000	425,520
Tokyo Gas Co., Ltd.	573,020	2,575,610

Total Gas		5,706,359

Hand/Machine Tools - 0.6%
Asahi Diamond Industrial Co., Ltd.	6,000	130,089
Disco Corp.	2,700	169,836
Fuji Electric Co., Ltd.	89,000	275,508
Hitachi Koki Co., Ltd.	25,996	235,947
Makita Corp.	23,265	1,074,523
Meidensha Corp.	31,000	132,429
OSG Corp.	16,300	225,649
SMC Corp.	3,820	683,021
THK Co., Ltd.	7,300	184,398
Union Tool Co.	6,400	138,128

Total Hand/Machine Tools		3,249,528

Healthcare-Products - 0.4%
Hogy Medical Co., Ltd.	4,400	197,499
Nihon Kohden Corp.	6,500	160,729
Nipro Corp.	21,800	393,566
Paramount Bed Co., Ltd.	4,800	132,541
Shimadzu Corp.	24,000	218,128
Sysmex Corp.	5,900	220,629
Terumo Corp.	16,328	876,447

Total Healthcare-Products		2,199,539

Home Builders - 0.7%
Daiwa House Industry Co., Ltd.	63,022	788,946
PanaHome Corp.	52,000	335,463
Sekisui Chemical Co., Ltd.	124,008	1,051,826
Sekisui House Ltd.	178,022	1,644,433

Total Home Builders		3,820,668

Home Furnishings - 1.0%
Alpine Electronics, Inc.	16,700	229,532
Canon Electronics, Inc.	14,800	401,337
Foster Electric Co., Ltd.	7,600	151,134
Hoshizaki Electric Co., Ltd.	8,600	189,549
Nidec Sankyo Corp.	30,000	196,880
Panasonic Corp.	172,278	2,090,545
Sharp Corp.(a)	200,747	1,817,064
Sony Corp.	6,921	181,424

Total Home Furnishings		5,257,465

Household Products/Wares - 0.0%
Mitsubishi Pencil Co., Ltd.	7,100	127,389

Insurance - 2.6%
Dai-ichi Life Insurance Co., Ltd. (The)	1,101	1,530,984
MS&AD Insurance Group Holdings	150,030	3,485,095
NKSJ Holdings, Inc.	535,392	3,506,963
Sony Financial Holdings, Inc.	51,397	922,168
T&D Holdings, Inc.	46,885	1,105,943
Tokio Marine Holdings, Inc.	126,143	3,506,576

Total Insurance		14,057,729

Internet - 0.7%
Dena Co., Ltd.	8,768	375,105
GMO Internet, Inc.	42,200	188,113
Monex Group, Inc.	1,299	257,194
SBI Holdings, Inc.	3,526	324,395
Trend Micro, Inc.	33,918	1,045,343
Yahoo! Japan Corp.(a)	4,193	1,432,972

Total Internet		3,623,122

Iron/Steel - 1.7%
Aichi Steel Corp.	30,000	203,938
Daido Steel Co., Ltd.	37,000	245,567
Hitachi Metals Ltd.	28,018	393,071
JFE Holdings, Inc.	91,616	2,500,268
Nippon Steel Corp.	776,010	2,498,299
Nisshin Steel Co., Ltd.	200,000	378,901
Sanyo Special Steel Co., Ltd.	26,000	163,868
Sumitomo Metal Industries Ltd.	887,967	1,979,124
Topy Industries Ltd.	51,000	143,982
Toyo Kohan Co., Ltd.	30,000	138,559
Yamato Kogyo Co., Ltd.	5,040	155,643
Yodogawa Steel Works Ltd.	55,000	230,188

Total Iron/Steel		9,031,408

Leisure Time - 0.3%
Daikoku Denki Co., Ltd.	19,500	193,406
Mizuno Corp.	42,000	198,143
Round One Corp.(a)	25,200	214,056
Sega Sammy Holdings, Inc.	60,115	1,153,023

Total Leisure Time		1,758,628

Lodging - 0.1%
Resorttrust, Inc.	24,500	306,402

Machinery-Construction & Mining - 0.7%
Hitachi Construction Machinery Co., Ltd.	23,300	517,585
Komatsu Ltd.	106,706	3,299,219

Total Machinery-Construction & Mining		3,816,804

Machinery-Diversified - 2.0%
Amada Co., Ltd.	38,014	289,953
Daihen Corp.	36,000	132,392
Ebara Corp.	34,000	198,712
FANUC Corp.	27,600	4,572,660
Hisaka Works Ltd.	12,000	161,070
IHI Corp.	249,690	639,993
Japan Steel Works Ltd. (The)	65,018	441,987
Kawasaki Heavy Industries Ltd.	46,355	183,101
Kinki Sharyo Co., Ltd.	37,000	146,149
Komori Corp.	25,600	226,964
Kubota Corp.	171,954	1,509,601
Max Co., Ltd.	13,000	159,683
Mitsubishi Heavy Industries Ltd.	325,016	1,517,224
Nippon Sharyo Ltd.	33,000	143,834

See Notes to Schedule of Investments.

54    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2011

Investments	Shares	Fair Value
Organo Corp.	17,000	$127,142
Sumitomo Heavy Industries Ltd.	46,000	317,831
Torishima Pump Manufacturing Co., Ltd.	15,300	243,633
Tsubakimoto Chain Co.	25,000	153,232

Total Machinery-Diversified		11,165,161

Media - 0.1%
Gakken Holdings Co., Ltd.	80,000	144,626
Kadokawa Group Holdings, Inc.	4,200	130,483
Tokyo Broadcasting System Holdings, Inc.	22,700	272,366

Total Media		547,475

Metal Fabricate/Hardware - 0.5%
JFE Shoji Holdings, Inc.	56,000	271,818
Maruichi Steel Tube Ltd.(a)	25,080	617,994
Nippon Steel Trading Co., Ltd.	51,000	142,719
NSK Ltd.	50,000	494,675
NTN Corp.	145,403	820,998
Oiles Corp.	7,200	141,842
Toho Zinc Co., Ltd.	28,000	135,909

Total Metal Fabricate/Hardware		2,625,955

Mining - 0.6%
Dowa Holdings Co., Ltd.	36,664	225,178
Mitsubishi Materials Corp.	154,000	480,535
Mitsui Mining & Smelting Co., Ltd.	80,000	267,459
Nippon Denko Co., Ltd.	21,000	141,196
Nippon Light Metal Co., Ltd.	68,000	138,930
Pacific Metals Co., Ltd.	50,000	366,518
Sumitomo Metal Mining Co., Ltd.	93,000	1,514,302

Total Mining		3,134,118

Miscellaneous Manufacturing - 1.0%
Amano Corp.	35,433	323,793
FUJIFILM Holdings Corp.	37,202	1,151,162
Konica Minolta Holdings, Inc.	92,032	762,375
Kureha Corp.	40,000	195,146
Nikkiso Co., Ltd.	14,000	125,508
Nikon Corp.	31,800	743,811
Ohara, Inc.	19,300	201,938
Olympus Corp.	28,200	943,143
Sekisui Plastics Co., Ltd.	35,000	159,485
Shin-Etsu Polymer Co., Ltd.	32,000	165,627
Tamron Co., Ltd.	7,448	177,531
Tokai Rubber Industries Ltd.	19,400	257,273
Toyo Tanso Co., Ltd.	2,400	121,545

Total Miscellaneous Manufacturing		5,328,337

Office/Business Equipment - 3.3%
Canon, Inc.(a)	322,020	15,191,880
Ricoh Co., Ltd.	238,008	2,619,974
Seiko Epson Corp.	27,300	469,197

Total Office/Business Equipment		18,281,051

Oil & Gas - 1.9%
Cosmo Oil Co., Ltd.	164,097	463,275
Idemitsu Kosan Co., Ltd.	6,420	680,476
Inpex Corp.	293	2,147,796
Japan Petroleum Exploration Co.	4,800	223,774
JX Holdings, Inc.	564,791	3,769,469
Showa Shell Sekiyu K.K.	79,521	732,586
TonenGeneral Sekiyu K.K.(a)	206,137	2,521,835

Total Oil & Gas		10,539,211

Packaging & Containers - 0.2%
Fuji Seal International, Inc.	6,800	148,361
Nihon Yamamura Glass Co., Ltd.	54,000	141,753
Rengo Co., Ltd.	51,000	335,327
Toyo Seikan Kaisha Ltd.	21,500	358,599

Total Packaging & Containers		984,040

Pharmaceuticals - 7.6%
Alfresa Holdings Corp.	16,900	652,897
Astellas Pharma, Inc.	147,670	5,695,791
Chugai Pharmaceutical Co., Ltd.(a)	85,418	1,391,903
Daiichi Sankyo Co., Ltd.	200,301	3,891,435
Dainippon Sumitomo Pharma Co., Ltd.	87,208	823,919
Eisai Co., Ltd.(a)	116,776	4,533,095
Hisamitsu Pharmaceutical Co., Inc.	21,357	905,742
Kaken Pharmaceutical Co., Ltd.	29,000	404,693
Kissei Pharmaceutical Co., Ltd.	15,000	290,676
Kobayashi Pharmaceutical Co., Ltd.	4,700	235,116
KYORIN Holdings, Inc.	21,000	415,527
Kyowa Hakko Kirin Co., Ltd.	151,022	1,430,558
Medipal Holdings Corp.	28,964	255,354
Miraca Holdings, Inc.	16,582	668,331
Mitsubishi Tanabe Pharma Corp.	80,743	1,344,717
Mochida Pharmaceutical Co., Ltd.	20,000	213,472
Ono Pharmaceutical Co., Ltd.	36,200	1,927,439
Otsuka Holdings Co., Ltd.	53,589	1,413,380
Sawai Pharmaceutical Co., Ltd.	1,300	136,342
Shionogi & Co., Ltd.	66,947	1,090,086
Takeda Pharmaceutical Co., Ltd.	283,158	13,025,408
Toho Holdings Co., Ltd.	24,100	238,732
Torii Pharmaceutical Co., Ltd.	6,900	129,525
Towa Pharmaceutical Co., Ltd.	2,200	132,120
Tsumura & Co.	15,300	486,887

Total Pharmaceuticals		41,733,145

Private Equity - 0.0%
Jafco Co., Ltd.	6,100	151,669

Real Estate - 1.5%
Daito Trust Construction Co., Ltd.	35,903	3,027,482
Goldcrest Co., Ltd.	11,530	237,567
Heiwa Real Estate Co., Ltd.	119,000	256,389
Mitsubishi Estate Co., Ltd.	82,018	1,427,901
Mitsui Fudosan Co., Ltd.	84,387	1,439,887
Nomura Real Estate Holdings, Inc.	16,005	264,570
Sankei Building Co., Ltd. (The)	35,300	193,197
Sumitomo Realty & Development Co., Ltd.	42,012	930,652
Tokyu Land Corp.	36,416	153,312
Tokyu Livable, Inc.	21,100	190,726
Touei Housing Corp.	17,200	207,652

Total Real Estate		8,329,335

Retail - 4.2%
ABC-Mart, Inc.	6,600	266,419
Aeon Co., Ltd.(a)	127,825	1,532,127
AOKI Holdings, Inc.	15,000	232,355
Arcs Co., Ltd.	8,700	135,951
ASKUL Corp.	14,300	232,313
Chiyoda Co., Ltd.	34,013	501,603
Circle K Sunkus Co., Ltd.	20,483	317,796
Citizen Holdings Co., Ltd.	55,600	329,772
DCM Holdings Co., Ltd.	58,546	396,541
Don Quijote Co., Ltd.	4,000	138,336
Doutor Nichires Holdings Co., Ltd.	19,300	234,200
EDION Corp.(a)	47,289	443,261
FamilyMart Co., Ltd.	19,197	701,228
Fast Retailing Co., Ltd.	15,238	2,447,212
Gulliver International Co., Ltd.	4,680	193,551
H2O Retailing Corp.	41,000	316,791

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    55

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2011

Investments	Shares	Fair Value
Heiwado Co., Ltd.	20,300	$250,357
Izumi Co., Ltd.	17,700	264,097
J Front Retailing Co., Ltd.	147,000	644,354
Joshin Denki Co., Ltd.	12,000	129,420
Kappa Create Co., Ltd.	9,900	204,963
Kasumi Co., Ltd.	45,372	255,625
Komeri Co., Ltd.	5,300	143,657
K’s Holdings Corp.	4,500	193,629
Lawson, Inc.	35,300	1,842,366
Marui Group Co., Ltd.	46,132	347,304
Matsumotokiyoshi Holdings Co., Ltd.	8,300	176,360
Nitori Holdings Co., Ltd.	2,400	226,746
Parco Co., Ltd.	23,200	189,886
Plenus Co., Ltd.	20,023	321,072
Point, Inc.	8,210	355,299
Ryohin Keikaku Co., Ltd.(a)	9,998	476,007
Saizeriya Co., Ltd.	7,400	140,102
Seiko Holdings Corp.	43,000	148,551
Seven & I Holdings Co., Ltd.	186,036	4,968,792
Shimachu Co., Ltd.	5,700	138,548
Shimamura Co., Ltd.	4,000	379,396
St. Marc Holdings Co., Ltd.	3,600	134,175
Sundrug Co., Ltd.	5,700	179,978
Takashimaya Co., Ltd.	54,000	369,762
Tsuruha Holdings, Inc.	2,800	133,309
United Arrows Ltd.	15,300	322,065
UNY Co., Ltd.	46,061	424,906
USS Co., Ltd.	5,169	398,748
Xebio Co., Ltd.	6,500	145,920
Yamada Denki Co., Ltd.	4,710	380,836

Total Retail		22,705,686

Semiconductors - 0.8%
Axell Corp.	14,600	297,387
Megachips Corp.	7,900	127,069
Mimasu Semiconductor Industry Co., Ltd.	17,100	200,516
Rohm Co., Ltd.	26,600	1,513,460
Shinko Electric Industries Co., Ltd.	29,800	278,222
Tokyo Electron Ltd.	31,100	1,682,851

Total Semiconductors		4,099,505

Software - 1.0%
Capcom Co., Ltd.	8,200	187,942
IT Holdings Corp.	31,800	280,751
Konami Corp.	28,796	676,043
NEC Mobiling Ltd.	8,282	278,323
Nihon Unisys Ltd.	35,400	210,401
Nomura Research Institute Ltd.	45,971	998,998
NSD Co., Ltd.	25,100	209,788
Oracle Corp.	44,707	1,937,525
Sumisho Computer Systems Corp.	16,600	285,094
Transcosmos, Inc.	17,800	195,500
Zenrin Co., Ltd.	22,800	236,865

Total Software		5,497,230

Storage/Warehosuing - 0.0%
Mitsubishi Logistics Corp.	21,000	234,287

Storage/Warehousing - 0.0%
Mitsui-Soko Co., Ltd.	52,000	202,823

Telecommunications - 8.3%
Hikari Tsushin, Inc.(a)	24,683	579,788
Hitachi Kokusai Electric, Inc.	17,000	140,404
KDDI Corp.	819	5,851,449
Nippon Telegraph & Telephone Corp.	363,300	17,386,757
NTT DoCoMo, Inc.	11,860	21,000,247
Softbank Corp.	8,619	323,372

Total Telecommunications		45,282,017

Textiles - 0.6%
Japan Vilene Co., Ltd.	31,000	135,884
Kurabo Industries Ltd.	80,000	159,485
Kuraray Co., Ltd.	79,836	1,161,556
Nisshinbo Holdings, Inc.	32,000	302,328
Nitto Boseki Co., Ltd.	59,000	146,112
Seiren Co., Ltd.	27,100	172,479
Teijin Ltd.	66,000	288,484
Toray Industries, Inc.	157,853	1,157,120

Total Textiles		3,523,448

Toys/Games/Hobbies - 2.0%
Namco Bandai Holdings, Inc.	75,850	907,270
Nintendo Co., Ltd.	49,700	9,274,133
Sanrio Co., Ltd.	8,177	316,914
Tomy Co., Ltd.	22,700	191,978

Total Toys/Games/Hobbies		10,690,295

Transportation - 2.8%
East Japan Railway Co.	65,405	3,725,396
Fukuyama Transporting Co., Ltd.	45,000	238,484
Hitachi Transport System Ltd.	18,400	313,730
Kawasaki Kisen Kaisha Ltd.	241,000	835,562
Keikyu Corp.	62,000	445,270
Keio Corp.	85,000	466,258
Keisei Electric Railway Co., Ltd.	50,000	294,081
Kintetsu Corp.(a)	235,899	753,615
Mitsui O.S.K. Lines Ltd.	265,000	1,414,252
Nagoya Railroad Co., Ltd.	177,000	449,294
Nippon Express Co., Ltd.	261,149	1,050,934
Nippon Konpo Unyu Soko Co., Ltd.	18,000	190,565
Nippon Yusen K.K.	518,014	1,911,443
Nishi-Nippon Railroad Co., Ltd.	64,154	274,855
Odakyu Electric Railway Co., Ltd.	67,008	529,360
Sankyu, Inc.	45,379	210,712
Seino Holdings Corp.	28,000	200,050
Senko Co., Ltd.	46,000	155,498
Sotetsu Holdings, Inc.	167,000	454,928
Tobu Railway Co., Ltd.	55,486	232,222
Tokyu Corp.	75,473	312,135
Yamato Holdings Co., Ltd.	68,875	1,075,426

Total Transportation		15,534,070

TOTAL COMMON STOCKS (Cost: $539,487,900)		546,358,624

SHORT-TERM INVESTMENT - 0.0%

MONEY MARKET FUND - 0.0%
Invesco Treasury Fund Private Class, 0.02%(b) (Cost: $547)	547	547

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.9%

MONEY MARKET FUND - 5.9%
Dreyfus Institutional Preferred Money Market Fund, 0.15%(c) (Cost: $32,183,219)(d)	32,183,219	32,183,219

TOTAL INVESTMENTS IN SECURITIES - 106.0% (Cost: $571,671,666)(e)		578,542,390
Liabilities in Excess of Foreign Currency and Other Assets - (6.0)%		(32,664,804)

NET ASSETS - 100.0%		$545,877,586

See Notes to Schedule of Investments.

56    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2011

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2011 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2011.
(c)	Interest rate shown reflects yield as of June 30, 2011.

(d) At June 30, 2011, the total market value of the Fund’s securities on loan was $30,546,377 and the total market value of the collateral held by the Fund was $32,183,219.
(e) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    57

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Growth Fund (DNL)

June 30, 2011

Investments	Shares	Fair Value
COMMON STOCKS - 99.0%

Australia - 1.0%
Fortescue Metals Group Ltd.	12,780	$86,882
Rio Tinto Ltd.	5,837	518,612

Total Australia		605,494

Austria - 0.3%
Andritz AG	783	80,602
Voestalpine AG	1,525	84,163

Total Austria		164,765

Belgium - 0.2%
Bekaert S.A.	667	50,770
Umicore S.A.(a)	1,577	85,992

Total Belgium		136,762

Brazil - 6.0%
BRF - Brasil Foods S.A.	5,500	92,908
CCR S.A.	10,629	316,234
Cia de Saneamento Basico do Estado de Sao Paulo	4,900	145,220
CPFL Energia S.A.	33,200	470,718
Duratex S.A.	6,400	53,912
EcoRodovias Infraestrutura e Logistica S.A.	12,500	107,137
Lojas Renner S.A.	3,500	133,324
MRV Engenharia e Participacoes S.A.	5,900	49,398
PDG Realty S.A. Empreendimentos e Participacoes	11,600	65,267
Porto Seguro S.A.	3,900	60,438
Redecard S.A.	32,000	479,309
Tim Participacoes S.A.	11,700	66,429
Tractebel Energia S.A.	8,100	141,079
Vale S.A.	48,900	1,546,896

Total Brazil		3,728,269

Canada - 1.8%
Baytex Energy Corp.(a)	3,000	163,879
Brookfield Asset Management, Inc. Class A	6,000	199,503
Centerra Gold, Inc.	4,600	76,262
Pembina Pipeline Corp.	7,096	186,683
Potash Corp. of Saskatchewan, Inc.	1,600	91,315
RioCan Real Estate Investment Trust	8,400	225,776
Teck Resources Ltd. Class B	3,800	193,012

Total Canada		1,136,430

Chile - 0.8%
Banco de Credito e Inversiones	1,442	95,713
Cencosud S.A.	13,905	99,862
Quinenco S.A.	16,948	59,682
SACI Falabella	17,341	181,349
Sociedad Matriz Banco de Chile Class B	167,325	60,706

Total Chile		497,312

China - 3.2%
Air China Ltd. Class H	46,000	47,648
China Coal Energy Co., Ltd. Class H	39,000	52,526
China Merchants Bank Co., Ltd. Class H	38,500	93,018
China Molybdenum Co., Ltd. Class H	188,000	158,011
China National Building Material Co., Ltd. Class H	24,000	47,067
China Petroleum & Chemical Corp. Class H	258,000	259,616
China Shenhua Energy Co., Ltd. Class H	51,500	245,545
Dongfeng Motor Group Co., Ltd. Class H	91,100	172,102
Great Wall Motor Co., Ltd. Class H	36,000	59,219
Guangzhou Automobile Group Co., Ltd. Class H	102,000	124,530
PetroChina Co., Ltd. Class H	416,000	608,396
Yanzhou Coal Mining Co., Ltd. Class H	24,000	91,296
Zhaojin Mining Industry Co., Ltd. Class H	19,500	40,096

Total China		1,999,070

Denmark - 1.2%
H. Lundbeck A/S	3,403	89,497
Novo Nordisk A/S Class B	4,636	581,685
Novozymes A/S Class B	370	60,197

Total Denmark		731,379

Finland - 0.5%
Metso Oyj	3,681	209,046
Nokian Renkaat Oyj	1,564	78,457

Total Finland		287,503

France - 4.0%
Bureau Veritas S.A.	1,078	91,025
Christian Dior S.A.	2,197	345,607
Dassault Systemes S.A.	698	59,414
Hermes International	699	206,641
LVMH Moet Hennessy Louis Vuitton S.A.	5,139	924,641
Schneider Electric S.A.	4,513	753,773
SEB S.A.	555	58,137

Total France		2,439,238

Germany - 3.2%
Aixtron SE	1,458	49,740
Bayerische Motoren Werke AG	7,268	725,086
Fraport AG Frankfurt Airport Services Worldwide	1,333	107,165
K+S AG	2,092	160,753
Linde AG	1,949	341,634
SMA Solar Technology AG	836	93,112
Software AG	740	44,327
Volkswagen AG	2,532	465,118

Total Germany		1,986,935

Hong Kong - 7.9%
Cathay Pacific Airways Ltd.	136,000	314,952
Cheung Kong Holdings Ltd.	34,000	497,246
China Merchants Holdings International Co., Ltd.	48,000	185,369
China Resources Enterprise Ltd.	24,000	98,082
China Unicom Hong Kong Ltd.	82,000	165,238
Citic Pacific Ltd.	49,000	122,292
CNOOC Ltd.	626,000	1,460,968
Fosun International Ltd.	105,500	80,400
Hang Lung Group Ltd.	13,000	82,365
Hang Lung Properties Ltd.	57,000	233,677
Hong Kong & China Gas Co., Ltd.	84,000	190,859
Hutchison Whampoa Ltd.	54,000	582,940
Hysan Development Co., Ltd.	13,000	64,238
MTR Corp.	71,500	253,610
New World Development Ltd.	68,000	102,770
Shanghai Industrial Holdings Ltd.	25,000	91,887
SJM Holdings Ltd.	62,000	146,768
Wharf Holdings Ltd.	31,352	217,777

Total Hong Kong		4,891,438

Indonesia - 2.1%
Astra International Tbk PT	59,600	441,674
Bank Mandiri Tbk PT	211,001	177,157
Bank Negara Indonesia Persero Tbk PT	118,000	53,320
Bank Rakyat Indonesia Persero Tbk PT	212,489	161,061
Indofood Sukses Makmur Tbk PT	91,000	61,017
International Nickel Indonesia Tbk PT	367,000	192,583
United Tractors Tbk PT	58,900	171,023

See Notes to Schedule of Investments.

58    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Growth Fund (DNL)

June 30, 2011

Investments	Shares	Fair Value
XL Axiata Tbk PT	91,000	$65,262

Total Indonesia		1,323,097

Ireland - 0.1%
Dragon Oil PLC	5,432	45,566

Italy - 2.0%
Banca Monte dei Paschi di Siena SpA	129,934	98,431
Mediobanca SpA	12,963	131,279
Saipem SpA	4,520	233,298
Snam Rete Gas SpA	118,469	701,477
Tod’s SpA	480	64,199

Total Italy		1,228,684

Japan - 1.8%
Daihatsu Motor Co., Ltd.	6,000	101,337
FANUC Corp.	2,100	347,920
Isuzu Motors Ltd.	12,000	56,315
JGC Corp.	2,000	54,359
Komatsu Ltd.	8,000	247,350
Mitsubishi Chemical Holdings Corp.	13,500	94,948
Sega Sammy Holdings, Inc.	3,900	74,803
SMC Corp.	400	71,521
Softbank Corp.	1,100	41,270

Total Japan		1,089,823

Malaysia - 0.8%
Genting Bhd	15,200	56,481
Hong Leong Financial Group Bhd	14,400	62,855
Petronas Dagangan Bhd	23,300	124,236
RHB Capital Bhd	36,800	111,637
YTL Power International Bhd	230,200	167,723

Total Malaysia		522,932

Mexico - 2.2%
Alfa S.A.B de C.V. Class A	4,200	62,497
Arca Continental S.A.B de CV	12,900	92,183
Grupo Mexico S.A.B de CV Series B	133,400	439,779
Industrias Penoles S.A.B de C.V.	10,470	394,037
Wal-Mart de Mexico S.A.B de CV Series V	115,629	342,640

Total Mexico		1,331,136

Netherlands - 0.3%
Randstad Holding N.V.	3,721	171,962

Norway - 0.3%
Yara International ASA	2,750	155,658

Philippines - 0.6%
Aboitiz Equity Ventures, Inc.	127,500	123,572
Aboitiz Power Corp.	191,500	138,317
Manila Electric Co.	15,330	97,000

Total Philippines		358,889

Poland - 0.2%
KGHM Polska Miedz S.A.*	1,872	134,333

Portugal - 0.8%
Portugal Telecom, SGPS, S.A.(a)	50,411	499,705

Russia - 7.4%
Gazprom Neft JSC ADR	18,700	436,832
Gazprom OAO ADR*	123,100	1,791,105
Magnitogorsk Iron & Steel Works GDR	6,300	71,694
MMC Norilsk Nickel OJSC ADR	32,300	842,061
NovaTek OAO GDR	600	82,860
Novolipetsk Steel OJSC GDR	5,700	221,730
Polyus Gold OJSC ADR	2,300	72,450
Rosneft Oil Co. GDR	67,100	564,982
Sistema JSFC GDR	2,047	45,757
Tatneft ADR	5,800	249,980
Uralkali GDR	4,500	202,500

Total Russia		4,581,951

Singapore - 0.5%
Jardine Cycle & Carriage Ltd.	6,390	223,827
Yangzijiang Shipbuilding Holdings Ltd.	64,626	76,861

Total Singapore		300,688

South Africa - 2.3%
Kumba Iron Ore Ltd.	13,440	959,575
Vodacom Group Ltd.	35,403	438,425

Total South Africa		1,398,000

South Korea - 3.9%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	1,270	53,826
GS Holdings	838	61,301
Hankook Tire Co., Ltd.	1,000	42,664
Hanwha Chem Corp.	820	38,709
Honam Petrochemical Corp.	98	36,303
Hyundai Engineering & Construction Co., Ltd.	626	50,483
Hyundai Heavy Industries Co., Ltd.	683	283,717
Hyundai Mobis	252	94,413
Hyundai Motor Co.	869	192,903
Kangwon Land, Inc.	4,490	120,277
Kia Motors Corp.	1,713	116,003
LG Chem Ltd.	321	146,722
OCI Co., Ltd.	113	42,654
POSCO	1,160	504,135
Samsung C&T Corp.	620	47,619
Samsung Engineering Co., Ltd.	257	61,383
Samsung Heavy Industries Co., Ltd.	1,600	71,334
Samsung Life Insurance Co., Ltd.	1,457	129,645
SK Holdings Co., Ltd.	309	53,543
SK Innovation Co., Ltd.	527	98,968
S-Oil Corp.	1,161	149,522

Total South Korea		2,396,124

Spain - 4.9%
CaixaBank	130,015	907,261
Cia Espanola de Petroleos S.A.	802	32,267
Endesa S.A.(a)	29,026	966,233
Repsol YPF S.A.(a)	31,187	1,082,482

Total Spain		2,988,243

Sweden - 0.9%
Boliden AB	7,272	134,606
Lundbergforetagen AB Class B	1,687	61,999
Scania AB Class B	15,742	365,980

Total Sweden		562,585

Switzerland - 1.8%
Cie Financiere Richemont S.A. Class A	2,263	147,955
Swatch Group AG (The)	2,267	203,276
Swiss Prime Site AG	1,603	137,359
Swiss Re Ltd.	11,606	650,735

Total Switzerland		1,139,325

Taiwan - 6.7%
Advanced Semiconductor Engineering, Inc.	36,000	39,480
Chang Hwa Commercial Bank	53,000	43,546
Cheng Shin Rubber Industry Co., Ltd.	27,000	77,550
China Steel Corp.	231,000	278,260
Chinatrust Financial Holding Co., Ltd.	147,000	127,944
Far Eastern New Century Corp.	81,000	126,195
Formosa Chemicals & Fibre Corp.	137,000	510,349

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds     59

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Growth Fund (DNL)

June 30, 2011

Investments	Shares	Fair Value
Formosa Plastics Corp.	133,000	$479,242
HTC Corp.	11,000	369,941
Nan Ya Plastics Corp.	108,000	288,015
President Chain Store Corp.	15,000	86,689
Taiwan Cement Corp.	88,000	131,126
Taiwan Semiconductor Manufacturing Co., Ltd.	598,000	1,503,145
Uni-President Enterprises Corp.	48,000	69,518

Total Taiwan		4,131,000

Thailand - 3.9%
Bank of Ayudhya PCL NVDR	77,600	69,455
Banpu PCL	3,850	89,719
Charoen Pokphand Foods PCL	157,120	150,856
CP ALL PCL	82,878	119,360
Indorama Ventures PCL	39,600	59,932
IRPC PCL	380,400	66,237
Kasikornbank PCL NVDR	39,400	157,728
Krung Thai Bank PCL	194,000	118,705
PTT Aromatics & Refining PCL	45,000	54,923
PTT Chemical PCL	18,600	88,989
PTT Exploration & Production PCL	57,100	317,790
PTT PCL	50,200	547,339
Siam Cement PCL N.V.DR	27,298	313,627
Thai Oil PCL	32,000	77,592
Total Access Communication PCL N.V.DR	87,600	156,098

Total Thailand		2,388,350

Turkey - 0.9%
BIM Birlesik Magazalar A.S.	2,030	65,937
KOC Holding A.S.	53,907	231,694
Tupras Turkiye Petrol Rafinerileri A.S.	9,796	240,074

Total Turkey		537,705

United Kingdom - 24.5%
Admiral Group PLC	7,076	188,692
Aggreko PLC*	1,906	59,027
AMEC PLC	4,983	87,039
Anglo American PLC	11,492	569,639
Antofagasta PLC	36,727	821,950
ARM Holdings PLC	4,761	44,944
Ashmore Group PLC	17,035	108,958
Babcock International Group PLC	4,557	52,090
BHP Billiton PLC	34,132	1,343,628
British Sky Broadcasting Group PLC	27,596	375,034
Burberry Group PLC	3,501	81,500
Croda International PLC	1,717	52,016
Eurasian Natural Resources Corp. PLC	19,936	250,129
Fresnillo PLC	11,224	252,634
IMI PLC	5,510	93,149
Intertek Group PLC	1,523	48,242
John Wood Group PLC*	3,632	37,756
Johnson Matthey PLC	2,867	90,492
Kazakhmys PLC	3,872	85,785
London Stock Exchange Group PLC	4,798	81,728
National Grid PLC	114,647	1,127,368
Next PLC	4,074	152,069
Rio Tinto PLC	15,980	1,152,042
Royal Dutch Shell PLC Class A	94,485	3,364,507
Royal Dutch Shell PLC Class B	82,285	2,938,005
SABMiller PLC	21,098	769,398
Scottish & Southern Energy PLC	30,712	686,841
Vedanta Resources PLC(a)	4,049	136,120
Weir Group PLC (The)	1,895	64,710

Total United Kingdom		15,115,492

TOTAL COMMON STOCKS (Cost: $57,247,986)		61,005,843

EXCHANGE-TRADED FUNDS - 0.6%

United States - 0.6%
WisdomTree DEFA Fund(a)(b)	633	31,758
WisdomTree Emerging Markets Equity Income Fund(a)(b)	344	20,977
WisdomTree India Earnings Fund(a)(b)	13,960	334,481

TOTAL EXCHANGE-TRADED FUNDS (Cost: $349,167)		387,216

RIGHTS - 0.0%

Spain - 0.0%
CaixaBank, expiring 7/15/11* (Cost: $0)	130,015	9,802

TOTAL LONG-TERM INVESTMENTS (Cost: $57,597,153)		61,402,861

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.9%

MONEY MARKET FUND - 4.9%
Dreyfus Institutional Preferred Money Market Fund, 0.15%(c) (Cost: $2,976,669)(d)	2,976,669	2,976,669

TOTAL INVESTMENTS IN SECURITIES - 104.5% (Cost: $60,573,822)(e)		64,379,530
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (4.5)%		(2,776,219)

NET ASSETS - 100.0%		$61,603,311

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non Voting Depositary Receipt
PCL	-	Public Company Limited

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2011 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Interest rate shown reflects yield as of June 30, 2011.
(d)	At June 30, 2011, the total market value of the Fund’s securities on loan was $2,880,665 and the total market value of the collateral held by the Fund was $2,976,669.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

60    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2011

Investments	Shares	Fair Value
COMMON STOCKS - 99.6%

Advertising - 0.4%
Asatsu-DK, Inc.	13,439	$350,120
Moshi Moshi Hotline, Inc.	42,650	689,709

Total Advertising		1,039,829

Aerospace/Defense - 0.0%
Sumitomo Precision Products Co., Ltd.	17,000	125,669

Agriculture - 0.3%
Hokuto Corp.	29,691	648,525
Sakata Seed Corp.	11,100	161,085

Total Agriculture		809,610

Airlines - 0.1%
Skymark Airlines, Inc.	19,000	228,442

Apparel - 1.6%
Atsugi Co., Ltd.	221,189	276,623
Gunze Ltd.	164,503	556,084
Japan Wool Textile Co., Ltd. (The)	75,402	589,136
Onward Holdings Co., Ltd.	160,670	1,346,875
Sanyo Shokai Ltd.	188,260	547,810
Wacoal Holdings Corp.	39,000	484,361

Total Apparel		3,800,889

Auto Manufacturers - 0.9%
Kanto Auto Works Ltd.	34,038	309,781
Nissan Shatai Co., Ltd.	63,923	490,741
Shinmaywa Industries Ltd.	119,801	453,927
Toyota Auto Body Co., Ltd.	53,661	875,745

Total Auto Manufacturers		2,130,194

Auto Parts & Equipment - 4.2%
Aisan Industry Co., Ltd.	27,063	283,833
Akebono Brake Industry Co., Ltd.	81,800	450,731
Calsonic Kansei Corp.	60,000	358,841
Eagle Industry Co., Ltd.	16,000	199,108
Exedy Corp.	18,344	624,641
FCC Co., Ltd.	23,660	564,254
Keihin Corp.(a)	28,721	602,088
KYB Co., Ltd.	74,000	557,107
Musashi Seimitsu Industry Co., Ltd.	13,282	347,674
Nifco, Inc.	28,486	749,186
Nissin Kogyo Co., Ltd.	30,900	555,175
Riken Corp.	85,687	364,987
Sanden Corp.	44,963	231,051
Sanoh Industrial Co., Ltd.	34,697	294,297
T RAD Co., Ltd.	48,000	230,015
Tachi-S Co., Ltd.	9,300	171,237
Taiho Kogyo Co., Ltd.	19,600	192,457
Tokai Rika Co., Ltd.	50,400	967,310
Topre Corp.	17,700	187,389
Toyo Tire & Rubber Co., Ltd.	159,682	401,380
TS Tech Co., Ltd.	28,324	534,494
Unipres Corp.	11,803	303,844
Yokohama Rubber Co., Ltd. (The)	183,637	1,050,524

Total Auto Parts & Equipment		10,221,623

Banks - 9.3%
77 Bank Ltd. (The)	205,000	888,435
Akita Bank Ltd. (The)	162,892	469,958
Aomori Bank Ltd. (The)	160,102	515,435
Awa Bank Ltd. (The)	91,378	565,738
Bank of Nagoya Ltd. (The)	167,000	506,624
Bank of Saga Ltd. (The)	185,083	460,645
Bank of the Ryukyus Ltd.	13,700	172,862
Chukyo Bank Ltd. (The)	75,000	170,877
Daisan Bank Ltd. (The)	163,602	380,847
Daishi Bank Ltd. (The)	319,552	957,548
Ehime Bank Ltd. (The)	157,144	463,104
FIDEA Holdings Co., Ltd.	110,176	271,484
Fukui Bank Ltd. (The)	181,667	524,126
Higo Bank Ltd. (The)	131,000	754,272
Hokkoku Bank Ltd. (The)	214,621	749,419
Hokuetsu Bank Ltd. (The)	265,003	544,706
Hyakugo Bank Ltd. (The)	177,000	712,296
Hyakujushi Bank Ltd. (The)	231,000	820,914
Juroku Bank Ltd. (The)	299,000	925,582
Kagoshima Bank Ltd. (The)	103,000	667,026
Keiyo Bank Ltd. (The)	173,396	867,409
Kiyo Holdings, Inc.	637,593	860,545
Michinoku Bank Ltd. (The)	101,000	193,846
Mie Bank Ltd. (The)	157,691	380,755
Miyazaki Bank Ltd. (The)	179,000	407,826
Musashino Bank Ltd. (The)	22,878	772,515
Ogaki Kyoritsu Bank Ltd. (The)	291,423	894,910
Oita Bank Ltd. (The)	140,000	414,314
San-In Godo Bank Ltd. (The)	92,000	656,166
Sapporo Hokuyo Holdings, Inc.	119,348	496,544
Senshu Ikeda Holdings, Inc.	786,600	1,139,576
Shiga Bank Ltd. (The)	102,923	582,415
Shikoku Bank Ltd. (The)	149,000	470,468
Tochigi Bank Ltd. (The)	88,679	337,103
Toho Bank Ltd. (The)	270,000	595,097
Tohoku Bank Ltd. (The)	115,000	169,453
Tokyo Tomin Bank Ltd. (The)	18,321	227,084
TOMONY Holdings, Inc.	91,000	347,053
Tsukuba Bank Ltd.	58,800	180,565
Yamagata Bank Ltd. (The)	96,354	456,954
Yamanashi Chuo Bank Ltd. (The)	113,066	476,008

Total Banks		22,448,504

Beverages - 1.7%
Coca-Cola Central Japan Co., Ltd.(a)	46,323	612,019
Ito En Ltd.(a)	65,784	1,159,121
Kagome Co., Ltd.	16,700	303,354
Mikuni Coca-Cola Bottling Co., Ltd.	60,454	526,240
Sapporo Holdings Ltd.	213,000	870,357
Takara Holdings, Inc.	123,000	624,443

Total Beverages		4,095,534

Building Materials - 2.1%
Asahi Organic Chemicals Industry Co., Ltd.	65,000	180,287
Bunka Shutter Co., Ltd.	61,000	167,682
Central Glass Co., Ltd.	90,933	433,497
Cleanup Corp.	35,237	216,413
Daiken Corp.	89,901	279,410
Fujitec Co., Ltd.	67,632	387,737
Nichias Corp.	80,827	474,393
Nichiha Corp.	19,500	174,331
Okabe Co., Ltd.	29,500	153,783
Sanwa Holdings Corp.(a)	202,807	703,145
Sumitomo Osaka Cement Co., Ltd.	190,404	530,472
Taiheiyo Cement Corp.(a)	366,000	770,431
Takara Standard Co., Ltd.	91,063	693,459

Total Building Materials		5,165,040

Chemicals - 6.1%
ADEKA Corp.	76,835	774,439
Aica Kogyo Co., Ltd.	52,271	711,315
Chugoku Marine Paints Ltd.	41,000	319,329
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	68,618	334,763

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    61

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2011

Investments	Shares	Fair Value
Fujimi, Inc.	33,900	$403,811
Hodogaya Chemical Co., Ltd.	49,500	201,653
Nihon Nohyaku Co., Ltd.	51,000	233,655
Nihon Parkerizing Co., Ltd.	30,000	453,566
Nippon Carbon Co., Ltd.	73,000	217,843
Nippon Chemical Industrial Co., Ltd.	73,000	162,704
Nippon Kayaku Co., Ltd.	116,931	1,224,909
Nippon Soda Co., Ltd.	80,091	351,068
Nippon Synthetic Chemical Industry Co., Ltd. (The)	49,000	347,660
Nissan Chemical Industries Ltd.	119,700	1,314,684
NOF Corp.	139,000	605,844
Sanyo Chemical Industries Ltd.	78,208	615,903
Stella Chemifa Corp.	4,300	151,480
Sumitomo Bakelite Co., Ltd.	181,010	1,203,595
Sumitomo Seika Chemicals Co., Ltd.	49,835	275,216
Taiyo Holdings Co., Ltd.	34,200	1,009,993
Takasago International Corp.	61,000	294,577
Toagosei Co., Ltd.(a)	137,000	685,339
Tokai Carbon Co., Ltd.	107,974	598,964
Tokuyama Corp.	136,000	680,337
Tokyo Ohka Kogyo Co., Ltd.	21,226	453,904
Toyo Ink SC Holdings Co., Ltd.	233,920	1,120,939

Total Chemicals		14,747,490

Coal - 0.1%
Mitsui Matsushima Co., Ltd.	87,000	178,826

Commercial Services - 2.2%
Daiseki Co., Ltd.	15,400	309,869
Kanamoto Co., Ltd.	34,228	252,175
Kyoritsu Maintenance Co., Ltd.	17,225	251,465
Meitec Corp.	14,600	316,731
Nichii Gakkan Co.	40,000	353,640
Nissin Corp.	86,556	216,497
Nohmi Bosai Ltd.	47,271	279,201
Nomura Co., Ltd.	55,533	160,906
Park24 Co., Ltd.	144,651	1,497,378
Sohgo Security Services Co., Ltd.	67,858	757,899
Toppan Forms Co., Ltd.	124,900	988,250

Total Commercial Services		5,384,011

Computers - 1.4%
DTS Corp.	35,563	344,357
Ines Corp.	49,700	331,087
Melco Holdings, Inc.	13,162	334,754
NEC Fielding Ltd.	67,816	814,531
NS Solutions Corp.	39,690	770,112
Otsuka Corp.	13,500	834,974

Total Computers		3,429,815

Cosmetics/Personal Care - 1.7%
Fancl Corp.	53,507	725,485
Kose Corp.	30,804	796,418
Lion Corp.(a)	178,629	986,485
Mandom Corp.	18,260	499,686
Pigeon Corp.	16,700	545,914
Pola Orbis Holdings, Inc.	19,900	519,677

Total Cosmetics/Personal Care		4,073,665

Distribution/Wholesale - 3.7%
Ai Holdings Corp.	90,054	365,747
Canon Marketing Japan, Inc.	88,100	992,707
Chori Co., Ltd.	166,000	203,492
Daiwabo Holdings Co., Ltd.	113,392	230,266
Doshisha Co., Ltd.	10,300	269,106
Fuji Electronics Co., Ltd.	19,884	305,055
Hakuto Co., Ltd.	31,783	313,658
Inaba Denki Sangyo Co., Ltd.	24,994	662,917
Inabata & Co., Ltd.	66,341	409,908
Itochu Enex Co., Ltd.	145,181	808,958
Iwatani Corp.	121,166	427,592
Japan Pulp & Paper Co., Ltd.	81,000	275,817
Matsuda Sangyo Co., Ltd.	17,963	269,801
Nagase & Co., Ltd.	64,904	793,218
Paltac Corp.	9,300	167,322
Ryoden Trading Co., Ltd.	57,079	351,266
San-Ai Oil Co., Ltd.	62,506	356,027
Seika Corp.	79,000	205,424
Ship Healthcare Holdings, Inc.	21,800	400,045
Sinanen Co., Ltd.	105,771	458,393
Yamazen Corp.	55,306	388,977
Yuasa Trading Co., Ltd.	142,000	221,545

Total Distribution/Wholesale		8,877,241

Diversified Financial Services - 2.2%
Century Tokyo Leasing Corp.	75,899	1,358,964
Hitachi Capital Corp.	62,100	835,843
Ichiyoshi Securities Co., Ltd.	73,416	449,987
Jaccs Co., Ltd.	129,000	372,177
Mizuho Investors Securities Co., Ltd.	881,000	796,347
Okasan Securities Group, Inc.	139,000	516,345
Tokai Tokyo Financial Holdings, Inc.	317,106	954,145

Total Diversified Financial Services		5,283,808

Electric - 0.2%
Okinawa Electric Power Co., Inc. (The)	9,470	428,003

Electrical Components & Equipment - 1.0%
Fujikura Ltd.	128,000	580,089
Kyosan Electric Manufacturing Co., Ltd.	45,000	256,872
Nippon Signal Co., Ltd.	43,042	329,903
Nissin Electric Co., Ltd.	24,000	226,449
Shin-Kobe Electric Machinery Co., Ltd.	14,000	221,892
Takaoka Electric Manufacturing Co., Ltd.(a)	57,000	179,272
Tatsuta Electric Wire and Cable Co., Ltd.	33,060	169,885
Toshiba TEC Corp.	121,070	524,697

Total Electrical Components & Equipment		2,489,059

Electronics - 5.2%
Alps Electric Co., Ltd.	109,900	1,104,988
Anritsu Corp.	37,000	321,161
Cosel Co., Ltd.	10,500	180,851
Eizo Nanao Corp.	21,408	401,864
Fujitsu General Ltd.	37,000	243,276
Futaba Corp.	10,200	186,672
Horiba Ltd.	8,800	283,309
Idec Corp.	23,093	268,217
Japan Aviation Electronics Industry Ltd.	39,000	282,504
Kaga Electronics Co., Ltd.	32,759	350,873
Koa Corp.	17,600	205,072
Kuroda Electric Co., Ltd.	27,802	317,403
Mitsumi Electric Co., Ltd.	53,091	520,655
Nichicon Corp.	23,074	378,852
Nidec Copal Corp.	35,700	435,420
Nihon Dempa Kogyo Co., Ltd.	12,300	171,493
Nissha Printing Co., Ltd.(a)	33,500	610,185
Osaki Electric Co., Ltd.	20,000	201,337
Ryosan Co., Ltd.	44,700	948,132
Sanshin Electronics Co., Ltd.	35,791	284,077
Sanyo Denki Co., Ltd.	30,382	270,865
Sato Corp.	30,964	393,760
Shinko Shoji Co., Ltd.	36,438	286,956

See Notes to Schedule of Investments.

62    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2011

Investments	Shares	Fair Value
Siix Corp.	11,800	$179,425
SMK Corp.	69,150	300,540
Star Micronics Co., Ltd.	36,034	423,431
Taiyo Yuden Co., Ltd.	29,000	373,452
Tamura Corp.	49,000	155,931
Tokyo Seimitsu Co., Ltd.	10,000	192,298
Toyo Corp.	60,100	649,669
Ulvac, Inc.	14,020	342,514
Yamatake Corp.	57,600	1,275,958

Total Electronics		12,541,140

Engineering & Construction - 5.2%
COMSYS Holdings Corp.	97,107	965,539
Japan Airport Terminal Co., Ltd.	26,787	310,127
Kandenko Co., Ltd.	180,138	872,139
Kyowa Exeo Corp.	83,866	845,306
Maeda Corp.	137,609	429,389
Maeda Road Construction Co., Ltd.	50,694	489,615
NEC Networks & System Integration Corp.	37,868	526,570
Nippo Corp.	66,358	534,085
Nippon Densetsu Kogyo Co., Ltd.	30,000	317,608
Nippon Koei Co., Ltd.	78,583	282,183
Nippon Road Co., Ltd. (The)	83,596	250,498
Nishimatsu Construction Co., Ltd.	247,037	360,950
Okumura Corp.	200,096	725,955
Penta-Ocean Construction Co., Ltd.	78,500	187,599
Raito Kogyo Co., Ltd.	51,100	185,392
Sanki Engineering Co., Ltd.	75,718	421,906
Shinko Plantech Co., Ltd.	38,508	412,926
Taihei Dengyo Kaisha Ltd.	21,000	157,318
Taihei Kogyo Co., Ltd.	52,047	225,563
Taikisha Ltd.	19,465	383,708
Takasago Thermal Engineering Co., Ltd.	97,172	754,419
Toa Corp.	94,000	172,263
Toda Corp.	208,072	749,739
Tokyo Energy & Systems, Inc.	38,000	214,562
Toshiba Plant Systems & Services Corp.	45,000	528,232
Totetsu Kogyo Co., Ltd.	26,000	247,251
Toyo Engineering Corp.	49,223	194,430
Tsukishima Kikai Co., Ltd.	31,000	268,313
Yokogawa Bridge Holdings Corp.	25,000	160,971
Yurtec Corp.	57,000	279,495

Total Engineering & Construction		12,454,051

Entertainment - 0.9%
Avex Group Holdings, Inc.	47,367	611,736
Mars Engineering Corp.	31,114	486,590
Shochiku Co., Ltd.	28,000	228,479
Toei Co., Ltd.	83,405	381,085
Tokyotokeiba Co., Ltd.(a)	289,475	372,776

Total Entertainment		2,080,666

Environmental Control - 0.5%
Asahi Holdings, Inc.	30,300	614,554
Hitachi Zosen Corp.(a)	384,675	595,399

Total Environmental Control		1,209,953

Food - 4.9%
Ariake Japan Co., Ltd.	25,928	524,917
Ezaki Glico Co., Ltd.	74,865	817,619
Fuji Oil Co., Ltd.	48,700	745,937
House Foods Corp.(a)	52,000	874,393
Itoham Foods, Inc.	73,000	295,580
J-Oil Mills, Inc.	160,981	470,425
Kato Sangyo Co., Ltd.	31,016	570,316
Kewpie Corp.	62,700	794,231
Kyokuyo Co., Ltd.	106,000	241,506
Marudai Food Co., Ltd.	126,000	385,364
Maruha Nichiro Holdings, Inc.	324,327	518,056
Mitsui Sugar Co., Ltd.	91,879	367,470
Morinaga & Co., Ltd.	267,439	612,633
Morinaga Milk Industry Co., Ltd.	140,411	596,347
Nichirei Corp.	211,096	896,557
Nippon Beet Sugar Manufacturing Co., Ltd.	158,885	354,127
Nippon Flour Mills Co., Ltd.	143,766	664,001
Nippon Suisan Kaisha Ltd.	268,851	878,859
Nisshin Oillio Group Ltd. (The)	121,477	579,107
Prima Meat Packers Ltd.	167,000	202,650
Yokohama Reito Co., Ltd.	66,062	443,358

Total Food		11,833,453

Forest Products & Paper - 0.5%
Daio Paper Corp.	51,597	410,169
Hokuetsu Kishu Paper Co., Ltd.	130,132	791,169

Total Forest Products & Paper		1,201,338

Gas - 0.5%
Saibu Gas Co., Ltd.	384,362	975,659
Shizuoka Gas Co., Ltd.	43,892	247,286

Total Gas		1,222,945

Hand/Machine Tools - 1.0%
Asahi Diamond Industrial Co., Ltd.	24,000	520,357
Hitachi Koki Co., Ltd.	102,227	927,840
Meidensha Corp.(a)	67,000	286,219
OSG Corp.	32,500	449,913
Union Tool Co.	11,400	246,040

Total Hand/Machine Tools		2,430,369

Healthcare-Products - 1.1%
Hogy Medical Co., Ltd.	12,700	570,053
Nihon Kohden Corp.	27,179	672,071
Nipro Corp.(a)	51,698	933,330
Paramount Bed Co., Ltd.	15,173	418,967

Total Healthcare-Products		2,594,421

Healthcare-Services - 0.2%
Ain Pharmaciez, Inc.	4,800	196,137
BML, Inc.	12,194	306,964

Total Healthcare-Services		503,101

Home Builders - 0.7%
Mitsui Home Co., Ltd.	84,910	421,606
PanaHome Corp.	133,177	859,153
Token Corp.	10,997	397,205

Total Home Builders		1,677,964

Home Furnishings - 1.2%
Alpine Electronics, Inc.	34,400	472,808
Canon Electronics, Inc.	31,500	854,198
Foster Electric Co., Ltd.	23,200	461,357
Hoshizaki Electric Co., Ltd.	23,940	527,652
Nidec Sankyo Corp.	102,000	669,391

Total Home Furnishings		2,985,406

Household Products/Wares - 0.3%
Kokuyo Co., Ltd.	87,503	649,013
Mitsubishi Pencil Co., Ltd.	9,700	174,038

Total Household Products/Wares		823,051

Housewares - 0.1%
Noritake Co., Ltd.	75,099	294,779

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    63

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2011

Investments	Shares	Fair Value
Internet - 0.4%
GMO Internet, Inc.	72,621	$323,719
Gurunavi, Inc.(a)	16,500	161,608
Macromill, Inc.	24,800	254,572
Monex Group, Inc.	1,212	239,969

Total Internet		979,868

Iron/Steel - 1.6%
Aichi Steel Corp.	93,314	634,341
Daido Metal Co., Ltd.	28,000	288,806
Kyoei Steel Ltd.	21,214	320,207
Mitsubishi Steel Manufacturing Co., Ltd.	60,000	204,309
Nisshin Steel Co., Ltd.	351,000	664,970
Sanyo Special Steel Co., Ltd.	83,000	523,118
Topy Industries Ltd.	129,000	364,190
Toyo Kohan Co., Ltd.	58,000	267,880
Yodogawa Steel Works Ltd.	167,993	703,091

Total Iron/Steel		3,970,912

Leisure Time - 0.8%
Daikoku Denki Co., Ltd.	21,200	210,267
HIS Co., Ltd.	12,914	317,253
Mizuno Corp.(a)	124,616	587,899
Round One Corp.(a)	86,695	736,414

Total Leisure Time		1,851,833

Lodging - 0.3%
Resorttrust, Inc.	56,860	711,102

Machinery-Construction & Mining - 0.3%
Aichi Corp.	52,415	260,907
Modec, Inc.(a)	20,788	353,416

Total Machinery-Construction & Mining		614,323

Machinery-Diversified - 2.5%
Chugai Ro Co., Ltd.	78,986	273,849
CKD Corp.	24,900	220,141
Daifuku Co., Ltd.	91,062	584,078
Daihen Corp.	84,391	310,353
Hisaka Works Ltd.	17,945	240,867
Kinki Sharyo Co., Ltd.	60,000	236,999
Komori Corp.	48,629	431,134
Makino Milling Machine Co., Ltd.	17,000	156,612
Max Co., Ltd.	52,680	647,085
Miura Co., Ltd.	20,824	599,760
Nidec-Tosok Corp.	15,300	177,704
Nippon Sharyo Ltd.	68,000	296,384
Nippon Thompson Co., Ltd.	30,000	245,914
Organo Corp.	23,000	172,016
Sintokogio Ltd.	21,165	215,948
Torishima Pump Manufacturing Co., Ltd.	15,600	248,410
Toshiba Machine Co., Ltd.	33,806	182,927
Toyo Kanetsu K.K.	89,192	218,673
Tsubakimoto Chain Co.	73,228	448,834
Tsugami Corp.	38,000	224,443

Total Machinery-Diversified		6,132,131

Media - 0.2%
Gakken Holdings Co., Ltd.	108,000	195,245
Kadokawa Group Holdings, Inc.	8,100	251,646

Total Media		446,891

Metal Fabricate/Hardware - 2.1%
Daiichi Jitsugyo Co., Ltd.	40,000	219,416
Furukawa-Sky Aluminum Corp.	131,000	465,540
Hanwa Co., Ltd.	198,114	870,858
JFE Shoji Holdings, Inc.	170,000	825,161
Kitz Corp.	51,376	298,357
Nachi-Fujikoshi Corp.	55,000	323,489
Neturen Co., Ltd.	21,800	183,016
Oiles Corp.	20,293	399,779
Onoken Co., Ltd.	27,037	242,717
Ryobi Ltd.	87,000	388,893
Shinsho Corp.	82,000	195,963
Tocalo Co., Ltd.	9,300	228,124
Toho Zinc Co., Ltd.	65,967	320,197

Total Metal Fabricate/Hardware		4,961,510

Mining - 1.7%
Dowa Holdings Co., Ltd.	153,000	939,673
Mitsui Mining & Smelting Co., Ltd.	276,000	922,734
Nippon Coke & Engineering Co., Ltd.(a)	102,500	175,148
Nippon Denko Co., Ltd.	48,000	322,734
Nippon Light Metal Co., Ltd.	184,000	375,929
Nittetsu Mining Co., Ltd.	53,000	238,881
Pacific Metals Co., Ltd.	172,000	1,260,822

Total Mining		4,235,921

Miscellaneous Manufacturing - 2.2%
Achilles Corp.	181,000	251,015
Amano Corp.	78,517	717,503
Bando Chemical Industries Ltd.	82,082	331,336
JSP Corp.	15,982	266,169
Kureha Corp.	123,648	603,236
Mitsuboshi Belting Co., Ltd.	54,525	268,709
Morita Holdings Corp.	34,424	218,667
Nikkiso Co., Ltd.	38,000	340,664
Nippon Valqua Industries Ltd.	87,042	254,357
Okamoto Industries, Inc.	47,000	176,919
Sekisui Plastics Co., Ltd.	90,598	412,829
Shinagawa Refractories Co., Ltd.	61,000	179,012
Shin-Etsu Polymer Co., Ltd.	58,574	303,169
Tamron Co., Ltd.	19,766	471,144
Tokai Rubber Industries Ltd.	41,400	549,027

Total Miscellaneous Manufacturing		5,343,756

Office Furnishings - 0.2%
Okamura Corp.	57,676	387,078

Office/Business Equipment - 0.2%
Riso Kagaku Corp.	19,512	321,334
Uchida Yoko Co., Ltd.	74,388	221,985

Total Office/Business Equipment		543,319

Oil & Gas - 0.1%
AOC Holdings, Inc.	24,565	174,595
Japan Drilling Co., Ltd.(a)	5,384	183,400

Total Oil & Gas		357,995

Packaging & Containers - 0.6%
Fuji Seal International, Inc.	8,300	181,087
Nihon Yamamura Glass Co., Ltd.	115,714	303,757
Rengo Co., Ltd.	144,424	949,593

Total Packaging & Containers		1,434,437

Pharmaceuticals - 3.0%
Alfresa Holdings Corp.	26,700	1,031,501
ASKA Pharmaceutical Co., Ltd.	23,000	166,035
Eiken Chemical Co., Ltd.	15,829	212,073
Fuso Pharmaceutical Industries Ltd.	77,000	205,943
Kaken Pharmaceutical Co., Ltd.	80,261	1,120,036
Kissei Pharmaceutical Co., Ltd.	23,800	461,206
KYORIN Holdings, Inc.	45,963	909,471
Mochida Pharmaceutical Co., Ltd.	91,055	971,885
Nippon Shinyaku Co., Ltd.	40,000	507,182
Sawai Pharmaceutical Co., Ltd.	4,512	473,212

See Notes to Schedule of Investments.

64    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2011

Investments	Shares	Fair Value
Seikagaku Corp.	46,455	$526,329
Toho Holdings Co., Ltd.	45,100	446,756
Towa Pharmaceutical Co., Ltd.	3,100	186,169

Total Pharmaceuticals		7,217,798

Private Equity - 0.2%
Jafco Co., Ltd.	18,300	455,007

Real Estate - 1.6%
Arnest One Corp.	68,100	695,672
Goldcrest Co., Ltd.	25,954	534,763
Heiwa Real Estate Co., Ltd.	166,500	358,729
Sankei Building Co., Ltd. (The)	69,876	382,432
Tokyo Tatemono Co., Ltd.	330,000	1,193,165
Tokyu Livable, Inc.	42,161	381,099
Touei Housing Corp.(a)	19,500	235,420

Total Real Estate		3,781,280

Retail - 9.9%
Alpen Co., Ltd.(a)	28,621	464,258
AOKI Holdings, Inc.	36,984	572,895
Arcs Co., Ltd.	37,594	587,464
ASKUL Corp.	24,765	402,324
Belluna Co., Ltd.	48,474	315,117
Bookoff Corp.	17,700	172,047
Chiyoda Co., Ltd.	70,891	1,045,458
Circle K Sunkus Co., Ltd.	75,820	1,176,355
Citizen Holdings Co., Ltd.	149,100	884,335
Create SD Holdings Co., Ltd.	15,536	340,692
DCM Holdings Co., Ltd.	124,545	843,563
Doutor Nichires Holdings Co., Ltd.	38,053	461,763
EDION Corp.(a)	84,077	788,092
Gulliver International Co., Ltd.	5,310	219,606
H2O Retailing Corp.(a)	105,763	817,188
Heiwado Co., Ltd.	47,392	584,478
Honeys Co., Ltd.	15,470	168,952
Izumi Co., Ltd.	16,800	250,669
Izumiya Co., Ltd.	56,872	228,164
Joshin Denki Co., Ltd.	35,000	377,476
Kappa Create Co., Ltd.(a)	14,937	309,245
Kasumi Co., Ltd.	48,779	274,820
Keiyo Co., Ltd.(a)	58,620	325,183
Kohnan Shoji Co., Ltd.(a)	17,300	296,259
Kojima Co., Ltd.	27,800	179,688
Komeri Co., Ltd.	23,337	632,549
Kyoto Kimono Yuzen Co., Ltd.	24,445	273,024
Matsumotokiyoshi Holdings Co., Ltd.	33,800	718,187
Parco Co., Ltd.	57,027	466,751
Paris Miki Holdings, Inc.	38,216	366,734
Plenus Co., Ltd.	51,568	826,901
Point, Inc.	22,610	978,479
Ryohin Keikaku Co., Ltd.(a)	19,882	946,586
Saizeriya Co., Ltd.	21,300	403,265
Scroll Corp.	55,700	186,218
Seiko Holdings Corp.	57,000	196,917
Shimachu Co., Ltd.	25,964	631,096
St. Marc Holdings Co., Ltd.	10,848	404,315
Sugi Holdings Co., Ltd.	14,500	376,684
Sundrug Co., Ltd.	10,100	318,908
Tsuruha Holdings, Inc.	11,767	560,229
United Arrows Ltd.	20,929	440,556
UNY Co., Ltd.	123,456	1,138,865
Valor Co., Ltd.	30,691	427,911
WATAMI Co., Ltd.(a)	17,829	374,197
Xebio Co., Ltd.	24,889	558,739
Zensho Co., Ltd.(a)	47,319	597,054

Total Retail		23,910,256

Semiconductors - 0.8%
Axell Corp.	18,600	378,863
Megachips Corp.(a)	15,553	250,165
Mimasu Semiconductor Industry Co., Ltd.	23,500	275,563
Sanken Electric Co., Ltd.	45,000	263,002

Shinko Electric Industries Co., Ltd.	92,300	861,741

Total Semiconductors		2,029,334

Shipbuilding - 0.6%
Mitsui Engineering & Shipbuilding Co., Ltd.	499,000	1,081,290
Sasebo Heavy Industries Co., Ltd.	174,063	321,142

Total Shipbuilding		1,402,432

Software - 2.4%
Capcom Co., Ltd.	36,313	832,285
IT Holdings Corp.	106,800	942,897
NEC Mobiling Ltd.	12,561	422,122
Nihon Unisys Ltd.	79,900	474,889
NSD Co., Ltd.(a)	58,200	486,441
Square Enix Holdings Co., Ltd.	70,300	1,256,974
Sumisho Computer Systems Corp.(a)	39,651	680,980
Transcosmos, Inc.	16,700	183,419
Zenrin Co., Ltd.	40,902	424,923

Total Software		5,704,930

Storage/Warehousing - 0.3%
Mitsubishi Logistics Corp.	63,000	702,860

Storage/Warehousing - 0.4%
Mitsui-Soko Co., Ltd.	102,746	400,755
Sumitomo Warehouse Co., Ltd. (The)	142,417	641,900

Total Storage/Warehousing		1,042,655

Telecommunications - 1.0%
Denki Kogyo Co., Ltd.	51,110	224,034
Hikari Tsushin, Inc.(a)	48,465	1,138,411
Hitachi Kokusai Electric, Inc.	58,000	479,024
Japan Radio Co., Ltd.	96,000	278,158
Maspro Denkoh Corp.	25,300	195,483

Total Telecommunications		2,315,110

Textiles - 1.4%
Japan Vilene Co., Ltd.	68,400	299,822
Kurabo Industries Ltd.	241,169	480,785
Nisshinbo Holdings, Inc.	96,000	906,984
Nitto Boseki Co., Ltd.	173,960	430,807
Seiren Co., Ltd.	46,711	297,294
Toyobo Co., Ltd.	717,000	1,047,622

Total Textiles		3,463,314

Toys/Games/Hobbies - 0.2%
Tomy Co., Ltd.	61,077	516,538

Transportation - 3.1%
Fukuyama Transporting Co., Ltd.(a)	152,059	805,860
Hitachi Transport System Ltd.	40,104	683,794
Iino Kaiun Kaisha Ltd.(a)	47,171	230,715
Keisei Electric Railway Co., Ltd.	98,000	576,399
Kintetsu World Express, Inc.	11,683	381,043
Nippon Konpo Unyu Soko Co., Ltd.	53,860	570,212
Nishi-Nippon Railroad Co., Ltd.	194,000	831,154
NS United Kaiun Kaisha Ltd.	105,000	209,324
Sankyu, Inc.	213,272	990,304
Seino Holdings Corp.	110,711	790,989
Senko Co., Ltd.	119,156	402,793
Sotetsu Holdings, Inc.	262,000	713,720

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    65

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2011

Investments	Shares	Fair Value
Yusen Logistics Co., Ltd.	15,300	$252,916

Total Transportation		7,439,223

TOTAL COMMON STOCKS (Cost: $229,429,981)		240,761,702

EXCHANGE-TRADED FUND - 0.3%
WisdomTree Japan Hedged Equity Fund (b) (Cost: $671,795)	19,058	688,756

SHORT-TERM INVESTMENT - 0.7%

MONEY MARKET FUND - 0.7%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $1,687,114)	1,687,114	1,687,114

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.5%

MONEY MARKET FUND - 5.5%
Dreyfus Institutional Preferred Money Market Fund, 0.15%(d) (Cost: $13,323,648)(e)	13,323,648	13,323,648

TOTAL INVESTMENTS IN SECURITIES - 106.1% (Cost: $245,112,538)(f)		256,461,220
Liabilities in Excess of Foreign Currency and Other Assets - (6.1)%		(14,845,705)

NET ASSETS - 100.0%		$241,615,515

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2011 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2011.
(d)	Interest rate shown reflects yield as of June 30, 2011.
(e)	At June 30, 2011, the total market value of the Fund’s securities on loan was $11,502,026 and the total market value of the collateral held by the Fund was $13,323,648.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

66    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Asia-Pacific ex-Japan Fund (AXJL)

June 30, 2011

Investments	Shares	Fair Value
COMMON STOCKS - 96.7%

Australia - 25.4%
AGL Energy Ltd.	8,834	$138,555
Alumina Ltd.	27,876	62,971
Amcor Ltd.	28,160	217,066
AMP Ltd.	56,652	296,586
Australia & New Zealand Banking Group Ltd.	74,306	1,750,143
BHP Billiton Ltd.	32,974	1,546,225
Brambles Ltd.	22,992	177,722
Coca-Cola Amatil Ltd.	14,871	181,817
Commonwealth Bank of Australia	42,275	2,367,077
Computershare Ltd.	7,507	71,288
Crown Ltd.	14,680	140,347
CSL Ltd.	5,976	211,515
Fortescue Metals Group Ltd.	5,010	34,060
Foster’s Group Ltd.	54,475	300,353
Incitec Pivot Ltd.	17,598	72,724
Insurance Australia Group Ltd.	35,113	127,813
Leighton Holdings Ltd.	8,344	186,255
Lend Lease Group(a)	9,305	89,359
Macquarie Group Ltd.	8,689	290,701
National Australia Bank Ltd.	59,456	1,630,805
Newcrest Mining Ltd.	2,683	108,319
Orica Ltd.	6,004	173,167
Origin Energy Ltd.	12,958	219,052
QBE Insurance Group Ltd.	34,668	640,243
Rio Tinto Ltd.	3,166	281,296
Santos Ltd.	10,776	156,208
Sonic Healthcare Ltd.	8,508	117,228
Suncorp Group Ltd.	24,678	215,061
TABCORP Holdings Ltd.	21,877	77,057
Telstra Corp., Ltd.	513,950	1,590,178
Wesfarmers Ltd.	24,851	847,384
Westfield Retail Trust	4,335	12,577
Westpac Banking Corp.	94,667	2,256,061
Woodside Petroleum Ltd.	9,432	414,014
Woolworths Ltd.	24,911	740,084
WorleyParsons Ltd.	2,904	87,799

Total Australia		17,829,110

China - 11.8%
Agricultural Bank of China Ltd. Class H	228,000	119,842
Anhui Conch Cement Co., Ltd. Class H	4,000	18,712
Bank of China Ltd. Class H	1,817,000	885,003
Bank of Communications Co., Ltd. Class H	203,000	194,358
China Coal Energy Co., Ltd. Class H	37,000	49,833
China Communications Construction Co., Ltd. Class H	196,000	168,513
China Construction Bank Corp. Class H	3,857,000	3,197,128
China Life Insurance Co., Ltd. Class H	68,000	232,456
China Longyuan Power Group Corp. Class H	25,000	24,193
China Merchants Bank Co., Ltd. Class H	34,500	83,354
China National Building Material Co., Ltd. Class H	18,000	35,300
China Pacific Insurance Group Co., Ltd. Class H	15,400	63,827
China Petroleum & Chemical Corp. Class H	258,000	259,616
China Shenhua Energy Co., Ltd. Class H	43,000	205,019
China Telecom Corp., Ltd. Class H	726,000	470,238
Dongfeng Motor Group Co., Ltd. Class H	70,000	132,241
Guangzhou Automobile Group Co., Ltd. Class H	92,000	112,321
Industrial & Commercial Bank of China Class H	1,525,000	1,158,265
PetroChina Co., Ltd. Class H	402,000	587,921
Ping An Insurance Group Co. Class H	11,500	118,750
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	16,000	23,071
Sinopharm Group Co., Ltd. Class H	7,600	25,541
Yanzhou Coal Mining Co., Ltd. Class H	22,000	83,688
Zhaojin Mining Industry Co., Ltd. Class H	14,000	28,787

Total China		8,277,977

Hong Kong - 18.4%
Bank of East Asia Ltd.	31,970	131,270
Beijing Enterprises Holdings Ltd.	10,500	54,718
BOC Hong Kong Holdings Ltd.	242,109	703,186
Cathay Pacific Airways Ltd.	131,000	303,373
Cheung Kong Holdings Ltd.	33,277	486,673
China Merchants Holdings International Co., Ltd.	44,092	170,277
China Mobile Ltd.	480,930	4,450,051
China Overseas Land & Investment Ltd.	79,565	170,557
China Resources Enterprise Ltd.	22,600	92,360
China Resources Power Holdings Co., Ltd.	58,218	113,574
China Unicom Hong Kong Ltd.	71,648	144,378
Citic Pacific Ltd.	40,283	100,536
CLP Holdings Ltd.	52,366	464,017
CNOOC Ltd.	612,062	1,428,440
Fosun International Ltd.	87,000	66,302
Hang Lung Group Ltd.	12,000	76,029
Hang Lung Properties Ltd.	54,000	221,378
Hang Seng Bank Ltd.	46,003	734,866
Henderson Land Development Co., Ltd.(b)	24,000	154,679
Hong Kong & China Gas Co., Ltd.	81,410	184,974
Hong Kong Exchanges and Clearing Ltd.	14,673	307,555
Hutchison Whampoa Ltd.	52,027	561,641
Hysan Development Co., Ltd.	10,948	54,098
Lenovo Group Ltd.(b)	82,000	46,895
MTR Corp.	70,265	249,229
New World Development Ltd.	63,557	96,055
Power Assets Holdings Ltd.(b)	47,079	356,363
Sino Land Co., Ltd.	85,204	136,436
SJM Holdings Ltd.	57,432	135,955
Sun Hung Kai Properties Ltd.	34,534	502,837
Wharf Holdings Ltd.	29,350	203,870

Total Hong Kong		12,902,572

Indonesia - 3.8%
Adaro Energy Tbk PT	223,000	63,711
Astra International Tbk PT	62,000	459,460
Bank Central Asia Tbk PT	215,500	192,242
Bank Danamon Indonesia TbK PT	88,500	61,921
Bank Mandiri Tbk PT	194,500	163,302
Bank Negara Indonesia Persero Tbk PT	101,000	45,639
Bank Rakyat Indonesia Persero Tbk PT	194,500	147,426
Bumi Resources Tbk PT	85,000	29,240
Indo Tambangraya Megah PT	16,000	83,494
Indocement Tunggal Prakarsa Tbk PT	27,000	53,682
Indofood Sukses Makmur Tbk PT	85,000	56,994
International Nickel Indonesia Tbk PT	329,000	172,643
Perusahaan Gas Negara PT	508,000	238,435
Semen Gresik Persero Tbk PT	107,000	119,783
Tambang Batubara Bukit Asam Tbk PT	33,000	80,042
Telekomunikasi Indonesia Tbk PT	419,500	359,551
Unilever Indonesia Tbk PT	117,500	204,157
United Tractors Tbk PT	38,500	111,789

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    67

Schedule of Investments (unaudited) (continued)

WisdomTree Asia-Pacific ex-Japan Fund (AXJL)

June 30, 2011

Investments	Shares	Fair Value
XL Axiata Tbk PT	81,000	$58,090

Total Indonesia		2,701,601

Malaysia - 6.2%
AMMB Holdings Bhd	44,400	95,726
Axiata Group Bhd	92,100	152,814
CIMB Group Holdings Bhd	63,000	186,319
DiGi.Com Bhd	25,600	246,208
Genting Bhd	13,700	50,907
Genting Malaysia Bhd	75,700	90,253
Hong Leong Bank Bhd	16,700	74,001
IOI Corp. Bhd	128,100	224,848
Kuala Lumpur Kepong Bhd	16,800	123,295
Malayan Banking Bhd	331,500	981,490
Maxis Bhd	269,400	488,926
MISC Bhd	121,300	295,266
Petronas Dagangan Bhd	20,800	110,906
Petronas Gas Bhd	49,400	216,283
PLUS Expressways Bhd	54,300	81,284
Public Bank Bhd	90,200	397,304
RHB Capital Bhd	31,600	95,862
Sime Darby Bhd	37,500	114,630
Tenaga Nasional Bhd	88,700	198,874
YTL Power International Bhd	217,400	158,397

Total Malaysia		4,383,593

Philippines - 1.1%
Aboitiz Equity Ventures, Inc.	118,600	114,946
Aboitiz Power Corp.	182,400	131,744
Manila Electric Co.	15,030	95,102
Philippine Long Distance Telephone Co.	6,840	364,926
San Miguel Corp.	10,300	27,381
SM Investments Corp.	5,530	68,208

Total Philippines		802,307

Singapore - 6.4%
City Developments Ltd.	10,000	84,718
DBS Group Holdings Ltd.	39,017	465,941
Fraser and Neave Ltd.	24,970	117,771
Jardine Cycle & Carriage Ltd.	6,676	233,845
Keppel Corp., Ltd.	34,235	308,996
Oversea-Chinese Banking Corp., Ltd.	62,517	476,669
SembCorp Industries Ltd.	36,116	146,806
SembCorp Marine Ltd.(b)	80,757	348,658
Singapore Airlines Ltd.	15,557	179,699
Singapore Exchange Ltd.	23,869	146,410
Singapore Technologies Engineering Ltd.	90,625	222,207
Singapore Telecommunications Ltd.	423,577	1,090,342
United Overseas Bank Ltd.	33,574	538,234
Wilmar International Ltd.	38,781	171,223

Total Singapore		4,531,519

South Korea - 7.7%
Cheil Industries, Inc.	165	19,705
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	1,020	43,230
Doosan Heavy Industries And Construction Co., Ltd.	716	37,891
GS Engineering & Construction Corp.	211	25,692
GS Holdings	742	54,278
Hana Financial Group, Inc.	2,270	79,306
Hankook Tire Co., Ltd.	790	33,704
Hanwha Chem Corp.	710	33,517
Honam Petrochemical Corp.	70	25,931
Hynix Semiconductor, Inc.	1,780	41,764
Hyundai Engineering & Construction Co., Ltd.	504	40,645
Hyundai Glovis Co., Ltd.	88	14,177
Hyundai Heavy Industries Co., Ltd.	580	240,931
Hyundai Mobis	225	84,297
Hyundai Motor Co.	788	174,923
Hyundai Steel Co.	178	21,590
Industrial Bank of Korea	6,340	110,749
Kangwon Land, Inc.	4,230	113,312
Kia Motors Corp.	1,626	110,111
Korea Exchange Bank	41,290	371,268
Korea Kumho Petrochemical Co.	56	12,326
Korea Life Insurance Co., Ltd.	6,420	46,542
Korea Zinc Co., Ltd.	63	24,164
KT Corp. ADR	18,300	355,752
KT&G Corp.	3,559	221,344
LG Chem Ltd.	300	137,124
LG Corp.	1,162	87,396
LG Display Co., Ltd.	2,990	82,756
LG Electronics, Inc.	200	15,529
LG Household & Health Care Ltd.	63	27,085
Lotte Shopping Co., Ltd.	51	24,314
NCSoft Corp.	27	7,359
OCI Co., Ltd.	96	36,237
POSCO	1,121	487,186
Samsung C&T Corp.	514	39,477
Samsung Electro-Mechanics Co., Ltd.	451	38,947
Samsung Electronics Co., Ltd.	929	718,732
Samsung Engineering Co., Ltd.	212	50,635
Samsung Fire & Marine Insurance Co., Ltd.	354	82,229
Samsung Heavy Industries Co., Ltd.	1,300	57,959
Samsung Life Insurance Co., Ltd.	1,465	130,356
Samsung SDI Co., Ltd.	251	38,438
Shinhan Financial Group Co., Ltd.	3,924	187,076
SK C&C Co., Ltd.	143	17,412
SK Holdings Co., Ltd.	231	40,027
SK Innovation Co., Ltd.	463	86,949
SK Telecom Co., Ltd. ADR	21,800	407,660
S-Oil Corp.	1,079	138,962
Woori Finance Holdings Co., Ltd.	8,100	105,835

Total South Korea		5,382,829

Taiwan - 12.1%
Acer, Inc.	90,000	156,666
Advanced Semiconductor Engineering, Inc.	29,000	31,803
Asustek Computer, Inc.*	17,000	168,677
Cathay Financial Holding Co., Ltd.	56,000	86,661
Chang Hwa Commercial Bank	39,000	32,043
Cheng Shin Rubber Industry Co., Ltd.	24,000	68,933
China Steel Corp.	216,000	260,191
Chinatrust Financial Holding Co., Ltd.	126,000	109,666
Chunghwa Telecom Co., Ltd.	228,000	784,250
Compal Electronics, Inc.	167,000	204,655
Delta Electronics, Inc.	49,000	179,975
Far Eastern New Century Corp.	71,000	110,615
Far EasTone Telecommunications Co., Ltd.	111,000	176,991
First Financial Holding Co., Ltd.	69,000	57,053
Formosa Chemicals & Fibre Corp.	127,000	473,097
Formosa Petrochemical Corp.	202,000	710,289
Formosa Plastics Corp.	119,000	428,795
Foxconn Technology Co., Ltd.	3,000	12,429
Fubon Financial Holding Co., Ltd.	219,000	336,618
Hon Hai Precision Industry Co., Ltd.	95,000	325,779
HTC Corp.	9,000	302,679
MediaTek, Inc.	49,000	532,247
Mega Financial Holding Co., Ltd.	248,000	216,715
Nan Ya Plastics Corp.	103,000	274,681
President Chain Store Corp.	13,000	75,130

See Notes to Schedule of Investments.

68    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Asia-Pacific ex-Japan Fund (AXJL)

June 30, 2011

Investments	Shares	Fair Value
Quanta Computer, Inc.	115,000	$272,251
Taiwan Cement Corp.	79,000	117,715
Taiwan Cooperative Bank	29,000	23,575
Taiwan Mobile Co., Ltd.	131,000	354,824
Taiwan Semiconductor Manufacturing Co., Ltd.	560,000	1,407,628
Uni-President Enterprises Corp.	45,000	65,173
United Microelectronics Corp.	244,000	121,051

Total Taiwan		8,478,855

Thailand - 3.8%
Advanced Info Service PCL	116,700	395,014
Bangkok Bank PCL	26,900	138,330
Bank of Ayudhya PCL NVDR	67,900	60,773
Banpu PCL	4,600	107,196
Charoen Pokphand Foods PCL	157,800	151,509
CP ALL PCL	80,600	116,080
Indorama Ventures PCL	41,300	62,504
Kasikornbank PCL NVDR	18,100	72,459
Krung Thai Bank PCL	176,300	107,874
PTT Chemical PCL	17,700	84,683
PTT Exploration & Production PCL	56,400	313,894
PTT PCL	47,500	517,901
Siam Cement PCL NVDR	24,900	286,077
Siam Commercial Bank PCL	52,400	189,305
Thai Oil PCL	32,000	77,592

Total Thailand		2,681,191

TOTAL COMMON STOCKS (Cost: $62,878,534)		67,971,554

EXCHANGE-TRADED FUNDS - 3.2%

United States - 3.2%
WisdomTree Global ex-US Real Estate Fund(c)	14,176	409,119
WisdomTree India Earnings Fund(b)(c)	75,163	1,800,906

TOTAL EXCHANGE-TRADED FUNDS (Cost: $2,120,152)		2,210,025

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.5%

MONEY MARKET FUND - 3.5%
Dreyfus Institutional Preferred Money Market Fund, 0.15%(d) (Cost: $2,487,082)(e)	2,487,082	2,487,082

TOTAL INVESTMENTS IN SECURITIES - 103.4% (Cost: $67,485,768)(f)		72,668,661
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (3.4)%		(2,374,863)

NET ASSETS - 100.0%		$70,293,798

ADR	-	American Depositary Receipt
NVDR	-	Non Voting Depositary Receipt
PCL	-	Public Company Limited

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Security, or portion thereof, was on loan at June 30, 2011 (See Note 2).
(c)	Affiliated company (See Note 4).
(d)	Interest rate shown reflects yield as of June 30, 2011.
(e)	At June 30, 2011, the total market value of the Fund’s securities on loan was $2,411,937 and the total market value of the collateral held by the Fund was $2,487,082.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    69

Schedule of Investments (unaudited)

WisdomTree Australia Dividend Fund (AUSE)

June 30, 2011

Investments	Shares	Fair Value
COMMON STOCKS - 99.6%

Agriculture - 1.2%
GrainCorp Ltd.	74,300	$660,228

Banks - 11.7%
Australia & New Zealand Banking Group Ltd.	58,413	1,375,813
Commonwealth Bank of Australia	24,290	1,360,054
National Australia Bank Ltd.	46,894	1,286,244
Suncorp Group Ltd.	101,965	888,592
Westpac Banking Corp.	63,984	1,524,838

Total Banks		6,435,541

Beverages - 4.5%
Coca-Cola Amatil Ltd.	72,284	883,762
Foster’s Group Ltd.	286,378	1,578,970

Total Beverages		2,462,732

Biotechnology - 1.0%
CSL Ltd.	14,721	521,035

Chemicals - 1.0%
Incitec Pivot Ltd.	132,415	547,207

Coal - 1.2%
New Hope Corp., Ltd.	73,400	410,198
Whitehaven Coal Ltd.	40,012	249,739

Total Coal		659,937

Commercial Services - 1.3%
Brambles Ltd.	91,282	705,585

Computers - 1.1%
Computershare Ltd.	65,469	621,708

Diversified Financial Services - 2.0%
Macquarie Group Ltd.	33,456	1,119,312

Electric - 1.7%
AGL Energy Ltd.	57,994	909,594

Engineering & Construction - 6.3%
Boart Longyear Ltd.	64,774	276,695
Leighton Holdings Ltd.	50,061	1,117,462
Transfield Services Ltd.	191,921	688,326
UGL Ltd.	60,063	892,532
WorleyParsons Ltd.	17,097	516,906

Total Engineering & Construction		3,491,921

Entertainment - 2.9%
TABCORP Holdings Ltd.	158,537	558,411
Tatts Group Ltd.	405,729	1,042,496

Total Entertainment		1,600,907

Food - 8.7%
Goodman Fielder Ltd.	2,029,562	2,303,219
Metcash Ltd.	342,707	1,522,643
Woolworths Ltd.	33,330	990,206

Total Food		4,816,068

Healthcare-Products - 1.0%
Cochlear Ltd.	6,961	536,576

Healthcare-Services - 4.5%
Primary Health Care Ltd.	221,435	813,144
Ramsay Health Care Ltd.	29,139	567,147
Sonic Healthcare Ltd.	80,293	1,106,326

Total Healthcare-Services		2,486,617

Insurance - 5.8%
AMP Ltd.	173,371	907,637
Insurance Australia Group Ltd.	212,353	772,973
QBE Insurance Group Ltd.	81,606	1,507,087

Total Insurance		3,187,697

Internet - 4.1%
carsales.com.au Ltd.	156,153	785,733
Iress Market Technology Ltd.	85,026	820,170
REA Group Ltd.	17,434	222,112
Seek Ltd.	59,583	410,805

Total Internet		2,238,820

Iron/Steel - 0.2%
Fortescue Metals Group Ltd.	14,430	98,100

Leisure Time - 1.5%
Flight Centre Ltd.	35,459	820,747

Lodging - 1.7%
Crown Ltd.	96,922	926,618

Media - 1.0%
Fairfax Media Ltd.(a)	541,113	567,729

Mining - 7.1%
Alumina Ltd.	240,595	543,496
BHP Billiton Ltd.	9,741	456,778
Iluka Resources Ltd.	7,693	138,202
Mineral Resources Ltd.	38,545	474,562
Newcrest Mining Ltd.	3,890	157,048
Orica Ltd.	27,280	786,808
OZ Minerals Ltd.	71,945	1,016,721
Rio Tinto Ltd.	4,012	356,462

Total Mining		3,930,077

Miscellaneous Manufacturing - 1.8%
Ansell Ltd.	33,551	508,623
Campbell Brothers Ltd.	10,274	503,330

Total Miscellaneous Manufacturing		1,011,953

Oil & Gas - 4.8%
Beach Energy Ltd.	369,337	361,802
Caltex Australia Ltd.	62,653	788,817
Origin Energy Ltd.	32,048	541,764
Santos Ltd.	33,610	487,208
Woodside Petroleum Ltd.	10,474	459,752

Total Oil & Gas		2,639,343

Packaging & Containers - 1.9%
Amcor Ltd.	133,862	1,031,851

REITS - 0.1%
Westfield Retail Trust	17,001	49,325

Retail - 13.1%
David Jones Ltd.(a)	362,522	1,575,751
Harvey Norman Holdings Ltd.	418,653	1,116,042
JB Hi-Fi Ltd.(a)	63,439	1,159,356
Myer Holdings Ltd.	575,411	1,626,332
Wesfarmers Ltd.	31,335	1,068,480
Wesfarmers Ltd. PPS	19,893	686,842

Total Retail		7,232,803

Telecommunications - 4.4%
Telstra Corp., Ltd.	620,131	1,918,706
TPG Telecom Ltd.	292,453	527,574

Total Telecommunications		2,446,280

Transportation - 2.0%
Asciano Ltd.	83,945	147,389
Toll Holdings Ltd.	185,613	963,778

See Notes to Schedule of Investments.

70    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Australia Dividend Fund (AUSE)

June 30, 2011

Investments	Shares	Fair Value
Total Transportation		1,111,167

TOTAL COMMON STOCKS (Cost: $51,976,176)		54,867,478

SHORT-TERM INVESTMENT - 0.0%

MONEY MARKET FUND - 0.0%
Invesco Treasury Fund Private Class, 0.02%(b) (Cost: $3,157)	3,157	3,157

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.0%

MONEY MARKET FUND - 2.0%
Dreyfus Institutional Preferred Money Market Fund, 0.15%(c) (Cost: $1,120,871)(d)	1,120,871	1,120,871

TOTAL INVESTMENTS IN SECURITIES - 101.6% (Cost: $53,100,204)(e)		55,991,506
Liabilities in Excess of Foreign Currency and Other Assets - (1.6)%		(891,395)

NET ASSETS - 100.0%		$55,100,111

PPS	-	Price Protected Shares

(a)	Security, or portion thereof, was on loan at June 30, 2011 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2011.
(c)	Interest rate shown reflects yield as of June 30, 2011.
(d)	At June 30, 2011, the total market value of the Fund’s securities on loan was $1,065,532 and the total market value of the collateral held by the Fund was $1,120,871.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    71

Schedule of Investments (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2011

Investments	Shares	Fair Value
COMMON STOCKS - 99.3%

Australia - 11.9%
AMP Ltd.	68,597	$359,121
Australia & New Zealand Banking Group Ltd.	81,361	1,916,311
BHP Billiton Ltd.	39,520	1,853,182
Brambles Ltd.	32,617	252,121
Commonwealth Bank of Australia	46,458	2,601,293
CSL Ltd.	8,019	283,825
Macquarie Group Ltd.	10,393	347,711
National Australia Bank Ltd.	64,743	1,775,820
Origin Energy Ltd.	17,806	301,006
QBE Insurance Group Ltd.	39,633	731,936
Rio Tinto Ltd.	4,327	384,450
Telstra Corp., Ltd.	567,082	1,754,571
Wesfarmers Ltd.	26,708	910,705
Westpac Banking Corp.	103,235	2,460,250
Woodside Petroleum Ltd.	11,584	508,475
Woolworths Ltd.	28,516	847,186

Total Australia		17,287,963

Austria - 0.2%
Bank Austria Creditanstalt AG*†(a)	1,715	—
OMV AG	6,681	291,804

Total Austria		291,804

Belgium - 0.8%
Anheuser-Busch InBev N.V.	12,198	707,410
Belgacom S.A.	13,128	468,132

Total Belgium		1,175,542

Denmark - 0.3%
Novo Nordisk A/S Class B	3,536	443,667

Finland - 1.2%
Fortum Oyj	15,865	459,347
Nokia Oyj	129,410	838,684
Sampo Oyj Class A	12,050	389,072

Total Finland		1,687,103

France - 14.3%
Air Liquide S.A.(b)	3,237	463,872
Alstom S.A.(b)	4,221	260,214
AXA S.A.	37,549	853,081
BNP Paribas S.A.	17,119	1,321,167
Bouygues S.A.	7,544	331,575
Carrefour S.A.(b)	9,332	383,169
Christian Dior S.A.	2,481	390,283
CNP Assurances	14,085	307,032
Compagnie de Saint-Gobain	5,609	363,143
Credit Agricole S.A.	37,401	562,322
Danone	6,648	495,906
Electricite de France S.A.	25,606	1,006,269
France Telecom S.A.	88,615	1,884,135
GDF Suez	48,360	1,769,344
Lafarge S.A.(b)	5,024	320,097
L’Oreal S.A.	5,054	656,254
LVMH Moet Hennessy Louis Vuitton S.A.	4,128	742,736
Natixis	71,759	359,977
Pernod-Ricard S.A.	2,455	241,931
PPR	2,043	363,739
Sanofi	22,343	1,795,922
Schneider Electric S.A.	3,519	587,753
Societe Generale S.A.	11,939	708,315
Total S.A.	48,798	2,821,499
Veolia Environnement S.A.	10,268	289,553
Vinci S.A.	9,313	596,403
Vivendi S.A.	32,538	904,584

Total France		20,780,275

Germany - 9.5%
Allianz SE	7,937	1,108,513
BASF SE	12,753	1,249,364
Bayer AG	8,793	706,778
Bayerische Motoren Werke AG	4,969	495,728
Daimler AG	15,657	1,178,145
Deutsche Bank AG	7,172	423,731
Deutsche Boerse AG	3,849	292,417
Deutsche Post AG	26,477	508,636
Deutsche Telekom AG	103,937	1,629,744
E.ON AG	55,742	1,582,810
Linde AG	1,777	311,485
Metro AG	4,918	297,978
Muenchener Rueckversicherungs AG	4,141	633,103
RWE AG	17,614	976,432
SAP AG	8,603	520,750
Siemens AG	10,368	1,423,534
Volkswagen AG	2,291	420,847

Total Germany		13,759,995

Hong Kong - 5.0%
BOC Hong Kong Holdings Ltd.	173,000	502,464
Cheung Kong Holdings Ltd.	29,000	424,122
China Mobile Ltd.	307,919	2,849,178
CLP Holdings Ltd.	24,000	212,665
CNOOC Ltd.	422,529	986,105
Hang Seng Bank Ltd.	29,295	467,967
Hong Kong Exchanges and Clearing Ltd.	14,300	299,737
Hutchison Whampoa Ltd.	42,000	453,398
MTR Corp.	58,500	207,499
Power Assets Holdings Ltd.(b)	24,000	181,668
Sun Hung Kai Properties Ltd.	29,442	428,694
Wharf Holdings Ltd.	31,000	215,332

Total Hong Kong		7,228,829

Ireland - 0.2%
CRH PLC	12,558	278,024

Italy - 4.0%
Assicurazioni Generali SpA	19,548	412,371
Atlantia SpA	14,986	318,959
Enel SpA	179,430	1,171,699
ENI SpA	85,648	2,025,321
Intesa Sanpaolo SpA	199,444	530,905
Saipem SpA	4,408	227,517
Snam Rete Gas SpA	85,585	506,765
Telecom Italia SpA	215,618	299,953
UniCredit SpA	148,519	314,382

Total Italy		5,807,872

Japan - 9.3%
Astellas Pharma, Inc.	8,900	343,283
Canon, Inc.(b)	18,300	863,336
Chubu Electric Power Co., Inc.	12,700	246,892
Daiichi Sankyo Co., Ltd.	14,100	273,934
Denso Corp.	6,600	243,700
East Japan Railway Co.	4,700	267,707
FANUC Corp.	1,800	298,217
Honda Motor Co., Ltd.	12,700	485,135
Japan Tobacco, Inc.	85	325,749
JX Holdings, Inc.	34,000	226,919
Kansai Electric Power Co., Inc. (The)	14,800	293,214
KDDI Corp.	43	307,219
Mitsubishi Corp.	21,300	527,489

See Notes to Schedule of Investments.

72    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2011

Investments	Shares	Fair Value
Mitsubishi UFJ Financial Group, Inc.	155,400	$750,446
Mitsui & Co., Ltd.	25,900	443,853
Mitsui Fudosan Co., Ltd.	13,000	221,818
Mizuho Financial Group, Inc.	390,098	637,604
MS&AD Insurance Group Holdings	11,000	255,523
Nintendo Co., Ltd.	2,600	485,166
Nippon Steel Corp.	77,000	247,895
Nippon Telegraph & Telephone Corp.	17,094	818,082
Nissan Motor Co., Ltd.	25,000	260,649
Nomura Holdings, Inc.	44,700	219,183
NTT DoCoMo, Inc.	589	1,042,930
Seven & I Holdings Co., Ltd.	12,300	328,518
Shin-Etsu Chemical Co., Ltd.	5,500	292,502
Sumitomo Corp.	18,300	246,764
Sumitomo Mitsui Financial Group, Inc.	22,900	699,817
Takeda Pharmaceutical Co., Ltd.	15,200	699,207
Tokio Marine Holdings, Inc.	10,400	289,103
Toyota Motor Corp.	19,900	813,150

Total Japan		13,455,004

Netherlands - 1.7%
Akzo Nobel N.V.	3,639	229,506
Heineken N.V.	5,064	304,474
Koninklijke KPN N.V.	44,023	640,182
Koninklijke Philips Electronics N.V.	17,697	454,403
Unilever N.V. CVA	24,114	790,308

Total Netherlands		2,418,873

Norway - 1.6%
DnB NOR ASA	32,841	460,286
Statoil ASA	55,193	1,405,169
Telenor ASA	29,502	485,794

Total Norway		2,351,249

Portugal - 0.2%
EDP-Energias de Portugal S.A.	101,388	359,996

Singapore - 1.4%
DBS Group Holdings Ltd.	27,000	322,434
Keppel Corp., Ltd.	42,000	379,081
Oversea-Chinese Banking Corp., Ltd.	41,000	312,610
Singapore Telecommunications Ltd.	284,500	732,340
United Overseas Bank Ltd.	23,000	368,719

Total Singapore		2,115,184

Spain - 7.6%
ACS Actividades de Construccion y Servicios, S.A.(b)	7,937	374,222
Banco Bilbao Vizcaya Argentaria S.A.	67,840	795,714
Banco Santander S.A.	214,406	2,475,349
CaixaBank	86,752	605,366
Endesa S.A.(b)	17,588	585,479
Gas Natural SDG S.A.(b)	22,188	464,685
Iberdrola S.A.*	103,633	922,098
Inditex S.A.	6,344	577,992
Mapfre S.A.	75,962	281,942
Repsol YPF S.A.(b)	20,174	700,227
Telefonica S.A.	135,954	3,323,321

Total Spain		11,106,395

Sweden - 2.9%
AB Volvo Class A	21,766	380,471
Atlas Copco AB Class A	11,269	297,349
Hennes & Mauritz AB Class B	27,298	943,526
Nordea Bank AB	52,541	566,206
Sandvik AB	16,374	287,775
Skandinaviska Enskilda Banken AB Class A	27,821	227,945
Svenska Handelsbanken AB Class A	10,112	312,652
Telefonaktiebolaget LM Ericsson Class B	33,146	479,064
TeliaSonera AB	93,170	685,111

Total Sweden		4,180,099

Switzerland - 8.0%
ABB Ltd.	26,306	681,082
Credit Suisse Group AG	15,954	619,591
Holcim Ltd.	3,919	295,321
Nestle S.A.	43,685	2,710,857
Novartis AG	39,206	2,397,992
Roche Holding AG	3,024	533,330
Roche Holding AG-Genusschein	10,847	1,812,557
SGS S.A.	167	316,546
Swiss Re Ltd.	8,417	471,932
Swisscom AG	1,123	514,153
Syngenta AG	996	335,706
Zurich Financial Services AG	3,962	1,000,381

Total Switzerland		11,689,448

United Kingdom - 19.2%
Anglo American PLC	8,173	405,122
Antofagasta PLC	26,065	583,334
AstraZeneca PLC	28,244	1,409,302
Aviva PLC	68,721	484,341
BAE Systems PLC	66,264	338,832
Barclays PLC	102,173	420,665
BG Group PLC	16,319	370,459
BHP Billiton PLC	24,024	945,720
BP PLC	145,235	1,069,423
British American Tobacco PLC	34,768	1,524,398
British Sky Broadcasting Group PLC	20,452	277,946
BT Group PLC	110,362	357,019
Centrica PLC	87,008	451,608
Compass Group PLC	28,378	273,812
Diageo PLC	32,055	655,121
Eurasian Natural Resources Corp. PLC	18,854	236,554
GlaxoSmithKline PLC	103,493	2,216,480
HSBC Holdings PLC	248,015	2,462,320
Imperial Tobacco Group PLC	16,808	558,847
International Power PLC	49,331	254,782
National Grid PLC	62,042	610,083
Pearson PLC	14,328	270,514
Prudential PLC	38,738	447,782
Reckitt Benckiser Group PLC	10,403	574,532
Rio Tinto PLC	10,449	753,297
Royal Dutch Shell PLC Class A	67,796	2,414,141
Royal Dutch Shell PLC Class B	42,764	1,526,898
SABMiller PLC	15,137	552,013
Scottish & Southern Energy PLC	15,955	356,817
Standard Chartered PLC	25,115	660,456
Tesco PLC	106,939	690,175
Unilever PLC	20,303	653,865
Vodafone Group PLC	1,097,205	2,911,774
Xstrata PLC	11,657	256,673

Total United Kingdom		27,975,105

TOTAL COMMON STOCKS (Cost: $137,361,286)		144,392,427

EXCHANGE-TRADED FUND - 0.3%

United States - 0.3%
WisdomTree International MidCap Dividend Fund(c) (Cost: $408,351)	7,656	413,542

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    73

Schedule of Investments (unaudited) (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2011

Investments	Shares	Fair Value
RIGHTS - 0.0%

Spain - 0.0%
CaixaBank, expiring 7/15/11* (Cost: $0)	86,752	$6,540

TOTAL LONG-TERM INVESTMENTS (Cost: $137,769,637)		144,812,509

SHORT-TERM INVESTMENT - 0.0%

MONEY MARKET FUND - 0.0%
Invesco Treasury Fund Private Class, 0.02%(d) (Cost: $44,937)	44,937	44,937

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.8%

MONEY MARKET FUND - 2.8%
Dreyfus Institutional Preferred Money Market Fund, 0.15%(e) (Cost: $4,012,302)(f)	4,012,302	4,012,302

TOTAL INVESTMENTS IN SECURITIES - 102.4% (Cost: $141,826,876)(g)		148,869,748
Liabilities in Excess of Foreign Currency and Other Assets - (2.4)%		(3,535,814)

NET ASSETS - 100.0%		$145,333,934

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.
(a)	Escrow security - additional shares issued as a result of a corporate action.
(b)	Security, or portion thereof, was on loan at June 30, 2011 (See Note 2).
(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of June 30, 2011.
(e)	Interest rate shown reflects yield as of June 30, 2011.
(f)	At June 30, 2011, the total market value of the Fund’s securities on loan was $2,975,374 and the total market value of the collateral held by the Fund was $4,012,302.
(g)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

74    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

June 30, 2011

Investments	Shares	Fair Value
COMMON STOCKS - 98.6%

Australia - 15.9%
Amcor Ltd.	301,986	$2,327,804
BHP Billiton Ltd.	29,354	1,376,476
Brambles Ltd.	226,249	1,748,844
Coca-Cola Amatil Ltd.	162,036	1,981,092
CSL Ltd.	34,958	1,237,304
Foster’s Group Ltd.	630,673	3,477,271
Orica Ltd.	61,678	1,778,914
Origin Energy Ltd.	74,815	1,264,730
Santos Ltd.	77,259	1,119,940
Telstra Corp., Ltd.	1,490,356	4,611,211
Wesfarmers Ltd.	66,327	2,261,658
Woodside Petroleum Ltd.	27,328	1,199,551
Woolworths Ltd.	85,044	2,526,584

Total Australia		26,911,379

Austria - 0.8%
OMV AG	29,761	1,299,862

Belgium - 2.6%
Belgacom S.A.	91,766	3,272,287
Solvay S.A.	7,101	1,096,973

Total Belgium		4,369,260

Finland - 2.8%
Nokia Oyj	490,060	3,175,993
UPM-Kymmene Oyj	84,611	1,546,909

Total Finland		4,722,902

France - 13.3%
Accor S.A.	29,531	1,320,216
Bouygues S.A.	40,562	1,782,788
Cap Gemini S.A.	14,713	861,798
Casino Guichard Perrachon S.A.	12,511	1,179,039
France Telecom S.A.	154,862	3,292,681
GDF Suez	70,122	2,565,549
Lafarge S.A.(a)	22,407	1,427,631
Peugeot S.A.	28,360	1,269,304
Sanofi	22,730	1,827,029
Total S.A.	39,005	2,255,268
Veolia Environnement S.A.	68,693	1,937,113
Vivendi S.A.	97,682	2,715,643

Total France		22,434,059

Germany - 7.8%
BASF SE	14,328	1,403,661
Daimler AG	20,481	1,541,137
Deutsche Post AG	100,157	1,924,066
Deutsche Telekom AG	161,704	2,535,538
E.ON AG	97,861	2,778,792
RWE AG	53,502	2,965,882

Total Germany		13,149,076

Hong Kong - 1.3%
Cathay Pacific Airways Ltd.	928,000	2,149,084

Ireland - 1.0%
CRH PLC	74,047	1,639,341

Italy - 4.7%
Atlantia SpA	75,955	1,616,610
ENI SpA	93,548	2,212,133
Snam Rete Gas SpA	369,607	2,188,511
Terna Rete Elettrica Nazionale SpA	424,315	1,972,307

Total Italy		7,989,561

Japan - 8.5%
Astellas Pharma, Inc.	37,900	1,461,844
Canon, Inc.(a)	26,700	1,259,621
Daiichi Sankyo Co., Ltd.	68,900	1,338,585
Eisai Co., Ltd.(a)	42,500	1,649,796
Fujitsu Ltd.	145,000	822,313
Hoya Corp.	62,600	1,375,091
Kyocera Corp.	6,200	625,681
Murata Manufacturing Co., Ltd.	10,900	722,078
Nintendo Co., Ltd.	7,300	1,362,196
Sumitomo Metal Industries Ltd.	513,000	1,143,388
Takeda Pharmaceutical Co., Ltd.	38,300	1,761,819
Tokyo Electron Ltd.	14,100	762,964

Total Japan		14,285,376

Netherlands - 3.2%
Koninklijke KPN N.V.	186,873	2,717,504
Reed Elsevier N.V.	131,362	1,762,662
STMicroelectronics N.V.	88,943	885,913

Total Netherlands		5,366,079

Norway - 2.1%
Orkla ASA	193,444	1,849,552
Statoil ASA	65,738	1,673,636

Total Norway		3,523,188

Portugal - 3.1%
EDP-Energias de Portugal S.A.	662,384	2,351,914
Portugal Telecom, SGPS, S.A.(a)	301,307	2,986,741

Total Portugal		5,338,655

Singapore - 1.5%
SembCorp Marine Ltd.(a)	578,000	2,495,438

Spain - 7.2%
ACS Actividades de Construccion y Servicios, S.A.(a)	49,361	2,327,326
Cia Espanola de Petroleos S.A.	28,609	1,151,035
Ferrovial S.A.	133,152	1,682,627
Gas Natural SDG S.A.(a)	107,373	2,248,720
Repsol YPF S.A.(a)	42,716	1,482,646
Telefonica S.A.	137,308	3,356,419

Total Spain		12,248,773

Sweden - 2.1%
Hennes & Mauritz AB Class B	47,421	1,639,055
TeliaSonera AB	259,480	1,908,047

Total Sweden		3,547,102

Switzerland - 2.9%
Novartis AG	25,103	1,535,397
Roche Holding AG-Genusschein	9,502	1,587,805
Swisscom AG	3,758	1,720,557

Total Switzerland		4,843,759

United Kingdom - 17.8%
Antofagasta PLC	104,163	2,331,166
AstraZeneca PLC	38,975	1,944,752
BAE Systems PLC	410,570	2,099,392
British American Tobacco PLC	44,066	1,932,068
Compass Group PLC	123,018	1,186,971
GlaxoSmithKline PLC	95,281	2,040,606
Imperial Tobacco Group PLC	45,417	1,510,065
J. Sainsbury PLC	290,270	1,535,051
Marks & Spencer Group PLC	245,309	1,423,307
National Grid PLC	192,290	1,890,862
Pearson PLC	68,382	1,291,059
Reed Elsevier PLC	164,598	1,495,678
Royal Dutch Shell PLC Class B	58,362	2,083,828
Scottish & Southern Energy PLC	91,377	2,043,549
Tesco PLC	215,231	1,389,082

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    75

Schedule of Investments (unaudited) (concluded)

WisdomTree International Dividend ex-Financials Fund (DOO)

June 30, 2011

Investments	Shares	Fair Value
Unilever PLC	49,038	$1,579,286
Vodafone Group PLC	862,040	2,287,690

Total United Kingdom		30,064,412

TOTAL COMMON STOCKS (Cost: $153,714,806)		166,377,306

EXCHANGE-TRADED FUND - 1.0%

United States - 1.0%
WisdomTree International LargeCap Dividend Fund(a)(b) (Cost: $1,695,554)	35,848	1,715,327

SHORT-TERM INVESTMENT - 0.1%

MONEY MARKET FUND - 0.1%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $216,683)	216,683	216,683

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.6%

MONEY MARKET FUND - 4.6%
Dreyfus Institutional Preferred Money Market Fund, 0.15%(d) (Cost: $7,686,535)(e)	7,686,535	7,686,535

TOTAL INVESTMENTS IN SECURITIES - 104.3% (Cost: $163,313,578)(f)		175,995,851
Liabilities in Excess of Foreign Currency and Other Assets - (4.3)%		(7,298,210)

NET ASSETS - 100.0%		$168,697,641

(a)	Security, or portion thereof, was on loan at June 30, 2011 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2011.
(d)	Interest rate shown reflects yield as of June 30, 2011.
(e)	At June 30, 2011, the total market value of the Fund’s securities on loan was $7,312,667 and the total market value of the collateral held by the Fund was $7,686,535.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

76    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2011

Investments	Shares	Fair Value
COMMON STOCKS - 99.3%

Australia - 12.4%
AGL Energy Ltd.	43,796	$686,909
Alumina Ltd.	145,227	328,063
Amcor Ltd.	111,731	861,258
Bendigo and Adelaide Bank Ltd.	54,200	514,115
BlueScope Steel Ltd.	247,350	319,100
Boral Ltd.	46,101	217,165
Caltex Australia Ltd.	29,874	376,121
Campbell Brothers Ltd.	2,257	110,572
Coca-Cola Amatil Ltd.	70,271	859,151
Cochlear Ltd.	3,800	292,916
Computershare Ltd.	37,079	352,110
Crown Ltd.	80,955	773,967
Fairfax Media Ltd.	205,684	215,801
Flight Centre Ltd.	8,981	207,877
Foster’s Group Ltd.	239,109	1,318,348
Harvey Norman Holdings Ltd.(a)	130,306	347,369
Incitec Pivot Ltd.	84,349	348,573
Insurance Australia Group Ltd.	173,083	630,029
Leighton Holdings Ltd.	43,655	974,467
Lend Lease Group(b)	25,387	243,798
MacArthur Coal Ltd.	24,895	291,846
Metcash Ltd.	117,034	519,981
New Hope Corp., Ltd.	45,896	256,491
OneSteel Ltd.	216,885	429,564
Orica Ltd.	29,378	847,319
OZ Minerals Ltd.	37,529	530,357
Platinum Asset Management Ltd.(a)	90,721	400,159
Ramsay Health Care Ltd.	13,385	260,519
Seek Ltd.	15,393	106,129
Sims Metal Management Ltd.	6,857	129,570
Sonic Healthcare Ltd.	42,546	586,225
Suncorp Group Ltd.	112,759	982,659
TABCORP Holdings Ltd.	218,648	770,138
Tatts Group Ltd.	174,615	448,663
Toll Holdings Ltd.	69,397	360,338
UGL Ltd.	20,483	304,376
Washington H. Soul Pattinson & Co., Ltd.	10,059	141,076
Wesfarmers Ltd. PPS	9,571	330,456
Westfield Retail Trust	30,463	88,383
Whitehaven Coal Ltd.	16,278	101,601
WorleyParsons Ltd.	14,273	431,526

Total Australia		18,295,085

Austria - 1.3%
Andritz AG	2,763	284,421
EVN AG	13,261	229,948
Strabag SE	7,048	209,429
Telekom Austria AG	40,316	514,379
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,918	325,190
Voestalpine AG	7,044	388,748

Total Austria		1,952,115

Belgium - 2.0%
Ageas	188,981	512,643
Bekaert S.A.	2,538	193,185
Colruyt S.A.	7,609	380,601
Delhaize Group S.A.	5,400	404,769
Elia System Operator S.A.	4,039	172,457
Mobistar S.A.	6,339	481,403
UCB S.A.	8,674	389,667
Umicore S.A.(a)	6,388	348,330

Total Belgium		2,883,055

Denmark - 0.6%
Coloplast A/S Class B	818	124,180
FLSmidth & Co. A/S	1,985	168,536
H. Lundbeck A/S	9,082	238,851
Novozymes A/S Class B	1,285	209,063
Pandora A/S	6,313	198,301

Total Denmark		938,931

Finland - 2.8%
Elisa Oyj	12,354	265,985
Kemira Oyj	8,500	147,145
Kesko Oyj Class B	3,534	164,370
Konecranes Oyj	3,260	132,437
Metso Oyj	8,097	459,833
Nokian Renkaat Oyj	5,118	256,743
Orion Oyj Class B	7,961	205,106
Pohjola Bank PLC Class A	26,862	347,397
Rautaruukki Oyj(a)	7,447	168,218
Sanoma Oyj(a)	24,710	457,853
Stora Enso Oyj Class R	24,940	261,612
UPM-Kymmene Oyj	37,274	681,466
Wartsila Oyj	12,646	427,017
YIT Oyj	5,813	145,298

Total Finland		4,120,480

France - 7.4%
Accor S.A.	12,674	566,605
Aeroports de Paris	3,884	365,297
Arkema S.A.	2,264	233,022
BioMerieux	886	102,842
Bourbon S.A.(a)	3,492	151,785
Bureau Veritas S.A.	3,971	335,308
Cap Gemini S.A.	6,778	397,014
CFAO S.A.	4,492	194,600
Dassault Systemes S.A.	2,667	227,017
Edenred	7,189	219,299
Eiffage S.A.	3,878	256,555
Eramet	257	85,104
Etablissements Maurel et Prom	4,653	114,044
Euler Hermes S.A.	942	79,569
Eutelsat Communications S.A.	10,769	484,016
ICADE	3,288	405,347
Imerys S.A.	2,678	188,680
Ipsen S.A.	4,082	144,761
Klepierre	10,624	438,452
Lagardere SCA	6,920	292,310
Legrand S.A.	13,691	576,540
M-6 Metropole Television S.A.	13,540	313,212
Neopost S.A.	2,349	201,753
Nexity S.A.	2,707	129,320
PagesJaunes Groupe(a)	25,708	231,128
Peugeot S.A.	13,636	610,304
Publicis Groupe S.A.(a)	5,252	292,782
Remy Cointreau S.A.	2,654	223,332
Rexel S.A.	7,835	194,249
Rhodia S.A.	2,700	122,448
Sa des Ciments Vicat	2,425	203,605
SCOR SE	19,486	553,734
SEB S.A.(a)	1,922	201,333
Societe BIC S.A.	3,263	315,264
Societe Television Francaise 1	13,334	242,427
Suez Environnement Co.	33,486	667,800
Thales S.A.	7,393	318,722
Zodiac Aerospace	2,433	211,755

Total France		10,891,335

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    77

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2011

Investments	Shares	Fair Value
Germany - 3.4%
Aixtron SE(a)	3,484	$118,856
Aurubis AG	2,426	157,752
Axel Springer AG	7,093	350,266
Bilfinger Berger SE	3,231	319,433
Celesio AG	9,271	184,821
Deutsche Lufthansa AG	22,388	487,700
Fielmann AG	2,521	280,782
Fraport AG Frankfurt Airport Services Worldwide	3,535	284,193
GEA Group AG	7,968	285,171
Hamburger Hafen und Logistik AG	2,532	109,984
Hannover Rueckversicherung AG	12,874	671,300
Hochtief AG	3,924	327,698
Lanxess AG	1,138	93,386
MTU Aero Engines Holding AG	1,492	119,148
Rheinmetall AG	1,505	133,213
Rhoen Klinikum AG	4,699	113,366
SMA Solar Technology AG(a)	2,205	245,587
Suedzucker AG	8,273	293,928
Symrise AG	8,282	263,928
United Internet AG Registered Shares	9,261	194,625

Total Germany		5,035,137

Hong Kong - 4.0%
Bank of East Asia Ltd.	96,200	395,000
Beijing Enterprises Holdings Ltd.	38,000	198,027
Cathay Pacific Airways Ltd.	319,000	738,748
China Agri-Industries Holdings Ltd.	84,000	88,952
China Merchants Holdings International Co., Ltd.	120,000	463,422
China Resources Enterprise Ltd.	62,000	253,378
China Resources Power Holdings Co., Ltd.	168,000	327,742
Citic Pacific Ltd.	142,000	354,396
Fosun International Ltd.	306,000	233,199
Fushan International Energy Group Ltd.	320,000	195,341
Guangdong Investment Ltd.(a)	418,808	223,902
Hang Lung Group Ltd.	37,000	234,422
Hopewell Holdings Ltd.	60,662	192,169
Hysan Development Co., Ltd.	54,000	266,834
Lenovo Group Ltd.(a)	266,000	152,122
New World Development Ltd.	135,482	204,757
PCCW Ltd.	584,000	251,425
Shanghai Industrial Holdings Ltd.	65,000	238,908
Sino Land Co., Ltd.	244,000	390,714
Sino-Ocean Land Holdings Ltd.(a)	392,500	199,749
Television Broadcasts Ltd.	37,074	244,897

Total Hong Kong		5,848,104

Ireland - 0.4%
DCC PLC	6,793	193,480
Dragon Oil PLC	18,222	152,855
Kerry Group PLC Class A	4,167	172,274
Paddy Power PLC	2,400	130,452

Total Ireland		649,061

Italy - 4.8%
A2A SpA(a)	185,464	288,793
ACEA SpA	27,194	278,947
Autogrill SpA	14,987	196,646
Banca Monte dei Paschi di Siena SpA	334,373	253,303
Banca Popolare dell’Emilia Romagna SCRL	12,446	139,396
Banca Popolare di Sondrio SCRL(a)	20,561	171,111
Banco Popolare SCRL	81,878	188,631
Davide Campari-Milano SpA	13,147	108,077
Exor SpA	4,335	135,444
Finmeccanica SpA	50,253	608,011
Iren SpA	166,521	299,374
Mediaset SpA(a)	196,935	925,675
Mediobanca SpA	42,758	433,019
Mediolanum SpA	42,951	198,276
Parmalat SpA	57,344	215,666
Pirelli & C SpA	27,356	295,482
Prysmian SpA	6,168	124,035
Societa Iniziative Autostradali e Servizi SpA	20,513	234,952
Telecom Italia SpA RSP	632,929	736,415
Terna Rete Elettrica Nazionale SpA(a)	203,149	944,280
Tod’s SpA	913	122,112
Unione di Banche Italiane SCPA	15,676	88,230

Total Italy		6,985,875

Japan - 21.8%
Aeon Co., Ltd.	24,600	294,859
Aisin Seiki Co., Ltd.	7,000	268,697
Ajinomoto Co., Inc.	20,000	236,008
Amada Co., Ltd.	13,000	99,158
Asahi Group Holdings Ltd.	9,200	183,977
Asahi Kasei Corp.	41,000	274,146
Bank of Kyoto Ltd. (The)	13,000	118,957
Bank of Yokohama Ltd. (The)	56,000	278,058
Brother Industries Ltd.	9,900	145,264
Chiba Bank Ltd. (The)	25,000	155,399
Chugai Pharmaceutical Co., Ltd.	21,400	348,717
Chugoku Bank Ltd. (The)	10,000	122,957
Chugoku Electric Power Co., Inc. (The)(a)	24,800	427,459
Cosmo Oil Co., Ltd.	60,000	169,391
Dai Nippon Printing Co., Ltd.	38,000	424,889
Daicel Chemical Industries Ltd.	13,000	85,314
Daihatsu Motor Co., Ltd.	19,000	320,901
Daikin Industries Ltd.	5,200	182,734
Dainippon Sumitomo Pharma Co., Ltd.	18,000	170,059
Daito Trust Construction Co., Ltd.	7,400	623,997
Daiwa House Industry Co., Ltd.	16,000	200,297
Daiwa Securities Group, Inc.	56,000	244,775
Denki Kagaku Kogyo K.K.	20,000	95,592
Eisai Co., Ltd.	19,900	772,493
FamilyMart Co., Ltd.	4,600	168,029
Fuji Heavy Industries Ltd.	19,000	146,335
Fujitsu Ltd.	75,000	425,334
Fukuoka Financial Group, Inc.	38,000	157,628
Furukawa Electric Co., Ltd.	23,000	95,121
GS Yuasa Corp.	13,000	86,119
Gunma Bank Ltd. (The)	22,000	115,503
Hachijuni Bank Ltd. (The)	19,000	106,104
Hankyu Hanshin Holdings, Inc.	35,000	137,816
Hirose Electric Co., Ltd.	1,600	162,853
Hiroshima Bank Ltd. (The)	22,000	95,344
Hisamitsu Pharmaceutical Co., Inc.	2,800	118,747
Hitachi Chemical Co., Ltd.	7,700	151,693
Hitachi High-Technologies Corp.	4,000	86,974
Hitachi Metals Ltd.	7,000	98,205
Hokkaido Electric Power Co., Inc.	15,300	253,295
Hokuhoku Financial Group, Inc.	76,000	149,629
Hokuriku Electric Power Co.	8,500	161,454
Hoya Corp.	25,000	549,158
Ibiden Co., Ltd.	3,900	120,970
Idemitsu Kosan Co., Ltd.	1,400	148,390
Isetan Mitsukoshi Holdings Ltd.	8,300	80,677
Isuzu Motors Ltd.	23,000	107,937
Japan Petroleum Exploration Co.	2,000	93,239

See Notes to Schedule of Investments.

78    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2011

Investments	Shares	Fair Value
Japan Steel Works Ltd. (The)	18,000	$122,363
JGC Corp.	5,000	135,896
Joyo Bank Ltd. (The)	48,000	200,297
JS Group Corp.	10,500	268,871
JSR Corp.	9,900	190,253
JTEKT Corp.	5,700	83,213
Kajima Corp.	51,000	145,245
Kaneka Corp.	23,000	150,087
Kansai Paint Co., Ltd.	9,000	81,464
Kawasaki Kisen Kaisha Ltd.	44,000	152,551
Keikyu Corp.	13,000	93,363
Keio Corp.	23,000	126,164
Kintetsu Corp.(a)	55,000	175,706
Kobe Steel Ltd.	87,000	196,062
Konami Corp.	6,100	143,209
Konica Minolta Holdings, Inc.	18,000	149,108
Kuraray Co., Ltd.	16,700	242,973
Kurita Water Industries Ltd.	4,000	118,474
Kyowa Hakko Kirin Co., Ltd.	21,000	198,923
Kyushu Electric Power Co., Inc.	36,400	652,189
Lawson, Inc.	7,400	386,218
Makita Corp.	5,500	254,024
Maruichi Steel Tube Ltd.	3,900	96,100
Mazda Motor Corp.*	44,000	114,958
MEIJI Holdings Co., Ltd.	3,000	125,743
Mitsubishi Chemical Holdings Corp.	43,000	302,427
Mitsubishi Tanabe Pharma Corp.	20,500	341,413
Mitsui Chemicals, Inc.	36,000	130,163
Mitsui O.S.K. Lines Ltd.	48,000	256,166
Mizuho Trust & Banking Co., Ltd.	133,000	116,927
Namco Bandai Holdings, Inc.	15,400	184,205
NGK Insulators Ltd.	8,000	147,796
NGK Spark Plug Co., Ltd.	9,000	123,365
NHK Spring Co., Ltd.	9,000	91,270
Nikon Corp.	5,300	123,969
Nippon Electric Glass Co., Ltd.	10,000	127,043
Nippon Express Co., Ltd.	47,000	189,141
Nippon Paper Group, Inc.	8,200	180,936
Nippon Sheet Glass Co., Ltd.	29,000	89,413
Nippon Yusen K.K.	91,000	335,785
Nisshin Seifun Group, Inc.	10,000	124,071
Nissin Foods Holdings Co., Ltd.	4,700	170,343
Nitto Denko Corp.	5,500	276,839
NKSJ Holdings, Inc.	105,000	687,779
Nomura Real Estate Holdings, Inc.	6,900	114,060
Nomura Research Institute Ltd.	10,500	228,176
NSK Ltd.	8,000	79,148
NTN Corp.	20,000	112,927
Obayashi Corp.	35,000	151,684
Odakyu Electric Railway Co., Ltd.	13,000	102,699
OJI Paper Co., Ltd.	28,000	133,482
Olympus Corp.	4,600	153,846
Oracle Corp.	8,968	388,658
Oriental Land Co., Ltd.	2,200	185,785
ORIX Corp.	1,740	167,838
Osaka Gas Co., Ltd.	85,000	321,013
Resona Holdings, Inc.	137,500	643,574
Ricoh Co., Ltd.	44,000	484,349
Sankyo Co., Ltd.	5,900	302,817
Secom Co., Ltd.	7,600	361,838
Sega Sammy Holdings, Inc.	12,300	235,917
Seiko Epson Corp.	5,500	94,527
Sekisui Chemical Co., Ltd.	13,000	110,265
Sekisui House Ltd.	21,000	193,982
Sharp Corp.	37,000	334,906
Shikoku Electric Power Co., Inc.	13,500	305,071
Shimamura Co., Ltd.	1,100	104,334
Shimizu Corp.	36,000	148,886
Shionogi & Co., Ltd.	14,100	229,588
Shiseido Co., Ltd.	20,700	384,216
Shizuoka Bank Ltd. (The)	15,000	137,073
Showa Denko K.K.	50,000	102,774
Showa Shell Sekiyu K.K.	14,900	137,266
Sojitz Corp.	53,100	98,626
Sony Financial Holdings, Inc.	10,300	184,803
Stanley Electric Co., Ltd.	5,700	99,164
Sumitomo Chemical Co., Ltd.	57,000	282,318
Sumitomo Electric Industries Ltd.	18,300	264,439
Sumitomo Metal Industries Ltd.	233,000	519,316
Sumitomo Metal Mining Co., Ltd.	23,000	374,505
Sumitomo Realty & Development Co., Ltd.	8,000	177,216
Sumitomo Rubber Industries Ltd.	7,300	87,680
T&D Holdings, Inc.	13,100	309,008
Taisei Corp.	50,000	113,918
Taiyo Nippon Sanso Corp.	13,000	102,860
TDK Corp.	4,200	229,346
Tobu Railway Co., Ltd.	34,000	142,298
Toho Co., Ltd.	7,200	118,841
Toho Gas Co., Ltd.	21,000	113,113
Tohoku Electric Power Co., Inc.	50,700	728,860
Tokyo Broadcasting System Holdings, Inc.	7,100	85,189
Tokyo Electron Ltd.	6,900	373,366
Tokyo Gas Co., Ltd.	94,000	422,511
Tokyu Corp.	32,000	132,343
Tokyu Land Corp.	21,000	88,410
TonenGeneral Sekiyu K.K.(a)	39,104	478,390
Toppan Printing Co., Ltd.(a)	24,000	184,844
TOTO Ltd.	10,000	77,142
Toyo Suisan Kaisha Ltd.	4,000	94,106
Toyoda Gosei Co., Ltd.	3,900	87,938
Toyota Industries Corp.	8,400	275,111
Toyota Tsusho Corp.	8,800	149,609
Trend Micro, Inc.	5,600	172,590
Ube Industries Ltd.	30,000	89,524
USS Co., Ltd.	1,630	125,742
Yamato Holdings Co., Ltd.	12,500	195,177

Total Japan		32,092,159

Netherlands - 2.6%
Delta Lloyd N.V.	14,450	343,376
Fugro N.V. CVA	4,486	323,380
Gemalto N.V.	1,923	91,936
Imtech N.V.	2,327	82,287
Koninklijke Boskalis Westminster N.V.	6,254	295,641
Koninklijke Vopak N.V.	4,013	196,599
Nutreco N.V.	1,121	82,418
PostNL N.V.	48,868	414,621
Randstad Holding N.V.	7,976	368,602
Reed Elsevier N.V.	53,487	717,707
SBM Offshore N.V.	4,735	125,218
STMicroelectronics N.V.	44,138	439,635
Wolters Kluwer N.V.	13,714	303,816

Total Netherlands		3,785,236

New Zealand - 0.5%
Auckland International Airport Ltd.	76,920	141,351
Fletcher Building Ltd.	22,054	157,008
Telecom Corp. of New Zealand Ltd.	185,428	375,971

Total New Zealand		674,330

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    79

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2011

Investments	Shares	Fair Value
Norway - 2.5%
Aker Solutions ASA	13,890	$279,589
Fred Olsen Energy ASA	12,346	439,034
Gjensidige Forsikring ASA	47,109	583,874
Kongsberg Gruppen AS	4,681	133,483
Marine Harvest ASA	1,123,032	905,467
Orkla ASA	89,593	856,614
Schibsted ASA	4,209	135,085
Storebrand ASA	16,988	145,518
TGS Nopec Geophysical Co. ASA	5,144	145,055

Total Norway		3,623,719

Portugal - 1.7%
Banco Comercial Portugues S.A. Class R*	17,000	10,106
Banco Espirito Santo S.A.(a)	72,705	270,907
Brisa Auto-Estradas de Portugal S.A.	69,893	426,617
Cimpor Cimentos de Portugal, SGPS, S.A.	63,351	483,954
Portugal Telecom, SGPS, S.A.	133,103	1,319,399

Total Portugal		2,510,983

Singapore - 4.0%
City Developments Ltd.	24,000	203,324
ComfortDelGro Corp., Ltd.	163,000	193,858
Cosco Corp. Singapore Ltd.(a)	70,000	111,193
Fraser and Neave Ltd.	77,402	365,068
Keppel Land Ltd.	110,000	324,373
Neptune Orient Lines Ltd.	124,000	154,545
SATS Ltd.	95,000	201,206
SembCorp Industries Ltd.	114,000	463,392
SembCorp Marine Ltd.(a)	200,360	865,028
SIA Engineering Co., Ltd.	79,536	281,836
Singapore Exchange Ltd.	74,000	453,910
Singapore Press Holdings Ltd.(a)	199,148	632,679
Singapore Technologies Engineering Ltd.	229,000	561,494
SMRT Corp., Ltd.	124,000	194,949
StarHub Ltd.	193,594	439,986
Straits Asia Resources Ltd.	49,000	119,347
Yangzijiang Shipbuilding Holdings Ltd.	203,000	241,430

Total Singapore		5,807,618

Spain - 4.7%
Acciona S.A.	4,912	521,234
Acerinox S.A.(a)	21,928	399,947
Banco de Sabadell S.A.	141,685	585,452
Banco Espanol de Credito S.A.(a)	76,186	588,742
Banco Popular Espanol S.A.(a)	83,132	467,773
Bolsas y Mercados Espanoles S.A.(a)	8,356	248,659
Ebro Foods S.A.	13,577	313,576
Enagas S.A.(a)	22,533	545,907
Ferrovial S.A.	54,069	683,264
Grupo Catalana Occidente S.A.(a)	11,071	272,390
Indra Sistemas S.A.(a)	13,561	279,782
Mediaset Espana Comunicacion S.A.	44,724	388,475
Obrascon Huarte Lain S.A.	3,387	129,395
Prosegur Cia de Seguridad, S.A.	3,266	173,640
Red Electrica Corp. S.A.(a)	10,267	619,613
Sacyr Vallehermoso, S.A.	12,883	121,783
Tecnicas Reunidas S.A.	4,986	255,760
Zardoya Otis S.A.	20,319	299,308
Zardoya Otis S.A. - Temp Line*	2,000	29,461

Total Spain		6,924,161

Sweden - 5.4%
Alfa Laval AB	19,324	417,407
Assa Abloy AB Class B	15,275	411,526
Atlas Copco AB Class B	23,219	547,905
Boliden AB	20,311	375,960
Castellum AB	8,747	131,412
Electrolux AB Series B	19,169	458,412
Getinge AB Class B	7,634	205,427
Hakon Invest AB	18,180	257,716
Husqvarna AB Class B	25,873	171,761
Kinnevik Investment AB Class B	14,321	318,872
Lundbergforetagen AB Class B	6,097	224,070
Meda AB Class A	12,826	139,845
Modern Times Group AB Class B	1,949	129,016
Peab AB	29,109	208,421
Ratos AB Class B	26,257	505,578
Saab AB Class B	3,970	91,039
Scania AB Class B	37,774	878,194
Securitas AB Class B(a)	17,561	186,323
Skanska AB Class B(a)	30,972	555,626
SSAB AB Class A	8,821	132,174
Svenska Cellulosa AB Class B	31,516	444,767
Swedish Match AB	13,854	465,675
Tele2 AB Class B	29,823	590,784
Trelleborg AB Class B	9,405	104,781

Total Sweden		7,952,691

Switzerland - 2.6%
Actelion Ltd.	2,728	134,164
Baloise Holding AG	3,959	407,890
Bank Sarasin & Cie AG Class B	1,747	69,092
BKW FMB Energie AG	3,339	205,416
GAM Holding AG	10,177	166,796
Geberit AG	2,341	553,833
Givaudan S.A.	167	176,421
Julius Baer Group Ltd.	7,152	294,999
Lonza Group AG	2,253	176,066
Partners Group Holding AG	2,100	371,116
Schindler Holding AG	2,004	243,003
Schindler Holding AG Participating Shares	2,636	319,951
Sonova Holding AG	933	86,984
Sulzer AG	1,645	267,264
Swiss Prime Site AG	2,552	218,678
Vontobel Holding AG	3,119	105,572

Total Switzerland		3,797,245

United Kingdom - 14.4%
Aberdeen Asset Management PLC	102,300	366,414
Admiral Group PLC	21,053	561,411
Aegis Group PLC	41,915	107,668
Aggreko PLC	3,150	97,553
AMEC PLC	14,590	254,848
Amlin PLC	55,309	360,600
Ashmore Group PLC	60,276	385,532
Babcock International Group PLC	8,609	98,408
Balfour Beatty PLC	51,316	254,159
British Land Co. PLC	70,960	693,790
Bunzl PLC	14,872	186,235
Burberry Group PLC	12,924	300,858
Capita Group PLC (The)	25,134	288,714
Carillion PLC	35,323	213,284
Carnival PLC	7,181	278,189
Cobham PLC	59,231	201,216
Croda International PLC	2,492	75,495
Daily Mail & General Trust PLC Class A	28,107	209,558
Drax Group PLC	43,119	348,550
G4S PLC	81,254	364,997

See Notes to Schedule of Investments.

80    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2011

Investments	Shares	Fair Value
GKN PLC	57,161	$212,721
Halma PLC	13,951	92,793
Hammerson PLC	35,315	272,937
Hargreaves Lansdown PLC	18,503	180,462
Hays PLC	116,977	193,435
Home Retail Group PLC	94,080	247,254
ICAP PLC	36,149	274,508
IG Group Holdings PLC	33,072	231,709
IMI PLC	15,916	269,066
Inchcape PLC	12,405	83,227
Inmarsat PLC	27,080	241,724
Intercontinental Hotels Group PLC	9,344	191,267
Invensys PLC	17,901	92,511
Investec PLC	35,596	288,310
J. Sainsbury PLC	140,756	744,368
Jardine Lloyd Thompson Group PLC	12,752	139,419
John Wood Group PLC*	8,126	84,472
Johnson Matthey PLC	8,254	260,522
Kingfisher PLC	93,687	401,895
Legal & General Group PLC	457,194	867,591
Logica PLC	101,290	217,906
London Stock Exchange Group PLC	16,257	276,919
Man Group PLC	280,782	1,068,353
Marks & Spencer Group PLC	108,812	631,338
Meggitt PLC	31,235	191,308
Melrose PLC	21,564	125,324
Millennium & Copthorne Hotels PLC	13,376	109,198
Mondi PLC	13,191	131,406
Next PLC	9,792	365,503
Northumbrian Water Group PLC	36,827	245,719
Pennon Group PLC	18,024	201,978
Reed Elsevier PLC	80,853	734,699
Rexam PLC	48,185	296,129
Rotork PLC	3,864	104,590
RSA Insurance Group PLC	357,112	773,417
Sage Group PLC (The)	74,842	347,128
Segro PLC	68,014	341,010
Serco Group PLC	11,186	99,221
Severn Trent PLC	18,580	439,087
Smith & Nephew PLC	26,688	284,928
Smiths Group PLC	15,914	306,845
Stagecoach Group PLC	21,682	88,868
Standard Life PLC	234,202	791,480
Tate & Lyle PLC	30,600	302,621
TUI Travel PLC(a)	99,070	356,913
United Utilities Group PLC	60,078	577,749
Vedanta Resources PLC	6,403	215,257
Weir Group PLC (The)	3,516	120,064
Whitbread PLC C Shares	6,404	166,043
William Hill PLC	59,900	219,644

Total United Kingdom		21,148,315

TOTAL COMMON STOCKS (Cost: $130,146,598)		145,915,635

EXCHANGE-TRADED FUNDS - 0.3%

United States - 0.3%
WisdomTree Australia Dividend Fund(c)	3,785	234,216
WisdomTree Japan Hedged Equity Fund(c)	6,352	229,561

TOTAL EXCHANGE-TRADED FUNDS (Cost: $455,565)		463,777

RIGHTS - 0.0%

France - 0.0%
Bourbon S.A., expiring 7/09/11*	4,897	21,286

Spain - 0.0%
Banco Popular Espanol S.A., expiring 7/11/11*(a)	83,132	6,026

TOTAL RIGHTS (Cost: $0)		27,312

TOTAL LONG-TERM INVESTMENTS (Cost: $130,602,163)		146,406,724

SHORT-TERM INVESTMENT - 0.0%

MONEY MARKET FUND - 0.0%
Invesco Treasury Fund Private Class, 0.02%(d) (Cost: $28,716)	28,716	28,716

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.0%

MONEY MARKET FUND - 7.0%
Dreyfus Institutional Preferred Money Market Fund, 0.15%(e) (Cost: $10,338,602)(f)	10,338,602	10,338,602

TOTAL INVESTMENTS IN SECURITIES - 106.6% (Cost: $140,969,481)(g)		156,774,042
Liabilities in Excess of Foreign Currency and Other Assets - (6.6)%		(9,738,605)

NET ASSETS - 100.0%		$147,035,437

PPS	-	Price Protected Shares
RSP	-	Risparmio Italian Savings Shares

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2011 (See Note 2).
(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of June 30, 2011.
(e)	Interest rate shown reflects yield as of June 30, 2011.
(f)	At June 30, 2011, the total market value of the Fund’s securities on loan was $9,456,504 and the total market value of the collateral held by the Fund was $10,338,602.
(g)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    81

Schedule of Investments (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2011

Investments	Shares	Fair Value
COMMON STOCKS - 99.4%

Australia - 17.5%
Adelaide Brighton Ltd.	701,112	$2,319,386
Aditya Birla Minerals Ltd.	356,997	582,856
Amalgamated Holdings Ltd.	125,855	781,494
Ansell Ltd.	50,263	761,972
APN News & Media Ltd.	1,159,389	1,632,232
ARB Corp., Ltd.	87,177	706,521
Aristocrat Leisure Ltd.(a)	230,226	596,481
ASG Group Ltd.	372,232	394,526
Ausdrill Ltd.	339,642	1,203,584
Austal Ltd.(a)	214,523	638,478
Australian Pharmaceutical Industries Ltd.	1,047,871	314,118
Automotive Holdings Group	424,846	1,014,293
Bank of Queensland Ltd.	262,822	2,298,851
Beach Energy Ltd.	416,997	408,490
Billabong International Ltd.	253,924	1,633,824
Boart Longyear Ltd.	110,822	473,397
Bradken Ltd.	125,025	1,065,460
Brickworks Ltd.	52,122	569,178
BT Investment Management Ltd.	130,760	349,979
Cardno Ltd.	181,369	1,044,654
carsales.com.au Ltd.(a)	182,426	917,934
Centrebet International Ltd.	132,483	282,254
Challenger Infrastructure Fund Class A(b)	953,324	1,041,041
Consolidated Media Holdings Ltd.	778,108	2,174,240
Count Financial Ltd.	606,254	642,565
CSG Ltd.(a)	431,868	462,358
CSR Ltd.	976,283	3,031,104
Customers Ltd.	549,622	441,319
David Jones Ltd.	716,459	3,114,185
DuluxGroup Ltd.	163,558	492,045
DWS Advanced Business Solutions Ltd.(a)	382,203	540,126
Emeco Holdings Ltd.	450,318	544,785
Envestra Ltd.(b)	2,970,907	2,194,650
Fleetwood Corp., Ltd.	93,217	1,130,712
Goodman Fielder Ltd.	2,654,599	3,012,533
GrainCorp Ltd.	110,030	977,724
GUD Holdings Ltd.	117,770	1,147,369
GWA Group Ltd.(a)	351,395	1,034,559
iiNET Ltd.	121,008	338,128
IMF Australia Ltd.	256,859	424,864
Invocare Ltd.	110,571	910,321
IOOF Holdings Ltd.	281,266	1,987,414
Iress Market Technology Ltd.	114,449	1,103,987
JB Hi-Fi Ltd.(a)	97,576	1,783,215
Kingsgate Consolidated Ltd.(a)	79,216	678,469
Medusa Mining Ltd.	37,307	263,210
Mermaid Marine Australia Ltd.(a)	119,809	409,173
Mincor Resources NL	545,021	528,067
Mineral Resources Ltd.	79,363	977,109
Monadelphous Group Ltd.	109,947	2,165,850
Mortgage Choice Ltd.	451,222	599,017
Myer Holdings Ltd.	892,923	2,523,742
Navitas Ltd.	319,607	1,378,950
NIB Holdings Ltd.	756,379	1,170,131
NRW Holdings Ltd.	120,791	360,799
Oakton Ltd.	115,560	258,572
Pacific Brands Ltd.	829,868	617,477
Panoramic Resources Ltd.	305,922	573,160
Perpetual Ltd.	66,155	1,765,680
Primary Health Care Ltd.	379,560	1,393,804
Prime AET&D Holdings*†	124,997	—
Programmed Maintenance Services Ltd.	151,731	357,375
Reject Shop Ltd. (The)	32,422	404,383
Retail Food Group Ltd.	164,390	424,150
Ridley Corp., Ltd.	457,528	602,490
SAI Global Ltd.	196,661	1,000,090
Salmat Ltd.	226,638	897,763
Sedgman Ltd.	185,368	367,142
Select Harvests Ltd.	140,348	276,472
Servcorp Ltd.	129,755	395,910
Seven West Media Ltd.	210,702	913,589
SMS Management & Technology Ltd.	105,853	713,955
Specialty Fashion Group Ltd.	444,708	418,972
STW Communications Group Ltd.	569,604	625,063
Super Retail Group Ltd.	121,663	911,767
Technology One Ltd.	672,883	734,796
Ten Network Holdings Ltd.	1,141,299	1,295,187
TFS Corp., Ltd.	379,456	359,527
TPG Telecom Ltd.	358,032	645,876
Transfield Services Ltd.	363,163	1,302,487
Watpac Ltd.	408,416	607,777
Webjet Ltd.(a)	147,107	314,198
Western Areas NL(a)	73,560	464,644
WHK Group Ltd.	620,790	611,448
Wotif.com Holdings Ltd.	184,453	926,159

Total Australia		79,753,636

Austria - 1.1%
Oesterreichische Post AG	61,603	1,982,794
Schoeller-Bleckmann Oilfield Equipment AG	17,072	1,478,427
Semperit AG Holding	31,022	1,547,216

Total Austria		5,008,437

Belgium - 1.1%
Cie Maritime Belge S.A.	21,080	571,219
Cofinimmo	4,348	619,804
EVS Broadcast Equipment S.A.	16,908	1,144,316
Exmar N.V.	41,409	372,228
Omega Pharma S.A.	16,844	864,513
Tessenderlo Chemie N.V.	30,381	1,309,102

Total Belgium		4,881,182

Denmark - 0.5%
D/S Norden	23,237	799,921
East Asiatic Co., Ltd. A/S	8,269	227,435
NKT Holding A/S(a)	10,650	680,245
Royal UNIBREW A/S	4,806	316,688
Sydbank A/S	11,932	266,259

Total Denmark		2,290,548

Finland - 1.8%
Alma Media Oyj	56,150	548,697
Amer Sports Oyj Class A	57,016	947,336
Citycon Oyj	223,455	1,004,326
Huhtamaki Oyj(a)	88,910	1,135,663
Orion Oyj Class A	39,068	1,008,240
Raisio PLC Class V	87,260	307,429
Ramirent Oyj(a)	53,378	688,771
Tieto Oyj	70,514	1,193,078
Tikkurila Oyj	21,347	494,889
Uponor Oyj	61,666	1,022,809

Total Finland		8,351,238

France - 1.7%
Havas S.A.	197,693	1,055,067
IPSOS	25,056	1,173,194
Meetic*	16,859	365,423
Plastic Omnium S.A.	20,647	672,041
Rallye S.A.	63,922	2,655,203

See Notes to Schedule of Investments.

82    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2011

Investments	Shares	Fair Value
Saft Groupe S.A.	10,746	$369,482
Sequana(a)	31,562	473,617
Teleperformance(a)	32,044	941,491

Total France		7,705,518

Germany - 3.1%
Bauer AG(a)	7,732	328,572
Bechtle AG	20,865	933,246
Carl Zeiss Meditec AG	35,724	795,562
Comdirect Bank AG	109,669	1,211,289
Douglas Holding AG	15,863	832,217
Drillisch AG	82,676	961,459
ElringKlinger AG(a)	21,821	774,161
Freenet AG	37,668	521,772
Gerry Weber International AG	22,426	1,472,085
H&R WASAG AG	25,260	732,464
Indus Holding AG*(a)	40,453	1,407,618
Kontron AG	44,518	475,111
Medion AG	17,695	334,799
Pfeiffer Vacuum Technology AG	2,026	253,996
Solarworld AG(a)	37,095	500,712
Vossloh AG	5,271	739,608
Wincor Nixdorf AG	16,157	1,167,395
Wirecard AG(a)	39,453	705,001

Total Germany		14,147,067

Hong Kong - 2.1%
China Everbright International Ltd.	760,000	296,919
China Power International Development Ltd.(a)	2,824,000	714,960
China South City Holdings Ltd.	2,698,000	429,946
China Travel International Investment Hong Kong	1,634,000	283,489
Citic Telecom International Holdings Ltd.	2,020,000	550,349
CPMC Holdings Ltd.	563,000	307,502
Dah Chong Hong Holdings Ltd.	882,000	1,051,882
Dah Sing Banking Group Ltd.	398,400	557,056
Dah Sing Financial Holdings Ltd.	104,800	534,017
Guotai Junan International Holdings Ltd.	927,000	390,755
Shenzhen Investment Ltd.	3,764,000	1,127,084
Shougang Concord International Enterprises Co., Ltd.	3,466,000	338,527
Shun Tak Holdings Ltd.(a)	1,462,000	886,829
Sinotruk Hong Kong Ltd.	1,437,500	1,003,133
Vitasoy International Holdings Ltd.	903,364	726,754
Welling Holding Ltd.	1,512,000	326,446

Total Hong Kong		9,525,648

Ireland - 0.7%
C&C Group PLC	147,241	768,291
FBD Holdings PLC	31,390	325,402
Glanbia PLC	120,458	834,807
Grafton Group PLC	83,942	410,748
Greencore Group PLC	363,463	511,158
Kingspan Group PLC	41,499	409,138

Total Ireland		3,259,544

Italy - 5.3%
Ansaldo STS SpA	48,449	678,906
Arnoldo Mondadori Editore SpA	283,179	1,000,141
Ascopiave SpA	132,987	298,857
Astaldi SpA	94,613	694,789
Azimut Holding SpA	80,246	748,677
Banca Generali SpA	117,609	1,630,126
Banca Popolare di Milano SCRL(a)	416,122	982,799
BasicNet SpA	78,662	274,628
Benetton Group SpA(a)	139,314	1,101,824
Brembo SpA	74,352	1,059,666
Cairo Communication SpA	115,354	501,738
CIR-Compagnie Industriali Riunite SpA	142,136	355,893
Credito Artigiano SpA	168,237	313,923
Credito Emiliano SpA	91,997	581,811
Danieli & C Officine Meccaniche SpA RSP	32,605	493,050
De’Longhi SpA	100,993	1,176,522
ERG SpA	79,249	1,068,561
Esprinet SpA	56,967	358,456
Fiat SpA RSP	94,194	744,291
Geox SpA	235,758	1,412,373
Gruppo Editoriale L’Espresso SpA	239,700	657,872
Immobiliare Grande Distribuzione	406,126	991,575
IMMSI SpA	561,385	674,743
Indesit Co. SpA	65,659	652,090
Intesa Sanpaolo SpA RSP	104,771	226,182
Italcementi SpA(a)	56,991	532,540
MARR SpA(a)	101,352	1,304,872
Piaggio & C. SpA	235,891	987,714
Recordati SpA	164,850	1,812,873
Societa Cattolica di Assicurazioni SCRL	37,709	917,949

Total Italy		24,235,441

Japan - 32.5%
77 Bank Ltd. (The)	134,000	580,733
ADEKA Corp.	61,300	617,858
Aeon Delight Co., Ltd.	15,600	312,734
Ai Holdings Corp.	64,600	262,367
Aica Kogyo Co., Ltd.	75,100	1,021,977
Aichi Steel Corp.	123,000	836,144
Air Water, Inc.	60,000	718,425
Akebono Brake Industry Co., Ltd.	70,800	390,119
Akita Bank Ltd. (The)	165,000	476,040
Alfresa Holdings Corp.	23,200	896,285
Alpen Co., Ltd.(a)	20,100	326,040
Alpine Electronics, Inc.	24,200	332,615
Alps Electric Co., Ltd.	67,600	679,683
Amano Corp.	81,000	740,193
Aomori Bank Ltd. (The)	110,000	354,136
Arcs Co., Ltd.	17,500	273,465
Arnest One Corp.	44,500	454,588
ASKUL Corp.	23,900	388,271
Atsugi Co., Ltd.	274,000	342,670
Avex Group Holdings, Inc.	47,600	614,745
Awa Bank Ltd. (The)	62,000	383,853
Axell Corp.	17,100	348,310
Bank of Nagoya Ltd. (The)	141,000	427,749
Bank of Saga Ltd. (The)	169,000	420,617
Bank of the Ryukyus Ltd.	23,400	295,253
Bookoff Corp.	27,400	266,332
Canon Electronics, Inc.	23,100	626,412
Canon Marketing Japan, Inc.	59,800	673,824
Capcom Co., Ltd.	27,100	621,126
Casio Computer Co., Ltd.	112,700	788,453
Cawachi Ltd.	13,700	268,707
Central Glass Co., Ltd.	84,000	400,446
Century Tokyo Leasing Corp.	56,810	1,017,178
Chiyoda Co., Ltd.	58,700	865,672
Chudenko Corp.	25,800	301,894
Chukyo Bank Ltd. (The)	153,000	348,588
Citizen Holdings Co., Ltd.	104,500	619,806
Coca-Cola Central Japan Co., Ltd.(a)	40,300	532,443
Coca-Cola West Co., Ltd.(a)	43,000	819,960
COMSYS Holdings Corp.	78,200	777,546
Daihen Corp.	91,000	334,658

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    83

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2011

Investments	Shares	Fair Value
Daisan Bank Ltd. (The)	166,000	$386,429
Daishi Bank Ltd. (The)	104,000	311,639
DCM Holdings Co., Ltd.	82,400	558,108
DIC Corp.	355,000	835,191
Disco Corp.	7,600	478,058
Doshisha Co., Ltd.	13,200	344,874
Doutor Nichires Holdings Co., Ltd.	18,500	224,492
Dowa Holdings Co., Ltd.	166,000	1,019,515
DTS Corp.	36,300	351,493
EDION Corp.(a)	57,300	537,099
Ehime Bank Ltd. (The)	184,000	542,249
Exedy Corp.	11,100	377,972
Ezaki Glico Co., Ltd.	56,000	611,590
Fancl Corp.	45,600	618,276
Foster Electric Co., Ltd.	17,500	348,006
Fuji Electric Co., Ltd.	181,000	560,302
Fuji Oil Co., Ltd.	28,500	436,534
Fuji Seal International, Inc.	15,900	346,902
Fuji Soft, Inc.	16,400	238,608
Fujikura Ltd.	95,000	430,535
Fujitec Co., Ltd.	64,000	366,914
Fukuyama Transporting Co., Ltd.(a)	160,000	847,945
Furukawa-Sky Aluminum Corp.	96,000	341,159
Futaba Corp.	20,400	373,343
Gurunavi, Inc.(a)	31,500	308,525
H2O Retailing Corp.(a)	76,000	587,221
Hakuhodo DY Holdings, Inc.	7,500	397,474
Hanwa Co., Ltd.	108,000	474,740
Heiwa Real Estate Co., Ltd.	198,000	426,597
Heiwado Co., Ltd.	31,000	382,318
Higo Bank Ltd. (The)	67,000	385,773
Hitachi Capital Corp.	68,000	915,255
Hitachi Koki Co., Ltd.	52,400	475,597
Hitachi Kokusai Electric, Inc.	42,000	346,880
Hitachi Transport System Ltd.	31,200	531,976
Hitachi Zosen Corp.	271,000	419,453
Hogy Medical Co., Ltd.	6,800	305,225
Hokkoku Bank Ltd. (The)	98,000	342,199
Hokuetsu Bank Ltd. (The)	302,000	620,753
Hokuetsu Kishu Paper Co., Ltd.	128,500	781,247
Hokuto Corp.	32,200	703,328
Hoshizaki Electric Co., Ltd.	20,000	440,812
House Foods Corp.(a)	52,000	874,393
Hyakujushi Bank Ltd. (The)	178,000	632,566
Iino Kaiun Kaisha Ltd.	64,300	314,494
Inaba Denki Sangyo Co., Ltd.	27,000	716,122
Inabata & Co., Ltd.	57,900	357,753
Ines Corp.	45,800	305,106
Ito En Ltd.(a)	51,300	903,912
Itochu Enex Co., Ltd.	98,500	548,848
Itochu Techno-Solutions Corp.	21,700	764,981
Iwatani Corp.	167,000	589,339
Izumi Co., Ltd.	47,400	707,244
J Front Retailing Co., Ltd.	202,000	885,438
Jaccs Co., Ltd.	108,000	311,590
Jafco Co., Ltd.	17,200	427,657
Japan Aviation Electronics Industry Ltd.	41,000	296,991
Japan Vilene Co., Ltd.	81,000	355,052
Japan Wool Textile Co., Ltd. (The)	61,000	476,610
JFE Shoji Holdings, Inc.	126,000	611,590
J-Oil Mills, Inc.	134,000	391,580
Joshin Denki Co., Ltd.	28,000	301,981
Juroku Bank Ltd. (The)	199,000	616,023
Kaga Electronics Co., Ltd.	21,000	224,926
Kagome Co., Ltd.	22,400	406,894
Kagoshima Bank Ltd. (The)	79,000	511,602
Kaken Pharmaceutical Co., Ltd.	90,000	1,255,944
Kanto Auto Works Ltd.	39,200	356,761
Kappa Create Co., Ltd.	14,850	307,444
Kasumi Co., Ltd.	65,900	371,279
Keisei Electric Railway Co., Ltd.	81,000	476,412
Keiyo Bank Ltd. (The)	107,000	535,265
Keiyo Co., Ltd.(a)	56,700	314,532
Kewpie Corp.	76,800	972,838
Kikkoman Corp.	67,000	701,028
Kinki Sharyo Co., Ltd.	83,000	327,848
Kissei Pharmaceutical Co., Ltd.	20,900	405,009
Kiyo Holdings, Inc.	440,800	594,938
Kobayashi Pharmaceutical Co., Ltd.	7,900	395,196
Komeri Co., Ltd.	22,500	609,863
Komori Corp.	50,200	445,062
Kose Corp.	26,400	682,556
K’s Holdings Corp.	10,200	438,893
Kurabo Industries Ltd.	281,000	560,191
Kuroda Electric Co., Ltd.	32,200	367,613
KYORIN Holdings, Inc.	58,000	1,147,647
Kyoritsu Maintenance Co., Ltd.	18,700	272,998
Kyudenko Corp.	67,000	438,868
Lion Corp.(a)	134,000	740,020
Maeda Corp.	111,000	346,360
Maeda Road Construction Co., Ltd.	53,000	511,887
Mars Engineering Corp.	27,500	430,071
Maruha Nichiro Holdings, Inc.	257,000	410,513
Marui Group Co., Ltd.	124,700	938,801
Maspro Denkoh Corp.	40,400	312,155
Matsuda Sangyo Co., Ltd.	24,100	361,977
Matsumotokiyoshi Holdings Co., Ltd.	19,200	407,964
Max Co., Ltd.	35,000	429,916
Medipal Holdings Corp.	102,100	900,139
Meitec Corp.	14,200	308,053
Michinoku Bank Ltd. (The)	203,000	389,611
Mikuni Coca-Cola Bottling Co., Ltd.	34,400	299,445
Mimasu Semiconductor Industry Co., Ltd.	28,600	335,367
Minebea Co., Ltd.	121,000	639,760
Miraca Holdings, Inc.	13,600	548,143
Mitsubishi Logistics Corp.	49,000	546,669
Mitsui Engineering & Shipbuilding Co., Ltd.	332,000	719,416
Mitsui Home Co., Ltd.	73,000	362,469
Mitsui Mining & Smelting Co., Ltd.	158,000	528,232
Mitsui-Soko Co., Ltd.	105,000	409,547
Miura Co., Ltd.	31,100	895,723
Miyazaki Bank Ltd. (The)	143,000	325,805
Mizuho Investors Securities Co., Ltd.	761,000	687,878
Mochida Pharmaceutical Co., Ltd.	81,000	864,562
Monex Group, Inc.	1,658	328,274
Morinaga & Co., Ltd.	162,000	371,100
Morinaga Milk Industry Co., Ltd.	137,000	581,860
Moshi Moshi Hotline, Inc.	34,150	552,252
Musashino Bank Ltd. (The)	19,300	651,698
Nagoya Railroad Co., Ltd.	145,000	368,066
NEC Fielding Ltd.	24,800	297,870
NEC Networks & System Integration Corp.	29,200	406,038
Nichii Gakkan Co.	33,200	293,522
Nichirei Corp.	173,000	734,757
Nidec Copal Corp.	31,100	379,315
Nidec Sankyo Corp.	74,000	485,636
Nifco, Inc.	16,200	426,062
Nihon Dempa Kogyo Co., Ltd.	19,700	274,668

See Notes to Schedule of Investments.

84    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2011

Investments	Shares	Fair Value
Nihon Kohden Corp.	15,300	$378,332
Nihon Nohyaku Co., Ltd.	61,000	279,470
Nihon Unisys Ltd.	68,000	404,160
Nippo Corp.	47,000	378,281
Nippon Carbon Co., Ltd.	111,000	331,241
Nippon Denko Co., Ltd.	45,000	302,563
Nippon Kayaku Co., Ltd.	100,000	1,047,548
Nippon Konpo Unyu Soko Co., Ltd.	45,000	476,412
Nippon Paint Co., Ltd.	44,000	349,777
Nippon Sharyo Ltd.	77,000	335,612
Nippon Shinyaku Co., Ltd.	24,000	304,309
Nippon Signal Co., Ltd.	46,900	359,474
Nippon Soda Co., Ltd.	72,000	315,602
Nippon Steel Trading Co., Ltd.	103,000	288,237
Nippon Suisan Kaisha Ltd.	185,900	607,697
Nipro Corp.(a)	24,000	433,284
Nishimatsu Construction Co., Ltd.	213,000	311,218
Nishi-Nippon City Bank Ltd. (The)	274,000	804,086
Nishi-Nippon Railroad Co., Ltd.	191,000	818,301
Nissan Chemical Industries Ltd.	75,400	828,130
Nissan Shatai Co., Ltd.	49,000	376,176
Nisshin Oillio Group Ltd. (The)	68,000	324,170
Nisshin Steel Co., Ltd.	237,000	448,997
Nisshinbo Holdings, Inc.	64,000	604,656
Nissin Corp.	110,000	275,136
Nissin Kogyo Co., Ltd.	22,200	398,863
Nitto Boseki Co., Ltd.	145,000	359,089
NOF Corp.	133,000	579,693
NS Solutions Corp.	30,000	582,095
NS United Kaiun Kaisha Ltd.	140,000	279,099
Oita Bank Ltd. (The)	123,000	364,004
Okinawa Electric Power Co., Inc. (The)	9,300	420,319
Onward Holdings Co., Ltd.	116,000	972,412
Otsuka Corp.	13,600	841,159
Pacific Metals Co., Ltd.	114,000	835,661
Paltac Corp.	18,200	327,447
PanaHome Corp.	93,000	599,963
Parco Co., Ltd.	44,100	360,947
Park24 Co., Ltd.	101,200	1,047,588
Pigeon Corp.	10,200	333,432
Plenus Co., Ltd.	45,800	734,411
Pola Orbis Holdings, Inc.	16,500	430,888
Rengo Co., Ltd.	120,000	789,004
Resorttrust, Inc.	43,400	542,769
Round One Corp.	54,400	462,090
Ryobi Ltd.	75,000	335,253
Ryoden Trading Co., Ltd.	52,000	320,010
Ryohin Keikaku Co., Ltd.(a)	15,800	752,241
San-Ai Oil Co., Ltd.	63,000	358,841
San-In Godo Bank Ltd. (The)	69,000	492,125
Sanki Engineering Co., Ltd.	78,000	434,621
Sankyu, Inc.	171,000	794,019
Sanshin Electronics Co., Ltd.	29,900	237,319
Sanyo Chemical Industries Ltd.	92,000	724,517
Sanyo Special Steel Co., Ltd.	54,000	340,342
Sapporo Hokuyo Holdings, Inc.	79,200	329,510
Sapporo Holdings Ltd.	145,000	592,496
Sasebo Heavy Industries Co., Ltd.	220,000	405,894
SBI Holdings, Inc.	5,624	517,414
Scroll Corp.	98,300	328,640
Seino Holdings Corp.	76,000	542,992
Sekisui Plastics Co., Ltd.	79,000	359,980
Senko Co., Ltd.	109,000	368,462
Senshu Ikeda Holdings, Inc.	479,500	694,669
Shiga Bank Ltd. (The)	85,000	480,993
Shikoku Bank Ltd. (The)	135,000	426,263
Shimachu Co., Ltd.	16,300	396,197
Shinko Electric Industries Co., Ltd.	63,100	589,121
Shinko Plantech Co., Ltd.	36,300	389,250
Shinmaywa Industries Ltd.	101,000	382,689
Sinanen Co., Ltd.	114,000	494,056
SMK Corp.	81,000	352,043
Sotetsu Holdings, Inc.	199,000	542,100
Square Enix Holdings Co., Ltd.	49,000	876,127
Star Micronics Co., Ltd.	30,700	360,752
Sumisho Computer Systems Corp.(a)	29,500	506,643
Sumitomo Bakelite Co., Ltd.	148,000	984,101
Sumitomo Osaka Cement Co., Ltd.	182,000	507,058
Sumitomo Warehouse Co., Ltd. (The)	114,000	513,819
Sundrug Co., Ltd.	13,200	416,790
Suruga Bank Ltd.	88,000	761,664
Suzuken Co., Ltd.	50,100	1,149,521
Taiheiyo Cement Corp.(a)	209,000	439,946
Taiyo Holdings Co., Ltd.	32,200	950,929
Taiyo Yuden Co., Ltd.	23,000	296,186
Takara Standard Co., Ltd.	75,000	571,137
Takashimaya Co., Ltd.	115,000	787,457
Tamron Co., Ltd.	12,600	300,334
Tochigi Bank Ltd. (The)	90,000	342,125
Toei Co., Ltd.	94,000	429,495
Toho Holdings Co., Ltd.	41,200	408,123
Tohoku Bank Ltd. (The)	229,000	337,432
Tokai Carbon Co., Ltd.	74,000	410,500
Tokai Rika Co., Ltd.	31,400	602,650
Tokai Rubber Industries Ltd.	31,600	419,064
Tokuyama Corp.	92,000	460,228
Tokyo Energy & Systems, Inc.	66,000	372,660
Tokyo Tatemono Co., Ltd.(a)	197,000	712,283
TOMONY Holdings, Inc.	113,000	430,956
Toshiba Plant Systems & Services Corp.	40,000	469,539
Toshiba TEC Corp.	143,000	619,737
Touei Housing Corp.(a)	26,000	313,893
Toyo Corp.	24,900	269,164
Toyo Ink SC Holdings Co., Ltd.	196,000	939,227
Toyo Tire & Rubber Co., Ltd.	127,000	319,230
Toyota Auto Body Co., Ltd.	49,500	807,838
TS Tech Co., Ltd.	22,700	428,366
Tsukuba Bank Ltd.	94,500	290,193
Tsumura & Co.	20,500	652,365
Uchida Yoko Co., Ltd.	112,000	334,225
Ulvac, Inc.*	10,700	261,405
Union Tool Co.	11,800	254,673
UNY Co., Ltd.	83,600	771,199
Valor Co., Ltd.	44,100	614,866
Wacoal Holdings Corp.	36,000	447,103
Xebio Co., Ltd.	21,000	471,434
Yamagata Bank Ltd. (The)	74,000	350,941
Yamaha Corp.	39,500	446,551
Yamatake Corp.	43,200	956,969
Yamato Kogyo Co., Ltd.	13,100	404,549
Yodogawa Steel Works Ltd.	93,000	389,227
Yokohama Rubber Co., Ltd. (The)	144,000	823,774

Total Japan		148,013,306

Netherlands - 1.9%
Arcadis N.V.(a)	42,087	1,029,404
ASM International N.V.	10,214	402,872
Beter Bed Holding N.V.	15,995	436,210
BinckBank N.V.	74,853	1,026,326
CSM	30,995	1,043,013
Exact Holding N.V.	35,606	1,088,994

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    85

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2011

Investments	Shares	Fair Value
Koninklijke BAM Groep N.V.	48,035	$300,581
Mediq N.V.	32,462	625,494
Sligro Food Group N.V.	28,223	1,005,996
TKH Group N.V.	36,784	1,187,687
USG People N.V.	21,568	372,899

Total Netherlands		8,519,476

New Zealand - 2.6%
Air New Zealand Ltd.	1,231,851	1,139,472
Fisher & Paykel Healthcare Corp., Ltd.	384,491	876,441
Freightways Ltd.	304,972	806,005
Kathmandu Holdings Ltd.	179,877	336,046
Nuplex Industries Ltd.	134,818	322,904
Ryman Healthcare Ltd.	327,663	749,609
Sky City Entertainment Group Ltd.	609,984	1,823,705
Sky Network Television Ltd.	306,932	1,409,433
Tower Ltd.	554,116	695,620
Vector Ltd.	1,190,509	2,497,434
Vital Healthcare Property Trust	383,902	374,136
Warehouse Group Ltd. (The)	255,649	732,658

Total New Zealand		11,763,463

Norway - 2.0%
ABG Sundal Collier Holding ASA	896,803	982,807
Aker ASA Class A	65,555	1,753,281
Atea ASA	110,768	1,171,586
Austevoll Seafood ASA	146,934	851,680
Sparebank 1 Nord Norge	41,410	296,367
SpareBank 1 SMN	73,168	666,843
SpareBank 1 SR Bank	76,070	730,154
Tomra Systems ASA	124,421	1,089,897
Veidekke ASA	192,142	1,758,319

Total Norway		9,300,934

Portugal - 1.0%
Semapa-Sociedade de Investimento e Gestao	60,943	660,035
Sonae	1,739,651	1,818,529
Sonaecom SGPS S.A.	312,867	688,126
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.(a)	315,175	1,462,717

Total Portugal		4,629,407

Singapore - 4.0%
Allgreen Properties Ltd.	740,000	964,484
Baker Technology Ltd.	1,140,000	329,668
China Aviation Oil Singapore Corp., Ltd.	518,000	510,573
Chip Eng Seng Corp., Ltd.	1,075,000	394,062
Cityspring Infrastructure Trust	1,725,649	752,055
CSE Global Ltd.	289,000	296,628
First Resources Ltd.(a)	472,000	534,441
Hi-P International Ltd.	829,000	675,301
Hong Leong Asia Ltd.	280,000	517,758
Hyflux Ltd.(a)	279,500	453,083
K-Green Trust	489,000	422,239
M1 Ltd.	705,000	1,452,957
Mapletree Industrial Trust	471,000	448,900
Midas Holdings Ltd.	429,000	227,151
Otto Marine Ltd.	1,722,000	301,588
Rotary Engineering Ltd.	616,000	416,487
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust	464,000	355,295
SC Global Developments Ltd.	424,000	504,269
Singapore Post Ltd.	1,725,000	1,630,010
STX OSV Holdings Ltd.	356,000	403,095
Tat Hong Holdings Ltd.	495,000	320,565
Transpac Industrial Holdings Ltd.	527,000	845,707
United Engineers Ltd.	332,000	589,573
UOB-Kay Hian Holdings Ltd.	877,000	1,157,331
Venture Corp., Ltd.	279,000	1,940,909
Wing Tai Holdings Ltd.	789,000	944,795
Yanlord Land Group Ltd.	424,000	414,467
Yongnam Holdings Ltd.	1,162,000	250,839

Total Singapore		18,054,230

Spain - 1.9%
Almirall S.A.	150,714	1,616,993
Antena 3 de Television S.A.(a)	267,461	2,206,457
Banco Pastor S.A.(a)	113,676	494,439
Caja de Ahorros del Mediterraneo	47,578	320,761
Duro Felguera S.A.(a)	206,453	1,721,122
Gamesa Corp. Tecnologica, S.A.	73,141	590,662
Grupo Empresarial Ence S.A.	159,193	628,946
Viscofan S.A.	20,686	823,269

Total Spain		8,402,649

Sweden - 4.9%
AarhusKarlshamn AB	22,278	647,857
Atrium Ljungberg AB Class B	21,312	270,198
Axfood AB	36,552	1,287,709
Axis Communications AB	59,398	1,209,601
Bilia AB Class A	36,775	664,393
Billerud AB	74,213	779,172
Fabege AB	198,188	1,995,998
Hoganas AB Class B	19,156	768,055
Holmen AB Class B	35,192	1,099,811
Husqvarna AB Class A	75,111	499,585
Intrum Justitia AB	83,561	1,231,555
JM AB	42,890	1,014,466
KappAhl AB(a)	142,744	694,486
Kungsleden AB	111,353	1,063,227
Lindab International AB	25,780	282,515
Loomis AB Class B	59,876	837,403
Mekonomen AB	33,089	1,148,405
MQ Holding AB	89,973	335,079
NCC AB Class B	62,198	1,418,419
Nibe Industrier AB Class B	20,792	360,809
Niscayah Group AB	117,661	343,097
ORC Software AB	22,600	301,749
Oresund Investment AB	36,063	600,093
SkiStar AB	33,505	541,598
SSAB AB Class B	26,748	351,409
Svenska Cellulosa AB Class A	55,395	796,681
Wihlborgs Fastigheter AB	115,247	1,671,160

Total Sweden		22,214,530

Switzerland - 0.3%
EFG International AG	41,779	462,447
Mobilezone Holding AG	88,331	986,118

Total Switzerland		1,448,565

United Kingdom - 13.4%
Ashtead Group PLC	297,611	812,260
BBA Aviation PLC	362,059	1,264,258
Bellway PLC	26,488	304,055
Bodycote PLC	154,229	920,851
Booker Group PLC	451,989	490,900
Brewin Dolphin Holdings PLC	324,834	774,435
Britvic PLC	144,845	917,376
Cable & Wireless Communications PLC	4,923,937	3,203,162
Cable & Wireless Worldwide PLC	3,573,866	2,643,343
Chaucer Holdings PLC	1,238,014	1,055,897
Chemring Group PLC	52,422	538,630

See Notes to Schedule of Investments.

86    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2011

Investments	Shares	Fair Value
Chesnara PLC	174,020	$676,101
Cineworld Group PLC	247,334	808,063
Close Brothers Group PLC	141,371	1,752,164
Computacenter PLC	119,439	920,417
CPP Group PLC	218,990	486,935
Cranswick PLC	30,595	357,830
De La Rue PLC	80,612	989,405
Debenhams PLC	343,348	380,348
Domino Printing Sciences PLC	80,020	876,153
DS Smith PLC	283,219	1,141,737
Dunelm Group PLC	100,714	628,979
Electrocomponents PLC	253,959	1,111,441
Elementis PLC	296,912	822,269
Euromoney Institutional Investor PLC	59,331	622,002
Fenner PLC	60,387	389,248
Fidessa Group PLC	22,085	686,790
Filtrona PLC	140,072	826,654
Greene King PLC	191,795	1,500,790
Halfords Group PLC	183,967	1,096,339
Hill & Smith Holdings PLC	91,887	513,001
Holidaybreak PLC	60,212	280,335
Hunting PLC	88,991	1,092,961
Interserve PLC	218,886	1,133,300
ITE Group PLC	246,178	862,780
JD Wetherspoon PLC	61,837	428,178
Jupiter Fund Management PLC	106,492	432,377
Kcom Group PLC	202,309	252,530
Kesa Electricals PLC	423,034	935,204
Kier Group PLC	48,524	1,059,479
Ladbrokes PLC	683,134	1,671,429
London & Stamford Property PLC	386,642	809,438
Marston’s PLC	447,046	730,629
Mears Group PLC	71,038	320,475
Moneysupermarket.com Group PLC	528,612	863,088
Morgan Crucible Co. PLC	194,991	963,876
Morgan Sindall Group PLC	84,837	861,475
National Express Group PLC	174,856	710,790
Phoenix IT Group Ltd.	65,122	245,170
Premier Farnell PLC	298,998	1,195,266
Promethean World PLC	239,334	224,780
Provident Financial PLC(a)	158,587	2,451,833
PV Crystalox Solar PLC	667,194	275,820
Renishaw PLC	14,039	395,107
Rightmove PLC	26,818	513,215
RPC Group PLC	130,466	760,747
RPS Group PLC	138,045	543,423
RSM Tenon Group PLC	707,914	281,289
Savills PLC	151,449	950,450
Shanks Group PLC	167,633	343,944
Smiths News PLC	334,816	473,027
Sportingbet PLC	510,815	451,049
Sthree PLC	127,858	814,921
Synergy Health PLC	44,250	650,027
Talktalk Telecom Group PLC	132,754	304,776
Telecom Plus PLC	89,057	950,795
Thomas Cook Group PLC	1,041,084	2,222,974
Tullett Prebon PLC	175,886	1,000,459
Ultra Electronics Holdings PLC	27,309	752,350
Victrex PLC	32,270	777,118
WH Smith PLC	118,289	930,355
Wilmington Group PLC	167,107	313,890
WSP Group PLC	55,373	232,025

Total United Kingdom		60,974,987

TOTAL COMMON STOCKS (Cost: $389,442,139)		452,479,806

EXCHANGE-TRADED FUNDS - 0.4%

United States - 0.4%
WisdomTree Europe SmallCap Dividend Fund(c)	15,678	676,506
WisdomTree Japan SmallCap Dividend Fund(a)(c)	31,677	1,385,235

TOTAL EXCHANGE-TRADED FUNDS (Cost: $1,990,360)		2,061,741

SHORT-TERM INVESTMENT - 0.1%

MONEY MARKET FUND - 0.1%
Invesco Treasury Fund Private Class, 0.02%(d) (Cost: $277,998)	277,998	277,998

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.8%

MONEY MARKET FUND - 5.8%
Dreyfus Institutional Preferred Money Market Fund, 0.15%(e) (Cost: $26,551,061)(f)	26,551,061	26,551,061

TOTAL INVESTMENTS IN SECURITIES - 105.7% (Cost: $418,261,558)(g)		481,370,606
Liabilities in Excess of Foreign Currency and Other Assets - (5.7)%		(26,138,082)

NET ASSETS - 100.0%		$455,232,524

RSP	-	Risparmio Italian Savings Shares

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at June 30, 2011 (See Note 2).
(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of June 30, 2011.
(e)	Interest rate shown reflects yield as of June 30, 2011.
(f)	At June 30, 2011, the total market value of the Fund’s securities on loan was $23,555,313 and the total market value of the collateral held by the Fund was $26,551,061.
(g)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    87

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Equity Income Fund (DEM)

June 30, 2011

Investments	Shares	Fair Value
COMMON STOCKS - 98.9%

Argentina - 2.4%
Banco Macro S.A. ADR	135,200	$5,102,448
BBVA Banco Frances S.A. ADR(a)	552,705	5,692,861
IRSA Inversiones y Representaciones S.A. ADR	93,500	1,286,560
Telecom Argentina S.A. ADR	97,925	2,551,926
YPF S.A. ADR	591,441	26,644,417

Total Argentina		41,278,212

Brazil - 20.0%
AES Tiete S.A.	520,492	7,752,824
Banco do Brasil S.A.	2,291,432	40,805,017
Banco Santander Brasil S.A.	5,313,500	61,595,446
BM&F Bovespa S.A.	2,717,500	17,951,416
CCR S.A.	519,500	15,456,143
Cia de Bebidas das Americas	1,662,300	45,583,570
Cia de Saneamento de Minas Gerais-COPASA	206,900	4,145,284
Cia Energetica de Minas Gerais	522,805	8,493,385
Cia Siderurgica Nacional S.A.	500,800	6,122,759
Cielo S.A.	981,766	24,320,272
CPFL Energia S.A.	1,293,680	18,342,142
EDP - Energias do Brasil S.A.	191,700	4,621,170
Equatorial Energia S.A.	612,200	4,608,399
Eternit S.A.	102,200	624,092
Helbor Empreendimentos S.A.	146,451	2,030,487
JHSF Participacoes S.A.	1,314,683	3,997,276
Light S.A.	571,539	10,766,774
Natura Cosmeticos S.A.	178,000	4,457,264
Paranapanema S.A.	1,220,095	4,006,457
Redecard S.A.	1,350,700	20,231,320
Souza Cruz S.A.	2,635,800	33,237,484
Sul America S.A.	279,717	3,509,332

Total Brazil		342,658,313

Chile - 4.9%
AES Gener S.A.	8,345,777	5,129,656
Aguas Andinas S.A. Class A	6,253,137	3,387,144
Banco de Chile	100,623,192	14,560,351
Banco Santander Chile	206,166,958	18,590,447
Cia General de Electricidad S.A.	271,661	1,553,839
Corpbanca	366,693,343	5,791,336
Empresa Nacional de Electricidad S.A.	4,446,744	8,408,527
Enersis S.A.	26,811,884	12,337,301
ENTEL Chile S.A.	368,120	7,455,108
Inversiones Aguas Metropolitanas S.A.	1,090,846	1,664,614
Quinenco S.A.	1,450,811	5,109,034

Total Chile		83,987,357

China - 3.4%
Bank of China Ltd. Class H	85,481,000	41,635,083
Beijing Capital Land Ltd. Class H	1,408,000	466,845
China Molybdenum Co., Ltd. Class H	8,273,000	6,953,307
Guangzhou R&F Properties Co., Ltd. Class H	69,200	94,268
Huaneng Power International, Inc. Class H(a)	7,702,000	4,048,344
Jiangsu Expressway Co., Ltd. Class H	565,646	522,666
Weiqiao Textile Co., Ltd. Class H	759,500	570,998
Xiamen International Port Co., Ltd. Class H(a)	1,530,000	273,311
Xinjiang Xinxin Mining Industry Co., Ltd. Class H	4,925,000	2,772,241
Zhejiang Expressway Co., Ltd. Class H	1,222,724	920,824

Total China		58,257,887

Czech Republic - 4.0%
CEZ AS	642,113	33,018,636
Komercni Banka AS(a)	40,847	9,954,521
Telefonica Czech Republic AS	976,675	25,402,192

Total Czech Republic		68,375,349

Hungary - 0.4%
Magyar Telekom Telecommunications PLC	2,119,348	6,816,345

Indonesia - 1.5%
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	21,455,119	2,977,272
International Nickel Indonesia Tbk PT	23,045,500	12,093,143
Perusahaan Gas Negara PT	20,564,500	9,652,162
Telekomunikasi Indonesia Tbk PT	2,216,500	1,899,746

Total Indonesia		26,622,323

Israel - 4.3%
Amot Investments Ltd.	683,533	1,974,160
Bank Leumi Le-Israel BM	2,096,111	9,856,804
Bezeq The Israeli Telecommunication Corp., Ltd.	8,094,644	20,397,789
British Israel Investments Ltd.	547,035	2,077,206
Cellcom Israel Ltd.	388,501	10,788,967
Clal Industries and Investments Ltd.	232,969	1,698,055
Clal Insurance Enterprise Holdings, Ltd.	78,742	1,920,819
Delek Automotive Systems Ltd.	5,808	64,865
Delek Group Ltd.	5,871	1,313,793
First International Bank of Israel Ltd.	391,873	5,777,031
Harel Insurance Investments & Financial Services Ltd.	57,964	3,221,453
Ituran Location and Control Ltd.	5,688	80,225
Jerusalem Economy Ltd.	302,624	3,873,409
Mizrahi Tefahot Bank Ltd.	365,130	3,864,315
Osem Investments Ltd.	52,800	859,852
Partner Communications Co., Ltd.	9,170	138,257
Phoenix Holdings Ltd. (The)	239,574	808,320
Shikun & Binui Ltd.	495,872	1,231,482
Shufersal Ltd.	665,282	3,842,114

Total Israel		73,788,916

Malaysia - 8.1%
Batu Kawan Bhd	194,900	1,105,047
Berjaya Sports Toto Bhd	1,133,300	1,685,218
Boustead Holdings Bhd	1,477,789	3,024,586
British American Tobacco Malaysia Bhd	245,300	3,793,843
DiGi.Com Bhd	1,564,500	15,046,557
Lafarge Malayan Cement Bhd	1,421,500	3,507,261
Malayan Banking Bhd	12,986,100	38,448,662
Maxis Bhd	7,539,000	13,682,305
MISC Bhd	4,791,657	11,663,745
OSK Holdings Bhd	741,100	375,520
Petronas Dagangan Bhd	1,111,400	5,925,994
Petronas Gas Bhd	2,500,172	10,946,274
Public Bank Bhd	3,570,776	15,728,207
Sunway City Bhd	347,520	619,195
Telekom Malaysia Bhd	5,957,655	7,793,588
UMW Holdings Bhd	1,483,800	3,547,950
YTL Power International Bhd	3,476,637	2,533,069

Total Malaysia		139,427,021

See Notes to Schedule of Investments.

88    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Equity Income Fund (DEM)

June 30, 2011

Investments	Shares	Fair Value
Mexico - 2.9%
Bolsa Mexicana de Valores S.A.B de C.V.	590,100	$1,183,531
Grupo Aeroportuario del Centro Norte S.A.B de C.V.(a)	408,837	875,066
Grupo Aeroportuario del Pacifico S.A.B de C.V. Class B	1,106,500	4,530,961
Grupo Aeroportuario del Sureste S.A.B de C.V. Class B(a)	518,916	3,048,829
Industrias Penoles S.A.B de C.V.	482,325	18,152,224
Kimberly-Clark de Mexico S.A.B de C.V. Class A	1,051,638	6,908,748
Telefonos de Mexico S.A.B de C.V. Class L	17,564,700	14,513,805

Total Mexico		49,213,164

Philippines - 1.5%
Aboitiz Equity Ventures, Inc.	7,371,400	7,144,313
Aboitiz Power Corp.	7,495,000	5,413,488
Globe Telecom, Inc.	336,280	6,937,448
Philippine Long Distance Telephone Co.	55,855	2,979,965
Semirara Mining Corp.	734,180	3,615,415

Total Philippines		26,090,629

Poland - 2.9%
Bank Handlowy w Warszawie S.A.	47,399	1,502,099
Bank Pekao S.A.	217,928	12,521,299
Powszechna Kasa Oszczednosci Bank Polski S.A.	1,019,881	15,603,031
Telekomunikacja Polska S.A.	3,345,710	20,303,620

Total Poland		49,930,049

Russia - 1.4%
Mobile Telesystems OJSC ADR	1,289,600	24,528,192

South Africa - 8.5%
African Bank Investments Ltd.	3,435,088	17,441,471
Allied Technologies Ltd.	118,335	1,016,819
Astral Foods Ltd.	83,469	1,576,048
Aveng Ltd.	251,807	1,329,797
AVI Ltd.	331,346	1,525,003
City Lodge Hotels Ltd.	410,813	3,952,992
Coronation Fund Managers Ltd.	110,497	314,588
FirstRand Ltd.	5,803,002	16,992,121
Grindrod Ltd.	253,126	520,889
Group Five Ltd.	768,688	3,390,437
Imperial Holdings Ltd.	341,346	6,105,355
Kumba Iron Ore Ltd.	535,513	38,234,001
Lewis Group Ltd.	254,966	3,179,647
Life Healthcare Group Holdings Ltd.	728,274	1,889,709
MMI Holdings Ltd.	1,282,925	3,215,356
Pick’n Pay Holdings Ltd.	22,013	56,112
Pick’n Pay Stores Ltd.	11,634	71,222
Pretoria Portland Cement Co., Ltd.	260,318	1,029,137
Raubex Group Ltd.(a)	20,608	48,974
Reunert Ltd.	216,366	1,951,092
Sanlam Ltd.	1,921,806	7,813,095
Santam Ltd.	272,053	5,257,257
Spar Group Ltd. (The)	107,112	1,425,843
Standard Bank Group Ltd.	171,331	2,526,620
Vodacom Group Ltd.	1,325,188	16,410,906
Vukile Property Fund Ltd.	2,390,718	5,007,847
Woolworths Holdings Ltd.	729,139	3,199,865

Total South Africa		145,482,203

South Korea - 3.7%
Bukwang Pharmaceutical Co., Ltd.	299,390	3,322,972
Daekyo Co., Ltd.	64,353	344,172
Daishin Securities Co., Ltd.	710,660	9,085,851
Hansol Paper Co., Ltd.	883,550	7,754,286
Jinro Ltd.	37,460	1,222,761
Kangwon Land, Inc.	369,410	9,895,683
Korea Exchange Bank	332,700	2,991,542
KT Corp. ADR(a)	147,733	2,871,930
KT&G Corp.	120,797	7,512,688
LG Uplus Corp.	27,490	149,082
Meritz Fire & Marine Insurance Co., Ltd.	524,430	6,459,284
SK Telecom Co., Ltd. ADR(a)	601,015	11,238,981
SK Telecom Co., Ltd.	5,511	833,631
Woongjin Thinkbig Co., Ltd.	3,210	49,158

Total South Korea		63,732,021

Taiwan - 21.7%
Ability Enterprise Co., Ltd.	955,000	1,316,622
AcBel Polytech, Inc.	463,416	366,235
Accton Technology Corp.	418,743	267,514
Acer, Inc.	4,190,000	7,293,679
Advantech Co., Ltd.	563,964	1,916,301
Alpha Networks, Inc.	1,520,000	1,243,581
Altek Corp.	307,991	446,597
AmTRAN Technology Co., Ltd.	1,766,000	1,506,328
Asia Cement Corp.	4,333,926	6,186,257
Asia Vital Components Co., Ltd.	557,345	594,726
ASROCK, Inc.	255,660	1,050,286
Asustek Computer, Inc.	692,000	6,866,155
AV Tech Corp.	163,000	584,504
Avermedia Technologies, Inc.	116,460	148,801
Chicony Electronics Co., Ltd.	1,156,000	2,237,666
China Development Financial Holding Corp.	17,477,000	7,088,518
China Synthetic Rubber Corp.	2,258,000	2,366,209
Chung Hsin Electric & Machinery Manufacturing Corp.	557,000	332,569
Chunghwa Telecom Co., Ltd.	12,217,248	42,023,573
Compal Electronics, Inc.	5,349,000	6,555,079
Coxon Precise Industrial Co., Ltd.	348,608	762,184
CTCI Corp.	1,078,992	1,412,436
Cyberlink Corp.	75,000	226,121
CyberTAN Technology, Inc.	808,000	943,771
Delta Electronics, Inc.	939,000	3,448,901
Depo Auto Parts Industries Co., Ltd.	840,163	2,108,927
D-Link Corp.	734,000	670,792
Eternal Chemical Co., Ltd.	913,500	1,030,425
Everlight Electronics Co., Ltd.	339,000	909,948
Far EasTone Telecommunications Co., Ltd.	5,484,595	8,745,259
Faraday Technology Corp.	93,000	140,681
Farglory Land Development Co., Ltd.	913,000	2,275,865
Feng Hsin Iron & Steel Co.	594,922	1,128,806
Formosa Chemicals & Fibre Corp.	4,237,000	15,783,557
Formosa Petrochemical Corp.	6,158,000	21,653,280
Formosa Plastics Corp.	3,669,000	13,220,586
Formosan Rubber Group, Inc.	1,431,000	1,509,541
FSP Technology, Inc.	72,000	80,088
Fubon Financial Holding Co., Ltd.	4,628,000	7,113,555
Gemtek Technology Corp.	94,705	103,530
Getac Technology Corp.	74,000	35,424
Giant Manufacturing Co., Ltd.	113,000	454,384
Global Mixed Mode Technology, Inc.	49,000	208,975

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    89

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Equity Income Fund (DEM)

June 30, 2011

Investments	Shares	Fair Value
Greatek Electronics, Inc.	259,700	$241,405
Holtek Semiconductor, Inc.	381,454	553,785
Holy Stone Enterprise Co., Ltd.	421,000	500,536
Hotai Motor Co., Ltd.	239,000	898,637
Huaku Development Co., Ltd.	808,601	2,404,112
Hung Poo Real Estate Development Corp.	113,000	140,053
Infortrend Technology, Inc.	708,000	1,034,017
Inventec Appliances Corp.	1,063,698	855,447
Inventec Co., Ltd.	4,405,701	2,300,747
I-Sheng Electric Wire & Cable Co., Ltd.	598,000	861,914
Kindom Construction Co., Ltd.	1,009,000	888,739
LCY Chemical Corp.	327,000	736,571
Lealea Enterprise Co., Ltd.	739,169	392,443
Lite-On Technology Corp.	1,461,261	1,923,013
Macronix International	2,256,000	1,382,338
MediaTek, Inc.	1,638,000	17,792,261
Mega Financial Holding Co., Ltd.	7,237,000	6,324,045
Merida Industry Co., Ltd.	440,646	1,001,765
Merry Electronics Co., Ltd.	118,000	180,758
Nan Ya Printed Circuit Board Corp.	828,569	3,144,255
Neo Solar Power Corp.	488,486	913,249
Novatek Microelectronics Corp.	715,415	2,303,894
Oriental Union Chemical Corp.	809,155	1,183,160
Pou Chen Corp.	7,291,000	6,726,600
President Securities Corp.	1,156,000	837,112
Quanta Computer, Inc.	5,471,990	12,954,386
Realtek Semiconductor Corp.	423,000	815,855
Shih Wei Navigation Co., Ltd.	708,127	963,941
Shin Zu Shing Co., Ltd.	824,000	1,772,876
Silicon Integrated Systems Corp.	615,438	344,963
Siliconware Precision Industries Co.	2,951,000	3,796,176
Silitech Technology Corp.	1,022,000	2,415,924
Sincere Navigation	283,000	322,179
Sonix Technology Co., Ltd.	124,011	259,908
Syncmold Enterprise Corp.	201,000	345,689
Taiwan Cement Corp.	3,847,364	5,732,838
Taiwan Cogeneration Corp.	1,110,720	761,787
Taiwan Mobile Co., Ltd.	6,926,000	18,759,650
Taiwan Navigation Co., Ltd.	423,000	474,197
Taiwan Secom Co., Ltd.	803,635	1,555,594
Taiwan Semiconductor Manufacturing Co., Ltd.	31,411,000	78,955,357
Ton Yi Industrial Corp.	3,185,683	1,885,446
Tsann Kuen Enterprise Co., Ltd.	208,257	420,523
TSRC Corp.	902,222	2,654,195
U-Ming Marine Transport Corp.	1,471,000	3,149,564
Wistron Corp.	1,992,000	3,536,895
Young Fast Optoelectronics Co., Ltd.*	47,000	292,896
Zinwell Corp.	61,000	92,168

Total Taiwan		372,142,099

Thailand - 3.1%
Advanced Info Service PCL	5,627,490	19,048,298
Bangchak Petroleum PCL	3,314,461	2,179,076
Bangkok Expressway PCL	387,700	225,869
BEC World PCL	1,950,669	2,190,336
Delta Electronics Thai PCL	1,148,200	926,781
Dynasty Ceramic PCL	238,554	362,975
Electricity Generating PCL	418,700	1,267,342
Glow Energy PCL	1,847,400	3,006,347
Hana Microelectronics PCL	15,200	11,527
Kiatnakin Bank PCL	438,478	470,945
Kim Eng Securities Thailand PCL	3,540,900	1,820,870
Land and Houses PCL	24,662,800	4,615,495
LPN Development PCL	1,563,000	485,814
Major Cineplex Group PCL	865,700	433,907
MCOT PCL	837,600	776,944
Precious Shipping PCL	551,500	265,653
Quality Houses PCL	1,980,900	115,405
Ratchaburi Electricity Generating Holding PCL	2,067,496	2,809,372
STP & I PCL	2,089,526	1,598,173
Supalai PCL	6,935,098	2,415,152
Thai Plastic & Chemical PCL	1,532,100	1,483,482
Thai Tap Water Supply PCL	3,562,455	637,705
Thai Vegetable Oil PCL	915,142	741,645
Thanachart Capital PCL	543,900	504,513
Tisco Financial Group PCL	410,199	500,650
Total Access Communication PCL	2,564,600	4,569,954

Total Thailand		53,464,230

Turkey - 4.2%
Arcelik A.S.	810,136	4,140,473
Bagfas Bandirma Gubre Fabrik	7,237	686,267
Cimsa Cimento Sanayi ve Tica	5,275	28,129
Eregli Demir ve Celik Fabrikalari TAS(a)	4,510,795	11,499,194
Ford Otomotiv Sanayi A.S.	816,105	7,010,262
Hurriyet Gazetecilik A.S.	443,312	368,517
Mardin Cimento Sanayii ve Ticaret A.S.	239,023	1,027,328
Pinar SUT Mamulleri Sanayii A.S.	51,957	513,491
Tofas Turk Otomobil Fabrikasi A.S.	303,105	1,381,143
Tupras Turkiye Petrol Rafinerileri A.S.	351,994	8,626,454
Turk Telekomunikasyon A.S.	6,738,340	35,600,343
Turk Traktor ve Ziraat Makineleri A.S.	22,111	506,484

Total Turkey		71,388,085

TOTAL COMMON STOCKS (Cost: $1,531,464,489)		1,697,182,395

RIGHTS - 0.0%

Chile - 0.0%
Corpbanca, expiring 7/02/11* (Cost: $0)	45,446,950	3,298

TOTAL LONG-TERM INVESTMENTS (Cost: $1,531,464,489)		1,697,185,693

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%

MONEY MARKET FUND - 1.1%
Dreyfus Institutional Preferred Money Market Fund, 0.15%(b) (Cost: $18,556,019)(c)	18,556,019	18,556,019

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $1,550,020,508)(d)		1,715,741,712
Other Assets in Excess of Cash, Foreign Currency and Liabilities - 0.0%		363,828

NET ASSETS - 100.0%		$1,716,105,540

ADR	-	American Depositary Receipt
PCL	-	Public Company Limited

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2011 (See Note 2).
(b)	Interest rate shown reflects yield as of June 30, 2011.
(c)	At June 30, 2011, the total market value of the Fund’s securities on loan was $17,572,617 and the total market value of the collateral held by the Fund was $18,556,019.

See Notes to Schedule of Investments.

90    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Equity Income Fund (DEM)

June 30, 2011

(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    91

Schedule of Investments (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2011

Investments	Shares	Fair Value
COMMON STOCKS - 98.6%

Argentina - 2.6%
Banco Macro S.A. ADR	356,449	$13,452,385
BBVA Banco Frances S.A. ADR(a)	344,387	3,547,186
Telecom Argentina S.A. ADR	267,713	6,976,601

Total Argentina		23,976,172

Brazil - 6.0%
Aliansce Shopping Centers S.A.	234,497	2,101,429
BR Properties S.A.	178,608	2,012,163
Brookfield Incorporacoes S.A.	783,872	3,828,416
Cia de Saneamento de Minas Gerais-COPASA	368,287	7,378,706
Drogasil S.A.	276,459	1,934,196
Equatorial Energia S.A.	476,823	3,589,335
Estacio Participacoes S.A.	137,835	1,772,511
Eternit S.A.	71,660	437,597
Even Construtora e Incorporadora S.A.	497,843	2,527,057
Fleury S.A.	58,575	855,613
Gafisa S.A.	833,300	3,936,472
Helbor Empreendimentos S.A.	33,812	468,791
Iochpe-Maxion S.A.	118,948	1,612,622
JHSF Participacoes S.A.	1,711,021	5,202,336
JSL S.A.	84,033	618,582
Lojas Americanas S.A.	225,429	1,884,527
LPS Brasil Consultoria de Imoveis S.A.	46,782	1,122,948
Mills Estruturas e Servicos de Engenharia S.A.	14,818	213,413
Paranapanema S.A.	731,537	2,402,167
Positivo Informatica S.A.	12,700	57,718
Rossi Residencial S.A.	412,676	3,336,277
Santos Brasil Participacoes S.A.	101,693	1,824,583
Sao Martinho S.A.	52,682	809,325
SLC Agricola S.A.	96,265	1,141,192
Tegma Gestao Logistica	120,060	1,943,554
TPI - Triunfo Participacoes e Investimentos S.A.	29,934	172,447
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	173,929	2,260,047

Total Brazil		55,444,024

Chile - 3.5%
Cia General de Electricidad S.A.	31,658	181,077
Cia Sud Americana de Vapores S.A.	4,517,511	2,830,736
Empresas Iansa S.A.	8,219,125	767,446
Empresas La Polar S.A.	399,133	597,571
Forus S.A.	296,076	954,166
Inversiones Aguas Metropolitanas S.A.	4,948,583	7,551,460
Norte Grande S.A.	188,423,072	3,277,447
Parque Arauco S.A.	2,351,487	5,244,486
Sigdo Koppers S.A.	1,041,820	2,087,865
Socovesa S.A.	971,754	628,410
Sonda S.A.	1,313,856	3,614,471
Vina Concha y Toro S.A.	1,556,886	4,170,414

Total Chile		31,905,549

China - 4.5%
Anhui Expressway Co. Class H	2,790,721	2,331,205
BBMG Corp. Class H	382,540	570,276
Beijing Capital Land Ltd. Class H	864,948	286,788
China Railway Construction Corp., Ltd. Class H	6,213,500	5,198,379
China Railway Group Ltd. Class H	8,194,000	3,843,611
Chongqing Machinery & Electric Co., Ltd. Class H	3,101,305	996,403
CSR Corp., Ltd. Class H	923,352	867,432
Datang International Power Generation Co., Ltd. Class H(a)	9,714,000	3,295,738
Dongfang Electric Corp., Ltd. Class H	215,400	798,624
First Tractor Co., Ltd. Class H	697,762	868,027
Guangshen Railway Co., Ltd. Class H(a)	9,319,964	3,904,653
Harbin Power Equipment Co., Ltd. Class H	368,174	420,162
Huaneng Power International, Inc. Class H	1,006,000	528,776
Jiangsu Expressway Co., Ltd. Class H	1,543,062	1,425,814
Maanshan Iron & Steel Class H	439,917	203,528
Metallurgical Corp. of China Ltd. Class H	7,744,000	3,025,447
Shanghai Electric Group Co., Ltd. Class H	6,800,000	3,591,711
Shanghai Prime Machinery Co., Ltd. Class H	7,794,000	1,662,720
Shenzhen Expressway Co., Ltd. Class H	1,325,970	753,194
Sinopec Shanghai Petrochemical Co., Ltd. Class H	3,860,941	1,731,686
Sinopec Yizheng Chemical Fibre Co., Ltd. Class H	2,308,000	815,679
Sinotrans Ltd. Class H	766,000	181,133
Tong Ren Tang Technologies Co., Ltd. Class H	332,944	326,900
Travelsky Technology Ltd. Class H	1,316,204	828,838
Weichai Power Co., Ltd. Class H(a)	148,798	868,168
Weiqiao Textile Co., Ltd. Class H	1,388,000	1,043,508
Xiamen International Port Co., Ltd. Class H	324,000	57,878
Xinjiang Xinxin Mining Industry Co., Ltd. Class H	86,054	48,439
ZTE Corp. Class H(a)	337,684	1,223,799

Total China		41,698,516

Indonesia - 1.7%
AKR Corporindo Tbk PT	4,749,841	1,177,006
Aneka Tambang Tbk PT*	6,671,825	1,614,371
Bakrie Sumatera Plantations Tbk PT	10,537,500	516,092
Bank Bukopin Tbk PT	19,641,904	1,580,423
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	12,831,990	1,780,662
Bank Tabungan Negara Tbk PT	4,523,376	891,435
Global Mediacom Tbk PT	6,333,438	620,382
Holcim Indonesia Tbk PT	1,606,079	412,031
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	5,977,010	1,620,494
Sampoerna Agro PT	2,997,181	1,205,793
Summarecon Agung Tbk PT	15,528,522	2,064,313
Timah Tbk PT	8,279,662	2,413,755

Total Indonesia		15,896,757

Israel - 9.6%
Amot Investments Ltd.	382,457	1,104,601
British Israel Investments Ltd.	269,960	1,025,094
Clal Industries and Investments Ltd.	934,286	6,809,785
Clal Insurance Enterprise Holdings, Ltd.	29,353	716,032
Delek Automotive Systems Ltd.	470,719	5,257,111
Discount Investment Corp.	504,069	7,328,815
Elbit Systems Ltd.	53,998	2,558,259
First International Bank of Israel Ltd.	225,017	3,317,223
Gazit-Globe Ltd.	734,815	8,789,705
Harel Insurance Investments & Financial Services Ltd.	4,034	224,197

See Notes to Schedule of Investments.

92    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2011

Investments	Shares	Fair Value
Ituran Location and Control Ltd.	38,823	$547,573
Jerusalem Economy Ltd.	102,534	1,312,375
Migdal Insurance & Financial Holding Ltd.	3,099,141	5,392,187
Mizrahi Tefahot Bank Ltd.	604,697	6,399,747
Ormat Industries Ltd.	771,695	5,080,373
Osem Investments Ltd.	183,179	2,983,085
Partner Communications Co., Ltd.	583,161	8,792,405
Phoenix Holdings Ltd. (The)	171,297	577,954
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	22,620	781,811
Shikun & Binui Ltd.	3,569,280	8,864,193
Shufersal Ltd.	1,075,850	6,213,212
Strauss Group Ltd.	280,991	4,290,223

Total Israel		88,365,960

Malaysia - 7.1%
Aeon Co. M Bhd	716,701	1,718,468
Affin Holdings Bhd	1,062,000	1,171,207
Alliance Financial Group Bhd	5,319,332	5,602,078
Batu Kawan Bhd	60,500	343,024
Berjaya Corp. Bhd	643,100	257,709
Berjaya Sports Toto Bhd	2,330,438	3,465,364
Boustead Holdings Bhd	2,342,919	4,795,244
Coastal Contracts Bhd	187,161	216,944
Dialog Group Bhd	2,939,281	2,686,675
DRB-Hicom Bhd	1,744,500	1,311,480
ECM Libra Financial Group Bhd	3,740,027	1,127,148
Fraser & Neave Holdings Bhd	63,500	407,982
Gamuda Bhd	2,713,183	3,459,432
Genting Plantation Bhd	469,400	1,231,213
HAP Seng Consolidated Bhd	259,061	450,429
Hartalega Holdings Bhd	261,096	482,502
IGB Corp. Bhd	3,141,271	2,226,302
IJM Land Bhd	1,408,477	1,324,747
KFC Holdings Malaysia Bhd	432,692	551,702
KNM Group Bhd	312,700	194,693
KPJ Healthcare Bhd	1,034,157	1,582,317
Kulim Malaysia Bhd	2,082,439	2,448,306
Lafarge Malayan Cement Bhd	1,762,600	4,348,856
Mah Sing Group Bhd	1,479,881	1,279,182
Malaysia Airports Holdings Bhd	1,390,700	2,979,907
Media Prima Bhd	1,306,400	1,254,698
Mudajaya Group Bhd	454,178	675,363
OSK Holdings Bhd	61,200	31,010
Parkson Holdings Bhd	2,026,478	4,040,205
POS Malaysia Bhd	1,544,400	1,687,869
QSR Brands Bhd	256,925	498,619
Sapuracrest Petroleum Bhd	1,213,140	1,687,428
SP Setia Bhd	4,045,538	5,600,381
Sunway City Bhd	118,581	211,282
Supermax Corp. Bhd	833,968	1,024,680
TAN Chong Motor Holdings Bhd	87,600	137,514
Top Glove Corp. Bhd	30,700	53,378
Unisem M Bhd	1,562,900	822,988
Wah Seong Corp. Bhd	952,951	773,217
WCT Bhd	1,271,600	1,301,290

Total Malaysia		65,462,833

Mexico - 1.8%
Alsea S.A.B de C.V.(a)	692,715	704,712
Bolsa Mexicana de Valores S.A.B de C.V.	1,733,861	3,477,510
Grupo Aeroportuario del Centro Norte S.A.B de C.V.(a)	1,039,788	2,225,540
Grupo Aeroportuario del Pacifico S.A.B de C.V. Class B	812,274	3,326,147
Grupo Aeroportuario del Sureste S.A.B de C.V. Class B	707,032	4,154,082
Grupo Herdez S.A.B de CV	747,051	1,603,431
TV Azteca S.A.B de CV	1,484,800	1,209,172

Total Mexico		16,700,594

Philippines - 2.2%
Alliance Global Group, Inc.	1,129,029	285,026
Cebu Air, Inc.	1,458,281	3,062,272
First Philippine Holdings Corp.	770,360	1,052,390
International Container Terminal Services, Inc.	806,928	934,759
Jollibee Foods Corp.	514,923	1,051,591
Manila Water Co., Inc.	6,426,627	2,764,332
Megaworld Corp.	10,799,850	495,943
Metro Pacific Investments Corp.	15,655,049	1,293,298
Philex Mining Corp.	1,425,617	764,869
Philex Petroleum Corp.* †	179,314	—
Philweb Corp.	897,416	343,766
Robinsons Land Corp.	99,400	27,525
Security Bank Corp.	454,339	1,048,434
Semirara Mining Corp.	386,990	1,905,704
Universal Robina Corp.	3,692,013	3,476,039
Vista Land & Lifescapes, Inc.	23,239,797	1,694,652

Total Philippines		20,200,600

Poland - 0.7%
Agora S.A.	59,800	392,306
Asseco Poland S.A.	82,885	1,496,296
Bank Millennium S.A.	1,011,612	1,989,839
Eurocash S.A.	70,395	756,439
PBG S.A.	16,463	830,556
Polimex-Mostostal S.A.	1,193,402	1,399,758

Total Poland		6,865,194

Russia - 0.1%
Novorossiysk Commercial Sea Port PJSC, Reg S GDR	85,624	768,903

South Africa - 9.2%
Adcock Ingram Holdings Ltd.	165,584	1,451,150
Aeci Ltd.	258,512	3,218,530
African Oxygen Ltd.(a)	139,613	404,690
Allied Technologies Ltd.	192,135	1,650,961
Astral Foods Ltd.	146,003	2,756,805
Aveng Ltd.	374,413	1,977,281
AVI Ltd.	847,882	3,902,333
Barloworld Ltd.	248,191	2,522,549
Blue Label Telecoms Ltd.	2,802,085	2,079,140
Capitec Bank Holdings Ltd.	19,788	528,342
Cipla Medpro South Africa Ltd.	1,263,138	1,285,684
City Lodge Hotels Ltd.	86,620	833,489
Coronation Fund Managers Ltd.	1,355,325	3,858,648
Grindrod Ltd.	293,367	603,698
Group Five Ltd.	154,371	680,881
Investec Ltd.	612,499	5,040,761
JD Group Ltd.	112,029	697,888
JSE Ltd.	284,888	2,668,592
Lewis Group Ltd.	304,983	3,803,402
Life Healthcare Group Holdings Ltd.	2,301,874	5,972,852
Mondi Ltd.	337,267	3,283,117
Mr. Price Group Ltd.	401,390	4,038,176
Nampak Ltd.	755,683	2,524,889
Northam Platinum Ltd.	27,860	174,541
Pick’n Pay Holdings Ltd.	41,792	106,530

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    93

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2011

Investments	Shares	Fair Value
Pretoria Portland Cement Co., Ltd.	2,237,831	$8,847,009
Reunert Ltd.	670,537	6,046,604
Santam Ltd.	198,233	3,830,731
Spar Group Ltd. (The)	320,927	4,272,083
Sun International Ltd.	40,107	541,938
Tongaat Hulett Ltd.	33,287	437,018
Vukile Property Fund Ltd.	2,081,303	4,359,714
Wilson Bayly Holmes-Ovcon Ltd.	44,993	730,083

Total South Africa		85,130,109

South Korea - 9.7%
AUK Corp.	188,250	758,184
Bukwang Pharmaceutical Co., Ltd.	122,699	1,361,854
Capro Corp.	5,040	152,477
Cheil Worldwide, Inc.	226,411	3,361,227
Chong Kun Dang Pharm Corp.	19,801	524,861
CJ Corp.	20,505	1,396,257
CJ O Shopping Co., Ltd.	927	200,308
Daeduck Electronics Co.	130,557	1,114,011
Daekyo Co., Ltd.	64,412	344,488
Daewoong Pharmaceutical Co., Ltd.	335	12,017
Daishin Securities Co., Ltd.	304,429	3,892,152
Daou Technology, Inc.	128,040	940,227
Daum Communications Corp.	2,327	241,930
Dongkuk Steel Mill Co., Ltd.	89,461	3,435,490
Green Cross Corp.	6,044	914,257
Green Cross Holdings Corp.	41,908	608,415
GS Home Shopping, Inc.	1,517	193,524
Halla Climate Control Corp.	188,640	4,540,859
Halla Engineering & Construction Corp.	17,229	342,111
Hana Tour Service, Inc.	9,079	413,281
Handsome Co., Ltd.	62,958	1,553,827
Hanjin Heavy Industries & Construction Holdings Co., Ltd.	1,742	17,785
Hanjin Shipping Co., Ltd.	84,057	1,759,635
Hanjin Shipping Holdings Co., Ltd.	67,300	797,401
Hansol Paper Co., Ltd.	248,060	2,177,045
Hanssem Co., Ltd.	53,448	670,822
Hotel Shilla Co., Ltd.	40,198	1,018,457
Huchems Fine Chemical Corp.	58,511	1,408,451
Hyosung Corp.	15,990	1,374,872
Hyundai Development Co.	38,148	1,068,351
Hyundai Elevator Co., Ltd.	2,329	232,322
Hyundai Home Shopping Network Corp.	3,603	430,274
Hyundai Marine & Fire Insurance Co., Ltd.	93,643	2,789,161
iMarketKorea, Inc.	66,730	1,118,781
ISU Chemical Co., Ltd.	24,972	640,877
Jeonbuk Bank	149,192	880,354
Jinro Ltd.	14,143	461,653
KEPCO Engineering & Construction Co., Inc.	17,892	1,005,498
KISCO Corp.	4,620	134,145
Kolon Corp.	18,900	508,060
Kolon Industries, Inc.	9,766	942,161
Korea Gas Corp.	35,558	1,232,282
Korea Investment Holdings Co., Ltd.	41,640	1,407,956
Korean Reinsurance Co.	192,874	2,520,107
KP Chemical Corp.	85,833	1,973,681
LG Fashion Corp.	48,451	1,903,732
LG Innotek Co., Ltd.	11,814	1,066,707
LG International Corp.	35,475	1,807,559
LIG Insurance Co., Ltd.	100,322	2,565,251
Lock & Lock Co., Ltd.	20,069	814,865
LS Industrial Systems Co., Ltd.	12,358	891,271
Meritz Fire & Marine Insurance Co., Ltd.	158,700	1,954,671
Mirae Asset Securities Co., Ltd.	67,385	2,830,719
OCI Materials Co., Ltd.	3,174	395,691
Orion Corp.	900	384,396
Partron Co., Ltd.	53,068	902,153
Poongsan Corp.	29,408	1,060,467
S1 Corp.	37,376	1,932,427
Samsung Fine Chemicals Co., Ltd.	19,117	1,226,539
Samyang Corp.	10,766	1,058,802
Seoul Semiconductor Co., Ltd.	50,294	1,373,175
Silicon Works Co., Ltd.	24,520	641,909
SK Chemicals Co., Ltd.	15,836	1,062,012
SK Networks Co., Ltd.	150,804	1,539,609
SKC Co., Ltd.	40,311	2,552,357
STX Corp. Co., Ltd.	11,400	240,781
STX Engine Co., Ltd.	21,546	623,586
STX Offshore & Shipbuilding Co., Ltd.	80,198	2,369,922
Sungwoo Hitech Co., Ltd.	50,039	1,183,426
Taeyoung Engineering & Construction	71,264	422,518
Tong Yang Life Insurance	31,386	371,876
Woongjin Thinkbig Co., Ltd.	23,140	354,366
Woori Investment & Securities Co., Ltd.	99,190	1,593,320
Youngone Corp.	83,888	1,198,232

Total South Korea		89,194,227

Taiwan - 27.2%
Ability Enterprise Co., Ltd.	3,163,162	4,360,931
AcBel Polytech, Inc.	322,119	254,569
Accton Technology Corp.	1,666,683	1,064,760
ACES Electronic Co., Ltd.	120,677	293,253
Advantech Co., Ltd.*	1,066,019	3,622,242
ALI Corp.	953,000	1,376,904
Alpha Networks, Inc.	2,465,606	2,017,224
Altek Corp.	314,905	456,622
AmTRAN Technology Co., Ltd.	3,407,236	2,906,236
Apex Biotechnology Corp.	303,315	709,620
Asia Vital Components Co., Ltd.	1,120,775	1,195,946
ASROCK, Inc.	485,146	1,993,045
Aurora Corp.	523,000	1,023,295
AV Tech Corp.	309,036	1,108,177
Avermedia Technologies, Inc.	64,021	81,800
BES Engineering Corp.	658,987	216,118
Bright Led Electronics Corp.	467,000	440,604
Capital Securities Corp.	573,000	276,291
Cathay Real Estate Development Co., Ltd.	3,943,000	2,045,388
Champion Building Materials Co., Ltd.	346,078	257,840
Chang Wah Electromaterials, Inc.	96,464	423,154
Cheng Uei Precision Industry Co., Ltd.	1,223,345	3,194,279
Chicony Electronics Co., Ltd.	317,296	614,189
China Chemical & Pharmaceutical Co., Ltd.	892,045	734,481
China Electric Manufacturing Corp.	335,101	292,828
China Life Insurance Co., Ltd.	923,000	1,221,091
China Motor Corp.	517,000	531,876
China Steel Chemical Corp.	690,232	3,688,639
China Synthetic Rubber Corp.	694,544	727,828
Chroma ATE, Inc.	504,962	1,606,821
Chun Yuan Steel	2,263,428	1,178,068
Chung Hsin Electric & Machinery Manufacturing Corp.	952,531	568,730
Clevo Co.	360,000	698,104
Compal Communications, Inc.	1,246,231	1,553,260
Coxon Precise Industrial Co., Ltd.	596,686	1,304,572
CSBC Corp. Taiwan	1,091,797	1,033,888
CTCI Corp.	1,978,032	2,589,309
Cyberlink Corp.	4,000	12,060

See Notes to Schedule of Investments.

94    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2011

Investments	Shares	Fair Value
CyberPower Systems, Inc.	63,646	$255,927
CyberTAN Technology, Inc.	861,000	1,005,677
Darfon Electronics Corp.	628,059	700,795
Depo Auto Parts Industries Co., Ltd.	405,157	1,017,001
D-Link Corp.	1,400,163	1,279,589
Edison Opto Corp.	95,470	398,851
Elan Microelectronics Corp.	852,000	972,918
Elite Material Co., Ltd.	658,343	624,570
Elite Semiconductor Memory Technology, Inc.	91,282	122,033
Entire Technology Co., Ltd.	389,835	1,141,404
Eternal Chemical Co., Ltd.	1,865,361	2,104,120
Evergreen International Storage & Transport Corp.	1,874,588	1,605,475
Everlight Chemical Industrial Corp.	783,647	736,626
Everlight Electronics Co., Ltd.	170,970	458,920
Excelsior Medical Co., Ltd.	90,497	280,721
Far Eastern Department Stores Co., Ltd.	804,496	1,610,476
Far Eastern International Bank	1,761,218	876,823
Faraday Technology Corp.	73,342	110,944
Farglory Land Development Co., Ltd.	4,028,816	10,042,760
Feng Hsin Iron & Steel Co.	1,143,950	2,170,532
First Insurance Co., Ltd.	1,145,637	799,694
First Steamship Co., Ltd.	177,977	412,668
Flytech Technology Co., Ltd.	283,598	829,364
Forhouse Corp.	978,000	766,097
Formosa Advanced Technologies Co., Ltd.	121,000	152,706
Formosa Epitaxy, Inc.	618,564	611,597
Formosa International Hotels Corp.	45,852	868,400
Formosan Rubber Group, Inc.	794,080	837,663
Fortune Electric Co., Ltd.	511,000	384,271
Gemtek Technology Corp.	21,636	23,652
GeoVision, Inc.	103,000	426,724
Getac Technology Corp.	12,000	5,744
Giant Manufacturing Co., Ltd.	212,464	854,338
Gigabyte Technology Co., Ltd.	3,703,221	4,151,434
Global Brands Manufacture Ltd.	1,995,000	1,191,159
Global Mixed Mode Technology, Inc.	3,000	12,794
Global Unichip Corp.	54,927	217,042
Goldsun Development & Construction Co., Ltd.	2,238,566	1,122,264
Grand Pacific Petrochemical	193,923	120,512
Grape King Industrial Co.	688,178	1,165,591
Great China Metal Industry	510,694	667,626
Great Wall Enterprise Co., Ltd.	980,923	1,126,968
Greatek Electronics, Inc.	3,444,436	3,201,784
Green Energy Technology, Inc.	272,699	944,646
Hey Song Corp.	628,509	591,891
Holtek Semiconductor, Inc.	339,482	492,851
Holy Stone Enterprise Co., Ltd.	1,396,636	1,660,491
Hotai Motor Co., Ltd.	1,236,567	4,649,476
HUA ENG Wire & Cable Co., Ltd.	2,068,000	784,765
Huaku Development Co., Ltd.	1,621,560	4,821,182
Huang Hsiang Construction Co.	150,166	397,850
Hung Poo Real Estate Development Corp.	3,500,248	4,338,219
Infortrend Technology, Inc.	1,100,000	1,606,524
Inventec Appliances Corp.	957,815	770,294
Inventec Co., Ltd.	3,529,105	1,842,971
ITE Technology, Inc.	3,000	4,392
ITEQ Corp.	285,381	408,347
Jentech Precision Industrial Co., Ltd.	65,635	287,918
KEE TAI Properties Co., Ltd.	868,000	595,317
Kenda Rubber Industrial Co., Ltd.	930,830	1,335,151
Kindom Construction Co., Ltd.	1,579,045	1,390,842
King Slide Works Co., Ltd.	31,518	133,321
Kinsus Interconnect Technology Corp.	556,368	2,266,265
L&K Engineering Co., Ltd.	281,000	337,511
LCY Chemical Corp.	1,074,556	2,420,449
Lealea Enterprise Co., Ltd.	2,209,727	1,173,197
Lien Hwa Industrial Corp.*	429,449	325,935
Lingsen Precision Industries Ltd.	304,310	234,138
LITE-ON IT Corp.	2,167,222	2,467,254
Lotes Co., Ltd.	174,033	684,656
Macronix International	3,725,722	2,282,894
Makalot Industrial Co., Ltd.	1,073,128	2,809,519
Mercuries & Associates Ltd.	368,951	353,235
Merida Industry Co., Ltd.	1,054,555	2,397,425
Merry Electronics Co., Ltd.	210,203	321,999
Micro-Star International Co., Ltd.	105,396	51,004
MIN AIK Technology Co., Ltd.	155,819	394,925
Mitac International Corp.	606,000	264,776
Nan Ya Printed Circuit Board Corp.	1,400,000	5,312,723
Nantex Industry Co., Ltd.	187,310	181,940
National Petroleum Co., Ltd.	1,504,250	2,120,985
Neo Solar Power Corp.	1,440,996	2,694,013
Nien Hsing Textile Co., Ltd.	2,623,948	2,105,663
Novatek Microelectronics Corp.	1,303,417	4,197,471
Nuvoton Technology Corp.	824,421	1,297,329
Oriental Union Chemical Corp.	1,760,698	2,574,523
Orise Technology Co., Ltd.	100,442	185,683
Pan-International Industrial	482,000	484,123
Phihong Technology Co., Ltd.	575,363	1,167,813
Polaris Securities Co., Ltd.	903,000	661,763
Powertech Technology, Inc.	898,890	3,016,798
President Securities Corp.	1,809,000	1,309,980
Radiant Opto-Electronics Corp.	863,600	2,790,122
Radium Life Tech Co., Ltd.	2,196,000	2,874,636
Realtek Semiconductor Corp.	121,163	233,691
Richtek Technology Corp.	30,872	211,735
Ruentex Industries Ltd.	406,000	1,006,395
San Chih Semiconductor Co.	102,431	345,556
SDI Corp.	260,553	311,138
Senao International Co., Ltd.	910,240	4,087,975
Sesoda Corp.	124,309	164,456
Shih Wei Navigation Co., Ltd.	1,428,536	1,944,601
Shihlin Electric & Engineering Corp.	1,002,543	1,263,497
Shinkong Synthetic Fibers Corp.	1,771,162	736,867
Shiny Chemical Industrial Co., Ltd.	250,608	440,605
Sigurd Microelectronics Corp.	831,382	751,105
Silicon Integrated Systems Corp.	2,757,683	1,545,727
Silitech Technology Corp.	85,662	202,498
Sincere Navigation	269,000	306,241
Sitronix Technology Corp.	242,000	334,900
Sonix Technology Co., Ltd.	738,302	1,547,366
Springsoft, Inc.	114,000	145,261
Standard Foods Corp.	383,169	1,427,371
Star Comgistic Capital Co., Ltd.	785,000	1,038,522
Sunonwealth Electric Machine Industry Co., Ltd.	983,537	847,478
Syncmold Enterprise Corp.	915,680	1,574,829
Systex Corp.	858,814	1,254,278
Taiflex Scientific Co., Ltd.	84,203	181,167
Tainan Enterprises Co., Ltd.	544,973	768,409
Tainan Spinning Co., Ltd.	2,665,000	1,679,339
Taiwan Acceptance Corp.	132,265	397,391
Taiwan Cogeneration Corp.	1,773,299	1,216,216
Taiwan Fire & Marine Insurance Co.	1,061,000	914,225
Taiwan HON Chuan Enterprise Co., Ltd.	648,308	1,950,104

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    95

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2011

Investments	Shares	Fair Value
Taiwan Navigation Co., Ltd.	276,000	$309,405
Taiwan PCB Techvest Co., Ltd.	1,388,289	1,524,902
Taiwan Secom Co., Ltd.	1,523,936	2,949,879
Taiwan Surface Mounting Technology Co., Ltd.	380,884	1,135,087
Taiyen Biotech Co., Ltd.	803,537	710,562
Teco Electric and Machinery Co., Ltd.	3,362,683	2,423,365
Thinking Electronic Industrial Co., Ltd.	443,536	655,495
Thye Ming Industrial Co., Ltd.	405,000	562,588
Ton Yi Industrial Corp.	3,490,037	2,065,578
Tong Hsing Electronic Industries Ltd.	102,820	452,825
Topco Scientific Co., Ltd.	156,000	256,348
Transcend Information, Inc.	1,345,000	3,952,095
Tripod Technology Corp.	375,344	1,555,031
Tsann Kuen Enterprise Co., Ltd.	818,894	1,653,554
TSRC Corp.	2,071,928	6,095,285
Tung Ho Steel Enterprise Corp.	2,378,559	2,699,567
TXC Corp.	528,970	924,480
U-Ming Marine Transport Corp.	3,996,681	8,557,310
United Integrated Services Co., Ltd.	359,031	528,106
Unity Opto Technology Co., Ltd.	601,658	845,193
Universal Cement Corp.	1,222,488	774,602
Wah Lee Industrial Corp.	583,152	1,082,111
Wei Chuan Food Corp.	505,194	572,495
Weikeng Industrial Co., Ltd.	956,106	928,695
Wistron NeWeb Corp.	286,469	897,600
WT Microelectronics Co., Ltd.	189,942	349,816
Yageo Corp.	889,432	404,097
Yeun Chyang Industrial Co., Ltd.	513,000	380,417
Yieh Phui Enterprise Co., Ltd.	1,182,182	477,425
Young Fast Optoelectronics Co., Ltd.	2,000	12,464
Young Optics, Inc.	104,420	476,231
YungShin Global Holding Corp.	372,015	682,549
Yungtay Engineering Co., Ltd.	552,994	1,103,158
Zinwell Corp.	12,000	18,132

Total Taiwan		250,802,881

Thailand - 9.1%
Amata Corp. PCL	757,791	330,493
Asian Property Development PCL	4,646,328	747,042
Bangchak Petroleum PCL	1,813,726	1,192,425
Bangkok Dusit Medical Services PCL	1,394,016	2,393,307
Bangkok Expressway PCL	1,024,075	596,613
Bangkok Life Assurance PCL	532,544	797,299
BEC World PCL	4,702,606	5,280,388
Berli Jucker PCL	1,500,565	937,701
Big C Supercenter PCL	559,139	1,665,133
Big C Supercenter PCL NVDR	116,831	347,926
Bumrungrad Hospital PCL	913,666	1,085,397
Central Pattana PCL	3,436,980	3,271,983
Delta Electronics Thai PCL	2,197,972	1,774,116
Dynasty Ceramic PCL	884,289	1,345,501
Electricity Generating PCL	1,133,491	3,430,908
Esso Thailand PCL	12,451,463	4,579,383
GFPT PCL	906,067	324,385
Glow Energy PCL	3,423,977	5,571,972
Hemaraj Land And Development PCL	2,989,300	204,313
Jasmine International PCL	39,779,057	3,780,467
Kiatnakin Bank PCL	3,690,010	3,963,233
Kim Eng Securities Thailand PCL	3,030,200	1,558,248
Land and Houses PCL NVDR	24,870,883	4,654,437
LPN Development PCL	2,844,302	884,071
Major Cineplex Group PCL	1,479,357	741,484
MCOT PCL	2,051,910	1,903,318
Minor International PCL	1,883,295	698,765
Precious Shipping PCL	738,500	355,730
Preuksa Real Estate PCL	1,840,281	1,102,072
Quality Houses PCL	10,071,272	586,740
Ratchaburi Electricity Generating Holding PCL	4,339,893	5,897,169
Samart Corp. PCL	1,497,700	419,210
Sansiri PCL	9,485,813	1,457,218
Siam Makro PCL	357,496	2,280,528
Siamgas & Petrochemicals PCL	733,228	427,169
STP & I PCL	2,699,109	2,064,412
Supalai PCL	5,781,688	2,013,476
Thai Airways International PCL	378,771	357,506
Thai Plastic & Chemical PCL	1,055,100	1,021,618
Thai Tap Water Supply PCL	9,603,124	1,719,030
Thai Union Frozen Products PCL	1,071,976	1,674,690
Thai Vegetable Oil PCL	2,534,580	2,054,062
Thanachart Capital PCL	4,971,743	4,611,706
Tisco Financial Group PCL	1,380,502	1,684,909
TPI Polene PCL	526,289	200,409

Total Thailand		83,987,962

Turkey - 3.6%
Adana Cimento Sanayii TAS Class A	528,355	1,506,332
Akcansa Cimento A.S.(a)	217,246	963,160
Aksa Akrilik Kimya Sanayii	747,332	2,558,600
Albaraka Turk Katilim Bankasi A.S.	285,798	385,405
Anadolu Cam Sanayii A.S.	446,988	1,087,194
Anadolu Hayat Emeklilik A.S.	295,840	741,422
Anadolu Sigorta	4,681,199	3,228,413
Aselsan Elektronik Sanayi ve Ticaret A.S.	467,406	2,584,548
Bagfas Bandirma Gubre Fabrik	2,855	270,733
Cimsa Cimento Sanayi ve Tica	83,475	445,131
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	253,310	343,154
Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret A.S.	59,737	2,620,850
Hurriyet Gazetecilik A.S.	1,217,609	1,012,175
Koza Altin Isletmeleri A.S.	64,252	862,496
Mardin Cimento Sanayii ve Ticaret A.S.	110,936	476,806
Pinar SUT Mamulleri Sanayii A.S.	42,634	421,352
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	340,847	455,442
Tekfen Holding A.S.	183,180	631,655
Tofas Turk Otomobil Fabrikasi A.S.(a)	694,436	3,164,302
Trakya Cam Sanayi A.S.	1,205,462	2,568,287
Turcas Petrolculuk A.S.(a)	330,120	800,907
Turk Traktor ve Ziraat Makineleri A.S.	93,113	2,132,884
Ulker Biskuvi Sanayi A.S.	637,789	2,214,981
Yazicilar Holding A.S. Class A	176,121	1,263,430

Total Turkey		32,739,659

TOTAL COMMON STOCKS (Cost: $805,391,932)		909,139,940

EXCHANGE-TRADED FUNDS - 0.5%

United States - 0.5%
WisdomTree Emerging Markets Equity Income Fund(a)(b)	370	22,563
WisdomTree India Earnings Fund(a)(b)	179,694	4,305,468

TOTAL EXCHANGE-TRADED FUNDS (Cost: $3,901,220)		4,328,031

RIGHTS - 0.0%

Brazil - 0.0%
LPS Brasil Consultoria de Imoveis S.A., expiring 7/29/11*	565	—

See Notes to Schedule of Investments.

96    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2011

Investments	Shares	Fair Value
Chile - 0.0%
Corpbanca, expiring 7/02/11*	95,883,965	$6,958

Taiwan - 0.0%
Tong Hsing Electronic Industries Ltd., expiring 7/13/11*	10,875	8,140

TOTAL RIGHTS (Cost: $0)		15,098

WARRANTS - 0.0%

Malaysia - 0.0%
Kulim Malaysia Bhd, expiring 2/27/16* (Cost: $0)	272,250	82,951

TOTAL LONG-TERM INVESTMENTS (Cost: $809,293,152)		913,566,020

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%

MONEY MARKET FUND - 1.3%
Dreyfus Institutional Preferred Money Market Fund, 0.15%(c) (Cost: $11,691,535)(d)	11,691,535	11,691,535

TOTAL INVESTMENTS IN SECURITIES - 100.4% (Cost: $820,984,687)(e)		925,257,555
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.4)%		(3,797,430)

NET ASSETS - 100.0%		$921,460,125

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non Voting Depositary Receipt
PCL	-	Public Company Limited

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at June 30, 2011 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Interest rate shown reflects yield as of June 30, 2011.
(d)	At June 30, 2011, the total market value of the Fund’s securities on loan was $10,450,625 and the total market value of the collateral held by the Fund was $11,691,535.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    97

Schedule of Investments (unaudited)

WisdomTree Middle East Dividend Fund (GULF)

June 30, 2011

Investments	Shares	Fair Value
COMMON STOCKS - 99.7%

Jordan - 1.8%
Arab Bank PLC	28,740	$339,406

Kuwait - 28.6%
Agility	170,000	204,558
Ahli United Bank	60,000	170,647
Gulf Cable & Electrical Industries Co.	21,000	119,453
Kuwait Finance House	89,146	325,054
Kuwait Foods Americana	40,000	227,530
Kuwait Projects Co. Holdings KSC	107,008	142,417
Mobile Telecommunications Co. KSC	767,624	2,910,952
National Bank of Kuwait	192,517	814,293
National Mobile Telecommunication Co. KSC	65,000	464,540

Total Kuwait		5,379,444

Morocco - 12.0%
Attijariwafa Bank	3,658	167,310
Douja Promotion Groupe Addoha S.A.	2,571	32,190
Maroc Telecom S.A.	111,754	2,055,995

Total Morocco		2,255,495

Oman - 5.3%
Oman Telecommunications Co.	250,865	714,710
Omani Qatari Telecommunications Co. SAOG	156,284	276,810

Total Oman		991,520

Qatar - 32.3%
Al Khaliji	35,750	170,822
Al-Khalij Holding Co.	24,934	112,978
Commercial Bank of Qatar QSC	31,321	620,141
Doha Bank QSC	27,207	384,029
Gulf International Services OSC	17,512	142,106
Industries Qatar QSC	38,352	1,434,448
Qatar Electricity & Water Co.	9,221	365,143
Qatar Gas Transport Co. Nakilat	47,132	234,398
Qatar Insurance Co.	10,278	225,797
Qatar International Islamic Bank	21,136	269,605
Qatar Islamic Bank	21,190	455,048
Qatar National Bank S.A.Q	22,075	854,752
Qatar Telecom Q-Tel QSC	19,007	799,113

Total Qatar		6,068,380

United Arab Emirates - 19.7%
Air Arabia	1,854,021	334,663
Aramex PJSC	263,284	126,158
DP World Ltd.	27,655	339,603
Dubai Investments PJSC	1,464,507	314,991
Dubai Islamic Bank PJSC	759,858	415,822
Emaar Properties PJSC	499,219	410,466
First Gulf Bank PJSC	132,814	643,640
National Bank of Abu Dhabi PJSC	216,699	648,976
Union National Bank PJSC	374,312	368,911
Waha Capital PJSC	556,265	102,984

Total United Arab Emirates		3,706,214

TOTAL INVESTMENTS IN SECURITIES - 99.7% (Cost: $17,530,584)(a)		18,740,459
Other Assets in Excess of Cash, Foreign Currency and Liabilities - 0.3%		48,120

NET ASSETS - 100.0%		$18,788,579

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

98    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree International Hedged Equity Fund (HEDJ)

June 30, 2011

Investments	Shares	Fair Value
COMMON STOCKS - 99.7%

Australia - 12.3%
Adelaide Brighton Ltd.	2,398	$7,933
AGL Energy Ltd.	874	13,708
Alumina Ltd.	4,535	10,244
Amalgamated Holdings Ltd.	1,295	8,041
Amcor Ltd.	3,170	24,435
AMP Ltd.	6,763	35,406
APN News & Media Ltd.	6,284	8,847
Australia & New Zealand Banking Group Ltd.	8,666	204,112
Bank of Queensland Ltd.	1,252	10,951
Bendigo and Adelaide Bank Ltd.	1,637	15,528
BHP Billiton Ltd.	3,916	183,630
BlueScope Steel Ltd.	7,188	9,273
Boral Ltd.	1,566	7,377
Bradken Ltd.	808	6,886
Brambles Ltd.	3,149	24,341
BT Investment Management Ltd.	3,526	9,437
Cabcharge Australia Ltd.	1,450	7,995
Caltex Australia Ltd.	836	10,525
Campbell Brothers Ltd.	184	9,014
Challenger Infrastructure Fund Class A(a)	8,516	9,300
Coca-Cola Amatil Ltd.	1,978	24,183
Cochlear Ltd.	99	7,631
Commonwealth Bank of Australia	4,993	279,570
Computershare Ltd.	1,318	12,516
Consolidated Media Holdings Ltd.	2,820	7,880
Crown Ltd.	1,854	17,725
CSL Ltd.	879	31,111
CSR Ltd.	4,034	12,525
David Jones Ltd.(b)	3,135	13,627
Envestra Ltd.(a)	17,556	12,969
Fairfax Media Ltd.	5,958	6,251
Fleetwood Corp., Ltd.	717	8,697
Flight Centre Ltd.	316	7,314
Fortescue Metals Group Ltd.	1,202	8,172
Foster’s Group Ltd.	6,815	37,575
Goodman Fielder Ltd.	11,146	12,649
GWA Group Ltd.	2,826	8,320
Harvey Norman Holdings Ltd.	4,283	11,418
Incitec Pivot Ltd.	2,493	10,302
Insurance Australia Group Ltd.	3,602	13,111
Invocare Ltd.	1,011	8,323
IOOF Holdings Ltd.	1,135	8,020
Iress Market Technology Ltd.	933	9,000
JB Hi-Fi Ltd.	545	9,960
Leighton Holdings Ltd.	1,119	24,978
Lend Lease Group(a)	1,157	11,111
MacArthur Coal Ltd.	712	8,347
Macquarie Group Ltd.	1,139	38,107
Metcash Ltd.	3,363	14,942
Monadelphous Group Ltd.	377	7,427
Myer Holdings Ltd.	3,910	11,051
National Australia Bank Ltd.	6,980	191,453
Newcrest Mining Ltd.	443	17,885
OneSteel Ltd.	6,092	12,066
Orica Ltd.	755	21,776
Origin Energy Ltd.	1,580	26,710
OZ Minerals Ltd.	1,047	14,796
Perpetual Ltd.(b)	253	6,753
Platinum Asset Management Ltd.	1,788	7,887
QBE Insurance Group Ltd.	4,095	75,626
Ramsay Health Care Ltd.	426	8,291
Rio Tinto Ltd.	418	37,139
Salmat Ltd.	2,321	9,194
Santos Ltd.	1,048	15,192
Seven West Media Ltd.	1,891	8,199
Sonic Healthcare Ltd.	1,142	15,735
Suncorp Group Ltd.	3,063	26,693
TABCORP Holdings Ltd.	5,953	20,968
Tatts Group Ltd.	4,080	10,483
Telstra Corp., Ltd.	59,533	184,197
Toll Holdings Ltd.	1,993	10,348
Transfield Services Ltd.	1,989	7,134
UGL Ltd.	594	8,827
Wesfarmers Ltd.	3,093	105,467
Westpac Banking Corp.	11,282	268,867
Woodside Petroleum Ltd.	996	43,719
Woolworths Ltd.	2,956	87,820
WorleyParsons Ltd.	416	12,577

Total Australia		2,567,597

Austria - 0.6%
Andritz AG	102	10,500
Erste Group Bank AG	416	21,803
Oesterreichische Post AG	381	12,263
OMV AG	537	23,454
Raiffeisen International Bank Holding AG	157	8,089
Strabag SE	237	7,042
Telekom Austria AG	1,818	23,195
Verbund AG	260	11,309
Voestalpine AG	232	12,804

Total Austria		130,459

Belgium - 1.1%
Ageas	3,842	10,422
Anheuser-Busch InBev N.V.	1,142	66,229
Bekaert S.A.	88	6,698
Belgacom S.A.	1,151	41,043
Cofinimmo	69	9,836
Delhaize Group S.A.	139	10,419
Elia System Operator S.A.	223	9,522
EVS Broadcast Equipment S.A.	107	7,242
Groupe Bruxelles Lambert S.A.	197	17,517
KBC Groep N.V.	422	16,581
Mobistar S.A.	145	11,012
Solvay S.A.	103	15,912
UCB S.A.	223	10,018
Umicore S.A.	129	7,034

Total Belgium		239,485

Denmark - 0.4%
Carlsberg A/S Class B	110	11,963
FLSmidth & Co. A/S	110	9,339
H. Lundbeck A/S	456	11,993
Novo Nordisk A/S Class B	348	43,664
Pandora A/S	213	6,691

Total Denmark		83,650

Finland - 1.6%
Elisa Oyj	593	12,767
Fortum Oyj	1,526	44,183
Kone Oyj Class B	241	15,140
Konecranes Oyj	171	6,947
Metso Oyj	317	18,003
Neste Oil Oyj	556	8,714
Nokia Oyj	13,976	90,576
Orion Oyj Class B	471	12,135
Pohjola Bank PLC Class A	862	11,148
Rautaruukki Oyj	385	8,697
Sampo Oyj Class A	1,079	34,839
Sanoma Oyj(b)	722	13,378

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    99

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HEDJ)

June 30, 2011

Investments	Shares	Fair Value
Stora Enso Oyj Class R	1,243	$13,039
UPM-Kymmene Oyj	1,155	21,116
Wartsila Oyj	394	13,304
YIT Oyj	338	8,448

Total Finland		332,434

France - 12.4%
Accor S.A.	341	15,245
Aeroports de Paris	96	9,029
Air Liquide S.A.	284	40,698
Alstom S.A.(b)	351	21,638
Arkema S.A.	85	8,749
AXA S.A.	4,080	92,694
BNP Paribas S.A.	1,871	144,395
Bouygues S.A.	787	34,590
Bureau Veritas S.A.	125	10,555
Cap Gemini S.A.	249	14,585
Carrefour S.A.(b)	954	39,171
Casino Guichard Perrachon S.A.	206	19,414
Christian Dior S.A.	152	23,911
Cie Generale des Etablissements Michelin Class B	231	22,587
Cie Generale d’Optique Essilor International S.A.	126	10,217
CNP Assurances	1,201	26,180
Compagnie de Saint-Gobain	514	33,278
Credit Agricole S.A.	4,353	65,447
Danone	608	45,354
Edenred	377	11,500
Eiffage S.A.	154	10,188
Electricite de France S.A.	3,030	119,073
Euler Hermes S.A.	118	9,967
Eutelsat Communications S.A.	266	11,956
France Telecom S.A.	9,663	205,455
GDF Suez	5,364	196,252
Hermes International	43	12,712
ICADE	88	10,849
Klepierre	397	16,384
Lafarge S.A.(b)	521	33,195
Lagardere SCA	295	12,461
Legrand S.A.	379	15,960
L’Oreal S.A.	481	62,457
LVMH Moet Hennessy Louis Vuitton S.A.	343	61,715
M-6 Metropole Television S.A.	420	9,716
Natixis	7,763	38,943
Neopost S.A.	143	12,282
Nexity S.A.	183	8,742
PagesJaunes Groupe(b)	1,335	12,002
Pernod-Ricard S.A.	242	23,848
Peugeot S.A.	473	21,170
PPR	175	31,157
Publicis Groupe S.A.(b)	147	8,195
Rallye S.A.	263	10,925
Remy Cointreau S.A.	85	7,153
Rexel S.A.	383	9,496
Safran S.A.	318	13,578
Sanofi	2,394	192,429
Schneider Electric S.A.	311	51,944
SCOR SE	444	12,617
Societe Generale S.A.	1,290	76,533
Societe Immobiliere de Location pour l’Industrie et le Commerce	63	9,038
Societe Television Francaise 1	464	8,436
Sodexo	170	13,324
Suez Environnement Co.	909	18,128
Technip S.A.	114	12,219
Total S.A.	5,337	308,585
Vallourec S.A.	105	12,786
Veolia Environnement S.A.	1,255	35,390
Vinci S.A.	898	57,508
Vivendi S.A.	3,621	100,667

Total France		2,584,672

Germany - 7.8%
Adidas AG	144	11,420
Aixtron SE	158	5,390
Allianz SE	842	117,597
Axel Springer AG	210	10,370
BASF SE	1,251	122,556
Bayer AG	853	68,564
Bayerische Motoren Werke AG	485	48,386
Beiersdorf AG	146	9,473
Bilfinger Berger SE	110	10,875
Daimler AG	1,607	120,922
Deutsche Bank AG	613	36,217
Deutsche Boerse AG	287	21,804
Deutsche Lufthansa AG	780	16,991
Deutsche Post AG	2,454	47,143
Deutsche Telekom AG	11,284	176,934
E.ON AG	5,993	170,173
Fielmann AG	86	9,578
Fraport AG Frankfurt Airport Services Worldwide	122	9,808
Fresenius Medical Care AG & Co. KGaA	160	11,958
Fresenius SE & Co KGaA	100	10,436
Hannover Rueckversicherung AG	325	16,947
Henkel AG & Co. KGaA	201	11,518
Hochtief AG	121	10,105
Infineon Technologies AG	823	9,250
K+S AG	151	11,603
Linde AG	142	24,891
MAN SE	129	17,199
Merck KGaA	159	17,276
Metro AG	410	24,842
Muenchener Rueckversicherungs AG	421	64,365
RWE AG	1,826	101,224
SAP AG	759	45,943
Siemens AG	1,063	145,951
SMA Solar Technology AG(b)	68	7,574
Suedzucker AG	259	9,202
ThyssenKrupp AG	338	17,561
United Internet AG Registered Shares	374	7,860
Volkswagen AG	230	42,250
Wacker Chemie AG	51	11,025

Total Germany		1,633,181

Hong Kong - 4.6%
Bank of East Asia Ltd.	3,152	12,942
BOC Hong Kong Holdings Ltd.	18,476	53,662
Cathay Pacific Airways Ltd.	10,000	23,158
Cheung Kong Holdings Ltd.	2,419	35,378
China Merchants Holdings International Co., Ltd.	4,000	15,447
China Mobile Ltd.	32,500	300,723
China Overseas Land & Investment Ltd.	6,000	12,862
China Resources Enterprise Ltd.	2,000	8,174
China Resources Power Holdings Co., Ltd.	6,000	11,705
China Unicom Hong Kong Ltd.	6,318	12,731
Citic Pacific Ltd.	4,770	11,905
CLP Holdings Ltd.	3,034	26,884
CNOOC Ltd.	40,207	93,836
Fosun International Ltd.	12,266	9,348

See Notes to Schedule of Investments.

100    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HEDJ)

June 30, 2011

Investments	Shares	Fair Value
Fushan International Energy Group Ltd.	11,263	$6,875
Guangdong Investment Ltd.(b)	12,670	6,774
Hang Lung Properties Ltd.	4,000	16,398
Hang Seng Bank Ltd.	3,349	53,498
Henderson Land Development Co., Ltd.	2,000	12,890
Hong Kong & China Gas Co., Ltd.	6,288	14,287
Hong Kong Exchanges and Clearing Ltd.	1,137	23,832
Hutchison Whampoa Ltd.	3,164	34,156
MTR Corp.	5,501	19,512
New World Development Ltd.	6,706	10,135
PCCW Ltd.	26,000	11,194
Power Assets Holdings Ltd.	3,459	26,183
Shanghai Industrial Holdings Ltd.	2,000	7,351
Sino Land Co., Ltd.	6,892	11,036
SJM Holdings Ltd.	6,000	14,203
Sun Hung Kai Properties Ltd.	2,525	36,766
Television Broadcasts Ltd.	1,000	6,606
Wharf Holdings Ltd.	2,463	17,108

Total Hong Kong		957,559

Ireland - 0.2%
CRH PLC	1,445	31,991
DCC PLC	387	11,023

Total Ireland		43,014

Italy - 4.1%
A2A SpA	7,716	12,015
ACEA SpA	774	7,939
Assicurazioni Generali SpA	1,743	36,769
Atlantia SpA	1,374	29,244
Banca Carige SpA	4,144	9,391
Banca Monte dei Paschi di Siena SpA	11,636	8,815
Banca Popolare dell’Emilia Romagna SCRL	629	7,045
Credito Emiliano SpA	1,084	6,855
Enel Green Power SpA	2,911	8,027
Enel SpA(b)	20,111	131,327
ENI SpA	9,685	229,022
Exor SpA	208	6,499
Fiat SpA	1,039	11,403
Finmeccanica SpA	1,309	15,838
Intesa Sanpaolo SpA	20,902	55,640
Intesa Sanpaolo SpA RSP	3,625	7,826
Iren SpA	4,924	8,852
Luxottica Group SpA	412	13,213
Mediaset SpA	4,869	22,886
Mediobanca SpA	802	8,122
Parmalat SpA*	1,719	6,465
Piccolo Credito Valtellinese Scarl	2,319	9,468
Pirelli & C SpA	944	10,197
Saipem SpA	376	19,407
Snam Rete Gas SpA	7,865	46,570
Telecom Italia SpA	31,684	44,077
Telecom Italia SpA RSP	21,701	25,249
Terna Rete Elettrica Nazionale SpA	4,870	22,637
UniCredit SpA	16,272	34,444

Total Italy		855,242

Japan - 13.1%
Aeon Co., Ltd.	1,151	13,796
Aisin Seiki Co., Ltd.	300	11,516
Ajinomoto Co., Inc.	864	10,196
Asahi Glass Co., Ltd.	1,000	11,590
Asahi Group Holdings Ltd.	400	7,999
Asahi Kasei Corp.	1,773	11,855
Astellas Pharma, Inc.	779	30,047
Bank of Yokohama Ltd. (The)	2,000	9,931
Bridgestone Corp.	549	12,549
Brother Industries Ltd.	500	7,337
Canon, Inc.	1,700	80,201
Century Tokyo Leasing Corp.	500	8,952
Chiba Bank Ltd. (The)	1,000	6,216
Chiyoda Co., Ltd.	519	7,654
Chubu Electric Power Co., Inc.	1,500	29,160
Chugai Pharmaceutical Co., Ltd.	646	10,527
Chugoku Electric Power Co., Inc. (The)	835	14,392
Coca-Cola West Co., Ltd.	391	7,456
Cosmo Oil Co., Ltd.	3,000	8,470
Dai Nippon Printing Co., Ltd.	1,386	15,497
Daihatsu Motor Co., Ltd.	1,000	16,890
Dai-ichi Life Insurance Co., Ltd. (The)	6	8,343
Daiichi Sankyo Co., Ltd.	1,170	22,731
Daikin Industries Ltd.	200	7,028
Daio Paper Corp.	1,000	7,949
Daito Trust Construction Co., Ltd.	194	16,359
Daiwa House Industry Co., Ltd.	612	7,661
Daiwa Securities Group, Inc.	1,850	8,086
Denso Corp.	576	21,268
East Japan Railway Co.	400	22,784
Eisai Co., Ltd.	655	25,426
Electric Power Development Co., Ltd.	400	10,773
FamilyMart Co., Ltd.	200	7,306
FANUC Corp.	200	33,135
Fast Retailing Co., Ltd.	89	14,293
Fuji Heavy Industries Ltd.	1,000	7,702
FUJIFILM Holdings Corp.	398	12,316
Fujitsu Ltd.	3,000	17,013
Fukuoka Financial Group, Inc.	2,000	8,296
Hankyu Hanshin Holdings, Inc.	2,000	7,875
Hirose Electric Co., Ltd.	100	10,178
Hitachi Capital Corp.	600	8,076
Hitachi Ltd.	2,000	11,714
Hokkaido Electric Power Co., Inc.	600	9,933
Hokuriku Electric Power Co.	500	9,497
Honda Motor Co., Ltd.	1,300	49,659
Hoya Corp.	788	17,309
Ibiden Co., Ltd.	200	6,204
Inpex Corp.	1	7,330
ITOCHU Corp.	1,400	14,440
Itochu Techno-Solutions Corp.	200	7,051
Japan Tobacco, Inc.	8	30,659
JFE Holdings, Inc.	600	16,374
JS Group Corp.	397	10,166
JX Holdings, Inc.	3,000	20,022
Kajima Corp.	2,479	7,060
Kansai Electric Power Co., Inc. (The)	1,600	31,699
Kao Corp.	704	18,393
Kawasaki Heavy Industries Ltd.	2,000	7,900
Kawasaki Kisen Kaisha Ltd.	2,000	6,934
KDDI Corp.	4	28,578
Keisei Electric Railway Co., Ltd.	1,000	5,882
Kintetsu Corp.	3,000	9,584
Kirin Holdings Co., Ltd.	1,000	13,856
Kobe Steel Ltd.	5,000	11,268
Komatsu Ltd.	500	15,459
Konami Corp.	310	7,278
Konica Minolta Holdings, Inc.	1,000	8,284
Kubota Corp.	1,000	8,779
Kuraray Co., Ltd.	500	7,275
Kyocera Corp.	161	16,248
Kyowa Hakko Kirin Co., Ltd.	1,000	9,473
Kyushu Electric Power Co., Inc.	1,100	19,709

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    101

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HEDJ)

June 30, 2011

Investments	Shares	Fair Value
Lawson, Inc.	234	$12,213
Lion Corp.	1,000	5,523
Makita Corp.	200	9,237
Marubeni Corp.	2,000	13,175
Marui Group Co., Ltd.	900	6,776
Maruichi Steel Tube Ltd.	278	6,850
MEIJI Holdings Co., Ltd.	183	7,670
Mitsubishi Chemical Holdings Corp.	1,609	11,316
Mitsubishi Corp.	1,700	42,100
Mitsubishi Electric Corp.	1,000	11,516
Mitsubishi Estate Co., Ltd.	1,000	17,410
Mitsubishi Heavy Industries Ltd.	2,000	9,336
Mitsubishi Tanabe Pharma Corp.	552	9,193
Mitsubishi UFJ Financial Group, Inc.	17,200	83,061
Mitsui & Co., Ltd.	2,300	39,416
Mitsui Chemicals, Inc.	2,000	7,231
Mitsui Fudosan Co., Ltd.	713	12,166
Mitsui O.S.K. Lines Ltd.	2,000	10,674
Mizuho Financial Group, Inc.	39,500	64,562
MS&AD Insurance Group Holdings	699	16,237
Murata Manufacturing Co., Ltd.	200	13,249
Nagoya Railroad Co., Ltd.	3,000	7,615
NEC Mobiling Ltd.	262	8,805
Nidec Corp.	100	9,212
Nintendo Co., Ltd.	300	55,981
Nippon Express Co., Ltd.	1,961	7,892
Nippon Paper Group, Inc.	400	8,826
Nippon Sheet Glass Co., Ltd.	2,000	6,166
Nippon Steel Corp.	5,000	16,097
Nippon Telegraph & Telephone Corp.	1,883	90,116
Nippon Yusen K.K.	4,000	14,760
Nishi-Nippon Railroad Co., Ltd.	2,000	8,569
Nissan Motor Co., Ltd.	2,600	27,107
Nissin Foods Holdings Co., Ltd.	200	7,249
Nitto Denko Corp.	178	8,960
NKSJ Holdings, Inc.	3,000	19,651
Nomura Holdings, Inc.	3,400	16,672
Nomura Research Institute Ltd.	500	10,866
NTT DoCoMo, Inc.	61	108,011
Obayashi Corp.	1,000	4,334
OJI Paper Co., Ltd.	2,000	9,534
Olympus Corp.	200	6,689
Ono Pharmaceutical Co., Ltd.	200	10,649
Oracle Corp.	362	15,688
Oriental Land Co., Ltd.	100	8,445
ORIX Corp.	90	8,681
Osaka Gas Co., Ltd.	3,000	11,330
Otsuka Holdings Co., Ltd.	400	10,550
Panasonic Corp.	1,097	13,312
Resona Holdings, Inc.	3,500	16,382
Ricoh Co., Ltd.	1,000	11,008
Rohm Co., Ltd.	200	11,379
Saibu Gas Co., Ltd.	4,000	10,154
Sankyo Co., Ltd.	179	9,187
Secom Co., Ltd.	340	16,187
Sega Sammy Holdings, Inc.	400	7,672
Sekisui House Ltd.	1,000	9,237
Seven & I Holdings Co., Ltd.	973	25,988
Sharp Corp.	1,000	9,052
Shikoku Electric Power Co., Inc.	500	11,299
Shin-Etsu Chemical Co., Ltd.	439	23,347
Shionogi & Co., Ltd.	500	8,141
Shiseido Co., Ltd.	663	12,306
Shizuoka Bank Ltd. (The)	1,000	9,138
Showa Denko K.K.	3,000	6,166
Showa Shell Sekiyu K.K.	743	6,845
Sojitz Corp.	4,300	7,987
Sumitomo Chemical Co., Ltd.	2,000	9,906
Sumitomo Corp.	1,600	21,575
Sumitomo Electric Industries Ltd.	751	10,852
Sumitomo Metal Industries Ltd.	7,538	16,801
Sumitomo Metal Mining Co., Ltd.	1,000	16,283
Sumitomo Mitsui Financial Group, Inc.	2,200	67,231
Sumitomo Mitsui Trust Holdings, Inc.	2,754	9,514
Suzuki Motor Corp.	300	6,705
T&D Holdings, Inc.	350	8,256
Taisei Corp.	2,947	6,714
Takashimaya Co., Ltd.	1,000	6,847
Takeda Pharmaceutical Co., Ltd.	1,507	69,323
TDK Corp.	200	10,921
Tohoku Electric Power Co., Inc.	1,400	20,126
Tokio Marine Holdings, Inc.	690	19,181
Tokyo Electron Ltd.	200	10,822
Tokyo Gas Co., Ltd.	3,000	13,484
Tokyu Corp.	2,000	8,271
TonenGeneral Sekiyu K.K.	1,271	15,549
Toppan Printing Co., Ltd.	1,707	13,147
Toray Industries, Inc.	1,000	7,330
Toshiba Corp.	3,000	15,676
Toyota Industries Corp.	400	13,101
Toyota Motor Corp.	2,000	81,724
Toyota Tsusho Corp.	500	8,500
Trend Micro, Inc.	273	8,414
USS Co., Ltd.	110	8,486
Yahoo! Japan Corp.	44	15,037

Total Japan		2,732,775

Netherlands - 1.9%
Akzo Nobel N.V.	256	16,145
ASML Holding N.V.	303	11,158
Delta Lloyd N.V.	506	12,024
European Aeronautic Defence and Space Co. N.V.	358	11,980
Exact Holding N.V.	300	9,175
Fugro N.V. CVA	115	8,290
Heineken Holding N.V.	292	14,936
Heineken N.V.	412	24,772
Koninklijke Ahold N.V.	1,210	16,255
Koninklijke Boskalis Westminster N.V.	170	8,036
Koninklijke DSM N.V.	215	13,951
Koninklijke KPN N.V.	4,459	64,843
Koninklijke Philips Electronics N.V.	1,514	38,875
PostNL N.V.	1,339	11,361
Randstad Holding N.V.	276	12,755
Reed Elsevier N.V.	968	12,989
SBM Offshore N.V.	281	7,431
STMicroelectronics N.V.	1,381	13,755
Unilever N.V. CVA	2,341	76,724
Wolters Kluwer N.V.	489	10,833

Total Netherlands		396,288

New Zealand - 0.2%
Sky City Entertainment Group Ltd.	2,715	8,117
Telecom Corp. of New Zealand Ltd.	5,456	11,063
Vector Ltd.	5,079	10,655
Warehouse Group Ltd. (The)	3,441	9,861

Total New Zealand		39,696

Norway - 1.8%
ABG Sundal Collier Holding ASA	8,102	8,879
Aker ASA Class A	398	10,644

See Notes to Schedule of Investments.

102    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HEDJ)

June 30, 2011

Investments	Shares	Fair Value
Aker Solutions ASA	417	$8,394
DnB NOR ASA	3,514	49,251
Fred Olsen Energy ASA	389	13,833
Gjensidige Forsikring ASA	1,466	18,170
Leroey Seafood Group ASA	307	7,267
Marine Harvest ASA	33,031	26,632
Norsk Hydro ASA	1,886	14,521
Orkla ASA	2,187	20,910
Statoil ASA	5,774	147,001
Telenor ASA	2,877	47,374
Yara International ASA	215	12,170

Total Norway		385,046

Portugal - 0.7%
Banco Espirito Santo S.A.	3,436	12,803
Brisa Auto-Estradas de Portugal S.A.	2,476	15,113
Cimpor Cimentos de Portugal, SGPS, S.A.	1,364	10,420
EDP-Energias de Portugal S.A.	9,213	32,712
Galp Energia, SGPS, S.A. Class B	358	8,538
Mota-Engil, SGPS, S.A.	3,182	7,382
Portugal Telecom, SGPS, S.A.(b)	3,632	36,003
REN - Redes Energeticas Nacionais S.A.	2,446	8,791
Sonae	10,752	11,240
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	1,595	7,402

Total Portugal		150,404

Singapore - 2.1%
Cityspring Infrastructure Trust	24,359	10,616
DBS Group Holdings Ltd.	2,793	33,354
Fraser and Neave Ltd.	2,542	11,989
Jardine Cycle & Carriage Ltd.	1,000	35,028
Keppel Corp., Ltd.	2,029	18,313
Keppel Land Ltd.	4,000	11,795
M1 Ltd.	5,000	10,305
Neptune Orient Lines Ltd.	5,000	6,232
Oversea-Chinese Banking Corp., Ltd.	4,575	34,883
SembCorp Industries Ltd.	3,568	14,503
SembCorp Marine Ltd.	6,000	25,904
Singapore Exchange Ltd.	1,491	9,146
Singapore Post Ltd.	12,000	11,339
Singapore Press Holdings Ltd.	5,540	17,600
Singapore Technologies Engineering Ltd.	7,128	17,477
Singapore Telecommunications Ltd.	28,000	72,076
StarHub Ltd.	6,438	14,632
Straits Asia Resources Ltd.	3,000	7,307
Transpac Industrial Holdings Ltd.	6,000	9,628
United Overseas Bank Ltd.	2,000	32,063
UOB-Kay Hian Holdings Ltd.	6,082	8,026
Venture Corp., Ltd.	1,458	10,143
Wilmar International Ltd.	3,019	13,329
Yangzijiang Shipbuilding Holdings Ltd.	7,000	8,325

Total Singapore		444,013

Spain - 6.8%
Abertis Infraestructuras, S.A.	571	12,753
Acciona S.A.	102	10,824
Acerinox S.A.(b)	565	10,305
ACS Actividades de Construccion y Servicios, S.A.(b)	789	37,201
Antena 3 de Television S.A.	926	7,639
Banco Bilbao Vizcaya Argentaria S.A.	8,957	105,059
Banco de Sabadell S.A.(b)	2,761	11,409
Banco Espanol de Credito S.A.(b)	2,009	15,525
Banco Popular Espanol S.A.	1,921	10,809
Banco Santander S.A.	24,661	284,715
Bankinter, S.A.(b)	1,125	7,638
Bolsas y Mercados Espanoles S.A.	318	9,463
CaixaBank	7,834	54,667
Cia Espanola de Petroleos S.A.	359	14,444
Ebro Foods S.A.(b)	303	6,998
Enagas S.A.	488	11,823
Endesa S.A.(b)	1,786	59,453
Ferrovial S.A.	1,666	21,053
Fomento de Construcciones y Contratas S.A.	466	14,205
Gas Natural SDG S.A.(b)	2,145	44,923
Iberdrola S.A.*	11,082	98,605
Inditex S.A.	585	53,298
Indra Sistemas S.A.	594	12,255
Mapfre S.A.(b)	6,132	22,760
Mapfre S.A. - Temp Line*	129	461
Mediaset Espana Comunicacion S.A.	1,037	9,007
Obrascon Huarte Lain S.A.	168	6,418
Red Electrica Corp. S.A.(b)	205	12,372
Repsol YPF S.A.(b)	2,082	72,265
Telefonica S.A.	14,920	364,711
Zardoya Otis S.A.	631	9,295
Zardoya Otis S.A. - Temp Line*	66	972

Total Spain		1,413,325

Sweden - 3.4%
AB Volvo Class B	2,196	38,456
Alfa Laval AB	494	10,671
Assa Abloy AB Class B	437	11,773
Atlas Copco AB Class A	1,379	36,387
Boliden AB	760	14,068
Castellum AB	696	10,456
Electrolux AB Series B	568	13,583
Hennes & Mauritz AB Class B	2,896	100,097
KappAhl AB	1,479	7,196
Kinnevik Investment AB Class B	337	7,504
Kungsleden AB	890	8,498
NCC AB Class B	370	8,438
Nordea Bank AB	6,034	65,025
Peab AB	1,254	8,979
Ratos AB Class B	444	8,549
Sandvik AB	1,458	25,624
Scania AB Class B	1,177	27,364
Securitas AB Class B	1,271	13,485
Skandinaviska Enskilda Banken AB Class A	2,849	23,343
Skanska AB Class B	930	16,684
SKF AB Class B	568	16,473
Svenska Cellulosa AB Class B	1,230	17,358
Svenska Handelsbanken AB Class A	1,342	41,493
Swedbank AB Class A	695	11,708
Swedish Match AB	427	14,353
Tele2 AB Class B	935	18,522
Telefonaktiebolaget LM Ericsson Class B	3,620	52,320
TeliaSonera AB	10,250	75,372

Total Sweden		703,779

Switzerland - 6.7%
ABB Ltd.	2,554	66,125
Actelion Ltd.	173	8,508
Adecco S.A.	221	14,147
Baloise Holding AG	161	16,588
BKW FMB Energie AG	119	7,321
Cie Financiere Richemont S.A. Class A	186	12,161
Credit Suisse Group AG	1,671	64,895
GAM Holding AG	450	7,375
Geberit AG	62	14,668

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    103

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HEDJ)

June 30, 2011

Investments	Shares	Fair Value
Givaudan S.A.	12	$12,677
Holcim Ltd.	336	25,320
Kuehne + Nagel International AG	107	16,215
Lonza Group AG	90	7,033
Nestle S.A.	4,596	285,203
Novartis AG	4,171	255,115
Partners Group Holding AG	46	8,129
Roche Holding AG	243	42,857
Roche Holding AG-Genusschein	1,226	204,867
Schindler Holding AG	104	12,611
SGS S.A.	16	30,328
Sulzer AG	55	8,936
Swatch Group AG (The)	30	15,100
Swiss Re Ltd.	878	49,229
Swisscom AG	120	54,941
Syngenta AG	97	32,694
Transocean Ltd.	188	12,213
Vontobel Holding AG	267	9,037
Zurich Financial Services AG	438	110,592

Total Switzerland		1,404,885

United Kingdom - 17.9%
Aberdeen Asset Management PLC	2,077	7,439
Admiral Group PLC	360	9,600
AMEC PLC	488	8,524
Anglo American PLC	801	39,704
Antofagasta PLC	2,467	55,211
Ashmore Group PLC	1,113	7,119
Associated British Foods PLC	831	14,449
AstraZeneca PLC	3,030	151,189
Atkins WS PLC	635	7,626
Aviva PLC	7,449	52,500
Babcock International Group PLC	753	8,607
BAE Systems PLC	8,151	41,679
Balfour Beatty PLC	1,877	9,297
Barclays PLC	11,341	46,693
Berendsen PLC	1,573	13,763
BG Group PLC	1,481	33,620
BHP Billiton PLC	2,170	85,424
BP PLC	15,748	115,959
British American Tobacco PLC	3,616	158,543
British Land Co. PLC	1,520	14,861
British Sky Broadcasting Group PLC	1,950	26,501
Britvic PLC	1,269	8,037
BT Group PLC	12,733	41,191
Bunzl PLC	684	8,565
Cable & Wireless Communications PLC(b)	19,527	12,703
Cable & Wireless Worldwide PLC	11,972	8,855
Capita Group PLC (The)	1,006	11,556
Carillion PLC	1,445	8,725
Carnival PLC	219	8,484
Centrica PLC	9,391	48,743
Chaucer Holdings PLC	11,768	10,037
Close Brothers Group PLC	643	7,969
Compass Group PLC	2,420	23,350
Daily Mail & General Trust PLC Class A	1,050	7,829
Diageo PLC	3,220	65,808
Drax Group PLC	1,298	10,492
Electrocomponents PLC	1,868	8,175
Eurasian Natural Resources Corp. PLC	1,365	17,126
Firstgroup PLC	2,211	12,101
Fresnillo PLC	770	17,332
G4S PLC	2,813	12,636
GKN PLC	2,619	9,747
GlaxoSmithKline PLC	11,010	235,798
Go-Ahead Group PLC	315	7,985
Greene King PLC	1,122	8,780
Hammerson PLC	1,071	8,277
Hays PLC	5,709	9,441
Home Retail Group PLC	4,403	11,572
HSBC Holdings PLC	27,706	275,068
ICAP PLC	1,172	8,900
IMI PLC	524	8,859
Imperial Tobacco Group PLC	1,761	58,551
Inmarsat PLC	865	7,721
Intercontinental Hotels Group PLC	407	8,331
International Power PLC	5,434	28,065
Interserve PLC	1,819	9,418
Investec PLC	893	7,233
J. Sainsbury PLC	3,911	20,683
Johnson Matthey PLC	239	7,544
Kingfisher PLC	3,501	15,019
Ladbrokes PLC	3,468	8,485
Legal & General Group PLC	10,665	20,238
Logica PLC	4,527	9,739
Man Group PLC	7,325	27,871
Marks & Spencer Group PLC	3,661	21,242
Marston’s PLC	4,936	8,067
Meggitt PLC	1,316	8,060
Melrose PLC	1,430	8,311
Mondi PLC	738	7,352
National Grid PLC	7,033	69,158
Next PLC	401	14,968
Northumbrian Water Group PLC	1,530	10,209
Old Mutual PLC	7,367	15,778
Pearson PLC	1,204	22,732
Pennon Group PLC	893	10,007
Premier Farnell PLC	1,725	6,896
Provident Financial PLC(b)	703	10,869
Prudential PLC	3,532	40,827
Reckitt Benckiser Group PLC	1,040	57,437
Reed Elsevier PLC	1,887	17,147
Rexam PLC	1,470	9,034
Rio Tinto PLC	1,075	77,500
Royal Dutch Shell PLC Class A	6,053	215,541
Royal Dutch Shell PLC Class B	5,692	203,234
RSA Insurance Group PLC	8,750	18,950
SABMiller PLC	1,471	53,644
Sage Group PLC (The)	2,694	12,495
Scottish & Southern Energy PLC	2,059	46,047
Segro PLC	1,790	8,975
Severn Trent PLC	649	15,337
Smiths Group PLC	629	12,128
Standard Chartered PLC	2,608	68,583
Standard Life PLC	5,729	19,361
Tate & Lyle PLC	1,110	10,977
Tesco PLC	12,292	79,332
Thomas Cook Group PLC	4,072	8,695
TUI Travel PLC(b)	3,019	10,876
Unilever PLC	2,172	69,950
United Utilities Group PLC	1,283	12,338
Vedanta Resources PLC	246	8,270
Vodafone Group PLC	117,498	311,817
Weir Group PLC (The)	185	6,317
Whitbread PLC C Shares	291	7,545
William Hill PLC	2,011	7,374
WM Morrison Supermarkets PLC	3,793	18,128
Xstrata PLC	1,077	23,714

Total United Kingdom		3,736,569

TOTAL COMMON STOCKS (Cost: $18,364,996)		20,834,073

See Notes to Schedule of Investments.

104    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International Hedged Equity Fund (HEDJ)

June 30, 2011

Investments	Shares	Fair Value
RIGHTS - 0.0%

Spain - 0.0%
Banco Popular Espanol S.A., expiring 7/11/11*	1,921	$139
CaixaBank, expiring 7/15/11*	7,834	591

TOTAL RIGHTS (Cost: $0)		730

TOTAL LONG-TERM INVESTMENTS (Cost: $18,364,996)		20,834,803

SHORT-TERM INVESTMENT - 0.0%

MONEY MARKET FUND - 0.0%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $1,312)	1,312	1,312

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.7%

MONEY MARKET FUND - 1.7%
Dreyfus Institutional Preferred Money Market Fund, 0.15%(d) (Cost: $346,590)(e)	346,590	346,590

TOTAL INVESTMENTS IN SECURITIES - 101.4% (Cost: $18,712,898)(f)		21,182,705
Liabilities in Excess of Foreign Currency and Other Assets - (1.4)%		(293,078)

NET ASSETS - 100.0%		$20,889,627

RSP	-	Risparmio Italian Savings Shares

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Security, or portion thereof, was on loan at June 30, 2011 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2011.
(d)	Interest rate shown reflects yield as of June 30, 2011.
(e)	At June 30, 2011, the total market value of the Fund’s securities on loan was $329,971 and the total market value of the collateral held by the Fund was $346,590.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    105

Schedule of Investments (unaudited)

WisdomTree Commodity Country Equity Fund (CCXE)

June 30, 2011

Investments	Shares	Fair Value
COMMON STOCKS - 99.9%

Australia - 12.6%
Amcor Ltd.	9,055	$69,799
AMP Ltd.	20,281	106,176
Australia & New Zealand Banking Group Ltd.	23,468	552,746
BHP Billiton Ltd.	10,649	499,356
Coca-Cola Amatil Ltd.	6,086	74,409
Commonwealth Bank of Australia	13,257	742,291
CSL Ltd.	2,104	74,469
Foster’s Group Ltd.	19,858	109,489
Leighton Holdings Ltd.	3,101	69,221
Macquarie Group Ltd.	2,839	94,982
National Australia Bank Ltd.	19,701	540,374
QBE Insurance Group Ltd.	11,761	217,200
Rio Tinto Ltd.	973	86,450
Telstra Corp., Ltd.	163,553	506,038
Wesfarmers Ltd.	6,971	237,701
Westpac Banking Corp.	29,780	709,703
Woodside Petroleum Ltd.	2,792	122,554
Woolworths Ltd.	7,957	236,396

Total Australia		5,049,354

Brazil - 12.6%
AES Tiete S.A.	4,900	72,986
Banco Bradesco S.A.	13,200	223,316
Banco do Brasil S.A.	33,000	587,652
Banco Santander Brasil S.A.	42,600	493,830
BM&F Bovespa S.A.	19,000	125,511
CCR S.A.	4,500	133,884
Cia de Bebidas das Americas	10,700	293,415
Cia de Saneamento Basico do Estado de Sao Paulo	1,900	56,310
Cia Energetica de Minas Gerais	5,600	90,977
Cia Siderurgica Nacional S.A.	19,000	232,293
Cielo S.A.	8,900	220,471
CPFL Energia S.A.	12,600	178,646
Itau Unibanco Holding S.A.	15,200	297,725
Light S.A.	5,700	107,378
Natura Cosmeticos S.A.	4,100	102,667
Petroleo Brasileiro S.A.	51,200	856,037
Redecard S.A.	12,200	182,737
Souza Cruz S.A.	16,900	213,109
Vale S.A.	18,000	569,410

Total Brazil		5,038,354

Canada - 12.5%
Bank of Montreal	5,300	336,913
Bank of Nova Scotia(a)	7,400	445,488
BCE, Inc.	7,900	309,582
Canadian Imperial Bank of Commerce	3,600	284,054
Canadian Oil Sands Ltd.	5,000	144,182
Cenovus Energy, Inc.	3,400	128,235
Crescent Point Energy Corp.	3,100	143,163
Enbridge, Inc.	5,100	165,720
EnCana Corp.	3,800	117,256
Great-West Lifeco, Inc.	9,900	261,374
Husky Energy, Inc.	7,800	212,558
Manulife Financial Corp.	11,100	196,444
Power Financial Corp.(a)	7,200	221,871
Rogers Communications, Inc. Class B	4,500	178,070
Royal Bank of Canada	10,600	605,510
Sun Life Financial, Inc.	5,600	168,563
Suncor Energy, Inc.	3,000	117,501
Thomson Reuters Corp.	5,900	221,365
Toronto-Dominion Bank (The)	5,500	466,055
TransCanada Corp.(a)	5,600	245,736

Total Canada		4,969,640

Chile - 12.5%
AES Gener S.A.	361,803	222,379
Aguas Andinas S.A. Class A	383,925	207,961
Antarchile S.A.	4,900	103,532
Banco de Chile	3,302,760	477,915
Banco de Credito e Inversiones	1,072	71,154
Banco Santander Chile	6,411,030	578,094
CAP S.A.	2,197	104,563
Cencosud S.A.	20,022	143,793
Cia Cervecerias Unidas S.A.	9,260	110,575
Cia General de Electricidad S.A.	22,707	129,879
Corpbanca	14,611,161	230,760
Empresa Nacional de Electricidad S.A.	264,928	500,963
Empresas CMPC S.A.	4,680	249,197
Empresas COPEC S.A.	19,729	372,600
Enersis S.A.	1,037,451	477,376
ENTEL Chile S.A.	12,859	260,418
Lan Airlines S.A.	6,409	182,743
Quinenco S.A.	82,375	290,084
SACI Falabella	25,625	267,981

Total Chile		4,981,967

New Zealand - 12.4%
Air New Zealand Ltd.	289,234	267,544
Auckland International Airport Ltd.	211,270	388,236
Contact Energy Ltd.*	76,029	336,567
Fisher & Paykel Healthcare Corp., Ltd.	92,364	210,542
Fletcher Building Ltd.	71,439	508,593
Freightways Ltd.	28,811	76,144
Infratil Ltd.	89,093	133,183
Kathmandu Holdings Ltd.	41,501	77,532
Mainfreight Ltd.	8,603	72,118
Nuplex Industries Ltd.	41,963	100,506
NZX Ltd.	30,454	60,365
Port of Tauranga Ltd.	20,684	151,184
Restaurant Brands New Zealand Ltd.	32,537	67,718
Ryman Healthcare Ltd.	41,804	95,637
Sky City Entertainment Group Ltd.	119,142	356,206
Sky Network Television Ltd.	46,183	212,073
Telecom Corp. of New Zealand Ltd.	494,523	1,002,687
Tower Ltd.	77,010	96,676
Vector Ltd.	251,834	528,294
Warehouse Group Ltd. (The)	74,659	213,963

Total New Zealand		4,955,768

Norway - 12.2%
Aker ASA Class A	3,007	80,423
Aker Solutions ASA	3,822	76,932
DnB NOR ASA	43,763	613,365
Fred Olsen Energy ASA	3,832	136,269
Gjensidige Forsikring ASA	19,627	243,259
Kongsberg Gruppen AS	2,197	62,649
Leroey Seafood Group ASA	2,585	61,187
Marine Harvest ASA	384,309	309,857
Norsk Hydro ASA	21,355	164,418
Orkla ASA	29,168	278,880
Statoil ASA	77,484	1,972,680
Storebrand ASA	5,370	45,999
Telenor ASA	38,392	632,180
TGS Nopec Geophysical Co. ASA	1,671	47,120
Yara International ASA	2,662	150,677

Total Norway		4,875,895

See Notes to Schedule of Investments.

106    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Commodity Country Equity Fund (CCXE)

June 30, 2011

Investments	Shares	Fair Value
Russia - 12.5%
Gazprom Neft JSC ADR	14,300	$334,048
Gazprom OAO ADR	93,200	1,356,060
Lukoil OAO ADR	11,636	740,050
Magnitogorsk Iron & Steel Works GDR	5,200	59,176
MMC Norilsk Nickel OJSC ADR	23,000	599,610
Mobile Telesystems OJSC ADR	22,500	427,950
NovaTek OAO GDR	400	55,240
Novolipetsk Steel OJSC GDR	4,000	155,600
Polyus Gold OJSC ADR	1,600	50,400
Rosneft Oil Co. GDR	49,700	418,474
Severstal OAO GDR	5,200	95,940
Surgutneftegas OJSC ADR	27,100	265,580
Tatneft ADR	4,200	181,020
Uralkali GDR	3,300	148,500
VTB Bank OJSC GDR	13,600	83,844

Total Russia		4,971,492

South Africa - 12.6%
ABSA Group Ltd.	12,786	254,268
African Bank Investments Ltd.	24,081	122,270
Anglo American Platinum Ltd.	1,363	126,267
Bidvest Group Ltd.	5,137	114,046
Exxaro Resources Ltd.	5,205	137,032
FirstRand Ltd.	114,956	336,610
Impala Platinum Holdings Ltd.	7,202	193,558
Kumba Iron Ore Ltd.	11,773	840,556
MMI Holdings Ltd.	39,822	99,805
MTN Group Ltd.	32,643	692,923
Nedbank Group Ltd.	8,643	186,783
RMB Holdings Ltd.	30,298	119,109
Sanlam Ltd.	45,075	183,252
Sasol Ltd.	9,677	508,160
Shoprite Holdings Ltd.	6,512	97,791
Standard Bank Group Ltd.	31,329	462,009
Truworths International Ltd.	8,291	89,637
Vodacom Group Ltd.	30,641	379,453
Woolworths Holdings Ltd.	19,825	87,003

Total South Africa		5,030,532

TOTAL COMMON STOCKS (Cost: $38,150,083)		39,873,002

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.2%

MONEY MARKET FUND - 5.2%
Dreyfus Institutional Preferred Money Market Fund, 0.15%(b) (Cost: $2,072,477)(c)	2,072,477	2,072,477

TOTAL INVESTMENTS IN SECURITIES - 105.1% (Cost: $40,222,560)(d)		41,945,479
Liabilities in Excess of Foreign Currency and Other Assets - (5.1)%		(2,028,277)

NET ASSETS - 100.0%		$39,917,202

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2011 (See Note 2).
(b)	Interest rate shown reflects yield as of June 30, 2011.
(c)	At June 30, 2011, the total market value of the Fund’s securities on loan was $743,469 and the total market value of the collateral held by the Fund was $2,072,477.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    107

Schedule of Investments (unaudited)

WisdomTree Global Natural Resources Fund (GNAT)

June 30, 2011

Investments	Shares	Fair Value
COMMON STOCKS - 99.0%

Australia - 6.4%
BHP Billiton Ltd.	18,290	$857,660
Fortescue Metals Group Ltd.	10,214	69,438
Rio Tinto Ltd.	6,193	550,242
Santos Ltd.	50,456	731,406
Woodside Petroleum Ltd.	16,353	717,808

Total Australia		2,926,554

Brazil - 3.0%
Petroleo Brasileiro S.A. ADR	22,927	703,400
Vale S.A. ADR	22,325	646,532

Total Brazil		1,349,932

Canada - 10.4%
Agrium, Inc.	400	35,104
Cameco Corp.(a)	9,500	250,325
Canadian Natural Resources Ltd.	3,900	163,254
Canadian Oil Sands Ltd.	39,100	1,129,599
Crescent Point Energy Corp.(a)	30,300	1,401,375
Encana Corp.	18,900	581,931
First Quantum Minerals Ltd.	800	112,496
Imperial Oil Ltd.	6,600	307,494
Potash Corp. of Saskatchewan, Inc.	1,000	56,990
Silver Wheaton Corp.	1,300	42,900
Suncor Energy, Inc.	4,900	191,590
Talisman Energy, Inc.	15,100	309,399
Teck Resources Ltd. Class B	3,200	162,368

Total Canada		4,744,825

China - 2.3%
China Shenhua Energy Co., Ltd. Class H	127,000	605,519
Yanzhou Coal Mining Co., Ltd. Class H	114,000	433,658

Total China		1,039,177

France - 4.1%
Technip S.A.	4,329	464,014
Total S.A.	23,897	1,381,724

Total France		1,845,738

Germany - 0.9%
K+S AG	5,459	419,480

Hong Kong - 1.3%
CNOOC Ltd.	247,618	577,895

Israel - 2.1%
Israel Chemicals Ltd.	58,882	934,498

Italy - 4.1%
ENI SpA	60,208	1,423,741
Saipem SpA	8,766	452,454

Total Italy		1,876,195

Japan - 1.9%
Inpex Corp.	36	263,893
Sumitomo Metal Mining Co., Ltd.	36,000	586,181

Total Japan		850,074

Mexico - 3.4%
Grupo Mexico S.A.B de CV Series B	163,600	539,339
Industrias Penoles S.A.B de C.V.	26,300	989,796

Total Mexico		1,529,135

Norway - 3.0%
Statoil ASA	40,394	1,028,398
Yara International ASA	5,591	316,467

Total Norway		1,344,865

Russia - 9.9%
Gazprom OAO ADR	29,000	421,950
Lukoil OAO ADR	12,280	781,008
Magnitogorsk Iron & Steel Works GDR	27,700	315,226
MMC Norilsk Nickel OJSC ADR	28,400	740,388
NovaTek OAO GDR	700	96,670
Novolipetsk Steel OJSC GDR	9,200	357,880
Rosneft Oil Co. GDR	31,000	261,020
Surgutneftegas OJSC ADR	43,800	429,240
Tatneft ADR*	16,200	698,220
Uralkali GDR	9,300	418,500

Total Russia		4,520,102

Singapore - 2.1%
Wilmar International Ltd.	217,000	958,081

South Africa - 5.7%
Anglo American Platinum Ltd.	3,237	299,872
Impala Platinum Holdings Ltd.	21,023	565,007
Kumba Iron Ore Ltd.	24,380	1,740,658

Total South Africa		2,605,537

Spain - 2.2%
Repsol YPF S.A.	29,243	1,015,007

Switzerland - 2.0%
Syngenta AG	1,976	666,020
Transocean Ltd.	3,960	257,259

Total Switzerland		923,279

United Kingdom - 16.7%
Anglo American PLC	6,969	345,441
Antofagasta PLC	62,024	1,388,096
BG Group PLC	14,056	319,086
BHP Billiton PLC	16,878	664,414
BP PLC	55,152	406,106
Eurasian Natural Resources Corp. PLC	43,182	541,787
Fresnillo PLC	21,889	492,687
Kazakhmys PLC	10,389	230,171
Rio Tinto PLC	4,414	318,218
Royal Dutch Shell PLC Class A	25,933	923,446
Royal Dutch Shell PLC Class B	37,114	1,325,164
Tullow Oil PLC	6,878	136,924
Vedanta Resources PLC	11,550	388,290
Xstrata PLC	5,462	120,266

Total United Kingdom		7,600,096

United States - 17.5%
Anadarko Petroleum Corp.	722	55,421
Apache Corp.	303	37,387
Archer-Daniels-Midland Co.	31,183	940,167
Baker Hughes, Inc.	2,304	167,178
CF Industries Holdings, Inc.	254	35,984
Chesapeake Energy Corp.	6,186	183,662
Chevron Corp.	6,272	645,013
Cliffs Natural Resources, Inc.	679	62,774
ConocoPhillips	9,865	741,749
Consol Energy, Inc.	2,910	141,077
Devon Energy Corp.	2,100	165,501
Diamond Offshore Drilling, Inc.	15,695	1,105,085
EOG Resources, Inc.	1,155	120,755
Exxon Mobil Corp.	6,879	559,813
Freeport-McMoRan Copper & Gold, Inc.	4,574	241,965
Halliburton Co.	2,514	128,214
Marathon Oil Corp.	8,046	423,863
Monsanto Co.	4,889	354,648
National Oilwell Varco, Inc.	856	66,948

See Notes to Schedule of Investments.

108    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Natural Resources Fund (GNAT)

June 30, 2011

Investments	Shares	Fair Value
Noble Energy, Inc.	2,150	$192,705
Occidental Petroleum Corp.	2,846	296,098
Peabody Energy Corp.	1,365	80,412
Southern Copper Corp.	37,000	1,216,190

Total United States		7,962,609

TOTAL COMMON STOCKS (Cost: $42,495,454)		45,023,079

EXCHANGE-TRADED FUNDS - 0.6%

United States - 0.6%
WisdomTree Global Equity Income Fund(b)	851	38,387
WisdomTree India Earnings Fund(a)(b)	9,784	234,424

TOTAL EXCHANGE-TRADED FUNDS (Cost: $257,059)		272,811

RIGHTS - 0.2%

France - 0.2%
Bourbon S.A., expiring 7/09/11* (Cost: $0)	16,031	69,681

TOTAL LONG-TERM INVESTMENTS (Cost: $42,752,513)		45,365,571

SHORT-TERM INVESTMENT - 0.0%

MONEY MARKET FUND - 0.0%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $2,211)	2,211	2,211

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.9%

MONEY MARKET FUND - 3.9%
Dreyfus Institutional Preferred Money Market Fund, 0.15%(d) (Cost: $1,790,831)(e)	1,790,831	1,790,831

TOTAL INVESTMENTS IN SECURITIES - 103.7% (Cost: $44,545,555)(f)		47,158,613
Liabilities in Excess of Foreign Currency and Other Assets - (3.7)%		(1,682,868)

NET ASSETS - 100.0%		$45,475,745

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2011 (See Note 2).
(b)	Affiliated companies (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2011.
(d)	Interest rate shown reflects yield as of June 30, 2011.
(e)	At June 30, 2011, the total market value of the Fund’s securities on loan was $1,761,393 and the total market value of the collateral held by the Fund was $1,790,831.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    109

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Utility Fund (DBU)

June 30, 2011

Investments	Shares	Fair Value
COMMON STOCKS - 98.9%

Australia - 1.6%
AGL Energy Ltd.	35,170	$551,616
Prime AET&D Holdings*†	7,592	—

Total Australia		551,616

Austria - 1.3%
EVN AG	16,692	289,443
Verbund AG(a)	4,035	175,504

Total Austria		464,947

Belgium - 1.3%
Elia System Operator S.A.	10,550	450,464

Brazil - 12.8%
AES Tiete S.A.	52,400	780,508
Centrais Eletricas Brasileiras S.A.	9,300	123,583
Cia de Saneamento Basico do Estado de Sao Paulo	9,900	293,404
Cia de Saneamento de Minas Gerais-COPASA	22,200	444,782
Cia Energetica de Minas Gerais	39,800	646,583
CPFL Energia S.A.	30,600	433,855
EDP - Energias do Brasil S.A.	19,100	460,429
Light S.A.	59,800	1,126,525
Tractebel Energia S.A.	8,500	148,046

Total Brazil		4,457,715

Canada - 6.9%
Atco Ltd. Class I	2,300	148,877
Brookfield Renewable Power Fund	15,000	357,631
Canadian Utilities Ltd. Class A	3,600	208,965
Emera, Inc.	8,900	291,502
Fortis, Inc.	8,500	284,919
Just Energy Group, Inc.	44,800	659,629
TransAlta Corp.	21,400	456,560

Total Canada		2,408,083

Chile - 6.5%
AES Gener S.A.	610,613	375,308
Aguas Andinas S.A. Class A	931,180	504,393
Cia General de Electricidad S.A.	64,801	370,647
Colbun S.A.	98,880	27,962
Empresa Electrica del Norte Grande S.A.	114,239	320,591
Empresa Nacional de Electricidad S.A.	168,925	319,427
Enersis S.A.	701,034	322,576

Total Chile		2,240,904

China - 0.2%
China Longyuan Power Group Corp. Class H	70,000	67,740

Czech Republic - 1.5%
CEZ AS	9,965	512,419

Finland - 0.8%
Fortum Oyj	9,337	270,339

France - 5.0%
Electricite de France S.A.	9,533	374,629
GDF Suez	14,850	543,316
Suez Environnement Co.	16,864	336,313
Veolia Environnement S.A.	17,310	488,135

Total France		1,742,393

Germany - 4.2%
E.ON AG	24,267	689,068
RWE AG	13,694	759,127

Total Germany		1,448,195

Hong Kong - 4.0%
China Resources Power Holdings Co., Ltd.	105,700	206,204
CLP Holdings Ltd.	37,822	335,143
Guangdong Investment Ltd.(a)	634,000	338,948
Hong Kong & China Gas Co., Ltd.	64,695	146,995
Power Assets Holdings Ltd.	45,886	347,333

Total Hong Kong		1,374,623

Indonesia - 0.9%
Perusahaan Gas Negara PT	655,500	307,666

Italy - 9.4%
A2A SpA(a)	300,037	467,199
ACEA SpA	47,667	488,953
Enel Green Power SpA	22,753	62,744
Enel SpA(a)	68,354	446,360
Hera SpA(a)	164,592	348,405
Iren SpA	295,926	532,019
Snam Rete Gas SpA	75,733	448,429
Terna Rete Elettrica Nazionale SpA	98,558	458,119

Total Italy		3,252,228

Japan - 13.0%
Chubu Electric Power Co., Inc.	24,600	478,232
Chugoku Electric Power Co., Inc. (The)(a)	25,000	430,906
Electric Power Development Co., Ltd.	12,642	340,470
Hokkaido Electric Power Co., Inc.	24,700	408,914
Hokuriku Electric Power Co.	19,000	360,896
Kansai Electric Power Co., Inc. (The)	23,600	467,558
Kyushu Electric Power Co., Inc.	27,700	496,309
Osaka Gas Co., Ltd.	52,000	196,384
Shikoku Electric Power Co., Inc.	14,261	322,268
Toho Gas Co., Ltd.	29,000	156,204
Tohoku Electric Power Co., Inc.	46,300	665,606
Tokyo Gas Co., Ltd.	43,000	193,276

Total Japan		4,517,023

Malaysia - 3.4%
Petronas Gas Bhd	85,100	372,585
Tenaga Nasional Bhd	117,800	264,119
YTL Corp. Bhd	184,400	94,658
YTL Power International Bhd	591,000	430,601

Total Malaysia		1,161,963

New Zealand - 0.6%
Contact Energy Ltd.	48,122	213,028

Philippines - 2.1%
Aboitiz Power Corp.	497,100	359,046
Energy Development Corp.	1,103,900	167,871
Manila Electric Co.	30,760	194,632

Total Philippines		721,549

Poland - 0.8%
PGE S.A.	32,710	285,719

Portugal - 1.7%
EDP-Energias de Portugal S.A.	169,854	603,097

South Korea - 0.4%
Korea Gas Corp.	4,370	151,445

Spain - 7.0%
Acciona S.A.	3,202	339,779
Enagas S.A.(a)	17,107	414,451
Endesa S.A.(a)	11,357	378,058

See Notes to Schedule of Investments.

110    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Utility Fund (DBU)

June 30, 2011

Investments	Shares	Fair Value
Gas Natural SDG S.A.(a)	25,646	$537,106
Iberdrola S.A.*	51,771	460,644
Red Electrica Corp. S.A.(a)	4,870	293,904

Total Spain		2,423,942

Switzerland - 0.8%
BKW FMB Energie AG	4,508	277,333

Thailand - 2.0%
Glow Energy PCL	180,700	294,060
Ratchaburi Electricity Generating Holding PCL	282,400	383,733

Total Thailand		677,793

United Kingdom - 10.7%
Centrica PLC	78,880	409,420
Drax Group PLC	80,842	653,482
International Power PLC	45,551	235,259
National Grid PLC	45,567	448,078
Northumbrian Water Group PLC	55,376	369,483
Pennon Group PLC	26,900	301,443
Scottish & Southern Energy PLC	20,051	448,419
Severn Trent PLC	17,085	403,757
United Utilities Group PLC	47,908	460,714

Total United Kingdom		3,730,055

TOTAL COMMON STOCKS (Cost: $35,423,379)		34,312,279

EXCHANGE-TRADED FUND - 0.7%
United States - 0.7%
WisdomTree India Earnings Fund(a)(b) (Cost: $233,824)	10,469	250,837

SHORT-TERM INVESTMENT - 0.1%

MONEY MARKET FUND - 0.1%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $51,013)	51,013	51,013

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.7%

MONEY MARKET FUND - 8.7%
Dreyfus Institutional Preferred Money Market Fund, 0.15%(d) (Cost: $3,001,765)(e)	3,001,765	3,001,765

TOTAL INVESTMENTS IN SECURITIES - 108.4% (Cost: $38,709,981)(f)		37,615,894
Liabilities in Excess of Foreign Currency and Other Assets - (8.4)%		(2,910,726)

NET ASSETS - 100.0%		$34,705,168

PCL	-	Public Company Limited

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at June 30, 2011 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2011.
(d)	Interest rate shown reflects yield as of June 30, 2011.
(e)	At June 30, 2011, the total market value of the Fund’s securities on loan was $2,857,179 and the total market value of the collateral held by the Fund was $3,001,765.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    111

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

June 30, 2011

Investments	Shares	Fair Value
COMMON STOCKS - 99.3%

Australia - 24.2%
Australand Property Group	300,242	$919,315
CFS Retail Property Trust	1,298,030	2,522,252
Charter Hall Office REIT	169,968	609,592
Charter Hall Retail REIT	151,596	519,356
Commonwealth Property Office Fund	920,878	926,738
Dexus Property Group	1,949,401	1,836,585
Goodman Group	2,165,570	1,634,513
GPT Group	742,284	2,511,217
GPT Group In Specie†*++	2,305,813	-
Investa Office Fund(a)	1,251,134	863,954
Lend Lease Group(a)	148,581	1,426,865
Mirvac Group	1,555,864	2,082,134
Stockland	1,133,788	4,139,171
Westfield Group	1,196,673	11,094,825

Total Australia		31,086,517

Austria - 0.2%
Conwert Immobilien Invest SE	12,338	208,756

Belgium - 0.8%
Befimmo SCA Sicafi	5,281	469,430
Cofinimmo	4,389	625,648

Total Belgium		1,095,078

Brazil - 1.2%
BR Malls Participacoes S.A.	20,500	230,555
Brasil Brokers Participacoes S.A.	24,800	120,964
Direcional Engenharia S.A.	23,200	157,414
Iguatemi Empresa de Shopping Centers S.A.	7,900	193,625
JHSF Participacoes S.A.	155,700	473,404
Multiplan Empreendimentos Imobiliarios S.A.	15,100	330,755

Total Brazil		1,506,717

Canada - 8.9%
Allied Properties Real Estate Investment Trust	12,500	308,776
Artis Real Estate Investment Trust	27,800	404,714
Boardwalk Real Estate Investment Trust	12,900	645,468
Brookfield Asset Management, Inc. Class A	47,500	1,579,396
Brookfield Office Properties, Inc.	74,600	1,440,056
Calloway Real Estate Investment Trust	28,900	754,916
Canadian Apartment Properties REIT	21,000	420,827
Canadian Real Estate Investment Trust	14,100	485,048
Chartwell Seniors Housing Real Estate Investment Trust	45,200	393,410
Cominar Real Estate Investment Trust(b)	19,900	454,044
Dundee Real Estate Investment Trust	15,200	511,864
Extendicare Real Estate Investment Trust	29,800	321,745
First Capital Realty, Inc.	38,500	657,424
H&R Real Estate Investment Trust	29,700	665,950
Primaris Retail Real Estate Investment Trust	19,800	431,862
RioCan Real Estate Investment Trust	70,800	1,902,965

Total Canada		11,378,465

Chile - 0.1%
Parque Arauco S.A.	59,827	133,431

China - 0.9%
Guangzhou R&F Properties Co., Ltd. Class H	884,000	1,204,228

Finland - 0.3%
Sponda Oyj	56,044	325,834

France - 9.1%
Fonciere des Regions	15,811	1,674,566
Gecina S.A.	13,779	1,925,229
ICADE	9,704	1,196,316
Klepierre	43,479	1,794,376
Mercialys S.A.	19,384	821,617
Societe Immobiliere de Location pour l’Industrie et le Commerce	3,966	568,972
Unibail-Rodamco SE(b)	15,825	3,658,399

Total France		11,639,475

Germany - 0.5%
Alstria Office REIT AG	14,061	212,018
Deutsche Euroshop AG	8,327	329,590
Deutsche Wohnen AG	8,159	141,952

Total Germany		683,560

Hong Kong - 21.3%
Champion Real Estate Investment Trust(b)	1,220,000	685,160
Cheung Kong Holdings Ltd.	297,238	4,347,076
China Overseas Land & Investment Ltd.	725,800	1,555,835
Franshion Properties China Ltd.	560,000	142,496
Hang Lung Group Ltd.	101,649	644,022
Hang Lung Properties Ltd.	485,283	1,989,465
Henderson Land Development Co., Ltd.(b)	218,320	1,407,068
Hopewell Holdings Ltd.	182,000	576,553
Hysan Development Co., Ltd.	104,115	514,470
Kowloon Development Co., Ltd.	288,398	388,422
Link REIT (The)	421,946	1,439,700
New World Development Ltd.	595,125	899,428
Poly Hong Kong Investments Ltd.	525,000	345,446
Regal Real Estate Investment Trust	1,201,000	390,494
Shenzhen Investment Ltd.	1,089,900	326,357
Sino Land Co., Ltd.	784,305	1,255,896
Sino-Ocean Land Holdings Ltd.(b)	916,600	466,472
Sun Hung Kai Properties Ltd.	312,871	4,555,603
Swire Pacific Ltd. Class A	138,459	2,033,846
Swire Pacific Ltd. Class B	468,298	1,336,060
Wharf Holdings Ltd.	265,872	1,846,796
Wheelock & Co., Ltd.	43,231	173,341

Total Hong Kong		27,320,006

Israel - 0.5%
Azrieli Group	13,100	352,670
Gazit-Globe Ltd.	26,641	318,674

Total Israel		671,344

Italy - 0.2%
Beni Stabili SpA(b)	287,567	290,861

Japan - 5.2%
Aeon Mall Co., Ltd.	9,996	240,369
Daito Trust Construction Co., Ltd.	20,300	1,711,776
Daiwa House Industry Co., Ltd.	52,000	650,966
Hulic Co., Ltd.	11,800	108,415
Mitsubishi Estate Co., Ltd.	60,589	1,054,831
Mitsui Fudosan Co., Ltd.	74,308	1,267,910
Nomura Real Estate Holdings, Inc.	19,565	323,418
Sumitomo Real Estate Sales Co., Ltd.	4,066	187,541
Sumitomo Realty & Development Co., Ltd.	29,279	648,590
Tokyo Tatemono Co., Ltd.(b)	65,751	237,733
Tokyu Land Corp.	56,168	236,468

Total Japan		6,668,017

See Notes to Schedule of Investments.

112    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

June 30, 2011

Investments	Shares	Fair Value
Malaysia - 0.3%
SP Setia Bhd	270,800	$374,878

Netherlands - 2.7%
Corio N.V.	26,061	1,726,752
Eurocommercial Properties N.V.	10,217	508,090
Vastned Retail N.V.	6,431	460,884
Wereldhave N.V.	7,475	760,693

Total Netherlands		3,456,419

Philippines - 0.7%
Ayala Land, Inc.	609,700	219,483
Robinsons Land Corp.	710,700	196,802
SM Prime Holdings, Inc.	1,644,600	447,820

Total Philippines		864,105

Singapore - 8.1%
Allgreen Properties Ltd.	270,000	351,906
Ascendas Real Estate Investment Trust	630,901	1,048,418
Ascott Residence Trust	209,118	201,009
CapitaCommercial Trust(b)	764,635	903,161
CapitaLand Ltd.	440,589	1,044,407
CapitaMall Trust	764,786	1,164,997
CapitaMalls Asia Ltd.	280,000	335,288
CDL Hospitality Trusts	226,432	379,969
City Developments Ltd.	76,103	644,731
Guocoland Ltd.	160,000	259,368
Keppel Land Ltd.	336,168	991,307
K-REIT Asia	337,000	365,111
Mapletree Industrial Trust	239,000	227,786
Mapletree Logistics Trust	556,187	416,823
Singapore Land Ltd.	59,544	345,351
Suntec Real Estate Investment Trust	651,828	796,466
UOL Group Ltd.	119,000	482,747
Wheelock Properties Singapore Ltd.	194,000	284,457
Wing Tai Holdings Ltd.	139,000	166,447

Total Singapore		10,409,749

South Africa - 3.7%
Capital Property Fund	252,400	306,797
Emira Property Fund	200,796	394,839
Fountainhead Property Trust	457,900	435,002
Growthpoint Properties Ltd.	551,041	1,488,355
Hyprop Investments Ltd.	55,400	445,390
Redefine Properties Ltd.	1,113,695	1,289,645
Resilient Property Income Fund Ltd.	87,249	404,133

Total South Africa		4,764,161

Sweden - 1.6%
Atrium Ljungberg AB Class B	19,438	246,438
Castellum AB	31,621	475,063
Fabege AB	38,685	389,606
Hufvudstaden AB Class A	31,426	377,507
Kungsleden AB	23,864	227,860
Wallenstam AB Class B	17,317	184,558
Wihlborgs Fastigheter AB	14,848	215,306

Total Sweden		2,116,338

Switzerland - 0.9%
Swiss Prime Site AG	12,809	1,097,588

Taiwan - 1.2%
Farglory Land Development Co., Ltd.	327,000	815,123
Highwealth Construction Corp.	258,000	605,400
Ruentex Development Co., Ltd.	99,000	139,073

Total Taiwan		1,559,596

Thailand - 0.7%
Central Pattana PCL	108,600	103,386
Land and Houses PCL NVDR	2,896,900	542,138
Preuksa Real Estate PCL	337,300	201,996

Total Thailand		847,520

Turkey - 0.4%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	309,283	521,820

United Kingdom - 5.6%
British Land Co. PLC	196,516	1,921,375
Capital Shopping Centres Group PLC	149,911	961,495
Derwent London PLC	7,707	225,935
Great Portland Estates PLC	33,117	231,811
Hammerson PLC	118,522	916,014
Land Securities Group PLC	116,046	1,588,260
London & Stamford Property PLC	145,975	305,600
Segro PLC	172,880	866,790
Shaftesbury PLC	21,398	181,386

Total United Kingdom		7,198,666

TOTAL COMMON STOCKS (Cost: $114,184,379)		127,423,129

EXCHANGE-TRADED FUND - 0.1%
United States - 0.1%
WisdomTree Global Natural Resources Fund(c) (Cost: $134,244)	4,752	134,834

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.3%

MONEY MARKET FUND - 4.3%
Dreyfus Institutional Preferred Money Market Fund, 0.15%(d) (Cost: $5,496,426)(e)	5,496,426	5,496,426

TOTAL INVESTMENTS IN SECURITIES - 103.7% (Cost: $119,815,049)(f)		133,054,389
Liabilities in Excess of Foreign Currency and Other Assets - (3.7)%		(4,782,370)

NET ASSETS - 100.0%		$128,272,019

NVDR	-	Non Voting Depositary Receipt
PCL	-	Public Company Limited

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.
++	Restricted security. At June 30, 2011, the value of these securities amounted to $0 and 0.0% of net assets.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Security, or portion thereof, was on loan at June 30, 2011 (See Note 2).
(c)	Affiliated company (See Note 4).
(d)	Interest rate shown reflects yield as of June 30, 2011.
(e)	At June 30, 2011, the total market value of the Fund’s securities on loan was $4,797,116 and the total market value of the collateral held by the Fund was $5,496,426.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    113

Schedule of Investments (unaudited)

WisdomTree Total Earnings Fund (EXT)

June 30, 2011

Investments	Shares	Fair Value
COMMON STOCKS - 99.6%
Aerospace & Defense - 3.0%
AAR Corp.	246	$6,664
Alliant Techsystems, Inc.	185	13,196
BE Aerospace, Inc.*	162	6,611
Boeing Co. (The)	2,612	193,105
Ceradyne, Inc.*	214	8,344
Cubic Corp.	214	10,912
Curtiss-Wright Corp.(a)	161	5,212
Esterline Technologies Corp.*	124	9,474
General Dynamics Corp.	1,935	144,196
Goodrich Corp.	356	33,998
HEICO Corp.(a)	57	3,120
Hexcel Corp.*	585	12,806
Honeywell International, Inc.	1,863	111,016
Huntington Ingalls Industries, Inc.*(a)	275	9,487
ITT Corp.	612	36,065
L-3 Communications Holdings, Inc.	751	65,675
Lockheed Martin Corp.(a)	1,983	160,563
Moog, Inc. Class A*	167	7,268
National Presto Industries, Inc.	83	8,424
Northrop Grumman Corp.	1,655	114,774
Orbital Sciences Corp.*(a)	207	3,488
Precision Castparts Corp.	371	61,085
Raytheon Co.	2,202	109,770
Rockwell Collins, Inc.	474	29,241
Spirit Aerosystems Holdings, Inc. Class A*	624	13,728
Teledyne Technologies, Inc.*	124	6,245
TransDigm Group, Inc.*	94	8,572
Triumph Group, Inc.	106	10,555
United Technologies Corp.	2,910	257,564

Total Aerospace & Defense		1,461,158

Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc.*	152	9,045
C.H. Robinson Worldwide, Inc.	266	20,971
Expeditors International of Washington, Inc.	320	16,381
FedEx Corp.	493	46,761
Forward Air Corp.	101	3,413
HUB Group, Inc. Class A*	127	4,783
United Parcel Service, Inc. Class B	2,247	163,874

Total Air Freight & Logistics		265,228

Airlines - 0.3%
Alaska Air Group, Inc.*(a)	179	12,254
Allegiant Travel Co.*	173	8,563
Delta Air Lines, Inc.*	2,999	27,501
Hawaiian Holdings, Inc.*	1,128	6,430
JetBlue Airways Corp.*(a)	979	5,972
Republic Airways Holdings, Inc.*	414	2,260
Skywest, Inc.(a)	312	4,699
Southwest Airlines Co.	1,955	22,326
United Continental Holdings, Inc.*(a)	763	17,267
US Airways Group, Inc.*	2,063	18,381

Total Airlines		125,653

Auto Components - 0.5%
American Axle & Manufacturing Holdings, Inc.*	658	7,488
BorgWarner, Inc.*(a)	208	16,804
Cooper Tire & Rubber Co.	272	5,383
Federal-Mogul Corp.*	431	9,840
Gentex Corp.	176	5,320
Goodyear Tire & Rubber Co. (The)*	524	8,788
Johnson Controls, Inc.	2,062	85,903
Lear Corp.	922	49,309
TRW Automotive Holdings Corp.*(a)	804	47,460

Total Auto Components		236,295

Automobiles - 0.7%
Ford Motor Co.*(a)	22,747	313,681
Harley-Davidson, Inc.	290	11,882
Thor Industries, Inc.(a)	192	5,537

Total Automobiles		331,100

Beverages - 1.9%
Brown-Forman Corp. Class B	342	25,544
Coca-Cola Bottling Co. Consolidated	149	10,081
Coca-Cola Co. (The)	6,567	441,893
Coca-Cola Enterprises, Inc.	671	19,580
Constellation Brands, Inc. Class A*	502	10,452
Dr. Pepper Snapple Group, Inc.	803	33,670
Hansen Natural Corp.*	247	19,995
Molson Coors Brewing Co. Class B	768	34,360
PepsiCo, Inc.	4,829	340,106

Total Beverages		935,681

Biotechnology - 1.5%
Alexion Pharmaceuticals, Inc.*	435	20,458
Amgen, Inc.*	4,579	267,185
Ariad Pharmaceuticals, Inc.*(a)	1,447	16,395
Biogen Idec, Inc.*	909	97,190
BioMarin Pharmaceutical, Inc.*	455	12,381
Celgene Corp.*	901	54,348
Cephalon, Inc.*	341	27,246
Cubist Pharmaceuticals, Inc.*	267	9,609
Emergent Biosolutions, Inc.*	131	2,954
Gilead Sciences, Inc.*	4,634	191,894
Myriad Genetics, Inc.*(a)	465	10,560
PDL BioPharma, Inc.	2,615	15,350

Total Biotechnology		725,570

Building Products - 0.2%
A.O. Smith Corp.	221	9,348
Ameron International Corp.(a)	57	3,744
Apogee Enterprises, Inc.	310	3,971
Owens Corning*	1,905	71,152
Simpson Manufacturing Co., Inc.	126	3,764

Total Building Products		91,979

Capital Markets - 3.0%
American Capital Ltd.*	5,421	53,831
Ameriprise Financial, Inc.	1,090	62,871
Ares Capital Corp.	2,049	32,928
Artio Global Investors, Inc. Class A(a)	643	7,266
Bank of New York Mellon Corp. (The)	4,920	126,050
BlackRock Kelso Capital Corp.(a)	487	4,368
BlackRock, Inc.	498	95,521
Charles Schwab Corp. (The)	2,077	34,167
Eaton Vance Corp.(a)	397	12,001
Federated Investors, Inc. Class B(a)	439	10,466
Financial Engines, Inc.*	308	7,983
Franklin Resources, Inc.	705	92,560
GAMCO Investors, Inc. Class A(a)	121	5,601
GFI Group, Inc.(a)	1,151	5,283
Gleacher & Co., Inc.*	1,649	3,364
Goldman Sachs Group, Inc. (The)	3,723	495,494
Greenhill & Co., Inc.(a)	66	3,552
Investment Technology Group, Inc.*	228	3,197
Janus Capital Group, Inc.	690	6,514
Jefferies Group, Inc.	453	9,241
Knight Capital Group, Inc. Class A*	667	7,350
Legg Mason, Inc.	366	11,990

See Notes to Schedule of Investments.

114    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2011

Investments	Shares	Fair Value
Morgan Stanley	5,315	$122,298
Northern Trust Corp.	727	33,413
optionsXpress Holdings, Inc.(a)	340	5,671
Prospect Capital Corp.(a)	278	2,811
Raymond James Financial, Inc.	500	16,075
SEI Investments Co.	474	10,670
Solar Capital Ltd.	364	8,987
State Street Corp.	2,433	109,704
T. Rowe Price Group, Inc.	568	34,273
TD Ameritrade Holding Corp.	1,782	34,767
Waddell & Reed Financial, Inc. Class A	144	5,234

Total Capital Markets		1,475,501

Chemicals - 2.1%
Air Products & Chemicals, Inc.	633	60,502
Airgas, Inc.	193	13,518
Albemarle Corp.(a)	247	17,092
Arch Chemicals, Inc.	128	4,408
Ashland, Inc.	282	18,223
Balchem Corp.	79	3,459
Cabot Corp.	205	8,173
Celanese Corp. Series A	438	23,350
CF Industries Holdings, Inc.	86	12,184
Cytec Industries, Inc.	102	5,833
Dow Chemical Co. (The)	2,385	85,860
E.I. Du Pont de Nemours & Co.	3,000	162,150
Eastman Chemical Co.	260	26,538
Ecolab, Inc.	582	32,813
FMC Corp.	248	21,333
H.B. Fuller Co.	289	7,057
Innophos Holdings, Inc.	51	2,489
Innospec, Inc.*	160	5,378
International Flavors & Fragrances, Inc.	288	18,501
Intrepid Potash, Inc.*(a)	42	1,365
Koppers Holdings, Inc.	170	6,448
Kraton Performance Polymers, Inc.*	307	12,025
Lubrizol Corp.	370	49,680
Monsanto Co.	961	69,711
Mosaic Co. (The)	843	57,096
Nalco Holding Co.	296	8,232
NewMarket Corp.(a)	119	20,315
Olin Corp.(a)	392	8,883
PPG Industries, Inc.	515	46,757
Praxair, Inc.(a)	841	91,156
Rockwood Holdings, Inc.*	188	10,395
RPM International, Inc.	708	16,298
Scotts Miracle-Gro Co. (The) Class A	288	14,777
Sensient Technologies Corp.(a)	172	6,376
Sherwin-Williams Co. (The)	323	27,090
Sigma-Aldrich Corp.	326	23,922
Stepan Co.(a)	127	9,004
Valspar Corp.	330	11,900
W.R. Grace & Co.*	339	15,469
Westlake Chemical Corp.	197	10,224

Total Chemicals		1,045,984

Commercial Banks - 2.6%
Bancfirst Corp.(a)	65	2,509
BancorpSouth, Inc.	293	3,636
Bank of Hawaii Corp.(a)	193	8,978
Bank of the Ozarks, Inc.	101	5,258
BB&T Corp.(a)	1,745	46,836
BOK Financial Corp.	353	19,334
Camden National Corp.	255	8,367
CIT Group, Inc.*	4,643	205,499
City National Corp.	144	7,812
Commerce Bancshares, Inc.	420	18,060
Community Bank System, Inc.(a)	145	3,595
Community Trust Bancorp, Inc.	93	2,578
Cullen/Frost Bankers, Inc.(a)	186	10,574
CVB Financial Corp.(a)	377	3,487
First Citizens BancShares, Inc. Class A	38	7,114
First Financial Bancorp	216	3,605
First Financial Bankshares, Inc.(a)	117	4,031
FirstMerit Corp.(a)	294	4,854
FNB Corp.(a)	329	3,405
Fulton Financial Corp.(a)	647	6,929
Glacier Bancorp, Inc.(a)	225	3,033
Hancock Holding Co.	104	3,222
Iberiabank Corp.(a)	105	6,052
International Bancshares Corp.	400	6,692
M&T Bank Corp.	412	36,235
NBT Bancorp, Inc.	140	3,098
Old National Bancorp	272	2,938
Park National Corp.(a)	63	4,149
PNC Financial Services Group, Inc.(a)	2,012	119,935
Prosperity Bancshares, Inc.(a)	152	6,661
Republic Bancorp, Inc. Class A	434	8,637
S&T Bancorp, Inc.(a)	107	1,989
Simmons First National Corp. Class A(a)	311	7,980
Susquehanna Bancshares, Inc.	290	2,320
SVB Financial Group*	188	11,226
TCF Financial Corp.	579	7,990
Tompkins Financial Corp.(a)	221	8,672
Trustmark Corp.(a)	226	5,291
U.S. Bancorp	6,363	162,320
UMB Financial Corp.	106	4,439
United Bankshares, Inc.(a)	146	3,574
Valley National Bancorp(a)	347	4,723
Wells Fargo & Co.	16,884	473,765
Westamerica Bancorp.	83	4,088

Total Commercial Banks		1,275,490

Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	190	4,435
Avery Dennison Corp.	318	12,284
Brink’s Co. (The)(a)	354	10,560
Cintas Corp.	502	16,581
Clean Harbors, Inc.*	66	6,815
Consolidated Graphics, Inc.*	152	8,352
Copart, Inc.*(a)	249	11,603
Corrections Corp. of America*	383	8,292
Covanta Holding Corp.	320	5,277
Deluxe Corp.	398	9,835
Ennis, Inc.	565	9,831
Geo Group, Inc. (The)*	126	2,902
Herman Miller, Inc.	60	1,633
HNI Corp.	253	6,355
Iron Mountain, Inc.	590	20,113
Knoll, Inc.	461	9,252
M&F Worldwide Corp.*	212	5,478
McGrath Rentcorp(a)	68	1,909
Mine Safety Appliances Co.	140	5,228
Pitney Bowes, Inc.(a)	1,020	23,450
Republic Services, Inc.	751	23,168
Rollins, Inc.	370	7,541
Stericycle, Inc.*	142	12,655
SYKES Enterprises, Inc.*	224	4,823
Tetra Tech, Inc.*	168	3,780
UniFirst Corp.	111	6,237
United Stationers, Inc.	298	10,558
Waste Connections, Inc.(a)	275	8,726

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    115

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2011

Investments	Shares	Fair Value
Waste Management, Inc.	1,464	$54,563

Total Commercial Services & Supplies		312,236

Communications Equipment - 1.4%
ADTRAN, Inc.	299	11,574
Arris Group, Inc.*	459	5,329
Black Box Corp.	103	3,221
Brocade Communications Systems, Inc.*	902	5,827
Cisco Systems, Inc.	22,589	352,614
Comtech Telecommunications Corp.	99	2,776
F5 Networks, Inc.*	69	7,607
Harris Corp.(a)	688	31,001
InterDigital, Inc.	242	9,886
Juniper Networks, Inc.*	755	23,782
Loral Space & Communications, Inc.*	123	8,545
Plantronics, Inc.	159	5,808
Polycom, Inc.*	74	4,758
QUALCOMM, Inc.	3,525	200,185
Tekelec*	266	2,429
Tellabs, Inc.	1,529	7,049

Total Communications Equipment		682,391

Computers & Peripherals - 3.6%
Apple, Inc.*	2,480	832,461
Dell, Inc.*	9,062	151,063
Diebold, Inc.	204	6,326
EMC Corp.*	4,263	117,446
Hewlett-Packard Co.	12,031	437,928
Lexmark International, Inc. Class A*	534	15,625
NCR Corp.*	563	10,635
NetApp, Inc.*(a)	651	34,360
QLogic Corp.*	478	7,610
SanDisk Corp.*	1,328	55,112
Synaptics, Inc.*(a)	309	7,954
Western Digital Corp.*	2,223	80,873

Total Computers & Peripherals		1,757,393

Construction & Engineering - 0.3%
Aecom Technology Corp.*	542	14,819
EMCOR Group, Inc.*	74	2,169
Fluor Corp.	414	26,769
Jacobs Engineering Group, Inc.*	373	16,132
KBR, Inc.	703	26,496
MasTec, Inc.*	360	7,099
Quanta Services, Inc.*	756	15,271
Tutor Perini Corp.	304	5,831
URS Corp.*	415	18,567

Total Construction & Engineering		133,153

Construction Materials - 0.0%
Martin Marietta Materials, Inc.(a)	83	6,638

Consumer Finance - 1.1%
Advance America, Cash Advance Centers, Inc.	1,378	9,494
American Express Co.	3,759	194,340
Capital One Financial Corp.	3,729	192,677
Cash America International, Inc.(a)	161	9,317
Credit Acceptance Corp.*	229	19,344
Discover Financial Services	1,087	29,077
Dollar Financial Corp.*	434	9,396
Ezcorp, Inc. Class A*	187	6,653
First Cash Financial Services, Inc.*	89	3,737
Nelnet, Inc. Class A	476	10,501
SLM Corp.	3,742	62,903
World Acceptance Corp.*(a)	145	9,508

Total Consumer Finance		556,947

Containers & Packaging - 0.4%
Aptargroup, Inc.	187	9,788
Ball Corp.	922	35,460
Bemis Co., Inc.	271	9,154
Boise, Inc.	1,591	12,394
Crown Holdings, Inc.*	612	23,758
Greif, Inc. Class A	229	14,892
Owens-Illinois, Inc.*	289	7,459
Packaging Corp. of America	457	12,792
Rock-Tenn Co. Class A	298	19,769
Sealed Air Corp.	881	20,959
Silgan Holdings, Inc.	227	9,300
Sonoco Products Co.	230	8,174
Temple-Inland, Inc.	503	14,959

Total Containers & Packaging		198,858

Distributors - 0.1%
Core-Mark Holding Co., Inc.*	65	2,321
Genuine Parts Co.(a)	485	26,384
LKQ Corp.*	480	12,523
Pool Corp.	209	6,230

Total Distributors		47,458

Diversified Consumer Services - 0.5%
Apollo Group, Inc. Class A*	1,225	53,508
Bridgepoint Education, Inc.*(a)	389	9,725
Career Education Corp.*(a)	736	15,567
Corinthian Colleges, Inc.*(a)	2,828	12,047
DeVry, Inc.	268	15,847
Education Management Corp.*(a)	826	19,775
H&R Block, Inc.(a)	1,886	30,252
Hillenbrand, Inc.	422	9,980
ITT Educational Services, Inc.*(a)	343	26,836
Lincoln Educational Services Corp.	405	6,946
Matthews International Corp. Class A	102	4,095
Pre-Paid Legal Services, Inc.*(a)	80	5,319
Regis Corp.	294	4,504
Service Corp. International	1,924	22,472
Sotheby’s(a)	151	6,569
Strayer Education, Inc.	21	2,654
Weight Watchers International, Inc.	243	18,339

Total Diversified Consumer Services		264,435

Diversified Financial Services - 2.5%
Bank of America Corp.	12,113	132,759
CBOE Holdings, Inc.(a)	353	8,684
Citigroup, Inc.	896	37,309
CME Group, Inc.	183	53,361
Interactive Brokers Group, Inc. Class A	474	7,418
IntercontinentalExchange, Inc.*(a)	232	28,933
JPMorgan Chase & Co.	20,237	828,503
Leucadia National Corp.	333	11,355
Moody’s Corp.(a)	1,192	45,713
MSCI, Inc. Class A*	117	4,409
NASDAQ OMX Group, Inc. (The)*	1,154	29,196
NYSE Euronext	1,171	40,130
Portfolio Recovery Associates, Inc.*(a)	52	4,409

Total Diversified Financial Services		1,232,179

Diversified Telecommunication Services - 2.9%
AboveNet, Inc.	272	19,165
AT&T, Inc.	38,308	1,203,254
CenturyLink, Inc.	1,337	54,055
Cincinnati Bell, Inc.*	941	3,124
Frontier Communications Corp.	652	5,262
tw telecom, inc.*	871	17,882

See Notes to Schedule of Investments.

116    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2011

Investments	Shares	Fair Value
Verizon Communications, Inc.	3,001	$111,727
Windstream Corp.(a)	1,227	15,902

Total Diversified Telecommunication Services		1,430,371

Electric Utilities - 2.2%
ALLETE, Inc.	144	5,910
American Electric Power Co., Inc.	2,149	80,974
Cleco Corp.	449	15,648
DPL, Inc.	663	19,996
Duke Energy Corp.	5,107	96,165
Edison International	1,935	74,981
El Paso Electric Co.	169	5,459
Entergy Corp.	1,064	72,650
Exelon Corp.	3,703	158,637
FirstEnergy Corp.	1,865	82,340
Great Plains Energy, Inc.(a)	775	16,066
Hawaiian Electric Industries, Inc.	268	6,448
IDACORP, Inc.	167	6,596
ITC Holdings Corp.	121	8,684
MGE Energy, Inc.(a)	105	4,256
NextEra Energy, Inc.	2,136	122,735
Northeast Utilities	813	28,593
NV Energy, Inc.	831	12,756
Pepco Holdings, Inc.(a)	669	13,132
Pinnacle West Capital Corp.	359	16,004
Portland General Electric Co.(a)	230	5,814
PPL Corp.(a)	1,657	46,114
Progress Energy, Inc.	1,132	54,347
Southern Co.	2,975	120,130
UIL Holdings Corp.	107	3,461
Unisource Energy Corp.	266	9,930
Westar Energy, Inc.(a)	383	10,307

Total Electric Utilities		1,098,133

Electrical Equipment - 0.5%
Acuity Brands, Inc.(a)	58	3,235
AMETEK, Inc.	510	22,899
AZZ, Inc.	41	1,878
Brady Corp. Class A	257	8,239
Emerson Electric Co.	1,850	104,062
EnerSys*	306	10,533
General Cable Corp.*(a)	37	1,575
GrafTech International Ltd.*	328	6,649
Hubbell, Inc. Class B	273	17,731
II-VI, Inc.*	368	9,421
Powell Industries, Inc.*	249	9,089
Regal-Beloit Corp.	172	11,484
Rockwell Automation, Inc.	229	19,868
Roper Industries, Inc.	271	22,574
Thomas & Betts Corp.*	90	4,847
Woodward, Inc.	267	9,308

Total Electrical Equipment		263,392

Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp. Class A	547	29,533
Anixter International, Inc.	100	6,534
Arrow Electronics, Inc.*(a)	660	27,390
Avnet, Inc.*	709	22,603
AVX Corp.	774	11,796
Benchmark Electronics, Inc.*(a)	337	5,561
Checkpoint Systems, Inc.*	299	5,346
Corning, Inc.	9,866	179,068
Dolby Laboratories, Inc. Class A*	240	10,190
FLIR Systems, Inc.(a)	626	21,102
Ingram Micro, Inc. Class A*	875	15,873
Insight Enterprises, Inc.*	434	7,686
Jabil Circuit, Inc.	645	13,029
Molex, Inc.(a)	418	10,772
MTS Systems Corp.	123	5,145
Multi-Fineline Electronix, Inc.*	298	6,440
National Instruments Corp.	344	10,213
Plexus Corp.*(a)	256	8,911
Power-One, Inc.*(a)	672	5,443
Rofin-Sinar Technologies, Inc.*	168	5,737
Sanmina-SCI Corp.*	563	5,816
Scansource, Inc.*	186	6,971
SYNNEX Corp.*(a)	209	6,625
Tech Data Corp.*	294	14,374
Trimble Navigation Ltd.*	107	4,242
Vishay Intertechnology, Inc.*(a)	930	13,987

Total Electronic Equipment, Instruments & Components		460,387

Energy Equipment & Services - 1.1%
Atwood Oceanics, Inc.*	382	16,858
Baker Hughes, Inc.	572	41,504
Bristow Group, Inc.	152	7,755
Cameron International Corp.*	577	29,017
CARBO Ceramics, Inc.(a)	101	16,458
Diamond Offshore Drilling, Inc.(a)	856	60,271
Dresser-Rand Group, Inc.*(a)	174	9,352
Dril-Quip, Inc.*	121	8,207
FMC Technologies, Inc.*	482	21,589
Gulfmark Offshore, Inc. Class A*	206	9,103
Halliburton Co.	2,001	102,051
Helmerich & Payne, Inc.(a)	324	21,423
Hornbeck Offshore Services, Inc.*(a)	275	7,563
Lufkin Industries, Inc.	31	2,668
National Oilwell Varco, Inc.	1,466	114,656
Oceaneering International, Inc.	382	15,471
Oil States International, Inc.*(a)	142	11,347
Patterson-UTI Energy, Inc.	418	13,213
Rowan Cos., Inc.*	477	18,512
RPC, Inc.(a)	266	6,528
SEACOR Holdings, Inc.	117	11,695
Tidewater, Inc.	175	9,417
Unit Corp.*	164	9,993
Willbros Group, Inc.*(a)	504	4,304

Total Energy Equipment & Services		568,955

Food & Staples Retailing - 3.0%
BJ’s Wholesale Club, Inc.*	182	9,164
Casey’s General Stores, Inc.(a)	194	8,536
Costco Wholesale Corp.	1,031	83,758
CVS Caremark Corp.	5,845	219,655
Ingles Markets, Inc. Class A	184	3,045
Kroger Co. (The)	2,578	63,934
Pantry, Inc. (The)*	64	1,203
Pricesmart, Inc.(a)	72	3,689
Ruddick Corp.	162	7,054
Safeway, Inc.	1,575	36,808
Spartan Stores, Inc.	79	1,543
Sysco Corp.(a)	2,144	66,850
United Natural Foods, Inc.*	145	6,187
Walgreen Co.	3,227	137,018
Wal-Mart Stores, Inc.	15,792	839,187
Whole Foods Market, Inc.	276	17,512

Total Food & Staples Retailing		1,505,143

Food Products - 1.9%
Archer-Daniels-Midland Co.	3,235	97,535
Cal-Maine Foods, Inc.(a)	248	7,926
Campbell Soup Co.(a)	1,198	41,391

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    117

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2011

Investments	Shares	Fair Value
Chiquita Brands International, Inc.*	215	$2,799
ConAgra Foods, Inc.	1,575	40,651
Corn Products International, Inc.	197	10,890
Darling International, Inc.*	709	12,549
Dean Foods Co.*	1,049	12,871
Flowers Foods, Inc.	340	7,494
General Mills, Inc.	2,160	80,395
Green Mountain Coffee Roasters, Inc.*(a)	149	13,300
H.J. Heinz Co.(a)	983	52,374
Hershey Co. (The)	778	44,229
Hormel Foods Corp.	808	24,087
J.M. Smucker Co. (The)	495	37,838
Kellogg Co.	1,294	71,584
Kraft Foods, Inc. Class A	4,662	164,242
Lancaster Colony Corp.(a)	109	6,629
McCormick & Co., Inc.	406	20,125
Mead Johnson Nutrition Co.	383	25,872
Pilgrim’s Pride Corp.*(a)	996	5,388
Ralcorp Holdings, Inc.*	313	27,100
Sanderson Farms, Inc.	150	7,167
Sara Lee Corp.	1,781	33,821
Seneca Foods Corp. Class A*(a)	356	9,107
TreeHouse Foods, Inc.*	198	10,813
Tyson Foods, Inc. Class A	2,540	49,327

Total Food Products		917,504

Gas Utilities - 0.3%
AGL Resources, Inc.(a)	499	20,314
Atmos Energy Corp.	351	11,671
Laclede Group, Inc. (The)	82	3,102
National Fuel Gas Co.	149	10,847
New Jersey Resources Corp.(a)	165	7,361
Nicor, Inc.	166	9,087
Northwest Natural Gas Co.(a)	90	4,062
Oneok, Inc.	480	35,525
Piedmont Natural Gas Co., Inc.(a)	205	6,203
Questar Corp.	748	13,247
South Jersey Industries, Inc.	122	6,626
Southwest Gas Corp.(a)	161	6,216
UGI Corp.	408	13,011
WGL Holdings, Inc.(a)	173	6,659

Total Gas Utilities		153,931

Health Care Equipment & Supplies - 1.6%
Align Technology, Inc.*	463	10,556
Baxter International, Inc.	1,738	103,741
Becton Dickinson and Co.	786	67,730
Boston Scientific Corp.*(a)	4,009	27,702
C.R. Bard, Inc.	301	33,068
CareFusion Corp.*	263	7,146
Conmed Corp.*	126	3,588
Cooper Cos., Inc. (The)	215	17,037
Cyberonics, Inc.*	91	2,543
DENTSPLY International, Inc.(a)	629	23,952
Edwards Lifesciences Corp.*	138	12,031
Gen-Probe, Inc.*	110	7,606
Greatbatch, Inc.*	105	2,816
Haemonetics Corp.*	61	3,927
Hill-Rom Holdings, Inc.(a)	190	8,748
IDEXX Laboratories, Inc.*(a)	164	12,720
Immucor, Inc.*	167	3,410
Intuitive Surgical, Inc.*	73	27,164
Kinetic Concepts, Inc.*	373	21,496
Medtronic, Inc.	4,367	168,260
ResMed, Inc.*(a)	317	9,811
St. Jude Medical, Inc.	1,148	54,737
STERIS Corp.	209	7,311
Stryker Corp.(a)	1,305	76,590
Teleflex, Inc.	228	13,922
Varian Medical Systems, Inc.*	302	21,146
West Pharmaceutical Services, Inc.	102	4,464
Zimmer Holdings, Inc.*	879	55,553

Total Health Care Equipment & Supplies		808,775

Health Care Providers & Services - 3.5%
Aetna, Inc.	2,631	116,001
Amedisys, Inc.*	292	7,776
AMERIGROUP Corp.*(a)	413	29,104
AmerisourceBergen Corp.	1,081	44,753
Amsurg Corp.*	141	3,684
Cardinal Health, Inc.	1,233	56,003
Catalyst Health Solutions, Inc.*	151	8,429
Centene Corp.*	227	8,065
Chemed Corp.	103	6,749
CIGNA Corp.	1,791	92,111
Community Health Systems, Inc.*	557	14,304
Coventry Health Care, Inc.*	1,257	45,843
DaVita, Inc.*	351	30,400
Ensign Group, Inc. (The)(a)	135	4,103
Express Scripts, Inc.*	1,179	63,642
Five Star Quality Care, Inc.*	1,441	8,372
Gentiva Health Services, Inc.*	162	3,374
Hanger Orthopedic Group, Inc.*	130	3,181
Health Management Associates, Inc. Class A*	1,694	18,261
Health Net, Inc.*	421	13,510
Healthsouth Corp.*	438	11,498
Healthspring, Inc.*	374	17,245
Healthways, Inc.*	275	4,175
Henry Schein, Inc.*	291	20,833
Humana, Inc.	1,275	102,689
Kindred Healthcare, Inc.*(a)	245	5,260
Laboratory Corp. of America Holdings*	372	36,006
Landauer, Inc.	23	1,417
LHC Group, Inc.*	236	5,442
LifePoint Hospitals, Inc.*	287	11,216
Lincare Holdings, Inc.	501	14,664
Magellan Health Services, Inc.*	131	7,171
McKesson Corp.	988	82,646
Medco Health Solutions, Inc.*	1,276	72,120
Mednax, Inc.*	186	13,427
Molina Healthcare, Inc.*	286	7,756
National Healthcare Corp.	42	2,082
Omnicare, Inc.(a)	427	13,617
Owens & Minor, Inc.	192	6,622
Patterson Cos., Inc.(a)	436	14,340
PSS World Medical, Inc.*(a)	170	4,762
Quest Diagnostics, Inc.	879	51,949
Select Medical Holdings Corp.*	1,392	12,347
Triple-S Management Corp. Class B*(a)	503	10,930
UnitedHealth Group, Inc.	7,211	371,943
Universal American Corp.	611	6,690
Universal Health Services, Inc. Class B	330	17,005
VCA Antech, Inc.*	289	6,127
WellPoint, Inc.	2,652	208,898

Total Health Care Providers & Services		1,718,542

Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc.*	278	5,399
Cerner Corp.*	368	22,488

Total Health Care Technology		27,887

See Notes to Schedule of Investments.

118    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2011

Investments	Shares	Fair Value
Hotels, Restaurants & Leisure - 1.3%
Ameristar Casinos, Inc.	360	$8,536
Bally Technologies, Inc.*	232	9,438
Bob Evans Farms, Inc.	152	5,315
Brinker International, Inc.	587	14,358
CEC Entertainment, Inc.	130	5,214
Cheesecake Factory, Inc. (The)*	108	3,388
Chipotle Mexican Grill, Inc.*	40	12,328
Choice Hotels International, Inc.(a)	169	5,638
Cracker Barrel Old Country Store, Inc.	145	7,150
Darden Restaurants, Inc.(a)	473	23,536
Domino’s Pizza, Inc.*	604	15,245
Einstein Noah Restaurant Group, Inc.	400	5,988
International Game Technology	647	11,374
International Speedway Corp. Class A	186	5,284
Interval Leisure Group, Inc.*	190	2,601
Jack In The Box, Inc.*(a)	219	4,989
Life Time Fitness, Inc.*(a)	116	4,629
Marriott International, Inc. Class A(a)	557	19,768
McDonald’s Corp.	3,557	299,926
Panera Bread Co. Class A*	62	7,791
Papa John’s International, Inc.*	350	11,641
Sonic Corp.*	247	2,626
Speedway Motorsports, Inc.	105	1,489
Starbucks Corp.	1,675	66,146
Texas Roadhouse, Inc.	183	3,209
Vail Resorts, Inc.	30	1,387
WMS Industries, Inc.*	131	4,024
Wyndham Worldwide Corp.	731	24,598
Yum! Brands, Inc.	1,276	70,486

Total Hotels, Restaurants & Leisure		658,102

Household Durables - 0.4%
American Greetings Corp. Class A	477	11,467
Blyth, Inc.	107	5,387
D.R. Horton, Inc.	1,329	15,310
Fortune Brands, Inc.	382	24,360
Jarden Corp.	120	4,141
Leggett & Platt, Inc.	383	9,338
Lennar Corp. Class A	360	6,534
MDC Holdings, Inc.(a)	351	8,649
Mohawk Industries, Inc.*	148	8,878
Newell Rubbermaid, Inc.	1,193	18,826
NVR, Inc.*	24	17,412
Tempur-Pedic International, Inc.*(a)	204	13,835
Tupperware Brands Corp.	150	10,117
Whirlpool Corp.	380	30,902

Total Household Durables		185,156

Household Products - 1.8%
Central Garden and Pet Co. Class A*(a)	818	8,303
Church & Dwight Co., Inc.(a)	621	25,175
Clorox Co.	513	34,597
Colgate-Palmolive Co.	1,533	134,000
Energizer Holdings, Inc.*	287	20,767
Kimberly-Clark Corp.(a)	1,717	114,283
Procter & Gamble Co. (The)	9,011	572,829
WD-40 Co.	50	1,952

Total Household Products		911,906

Independent Power Producers & Energy Traders - 0.2%
AES Corp. (The)*	2,933	37,366
NRG Energy, Inc.*	1,546	38,001
Ormat Technologies, Inc.(a)	104	2,289

Total Independent Power Producers & Energy Traders		77,656

Industrial Conglomerates - 2.1%
3M Co.	2,540	240,919
Carlisle Cos., Inc.	108	5,317
Danaher Corp.	1,929	102,217
General Electric Co.	34,837	657,026
Seaboard Corp.	5	12,090

Total Industrial Conglomerates		1,017,569

Insurance - 5.0%
Alleghany Corp.*	40	13,324
Allstate Corp. (The)	3,156	96,353
American Family Life Assurance Co., Inc.	2,651	123,749
American Financial Group, Inc.	787	28,088
American National Insurance Co.	87	6,743
AMERISAFE, Inc.*	148	3,348
Amtrust Financial Services, Inc.(a)	590	13,440
AON Corp.	750	38,475
Arthur J. Gallagher & Co.	248	7,078
Assurant, Inc.	814	29,524
Berkshire Hathaway, Inc. Class B*	7,022	543,433
Brown & Brown, Inc.(a)	388	9,956
Chubb Corp.	1,886	118,082
Cincinnati Financial Corp.(a)	415	12,110
CNA Financial Corp.	860	24,983
CNO Financial Group, Inc.*	1,504	11,897
Delphi Financial Group, Inc. Class A	367	10,720
Employers Holdings, Inc.	339	5,685
Erie Indemnity Co. Class A	184	13,012
FBL Financial Group, Inc. Class A(a)	440	14,146
Fidelity National Financial, Inc. Class A(a)	1,233	19,407
First American Financial Corp.	557	8,717
FPIC Insurance Group, Inc.*	95	3,960
Genworth Financial, Inc. Class A*	2,016	20,724
Hanover Insurance Group, Inc. (The)	157	5,920
Harleysville Group, Inc.	147	4,582
Hartford Financial Services Group, Inc.(a)	3,593	94,747
HCC Insurance Holdings, Inc.	619	19,499
Horace Mann Educators Corp.	250	3,903
Infinity Property & Casualty Corp.	74	4,045
Lincoln National Corp.(a)	1,684	47,977
Loews Corp.	1,661	69,911
Markel Corp.*	31	12,301
Marsh & McLennan Cos., Inc.	979	30,535
Mercury General Corp.	168	6,634
MetLife, Inc.	3,717	163,065
National Western Life Insurance Co. Class A	47	7,495
Navigators Group, Inc. (The)*	49	2,303
Primerica, Inc.	771	16,939
Principal Financial Group, Inc.	1,426	43,379
ProAssurance Corp.*	222	15,540
Progressive Corp. (The)	2,807	60,014
Protective Life Corp.	484	11,195
Prudential Financial, Inc.	4,025	255,950
Reinsurance Group of America, Inc.	434	26,413
RLI Corp.(a)	233	14,427
Safety Insurance Group, Inc.	99	4,162
Selective Insurance Group, Inc.	129	2,099
StanCorp Financial Group, Inc.(a)	279	11,771
Symetra Financial Corp.	749	10,059
Torchmark Corp.	459	29,440
Tower Group, Inc.(a)	151	3,597
Transatlantic Holdings, Inc.	411	20,143
Travelers Cos., Inc. (The)	3,378	197,208
Unitrin, Inc.	381	11,304

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    119

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2011

Investments	Shares	Fair Value
Universal Insurance Holdings, Inc.	1,149	$5,366
Unum Group	2,113	53,839
W.R. Berkley Corp.	1,063	34,484

Total Insurance		2,477,200

Internet & Catalog Retail - 0.3%
Amazon.com, Inc.*	359	73,412
Expedia, Inc.	982	28,468
HSN, Inc.*	103	3,391
NetFlix, Inc.*	44	11,558
priceline.com, Inc.*(a)	66	33,788

Total Internet & Catalog Retail		150,617

Internet Software & Services - 1.2%
Akamai Technologies, Inc.*	180	5,665
Digital River, Inc.*	161	5,178
Earthlink, Inc.	2,052	15,790
eBay, Inc.*	2,834	91,453
Equinix, Inc.*	20	2,020
Google, Inc. Class A*	768	388,900
j2 Global Communications, Inc.*(a)	142	4,009
ValueClick, Inc.*(a)	421	6,989
VeriSign, Inc.*	246	8,231
Yahoo!, Inc.*	3,062	46,052

Total Internet Software & Services		574,287

IT Services - 3.5%
Acxiom Corp.*	165	2,163
Alliance Data Systems Corp.*	224	21,072
Automatic Data Processing, Inc.	1,402	73,857
Broadridge Financial Solutions, Inc.	634	15,260
CACI International, Inc. Class A*(a)	106	6,686
Cognizant Technology Solutions Corp. Class A*	546	40,044
Computer Sciences Corp.(a)	828	31,431
Convergys Corp.*	573	7,816
CoreLogic, Inc.*	130	2,172
CSG Systems International, Inc.*	209	3,862
DST Systems, Inc.	444	23,443
Euronet Worldwide, Inc.*	250	3,853
Fidelity National Information Services, Inc.	729	22,446
Fiserv, Inc.*	487	30,501
Gartner, Inc.*(a)	310	12,490
Global Payments, Inc.	236	12,036
International Business Machines Corp.	4,945	848,315
Jack Henry & Associates, Inc.	268	8,043
Lender Processing Services, Inc.	446	9,326
Mantech International Corp. Class A	99	4,398
Mastercard, Inc. Class A	400	120,536
MAXIMUS, Inc.	99	8,190
NeuStar, Inc. Class A*	253	6,629
Paychex, Inc.	919	28,232
SAIC, Inc.*	1,885	31,706
Sapient Corp.*(a)	450	6,763
SRA International, Inc. Class A*	224	6,926
Syntel, Inc.	170	10,050
TeleTech Holdings, Inc.*	362	7,631
Teradata Corp.*	393	23,659
Total System Services, Inc.	1,171	21,757
Unisys Corp.*	365	9,380
Visa, Inc. Class A	2,220	187,057
Western Union Co. (The)	2,706	54,201
Wright Express Corp.*	99	5,155

Total IT Services		1,707,086

Leisure Equipment & Products - 0.1%
Hasbro, Inc.	485	21,306
Mattel, Inc.	1,336	36,726
Polaris Industries, Inc.	93	10,339

Total Leisure Equipment & Products		68,371

Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.*	762	38,946
Bio-Rad Laboratories, Inc. Class A*	62	7,400
Bruker Corp.*	654	13,315
Charles River Laboratories International, Inc.*	267	10,854
Covance, Inc.*(a)	168	9,974
Illumina, Inc.*	142	10,671
Life Technologies Corp.*	338	17,600
Parexel International Corp.*(a)	315	7,421
PerkinElmer, Inc.	419	11,275
Pharmaceutical Product Development, Inc.	244	6,549
Techne Corp.	185	15,424
Thermo Fisher Scientific, Inc.*	1,015	65,356
Waters Corp.*	254	24,318

Total Life Sciences Tools & Services		239,103

Machinery - 1.9%
Actuant Corp. Class A	330	8,854
AGCO Corp.*	194	9,576
Astec Industries, Inc.*	110	4,068
Barnes Group, Inc.(a)	371	9,205
Bucyrus International, Inc.	168	15,399
Caterpillar, Inc.	1,287	137,014
Chart Industries, Inc.*	30	1,619
CLARCOR, Inc.	145	6,856
Crane Co.	149	7,362
Cummins, Inc.	469	48,537
Deere & Co.	1,246	102,733
Donaldson Co., Inc.	226	13,714
Dover Corp.	597	40,477
Eaton Corp.	1,045	53,765
EnPro Industries, Inc.*	206	9,902
ESCO Technologies, Inc.	82	3,018
Federal Signal Corp.	357	2,342
Flowserve Corp.	184	20,220
Gardner Denver, Inc.	90	7,564
Graco, Inc.(a)	272	13,780
Harsco Corp.	162	5,281
IDEX Corp.	309	14,168
Illinois Tool Works, Inc.(a)	1,769	99,931
John Bean Technologies Corp.	123	2,376
Joy Global, Inc.	276	26,286
Kaydon Corp.	121	4,516
Middleby Corp.*	110	10,344
Mueller Industries, Inc.	211	7,999
Navistar International Corp.*	246	13,889
Nordson Corp.	64	3,510
Oshkosh Corp.*	1,227	35,509
PACCAR, Inc.(a)	332	16,962
Pall Corp.	292	16,419
Parker Hannifin Corp.	479	42,985
Pentair, Inc.(a)	268	10,816
Robbins & Myers, Inc.	228	12,050
Snap-On, Inc.	233	14,558
SPX Corp.	147	12,151
Stanley Black & Decker, Inc.	102	7,349
Timken Co.	136	6,854
Toro Co. (The)	169	10,224

See Notes to Schedule of Investments.

120    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2011

Investments	Shares	Fair Value
Trinity Industries, Inc.(a)	378	$13,185
Valmont Industries, Inc.(a)	99	9,543
Wabtec Corp.	144	9,464
Watts Water Technologies, Inc. Class A	147	5,205

Total Machinery		927,579

Marine - 0.0%
Alexander & Baldwin, Inc.(a)	152	7,320
International Shipholding Corp.	277	5,895
Kirby Corp.*(a)	229	12,977

Total Marine		26,192

Media - 3.2%
Cablevision Systems Corp. Class A	394	14,267
CBS Corp. Class B	1,510	43,020
Cinemark Holdings, Inc.	470	9,734
Comcast Corp. Class A	7,676	194,510
DIRECTV Class A*	2,233	113,481
Discovery Communications, Inc. Class C*	900	32,895
DISH Network Corp. Class A*	3,257	99,892
DreamWorks Animation SKG, Inc. Class A*	332	6,673
Gannett Co., Inc.	1,770	25,346
Harte-Hanks, Inc.	544	4,417
Interpublic Group of Cos., Inc. (The)	1,232	15,400
John Wiley & Sons, Inc. Class A	184	9,570
Madison Square Garden, Inc. Class A*	95	2,615
McGraw-Hill Cos., Inc. (The)	1,254	52,555
Meredith Corp.(a)	308	9,588
Morningstar, Inc.	143	8,692
News Corp. Class A	11,859	209,904
Omnicom Group, Inc.	983	47,341
Regal Entertainment Group Class A(a)	331	4,088
Scholastic Corp.	193	5,134
Scripps Networks Interactive, Inc. Class A	365	17,841
Sirius XM Radio, Inc.*(a)	6,193	13,563
Time Warner Cable, Inc.	1,076	83,971
Time Warner, Inc.	4,198	152,681
Viacom, Inc. Class B	2,787	142,137
Walt Disney Co. (The)	5,740	224,090
Washington Post Co. (The) Class B(a)	44	18,434
World Wrestling Entertainment, Inc. Class A(a)	268	2,554

Total Media		1,564,393

Metals & Mining - 1.0%
AK Steel Holding Corp.	553	8,715
Allegheny Technologies, Inc.	140	8,886
AMCOL International Corp.(a)	125	4,770
Cliffs Natural Resources, Inc.	552	51,032
Compass Minerals International, Inc.	92	7,918
Freeport-McMoRan Copper & Gold, Inc.	3,767	199,274
Newmont Mining Corp.	1,844	99,521
Noranda Aluminum Holding Corp.*	543	8,221
Nucor Corp.	267	11,006
Reliance Steel & Aluminum Co.	227	11,271
Southern Copper Corp.	1,708	56,142
Steel Dynamics, Inc.(a)	393	6,386
Titanium Metals Corp.	540	9,893
Walter Energy, Inc.(a)	162	18,760

Total Metals & Mining		501,795

Multiline Retail - 0.8%
99 Cents Only Stores*	251	5,080
Big Lots, Inc.*	446	14,785
Dillard’s, Inc. Class A(a)	223	11,627
Dollar General Corp.*	812	27,519
Dollar Tree, Inc.*	372	24,783
Family Dollar Stores, Inc.	447	23,494
J.C. Penney Co., Inc.	532	18,375
Kohl’s Corp.	1,136	56,812
Macy’s, Inc.	1,379	40,322
Nordstrom, Inc.	730	34,266
Target Corp.	2,710	127,126

Total Multiline Retail		384,189

Multi-Utilities - 1.4%
Alliant Energy Corp.	419	17,037
Ameren Corp.	1,193	34,406
Avista Corp.	211	5,421
CenterPoint Energy, Inc.	1,613	31,212
CH Energy Group, Inc.	194	10,332
CMS Energy Corp.	1,070	21,068
Consolidated Edison, Inc.	1,024	54,518
Dominion Resources, Inc.(a)	1,304	62,944
DTE Energy Co.	816	40,816
Integrys Energy Group, Inc.	203	10,524
MDU Resources Group, Inc.(a)	553	12,442
NiSource, Inc.	937	18,974
NorthWestern Corp.	166	5,496
NSTAR	502	23,082
OGE Energy Corp.	402	20,229
PG&E Corp.	1,379	57,959
Public Service Enterprise Group, Inc.	2,993	97,692
SCANA Corp.(a)	612	24,094
Sempra Energy	960	50,765
TECO Energy, Inc.	630	11,901
Vectren Corp.(a)	250	6,965
Wisconsin Energy Corp.	504	15,800
Xcel Energy, Inc.	1,906	46,316

Total Multi-Utilities		679,993

Office Electronics - 0.1%
Xerox Corp.	2,978	31,001
Zebra Technologies Corp. Class A*	267	11,259

Total Office Electronics		42,260

Oil, Gas & Consumable Fuels - 10.3%
Alpha Natural Resources, Inc.*	116	5,271
Anadarko Petroleum Corp.	742	56,956
Apache Corp.	1,415	174,597
Arch Coal, Inc.	359	9,571
Bill Barrett Corp.*	215	9,965
Cabot Oil & Gas Corp.	131	8,687
Chesapeake Energy Corp.	2,337	69,385
Chevron Corp.	11,096	1,141,113
Cimarex Energy Co.	325	29,224
Concho Resources, Inc.*	187	17,176
ConocoPhillips	5,966	448,584
Consol Energy, Inc.	543	26,325
Contango Oil & Gas Co.*	68	3,974
Continental Resources, Inc.*	258	16,747
CVR Energy, Inc.*	95	2,339
Denbury Resources, Inc.*	584	11,680
Devon Energy Corp.	1,847	145,562
El Paso Corp.	3,573	72,175
Energen Corp.	418	23,617
EOG Resources, Inc.	71	7,423
EQT Corp.	327	17,174
EXCO Resources, Inc.	1,798	31,735
Exxon Mobil Corp.	22,470	1,828,609
Forest Oil Corp.*	335	8,948
Hess Corp.	1,029	76,928
HollyFrontier Corp.*	72	4,997
Marathon Oil Corp.	2,473	130,278

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    121

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2011

Investments	Shares	Fair Value
Murphy Oil Corp.	729	$47,866
Newfield Exploration Co.*	455	30,949
Noble Energy, Inc.	461	41,319
Occidental Petroleum Corp.	2,555	265,822
Peabody Energy Corp.	610	35,935
Petrohawk Energy Corp.*	917	22,622
Pioneer Natural Resources Co.(a)	295	26,423
Plains Exploration & Production Co.*	232	8,844
QEP Resources, Inc.	510	21,333
Quicksilver Resources, Inc.*(a)	515	7,601
Range Resources Corp.	100	5,550
Southern Union Co.	634	25,455
Southwestern Energy Co.*	980	42,022
Spectra Energy Corp.	2,163	59,288
Sunoco, Inc.	317	13,222
Valero Energy Corp.	1,260	32,218
W&T Offshore, Inc.	527	13,765
Whiting Petroleum Corp.*	196	11,154
World Fuel Services Corp.	440	15,809

Total Oil, Gas & Consumable Fuels		5,106,237

Paper & Forest Products - 0.1%
Buckeye Technologies, Inc.	421	11,358
Clearwater Paper Corp.*	71	4,848
International Paper Co.	396	11,809
KapStone Paper and Packaging Corp.*	353	5,849
MeadWestvaco Corp.	351	11,692
PH Glatfelter Co.	689	10,597

Total Paper & Forest Products		56,153

Personal Products - 0.2%
Avon Products, Inc.	1,378	38,584
Estee Lauder Cos., Inc. (The) Class A	464	48,808
Nu Skin Enterprises, Inc. Class A	252	9,463

Total Personal Products		96,855

Pharmaceuticals - 4.8%
Abbott Laboratories	5,568	292,988
Allergan, Inc.	449	37,379
Bristol-Myers Squibb Co.	6,857	198,579
Eli Lilly & Co.	7,495	281,287
Endo Pharmaceuticals Holdings, Inc.*(a)	351	14,100
Forest Laboratories, Inc.*	1,077	42,369
Hospira, Inc.*	390	22,098
Impax Laboratories, Inc.*(a)	854	18,609
Johnson & Johnson	11,131	740,434
Medicis Pharmaceutical Corp. Class A(a)	267	10,191
Merck & Co., Inc.	4,728	166,851
Mylan, Inc.*	854	21,068
Par Pharmaceutical Cos., Inc.*	117	3,859
Perrigo Co.	199	17,486
Pfizer, Inc.	22,994	473,676
Questcor Pharmaceuticals, Inc.*(a)	199	4,796
Viropharma, Inc.*	604	11,174
Watson Pharmaceuticals, Inc.*(a)	298	20,482

Total Pharmaceuticals		2,377,426

Professional Services - 0.2%
Corporate Executive Board Co. (The)	182	7,945
Dun & Bradstreet Corp.	143	10,802
Equifax, Inc.	435	15,103
FTI Consulting, Inc.*(a)	146	5,539
IHS, Inc. Class A*	96	8,009
Insperity, Inc.	161	4,767
Manpower, Inc.	140	7,511
Robert Half International, Inc.	232	6,271
Towers Watson & Co. Class A	144	9,462
Verisk Analytics, Inc. Class A*	276	9,555

Total Professional Services		84,964

Real Estate Investment Trusts (REITs) - 0.8%
Alexander’s, Inc.	14	5,558
Alexandria Real Estate Equities, Inc.	80	6,194
AvalonBay Communities, Inc.	76	9,758
BioMed Realty Trust, Inc.	311	5,984
Boston Properties, Inc.(a)	155	16,455
BRE Properties, Inc.	102	5,088
CommonWealth REIT	319	8,243
Digital Realty Trust, Inc.(a)	170	10,503
Equity Lifestyle Properties, Inc.	166	10,365
Equity One, Inc.(a)	214	3,989
Essex Property Trust, Inc.	12	1,623
Extra Space Storage, Inc.	77	1,642
Federal Realty Investment Trust	82	6,985
Getty Realty Corp.(a)	360	9,083
HCP, Inc.	293	10,750
Health Care REIT, Inc.(a)	163	8,546
Hospitality Properties Trust	410	9,943
Kimco Realty Corp.	375	6,990
Liberty Property Trust(a)	226	7,363
LTC Properties, Inc.	297	8,263
Mack-Cali Realty Corp.	162	5,336
National Health Investors, Inc.	123	5,465
National Retail Properties, Inc.(a)	287	7,034
Nationwide Health Properties, Inc.	205	8,489
Omega Healthcare Investors, Inc.	271	5,694
Plum Creek Timber Co., Inc.(a)	271	10,986
Potlatch Corp.	126	4,444
Public Storage	245	27,932
Rayonier, Inc.	260	16,991
Realty Income Corp.(a)	188	6,296
Senior Housing Properties Trust	320	7,491
Simon Property Group, Inc.	318	36,961
SL Green Realty Corp.	163	13,508
Ventas, Inc.(a)	251	13,230
Vornado Realty Trust	139	12,952
Weingarten Realty Investors(a)	233	5,862
Weyerhaeuser Co.	2,275	49,732

Total Real Estate Investment Trusts (REITs)		391,728

Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A*	483	12,128
Forest City Enterprises, Inc. Class A*	436	8,140
Jones Lang LaSalle, Inc.	53	4,998

Total Real Estate Management & Development		25,266

Road & Rail - 0.9%
Amerco, Inc.*	70	6,731
CSX Corp.	3,820	100,160
Dollar Thrifty Automotive Group*	148	10,914
Genesee & Wyoming, Inc. Class A*	104	6,099
Heartland Express, Inc.	206	3,411
JB Hunt Transport Services, Inc.(a)	314	14,786
Kansas City Southern*	119	7,060
Knight Transportation, Inc.	168	2,854
Landstar System, Inc.	130	6,042
Norfolk Southern Corp.	1,221	91,490
Old Dominion Freight Line, Inc.*	221	8,243
Union Pacific Corp.	1,539	160,672
Werner Enterprises, Inc.	172	4,309

Total Road & Rail		422,771

See Notes to Schedule of Investments.

122    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2011

Investments	Shares	Fair Value
Semiconductors & Semiconductor Equipment - 3.4%
Altera Corp.	1,021	$47,323
Amkor Technology, Inc.*	2,690	16,597
Analog Devices, Inc.	1,089	42,623
Applied Materials, Inc.	3,996	51,988
Atmel Corp.*	849	11,945
Broadcom Corp. Class A	1,214	40,839
Brooks Automation, Inc.*	1,051	11,414
Cirrus Logic, Inc.*(a)	550	8,745
Cree, Inc.*(a)	124	4,165
Cymer, Inc.*(a)	209	10,348
Diodes, Inc.*(a)	456	11,902
Entegris, Inc.*	1,621	16,404
Entropic Communications, Inc.*(a)	465	4,134
Fairchild Semiconductor International, Inc.*	492	8,221
First Solar, Inc.*(a)	275	36,374
GT Solar International, Inc.*(a)	1,463	23,701
Hittite Microwave Corp.*	72	4,458
Intel Corp.	30,460	674,994
International Rectifier Corp.*	242	6,769
KLA-Tencor Corp.(a)	500	20,240
Kulicke & Soffa Industries, Inc.*	1,289	14,359
Lam Research Corp.*	581	25,727
Linear Technology Corp.(a)	696	22,982
LSI Corp.*	1,087	7,739
Maxim Integrated Products, Inc.	770	19,681
Microchip Technology, Inc.(a)	582	22,064
Micron Technology, Inc.*(a)	13,197	98,714
MKS Instruments, Inc.	311	8,217
National Semiconductor Corp.	1,159	28,523
Novellus Systems, Inc.*(a)	419	15,143
NVIDIA Corp.*	868	13,832
ON Semiconductor Corp.*	1,851	19,380
RF Micro Devices, Inc.*(a)	896	5,484
Silicon Laboratories, Inc.*	134	5,529
Skyworks Solutions, Inc.*	380	8,732
Spansion, Inc. Class A*	877	16,900
SunPower Corp. Class A*(a)	8	155
Teradyne, Inc.*(a)	1,473	21,800
Tessera Technologies, Inc.*	330	5,656
Texas Instruments, Inc.	5,074	166,579
TriQuint Semiconductor, Inc.*	597	6,083
Varian Semiconductor Equipment Associates, Inc.*	260	15,974
Veeco Instruments, Inc.*(a)	251	12,151
Xilinx, Inc.(a)	1,451	52,918

Total Semiconductors & Semiconductor Equipment		1,667,506

Software - 3.8%
Activision Blizzard, Inc.(a)	1,695	19,798
Adobe Systems, Inc.*	1,047	32,928
ANSYS, Inc.*	186	10,169
Autodesk, Inc.*	293	11,310
BMC Software, Inc.*	534	29,210
CA, Inc.	1,826	41,706
Cadence Design Systems, Inc.*	1,182	12,482
Citrix Systems, Inc.*	316	25,280
Compuware Corp.*	1,006	9,819
Factset Research Systems, Inc.	142	14,529
Fair Isaac Corp.(a)	272	8,214
Informatica Corp.*	250	14,607
Intuit, Inc.*	632	32,775
MICROS Systems, Inc.*	144	7,158
Microsoft Corp.	41,744	1,085,344
MicroStrategy, Inc. Class A*	90	14,641
Oracle Corp.	11,838	389,589
Progress Software Corp.*	252	6,081
Quest Software, Inc.*	173	3,932
Red Hat, Inc.*	112	5,141
Rovi Corp.*	114	6,539
S1 Corp.*	1,336	9,993
Salesforce.com, Inc.*(a)	31	4,618
Symantec Corp.*	2,475	48,807
Synopsys, Inc.*	484	12,444
TeleCommunication Systems, Inc. Class A*	943	4,555
Telenav, Inc.*	360	6,383
TIBCO Software, Inc.*(a)	179	5,195
Tyler Technologies, Inc.*	65	1,741
VMware, Inc. Class A*	193	19,344

Total Software		1,894,332

Specialty Retail - 2.4%
Aaron’s, Inc.	246	6,952
Abercrombie & Fitch Co. Class A	124	8,298
Advance Auto Parts, Inc.	271	15,851
Aeropostale, Inc.*	530	9,275
American Eagle Outfitters, Inc.	582	7,420
Ascena Retail Group, Inc.*	356	12,122
AutoNation, Inc.*(a)	562	20,575
AutoZone, Inc.*	165	48,650
Bed Bath & Beyond, Inc.*	966	56,385
Best Buy Co., Inc.(a)	2,311	72,588
Buckle, Inc. (The)(a)	226	9,650
Cabela’s, Inc.*(a)	158	4,290
CarMax, Inc.*	544	17,990
Cato Corp. (The) Class A	112	3,226
Chico’s FAS, Inc.	611	9,306
Childrens Place Retail Stores, Inc. (The)*	141	6,273
Collective Brands, Inc.*(a)	289	4,245
Dick’s Sporting Goods, Inc.*	417	16,034
DSW, Inc. Class A*(a)	173	8,755
Express, Inc.	485	10,573
Foot Locker, Inc.	418	9,932
GameStop Corp. Class A*(a)	1,319	35,178
Gap, Inc. (The)(a)	3,506	63,459
Group 1 Automotive, Inc.	51	2,100
Guess?, Inc.	379	15,941
Home Depot, Inc.	5,175	187,438
JOS A Bank Clothiers, Inc.*(a)	164	8,202
Lowe’s Cos., Inc.	4,367	101,795
Limited Brands, Inc.	1,252	48,139
Men’s Wearhouse, Inc. (The)	254	8,560
O’Reilly Automotive, Inc.*	349	22,863
Penske Automotive Group, Inc.	627	14,258
PetSmart, Inc.	423	19,191
Pier 1 Imports, Inc.*	599	6,930
RadioShack Corp.(a)	794	10,568
Rent-A-Center, Inc.	341	10,421
Ross Stores, Inc.	480	38,458
Sally Beauty Holdings, Inc.*(a)	717	12,261
Select Comfort Corp.*	629	11,309
Staples, Inc.	2,386	37,699
Systemax, Inc.*	332	4,960
Tiffany & Co.	278	21,829
TJX Cos., Inc.	1,806	94,869
Tractor Supply Co.(a)	212	14,179
Urban Outfitters, Inc.*(a)	394	11,091
Wet Seal, Inc. (The) Class A*	1,268	5,668
Williams-Sonoma, Inc.	280	10,217

Total Specialty Retail		1,175,973

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    123

Schedule of Investments (unaudited) (concluded)

WisdomTree Total Earnings Fund (EXT)

June 30, 2011

Investments	Shares	Fair Value
Textiles, Apparel & Luxury Goods - 0.7%
Carter’s, Inc.*	208	$6,398
Coach, Inc.	765	48,907
Columbia Sportswear Co.	146	9,256
Deckers Outdoor Corp.*	179	15,777
Fossil, Inc.*	184	21,661
Hanesbrands, Inc.*	440	12,562
Iconix Brand Group, Inc.*	337	8,155
Maidenform Brands, Inc.*	137	3,789
NIKE, Inc. Class B	1,242	111,755
Polo Ralph Lauren Corp.	276	36,600
Skechers U.S.A., Inc. Class A*	435	6,299
Timberland Co. (The) Class A*	251	10,786
Under Armour, Inc. Class A*(a)	120	9,277
VF Corp.(a)	437	47,441
Warnaco Group, Inc. (The)*	193	10,084
Wolverine World Wide, Inc.(a)	203	8,475

Total Textiles, Apparel & Luxury Goods		367,222

Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.	227	2,903
Capitol Federal Financial, Inc.	198	2,329
Dime Community Bancshares, Inc.(a)	149	2,166
First Niagara Financial Group, Inc.	1,052	13,886
Flushing Financial Corp.	203	2,639
Hudson City Bancorp, Inc.	2,756	22,572
New York Community Bancorp, Inc.	1,758	26,352
Northwest Bancshares, Inc.	358	4,504
People’s United Financial, Inc.(a)	498	6,693
TFS Financial Corp.*	273	2,643
Washington Federal, Inc.	193	3,171

Total Thrifts & Mortgage Finance		89,858

Tobacco - 1.7%
Alliance One International, Inc.*	1,841	5,946
Altria Group, Inc.	8,497	224,406
Lorillard, Inc.	690	75,120
Philip Morris International, Inc.	6,728	449,229
Reynolds American, Inc.	2,259	83,696
Universal Corp.	333	12,544
Vector Group Ltd.	289	5,141

Total Tobacco		856,082

Trading Companies & Distributors - 0.2%
Applied Industrial Technologies, Inc.	245	8,724
Beacon Roofing Supply, Inc.*	95	2,168
Fastenal Co.(a)	670	24,113
GATX Corp.(a)	293	10,876
Interline Brands, Inc.*	268	4,923
MSC Industrial Direct Co. Class A	119	7,891
TAL International Group, Inc.	228	7,873
W.W. Grainger, Inc.(a)	195	29,962
Watsco, Inc.	99	6,731
WESCO International, Inc.*	109	5,896

Total Trading Companies & Distributors		109,157

Water Utilities - 0.1%
American States Water Co.	234	8,110
American Water Works Co., Inc.	650	19,143
Aqua America, Inc.	249	5,473

Total Water Utilities		32,726

Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A*	508	26,584
MetroPCS Communications, Inc.*	1,548	26,641
NII Holdings, Inc.*	369	15,638
Telephone & Data Systems, Inc.	272	8,454
United States Cellular Corp.*	176	8,522
USA Mobility, Inc.	178	2,716

Total Wireless Telecommunication Services		88,555

TOTAL COMMON STOCKS (Cost: $46,035,155)		49,150,612

EXCHANGE-TRADED FUND - 0.2%
WisdomTree LargeCap Growth Fund(a)(b) (Cost: $126,535)	3,329	127,634

SHORT-TERM INVESTMENT - 0.1%

MONEY MARKET FUND - 0.1%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $37,085)	37,085	37,085

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.2%

MONEY MARKET FUND - 8.2%
Dreyfus Institutional Preferred Money Market Fund, 0.15%(d) (Cost: $4,046,783)(e)	4,046,783	4,046,783

TOTAL INVESTMENTS IN SECURITIES - 108.1% (Cost: $50,245,558)(f )		53,362,114
Liabilities in Excess of Other Assets - (8.1)%		(3,997,397)

NET ASSETS - 100.0%		$49,364,717

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2011 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2011.
(d)	Interest rate shown reflects yield as of June 30, 2011.
(e)	At June 30, 2011, the total market value of the Fund’s securities on loan was $3,941,886 and the total market value of the collateral held by the Fund was $4,046,783.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

124    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)

WisdomTree Earnings 500 Fund (EPS)

June 30, 2011

Investments	Shares	Fair Value
COMMON STOCKS - 99.6%

Aerospace & Defense - 3.1%
Boeing Co. (The)	3,927	$290,323
General Dynamics Corp.	2,911	216,928
Goodrich Corp.	552	52,716
Honeywell International, Inc.	2,812	167,567
Huntington Ingalls Industries, Inc.*(a)	405	13,972
ITT Corp.	861	50,739
L-3 Communications Holdings, Inc.	1,092	95,495
Lockheed Martin Corp.(a)	2,994	242,424
Northrop Grumman Corp.	2,434	168,798
Precision Castparts Corp.	571	94,015
Raytheon Co.	3,236	161,315
Rockwell Collins, Inc.	740	45,651
United Technologies Corp.	4,356	385,550

Total Aerospace & Defense		1,985,493

Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	417	32,876
Expeditors International of Washington, Inc.	504	25,800
FedEx Corp.	713	67,628
United Parcel Service, Inc. Class B	3,388	247,087

Total Air Freight & Logistics		373,391

Airlines - 0.1%
Delta Air Lines, Inc.*	4,313	39,550
Southwest Airlines Co.	2,754	31,451
United Continental Holdings, Inc.*(a)	1,064	24,078

Total Airlines		95,079

Auto Components - 0.5%
BorgWarner, Inc.*(a)	330	26,661
Johnson Controls, Inc.	3,020	125,813
Lear Corp.	1,338	71,556
TRW Automotive Holdings Corp.*(a)	1,159	68,416

Total Auto Components		292,446

Automobiles - 0.8%
Ford Motor Co.*(a)	34,093	470,142
Harley-Davidson, Inc.	477	19,543

Total Automobiles		489,685

Beverages - 2.2%
Brown-Forman Corp. Class B	538	40,183
Coca-Cola Co. (The)	9,809	660,047
Coca-Cola Enterprises, Inc.	1,059	30,902
Constellation Brands, Inc. Class A*	744	15,490
Dr. Pepper Snapple Group, Inc.	1,240	51,993
Hansen Natural Corp.*	405	32,785
Molson Coors Brewing Co. Class B	1,113	49,796
PepsiCo, Inc.	7,214	508,082

Total Beverages		1,389,278

Biotechnology - 1.5%
Alexion Pharmaceuticals, Inc.*	600	28,218
Amgen, Inc.*	6,788	396,080
Biogen Idec, Inc.*	1,381	147,657
Celgene Corp.*	1,307	78,838
Cephalon, Inc.*	546	43,625
Gilead Sciences, Inc.*	6,964	288,379

Total Biotechnology		982,797

Capital Markets - 3.0%
Affiliated Managers Group, Inc.*	67	6,797
Ameriprise Financial, Inc.	1,587	91,538
Bank of New York Mellon Corp. (The)	7,378	189,024
BlackRock, Inc.	749	143,666
Charles Schwab Corp. (The)	3,185	52,393
Franklin Resources, Inc.	1,053	138,248
Goldman Sachs Group, Inc. (The)	5,500	731,995
Jefferies Group, Inc.	623	12,709
Legg Mason, Inc.	488	15,987
Morgan Stanley	7,966	183,298
Northern Trust Corp.	1,112	51,108
SEI Investments Co.	827	18,616
State Street Corp.	3,653	164,714
T. Rowe Price Group, Inc.	836	50,444
TD Ameritrade Holding Corp.	2,729	53,243

Total Capital Markets		1,903,780

Chemicals - 2.0%
Air Products & Chemicals, Inc.	918	87,743
Airgas, Inc.	324	22,693
Albemarle Corp.	408	28,234
Celanese Corp. Series A	701	37,370
CF Industries Holdings, Inc.	142	20,117
Dow Chemical Co. (The)	3,488	125,568
E.I. Du Pont de Nemours & Co.	4,425	239,171
Eastman Chemical Co.	361	36,847
Ecolab, Inc.	826	46,570
FMC Corp.	359	30,881
International Flavors & Fragrances, Inc.	422	27,109
Lubrizol Corp.	534	71,700
Monsanto Co.	1,450	105,183
Mosaic Co. (The)	1,278	86,559
Nalco Holding Co.	400	11,124
PPG Industries, Inc.	741	67,276
Praxair, Inc.(a)	1,272	137,872
Sherwin-Williams Co. (The)	502	42,103
Sigma-Aldrich Corp.	514	37,717

Total Chemicals		1,261,837

Commercial Banks - 2.4%
BB&T Corp.	2,530	67,905
CIT Group, Inc.*	6,984	309,112
M&T Bank Corp.	592	52,066
PNC Financial Services Group, Inc.(a)	2,958	176,326
U.S. Bancorp	9,399	239,769
Wells Fargo & Co.	24,860	697,572

Total Commercial Banks		1,542,750

Commercial Services & Supplies - 0.3%
Avery Dennison Corp.	440	16,997
Iron Mountain, Inc.	747	25,465
Pitney Bowes, Inc.(a)	1,203	27,657
Republic Services, Inc.	1,145	35,323
Stericycle, Inc.*	235	20,943
Waste Management, Inc.	2,227	83,001

Total Commercial Services & Supplies		209,386

Communications Equipment - 1.5%
Cisco Systems, Inc.	33,735	526,603
F5 Networks, Inc.*	110	12,128
Harris Corp.(a)	1,085	48,890
Juniper Networks, Inc.*	1,271	40,036
QUALCOMM, Inc.	5,276	299,624
Riverbed Technology, Inc.*	52	2,059

Total Communications Equipment		929,340

Computers & Peripherals - 4.0%
Apple, Inc.*	3,699	1,241,643
Dell, Inc.*	13,603	226,762

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    125

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

June 30, 2011

Investments	Shares	Fair Value
EMC Corp.*	6,430	$177,146
Hewlett-Packard Co.	17,972	654,181
NetApp, Inc.*(a)	931	49,138
SanDisk Corp.*	1,926	79,929
Western Digital Corp.*	3,249	118,199

Total Computers & Peripherals		2,546,998

Construction & Engineering - 0.2%
Fluor Corp.	642	41,512
Jacobs Engineering Group, Inc.*	608	26,296
KBR, Inc.	983	37,049

Total Construction & Engineering		104,857

Consumer Finance - 1.1%
American Express Co.	5,647	291,950
Capital One Financial Corp.	5,597	289,197
Discover Financial Services	1,514	40,500
SLM Corp.	5,436	91,379

Total Consumer Finance		713,026

Containers & Packaging - 0.1%
Ball Corp.	1,327	51,037
Crown Holdings, Inc.*	871	33,812
Owens-Illinois, Inc.*	374	9,653

Total Containers & Packaging		94,502

Distributors - 0.1%
Genuine Parts Co.(a)	752	40,909

Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A*	1,778	77,663

Diversified Financial Services - 2.8%
Bank of America Corp.	18,167	199,110
Citigroup, Inc.	1,293	53,841
CME Group, Inc.	270	78,729
IntercontinentalExchange, Inc.*(a)	300	37,413
JPMorgan Chase & Co.	30,041	1,229,879
Leucadia National Corp.	434	14,799
Moody’s Corp.	1,597	61,245
MSCI, Inc. Class A*	226	8,516
NASDAQ OMX Group, Inc. (The)*	1,395	35,293
NYSE Euronext	1,674	57,368

Total Diversified Financial Services		1,776,193

Diversified Telecommunication Services - 3.3%
AT&T, Inc.	56,975	1,789,585
CenturyLink, Inc.	1,983	80,173
Frontier Communications Corp.	1,133	9,143
Verizon Communications, Inc.	4,511	167,944
Windstream Corp.(a)	1,935	25,078

Total Diversified Telecommunication Services		2,071,923

Electric Utilities - 2.1%
American Electric Power Co., Inc.	2,949	111,118
Duke Energy Corp.	7,148	134,597
Edison International	2,831	109,701
Entergy Corp.	1,557	106,312
Exelon Corp.	5,483	234,892
FirstEnergy Corp.	1,817	80,221
NextEra Energy, Inc.	3,098	178,011
Northeast Utilities	976	34,326
Pepco Holdings, Inc.	1,223	24,007
Pinnacle West Capital Corp.	501	22,335
PPL Corp.(a)	2,391	66,542
Progress Energy, Inc.	1,720	82,577
Southern Co.	4,469	180,458

Total Electric Utilities		1,365,097

Electrical Equipment - 0.4%
AMETEK, Inc.	569	25,548
Emerson Electric Co.	2,789	156,881
Rockwell Automation, Inc.	421	36,526
Roper Industries, Inc.	331	27,573

Total Electrical Equipment		246,528

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. Class A	754	40,709
Avnet, Inc.*	1,091	34,781
Corning, Inc.	14,801	268,638
Dolby Laboratories, Inc. Class A*	378	16,050
FLIR Systems, Inc.(a)	851	28,687
Trimble Navigation Ltd.*	111	4,400

Total Electronic Equipment, Instruments & Components		393,265

Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	880	63,853
Cameron International Corp.*	889	44,708
Diamond Offshore Drilling, Inc.(a)	1,301	91,603
FMC Technologies, Inc.*	758	33,951
Halliburton Co.	3,018	153,918
Helmerich & Payne, Inc.(a)	521	34,449
National Oilwell Varco, Inc.	2,211	172,922

Total Energy Equipment & Services		595,404

Food & Staples Retailing - 3.4%
Costco Wholesale Corp.	1,557	126,491
CVS Caremark Corp.	8,749	328,787
Kroger Co. (The)	3,914	97,067
Safeway, Inc.(a)	2,434	56,882
Sysco Corp.(a)	3,246	101,210
Walgreen Co.	4,752	201,770
Wal-Mart Stores, Inc.	23,390	1,242,945
Whole Foods Market, Inc.	495	31,408

Total Food & Staples Retailing		2,186,560

Food Products - 1.8%
Archer-Daniels-Midland Co.	4,755	143,363
Campbell Soup Co.(a)	1,830	63,226
ConAgra Foods, Inc.	2,417	62,383
General Mills, Inc.	3,257	121,226
Green Mountain Coffee Roasters, Inc.*(a)	207	18,477
H.J. Heinz Co.(a)	1,500	79,920
Hershey Co. (The)	1,033	58,726
Hormel Foods Corp.	1,278	38,097
J.M. Smucker Co. (The)	700	53,508
Kellogg Co.	1,960	108,427
Kraft Foods, Inc. Class A	6,991	246,293
McCormick & Co., Inc.	643	31,874
Mead Johnson Nutrition Co.	598	40,395
Sara Lee Corp.	2,171	41,227
Tyson Foods, Inc. Class A	3,684	71,543

Total Food Products		1,178,685

Gas Utilities - 0.1%
National Fuel Gas Co.	273	19,874
Oneok, Inc.	556	41,150

Total Gas Utilities		61,024

Health Care Equipment & Supplies - 1.6%
Baxter International, Inc.	2,619	156,328
Becton Dickinson and Co.	1,189	102,456
Boston Scientific Corp.*(a)	5,682	39,263
C.R. Bard, Inc.	465	51,085
CareFusion Corp.*	449	12,199

See Notes to Schedule of Investments.

126    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

June 30, 2011

Investments	Shares	Fair Value
DENTSPLY International, Inc.	723	$27,532
Edwards Lifesciences Corp.*	229	19,964
Intuitive Surgical, Inc.*	102	37,955
Medtronic, Inc.	6,259	241,159
ResMed, Inc.*	540	16,713
St. Jude Medical, Inc.	1,738	82,868
Stryker Corp.	1,974	115,854
Varian Medical Systems, Inc.*	471	32,980
Zimmer Holdings, Inc.*	1,338	84,562

Total Health Care Equipment & Supplies		1,020,918

Health Care Providers & Services - 3.2%
Aetna, Inc.	4,142	182,621
AmerisourceBergen Corp.	1,660	68,724
Cardinal Health, Inc.	1,880	85,390
CIGNA Corp.	2,636	135,569
DaVita, Inc.*	549	47,549
Express Scripts, Inc.*	1,721	92,900
Henry Schein, Inc.*	463	33,146
Humana, Inc.	1,919	154,556
Laboratory Corp. of America Holdings*	567	54,880
McKesson Corp.	1,501	125,559
Medco Health Solutions, Inc.*	1,874	105,918
Quest Diagnostics, Inc.	1,191	70,388
UnitedHealth Group, Inc.	10,694	551,596
WellPoint, Inc.	3,978	313,347

Total Health Care Providers & Services		2,022,143

Health Care Technology - 0.0%
Cerner Corp.*	448	27,377

Hotels, Restaurants & Leisure - 1.3%
Chipotle Mexican Grill, Inc.*	52	16,026
Darden Restaurants, Inc.(a)	745	37,071
Hyatt Hotels Corp. Class A*	88	3,592
International Game Technology	1,081	19,004
Las Vegas Sands Corp.*	83	3,503
Marriott International, Inc. Class A	782	27,753
McDonald’s Corp.	5,324	448,920
Starbucks Corp.	2,426	95,803
Wyndham Worldwide Corp.	1,021	34,357
Wynn Resorts Ltd.	31	4,450
Yum! Brands, Inc.	1,935	106,889

Total Hotels, Restaurants & Leisure		797,368

Household Durables - 0.2%
Fortune Brands, Inc.	536	34,181
Newell Rubbermaid, Inc.	1,350	21,303
Whirlpool Corp.	545	44,319

Total Household Durables		99,803

Household Products - 2.1%
Church & Dwight Co., Inc.(a)	824	33,405
Clorox Co.	792	53,412
Colgate-Palmolive Co.	2,304	201,393
Energizer Holdings, Inc.*	527	38,134
Kimberly-Clark Corp.(a)	2,578	171,592
Procter & Gamble Co. (The)	13,469	856,224

Total Household Products		1,354,160

Independent Power Producers & Energy Traders - 0.2%
AES Corp. (The)*	4,185	53,317
NRG Energy, Inc.*	2,402	59,041

Total Independent Power Producers & Energy Traders		112,358

Industrial Conglomerates - 2.3%
3M Co.	3,810	361,379
Danaher Corp.	2,908	154,095
General Electric Co.	51,498	971,252

Total Industrial Conglomerates		1,486,726

Insurance - 4.7%
Allstate Corp. (The)	4,635	141,507
American Family Life Assurance Co., Inc.	3,916	182,799
AON Corp.	1,148	58,892
Berkshire Hathaway, Inc. Class B*	10,365	802,147
Chubb Corp.	2,783	174,244
Cincinnati Financial Corp.(a)	686	20,017
CNA Financial Corp.	1,349	39,188
Genworth Financial, Inc. Class A*	2,870	29,504
Hartford Financial Services Group, Inc.(a)	5,278	139,181
Lincoln National Corp.(a)	2,436	69,402
Loews Corp.	2,420	101,858
Marsh & McLennan Cos., Inc.	1,385	43,198
MetLife, Inc.	5,572	244,444
Principal Financial Group, Inc.	2,170	66,011
Progressive Corp. (The)	4,255	90,972
Prudential Financial, Inc.	6,011	382,239
Torchmark Corp.	714	45,796
Travelers Cos., Inc. (The)	4,995	291,608
Unum Group	3,223	82,122

Total Insurance		3,005,129

Internet & Catalog Retail - 0.4%
Amazon.com, Inc.*	545	111,447
Expedia, Inc.	1,397	40,499
NetFlix, Inc.*	73	19,176
priceline.com, Inc.*(a)	101	51,705

Total Internet & Catalog Retail		222,827

Internet Software & Services - 1.3%
Akamai Technologies, Inc.*	299	9,409
eBay, Inc.*	4,273	137,890
Google, Inc. Class A*	1,136	575,248
VeriSign, Inc.	411	13,752
Yahoo!, Inc.*	4,437	66,732

Total Internet Software & Services		803,031

IT Services - 3.5%
Automatic Data Processing, Inc.	2,117	111,524
Cognizant Technology Solutions Corp. Class A*	835	61,239
Computer Sciences Corp.(a)	1,272	48,285
Fidelity National Information Services, Inc.	885	27,249
Fiserv, Inc.*	752	47,098
International Business Machines Corp.	7,337	1,258,662
Mastercard, Inc. Class A	590	177,791
Paychex, Inc.	1,419	43,592
SAIC, Inc.*	2,692	45,280
Teradata Corp.*	627	37,745
Visa, Inc. Class A	3,205	270,053
Western Union Co. (The)	4,113	82,383

Total IT Services		2,210,901

Leisure Equipment & Products - 0.2%
Hasbro, Inc.	764	33,563
Mattel, Inc.	2,303	63,309

Total Leisure Equipment & Products		96,872

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.*	1,068	54,585
Illumina, Inc.*	145	10,897
Life Technologies Corp.*	464	24,160
Thermo Fisher Scientific, Inc.*	1,540	99,161

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    127

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

June 30, 2011

Investments	Shares	Fair Value
Waters Corp.*	404	$38,679

Total Life Sciences Tools & Services		227,482

Machinery - 1.5%
AGCO Corp.*	333	16,437
Bucyrus International, Inc.	272	24,932
Caterpillar, Inc.	1,946	207,171
Cummins, Inc.	683	70,684
Deere & Co.	1,834	151,213
Donaldson Co., Inc.	300	18,204
Dover Corp.	920	62,376
Eaton Corp.	1,518	78,101
Flowserve Corp.	296	32,527
Illinois Tool Works, Inc.(a)	2,603	147,043
Joy Global, Inc.	433	41,239
PACCAR, Inc.(a)	432	22,071
Pall Corp.	418	23,504
Parker Hannifin Corp.	643	57,703
Stanley Black & Decker, Inc.	179	12,897
Timken Co.	234	11,794

Total Machinery		977,896

Media - 3.4%
Cablevision Systems Corp. Class A	661	23,935
CBS Corp. Class B	2,265	64,530
Comcast Corp. Class A	11,501	291,435
DIRECTV Class A*	3,282	166,791
Discovery Communications, Inc. Class C*	1,390	50,805
DISH Network Corp. Class A*	4,698	144,088
Interpublic Group of Cos., Inc. (The)	1,740	21,750
McGraw-Hill Cos., Inc. (The)	1,946	81,557
News Corp. Class A	17,799	315,042
Omnicom Group, Inc.	1,501	72,288
Scripps Networks Interactive, Inc. Class A	581	28,399
Sirius XM Radio, Inc.*	7,254	15,886
Time Warner Cable, Inc.	1,572	122,679
Time Warner, Inc.	6,423	233,605
Viacom, Inc. Class B	4,095	208,845
Walt Disney Co. (The)	8,498	331,762

Total Media		2,173,397

Metals & Mining - 1.0%
Allegheny Technologies, Inc.	110	6,982
Cliffs Natural Resources, Inc.	795	73,498
Freeport-McMoRan Copper & Gold, Inc.	5,691	301,054
Newmont Mining Corp.	2,715	146,528
Nucor Corp.	345	14,221
Southern Copper Corp.	2,528	83,095
Walter Energy, Inc.(a)	257	29,761

Total Metals & Mining		655,139

Multiline Retail - 0.8%
Dollar General Corp.*	1,142	38,702
Dollar Tree, Inc.*	584	38,906
Family Dollar Stores, Inc.	629	33,060
J.C. Penney Co., Inc.(a)	740	25,560
Kohl’s Corp.	1,720	86,017
Macy’s, Inc.	1,972	57,661
Nordstrom, Inc.	1,137	53,371
Sears Holdings Corp.*(a)	72	5,144
Target Corp.	4,008	188,015

Total Multiline Retail		526,436

Multi-Utilities - 1.4%
Alliant Energy Corp.	659	26,795
Ameren Corp.	1,816	52,373
CenterPoint Energy, Inc.	2,182	42,222
CMS Energy Corp.	1,390	27,369
Consolidated Edison, Inc.	1,487	79,168
Dominion Resources, Inc.(a)	1,980	95,575
DTE Energy Co.	1,175	58,773
NiSource, Inc.	1,815	36,754
NSTAR	618	28,416
OGE Energy Corp.	610	30,695
PG&E Corp.	2,090	87,843
Public Service Enterprise Group, Inc.	4,504	147,010
SCANA Corp.	785	30,905
Sempra Energy	1,463	77,363
Wisconsin Energy Corp.	788	24,704
Xcel Energy, Inc.	2,812	68,332

Total Multi-Utilities		914,297

Office Electronics - 0.1%
Xerox Corp.	4,513	46,980

Oil, Gas & Consumable Fuels - 11.5%
Alpha Natural Resources, Inc.*	184	8,361
Anadarko Petroleum Corp.	1,075	82,517
Apache Corp.	2,125	262,204
Arch Coal, Inc.	267	7,118
Chesapeake Energy Corp.	3,516	104,390
Chevron Corp.	16,474	1,694,186
Cimarex Energy Co.	498	44,780
Concho Resources, Inc.*	248	22,779
ConocoPhillips	8,934	671,747
Consol Energy, Inc.	846	41,014
Continental Resources, Inc.*	349	22,654
Denbury Resources, Inc.*	779	15,580
Devon Energy Corp.	2,784	219,407
El Paso Corp.	5,410	109,282
EOG Resources, Inc.	123	12,860
EQT Corp.	378	19,852
Exxon Mobil Corp.	33,373	2,715,895
Hess Corp.	1,505	112,514
Marathon Oil Corp.	3,723	196,128
Murphy Oil Corp.	1,145	75,181
Newfield Exploration Co.*	690	46,934
Noble Energy, Inc.	661	59,245
Occidental Petroleum Corp.	3,826	398,057
Peabody Energy Corp.	939	55,316
Petrohawk Energy Corp.*	1,269	31,306
Pioneer Natural Resources Co.	414	37,082
Plains Exploration & Production Co.*	389	14,829
QEP Resources, Inc.	808	33,799
Range Resources Corp.(a)	53	2,941
Southwestern Energy Co.*	1,404	60,203
Spectra Energy Corp.	3,287	90,097
Sunoco, Inc.	428	17,852
Valero Energy Corp.	1,779	45,489
Whiting Petroleum Corp.*	257	14,626

Total Oil, Gas & Consumable Fuels		7,346,225

Paper & Forest Products - 0.1%
International Paper Co.	648	19,323
MeadWestvaco Corp.	368	12,258

Total Paper & Forest Products		31,581

Personal Products - 0.2%
Avon Products, Inc.	1,951	54,628
Estee Lauder Cos., Inc. (The) Class A	602	63,324

Total Personal Products		117,952

Pharmaceuticals - 5.5%
Abbott Laboratories	8,330	438,325

See Notes to Schedule of Investments.

128    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

June 30, 2011

Investments	Shares	Fair Value
Allergan, Inc.	688	$57,276
Bristol-Myers Squibb Co.	10,276	297,593
Eli Lilly & Co.	11,240	421,837
Endo Pharmaceuticals Holdings, Inc.*(a)	481	19,322
Forest Laboratories, Inc.*	1,650	64,911
Hospira, Inc.*	609	34,506
Johnson & Johnson	16,572	1,102,369
Merck & Co., Inc.	7,091	250,241
Mylan, Inc.*	1,173	28,938
Perrigo Co.	320	28,118
Pfizer, Inc.	33,961	699,597
Watson Pharmaceuticals, Inc.*(a)	475	32,647

Total Pharmaceuticals		3,475,680

Professional Services - 0.1%
Equifax, Inc.	590	20,485
IHS, Inc. Class A*	176	14,682
Manpower, Inc.	172	9,228
Robert Half International, Inc.	291	7,866
Verisk Analytics, Inc. Class A*	370	12,809

Total Professional Services		65,070

Real Estate Investment Trusts (REITs) - 0.6%
AvalonBay Communities, Inc.	93	11,941
Boston Properties, Inc.(a)	206	21,869
Digital Realty Trust, Inc.(a)	104	6,425
Federal Realty Investment Trust	194	16,525
HCP, Inc.	499	18,308
Health Care REIT, Inc.(a)	186	9,752
Kimco Realty Corp.	434	8,090
Nationwide Health Properties, Inc.	374	15,487
Plum Creek Timber Co., Inc.	445	18,040
Public Storage	350	39,904
Rayonier, Inc.	431	28,166
Simon Property Group, Inc.	467	54,279
SL Green Realty Corp.	266	22,044
Ventas, Inc.(a)	470	24,774
Vornado Realty Trust	185	17,238
Weyerhaeuser Co.	3,274	71,570

Total Real Estate Investment Trusts (REITs)		384,412

Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A*	632	15,869

Road & Rail - 0.9%
CSX Corp.	5,757	150,949
JB Hunt Transport Services, Inc.(a)	461	21,708
Kansas City Southern*	216	12,815
Norfolk Southern Corp.	1,843	138,096
Union Pacific Corp.	2,309	241,060

Total Road & Rail		564,628

Semiconductors & Semiconductor Equipment - 3.1%
Altera Corp.	1,449	67,161
Analog Devices, Inc.	1,551	60,706
Applied Materials, Inc.	5,752	74,834
Atmel Corp.*	1,085	15,266
Broadcom Corp. Class A	1,748	58,803
Cree, Inc.*(a)	207	6,953
First Solar, Inc.*(a)	414	54,760
Intel Corp.	45,089	999,172
KLA-Tencor Corp.(a)	687	27,810
Lam Research Corp.*	822	36,398
Linear Technology Corp.(a)	997	32,921
Maxim Integrated Products, Inc.	1,027	26,250
Microchip Technology, Inc.(a)	781	29,608
Micron Technology, Inc.*(a)	19,759	147,797
NVIDIA Corp.*	1,105	17,608
Skyworks Solutions, Inc.*	349	8,020
Texas Instruments, Inc.	7,619	250,132
Xilinx, Inc.(a)	1,668	60,832

Total Semiconductors & Semiconductor Equipment		1,975,031

Software - 4.1%
Activision Blizzard, Inc.(a)	2,652	30,976
Adobe Systems, Inc.*	1,494	46,986
ANSYS, Inc.*	296	16,182
Autodesk, Inc.*	383	14,784
BMC Software, Inc.*	826	45,182
CA, Inc.	2,786	63,632
Citrix Systems, Inc.*	350	28,000
Factset Research Systems, Inc.	154	15,757
Intuit, Inc.*	974	50,512
Microsoft Corp.	61,912	1,609,712
Oracle Corp.	17,579	578,525
Red Hat, Inc.*	199	9,134
Rovi Corp.*	191	10,956
Salesforce.com, Inc.*(a)	56	8,343
Symantec Corp.*	3,567	70,341
VMware, Inc. Class A*	305	30,570

Total Software		2,629,592

Specialty Retail - 2.0%
Abercrombie & Fitch Co. Class A	157	10,506
Advance Auto Parts, Inc.	433	25,326
AutoZone, Inc.*	239	70,469
Bed Bath & Beyond, Inc.*	1,317	76,873
Best Buy Co., Inc.(a)	3,386	106,354
CarMax, Inc.*	792	26,192
Gap, Inc. (The)(a)	4,849	87,767
Guess?, Inc.	501	21,072
Home Depot, Inc.	7,654	277,228
Lowe’s Cos., Inc.	6,436	150,023
Limited Brands, Inc.	1,802	69,287
O’Reilly Automotive, Inc.*	547	35,834
PetSmart, Inc.	518	23,502
Ross Stores, Inc.	748	59,930
Staples, Inc.	3,385	53,483
Tiffany & Co.	447	35,099
TJX Cos., Inc.	2,731	143,459
Urban Outfitters, Inc.*(a)	632	17,791

Total Specialty Retail		1,290,195

Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	1,165	74,479
Fossil, Inc.*	282	33,197
NIKE, Inc. Class B	1,869	168,173
Phillips-Van Heusen Corp.	26	1,702
Polo Ralph Lauren Corp.	430	57,022
VF Corp.(a)	666	72,301

Total Textiles, Apparel & Luxury Goods		406,874

Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	3,880	31,777
New York Community Bancorp, Inc.	2,220	33,278
People’s United Financial, Inc.(a)	635	8,534

Total Thrifts & Mortgage Finance		73,589

Tobacco - 2.0%
Altria Group, Inc.	12,718	335,882
Lorillard, Inc.	1,050	114,314
Philip Morris International, Inc.	9,998	667,566
Reynolds American, Inc.	3,412	126,415

Total Tobacco		1,244,177

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds     129

Schedule of Investments (unaudited) (concluded)

WisdomTree Earnings 500 Fund (EPS)

June 30, 2011

Investments	Shares	Fair Value
Trading Companies & Distributors - 0.1%
Fastenal Co.(a)	754	$27,137
W.W. Grainger, Inc.(a)	305	46,863

Total Trading Companies & Distributors		74,000

Water Utilities - 0.0%
American Water Works Co., Inc.	940	27,683

Wireless Telecommunication Services - 0.1%
American Tower Corp. Class A*	674	35,270
MetroPCS Communications, Inc.*	1,305	22,459
NII Holdings, Inc.*	594	25,174

Total Wireless Telecommunication Services		82,903

TOTAL COMMON STOCKS (Cost: $61,360,122)		63,494,597

EXCHANGE-TRADED FUND - 0.2%
WisdomTree Equity Income Fund(a)(b) (Cost: $149,317)	3,797	157,538

SHORT-TERM INVESTMENT - 0.1%

MONEY MARKET FUND - 0.1%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $31,103)	31,103	31,103

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.7%

MONEY MARKET FUND - 5.7%
Dreyfus Institutional Preferred Money Market Fund, 0.15%(d) (Cost: $3,642,361)(e)	3,642,361	3,642,361

TOTAL INVESTMENTS IN SECURITIES - 105.6% (Cost: $65,182,903)(f)		67,325,599
Liabilities in Excess of Other Assets - (5.6)%		(3,583,014)

NET ASSETS - 100.0%		$63,742,585

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2011 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2011.
(d)	Interest rate shown reflects yield as of June 30, 2011.
(e)	At June 30, 2011, the total market value of the Fund’s securities on loan was $3,551,190 and the total market value of the collateral held by the Fund was $3,642,361.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

130     WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)

WisdomTree MidCap Earnings Fund (EZM)

June 30, 2011

Investments	Shares	Fair Value
COMMON STOCKS - 99.4%

Aerospace & Defense - 1.9%
Alliant Techsystems, Inc.	5,748	$410,005
BE Aerospace, Inc.*	6,298	257,021
Cubic Corp.(a)	1,959	99,890
Curtiss-Wright Corp.(a)	4,630	149,873
DigitalGlobe, Inc.*	891	22,640
Esterline Technologies Corp.*	2,848	217,587
HEICO Corp.(a)	1,777	97,273
Hexcel Corp.*	5,865	128,385
Moog, Inc. Class A*	3,635	158,195
Spirit Aerosystems Holdings, Inc. Class A*	15,870	349,140
Teledyne Technologies, Inc.*	3,921	197,462
TransDigm Group, Inc.*	2,933	267,460
Triumph Group, Inc.(a)	1,691	168,390

Total Aerospace & Defense		2,523,321

Air Freight & Logistics - 0.2%
Atlas Air Worldwide Holdings, Inc.*	3,621	215,486
HUB Group, Inc. Class A*(a)	1,850	69,671

Total Air Freight & Logistics		285,157

Airlines - 0.8%
Alaska Air Group, Inc.*	6,067	415,347
JetBlue Airways Corp.*(a)	23,426	142,899
US Airways Group, Inc.*(a)	54,998	490,032

Total Airlines		1,048,278

Auto Components - 0.7%
Cooper Tire & Rubber Co.	7,528	148,979
Federal-Mogul Corp.*(a)	12,098	276,197
Gentex Corp.(a)	7,224	218,381
Goodyear Tire & Rubber Co. (The)*	12,280	205,936
Tenneco, Inc.*(a)	2,911	128,288

Total Auto Components		977,781

Automobiles - 0.1%
Thor Industries, Inc.(a)	5,262	151,756

Beverages - 0.0%
Boston Beer Co., Inc. Class A*(a)	771	69,082

Biotechnology - 0.7%
BioMarin Pharmaceutical, Inc.*	13,076	355,798
Cubist Pharmaceuticals, Inc.*	7,348	264,454
Myriad Genetics, Inc.*(a)	9,915	225,170
United Therapeutics Corp.*	2,229	122,818

Total Biotechnology		968,240

Building Products - 1.8%
A.O. Smith Corp.	3,590	151,857
Armstrong World Industries, Inc.(a)	1,022	46,562
Lennox International, Inc.(a)	3,220	138,686
Masco Corp.(a)	1,845	22,195
Owens Corning*	53,768	2,008,235
Simpson Manufacturing Co., Inc.	2,460	73,480

Total Building Products		2,441,015

Capital Markets - 3.1%
American Capital Ltd.*	148,043	1,470,067
Apollo Investment Corp.	7,461	76,177
Ares Capital Corp.	57,532	924,539
BGC Partners, Inc. Class A(a)	1,643	12,700
Eaton Vance Corp.(a)	8,637	261,097
Evercore Partners, Inc. Class A(a)	259	8,630
Federated Investors, Inc. Class B(a)	9,527	227,124
GAMCO Investors, Inc. Class A	1,675	77,536
Greenhill & Co., Inc.(a)	955	51,398
Janus Capital Group, Inc.	16,881	159,357
Knight Capital Group, Inc. Class A*	16,614	183,086
Raymond James Financial, Inc.(a)	10,729	344,937
Waddell & Reed Financial, Inc. Class A	6,750	245,362

Total Capital Markets		4,042,010

Chemicals - 3.3%
Ashland, Inc.	9,100	588,042
Cabot Corp.	6,134	244,563
Cytec Industries, Inc.	4,046	231,391
Huntsman Corp.	1,529	28,822
Intrepid Potash, Inc.*(a)	1,611	52,357
Minerals Technologies, Inc.	1,448	95,988
NewMarket Corp.(a)	2,202	375,903
Olin Corp.(a)	4,004	90,731
OM Group, Inc.*	2,883	117,165
PolyOne Corp.	8,032	124,255
Rockwood Holdings, Inc.*	5,602	309,735
RPM International, Inc.	12,122	279,048
Scotts Miracle-Gro Co. (The) Class A	6,610	339,159
Sensient Technologies Corp.	4,693	173,969
Solutia, Inc.*	2,554	58,359
Valhi, Inc.	2,431	120,748
Valspar Corp.	9,391	338,639
W.R. Grace & Co.*(a)	9,760	445,349
Westlake Chemical Corp.	5,791	300,553

Total Chemicals		4,314,776

Commercial Banks - 3.0%
Bank of Hawaii Corp.(a)	6,179	287,447
BOK Financial Corp.(a)	7,003	383,554
City National Corp.	2,686	145,716
Commerce Bancshares, Inc.	8,219	353,417
Cullen/Frost Bankers, Inc.(a)	5,527	314,210
East West Bancorp, Inc.(a)	2,753	55,638
First Citizens BancShares, Inc. Class A	729	136,483
FirstMerit Corp.(a)	6,687	110,402
Fulton Financial Corp.(a)	16,225	173,770
Hancock Holding Co.(a)	2,973	92,104
Iberiabank Corp.(a)	2,906	167,502
International Bancshares Corp.	11,251	188,229
Investors Bancorp, Inc.*	6,002	85,228
Prosperity Bancshares, Inc.(a)	5,248	229,967
Signature Bank*(a)	3,003	171,772
SVB Financial Group*	2,590	154,649
TCF Financial Corp.	14,399	198,706
Trustmark Corp.(a)	5,685	133,086
UMB Financial Corp.(a)	3,574	149,679
United Bankshares, Inc.(a)	4,092	100,172
Valley National Bancorp(a)	14,668	199,632
Westamerica Bancorp.	2,663	131,153

Total Commercial Banks		3,962,516

Commercial Services & Supplies - 2.4%
ABM Industries, Inc.(a)	3,689	86,101
Brink’s Co. (The)(a)	9,922	295,973
Cintas Corp.	12,036	397,549
Clean Harbors, Inc.*(a)	2,283	235,720
Copart, Inc.*(a)	6,545	304,997
Corrections Corp. of America*	10,076	218,145
Covanta Holding Corp.	6,167	101,694
Deluxe Corp.	11,153	275,591
Geo Group, Inc. (The)*	3,483	80,214
Herman Miller, Inc.(a)	1,734	47,199
Higher One Holdings, Inc.*(a)	1,928	36,478
HNI Corp.(a)	1,167	29,315

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    131

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

June 30, 2011

Investments	Shares	Fair Value
Kar Auction Services, Inc.*	7,907	$149,521
R.R. Donnelley & Sons Co.(a)	12,118	237,634
Rollins, Inc.	7,012	142,905
Tetra Tech, Inc.*	4,692	105,570
United Stationers, Inc.(a)	5,094	180,480
Waste Connections, Inc.(a)	7,170	227,504

Total Commercial Services & Supplies		3,152,590

Communications Equipment - 1.4%
Acme Packet, Inc.*	1,124	78,826
ADTRAN, Inc.	4,041	156,427
Arris Group, Inc.*	12,564	145,868
Blue Coat Systems, Inc.*(a)	3,079	67,307
Brocade Communications Systems, Inc.*	37,315	241,055
EchoStar Corp. Class A*	360	13,115
Finisar Corp.*	507	9,141
InterDigital, Inc.	6,428	262,584
Loral Space & Communications, Inc.*	2,902	201,602
Netgear, Inc.*	2,205	96,403
Plantronics, Inc.(a)	4,143	151,344
Polycom, Inc.*(a)	2,105	135,352
Tellabs, Inc.	54,404	250,802
Viasat, Inc.*(a)	931	40,284

Total Communications Equipment		1,850,110

Computers & Peripherals - 0.7%
Diebold, Inc.	5,164	160,136
Lexmark International, Inc. Class A*	13,726	401,623
NCR Corp.*	15,938	301,069
QLogic Corp.*	6,742	107,332

Total Computers & Peripherals		970,160

Construction & Engineering - 1.1%
Aecom Technology Corp.*(a)	13,377	365,727
EMCOR Group, Inc.*(a)	2,258	66,182
MasTec, Inc.*(a)	7,813	154,072
Quanta Services, Inc.*	13,418	271,044
Shaw Group, Inc. (The)*(a)	4,037	121,958
URS Corp.*	9,519	425,880

Total Construction & Engineering		1,404,863

Construction Materials - 0.1%
Eagle Materials, Inc.	1,537	42,836
Martin Marietta Materials, Inc.(a)	1,430	114,357

Total Construction Materials		157,193

Consumer Finance - 0.4%
Credit Acceptance Corp.*	4,171	352,325
Ezcorp, Inc. Class A*	5,595	199,042

Total Consumer Finance		551,367

Containers & Packaging - 2.3%
Aptargroup, Inc.	5,685	297,553
Bemis Co., Inc.(a)	8,244	278,482
Graphic Packaging Holding Co.*(a)	10,790	58,698
Greif, Inc. Class A	4,310	280,279
Packaging Corp. of America	13,239	370,560
Rock-Tenn Co. Class A	6,197	411,109
Sealed Air Corp.	17,105	406,928
Silgan Holdings, Inc.(a)	6,681	273,720
Sonoco Products Co.	10,515	373,703
Temple-Inland, Inc.	11,185	332,642

Total Containers & Packaging		3,083,674

Distributors - 0.2%
LKQ Corp.*	11,112	289,912

Diversified Consumer Services - 3.7%
Career Education Corp.*(a)	19,098	403,923
Coinstar, Inc.*(a)	1,485	80,992
DeVry, Inc.	10,634	628,788
Education Management Corp.*(a)	21,118	505,565
H&R Block, Inc.(a)	61,601	988,080
Hillenbrand, Inc.(a)	7,456	176,334
ITT Educational Services, Inc.*(a)	9,579	749,461
Service Corp. International	38,845	453,710
Sotheby’s(a)	4,433	192,836
Strayer Education, Inc.(a)	1,272	160,768
Weight Watchers International, Inc.	7,177	541,648

Total Diversified Consumer Services		4,882,105

Diversified Financial Services - 0.2%
CBOE Holdings, Inc.(a)	7,044	173,282
Portfolio Recovery Associates, Inc.*(a)	1,438	121,928

Total Diversified Financial Services		295,210

Diversified Telecommunication Services - 0.8%
AboveNet, Inc.	7,112	501,111
tw telecom, inc.*	25,220	517,767

Total Diversified Telecommunication Services		1,018,878

Electric Utilities - 2.7%
ALLETE, Inc.(a)	3,313	135,966
Cleco Corp.(a)	12,429	433,151
DPL, Inc.	16,343	492,905
El Paso Electric Co.(a)	4,565	147,449
Great Plains Energy, Inc.(a)	19,723	408,858
Hawaiian Electric Industries, Inc.	6,537	157,280
IDACORP, Inc.	6,414	253,353
ITC Holdings Corp.	3,618	259,664
NV Energy, Inc.	26,404	405,301
Portland General Electric Co.(a)	7,215	182,395
UIL Holdings Corp.(a)	3,105	100,447
Unisource Energy Corp.(a)	5,210	194,489
Westar Energy, Inc.(a)	13,726	369,367

Total Electric Utilities		3,540,625

Electrical Equipment - 1.4%
Acuity Brands, Inc.(a)	1,925	107,376
American Superconductor Corp.*(a)	1,402	12,674
Belden, Inc.	3,091	107,752
Brady Corp. Class A(a)	3,996	128,112
EnerSys*(a)	4,300	148,006
General Cable Corp.*(a)	1,254	53,395
GrafTech International Ltd.*	9,955	201,788
Hubbell, Inc. Class B	5,464	354,887
II-VI, Inc.*	3,486	89,242
Regal-Beloit Corp.(a)	3,755	250,721
Thomas & Betts Corp.*	4,496	242,110
Woodward, Inc.(a)	4,520	157,567

Total Electrical Equipment		1,853,630

Electronic Equipment, Instruments & Components - 2.8%
Anixter International, Inc.(a)	2,316	151,327
Arrow Electronics, Inc.*(a)	18,325	760,487
AVX Corp.	20,760	316,382
Cognex Corp.(a)	2,205	78,123
Ingram Micro, Inc. Class A*	26,512	480,928
IPG Photonics Corp.*	1,532	111,392
Itron, Inc.*	2,498	120,304
Jabil Circuit, Inc.(a)	17,677	357,075
Molex, Inc.(a)	11,276	290,583
National Instruments Corp.	4,520	134,199
Plexus Corp.*(a)	4,969	172,971
Tech Data Corp.*(a)	7,546	368,924

See Notes to Schedule of Investments.

132     WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

June 30, 2011

Investments	Shares	Fair Value
Vishay Intertechnology, Inc.*(a)	25,901	$389,551

Total Electronic Equipment, Instruments & Components		3,732,246

Energy Equipment & Services - 2.8%
Atwood Oceanics, Inc.*	10,957	483,532
Bristow Group, Inc.	3,441	175,560
CARBO Ceramics, Inc.(a)	1,083	176,475
Dresser-Rand Group, Inc.*(a)	5,126	275,522
Dril-Quip, Inc.*	2,249	152,550
Lufkin Industries, Inc.	912	78,478
Oceaneering International, Inc.	8,462	342,711
Oil States International, Inc.*(a)	4,148	331,467
Patterson-UTI Energy, Inc.	2,598	82,123
Rowan Cos., Inc.*	13,549	525,837
RPC, Inc.(a)	7,271	178,430
SEACOR Holdings, Inc.	3,272	327,069
Tidewater, Inc.(a)	5,082	273,462
Unit Corp.*	4,641	282,776

Total Energy Equipment & Services		3,685,992

Food & Staples Retailing - 0.6%
BJ’s Wholesale Club, Inc.*	4,709	237,098
Casey’s General Stores, Inc.(a)	4,222	185,768
Ruddick Corp.	4,257	185,350
United Natural Foods, Inc.*	2,876	122,719

Total Food & Staples Retailing		730,935

Food Products - 1.7%
Corn Products International, Inc.	5,737	317,141
Dean Foods Co.*	31,839	390,665
Flowers Foods, Inc.(a)	11,910	262,496
Hain Celestial Group, Inc. (The)*	1,874	62,517
Lancaster Colony Corp.(a)	3,059	186,048
Pilgrim’s Pride Corp.*(a)	24,014	129,916
Ralcorp Holdings, Inc.*(a)	5,911	511,774
Smithfield Foods, Inc.*	4,455	97,431
Tootsie Roll Industries, Inc.(a)	3,627	106,126
TreeHouse Foods, Inc.*	2,490	135,979

Total Food Products		2,200,093

Gas Utilities - 2.1%
AGL Resources, Inc.(a)	10,467	426,111
Atmos Energy Corp.(a)	9,752	324,254
New Jersey Resources Corp.(a)	4,202	187,451
Nicor, Inc.(a)	4,855	265,763
Northwest Natural Gas Co.(a)	2,557	115,397
Piedmont Natural Gas Co., Inc.(a)	6,010	181,863
Questar Corp.	25,804	456,989
South Jersey Industries, Inc.	1,942	105,470
Southwest Gas Corp.	4,561	176,100
UGI Corp.	11,756	374,899
WGL Holdings, Inc.(a)	3,689	141,990

Total Gas Utilities		2,756,287

Health Care Equipment & Supplies - 2.1%
Align Technology, Inc.*(a)	5,938	135,386
Cooper Cos., Inc. (The)	3,030	240,097
Gen-Probe, Inc.*	2,652	183,386
Haemonetics Corp.*	1,511	97,263
Hill-Rom Holdings, Inc.(a)	4,219	194,243
IDEXX Laboratories, Inc.*(a)	3,021	234,309
Immucor, Inc.*	6,369	130,055
Integra LifeSciences Holdings Corp.*	2,055	98,249
Kinetic Concepts, Inc.*	9,342	538,379
Masimo Corp.(a)	3,623	107,531
Sirona Dental Systems, Inc.*	3,440	182,664
STERIS Corp.	2,370	82,902
Teleflex, Inc.	4,227	258,101
Thoratec Corp.*	3,157	103,613
West Pharmaceutical Services, Inc.(a)	2,967	129,836

Total Health Care Equipment & Supplies		2,716,014

Health Care Providers & Services - 5.3%
Accretive Health, Inc.*(a)	1,343	38,665
AMERIGROUP Corp.*(a)	7,913	557,629
Catalyst Health Solutions, Inc.*	2,515	140,387
Centene Corp.*(a)	5,756	204,511
Chemed Corp.	1,928	126,323
Community Health Systems, Inc.*	12,053	309,521
Coventry Health Care, Inc.*	33,585	1,224,845
Health Management Associates, Inc. Class A*	25,163	271,257
Health Net, Inc.*(a)	6,958	223,282
Healthsouth Corp.*	9,420	247,275
Healthspring, Inc.*	10,360	477,700
HMS Holdings Corp.*(a)	931	71,566
LifePoint Hospitals, Inc.*	6,511	254,450
Lincare Holdings, Inc.	10,407	304,613
Magellan Health Services, Inc.*	5,055	276,711
Mednax, Inc.*	4,671	337,199
Omnicare, Inc.(a)	12,441	396,743
Owens & Minor, Inc.(a)	6,612	228,048
Patterson Cos., Inc.(a)	11,631	382,544
PSS World Medical, Inc.*(a)	4,686	131,255
Universal American Corp.	16,920	185,274
Universal Health Services, Inc. Class B	9,335	481,032
VCA Antech, Inc.*	7,766	164,639

Total Health Care Providers & Services		7,035,469

Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc.*	1,489	28,916
athenahealth, Inc.*(a)	407	16,728
Emdeon, Inc. Class A*	1,873	24,574
MedAssets, Inc.*	2,229	29,780
Quality Systems, Inc.(a)	1,208	105,458

Total Health Care Technology		205,456

Hotels, Restaurants & Leisure - 1.2%
Bally Technologies, Inc.*	3,865	157,228
Brinker International, Inc.	8,604	210,454
Cheesecake Factory, Inc. (The)*	2,969	93,137
Choice Hotels International, Inc.(a)	4,583	152,889
Cracker Barrel Old Country Store, Inc.(a)	2,560	126,234
International Speedway Corp. Class A	3,531	100,316
Life Time Fitness, Inc.*(a)	3,138	125,237
Panera Bread Co. Class A*	1,559	195,904
PF Chang’s China Bistro, Inc.(a)	1,436	57,785
SIX Flags Entertainment Corp.(a)	2,806	105,085
Texas Roadhouse, Inc.	5,012	87,885
Vail Resorts, Inc.(a)	822	37,993
WMS Industries, Inc.*(a)	3,913	120,207

Total Hotels, Restaurants & Leisure		1,570,354

Household Durables - 2.1%
D.R. Horton, Inc.(a)	34,726	400,044
Harman International Industries, Inc.	2,695	122,811
Jarden Corp.	4,529	156,296
Leggett & Platt, Inc.(a)	12,854	313,380
Lennar Corp. Class A(a)	8,433	153,059
MDC Holdings, Inc.(a)	5,354	131,923
Mohawk Industries, Inc.*(a)	4,266	255,917
NVR, Inc.*	487	353,309
Tempur-Pedic International, Inc.*(a)	6,153	417,296

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    133

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

June 30, 2011

Investments	Shares	Fair Value
Tupperware Brands Corp.	7,464	$503,447

Total Household Durables		2,807,482

Independent Power Producers & Energy Traders - 0.0%
Ormat Technologies, Inc.(a)	1,200	26,412

Industrial Conglomerates - 0.5%
Carlisle Cos., Inc.	5,461	268,845
Seaboard Corp.	156	377,208

Total Industrial Conglomerates		646,053

Insurance - 7.5%
Alleghany Corp.*	881	293,470
American Financial Group, Inc.	22,246	793,960
American National Insurance Co.	2,073	160,657
Arthur J. Gallagher & Co.	7,170	204,632
Assurant, Inc.	22,833	828,153
Brown & Brown, Inc.(a)	9,735	249,800
CNO Financial Group, Inc.*	38,169	301,917
Delphi Financial Group, Inc. Class A(a)	10,152	296,540
Erie Indemnity Co. Class A	2,326	164,495
Fidelity National Financial, Inc. Class A(a)	35,316	555,874
First American Financial Corp.	14,112	220,853
Hanover Insurance Group, Inc. (The)	4,472	168,639
HCC Insurance Holdings, Inc.(a)	17,720	558,180
Markel Corp.*	855	339,272
Mercury General Corp.	5,893	232,715
Primerica, Inc.	21,400	470,158
ProAssurance Corp.*	5,147	360,290
Protective Life Corp.	19,525	451,613
Reinsurance Group of America, Inc.	12,210	743,101
RLI Corp.(a)	3,121	193,252
StanCorp Financial Group, Inc.(a)	7,786	328,491
Symetra Financial Corp.	19,081	256,258
Transatlantic Holdings, Inc.	11,694	573,123
Unitrin, Inc.	11,978	355,387
W.R. Berkley Corp.	24,803	804,609

Total Insurance		9,905,439

Internet & Catalog Retail - 0.1%
HSN, Inc.*	5,013	165,028

Internet Software & Services - 0.5%
Ancestry.com, Inc.*(a)	1,826	75,578
Digital River, Inc.*(a)	1,062	34,154
Equinix, Inc.*	758	76,573
j2 Global Communications, Inc.*	3,912	110,436
OpenTable, Inc.*	308	25,601
Rackspace Hosting, Inc.*(a)	2,113	90,310
ValueClick, Inc.*(a)	7,329	121,661
WebMD Health Corp.*	3,001	136,786

Total Internet Software & Services		671,099

IT Services - 3.5%
Acxiom Corp.*	4,584	60,096
Alliance Data Systems Corp.*(a)	4,367	410,804
Broadridge Financial Solutions, Inc.	15,203	365,936
CACI International, Inc. Class A*(a)	3,304	208,416
Convergys Corp.*	13,787	188,055
CoreLogic, Inc.*	7,374	123,220
DST Systems, Inc.	8,625	455,400
Gartner, Inc.*(a)	3,920	157,937
Global Payments, Inc.(a)	7,067	360,417
iGate Corp.	3,582	58,458
Jack Henry & Associates, Inc.	6,633	199,056
Lender Processing Services, Inc.	16,009	334,748
Mantech International Corp. Class A(a)	4,817	213,971
NeuStar, Inc. Class A*	6,584	172,501
Sapient Corp.(a)	12,705	190,956
SRA International, Inc. Class A*	5,702	176,306
Syntel, Inc.	3,896	230,331
TeleTech Holdings, Inc.*	4,528	95,450
Total System Services, Inc.	21,432	398,207
VeriFone Systems, Inc.*	2,054	91,095
Wright Express Corp.*	2,728	142,047

Total IT Services		4,633,407

Leisure Equipment & Products - 0.3%
Eastman Kodak Co.*(a)	8,375	29,983
Polaris Industries, Inc.	2,736	304,161

Total Leisure Equipment & Products		334,144

Life Sciences Tools & Services - 0.9%
Bio-Rad Laboratories, Inc. Class A*(a)	2,344	279,780
Bruker Corp.*(a)	10,190	207,469
Charles River Laboratories International, Inc.*	1,071	43,536
Covance, Inc.*(a)	2,414	143,319
PerkinElmer, Inc.	6,735	181,239
Pharmaceutical Product Development, Inc.	6,017	161,496
Techne Corp.	2,647	220,680

Total Life Sciences Tools & Services		1,237,519

Machinery - 4.1%
Actuant Corp. Class A	3,813	102,303
CLARCOR, Inc.(a)	3,345	158,151
Crane Co.	5,753	284,256
Gardner Denver, Inc.	3,416	287,115
Graco, Inc.(a)	3,780	191,495
Harsco Corp.	5,039	164,271
IDEX Corp.	5,932	271,982
Kaydon Corp.	2,032	75,834
Kennametal, Inc.(a)	3,712	156,683
Lincoln Electric Holdings, Inc.	5,135	184,090
Middleby Corp.*	1,297	121,970
Mueller Industries, Inc.	2,545	96,481
Navistar International Corp.*	6,937	391,663
Nordson Corp.	2,234	122,535
Oshkosh Corp.*	36,104	1,044,850
Pentair, Inc.(a)	7,671	309,601
Sauer-Danfoss, Inc.*	1,058	53,313
Snap-On, Inc.(a)	4,304	268,914
SPX Corp.	3,812	315,100
Toro Co. (The)	2,238	135,399
Trinity Industries, Inc.(a)	3,951	137,811
Valmont Industries, Inc.(a)	1,624	156,537
Wabtec Corp.	3,601	236,658
Watts Water Technologies, Inc. Class A(a)	2,797	99,042

Total Machinery		5,366,054

Marine - 0.3%
Alexander & Baldwin, Inc.(a)	2,254	108,553
Kirby Corp.*(a)	4,133	234,217

Total Marine		342,770

Media - 2.0%
Cinemark Holdings, Inc.	13,227	273,931
DreamWorks Animation SKG, Inc. Class A*(a)	6,674	134,147
Gannett Co., Inc.(a)	49,663	711,174
John Wiley & Sons, Inc. Class A	5,574	289,904
Madison Square Garden, Inc. Class A*	4,636	127,629
Meredith Corp.(a)	4,538	141,268

See Notes to Schedule of Investments.

134    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

June 30, 2011

Investments	Shares	Fair Value
Morningstar, Inc.(a)	2,189	$133,048
New York Times Co. (The) Class A*(a)	9,149	79,779
Regal Entertainment Group Class A(a)	11,449	141,395
Valassis Communications, Inc.*(a)	3,839	116,322
Washington Post Co. (The) Class B(a)	1,185	496,456

Total Media		2,645,053

Metals & Mining - 1.2%
AK Steel Holding Corp.	6,217	97,980
Allied Nevada Gold Corp.*(a)	2,684	94,933
Compass Minerals International, Inc.(a)	2,700	232,389
Globe Specialty Metals, Inc.	1,659	37,195
Hecla Mining Co.*	10,626	81,714
Reliance Steel & Aluminum Co.	7,948	394,618
Royal Gold, Inc.(a)	820	48,028
Schnitzer Steel Industries, Inc. Class A	1,949	112,262
Steel Dynamics, Inc.(a)	14,873	241,686
Stillwater Mining Co.*(a)	2,213	48,708
Titanium Metals Corp.(a)	5,658	103,655
Worthington Industries, Inc.(a)	6,512	150,427

Total Metals & Mining		1,643,595

Multiline Retail - 0.7%
99 Cents Only Stores*	6,847	138,583
Big Lots, Inc.*	12,524	415,171
Dillard’s, Inc. Class A(a)	6,244	325,562
Saks, Inc.*(a)	2,959	33,052

Total Multiline Retail		912,368

Multi-Utilities - 1.2%
Avista Corp.	6,919	177,749
Black Hills Corp.(a)	3,288	98,936
Integrys Energy Group, Inc.	5,662	293,518
MDU Resources Group, Inc.	18,447	415,057
TECO Energy, Inc.	21,495	406,041
Vectren Corp.	8,851	246,589

Total Multi-Utilities		1,637,890

Office Electronics - 0.1%
Zebra Technologies Corp. Class A*	3,646	153,752

Oil, Gas & Consumable Fuels - 3.2%
Berry Petroleum Co. Class A	3,623	192,490
Bill Barrett Corp.*	4,042	187,347
Brigham Exploration Co.*(a)	1,786	53,455
Cabot Oil & Gas Corp.(a)	3,846	255,028
Energen Corp.	9,198	519,687
EXCO Resources, Inc.(a)	50,529	891,837
Forest Oil Corp.*	11,081	295,974
HollyFrontier Corp.*(a)	1,986	137,828
Northern Oil and Gas, Inc.*(a)	484	10,721
Quicksilver Resources, Inc.*(a)	12,467	184,013
Rosetta Resources, Inc.*	1,231	63,446
SM Energy Co.	1,765	129,692
Southern Union Co.	13,436	539,455
Swift Energy Co.*	2,006	74,764
W&T Offshore, Inc.	14,687	383,624
World Fuel Services Corp.	7,000	251,510

Total Oil, Gas & Consumable Fuels		4,170,871

Paper & Forest Products - 0.1%
Schweitzer-Mauduit International, Inc.(a)	1,741	97,757

Personal Products - 0.2%
Nu Skin Enterprises, Inc. Class A	6,514	244,601

Pharmaceuticals - 0.8%
Impax Laboratories, Inc.*(a)	22,444	489,055
Medicis Pharmaceutical Corp. Class A(a)	7,390	282,076
Par Pharmaceutical Cos., Inc.*	3,232	106,591
Viropharma, Inc.*	8,985	166,223

Total Pharmaceuticals		1,043,945

Professional Services - 0.6%
Corporate Executive Board Co. (The)	2,003	87,431
CoStar Group, Inc.*	409	24,246
Dun & Bradstreet Corp.	4,079	308,128
FTI Consulting, Inc.*(a)	4,396	166,784
Towers Watson & Co. Class A	2,344	154,024

Total Professional Services		740,613

Real Estate Investment Trusts (REITs) - 1.7%
Alexander’s, Inc.	257	102,029
Alexandria Real Estate Equities, Inc.	954	73,859
American Campus Communities, Inc.	981	34,845
BioMed Realty Trust, Inc.	1,283	24,685
BRE Properties, Inc.(a)	297	14,814
CommonWealth REIT	3,109	80,337
Corporate Office Properties Trust SBI MD	822	25,572
DuPont Fabros Technology, Inc.(a)	1,225	30,870
EastGroup Properties, Inc.(a)	770	32,733
Entertainment Properties Trust(a)	2,285	106,710
Equity Lifestyle Properties, Inc.	1,150	71,806
Equity One, Inc.(a)	2,169	40,430
Essex Property Trust, Inc.	489	66,157
Extra Space Storage, Inc.(a)	2,254	48,078
Healthcare Realty Trust, Inc.	910	18,773
Highwoods Properties, Inc.(a)	1,336	44,262
Home Properties, Inc.	465	28,309
Hospitality Properties Trust	8,617	208,962
Liberty Property Trust(a)	2,105	68,581
Mack-Cali Realty Corp.	2,255	74,280
Medical Properties Trust, Inc.(a)	2,599	29,889
Mid-America Apartment Communities, Inc.(a)	390	26,313
National Health Investors, Inc.	2,263	100,545
National Retail Properties, Inc.(a)	2,430	59,559
Omega Healthcare Investors, Inc.	4,319	90,742
Potlatch Corp.(a)	1,216	42,888
PS Business Parks, Inc.	1,058	58,296
Realty Income Corp.	4,437	148,595
Regency Centers Corp.	1,829	80,421
Senior Housing Properties Trust	8,880	207,881
Tanger Factory Outlet Centers	1,727	46,232
Taubman Centers, Inc.	676	40,019
Washington Real Estate Investment Trust	1,302	42,341
Weingarten Realty Investors(a)	2,553	64,233

Total Real Estate Investment Trusts (REITs)		2,234,046

Real Estate Management & Development - 0.3%
Forest City Enterprises, Inc. Class A*(a)	10,442	194,952
Jones Lang LaSalle, Inc.	2,239	211,138

Total Real Estate Management & Development		406,090

Road & Rail - 1.0%
Amerco, Inc.*(a)	1,934	185,954
Avis Budget Group, Inc.*	4,400	75,196
Con-way, Inc.	230	8,926
Dollar Thrifty Automotive Group*	2,601	191,798
Genesee & Wyoming, Inc. Class A*(a)	2,227	130,591
Heartland Express, Inc.(a)	4,667	77,286
Knight Transportation, Inc.(a)	4,573	77,695
Landstar System, Inc.	3,214	149,387
Old Dominion Freight Line, Inc.*(a)	3,235	120,665
Ryder System, Inc.	2,903	165,036

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    135

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

June 30, 2011

Investments	Shares	Fair Value
Werner Enterprises, Inc.	4,941	$123,772

Total Road & Rail		1,306,306

Semiconductors & Semiconductor Equipment - 4.4%
Amkor Technology, Inc.*(a)	57,656	355,737
Cymer, Inc.*(a)	2,473	122,438
Cypress Semiconductor Corp.*	6,003	126,903
Diodes, Inc.*(a)	3,763	98,214
Fairchild Semiconductor International, Inc.*	12,647	211,331
Hittite Microwave Corp.*(a)	1,760	108,962
International Rectifier Corp.*(a)	6,241	174,561
Intersil Corp. Class A(a)	1,831	23,528
LSI Corp.*	28,741	204,636
MEMC Electronic Materials, Inc.*	270	2,303
Microsemi Corp.*(a)	3,980	81,590
National Semiconductor Corp.	29,577	727,890
Novellus Systems, Inc.*(a)	10,492	379,181
Omnivision Technologies, Inc.*	2,815	97,990
ON Semiconductor Corp.*	51,393	538,085
PMC - Sierra, Inc.*(a)	16,858	127,615
Power Integrations, Inc.(a)	2,028	77,936
Rambus, Inc.*(a)	1,292	18,967
RF Micro Devices, Inc.*(a)	23,201	141,990
Semtech Corp.*(a)	1,264	34,558
Silicon Laboratories, Inc.*	3,410	140,697
Spansion, Inc. Class A*	22,402	431,687
SunPower Corp. Class A*(a)	3,226	62,359
Teradyne, Inc.*(a)	38,012	562,578
TriQuint Semiconductor, Inc.*	22,007	224,251
Varian Semiconductor Equipment Associates, Inc.*	7,187	441,569
Veeco Instruments, Inc.*(a)	6,696	324,153

Total Semiconductors & Semiconductor Equipment		5,841,709

Software - 1.8%
Advent Software, Inc.*(a)	1,118	31,494
Ariba, Inc.*(a)	724	24,956
Blackbaud, Inc.	1,691	46,874
Blackboard, Inc.*(a)	913	39,615
Cadence Design Systems, Inc.*(a)	29,917	315,923
CommVault Systems, Inc.*	1,115	49,562
Compuware Corp.*	11,561	112,835
Concur Technologies, Inc.*(a)	638	31,945
Fortinet, Inc.*	6,879	187,728
Informatica Corp.*(a)	2,653	155,015
JDA Software Group, Inc.*(a)	1,173	36,234
Lawson Software, Inc.*	2,876	32,269
Mentor Graphics Corp.*	2,497	31,987
MICROS Systems, Inc.*	4,320	214,747
Parametric Technology Corp.*(a)	1,000	22,930
Pegasystems, Inc.	307	14,291
Progress Software Corp.*(a)	2,457	59,287
Quest Software, Inc.*	5,164	117,378
SolarWinds, Inc.*	3,051	79,753
Solera Holdings, Inc.(a)	2,792	165,175
SS&C Technologies Holdings, Inc.*	2,456	48,801
Synopsys, Inc.*	13,687	351,893
Taleo Corp. Class A*	407	15,071
TIBCO Software, Inc.*	5,526	160,364
Ultimate Software Group, Inc.*	135	7,348

Total Software		2,353,475

Specialty Retail - 4.9%
Aaron’s, Inc.	8,770	247,840
Aeropostale, Inc.*	16,719	292,582
American Eagle Outfitters, Inc.	16,389	208,960
Ann, Inc.*	3,857	100,668
Ascena Retail Group, Inc.*	9,984	339,955
AutoNation, Inc.*(a)	13,227	484,240
Buckle, Inc. (The)(a)	5,188	221,528
Cabela’s, Inc.*(a)	4,381	118,944
Chico’s FAS, Inc.(a)	14,721	224,201
Childrens Place Retail Stores, Inc. (The)*	2,635	117,231
Collective Brands, Inc.*(a)	7,902	116,080
Dick’s Sporting Goods, Inc.*	6,962	267,689
DSW, Inc. Class A*(a)	4,157	210,386
Express, Inc.	12,096	263,693
Foot Locker, Inc.	10,249	243,516
GameStop Corp. Class A*(a)	28,137	750,414
JOS A Bank Clothiers, Inc.*(a)	3,125	156,281
Men’s Wearhouse, Inc. (The)(a)	3,576	120,511
OfficeMax, Inc.*(a)	3,709	29,116
Penske Automotive Group, Inc.(a)	9,462	215,166
Pier 1 Imports, Inc.*(a)	14,269	165,092
RadioShack Corp.	19,251	256,231
Rent-A-Center, Inc.	9,461	289,128
Sally Beauty Holdings, Inc.*(a)	16,195	276,935
Tractor Supply Co.	5,125	342,760
Ulta Salon Cosmetics & Fragrance, Inc.*(a)	2,637	170,297
Williams-Sonoma, Inc.	7,977	291,081

Total Specialty Retail		6,520,525

Textiles, Apparel & Luxury Goods - 1.8%
Carter’s, Inc.*(a)	7,325	225,317
Columbia Sportswear Co.(a)	1,945	123,313
CROCS, Inc.*	4,481	115,386
Deckers Outdoor Corp.*	2,642	232,866
Hanesbrands, Inc.*	11,298	322,558
Iconix Brand Group, Inc.*	7,493	181,331
Jones Group, Inc. (The)	6,450	69,983
Skechers U.S.A., Inc. Class A*(a)	11,776	170,516
Steven Madden Ltd.*(a)	3,783	141,900
Timberland Co. (The) Class A*	5,390	231,608
Under Armour, Inc. Class A*(a)	1,718	132,819
Warnaco Group, Inc. (The)*(a)	3,986	208,268
Wolverine World Wide, Inc.	4,912	205,076

Total Textiles, Apparel & Luxury Goods		2,360,941

Thrifts & Mortgage Finance - 0.6%
Astoria Financial Corp.	6,594	84,337
Capitol Federal Financial, Inc.	9,796	115,201
First Niagara Financial Group, Inc.(a)	21,589	284,975
Northwest Bancshares, Inc.	6,313	79,417
TFS Financial Corp.*	2,429	23,513
Washington Federal, Inc.	11,569	190,079

Total Thrifts & Mortgage Finance		777,522

Tobacco - 0.1%
Vector Group Ltd.(a)	4,981	88,612

Trading Companies & Distributors - 0.6%
Applied Industrial Technologies, Inc.	3,766	134,107
GATX Corp.(a)	3,066	113,810
MSC Industrial Direct Co. Class A	3,691	244,750
Watsco, Inc.(a)	1,701	115,651
WESCO International, Inc.*	3,223	174,332

Total Trading Companies & Distributors		782,650

Water Utilities - 0.1%
Aqua America, Inc.	8,729	191,863

Wireless Telecommunication Services - 0.4%
Telephone & Data Systems, Inc.(a)	6,970	216,628

See Notes to Schedule of Investments.

136    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree MidCap Earnings Fund (EZM)

June 30, 2011

Investments	Shares	Fair Value
United States Cellular Corp.*(a)	5,195	$251,542

Total Wireless Telecommunication Services		468,170

TOTAL COMMON STOCKS (Cost: $119,904,692)		131,224,856

EXCHANGE-TRADED FUND - 0.5%
WisdomTree MidCap Dividend Fund(b) (Cost: $623,336)	12,914	704,071

SHORT-TERM INVESTMENT - 0.4%

MONEY MARKET FUND - 0.4%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $481,611)	481,611	481,611

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 25.1%

MONEY MARKET FUND - 25.1%
Dreyfus Institutional Preferred Money Market Fund, 0.15%(d) (Cost: $33,202,787)(e)	33,202,787	33,202,787

TOTAL INVESTMENTS IN SECURITIES - 125.4% (Cost: $154,212,426)(f)		165,613,325
Liabilities in Excess of Other Assets - (25.4)%		(33,558,939)

NET ASSETS - 100.0%		$132,054,386

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2011 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2011.
(d)	Interest rate shown reflects yield as of June 30, 2011.
(e)	At June 30, 2011, the total market value of the Fund’s securities on loan was $32,272,256 and the total market value of the collateral held by the Fund was $33,202,787.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    137

Schedule of Investments (unaudited)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2011

Investments	Shares	Fair Value
COMMON STOCKS - 99.3%

Aerospace & Defense - 1.2%
AAR Corp.	9,337	$252,939
Aerovironment, Inc.*(a)	4,205	148,647
American Science & Engineering, Inc.	2,515	201,200
Astronics Corp.*(a)	2,322	71,518
Ceradyne, Inc.*	5,646	220,137
Ducommun, Inc.	4,832	99,394
GeoEye, Inc.*	2,299	85,983
Kratos Defense & Security Solutions,
Inc.*(a)	6,799	82,676
LMI Aerospace, Inc.*(a)	4,392	107,296
National Presto Industries, Inc.(a)	2,610	264,889
Orbital Sciences Corp.*	10,648	179,419

Total Aerospace & Defense		1,714,098

Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc.*	27,421	187,834
Forward Air Corp.(a)	4,822	162,935
Pacer International, Inc.*(a)	9,651	45,553
Park-Ohio Holdings Corp.*	2,373	50,165

Total Air Freight & Logistics		446,487

Airlines - 1.1%
Allegiant Travel Co.(a)	7,137	353,282
Hawaiian Holdings, Inc.*	48,460	276,222
Pinnacle Airlines Corp.*	16,299	73,997
Republic Airways Holdings, Inc.*(a)	85,252	465,476
Skywest, Inc.	25,702	387,072

Total Airlines		1,556,049

Auto Components - 1.2%
American Axle & Manufacturing Holdings, Inc.*	32,135	365,696
Amerigon, Inc.*(a)	4,112	71,467
Dorman Products, Inc.*(a)	6,090	241,042
Drew Industries, Inc.*	6,743	166,687
Exide Technologies*(a)	33,229	253,870
Fuel Systems Solutions, Inc.*(a)	10,723	267,539
Motorcar Parts of America, Inc.*	4,912	73,729
Spartan Motors, Inc.	3,323	17,944
Standard Motor Products, Inc.	6,138	93,482
Stoneridge, Inc.*	1,906	28,094
Superior Industries International, Inc.	7,267	160,673

Total Auto Components		1,740,223

Automobiles - 0.0%
Winnebago Industries, Inc.*(a)	651	6,289

Beverages - 0.3%
Coca-Cola Bottling Co. Consolidated	3,221	217,933
MGP Ingredients, Inc.*	4,465	38,890
National Beverage Corp.	14,198	208,001

Total Beverages		464,824

Biotechnology - 2.0%
Ariad Pharmaceuticals, Inc.*(a)	118,325	1,340,622
Emergent Biosolutions, Inc.*	7,130	160,781
Genomic Health, Inc.*(a)	429	11,973
GTX, Inc.*(a)	25,154	120,488
NABI Biopharmaceuticals*	7,272	39,123
Osiris Therapeutics, Inc.*(a)	5,119	39,621
PDL BioPharma, Inc.	126,246	741,064
Rigel Pharmaceuticals, Inc.*(a)	20,368	186,775
Sciclone Pharmaceuticals, Inc.*	26,814	161,957
Supergen, Inc.*	23,182	69,082
Zalicus, Inc.*(a)	10,070	23,967

Total Biotechnology		2,895,453

Building Products - 0.4%
AAON, Inc.(a)	6,310	137,810
Ameron International Corp.(a)	1,672	109,817
Apogee Enterprises, Inc.	1,371	17,563
Griffon Corp.*(a)	4,173	42,064
Insteel Industries, Inc.(a)	609	7,637
Quanex Building Products Corp.	8,971	147,035
Universal Forest Products, Inc.(a)	2,345	56,186

Total Building Products		518,112

Capital Markets - 4.2%
Arlington Asset Investment Corp. Class A(a)	4,227	132,686
Artio Global Investors, Inc. Class A(a)	31,037	350,718
BlackRock Kelso Capital Corp.(a)	39,060	350,368
Calamos Asset Management, Inc. Class A	7,984	115,928
Capital Southwest Corp.	3,293	303,845
Cohen & Steers, Inc.(a)	9,305	308,461
Diamond Hill Investment Group, Inc.	836	67,958
Duff & Phelps Corp. Class A	5,118	65,664
Epoch Holding Corp.	3,600	64,260
Fifth Street Finance Corp.(a)	11,335	131,486
Financial Engines, Inc.*(a)	18,702	484,756
GFI Group, Inc.	8,067	37,028
Gladstone Capital Corp.	8,060	74,474
Gladstone Investment Corp.	9,624	68,715
Gleacher & Co., Inc.*	4,353	8,880
Golub Capital BDC, Inc.	6,284	93,820
Harris & Harris Group, Inc.*	4,224	21,669
Hercules Technology Growth Capital, Inc.	691	7,269
HFF, Inc. Class A*	4,905	74,017
ICG Group, Inc.*(a)	13,023	159,271
International. FCStone, Inc.*(a)	3,085	74,688
Investment Technology Group, Inc.*(a)	6,102	85,550
JMP Group, Inc.	6,156	43,277
KBW, Inc.	5,133	95,987
Main Street Capital Corp.(a)	9,392	177,978
MCG Capital Corp.	4,327	26,308
Medallion Financial Corp.	945	9,214
MVC Capital, Inc.	11,765	155,651
Oppenheimer Holdings, Inc. Class A(a)	5,957	168,047
optionsXpress Holdings, Inc.	15,222	253,903
PennantPark Investment Corp.	16,082	180,279
Piper Jaffray Cos.*	3,524	101,527
Prospect Capital Corp.(a)	38,851	392,784
Solar Capital Ltd.	31,242	771,365
TICC Capital Corp.	26,013	249,725
Triangle Capital Corp.(a)	7,840	144,726
US Global Investors, Inc. Class A	3,063	22,054
Virtus Investment Partners, Inc.*	246	14,932
Westwood Holdings Group, Inc.(a)	1,441	54,902

Total Capital Markets		5,944,170

Chemicals - 3.0%
A. Schulman, Inc.(a)	9,698	244,293
Arch Chemicals, Inc.	9,334	321,463
Balchem Corp.(a)	4,889	214,040
Calgon Carbon Corp.*(a)	15,268	259,556
H.B. Fuller Co.	12,587	307,375
Hawkins, Inc.	2,923	105,871
Innophos Holdings, Inc.	4,675	228,140
Innospec, Inc.*	14,746	495,613

See Notes to Schedule of Investments.

138    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2011

Investments	Shares	Fair Value
KMG Chemicals, Inc.(a)	4,828	$81,303
Koppers Holdings, Inc.	3,931	149,103
Kraton Performance Polymers, Inc.*	15,543	608,819
Landec Corp.*	4,928	32,525
LSB Industries, Inc.*	1,913	82,106
NL Industries, Inc.(a)	6,718	123,342
Omnova Solutions, Inc.*	13,094	91,134
Quaker Chemical Corp.	4,416	189,932
Spartech Corp.*	4,134	25,176
Stepan Co.(a)	4,546	322,311
STR Holdings, Inc.*(a)	11,655	173,893
Zagg, Inc.*(a)	4,977	66,692
Zep, Inc.	3,874	73,219

Total Chemicals		4,195,906

Commercial Banks - 6.1%
1st Source Corp.(a)	7,344	152,315
1st United Bancorp, Inc.*	5,622	34,969
Ameris Bancorp*(a)	714	6,333
Arrow Financial Corp.(a)	4,197	102,701
Bancfirst Corp.	5,247	202,534
Bancorp Rhode Island, Inc.	1,498	67,889
BancorpSouth, Inc.	1,463	18,156
Bank of Marin Bancorp	1,920	67,910
Bank of the Ozarks, Inc.(a)	7,430	386,806
Bryn Mawr Bank Corp.	2,091	42,343
Camden National Corp.	3,069	100,694
Cardinal Financial Corp.	9,072	99,338
Chemical Financial Corp.(a)	3,742	70,200
Citizens & Northern Corp.	5,491	82,749
City Holding Co.(a)	5,820	192,235
Columbia Banking System, Inc.	3,863	66,521
Community Bank System, Inc.(a)	11,975	296,860
Community Trust Bancorp, Inc.(a)	5,643	156,424
CVB Financial Corp.(a)	44,471	411,357
Danvers Bancorp, Inc.	5,466	118,995
Eagle Bancorp, Inc.*	4,680	62,244
Enterprise Financial Services Corp.	619	8,375
Financial Institutions, Inc.(a)	4,590	75,368
First Bancorp(a)	5,045	51,661
First Commonwealth Financial Corp.(a)	9,973	57,245
First Financial Bancorp(a)	15,980	266,706
First Financial Bankshares, Inc.(a)	8,938	307,914
First Financial Corp.(a)	3,679	120,450
First Interstate Bancsystem, Inc.	12,739	187,773
First of Long Island Corp. (The)	3,131	87,324
FNB Corp.(a)	30,660	317,331
German American Bancorp, Inc.(a)	4,134	68,542
Glacier Bancorp, Inc.	14,652	197,509
Great Southern Bancorp, Inc.(a)	4,059	76,918
Heartland Financial USA, Inc.(a)	5,159	75,063
Home Bancshares, Inc.(a)	8,682	205,242
Hudson Valley Holding Corp.	741	14,309
Independent Bank Corp.(a)	7,420	194,775
Lakeland Bancorp, Inc.(a)	5,330	53,193
Lakeland Financial Corp.	5,029	111,946
MainSource Financial Group, Inc.	5,784	48,007
Merchants Bancshares, Inc.	3,163	77,399
National Bankshares, Inc.(a)	2,927	73,292
National Penn Bancshares, Inc.(a)	4,058	32,180
NBT Bancorp, Inc.	12,510	276,846
Northfield Bancorp, Inc.	5,449	76,613
Old National Bancorp(a)	11,433	123,476
OmniAmerican Bancorp, Inc.*	691	10,344
Orrstown Financial Services, Inc.(a)	2,805	73,800
Pacific Continental Corp.(a)	2,062	18,867
Park National Corp.(a)	5,169	340,430
Renasant Corp.(a)	1,315	19,054
Republic Bancorp, Inc. Class A	14,713	292,789
S&T Bancorp, Inc.(a)	8,555	159,037
S.Y. Bancorp, Inc.	4,270	99,277
Sandy Spring Bancorp, Inc.	1,839	33,084
Sierra Bancorp	4,165	47,148
Simmons First National Corp. Class A(a)	4,770	122,398
Southside Bancshares, Inc.(a)	10,991	218,171
Southwest Bancorp, Inc.*	5,561	54,442
StellarOne Corp.	2,250	27,248
Sterling Bancorp(a)	2,932	27,825
Sterling Bancshares, Inc.	1,060	8,650
Suffolk Bancorp(a)	3,467	48,399
Susquehanna Bancshares, Inc.	5,496	43,968
Texas Capital Bancshares, Inc.*(a)	8,202	211,858
Tompkins Financial Corp.(a)	4,432	173,912
Tower Bancorp, Inc.	1,670	45,758
TowneBank(a)	6,544	87,559
Trico Bancshares(a)	1,985	28,981
Union First Market Bankshares Corp.	5,782	70,425
Univest Corp. of Pennsylvania	3,413	53,345
Virginia Commerce Bancorp, Inc.*(a)	14,026	82,894
Washington Banking Co.	2,932	38,761
Washington Trust Bancorp, Inc.(a)	5,158	118,479
WesBanco, Inc.	9,560	187,950
Wilshire Bancorp, Inc.*	3,913	11,504
Wintrust Financial Corp.(a)	228	7,337

Total Commercial Banks		8,688,724

Commercial Services & Supplies - 2.5%
ACCO Brands Corp.*(a)	5,013	39,352
American Reprographics Co.*	1,165	8,237
APAC Customer Services, Inc.*	46,016	245,265
Consolidated Graphics, Inc.*	2,947	161,938
Courier Corp.	2,812	31,073
EnerNoc, Inc.*(a)	3,182	50,085
Ennis, Inc.	13,261	230,741
Fuel Tech, Inc.*	880	5,834
G&K Services, Inc. Class A	5,055	171,162
Healthcare Services Group, Inc.(a)	10,389	168,821
Innerworkings, Inc.*(a)	7,282	60,732
Interface, Inc. Class A(a)	8,916	172,703
Kimball International, Inc. Class B	2,597	16,699
Knoll, Inc.	7,041	141,313
M&F Worldwide Corp.*	28,730	742,383
McGrath Rentcorp	6,294	176,736
Metalico, Inc.*(a)	5,988	35,329
Mine Safety Appliances Co.	4,263	159,180
Mobile Mini, Inc.*(a)	4,321	91,562
Multi-Color Corp.	3,795	93,699
Schawk, Inc.(a)	7,491	124,051
Standard Parking Corp.*	4,194	66,978
SYKES Enterprises, Inc.*(a)	395	8,504
Team, Inc.*	3,753	90,560
U.S. Ecology, Inc.	3,362	57,490
UniFirst Corp.(a)	7,586	426,257

Total Commercial Services & Supplies		3,576,684

Communications Equipment - 1.2%
Anaren, Inc.*(a)	3,725	79,156
Bel Fuse, Inc. Class B	2,906	63,031
Black Box Corp.	6,105	190,903
Comtech Telecommunications Corp.	13,375	375,035
DG FastChannel, Inc.*	6,924	221,914
Digi International, Inc.*(a)	4,064	52,832

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    139

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2011

Investments	Shares	Fair Value
EMS Technologies, Inc.*	598	$19,716
Emulex Corp.*	7,743	66,590
Extreme Networks, Inc.*(a)	11,143	36,103
Globecomm Systems, Inc.*	5,283	82,204
Harmonic, Inc.*	6,180	44,681
KVH Industries, Inc.*	3,638	38,672
Oclaro, Inc.*(a)	3,542	23,802
Oplink Communications, Inc.*	4,158	77,464
Seachange International, Inc.*	5,104	55,021
Symmetricom, Inc.*	3,083	17,974
Tekelec*	18,331	167,362
Westell Technologies, Inc. Class A*	26,117	93,238

Total Communications Equipment		1,705,698

Computers & Peripherals - 0.7%
Hypercom Corp.*	2,232	21,941
Imation Corp.*(a)	1,764	16,652
Intevac, Inc.*	10,734	109,594
Rimage Corp.	2,671	35,871
STEC, Inc.*(a)	11,161	189,849
Stratasys, Inc.*(a)	1,320	44,484
Super Micro Computer, Inc.*(a)	13,439	216,233
Synaptics, Inc.*(a)	11,093	285,534

Total Computers & Peripherals		920,158

Construction & Engineering - 1.2%
Comfort Systems USA, Inc.(a)	7,861	83,405
Dycom Industries, Inc.*	1,890	30,883
Furmanite Corp.*	1,208	9,592
Great Lakes Dredge & Dock Corp.	19,317	107,789
Insituform Technologies, Inc. Class A*(a)	10,722	224,840
Layne Christensen Co.*	3,975	120,602
Michael Baker Corp.*	3,214	67,880
MYR Group, Inc.*(a)	4,255	99,567
Northwest Pipe Co.*	305	7,948
Orion Marine Group, Inc.*(a)	8,471	79,712
Primoris Services Corp.(a)	16,136	208,154
Sterling Construction Co., Inc.*(a)	4,150	57,145
Tutor Perini Corp.*	29,677	569,205

Total Construction & Engineering		1,666,722

Consumer Finance - 2.3%
Advance America, Cash Advance Centers, Inc.	41,618	286,748
Cash America International, Inc.(a)	16,385	948,200
Dollar Financial Corp.*	781	16,909
First Cash Financial Services, Inc.*	8,411	353,178
Nelnet, Inc. Class A(a)	46,413	1,023,871
World Acceptance Corp.*(a)	8,692	569,934

Total Consumer Finance		3,198,840

Containers & Packaging - 0.4%
Boise, Inc.	70,003	545,323
Myers Industries, Inc.(a)	3,328	34,212

Total Containers & Packaging		579,535

Distributors - 0.5%
Audiovox Corp. Class A*	11,605	87,734
Core-Mark Holding Co., Inc.*(a)	3,802	135,731
Pool Corp.	13,206	393,671
Weyco Group, Inc.	2,817	69,298

Total Distributors		686,434

Diversified Consumer Services - 3.1%
American Public Education, Inc.*(a)	4,399	195,799
Archipelago Learning, Inc.*(a)	878	8,657
Bridgepoint Education, Inc.*(a)	37,230	930,750
Capella Education Co.*(a)	5,218	218,373
Collectors Universe, Inc.	5,731	84,876
Corinthian Colleges, Inc.*(a)	179,931	766,506
CPI Corp.(a)	3,124	41,081
Grand Canyon Education, Inc.*	13,485	191,217
K12, Inc.*(a)	3,340	110,688
Lincoln Educational Services Corp.(a)	24,257	416,008
Mac-Gray Corp.(a)	1,399	21,615
Matthews International Corp. Class A(a)	10,233	410,855
Pre-Paid Legal Services, Inc.*(a)	5,373	357,251
Regis Corp.	24,278	371,939
Stewart Enterprises, Inc. Class A(a)	23,058	168,323
Universal Technical Institute, Inc.(a)	7,507	148,413

Total Diversified Consumer Services		4,442,351

Diversified Financial Services - 0.5%
Encore Capital Group, Inc.*	10,971	337,029
Interactive Brokers Group, Inc. Class A	6,468	101,224
Life Partners Holdings, Inc.(a)	10,960	37,703
MarketAxess Holdings, Inc.	7,122	178,477

Total Diversified Financial Services		654,433

Diversified Telecommunication Services - 0.8%
Atlantic Tele-Network, Inc.(a)	2,029	77,832
Cbeyond, Inc.*	466	6,165
Cincinnati Bell, Inc.*(a)	90,500	300,460
Consolidated Communications Holdings, Inc.	9,516	184,991
General Communication, Inc. Class A*(a)	3,068	37,031
IDT Corp. Class B	2,988	80,736
Iridium Communications, Inc.*(a)	4,099	35,456
Neutral Tandem, Inc.*	13,188	229,735
Premiere Global Services, Inc.*(a)	17,957	143,297

Total Diversified Telecommunication Services		1,095,703

Electric Utilities - 0.7%
Central Vermont Public Service Corp.	4,230	152,914
Empire District Electric Co. (The)(a)	11,752	226,344
MGE Energy, Inc.(a)	7,685	311,473
Otter Tail Corp.(a)	415	8,756
PNM Resources, Inc.(a)	15,390	257,629
Unitil Corp.	1,373	36,110

Total Electric Utilities		993,226

Electrical Equipment - 1.1%
Advanced Battery Technologies, Inc.*(a)	54,015	53,475
AZZ, Inc.(a)	4,435	203,123
Encore Wire Corp.	1,995	48,319
Franklin Electric Co., Inc.	5,201	244,187
Generac Holdings, Inc.*	17,163	332,962
Global Power Equipment Group, Inc.*(a)	8,225	218,127
LSI Industries, Inc.	2,372	18,834
Powell Industries, Inc.*(a)	6,469	236,118
PowerSecure International, Inc.*	2,736	19,754
Ultralife Corp.*	3,925	18,408
Vicor Corp.(a)	7,392	119,529

Total Electrical Equipment		1,512,836

Electronic Equipment, Instruments & Components - 4.2%
Benchmark Electronics, Inc.*(a)	24,148	398,442
Brightpoint, Inc.*	21,389	173,465
Checkpoint Systems, Inc.*	9,560	170,933
Coherent, Inc.*	4,309	238,158
CTS Corp.(a)	7,620	73,685
DDi Corp.	8,569	81,748
DTS, Inc.*	1,503	60,947
Electro Rent Corp.	5,143	88,048
FARO Technologies, Inc.*	1,053	46,121

See Notes to Schedule of Investments.

140    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2011

Investments	Shares	Fair Value
Insight Enterprises, Inc.*	25,596	$453,305
Kemet Corp.*	4,852	69,335
Littelfuse, Inc.	7,902	464,006
Measurement Specialties, Inc.*	3,958	141,301
Mercury Computer Systems, Inc.*	7,027	131,264
Methode Electronics, Inc.	6,897	80,074
MTS Systems Corp.	3,206	134,107
Multi-Fineline Electronix, Inc.*	6,429	138,931
Newport Corp.*	8,442	153,391
OSI Systems, Inc.*(a)	3,627	155,961
Park Electrochemical Corp.	6,602	184,526
Power-One, Inc.*(a)	41,312	334,627
Radisys Corp.*	772	5,628
Richardson Electronics Ltd.	11,372	154,546
Rofin-Sinar Technologies, Inc.*	4,755	162,383
Rogers Corp.*(a)	4,549	210,164
Sanmina-SCI Corp.*	42,674	440,822
Scansource, Inc.*(a)	8,890	333,197
SYNNEX Corp.*(a)	18,654	591,332
Tessco Technologies, Inc.	3,147	34,995
TTM Technologies, Inc.*	14,801	237,112
Zygo Corp.*	1,572	20,782

Total Electronic Equipment, Instruments & Components		5,963,336

Energy Equipment & Services - 1.0%
Bolt Technology Corp.*	1,907	23,647
Gulf Island Fabrication, Inc.	2,835	91,514
Gulfmark Offshore, Inc. Class A*	6,008	265,493
Hornbeck Offshore Services, Inc.*(a)	11,261	309,677
Matrix Service Co.*	2,960	39,605
Natural Gas Services Group, Inc.*	2,448	39,560
Newpark Resources*	22,521	204,265
OYO Geospace Corp.*(a)	434	43,400
PHI, Inc.*	2,598	56,455
Tetra Technologies, Inc.*	7,331	93,324
Willbros Group, Inc.*(a)	21,639	184,797

Total Energy Equipment & Services		1,351,737

Food & Staples Retailing - 1.1%
Andersons, Inc. (The)(a)	8,262	349,070
Ingles Markets, Inc. Class A	8,333	137,911
Nash Finch Co.	3,423	122,578
Pantry, Inc. (The)*	1,495	28,091
Pricesmart, Inc.(a)	6,882	352,565
Spartan Stores, Inc.	7,489	146,260
Village Super Market, Inc. Class A	3,975	110,147
Weis Markets, Inc.	9,300	378,789

Total Food & Staples Retailing		1,625,411

Food Products - 1.9%
B&G Foods, Inc.(a)	7,615	157,021
Calavo Growers, Inc.(a)	3,583	75,458
Cal-Maine Foods, Inc.(a)	12,079	386,045
Chiquita Brands International, Inc.*	9,877	128,599
Darling International, Inc.*(a)	18,657	330,229
Diamond Foods, Inc.	2,341	178,712
J&J Snack Foods Corp.	5,433	270,835
John B. Sanfilippo & Son, Inc.*	4,578	38,730
Omega Protein Corp.*(a)	6,841	94,406
Sanderson Farms, Inc.(a)	14,189	677,950
Seneca Foods Corp. Class A*(a)	6,075	155,398
Snyders-Lance, Inc.	7,627	164,972

Total Food Products		2,658,355

Gas Utilities - 0.3%
Chesapeake Utilities Corp.	3,381	135,341
Laclede Group, Inc. (The)	6,243	236,173

Total Gas Utilities		371,514

Health Care Equipment & Supplies - 2.2%
Abaxis, Inc.*	2,657	72,403
Accuray, Inc.*	1,027	8,226
Analogic Corp.(a)	1,732	91,086
Angiodynamics, Inc.*(a)	4,141	58,926
Arthrocare Corp.*	4,535	151,787
Atrion Corp.	620	122,636
Cantel Medical Corp.	4,718	126,961
Conceptus, Inc.*	2,035	23,748
Conmed Corp.*	5,637	160,542
CryoLife, Inc.*	4,611	25,822
Cyberonics, Inc.*	8,750	244,563
DynaVox, Inc. Class A*(a)	9,288	70,589
Exactech, Inc.*(a)	2,461	44,323
Greatbatch, Inc.*	6,249	167,598
ICU Medical, Inc.*	4,067	177,728
Invacare Corp.(a)	7,201	239,001
IRIS International, Inc.*	2,662	26,593
Kensey Nash Corp.*(a)	3,321	83,789
Medical Action Industries, Inc.*	6,750	55,013
Meridian Bioscience, Inc.(a)	6,180	149,000
Merit Medical Systems, Inc.*	7,925	142,412
Natus Medical, Inc.*	3,843	58,221
Neogen Corp.*(a)	2,452	110,855
NuVasive, Inc.*(a)	5,038	165,649
Quidel Corp.*(a)	3,675	55,676
RTI Biologics, Inc.*	8,266	22,401
SonoSite, Inc.*	1,119	39,355
Symmetry Medical, Inc.*	5,934	53,228
Synovis Life Technologies, Inc.*	1,493	26,008
Vascular Solutions, Inc.*	2,930	36,332
Wright Medical Group, Inc.*(a)	4,094	61,410
Young Innovations, Inc.(a)	2,503	71,386
Zoll Medical Corp.*	2,648	150,036

Total Health Care Equipment & Supplies		3,093,303

Health Care Providers & Services - 5.0%
Air Methods Corp.*(a)	3,533	264,056
Allied Healthcare International, Inc.*(a)	21,468	53,455
Almost Family, Inc.*	4,667	127,876
Amedisys, Inc.*(a)	25,915	690,117
American Dental Partners, Inc.*	4,333	56,156
Amsurg Corp.*	13,370	349,358
Assisted Living Concepts, Inc. Class A(a)	5,220	87,592
Bio-Reference Labs, Inc.*(a)	6,176	129,078
Bioscrip, Inc.*	40,872	265,259
Capital Senior Living Corp.*	2,941	27,322
Chindex International, Inc.*(a)	2,697	36,733
Continucare Corp.*	24,619	152,145
Corvel Corp.*	3,325	155,943
Cross Country Healthcare, Inc.*(a)	2,404	18,270
Ensign Group, Inc. (The)(a)	8,963	272,386
Five Star Quality Care, Inc.*	14,131	82,101
Gentiva Health Services, Inc.*(a)	15,621	325,386
Hanger Orthopedic Group, Inc.*(a)	8,153	199,504
Healthways, Inc.*(a)	19,304	293,035
IPC The Hospitalist Co., Inc.*	3,419	158,471
Kindred Healthcare, Inc.*(a)	21,075	452,480
Landauer, Inc.	2,126	130,940
LHC Group, Inc.*	10,302	237,564
Metropolitan Health Networks, Inc.*	28,518	136,601
Molina Healthcare, Inc.*	10,277	278,712
MWI Veterinary Supply, Inc.*	2,863	231,245

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    141

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2011

Investments	Shares	Fair Value
National Healthcare Corp.(a)	3,966	$196,595
PharMerica Corp.*	12,132	154,804
Providence Service Corp. (The)*	7,560	95,634
Rural/Metro Corp.*	2,801	48,289
Select Medical Holdings Corp.*	67,019	594,459
Team Health Holdings, Inc.*	11,322	254,858
Triple-S Management Corp. Class B*(a)	21,392	464,848
U.S. Physical Therapy, Inc.	3,633	89,844

Total Health Care Providers & Services		7,111,116

Health Care Technology - 0.2%
Computer Programs & Systems, Inc.	1,753	111,280
Medidata Solutions, Inc.*	2,940	70,178
Omnicell, Inc.*	2,557	39,864
Transcend Services, Inc.*	2,287	67,215

Total Health Care Technology		288,537

Hotels, Restaurants & Leisure - 3.2%
AFC Enterprises*	8,102	133,278
Ambassadors Group, Inc.	4,049	35,753
Ameristar Casinos, Inc.	4,807	113,974
Biglari Holdings, Inc.*	292	114,187
BJ’s Restaurants, Inc.*(a)	2,897	151,687
Bob Evans Farms, Inc.(a)	9,026	315,639
Boyd Gaming Corp.*(a)	8,720	75,864
Buffalo Wild Wings, Inc.*	4,455	295,411
Caribou Coffee Co., Inc.*(a)	4,273	56,574
Carrols Restaurant Group, Inc.*	9,746	101,748
CEC Entertainment, Inc.	7,625	305,839
Churchill Downs, Inc.(a)	1,984	89,439
Denny’s Corp.*	38,637	149,912
Domino’s Pizza, Inc.*	29,962	756,241
Einstein Noah Restaurant Group, Inc.	4,272	63,952
Interval Leisure Group, Inc.*	12,641	173,055
Jack In The Box, Inc.*(a)	9,976	227,253
Krispy Kreme Doughnuts, Inc.*	3,910	37,184
Marcus Corp.	6,104	60,308
Monarch Casino & Resort, Inc.*	3,976	41,509
Multimedia Games Holding Co., Inc.*	2,337	10,633
Papa John’s International, Inc.*(a)	10,587	352,124
Peet’s Coffee & Tea, Inc.*(a)	2,433	140,384
Red Robin Gourmet Burgers, Inc.*	1,890	68,758
Ruby Tuesday, Inc.*	21,284	229,441
Ruth’s Hospitality Group, Inc.*(a)	6,396	35,882
Shuffle Master, Inc.*	11,445	107,068
Sonic Corp.*	11,881	126,295
Speedway Motorsports, Inc.	9,868	139,928

Total Hotels, Restaurants & Leisure		4,509,320

Household Durables - 1.6%
American Greetings Corp. Class A(a)	24,718	594,221
Blyth, Inc.	5,414	272,595
Hooker Furniture Corp.	2,464	21,831
iRobot Corp.*(a)	5,458	192,613
KB Home(a)	6,367	62,269
Kid Brands, Inc.*(a)	14,455	74,588
La-Z-Boy, Inc.*(a)	16,755	165,372
Libbey, Inc.*	21,899	355,202
Lifetime Brands, Inc.	4,146	48,674
Meritage Homes Corp.*	12,832	289,490
Standard Pacific Corp.*(a)	51,410	172,223
Universal Electronics, Inc.*	3,340	84,368

Total Household Durables		2,333,446

Household Products - 0.3%
Central Garden and Pet Co. Class A*(a)	25,039	254,146
WD-40 Co.	4,610	179,974

Total Household Products		434,120

Industrial Conglomerates - 0.3%
Raven Industries, Inc.	4,466	248,801
Standex International Corp.	3,655	112,099
Tredegar Corp.	5,139	94,300

Total Industrial Conglomerates		455,200

Insurance - 4.6%
American Equity Investment Life Holding Co.(a)	29,761	378,262
AMERISAFE, Inc.*(a)	9,134	206,611
Amtrust Financial Services, Inc.(a)	41,878	953,981
Baldwin & Lyons, Inc. Class B(a)	4,881	113,093
Citizens, Inc.*	6,959	47,460
Donegal Group, Inc. Class A(a)	3,796	48,589
eHealth, Inc.*(a)	4,777	63,821
EMC Insurance Group, Inc.	7,514	143,517
Employers Holdings, Inc.	17,014	285,325
FBL Financial Group, Inc. Class A(a)	18,395	591,399
FPIC Insurance Group, Inc.*	3,969	165,428
Hallmark Financial Services, Inc.*	6,852	53,925
Harleysville Group, Inc.(a)	9,775	304,687
Horace Mann Educators Corp.	20,516	320,255
Infinity Property & Casualty Corp.	7,215	394,372
Kansas City Life Insurance Co.(a)	3,217	100,209
Meadowbrook Insurance Group, Inc.	31,664	313,790
National Financial Partners Corp.*(a)	12,063	139,207
National Western Life Insurance Co. Class A	2,087	332,814
Navigators Group, Inc. (The)*	4,542	213,474
Presidential Life Corp.	6,974	72,809
Safety Insurance Group, Inc.	6,119	257,243
Selective Insurance Group, Inc.	21,342	347,234
Tower Group, Inc.(a)	21,793	519,109
United Fire & Casualty Co.	8,581	149,052
Universal Insurance Holdings, Inc.	10,367	48,414

Total Insurance		6,564,080

Internet & Catalog Retail - 0.3%
Blue Nile, Inc.*(a)	1,412	62,100
Gaiam, Inc. Class A	2,530	12,574
Nutrisystem, Inc.(a)	7,618	107,109
Orbitz Worldwide, Inc.*	1,238	3,083
Overstock.com, Inc.*(a)	2,389	36,361
PetMed Express, Inc.(a)	6,950	82,357
Shutterfly, Inc.*(a)	1,437	82,512

Total Internet & Catalog Retail		386,096

Internet Software & Services - 1.9%*
comScore, Inc.*	273	7,071
Dice Holdings, Inc.*(a)	6,756	91,341
Earthlink, Inc.(a)	168,144	1,293,868
Infospace, Inc.*	7,135	65,071
Keynote Systems, Inc.	746	16,136
Liquidity Services, Inc.*	3,732	88,113
LivePerson, Inc.*(a)	4,830	68,296
LogMein, Inc.*(a)	2,251	86,821
LoopNet, Inc.*	5,090	93,554
ModusLink Global Solutions, Inc.	5,973	26,759
NIC, Inc.	9,086	122,298
Perficient, Inc.*	2,349	24,101
QuinStreet, Inc.*	5,702	74,012
RightNow Technologies, Inc.*	1,565	50,706
Saba Software, Inc.*	1,285	11,604
Stamps.com, Inc.	4,759	63,485

See Notes to Schedule of Investments.

142    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2011

Investments	Shares	Fair Value
Travelzoo, Inc.*(a)	1,535	$99,222
United Online, Inc.	42,798	258,072
Web.com Group, Inc.*(a)	7,776	95,800
Zix Corp.*	4,187	16,078

Total Internet Software & Services		2,652,408

IT Services - 1.8%
Cardtronics, Inc.*	10,713	251,220
Cass Information Systems, Inc.(a)	2,740	103,462
Ciber, Inc.*	13,654	75,780
Computer Task Group, Inc.*	3,702	48,755
CSG Systems International, Inc.*(a)	8,918	164,805
Echo Global Logistics, Inc.*	3,736	66,314
Euronet Worldwide, Inc.*(a)	8,928	137,581
ExlService Holdings, Inc.*	6,375	147,263
Forrester Research, Inc.(a)	3,517	115,920
Global Cash Access Holdings, Inc.*	46,327	147,320
Hackett Group, Inc. (The)*	3,182	16,196
Heartland Payment Systems, Inc.	6,174	127,184
Lionbridge Technologies, Inc.*	4,483	14,256
MAXIMUS, Inc.	5,330	440,951
NCI, Inc. Class A*	5,726	130,095
PRGX Global, Inc.*	1,649	11,790
TNS, Inc.*	1,404	23,306
Unisys Corp.*	18,049	463,859
Virtusa Corp.*	4,586	86,905

Total IT Services		2,572,962

Leisure Equipment & Products - 0.5%
Arctic Cat, Inc.*	2,066	27,746
Jakks Pacific, Inc.*(a)	9,941	183,014
Leapfrog Enterprises, Inc. Class A*	9,345	39,436
Smith & Wesson Holding Corp.*	24,885	74,655
Steinway Musical Instruments*	2,495	64,096
Sturm Ruger & Co., Inc.	9,765	214,342
Summer Infant, Inc.*	5,107	41,469

Total Leisure Equipment & Products		644,758

Life Sciences Tools & Services - 0.4%
Cambrex Corp.*	2,640	12,197
eResearch Technology, Inc.*(a)	7,341	46,762
Kendle International, Inc.*	4,183	63,080
Luminex Corp.*(a)	6,304	131,754
Medtox Scientific, Inc.	716	12,508
Parexel International Corp.*(a)	14,413	339,570

Total Life Sciences Tools & Services		605,871

Machinery - 3.3%
3D Systems Corp.*(a)	5,024	99,023
Alamo Group, Inc.	3,230	76,551
Albany International Corp. Class A	3,403	89,805
Altra Holdings, Inc.*	4,239	101,694
Ampco-Pittsburgh Corp.	5,584	130,945
Astec Industries, Inc.*(a)	3,572	132,093
Badger Meter, Inc.	3,248	120,143
Barnes Group, Inc.(a)	10,506	260,654
Blount International, Inc.*	13,881	242,501
Briggs & Stratton Corp.	8,898	176,714
Chart Industries, Inc.*	3,458	186,663
Colfax Corp.*(a)	3,846	95,381
Douglas Dynamics, Inc.	718	11,337
Dynamic Materials Corp.	1,441	32,307
EnPro Industries, Inc.*	12,065	579,965
ESCO Technologies, Inc.	6,071	223,413
Federal Signal Corp.(a)	8,633	56,632
Force Protection, Inc.*(a)	27,620	137,133
Gorman-Rupp Co. (The)	3,712	122,273
Graham Corp.	997	20,339
Greenbrier Cos., Inc.*	557	11,006
John Bean Technologies Corp.	8,286	160,085
Kadant, Inc.*	2,508	79,027
LB Foster Co. Class A	2,451	80,662
Lindsay Corp.(a)	1,930	132,784
Met-Pro Corp.(a)	2,492	28,359
Miller Industries, Inc.	3,597	67,228
NACCO Industries, Inc. Class A(a)	2,993	289,782
NN, Inc.*	812	12,148
RBC Bearings, Inc.*	4,529	171,015
Robbins & Myers, Inc.(a)	6,267	331,211
Sun Hydraulics Corp.	2,567	122,703
Tennant Co.(a)	3,312	132,248
Trimas Corp.*	6,045	149,614
Twin Disc, Inc.(a)	401	15,491

Total Machinery		4,678,929

Marine - 0.1%
Horizon Lines, Inc. Class A(a)	1,873	2,266
International Shipholding Corp.(a)	3,450	73,416

Total Marine		75,682

Media - 1.8%
Ah Belo Corp. Class A	1,772	13,184
Arbitron, Inc.(a)	5,754	237,813
Belo Corp. Class A*	49,281	371,086
Entercom Communications Corp. Class A*	31,065	269,644
EW Scripps Co. Class A*(a)	6,339	61,298
Fisher Communications, Inc.*	349	10,407
Harte-Hanks, Inc.	24,745	200,929
InterClick, Inc.*	3,061	24,366
Journal Communications, Inc. Class A*(a)	26,215	135,532
Knology, Inc.*	5,042	74,874
LIN TV Corp. Class A*(a)	27,907	135,907
Martha Stewart Living Omnimedia Class A*(a)	9,588	41,612
McClatchy Co. (The) Class A*(a)	32,816	92,213
National CineMedia, Inc.	7,750	131,052
Scholastic Corp.(a)	9,565	254,429
Sinclair Broadcast Group, Inc. Class A(a)	22,897	251,409
World Wrestling Entertainment, Inc. Class A(a)	21,631	206,143

Total Media		2,511,898

Metals & Mining - 1.1%
AMCOL International Corp.(a)	9,169	349,889
Horsehead Holding Corp.*	4,926	65,614
Kaiser Aluminum Corp.(a)	4,360	238,143
Materion Corp.*	3,993	147,621
Metals USA Holdings Corp.*	1,309	19,504
Noranda Aluminum Holding Corp.*	43,919	664,934
Olympic Steel, Inc.	292	8,039
Universal Stainless & Alloy*	1,612	75,377

Total Metals & Mining		1,569,121

Multiline Retail - 0.2%
Bon-Ton Stores, Inc. (The)(a)	7,963	77,400
Fred’s, Inc. Class A	10,192	147,071
Tuesday Morning Corp.*(a)	11,283	52,466

Total Multiline Retail		276,937

Multi-Utilities - 0.6%
CH Energy Group, Inc.(a)	5,802	309,015
NorthWestern Corp.(a)	14,891	493,041

Total Multi-Utilities		802,056

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    143

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2011

Investments	Shares	Fair Value
Oil, Gas & Consumable Fuels - 2.2%
Abraxas Petroleum Corp.*(a)	8,405	$32,191
Approach Resources, Inc.*	1,184	26,841
Callon Petroleum Co.*	55,320	388,347
Cloud Peak Energy, Inc.*	11,707	249,359
Contango Oil & Gas Co.*(a)	5,057	295,531
CVR Energy, Inc.*	9,056	222,959
FX Energy, Inc.*	3,433	30,142
Georesources, Inc.*(a)	5,170	116,273
Green Plains Renewable Energy, Inc.*(a)	26,982	291,136
Gulfport Energy Corp.*	10,859	322,404
Harvest Natural Resources, Inc.*(a)	11,385	125,577
Houston American Energy Corp.(a)	672	12,183
James River Coal Co.*(a)	11,465	238,701
L&L Energy, Inc.*(a)	20,002	102,610
Panhandle Oil and Gas, Inc. Class A	1,611	47,508
Petroleum Development Corp.*(a)	1,232	36,849
REX American Resources Corp.*	3,213	53,336
REX Energy Corp.*(a)	3,007	30,882
Stone Energy Corp.*	3,191	96,975
USEC, Inc.*	5,036	16,820
Vaalco Energy, Inc.*	23,511	141,536
Venoco, Inc.*	16,253	207,063
Warren Resources, Inc.*	25,115	95,688

Total Oil, Gas & Consumable Fuels		3,180,911

Paper & Forest Products - 1.9%
Buckeye Technologies, Inc.	35,959	970,174
Clearwater Paper Corp.*(a)	5,585	381,344
Deltic Timber Corp.(a)	1,429	76,723
KapStone Paper and Packaging Corp.*	27,931	462,817
Neenah Paper, Inc.	6,564	139,682
PH Glatfelter Co.	33,076	508,709
Wausau Paper Corp.	16,010	107,907

Total Paper & Forest Products		2,647,356

Personal Products - 1.0%
Elizabeth Arden, Inc.*(a)	5,680	164,890
Inter Parfums, Inc.(a)	7,338	168,994
Medifast, Inc.*(a)	3,665	86,971
Nutraceutical International Corp.*	5,584	85,882
Prestige Brands Holdings, Inc.*	15,744	202,153
Revlon, Inc. Class A*	25,646	430,853
Schiff Nutrition International, Inc.	10,766	120,472
USANA Health Sciences, Inc.*(a)	5,201	162,687

Total Personal Products		1,422,902

Pharmaceuticals - 0.5%
Cumberland Pharmaceuticals, Inc.*(a)	1,091	6,273
Hi-Tech Pharmacal Co., Inc.*	6,762	195,625
ISTA Pharmaceuticals, Inc.*	3,322	25,397
Jazz Pharmaceuticals, Inc.*(a)	4,085	136,235
Obagi Medical Products, Inc.*	5,240	49,413
Questcor Pharmaceuticals, Inc.*(a)	13,245	319,204
Santarus, Inc.*	13,351	44,993

Total Pharmaceuticals		777,140

Professional Services - 1.3%
Advisory Board Co. (The)*(a)	2,091	121,027
Barrett Business Services, Inc.	1,819	26,048
CBIZ, Inc.*	25,017	184,125
CRA International, Inc.*	917	24,841
Dolan Co. (The)*(a)	12,607	106,781
Exponent, Inc.*(a)	3,470	150,980
GP Strategies Corp.*	4,880	66,661
Heidrick & Struggles International, Inc.	1,921	43,491
Hill International, Inc.*(a)	13,520	77,875
Huron Consulting Group, Inc.*(a)	6,025	182,015
ICF International, Inc.*	5,402	137,103
Insperity, Inc.	2,173	64,343
Kelly Services, Inc. Class A*	784	12,936
Kforce, Inc.*(a)	5,845	76,453
Korn/Ferry International*	6,171	135,700
Mistras Group, Inc.*	5,144	83,333
Navigant Consulting, Inc.*	15,818	165,931
On Assignment, Inc.*	3,363	33,058
SFN Group, Inc.*	3,785	34,406
TrueBlue, Inc.*(a)	5,469	79,191
VSE Corp.	3,909	97,334

Total Professional Services		1,903,632

Real Estate Investment Trusts (REITs) - 1.1%
Acadia Realty Trust	8,272	168,170
Agree Realty Corp.(a)	3,438	76,770
Chesapeake Lodging Trust	361	6,159
Franklin Street Properties Corp.(a)	9,869	127,409
Getty Realty Corp.(a)	8,763	221,090
Gladstone Commercial Corp.	260	4,506
Government Properties Income Trust	5,553	150,042
Inland Real Estate Corp.	1,248	11,020
LTC Properties, Inc.	5,340	148,559
Mission West Properties, Inc.	3,420	30,028
Monmouth Real Estate Investment Corp. Class A	8,208	69,358
One Liberty Properties, Inc.	2,787	43,031
Saul Centers, Inc.	2,152	84,724
Sovran Self Storage, Inc.	3,511	143,951
UMH Properties, Inc.	3,496	37,407
Universal Health Realty Income Trust	2,499	99,910
Urstadt Biddle Properties, Inc. Class A	3,943	71,408
Winthrop Realty Trust	3,066	36,608

Total Real Estate Investment Trusts (REITs)		1,530,150

Real Estate Management & Development - 0.0%
Tejon Ranch Co.*	1,166	39,761

Road & Rail - 0.1%
Celadon Group, Inc.*	2,811	39,242
Marten Transport Ltd.(a)	4,655	100,548
Quality Distribution, Inc.*	2,355	30,662

Total Road & Rail		170,452

Semiconductors & Semiconductor Equipment - 6.5%
Advanced Energy Industries, Inc.*	14,721	217,724
Amtech Systems, Inc.*	2,503	51,662
ATMI, Inc.*(a)	8,115	165,789
AXT, Inc.*	10,801	91,592
Brooks Automation, Inc.*	31,513	342,231
Cabot Microelectronics Corp.*(a)	6,381	296,525
Ceva, Inc.*(a)	2,169	66,068
Cirrus Logic, Inc.*(a)	26,268	417,661
Cohu, Inc.	5,027	65,904
Entegris, Inc.*(a)	51,630	522,496
Entropic Communications, Inc.*(a)	8,804	78,268
FEI Co.*	8,208	313,463
FSI International, Inc.*	17,478	47,890
GSI Technology, Inc.*	11,048	79,546
GT Solar International, Inc.*(a)	80,739	1,307,972
Integrated Device Technology, Inc.*(a)	20,779	163,323
Integrated Silicon Solution, Inc.*	26,138	252,754
IXYS Corp.*(a)	7,895	118,267
Kopin Corp.*(a)	9,784	46,083
Kulicke & Soffa Industries, Inc.*	105,037	1,170,112

See Notes to Schedule of Investments.

144    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2011

Investments	Shares	Fair Value
Lattice Semiconductor Corp.*	49,316	$321,540
LTX-Credence Corp.*(a)	29,834	266,716
Maxlinear, Inc. Class A*(a)	2,960	25,634
Micrel, Inc.(a)	16,289	172,338
Mindspeed Technologies, Inc.*	18,833	150,664
MIPS Technologies, Inc.*	6,927	47,866
MKS Instruments, Inc.(a)	27,423	724,516
Monolithic Power Systems, Inc.*	10,066	155,218
Nanometrics, Inc.*(a)	13,168	250,060
NVE Corp.*(a)	1,254	73,296
Pericom Semiconductor Corp.*(a)	8,367	74,801
Photronics, Inc.*	11,513	97,515
PLX Technology, Inc.*	9,525	33,052
Rubicon Technology, Inc.*(a)	3,347	56,430
Rudolph Technologies, Inc.*(a)	8,533	91,388
Standard Microsystems Corp.*	4,161	112,305
Supertex, Inc.*(a)	2,339	52,394
Tessera Technologies, Inc.*	13,363	229,042
Ultra Clean Holdings*	11,165	101,378
Ultratech, Inc.*	3,182	96,669
Volterra Semiconductor Corp.*(a)	8,220	202,705

Total Semiconductors & Semiconductor Equipment		9,150,857

Software - 2.6%
ACI Worldwide, Inc.*	3,831	129,373
Actuate Corp.*	4,614	26,992
American Software, Inc. Class A	4,123	34,262
Bottomline Technologies, Inc.*	1,289	31,851
Deltek, Inc.*(a)	7,635	57,186
Digimarc Corp.*	228	7,987
Ebix, Inc.*(a)	13,273	252,851
EPIQ Systems, Inc.	6,190	88,022
ePlus, Inc.*	4,776	126,277
Fair Isaac Corp.(a)	14,231	429,776
Interactive Intelligence, Inc.*	2,093	73,360
Kenexa Corp.*	499	11,966
Manhattan Associates, Inc.*	4,657	160,387
MicroStrategy, Inc. Class A*	2,740	445,743
Monotype Imaging Holdings, Inc.*	7,792	110,101
Netscout Systems, Inc.*	7,156	149,489
Opnet Technologies, Inc.(a)	1,866	76,394
Radiant Systems, Inc.*	3,445	72,000
Renaissance Learning, Inc.	9,209	115,481
Rosetta Stone, Inc.*(a)	5,629	90,852
S1 Corp.*	6,859	51,305
Smith Micro Software, Inc.*	2,805	11,809
Sourcefire, Inc.*(a)	4,827	143,458
SRS Labs, Inc.*	1,664	15,958
Synchronoss Technologies, Inc.*(a)	2,451	77,770
TeleCommunication Systems, Inc. Class A*(a)	10,071	48,643
Telenav, Inc.*(a)	33,959	602,093
Tyler Technologies, Inc.*(a)	6,152	164,751
VASCO Data Security International, Inc.*	5,788	72,061

Total Software		3,678,198

Specialty Retail - 4.4%
America’s Car-Mart, Inc.*	5,555	183,315
Asbury Automotive Group, Inc.*	12,467	231,014
Big 5 Sporting Goods Corp.(a)	8,307	65,293
Brown Shoe Co., Inc.	12,393	131,985
Casual Male Retail Group, Inc.*	13,791	57,233
Cato Corp. (The) Class A	10,644	306,547
Christopher & Banks Corp.(a)	4,979	28,629
Citi Trends, Inc.*(a)	4,950	74,646
Destination Maternity Corp.	4,729	94,485
Finish Line, Inc. (The) Class A(a)	19,503	417,364
Genesco, Inc.*(a)	6,747	351,519
Group 1 Automotive, Inc.(a)	4,663	192,022
Haverty Furniture Cos., Inc.	4,692	54,005
hhgregg, Inc.*(a)	9,607	128,734
Hibbett Sports, Inc.*(a)	6,712	273,246
HOT Topic, Inc.	846	6,294
Kirkland’s, Inc.*	13,975	167,980
Lithia Motors, Inc. Class A(a)	3,408	66,899
Lumber Liquidators Holdings, Inc.*(a)	6,092	154,737
MarineMax, Inc.*(a)	1,303	11,414
Midas, Inc.*	1,936	12,236
Monro Muffler Brake, Inc.	6,398	238,581
PEP Boys-Manny, Moe & Jack(a)	10,810	118,153
Rue21, Inc.*(a)	4,591	149,207
Select Comfort Corp.*	36,761	660,963
Shoe Carnival, Inc.*(a)	4,774	143,936
Sonic Automotive, Inc. Class A(a)	23,851	349,417
Stage Stores, Inc.(a)	10,106	169,781
Stein Mart, Inc.(a)	18,381	177,193
Systemax, Inc.*	20,153	301,086
Talbots, Inc.*(a)	2,041	6,817
Vitamin Shoppe, Inc.*	4,157	190,224
West Marine, Inc.*	9,729	100,890
Wet Seal, Inc. (The) Class A*	118,662	530,419
Zumiez, Inc.*	2,042	50,989

Total Specialty Retail		6,197,253

Textiles, Apparel & Luxury Goods - 1.0%
Cherokee, Inc.	3,216	55,187
Culp, Inc.*	7,682	72,134
G-III Apparel Group Ltd.*	6,635	228,775
Joe’s Jeans, Inc.*(a)	70,184	59,657
Maidenform Brands, Inc.*	9,802	271,123
Oxford Industries, Inc.	6,540	220,790
Perry Ellis International, Inc.*	5,044	127,361
R.G. Barry Corp.(a)	4,465	50,365
True Religion Apparel, Inc.*	10,477	304,671
Unifi, Inc.*	6,206	85,643

Total Textiles, Apparel & Luxury Goods		1,475,706

Thrifts & Mortgage Finance - 1.5%
Abington Bancorp, Inc.	1,483	15,468
Bank Mutual Corp.	6,006	22,042
Bofi Holding, Inc.*	7,809	112,528
Brookline Bancorp, Inc.(a)	13,473	124,895
Dime Community Bancshares, Inc.(a)	14,237	207,006
ESSA Bancorp, Inc.	2,091	25,970
Federal Agricultural Mortgage Corp. Class C(a)	5,292	117,059
Flushing Financial Corp.	12,919	167,947
Kearny Financial Corp.(a)	4,632	42,198
OceanFirst Financial Corp.	6,754	87,464
Ocwen Financial Corp.*(a)	27,398	349,598
Oritani Financial Corp.	5,233	66,930
Provident Financial Services, Inc.(a)	16,362	234,304
Provident New York Bancorp	10,452	87,379
Roma Financial Corp.	1,917	20,128
Territorial Bancorp, Inc.	2,741	56,794
TrustCo Bank Corp.	26,596	130,320
United Financial Bancorp, Inc.	3,211	49,546
ViewPoint Financial Group	6,738	92,984
Westfield Financial, Inc.	2,807	22,793
WSFS Financial Corp.(a)	990	39,253

Total Thrifts & Mortgage Finance		2,072,606

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    145

Schedule of Investments (unaudited) (concluded)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2011

Investments	Shares	Fair Value
Tobacco - 0.7%
Alliance One International, Inc.*(a)	123,486	$398,860
Universal Corp.(a)	16,559	623,777

Total Tobacco		1,022,637

Trading Companies & Distributors - 0.9%
Aceto Corp.	4,931	33,087
Beacon Roofing Supply, Inc.*(a)	10,338	235,913
CAI International, Inc.*	6,610	136,563
Houston Wire & Cable Co.(a)	3,649	56,742
Interline Brands, Inc.*(a)	7,705	141,541
Kaman Corp.	5,397	191,431
Lawson Products, Inc.	1,061	20,870
Rush Enterprises, Inc. Class A*(a)	4,659	88,661
TAL International Group, Inc.	6,851	236,565
Titan Machinery, Inc.*(a)	3,737	107,551

Total Trading Companies & Distributors		1,248,924

Water Utilities - 0.5%
American States Water Co.(a)	4,675	162,035
California Water Service Group	13,216	247,271
Connecticut Water Service, Inc.	1,864	47,681
Middlesex Water Co.	3,786	70,344
SJW Corp.(a)	3,500	84,840
York Water Co.	2,961	49,005

Total Water Utilities		661,176

Wireless Telecommunication Services - 0.4%
NTELOS Holdings Corp.	14,260	291,189
Shenandoah Telecommunications Co.	4,961	84,436
USA Mobility, Inc.	12,359	188,599

Total Wireless Telecommunication Services		564,224

TOTAL COMMON STOCKS (Cost: $128,476,136)		140,483,033

EXCHANGE-TRADED FUND - 0.6%
WisdomTree MidCap Earnings Fund(a)(b) (Cost: $785,874)	14,016	819,656

SHORT-TERM INVESTMENT - 0.1%

MONEY MARKET FUND - 0.1%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $204,509)	204,509	204,509

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 27.6%

MONEY MARKET FUND - 27.6%
Dreyfus Institutional Preferred Money Market Fund, 0.15%(d) (Cost: $39,127,761)(e)	39,127,761	39,127,761

TOTAL INVESTMENTS IN SECURITIES - 127.6% (Cost: $168,594,280)(f)		180,634,959
Liabilities in Excess of Other Assets - (27.6)%		(39,080,612)

NET ASSETS - 100.0%		$141,554,347

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2011 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2011.
(d)	Interest rate shown reflects yield as of June 30, 2011.
(e)	At June 30, 2011, the total market value of the Fund’s securities on loan was $37,916,268 and the total market value of the collateral held by the Fund was $39,127,761.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

146    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)

WisdomTree LargeCap Value Fund (EZY)

June 30, 2011

Investments	Shares	Fair Value
COMMON STOCKS - 99.5%

Aerospace & Defense - 0.4%
Cubic Corp.	150	$7,649
Esterline Technologies Corp.*	263	20,093
Moog, Inc. Class A*	339	14,753
Teledyne Technologies, Inc.*	312	15,712
Textron, Inc.(a)	1,170	27,624
Triumph Group, Inc.	211	21,011

Total Aerospace & Defense		106,842

Air Freight & Logistics - 0.1%
Atlas Air Worldwide Holdings, Inc.*	258	15,354

Airlines - 0.2%
Alaska Air Group, Inc.*	480	32,861
JetBlue Airways Corp.*(a)	2,168	13,225

Total Airlines		46,086

Auto Components - 1.4%
BorgWarner, Inc.*(a)	613	49,524
Cooper Tire & Rubber Co.	598	11,835
Johnson Controls, Inc.	4,405	183,512
TRW Automotive Holdings Corp.*(a)	1,930	113,928

Total Auto Components		358,799

Automobiles - 0.2%
Harley-Davidson, Inc.	1,446	59,243

Beverages - 0.2%
Constellation Brands, Inc. Class A*	1,968	40,974

Building Products - 0.4%
Owens Corning*	3,028	113,096

Capital Markets - 0.7%
Ameriprise Financial, Inc.	2,165	124,877
Raymond James Financial, Inc.	788	25,334
Stifel Financial Corp.*	500	17,930

Total Capital Markets		168,141

Chemicals - 4.6%
Ashland, Inc.	688	44,459
Cabot Corp.	584	23,284
CF Industries Holdings, Inc.	515	72,960
Cytec Industries, Inc.	314	17,958
Dow Chemical Co. (The)	7,235	260,460
E.I. Du Pont de Nemours & Co.	6,635	358,622
Eastman Chemical Co.	674	68,795
Lubrizol Corp.	630	84,590
NewMarket Corp.(a)	137	23,387
PolyOne Corp.	1,486	22,988
PPG Industries, Inc.	962	87,340
Rockwood Holdings, Inc.*	557	30,797
Sensient Technologies Corp.	311	11,529
Solutia, Inc.*	865	19,765
Valspar Corp.	649	23,403
Westlake Chemical Corp.	406	21,071

Total Chemicals		1,171,408

Commercial Services & Supplies - 0.4%
ABM Industries, Inc.	376	8,776
Avery Dennison Corp.	963	37,201
Clean Harbors, Inc.*	143	14,765
Deluxe Corp.	559	13,813
Geo Group, Inc. (The)*	454	10,455
Steelcase, Inc. Class A	460	5,239
United Stationers, Inc.	348	12,330

Total Commercial Services & Supplies		102,579

Communications Equipment - 0.3%
EchoStar Corp. Class A*	619	22,550
Loral Space & Communications, Inc.*	739	51,339

Total Communications Equipment		73,889

Computers & Peripherals - 0.6%
NCR Corp.*	915	17,284
SanDisk Corp.*	3,178	131,887

Total Computers & Peripherals		149,171

Construction & Engineering - 0.6%
EMCOR Group, Inc.*	606	17,762
Fluor Corp.	1,338	86,515
KBR, Inc.	1,058	39,876
MasTec, Inc.*	485	9,564

Total Construction & Engineering		153,717

Consumer Finance - 1.5%
Capital One Financial Corp.	6,593	340,660
Cash America International, Inc.(a)	343	19,850
Credit Acceptance Corp.*	249	21,033
Ezcorp, Inc. Class A*	416	14,799

Total Consumer Finance		396,342

Containers & Packaging - 1.0%
Ball Corp.	1,689	64,959
Bemis Co., Inc.	771	26,044
Graphic Packaging Holding Co.*	1,625	8,840
Greif, Inc. Class A	501	32,580
Rock-Tenn Co. Class A	392	26,005
Sealed Air Corp.	1,376	32,735
Sonoco Products Co.	866	30,778
Temple-Inland, Inc.	919	27,331

Total Containers & Packaging		249,272

Distributors - 0.2%
Genuine Parts Co.	1,004	54,618

Diversified Consumer Services - 0.0%
Coinstar, Inc.*(a)	173	9,435

Diversified Financial Services - 0.2%
NASDAQ OMX Group, Inc. (The)*	1,875	47,438

Diversified Telecommunication Services - 11.5%
AT&T, Inc.	69,023	2,168,012
Verizon Communications, Inc.	21,417	797,355

Total Diversified Telecommunication Services		2,965,367

Electric Utilities - 1.4%
Cleco Corp.	334	11,640
Edison International	3,829	148,374
El Paso Electric Co.	327	10,562
Northeast Utilities	1,271	44,701
NV Energy, Inc.	1,799	27,615
Pepco Holdings, Inc.	2,291	44,972
PNM Resources, Inc.	1,001	16,757
Portland General Electric Co.	574	14,511
Unisource Energy Corp.	367	13,700
Westar Energy, Inc.(a)	864	23,250

Total Electric Utilities		356,082

Electrical Equipment - 0.5%
Belden, Inc.	277	9,656
EnerSys*	404	13,906

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    147

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund (EZY)

June 30, 2011

Investments	Shares	Fair Value
General Cable Corp.*(a)	272	$11,582
GrafTech International Ltd.*	984	19,946
Hubbell, Inc. Class B	397	25,785
Polypore International, Inc.*	116	7,869
Regal-Beloit Corp.(a)	248	16,559
Thomas & Betts Corp.*	310	16,693

Total Electrical Equipment		121,996

Electronic Equipment, Instruments & Components - 1.2%
Anixter International, Inc.	265	17,315
Arrow Electronics, Inc.*(a)	1,358	56,357
Avnet, Inc.*	1,943	61,943
Ingram Micro, Inc. Class A*	1,719	31,183
IPG Photonics Corp.*	100	7,271
Jabil Circuit, Inc.	1,861	37,592
Molex, Inc.(a)	1,295	33,372
Tech Data Corp.*	487	23,810
TTM Technologies, Inc.*	506	8,106
Vishay Intertechnology, Inc.*(a)	2,284	34,351

Total Electronic Equipment, Instruments & Components		311,300

Energy Equipment & Services - 2.8%
Baker Hughes, Inc.	1,581	114,717
Bristow Group, Inc.	333	16,990
Dresser-Rand Group, Inc.*(a)	312	16,770
Halliburton Co.	4,545	231,795
Helmerich & Payne, Inc.(a)	552	36,498
Lufkin Industries, Inc.	50	4,302
National Oilwell Varco, Inc.	2,576	201,469
Oil States International, Inc.*	278	22,215
Rowan Cos., Inc.*	897	34,813
SEACOR Holdings, Inc.	299	29,888
Superior Energy Services, Inc.*	448	16,639

Total Energy Equipment & Services		726,096

Food & Staples Retailing - 1.5%
BJ’s Wholesale Club, Inc.*	327	16,464
Casey’s General Stores, Inc.	353	15,532
Costco Wholesale Corp.	2,040	165,730
Kroger Co. (The)	5,320	131,936
Ruddick Corp.	374	16,284
United Natural Foods, Inc.*	213	9,089
Whole Foods Market, Inc.	504	31,979

Total Food & Staples Retailing		387,014

Food Products - 1.6%
Archer-Daniels-Midland Co.	6,279	189,312
Corn Products International, Inc.	619	34,218
Darling International, Inc.*	385	6,815
Hain Celestial Group, Inc. (The)*	145	4,837
Hormel Foods Corp.	1,734	51,691
TreeHouse Foods, Inc.*	199	10,867
Tyson Foods, Inc. Class A	5,653	109,781

Total Food Products		407,521

Gas Utilities - 0.5%
Atmos Energy Corp.	637	21,180
Nicor, Inc.	294	16,093
Oneok, Inc.	598	44,258
Southwest Gas Corp.	334	12,896
UGI Corp.	802	25,576
WGL Holdings, Inc.	369	14,203

Total Gas Utilities		134,206

Health Care Equipment & Supplies - 0.1%
Cooper Cos., Inc. (The)	262	20,761
Hill-Rom Holdings, Inc.	413	19,014

Total Health Care Equipment & Supplies		39,775

Health Care Providers & Services - 9.7%
Aetna, Inc.	5,201	229,312
AMERIGROUP Corp.*	490	34,530
AmerisourceBergen Corp.	1,791	74,147
Cardinal Health, Inc.	2,381	108,145
Centene Corp.*	344	12,222
CIGNA Corp.	3,621	186,228
Community Health Systems, Inc.*	971	24,935
Coventry Health Care, Inc.*	2,554	93,144
DaVita, Inc.*	616	53,352
Health Net, Inc.*	695	22,303
Healthspring, Inc.*	660	30,433
Humana, Inc.	2,018	162,530
LifePoint Hospitals, Inc.*	456	17,821
Magellan Health Services, Inc.*	315	17,243
McKesson Corp.	1,920	160,608
Omnicare, Inc.(a)	1,069	34,090
Tenet Healthcare Corp.*	20,497	127,901
UnitedHealth Group, Inc.	12,325	635,724
Universal American Corp.	999	10,939
Universal Health Services, Inc. Class B	694	35,762
Wellcare Health Plans, Inc.*	533	27,402
WellPoint, Inc.	4,824	379,986

Total Health Care Providers & Services		2,478,757

Hotels, Restaurants & Leisure - 0.4%
Brinker International, Inc.	614	15,019
Chipotle Mexican Grill, Inc.*	70	21,573
Life Time Fitness, Inc.*(a)	308	12,292
Wyndham Worldwide Corp.	1,355	45,596

Total Hotels, Restaurants & Leisure		94,480

Household Durables - 0.6%
Fortune Brands, Inc.	909	57,967
Jarden Corp.	884	30,507
Newell Rubbermaid, Inc.	3,609	56,950

Total Household Durables		145,424

Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc.*	2,389	58,722

Industrial Conglomerates - 0.1%
Seaboard Corp.	14	33,852

Insurance - 5.5%
American Financial Group, Inc.	1,635	58,353
Assurant, Inc.	1,891	68,586
Chubb Corp.	3,978	249,063
CNA Financial Corp.	4,616	134,095
CNO Financial Group, Inc.*	4,321	34,179
Delphi Financial Group, Inc. Class A	641	18,724
Erie Indemnity Co. Class A	280	19,802
Loews Corp.	3,499	147,273
Protective Life Corp.	1,028	23,778
Reinsurance Group of America, Inc.	1,073	65,303
Symetra Financial Corp.	1,607	21,582
Torchmark Corp.	898	57,598
Travelers Cos., Inc. (The)	6,062	353,899
Unitrin, Inc.	757	22,460
Unum Group	3,869	98,582
W.R. Berkley Corp.	1,569	50,898

Total Insurance		1,424,175

Internet Software & Services - 0.0%
Ancestry.com, Inc.*	116	4,801

See Notes to Schedule of Investments.

148    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund (EZY)

June 30, 2011

Investments	Shares	Fair Value
IT Services - 0.6%
CACI International, Inc. Class A*(a)	236	$14,887
Convergys Corp.*	1,276	17,405
DST Systems, Inc.	588	31,046
Fidelity National Information Services, Inc.	2,198	67,676
SRA International, Inc. Class A*	316	9,771
VeriFone Systems, Inc.*	231	10,245

Total IT Services		151,030

Leisure Equipment & Products - 0.1%
Polaris Industries, Inc.	182	20,233

Machinery - 5.2%
Actuant Corp. Class A	459	12,315
AGCO Corp.*	519	25,618
Caterpillar, Inc.	2,873	305,860
Chart Industries, Inc.*	46	2,483
Crane Co.	405	20,011
Cummins, Inc.	1,060	109,699
Deere & Co.	2,629	216,761
Dover Corp.	1,262	85,564
Eaton Corp.	2,088	107,428
Gardner Denver, Inc.	276	23,198
Joy Global, Inc.	574	54,668
Kennametal, Inc.(a)	493	20,810
Lincoln Electric Holdings, Inc.	384	13,766
Middleby Corp.*	88	8,276
Mueller Industries, Inc.	187	7,089
Parker Hannifin Corp.	1,060	95,124
Robbins & Myers, Inc.	110	5,814
Snap-On, Inc.	392	24,492
SPX Corp.	381	31,493
Stanley Black & Decker, Inc.	1,141	82,209
Timken Co.	641	32,306
Trinity Industries, Inc.	247	8,615
WABCO Holdings, Inc.*	319	22,030
Wabtec Corp.	197	12,947
Watts Water Technologies, Inc. Class A	284	10,056

Total Machinery		1,338,632

Media - 5.3%
CBS Corp. Class B	3,662	104,330
Comcast Corp. Class A	17,185	435,468
Interpublic Group of Cos., Inc. (The)	2,333	29,163
News Corp. Class A	22,477	397,843
Time Warner Cable, Inc.	2,125	165,835
Viacom, Inc. Class B	4,283	218,433

Total Media		1,351,072

Metals & Mining - 0.2%
Globe Specialty Metals, Inc.	154	3,453
Reliance Steel & Aluminum Co.	414	20,555
Schnitzer Steel Industries, Inc. Class A	150	8,640
Worthington Industries, Inc.(a)	469	10,834

Total Metals & Mining		43,482

Multiline Retail - 1.4%
99 Cents Only Stores*	455	9,209
Big Lots, Inc.*	595	19,724
Dillard’s, Inc. Class A	457	23,828
Dollar General Corp.*	2,293	77,710
Dollar Tree, Inc.*	850	56,627
Family Dollar Stores, Inc.	792	41,627
Macy’s, Inc.	4,278	125,089

Total Multiline Retail		353,814

Multi-Utilities - 1.2%
Alliant Energy Corp.	910	37,001
Ameren Corp.	2,943	84,876
Avista Corp.	489	12,562
CenterPoint Energy, Inc.	2,892	55,960
CMS Energy Corp.	1,969	38,770
NiSource, Inc.	2,400	48,600
OGE Energy Corp.	674	33,916

Total Multi-Utilities		311,685

Office Electronics - 0.5%
Xerox Corp.	12,652	131,707

Oil, Gas & Consumable Fuels - 28.7%
Chevron Corp.	20,982	2,157,789
ConocoPhillips	11,434	859,723
CVR Energy, Inc.*	140	3,447
El Paso Corp.	5,581	112,736
Exxon Mobil Corp.	41,406	3,369,620
Gulfport Energy Corp.*	144	4,275
Hess Corp.	3,461	258,744
HollyFrontier Corp.*	181	12,561
Marathon Oil Corp.	6,014	316,818
Murphy Oil Corp.	1,258	82,600
Sunoco, Inc.	641	26,736
Williams Cos., Inc. (The)	4,490	135,823
World Fuel Services Corp.	468	16,815

Total Oil, Gas & Consumable Fuels		7,357,687

Paper & Forest Products - 0.6%
International Paper Co.	3,999	119,250
MeadWestvaco Corp.	1,146	38,173

Total Paper & Forest Products		157,423

Pharmaceuticals - 0.4%
Endo Pharmaceuticals Holdings, Inc.*(a)	767	30,810
Impax Laboratories, Inc.*(a)	1,016	22,139
Viropharma, Inc.*	711	13,154
Watson Pharmaceuticals, Inc.*(a)	700	48,111

Total Pharmaceuticals		114,214

Road & Rail - 1.1%
Amerco, Inc.*	173	16,634
Avis Budget Group, Inc.*	833	14,236
CSX Corp.	7,116	186,581
Dollar Thrifty Automotive Group*	246	18,140
Genesee & Wyoming, Inc. Class A*	175	10,262
Old Dominion Freight Line, Inc.*	230	8,579
Ryder System, Inc.	303	17,226

Total Road & Rail		271,658

Semiconductors & Semiconductor Equipment - 0.9%
Cirrus Logic, Inc.*(a)	539	8,570
Cymer, Inc.*(a)	192	9,506
Diodes, Inc.*	239	6,238
FEI Co.*	216	8,249
GT Solar International, Inc.*(a)	1,709	27,686
Micron Technology, Inc.*(a)	13,303	99,506
MKS Instruments, Inc.	483	12,761
RF Micro Devices, Inc.*	2,393	14,645
Skyworks Solutions, Inc.*	694	15,948
TriQuint Semiconductor, Inc.*	1,806	18,403

Total Semiconductors & Semiconductor Equipment		221,512

Software - 0.0%
TIBCO Software, Inc.*	344	9,983

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    149

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Value Fund (EZY)

June 30, 2011

Investments	Shares	Fair Value
Specialty Retail - 1.6%
Advance Auto Parts, Inc.	599	$35,035
Ann, Inc.*	272	7,099
Ascena Retail Group, Inc.*	620	21,111
AutoNation, Inc.*	896	32,803
Cabela’s, Inc.*	596	16,181
CarMax, Inc.*	1,304	43,123
Dick’s Sporting Goods, Inc.*	555	21,340
DSW, Inc. Class A*(a)	287	14,525
Foot Locker, Inc.	954	22,667
GameStop Corp. Class A*(a)	1,813	48,353
JOS A Bank Clothiers, Inc.*(a)	167	8,352
O’Reilly Automotive, Inc.*	860	56,339
Penske Automotive Group, Inc.	665	15,122
Rent-A-Center, Inc.	653	19,956
Tractor Supply Co.	314	21,000
Ulta Salon Cosmetics & Fragrance, Inc.*(a)	185	11,947
Williams-Sonoma, Inc.	539	19,668

Total Specialty Retail		414,621

Textiles, Apparel & Luxury Goods - 0.8%
Deckers Outdoor Corp.*	200	17,628
Fossil, Inc.*	312	36,729
Phillips-Van Heusen Corp.	588	38,496
Polo Ralph Lauren Corp.	538	71,344
Steven Madden Ltd.*	241	9,040
Timberland Co. (The) Class A*	308	13,235
Under Armour, Inc. Class A*(a)	95	7,344

Total Textiles, Apparel & Luxury Goods		193,816

Trading Companies & Distributors - 0.1%
Applied Industrial Technologies, Inc.	357	12,713
GATX Corp.	199	7,387
WESCO International, Inc.*	241	13,035

Total Trading Companies & Distributors		33,135

Water Utilities - 0.1%
American Water Works Co., Inc.	1,049	30,893

Wireless Telecommunication Services - 0.1%
MetroPCS Communications, Inc.*	2,229	38,361

TOTAL COMMON STOCKS (Cost: $23,208,685)		25,550,930

EXCHANGE-TRADED FUNDS - 0.4%
WisdomTree Earnings 500 Fund(b)	1,526	69,555
WisdomTree MidCap Earnings Fund(b)	515	30,117

TOTAL EXCHANGE-TRADED FUNDS (Cost: $97,719)		99,672

SHORT-TERM INVESTMENT - 0.1%

MONEY MARKET FUND - 0.1%
Invesco Treasury Fund Private Class, 0.02%(c) (Cost: $14,056)	14,056	14,056

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.4%

MONEY MARKET FUND - 3.4%
Dreyfus Institutional Preferred Money Market Fund, 0.15%(d) (Cost: $873,873)(e)	873,873	873,873

TOTAL INVESTMENTS IN SECURITIES - 103.4% (Cost: $24,194,333)(f)		26,538,531
Liabilities in Excess of Other Assets - (3.4)%		(867,328)

NET ASSETS - 100.0%		$25,671,203

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2011 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2011.
(d)	Interest rate shown reflects yield as of June 30, 2011.
(e)	At June 30, 2011, the total market value of the Fund’s securities on loan was $850,802 and the total market value of the collateral held by the Fund was $873,873.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

150    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)

WisdomTree India Earnings Fund (EPI)

June 30, 2011

Investments	Shares	Fair Value
COMMON STOCKS - 99.8%

Aerospace & Defense - 0.3%
Bharat Electronics Ltd.	117,470	$4,224,610

Auto Components - 0.7%
Amtek Auto Ltd.	793,057	2,882,876
Exide Industries Ltd.	1,158,207	4,188,226
Motherson Sumi Systems Ltd.	505,883	2,551,341

Total Auto Components		9,622,443

Automobiles - 3.3%
Bajaj Auto Ltd.	203,185	6,395,652
Hero Honda Motors Ltd.	245,236	10,298,239
Mahindra & Mahindra Ltd.	1,445,683	22,699,510
Maruti Suzuki India Ltd.	170,897	4,434,281

Total Automobiles		43,827,682

Beverages - 0.3%
United Spirits Ltd.	196,651	4,311,783

Building Products - 0.5%
Sintex Industries Ltd.	1,644,722	6,674,181

Capital Markets - 0.2%
India Infoline Ltd.	1,388,215	2,739,009

Chemicals - 1.1%
Asian Paints Ltd.	71,495	5,094,094
Gujarat Narmada Valley Fertilizers Co., Ltd.	29	64
Sterling Biotech Ltd.	422,386	811,654
Tata Chemicals Ltd.	558,955	4,661,449
United Phosphorus Ltd.	1,216,214	4,154,485

Total Chemicals		14,721,746

Commercial Banks - 15.5%
Allahabad Bank	1,178,382	5,196,980
Andhra Bank	1,299,332	3,900,685
Axis Bank Ltd.	675,501	19,486,434
Bank of India	969,625	8,975,579
Canara Bank*	1,015,236	11,923,246
Central Bank of India*	968,560	2,689,933
Corp. Bank	336,674	3,961,912
Federal Bank Ltd.	619,783	6,275,818
HDFC Bank Ltd.	514,980	28,979,541
ICICI Bank Ltd.	1,654,920	40,524,763
IDBI Bank Ltd.	1,581,306	4,823,244
Indian Bank	1,084,279	5,162,771
Indian Overseas Bank*	2,033,803	6,678,872
Karnataka Bank Ltd.	1,075,019	3,144,315
Oriental Bank of Commerce	672,255	4,958,167
State Bank of India	635,488	34,184,358
Syndicate Bank	1,732,288	4,557,174
Uco Bank*	2,205,996	4,725,107
Yes Bank Ltd.	828,784	5,785,405

Total Commercial Banks		205,934,304

Construction & Engineering - 2.0%
Era Infra Engineering Ltd.	470,003	1,796,320
IRB Infrastructure Developers Ltd.	380,792	1,466,436
Larsen & Toubro Ltd.	492,534	20,094,154
NCC Ltd.	832,266	1,511,772
Voltas Ltd.	616,564	2,201,300

Total Construction & Engineering		27,069,982

Construction Materials - 2.1%
ACC Ltd.	285,450	6,069,145
Ambuja Cements Ltd.	4,013,528	11,999,508
India Cements Ltd.	1,276,386	2,027,256
Shree Cement Ltd.	69,080	2,729,666
Ultratech Cement Ltd.*	262,531	5,461,162

Total Construction Materials		28,286,737

Consumer Finance - 0.0%
Shriram Transport Finance Co., Ltd.	8,710	120,150

Diversified Consumer Services - 0.2%
Educomp Solutions Ltd.	275,429	2,414,644

Diversified Financial Services - 1.1%
Indiabulls Financial Services Ltd.	706,389	2,546,493
Kotak Mahindra Bank Ltd.*	639,528	6,857,731
Reliance Capital Ltd.	415,085	5,371,197
SREI Infrastructure Finance Ltd.	533,936	513,601

Total Diversified Financial Services		15,289,022

Electric Utilities - 1.9%
Power Grid Corp. of India Ltd.	2,001,151	4,901,874
Reliance Infrastructure Ltd.*	519,540	6,218,441
Tata Power Co., Ltd.	421,152	12,325,309
Torrent Power Ltd.	347,218	1,860,270

Total Electric Utilities		25,305,894

Electrical Equipment - 1.6%
ABB Ltd.	126,923	2,485,933
Bharat Heavy Electricals Ltd.	304,454	13,965,620
Crompton Greaves Ltd.	747,951	4,334,360

Total Electrical Equipment		20,785,913

Energy Equipment & Services - 0.2%
Aban Offshore Ltd.	180,762	2,121,307

Food Products - 0.8%
Balrampur Chini Mills Ltd.*	1,221,811	1,705,520
Nestle India Ltd.	48,042	4,414,996
Tata Global Beverages Ltd.	1,832,999	3,958,974

Total Food Products		10,079,490

Gas Utilities - 1.3%
GAIL India Ltd.	1,526,932	15,070,351
Gujarat State Petronet Ltd.	888,960	1,767,878

Total Gas Utilities		16,838,229

Health Care Equipment & Supplies - 0.3%
Opto Circuits India Ltd.	589,293	3,937,628

Household Durables - 0.5%
Videocon Industries Ltd.	1,275,354	6,195,249

Household Products - 1.8%
Hindustan Unilever Ltd.	3,162,017	24,307,973

Independent Power Producers & Energy Traders - 1.5%
GMR Infrastructure Ltd.*	1,008,263	736,419
Jaiprakash Power Ventures Ltd.*	331,717	355,073
Neyveli Lignite Corp., Ltd.	71,696	155,734
NHPC Ltd.	8,907,331	4,782,192
NTPC Ltd.	3,391,405	14,179,377

Total Independent Power Producers & Energy Traders		20,208,795

Industrial Conglomerates - 0.8%
Jaiprakash Associates Ltd.	2,718,344	4,922,542
Siemens India Ltd.	268,478	5,345,236

Total Industrial Conglomerates		10,267,778

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    151

Schedule of Investments (unaudited) (concluded)

WisdomTree India Earnings Fund (EPI)

June 30, 2011

Investments	Shares	Fair Value
IT Services - 12.2%
HCL Infosystems Ltd.	825,838	$1,637,728
HCL Technologies Ltd.	848,179	9,387,317
Hexaware Technologies Ltd.	2,210,483	3,441,633
Infosys Ltd.	1,285,208	83,676,163
Mphasis Ltd.	298,314	2,899,557
Patni Computer Systems Ltd.	348,077	2,525,169
Rolta India Ltd.	722,023	2,080,344
Tata Consultancy Services Ltd.	1,481,697	39,251,174
Wipro Ltd.	1,839,283	17,182,139

Total IT Services		162,081,224

Life Sciences Tools & Services - 0.2%
Divi’s Laboratories Ltd.	183,174	3,226,878

Machinery - 1.7%
Ashok Leyland Ltd.	2,660,275	2,892,218
Cummins India Ltd.	230,791	3,500,134
Tata Motors Ltd.	626,658	13,937,104
Thermax Ltd.	173,959	2,317,962

Total Machinery		22,647,418

Marine - 0.4%
Essar Shipping Ltd.*	162,620	153,334
Mercator Lines Ltd.	2,249,560	2,015,433
Shipping Corp. of India Ltd.	1,140,950	2,613,574

Total Marine		4,782,341

Media - 0.5%
Sun TV Network Ltd.	265,767	2,063,592
Zee Entertainment Enterprises Ltd.	1,611,201	4,862,167

Total Media		6,925,759

Metals & Mining - 9.3%
Bhushan Steel Ltd.	509,487	4,995,999
Gujarat Mineral Development Corp., Ltd.	1,074,960	3,605,844
Hindalco Industries Ltd.	6,463,110	26,104,010
Hindustan Zinc Ltd.	1,466,406	4,477,701
Jindal Saw Ltd.	729,420	2,582,198
Jindal Steel & Power Ltd.	1,566,099	22,850,804
JSW Steel Ltd.*	452,072	8,933,232
National Aluminium Co., Ltd.	919,110	1,701,389
NMDC Ltd.	647,553	3,690,266
Sesa Goa Ltd.	2,531,723	15,973,882
Steel Authority of India Ltd.	3,877,682	11,927,326
Sterlite Industries India Ltd.*	3,167,813	11,922,925
Welspun Corp., Ltd.	1,208,052	4,672,495

Total Metals & Mining		123,438,071

Oil, Gas & Consumable Fuels - 21.9%
Bharat Petroleum Corp., Ltd.	491,747	7,153,034
Cairn India Ltd.*	907,230	6,326,916
Chennai Petroleum Corp., Ltd.	232,451	1,170,250
Essar Oil Ltd.*	972,115	2,709,592
Essar Shipping Ports & Logistics Ltd.*	325,240	721,745
Great Eastern Shipping Co., Ltd. (The)	291,621	1,876,186
Hindustan Petroleum Corp., Ltd.	635,361	5,649,706
Indian Oil Corp., Ltd.	2,977,808	22,438,893
Mangalore Refinery & Petrochemicals Ltd.	1,874,820	3,258,733
Oil & Natural Gas Corp., Ltd.	9,646,792	59,183,104
Oil India Ltd.	68,849	1,998,820
Petronet LNG Ltd.	1,872,993	5,694,083
Reliance Industries Ltd.	8,665,565	174,173,931

Total Oil, Gas & Consumable Fuels		292,354,993

Personal Products - 0.3%
Dabur India Ltd.	1,532,179	3,907,352

Pharmaceuticals - 3.0%
Aurobindo Pharma Ltd.	558,545	2,150,965
Cipla Ltd.	708,282	5,245,272
Dr. Reddy’s Laboratories Ltd.	68,181	2,336,479
GlaxoSmithKline Pharmaceuticals Ltd.	61,776	3,247,757
Glenmark Pharmaceuticals Ltd.	500,891	3,554,783
Lupin Ltd.	391,319	3,932,230
Piramal Healthcare Ltd.*	423,039	3,759,821
Sun Pharmaceutical Industries Ltd.	1,392,960	15,514,899

Total Pharmaceuticals		39,742,206

Real Estate Management & Development - 0.6%
Anant Raj Industries Ltd.	131,350	187,024
DLF Ltd.	1,571,233	7,397,036
Orbit Corp., Ltd.*	733,661	693,410

Total Real Estate Management & Development		8,277,470

Road & Rail - 0.2%
Container Corp. of India	109,524	2,547,454

Software - 0.4%
Financial Technologies India Ltd.	85,691	1,676,536
Oracle Financial Sevices Software Ltd.*	61,446	3,145,804

Total Software		4,822,340

Textiles, Apparel & Luxury Goods - 0.4%
Alok Industries Ltd.	6,977,467	3,941,190
S Kumars Nationwide Ltd.*	1,381,293	1,671,673

Total Textiles, Apparel & Luxury Goods		5,612,863

Thrifts & Mortgage Finance - 3.2%
Housing Development Finance Corp.	2,689,499	42,494,114

Tobacco - 1.9%
ITC Ltd.	5,543,506	25,167,598

Trading Companies & Distributors - 0.4%
Adani Enterprises Ltd.	377,552	6,037,960

Wireless Telecommunication Services - 5.2%
Bharti Airtel Ltd.	5,675,126	50,133,823
Idea Cellular Ltd.*	2,227,757	3,979,339
Reliance Communications Ltd.	7,093,323	15,185,527

Total Wireless Telecommunication Services		69,298,689

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $1,145,427,198)(a)		1,328,649,279

Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.2%		2,882,428

NET ASSETS - 100.0%		$1,331,531,707

*	Non-income producing security.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

152    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)

WisdomTree LargeCap Growth Fund (ROI)

June 30, 2011

Investments	Shares	Fair Value
COMMON STOCKS - 99.8%

Aerospace & Defense - 0.3%
Cubic Corp.	126	$6,425
HEICO Corp.(a)	109	5,967
TransDigm Group, Inc.*	232	21,155
Triumph Group, Inc.	153	15,236

Total Aerospace & Defense		48,783

Air Freight & Logistics - 0.4%
Atlas Air Worldwide Holdings, Inc.*	206	12,259
C.H. Robinson Worldwide, Inc.	452	35,636
Expeditors International of Washington, Inc.	591	30,253

Total Air Freight & Logistics		78,148

Airlines - 0.1%
Alaska Air Group, Inc.*	376	25,741

Auto Components - 0.8%
BorgWarner, Inc.*	479	38,698
Cooper Tire & Rubber Co.	479	9,479
Gentex Corp.(a)	439	13,271
TRW Automotive Holdings Corp.*	1,485	87,660

Total Auto Components		149,108

Automobiles - 0.0%
Thor Industries, Inc.	268	7,729

Beverages - 4.0%
Coca-Cola Enterprises, Inc.	2,342	68,340
Hansen Natural Corp.*	297	24,042
PepsiCo, Inc.	9,571	674,085

Total Beverages		766,467

Biotechnology - 0.5%
Alexion Pharmaceuticals, Inc.*	167	7,854
Celgene Corp.*	1,433	86,438
United Therapeutics Corp.*	138	7,604

Total Biotechnology		101,896

Building Products - 0.5%
Owens Corning*	2,311	86,316

Capital Markets - 2.8%
Affiliated Managers Group, Inc.*	115	11,667
Ameriprise Financial, Inc.	1,671	96,383
BlackRock, Inc.	958	183,755
Franklin Resources, Inc.	1,112	145,995
Raymond James Financial, Inc.	619	19,901
Stifel Financial Corp.*	397	14,236
T. Rowe Price Group, Inc.	869	52,435
Waddell & Reed Financial, Inc. Class A	347	12,613

Total Capital Markets		536,985

Chemicals - 4.1%
Albemarle Corp.	497	34,392
Cabot Corp.	461	18,380
Celanese Corp. Series A	1,065	56,775
CF Industries Holdings, Inc.	395	55,960
E.I. Du Pont de Nemours & Co.	5,083	274,737
Eastman Chemical Co.	513	52,362
Lubrizol Corp.	484	64,987
Mosaic Co. (The)	1,775	120,221
Nalco Holding Co.	810	22,526
NewMarket Corp.(a)	102	17,412
PolyOne Corp.	1,181	18,270
Rockwood Holdings, Inc.*	442	24,438
Solutia, Inc.*	688	15,721
Westlake Chemical Corp.	321	16,660

Total Chemicals		792,841

Commercial Banks - 0.1%
Signature Bank*(a)	159	9,094
SVB Financial Group*	146	8,718

Total Commercial Banks		17,812

Commercial Services & Supplies - 0.3%
Clean Harbors, Inc.*	114	11,771
Deluxe Corp.	447	11,045
Herman Miller, Inc.	238	6,478
Steelcase, Inc. Class A	396	4,510
Stericycle, Inc.*	218	19,429

Total Commercial Services & Supplies		53,233

Communications Equipment - 0.8%
Acme Packet, Inc.*	46	3,226
ADTRAN, Inc.	240	9,290
EchoStar Corp. Class A*	490	17,851
F5 Networks, Inc.*	155	17,089
InterDigital, Inc.(a)	297	12,132
Juniper Networks, Inc.*	1,440	45,359
Loral Space & Communications, Inc.*	557	38,695
Polycom, Inc.*(a)	145	9,324
Riverbed Technology, Inc.*	115	4,553

Total Communications Equipment		157,519

Computers & Peripherals - 9.4%
Apple, Inc.*	4,295	1,441,703
EMC Corp.*	6,558	180,673
NCR Corp.*	669	12,637
NetApp, Inc.*(a)	1,127	59,483
SanDisk Corp.*	2,422	100,513

Total Computers & Peripherals		1,795,009

Construction & Engineering - 0.0%
MasTec, Inc.*	395	7,789

Consumer Finance - 0.2%
Credit Acceptance Corp.*	199	16,809
Ezcorp, Inc. Class A*	335	11,918

Total Consumer Finance		28,727

Containers & Packaging - 0.7%
Ball Corp.	1,295	49,806
Bemis Co., Inc.	609	20,572
Greif, Inc. Class A	375	24,386
Rock-Tenn Co. Class A	293	19,438
Temple-Inland, Inc.	729	21,680

Total Containers & Packaging		135,882

Diversified Consumer Services - 0.1%
Coinstar, Inc.*(a)	143	7,799
Sotheby’s(a)	297	12,920

Total Diversified Consumer Services		20,719

Diversified Financial Services - 0.9%
Leucadia National Corp.	4,665	159,076
MSCI, Inc. Class A*	319	12,020
Portfolio Recovery Associates, Inc.*	78	6,614

Total Diversified Financial Services		177,710

Diversified Telecommunication Services - 0.8%
CenturyLink, Inc.	2,301	93,030
Frontier Communications Corp.	3,107	25,073
Windstream Corp.(a)	2,739	35,497

Total Diversified Telecommunication Services		153,600

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    153

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Growth Fund (ROI)

June 30, 2011

Investments	Shares	Fair Value
Electric Utilities - 0.1%
Cleco Corp.	271	$9,444

Electrical Equipment - 0.7%
AMETEK, Inc.	576	25,862
EnerSys*	273	9,397
General Cable Corp.*	196	8,346
GrafTech International Ltd.*	782	15,851
II-VI, Inc.*	250	6,400
Polypore International, Inc.*	96	6,513
Rockwell Automation, Inc.	476	41,297
Roper Industries, Inc.	330	27,489

Total Electrical Equipment		141,155

Electronic Equipment, Instruments & Components - 1.3%
Amphenol Corp. Class A	817	44,110
Arrow Electronics, Inc.*(a)	1,039	43,119
Avnet, Inc.*	1,488	47,437
IPG Photonics Corp.*	86	6,253
Jabil Circuit, Inc.	1,465	29,593
Molex, Inc.(a)	1,018	26,234
National Instruments Corp.	296	8,788
Trimble Navigation Ltd.*	194	7,690
TTM Technologies, Inc.*	416	6,664
Vishay Intertechnology, Inc.*(a)	1,789	26,907

Total Electronic Equipment, Instruments & Components		246,795

Energy Equipment & Services - 2.7%
Baker Hughes, Inc.	1,221	88,596
CARBO Ceramics, Inc.	55	8,962
Halliburton Co.	3,474	177,173
Helmerich & Payne, Inc.(a)	433	28,630
Lufkin Industries, Inc.	45	3,872
National Oilwell Varco, Inc.	1,974	154,386
Oil States International, Inc.*	204	16,302
SEACOR Holdings, Inc.	236	23,591
Superior Energy Services, Inc.*	327	12,145

Total Energy Equipment & Services		513,657

Food & Staples Retailing - 0.2%
United Natural Foods, Inc.*	149	6,358
Whole Foods Market, Inc.	380	24,111

Total Food & Staples Retailing		30,469

Food Products - 0.2%
Corn Products International, Inc.	466	25,760
Darling International, Inc.*	325	5,753
Green Mountain Coffee Roasters, Inc.*(a)	132	11,782

Total Food Products		43,295

Gas Utilities - 0.2%
Oneok, Inc.	451	33,379

Health Care Equipment & Supplies - 0.4%
Cooper Cos., Inc. (The)	209	16,561
Edwards Lifesciences Corp.*	252	21,969
Intuitive Surgical, Inc.*	93	34,607

Total Health Care Equipment & Supplies		73,137

Health Care Providers & Services - 2.1%
AMERIGROUP Corp.*(a)	361	25,440
Catalyst Health Solutions, Inc.*	135	7,536
Express Scripts, Inc.*	2,015	108,770
Health Management Associates, Inc. Class A*	1,376	14,833
Healthspring, Inc.*	495	22,824
HMS Holdings Corp.*(a)	49	3,767
Humana, Inc.	1,543	124,273
Tenet Healthcare Corp.*	15,699	97,962

Total Health Care Providers & Services		405,405

Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc.*	126	2,447
athenahealth, Inc.*(a)	31	1,274
Quality Systems, Inc.(a)	67	5,849

Total Health Care Technology		9,570

Hotels, Restaurants & Leisure - 1.4%
Chipotle Mexican Grill, Inc.*	54	16,642
Panera Bread Co. Class A*	78	9,801
Starbucks Corp.	2,645	104,452
Vail Resorts, Inc.(a)	74	3,420
Wynn Resorts Ltd.	146	20,957
Yum! Brands, Inc.	2,125	117,386

Total Hotels, Restaurants & Leisure		272,658

Household Durables - 0.1%
Tempur-Pedic International, Inc.*(a)	227	15,395

Household Products - 0.3%
Clorox Co.	788	53,143

Industrial Conglomerates - 0.1%
Seaboard Corp.	11	26,598

Internet & Catalog Retail - 0.9%
Amazon.com, Inc.*	546	111,651
NetFlix, Inc.*	58	15,236
priceline.com, Inc.*	92	47,098
Shutterfly, Inc.*(a)	27	1,550

Total Internet & Catalog Retail		175,535

Internet Software & Services - 0.1%
Ancestry.com, Inc.*(a)	104	4,305
OpenTable, Inc.*	13	1,081
Rackspace Hosting, Inc.*(a)	112	4,787
VeriSign, Inc.	204	6,825

Total Internet Software & Services		16,998

IT Services - 1.5%
Cognizant Technology Solutions Corp. Class A*	796	58,379
DST Systems, Inc.	465	24,552
Fidelity National Information Services, Inc.	1,685	51,881
Gartner, Inc.*(a)	226	9,106
Jack Henry & Associates, Inc.	345	10,353
Syntel, Inc.	176	10,405
Teradata Corp.*	517	31,123
VeriFone Systems, Inc.*	185	8,205
Western Union Co. (The)	4,027	80,661
Wright Express Corp.*	147	7,654

Total IT Services		292,319

Leisure Equipment & Products - 0.1%
Polaris Industries, Inc.	144	16,008

Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.*	1,691	86,427
Bruker Corp.*	479	9,752
Illumina, Inc.*	162	12,174
Mettler-Toledo International, Inc.*	119	20,072

Total Life Sciences Tools & Services		128,425

Machinery - 5.3%
Bucyrus International, Inc.	373	34,189
Caterpillar, Inc.	2,199	234,105
Chart Industries, Inc.*	46	2,483
Cummins, Inc.	813	84,137

See Notes to Schedule of Investments.

154    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Growth Fund (ROI)

June 30, 2011

Investments	Shares	Fair Value
Deere & Co.	2,010	$165,725
Donaldson Co., Inc.	297	18,022
Dover Corp.	969	65,698
Gardner Denver, Inc.	206	17,314
Graco, Inc.(a)	206	10,436
Joy Global, Inc.	450	42,858
Kennametal, Inc.(a)	392	16,546
Lincoln Electric Holdings, Inc.	309	11,078
Middleby Corp.*	74	6,959
Mueller Industries, Inc.	155	5,876
Nordson Corp.	295	16,181
Oshkosh Corp.*	2,003	57,967
PACCAR, Inc.(a)	784	40,055
Parker Hannifin Corp.	813	72,959
Robbins & Myers, Inc.	94	4,968
Stanley Black & Decker, Inc.	876	63,116
Timken Co.	503	25,351
WABCO Holdings, Inc.*	253	17,472
Wabtec Corp.	158	10,384

Total Machinery		1,023,879

Marine - 0.0%
Alexander & Baldwin, Inc.(a)	85	4,094

Media - 0.6%
CBS Corp. Class B	2,813	80,142
Scripps Networks Interactive, Inc. Class A	775	37,882

Total Media		118,024

Metals & Mining - 3.4%
Allegheny Technologies, Inc.	94	5,966
Allied Nevada Gold Corp.*	78	2,759
Cliffs Natural Resources, Inc.	928	85,794
Compass Minerals International, Inc.	140	12,050
Freeport-McMoRan Copper & Gold, Inc.	7,215	381,673
Globe Specialty Metals, Inc.	139	3,116
Hecla Mining Co.*	335	2,576
Royal Gold, Inc.(a)	86	5,037
Schnitzer Steel Industries, Inc. Class A	124	7,142
Southern Copper Corp.	3,596	118,201
Walter Energy, Inc.	260	30,108

Total Metals & Mining		654,422

Multiline Retail - 0.3%
Dillard’s, Inc. Class A(a)	364	18,979
Dollar Tree, Inc.*	655	43,636

Total Multiline Retail		62,615

Multi-Utilities - 0.1%
OGE Energy Corp.	506	25,462

Office Electronics - 0.1%
Zebra Technologies Corp. Class A*	240	10,121

Oil, Gas & Consumable Fuels - 28.2%
Alpha Natural Resources, Inc.*	193	8,770
Arch Coal, Inc.	322	8,585
Berry Petroleum Co. Class A	46	2,444
Chevron Corp.	16,102	1,655,930
Concho Resources, Inc.*	166	15,247
ConocoPhillips	8,777	659,943
Continental Resources, Inc.*	218	14,150
CVR Energy, Inc.*	128	3,151
El Paso Corp.	4,279	86,436
EOG Resources, Inc.	125	13,069
Exxon Mobil Corp.	31,779	2,586,174
Gulfport Energy Corp.*	126	3,741
HollyFrontier Corp.*	145	10,063
Marathon Oil Corp.	4,605	242,591
Northern Oil and Gas, Inc.*(a)	23	509
Peabody Energy Corp.	1,057	62,268
Sunoco, Inc.	480	20,021
World Fuel Services Corp.(a)	344	12,360

Total Oil, Gas & Consumable Fuels		5,405,452

Personal Products - 0.4%
Estee Lauder Cos., Inc. (The) Class A	646	67,953

Pharmaceuticals - 6.7%
Endo Pharmaceuticals Holdings, Inc.*(a)	608	24,423
Impax Laboratories, Inc.*(a)	800	17,432
Merck & Co., Inc.	33,318	1,175,793
Perrigo Co.	309	27,152
Viropharma, Inc.*	576	10,656
Watson Pharmaceuticals, Inc.*(a)	537	36,908

Total Pharmaceuticals		1,292,364

Professional Services - 0.1%
Corporate Executive Board Co. (The)	115	5,020

IHS, Inc. Class A*	163	13,597

Total Professional Services		18,617

Real Estate Investment Trusts (REITs) - 0.0%
Entertainment Properties Trust	198	9,247

Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A*	730	18,330

Road & Rail - 2.5%
Amerco, Inc.*(a)	137	13,173
Avis Budget Group, Inc.*	668	11,416
CSX Corp.	5,434	142,479
Dollar Thrifty Automotive Group*	195	14,379
Genesee & Wyoming, Inc. Class A*	143	8,386
Kansas City Southern*	395	23,435
Old Dominion Freight Line, Inc.*	191	7,124
Union Pacific Corp.	2,545	265,699

Total Road & Rail		486,091

Semiconductors & Semiconductor Equipment - 5.6%
Altera Corp.	1,589	73,650
Amkor Technology, Inc.*	3,500	21,595
Analog Devices, Inc.	1,850	72,409
Applied Materials, Inc.	8,634	112,327
Broadcom Corp. Class A*	2,603	87,565
Cirrus Logic, Inc.*(a)	441	7,012
Cymer, Inc.*(a)	157	7,773
Diodes, Inc.*(a)	197	5,142
First Solar, Inc.*(a)	407	53,834
GT Solar International, Inc.*(a)	1,363	22,081
Hittite Microwave Corp.*	107	6,624
Maxim Integrated Products, Inc.	1,628	41,612
Microchip Technology, Inc.(a)	871	33,020
Micron Technology, Inc.*(a)	10,258	76,730
Microsemi Corp.*	291	5,966
MKS Instruments, Inc.	388	10,251
National Semiconductor Corp.	1,245	30,639
ON Semiconductor Corp.*	2,863	29,976
RF Micro Devices, Inc.*(a)	1,922	11,763
Semtech Corp.*	280	7,655
Skyworks Solutions, Inc.*	553	12,708
SunPower Corp. Class A*(a)	610	11,791
Texas Instruments, Inc.	7,872	258,437
TriQuint Semiconductor, Inc.*	1,435	14,623
Xilinx, Inc.(a)	1,775	64,734

Total Semiconductors & Semiconductor Equipment		1,079,917

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    155

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Growth Fund (ROI)

June 30, 2011

Investments	Shares	Fair Value
Software - 4.5%
Ariba, Inc.*(a)	58	$1,999
Autodesk, Inc.*	454	17,524
Citrix Systems, Inc.*	325	26,000
CommVault Systems, Inc.*	49	2,178
Fortinet, Inc.*	176	4,803
Informatica Corp.*	135	7,888
Lawson Software, Inc.*	219	2,457
MICROS Systems, Inc.*	222	11,036
MicroStrategy, Inc. Class A*	28	4,555
Oracle Corp.	21,823	718,195
Red Hat, Inc.*	195	8,951
Salesforce.com, Inc.*(a)	42	6,257
SolarWinds, Inc.*	169	4,418
Synchronoss Technologies, Inc.*(a)	32	1,015
TIBCO Software, Inc.*(a)	283	8,213
VMware, Inc. Class A*	355	35,582

Total Software		861,071

Specialty Retail - 0.6%
Advance Auto Parts, Inc.	469	27,432
AutoNation, Inc.*(a)	670	24,529
Dick’s Sporting Goods, Inc.*	411	15,803
DSW, Inc. Class A*	215	10,881
Tractor Supply Co.	233	15,583
Ulta Salon Cosmetics & Fragrance, Inc.*(a)	123	7,943
Williams-Sonoma, Inc.	429	15,654

Total Specialty Retail		117,825

Textiles, Apparel & Luxury Goods - 0.9%
Deckers Outdoor Corp.*	147	12,957
Fossil, Inc.*	237	27,900
Hanesbrands, Inc.*	724	20,670
Iconix Brand Group, Inc.*	345	8,349
Phillips-Van Heusen Corp.	465	30,444
Polo Ralph Lauren Corp.	412	54,636
Steven Madden Ltd.*	199	7,464
Timberland Co. (The) Class A*	222	9,539
Under Armour, Inc. Class A*(a)	74	5,721

Total Textiles, Apparel & Luxury Goods		177,680

Trading Companies & Distributors - 0.2%
MSC Industrial Direct Co. Class A	204	13,527
Watsco, Inc.	101	6,867
WESCO International, Inc.*	175	9,466

Total Trading Companies & Distributors		29,860

Wireless Telecommunication Services - 0.2%
MetroPCS Communications, Inc.*	1,747	30,066

TOTAL COMMON STOCKS (Cost: $18,350,966)		19,138,489

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.5%

MONEY MARKET FUND - 4.5%
Dreyfus Institutional Preferred Money Market Fund, 0.15%(b) (Cost: $859,478)(c)	859,478	859,478

TOTAL INVESTMENTS IN SECURITIES - 104.3% (Cost: $19,210,444)(d)		19,997,967
Liabilities in Excess of Cash and Other Assets - (4.3)%		(827,067)

NET ASSETS - 100.0%		$19,170,900

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2011 (See Note 2).
(b)	Interest rate shown reflects yield as of June 30, 2011.
(c)	At June 30, 2011, the total market value of the Fund’s securities on loan was $835,303 and the total market value of the collateral held by the Fund was $859,478.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

156    WisdomTree Domestic and International Earnings Funds

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of June 30, 2011, the Trust offered 47 investment funds (each a “Fund”, collectively, the “Funds”). Each Fund is considered to be non-diversified. The Funds described herein, commenced operations on June 16, 2006, except as follows: The WisdomTree Commodity Country Equity Fund, WisdomTree Global Natural Resources Fund and WisdomTree Global ex-U.S. Utility Fund commenced operations on October 13, 2006. The WisdomTree Domestic Earnings Funds, WisdomTree Global ex-U.S. Real Estate Fund, WisdomTree Emerging Markets Equity Income Fund, WisdomTree Emerging Markets SmallCap Dividend Fund, WisdomTree Indian Earnings Fund, WisdomTree Middle East Dividend Fund, WisdomTree LargeCap Growth Fund and WisdomTree International Hedged Equity Fund which commenced operations on February 23, 2007, June 5, 2007, July 13, 2007, October 30, 2007, February 22, 2008, July 16, 2008, December 4, 2008, and December 31, 2009, respectively.

These notes relate to the Schedule of Investments for WisdomTree Total Dividend Fund (“Total Dividend Fund”), WisdomTree Equity Income Fund (“Equity Income Fund”), WisdomTree LargeCap Dividend Fund (“LargeCap Dividend Fund”), WisdomTree Dividend ex-Financials Fund (“Dividend ex-Financials Fund”), WisdomTree MidCap Dividend Fund (“MidCap Dividend Fund”), WisdomTree SmallCap Dividend Fund (“SmallCap Dividend Fund”), WisdomTree DEFA Fund (“DEFA Fund”), WisdomTree DEFA Equity Income Fund (“DEFA Equity Income Fund”), WisdomTree Global Equity Income Fund (“Global Equity Income Fund”), WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund”), WisdomTree Japan Hedged Equity Fund (“Japan Hedged Equity Fund”), WisdomTree Global ex-U.S. Growth Fund (“Global ex-U.S. Growth Fund”), formerly the WisdomTree World ex-U.S. Growth Fund, WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund”), WisdomTree Asia Pacific ex-Japan Fund (“Asia Pacific ex-Japan Fund), formerly the WisdomTree Pacific ex-Japan Total Dividend Fund, WisdomTree Australia Dividend Fund (“Australia Dividend Fund”), formerly the Pacific ex-Japan Equity Income Fund, WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund”), WisdomTree International Dividend ex-Financials Fund (“International Dividend ex-Financials Fund”), WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund”), WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund”), WisdomTree Emerging Markets Equity Income Fund (“Emerging Markets Equity Income Fund”), WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund”), WisdomTree Middle East Dividend Fund (“Middle East Dividend Fund”), WisdomTree International Hedged Equity Fund (“International Hedged Equity Fund”), WisdomTree Commodity Country Equity Fund (“Commodity Country Equity Fund”), formerly the International Basic Materials Sector Fund, WisdomTree Global Natural Resources Fund (“Global Natural Resources Fund”) formerly the International Energy Sector Fund, WisdomTree Global ex-U.S. Utility Fund (“Global ex-U.S. Utility Fund”), formerly the International Utilities Sector Fund, WisdomTree Global ex-U.S. Real Estate Fund (“Global ex-U.S. Real Estate Fund”), formerly the International Real Estate Fund, WisdomTree Total Earnings Fund (“Total Earnings Fund”), WisdomTree Earnings 500 Fund (“Earnings 500 Fund”), WisdomTree MidCap Earnings Fund (“MidCap Earnings Fund”), WisdomTree SmallCap Earnings Fund (“SmallCap Earnings Fund”), WisdomTree LargeCap Value Fund (“LargeCap Value Fund”), formerly the WisdomTree Low P/E Fund, WisdomTree LargeCap Growth Fund (“LargeCap Growth Fund”) and WisdomTree India Earnings Fund (“India Earnings Fund”).

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“Codification”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

Guarantees—In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Investment Valuation—The Net Asset Value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund may invest in money market funds or affiliated funds which are valued at NAV.

Notes to Schedule of Investments (unaudited)(continued)

Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Forward foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m., London time for Europe and the Americas and Tullett Prebon closing spot and forward rates as of 2:00 p.m., Singapore time for Asia.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued”. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ form quoted or published prices for the same securities.

Fair Value Measurement—In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used as of June 30, 2011 in valuing each Fund’s assets carried at fair value:

Notes to Schedule of Investments (unaudited)(continued)

2. SIGNIFICANT ACCOUNTING POLICIES

Total Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$172,081,311	$—	$—
Money Market Funds	—	13,277,091	—
Affiliated Funds	433,143	—	—

Total	$172,514,454	$13,277,091	$—

Equity Income Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$216,811,022	$—	$—
Money Market Funds	—	16,736,823	—
Affiliated Funds	255,310	—	—

Total	$217,066,332	$16,736,823	$—

LargeCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$799,635,761	$—	$—
Money Market Funds	—	33,708,208	—
Affiliated Funds	115,812	—	—

Total	$799,751,573	$33,708,208	$—

Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$470,108,644	$—	$—
Money Market Funds	—	62,672,091	—
Affiliated Funds	1,518,765	—	—

Total	$471,627,409	$62,672,091	$—

MidCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$271,247,268	$—	$—
Money Market Funds	—	81,107,790	—
Affiliated Funds	2,803,681	—	—

Total	$274,050,949	$81,107,790	$—

SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$237,906,206	$—	$—
Money Market Funds	—	71,260,353	—
Affiliated Funds	1,831,927	—	—

Total	$239,738,133	$71,260,353	$—

DEFA Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$454,099,657	$28,378	$—
Rights	16,901	15,700	—
Money Market Funds	—	23,311,062	—
Affiliated Funds	2,177,692	—	—

Total	$456,294,250	$23,355,140	$—

Notes to Schedule of Investments (unaudited)(continued)

DEFA Equity Income Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$138,655,707	$11,755	$—
Rights	6,636	—	—
Money Market Funds	—	3,350,044	—
Affiliated Funds	620,902	—	—

Total	$139,283,245	$3,361,799	$—

Global Equity Income Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$79,732,321	$149,528	$—
Rights	2,409	—	—
Money Market Funds	—	4,005,077	—
Affiliated Funds	165,646	—	—

Total	79,900,376	4,154,605	—

Unrealized Appreciation on Foreign Currency Contracts	—	2	—
Unrealized Depreciation on Foreign Currency Contracts	—	(289)	—

Total—Net	$79,900,376	$4,154,318	$—

Europe SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$27,873,883	$—	$—
Rights	2,705	—	—
Foreign Corporate Obligations	—	37,830	—
Money Market Funds	—	481,880	—
Affiliated Funds	12,856	—	—

Total	27,889,444	519,710	—

Unrealized Appreciation on Foreign Currency Contracts	—	90	—

Total—Net	$27,889,444	$519,800	$—

Japan Hedged Equity Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$546,358,624	$—	$—
Money Market Funds	—	32,183,766	—

Total	546,358,624	32,183,766	—

Unrealized Appreciation on Foreign Currency Contracts	—	569,856	—
Unrealized Depreciation on Foreign Currency Contracts	—	(3,317,398)	—

Total—Net	$546,358,624	$29,436,224	$—

Global ex-U.S. Growth Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$60,611,806	$394,037	$—
Rights	9,802	—	—
Money Market Funds	—	2,976,669	—
Affiliated Funds	387,216	—	—

Total	61,008,824	3,370,706	—

Unrealized Appreciation on Foreign Currency Contracts	—	27	—
Unrealized Depreciation on Foreign Currency Contracts	—	(1)	—

Total—Net	$61,008,824	$3,370,732	$—

Notes to Schedule of Investments (unaudited)(continued)

Japan SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$240,761,702	$—	$—
Money Market Funds	—	15,010,762	—
Affiliated Funds	688,756	—	—

Total	$241,450,458	$15,010,762	$—

Asia-Pacific ex-Japan Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$67,971,554	$—	$—
Money Market Funds	—	2,487,082	—
Affiliated Funds	2,210,025	—	—

Total	70,181,579	2,487,082	—

Unrealized Appreciation on Foreign Currency Contracts		103
Unrealized Depreciation on Foreign Currency Contracts	—	(1,332)	—

Total—Net	$70,181,579	$2,485,853	$—

Australia Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$54,867,478	$—	$—
Money Market Funds	—	1,124,028	—

Total	$54,867,478	$1,124,028	$—

International LargeCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$144,392,427	$—	$—
Rights	6,540	—	—
Money Market Funds	—	4,057,239	—
Affiliated Funds	413,542	—	—

Total	144,812,509	4,057,239	—

Unrealized Appreciation on Foreign Currency Contracts	—	211	—
Unrealized Depreciation on Foreign Currency Contracts	—	(17)	—

Total—Net	$144,812,509	$4,057,433	$—

International Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$166,377,306	$—	$—
Money Market Funds	—	7,903,218	—
Affiliated Funds	1,715,327	—	—

Total	168,092,633	7,903,218	—

Unrealized Appreciation on Foreign Currency Contracts	—	4	—
Unrealized Depreciation on Foreign Currency Contracts	—	(142)	—

Total—Net	$168,092,633	$7,903,080	$—

International MidCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$145,886,174	$29,461	$—
Rights	6,026	21,286	—
Money Market Funds	—	10,367,318	—
Affiliated Funds	463,777	—	—

Total	146,355,977	10,418,065	—

Unrealized Depreciation on Foreign Currency Contracts	—	(1,253)	—

Total—Net	$146,355,977	$10,416,812	$—

Notes to Schedule of Investments (unaudited)(continued)

International SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$452,479,806	$—	$—
Money Market Funds	—	26,829,059	—
Affiliated Funds	2,061,741	—	—

Total	454,541,547	26,829,059	—

Unrealized Appreciation on Foreign Currency Contracts	—	43	—
Unrealized Depreciation on Foreign Currency Contracts	—	(845)	—

Total—Net	$454,541,547	$26,828,257	$—

Emerging Markets Equity Income Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$1,672,121,423	$25,060,972	$—
Rights	—	3,298	—
Money Market Funds	—	18,556,019	—

Total	1,672,121,423	43,620,289	—

Unrealized Appreciation on Foreign Currency Contracts	—	12,470	—
Unrealized Depreciation on Foreign Currency Contracts	—	(71,893)	—

Total—Net	$1,672,121,423	$43,560,866	$—

Emerging Markets SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$909,139,940	$—	$—
Rights	—	15,098	—
Warrants	—	82,951	—
Money Market Funds	—	11,691,535	—
Affiliated Funds	4,328,031	—	—

Total	913,467,971	11,789,584	—

Unrealized Appreciation on Foreign Currency Contracts	—	7,778	—
Unrealized Depreciation on Foreign Currency Contracts	—	(11,503)	—

Total—Net	$913,467,971	$11,785,859	$—

Middle East Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$18,740,459	$—	$—

International Hedged Equity Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$20,832,640	$1,433	$—
Rights	730	—	—
Money Market Funds	—	347,902	—

Total	20,833,370	349,335	—

Unrealized Appreciation on Foreign Currency Contracts	—	161,945	—
Unrealized Depreciation on Foreign Currency Contracts	—	(223,104)	—

Total—Net	$20,833,370	$288,176	$—

Commodity Country Equity Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$39,873,002	$—	$—
Money Market Funds	—	2,072,477	—

Total	$39,873,002	$2,072,477	$—

Notes to Schedule of Investments (unaudited)(continued)

Global Natural Resources Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$44,033,283	$989,796	$—
Rights	—	69,681	—
Money Market Funds	—	1,793,042	—
Affiliated Funds	272,811	—	—

Total	44,306,094	2,852,519	—

Unrealized Appreciation on Foreign Currency Contracts	—	57	—

Total—Net	$44,306,094	$2,852,576	$—

Global ex-U.S. Utility Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$34,312,279	$—	$—
Money Market Funds	—	3,052,778	—
Affiliated Funds	250,837	—	—

Total	34,563,116	3,052,778	—

Unrealized Depreciation on Foreign Currency Contracts	—	(10)	—

Total—Net	$34,563,116	$3,052,768	$—

Global ex-U.S. Real Estate Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$127,423,129	$—	$—
Money Market Funds	—	5,496,426	—
Affiliated Funds	134,834	—	—

Total	$127,557,963	$5,496,426	$—

Total Earnings Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$49,150,612	$—	$—
Money Market Funds	—	4,083,868	—
Affiliated Funds	127,634	—	—

Total	$49,278,246	$4,083,868	$—

Earnings 500 Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$63,494,597	$—	$—
Money Market Funds	—	3,673,464	—
Affiliated Funds	157,538	—	—

Total	$63,652,135	$3,673,464	$—

MidCap Earnings Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$131,224,856	$—	$—
Money Market Funds	—	33,684,398	—
Affiliated Funds	704,071	—	—

Total	$131,928,927	$33,684,398	$—

SmallCap Earnings Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$140,483,033	$—	$—
Money Market Funds	—	39,332,270	—
Affiliated Funds	819,656	—	—

Total	$141,302,689	$39,332,270	$—

Notes to Schedule of Investments (unaudited)(continued)

LargeCap Value Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$25,550,930	$—	$—
Money Market Funds	—	887,929	—
Affiliated Funds	99,672	$—	—

Total	$25,650,602	$887,929	$—

India Earnings Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$1,328,649,279	$—	$—

LargeCap Growth Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks*	$19,138,489	$—	$—
Money Market Funds	—	859,478	—

Total	$19,138,489	$859,478	$—

*	Please refer to Schedule of Investments for a breakdown of the valuation by industry type and country.

Notes to Schedule of Investments (unaudited)(continued)

All transfers in or out of Level 3 are done using beginning of period method. For the quarter ended June 30, 2011, there were no transfers in or out of Level 3.

In January 2010, FASB issued Accounting Standards Update No. 2010-06 “Improving Disclosures about Fair Value Measurements (“ASU 2010-06”).” ASU 2010-06 require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements, as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, have been adopted by the Funds. No significant transfers between Level 1 or Level 2 fair value measurements occurred during the quarter ended June 30, 2011.

ASU 2010-06 also requires information on purchases and sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management has implemented the application portion ASU 2010-06 for the quarter ended June 30, 2011 and the impact of such adoption is limited to additional disclosure in the financial statement.

Derivative and Hedging Disclosure—Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts during the period ended June 30, 2011 which are detailed in the foreign currency contract table herein. The volume of the derivatives that is presented is consistent with the derivative activity during the three months ended June 30, 2011. There are no credit-risk contingent features on the foreign currency contracts and warrants held by the Funds.

Investment Transactions—Investment transactions are recorded as of the date that the securities are purchased or sold (trade date).

Foreign Currency Translation—The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser.

Currency Transactions—The Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders. The Funds, other than Japan Hedged Equity Fund and International Hedged Equity Fund, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Transactions—A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured.

Notes to Schedule of Investments (unaudited)(continued)

The following foreign currency transactions were open at and for the quarter ended June 30, 2011:

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Global Equity Income Fund	7/01/11	USD	7,886	KRW	8,422,333	$2
	7/01/11	USD	22,630	MYR	68,262	(22)
	7/05/11	AUD	50,286	USD	53,628	(208)
	7/05/11	EUR	7,539	USD	10,873	(57)
	7/05/11	HKD	70,278	USD	9,030	(2)

						$(287)

Europe SmallCap Dividend Fund	7/01/11	GBP	11,134	EUR	12,391	$90

Japan Hedged Equity Fund	7/05/11	JPY	19,098,898,529	USD	235,112,559	$(1,377,021)
	7/05/11	JPY	19,098,898,530	USD	235,112,559	(1,377,021)
	7/05/11	JPY	3,834,803,622	USD	47,529,500	45,552
	7/05/11	JPY	415,817,847	USD	5,187,290	38,481
	7/05/11	JPY	4,343,981,652	USD	54,251,622	462,845
	7/05/11	JPY	280,233,434	USD	3,484,316	14,363
	7/05/11	JPY	563,814,377	USD	6,970,309	(11,048)
	7/05/11	JPY	2,261,332,920	USD	27,959,457	(41,198)
	7/05/11	USD	10,373,609	JPY	832,405,365	(66,460)
	7/05/11	USD	6,926,228	JPY	557,376,418	(24,588)
	7/05/11	USD	7,029,595	JPY	566,740,038	(12,012)
	7/05/11	USD	47,259,255	JPY	3,784,280,136	(400,908)
	7/05/11	USD	5,962,138	JPY	482,198,024	8,615
	7/05/11	USD	178,463,072	JPY	14,412,677,706	—
	7/05/11	USD	178,463,072	JPY	14,412,677,708	—
	7/05/11	USD	183,871,044	JPY	14,849,425,516	—
	8/03/11	JPY	14,558,087,567	USD	180,285,914	(2,578)
	8/03/11	JPY	14,558,087,566	USD	180,286,584	(1,908)
	8/03/11	JPY	14,999,241,734	USD	185,749,124	(2,656)

						$(2,747,542)

Global ex-U.S. Growth Fund	7/05/11	EUR	6,500	USD	9,437	$13
	7/05/11	HKD	58,000	USD	7,453	(1)
	7/05/11	JPY	598,000	USD	7,418	14

						$26

Asia-Pacific ex-Japan Fund	7/05/11	AUD	269,763	USD	287,476	$(1,332)
	7/06/11	AUD	107,923	USD	115,646	103

						$(1,229)

International LargeCap Dividend Fund	7/01/11	AUD	17,853	JPY	1,542,258	$(17)
	7/06/11	AUD	160,000	USD	171,418	211

						$194

International Dividend ex-Financials Fund	7/01/11	GBP	17,229	USD	27,664	$4
	7/01/11	JPY	6,217,985	USD	76,851	(142)

						$(138)

International MidCap Dividend Fund	7/05/11	EUR	168,000	USD	242,301	$(1,253)

International SmallCap Dividend Fund	7/01/11	AUD	65,313	USD	69,689	$(235)
	7/01/11	EUR	81,909	USD	118,146	(610)
	7/01/11	GBP	175,000	USD	280,998	43

						$(802)

Emerging Markets Equity Income Fund	7/01/11	TRY	253,868	USD	156,386	$64
	7/01/11	USD	5,476,266	ILS	18,600,000	(9,697)
	7/01/11	USD	520,511	KRW	555,905,770	170
	7/01/11	USD	2,005,616	MYR	6,081,027	8,303
	7/01/11	USD	950,111	MYR	2,880,738	3,933
	7/01/11	USD	818,075	MYR	2,467,723	(813)
	7/01/11	USD	1,516,864	MYR	4,575,621	(1,507)
	7/05/11	ZAR	2,206,600	USD	322,006	(3,499)
	7/05/11	ZAR	26,499,177	USD	3,852,633	(56,377)

						$(59,423)

Emerging Markets SmallCap Dividend Fund	7/01/11	USD	1,248,268	ILS	4,273,694	$7,778
	7/01/11	USD	3,090,076	ILS	10,500,000	(4,110)
	7/01/11	USD	205,075	TRY	333,000	(25)
	7/05/11	ZAR	4,146,176	USD	604,253	(7,368)

						$(3,725)

International Hedged Equity Fund	7/05/11	AUD	2,300,941	USD	2,441,464	$(21,922)
	7/05/11	AUD	36,837	USD	39,236	(201)
	7/05/11	AUD	556,119	USD	585,011	(10,370)
	7/05/11	AUD	14,500	USD	15,556	32
	7/05/11	CHF	1,102,422	USD	1,292,734	(16,555)
	7/05/11	CHF	27,484	USD	32,696	54
	7/05/11	CHF	274,640	USD	323,269	(2,907)
	7/05/11	EUR	6,199,200	USD	8,905,219	(82,685)
	7/05/11	EUR	140,183	USD	201,883	(1,361)
	7/05/11	EUR	1,193,170	USD	1,686,670	(43,246)
	7/05/11	EUR	4,100	USD	5,954	9
	7/05/11	GBP	2,425,707	USD	3,990,967	96,614
	7/05/11	GBP	44,563	USD	72,912	1,368
	7/05/11	GBP	517,686	USD	834,494	3,375
	7/05/11	JPY	174,762,467	USD	2,151,373	(12,600)
	7/05/11	JPY	4,860,832	USD	60,150	(38)
	7/05/11	JPY	49,742,628	USD	616,522	591

Notes to Schedule of Investments (unaudited)(continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	7/05/11	JPY	610,000	USD	7,578	24
	7/05/11	NOK	1,764,551	USD	326,380	(2,492)
	7/05/11	NOK	460,823	USD	83,106	(2,781)
	7/05/11	SEK	3,783,380	USD	610,921	11,341
	7/05/11	SEK	983,248	USD	151,336	(4,486)
	7/05/11	SGD	523,852	USD	424,354	(2,375)
	7/05/11	SGD	123,635	USD	99,562	(1,151)
	7/05/11	USD	583,753	AUD	550,882	6,021
	7/05/11	USD	59,398	AUD	56,948	1,571
	7/05/11	USD	2,447,463	AUD	2,286,067	(1)
	7/05/11	USD	324,781	CHF	275,151	2,002
	7/05/11	USD	33,078	CHF	27,539	(371)
	7/05/11	USD	1,716,255	EUR	1,200,034	23,613
	7/05/11	USD	177,169	EUR	124,101	2,759
	7/05/11	USD	9,007,794	EUR	6,208,418	(6,525)
	7/05/11	USD	838,154	GBP	518,584	(5,593)
	7/05/11	USD	85,966	GBP	53,739	309
	7/05/11	USD	3,878,178	GBP	2,415,633	2
	7/05/11	USD	617,664	JPY	49,459,409	(5,240)
	7/05/11	USD	63,961	JPY	5,174,858	116
	7/05/11	USD	82,821	NOK	457,998	2,539
	7/05/11	USD	8,636	NOK	47,175	156
	7/05/11	USD	152,914	SEK	982,447	2,782
	7/05/11	USD	15,589	SEK	100,428	327
	7/05/11	USD	99,770	SGD	123,133	534
	7/05/11	USD	10,284	SGD	12,782	128
	7/05/11	USD	2,163,592	JPY	174,731,660	—
	7/05/11	USD	320,607	NOK	1,720,201	—
	7/05/11	USD	416,725	SGD	511,572	—
	7/05/11	USD	583,791	SEK	3,683,753	—
	7/05/11	USD	1,308,618	CHF	1,101,856	—
	8/03/11	AUD	2,416,909	USD	2,577,996	(53)
	8/03/11	EUR	5,347,480	USD	7,752,402	5,678
	8/03/11	GBP	2,320,202	USD	3,723,609	(37)
	8/03/11	JPY	220,560,970	USD	2,731,415	(29)
	8/03/11	NOK	2,046,045	USD	380,649	(3)
	8/03/11	SEK	4,381,405	USD	693,167	(42)
	8/03/11	SGD	538,164	USD	438,391	(7)
	8/04/11	CHF	1,167,368	USD	1,386,596	(33)

						$(61,159)

Global Natural Resources Fund	7/05/11	GBP	34,168	USD	54,901	$46
	7/05/11	JPY	455,581	USD	5,652	11

						$57

Global ex-U.S. Utility Fund	7/01/11	USD	2,903	EUR	2,000	$(3)
	7/04/11	HKD	45,000	EUR	3,984	(7)

						$(10)

Currency Legend:

AUD – Australian dollar

CHF – Swiss franc

EUR – Euro

GBP – British pound

HKD – Hong Kong dollar

ILS – Israeli new shekel

JPY – Japanese yen

KRW – South Korean won

MYR—Malaysian ringgit

NOK – Norwegian krone

SEK—Swedish krona

SGD – Singapore dollar

TRY—Turkish new lira

USD – U.S. dollar

ZAR—South African rand

Notes to Schedule of Investments (unaudited)(continued)

Security Lending—Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and /or high grade debt obligations, equivalent to at least 100% of the market value of securities is maintained at all times. The collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Short-Term Investments—Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a fund may invest include short-term obligations issued by the U.S. Government, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

3. FEDERAL INCOME TAXES

At June 30, 2011, the cost of investments (including securities on loan) for Federal income tax purposes was substantially the same, as for book purposes, as indicated below:

				Net Unrealized Appreciation/
		Gross Unrealized	Gross Unrealized
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Total Dividend Fund	$160,124,565	$28,440,316	$(2,773,336)	$25,666,980
Equity Income Fund	222,572,372	14,860,115	(3,629,332)	11,230,783
LargeCap Dividend Fund	760,221,281	81,158,356	(7,919,856)	73,238,500
Dividend ex-Financials Fund	496,261,500	42,171,131	(4,133,131)	38,038,000
MidCap Dividend Fund	326,064,831	34,281,349	(5,187,441)	29,093,908
SmallCap Dividend Fund	290,325,416	30,392,826	(9,719,756)	20,673,070
DEFA Fund	439,755,248	52,393,903	(12,499,761)	39,894,142
DEFA Equity Income Fund	140,756,851	11,693,842	(9,805,649)	1,888,193
Global Equity Income Fund	77,506,672	7,920,723	(1,372,414)	6,548,309
Europe SmallCap Dividend Fund	25,677,611	3,831,659	(1,100,116)	2,731,543
Japan Hedged Equity Fund	571,671,666	14,221,717	(7,350,993)	6,870,724
Global ex-U.S. Growth Fund	60,573,822	4,156,982	(351,274)	3,805,708
Japan SmallCap Dividend Fund	245,112,538	14,106,611	(2,757,929)	11,348,682
Asia-Pacific ex-Japan Fund	67,485,768	5,740,120	(557,227)	5,182,893
Australia Dividend Fund	53,100,204	3,079,421	(188,119)	2,891,302
International LargeCap Dividend Fund	141,826,876	15,041,944	(7,999,072)	7,042,872
International Dividend ex-Financials Fund	163,313,578	16,251,271	(3,568,998)	12,682,273
International MidCap Dividend Fund	140,969,481	19,497,342	(3,692,781)	15,804,561
International SmallCap Dividend Fund	418,261,558	68,246,696	(5,137,648)	63,109,048
Emerging Markets Equity Income Fund	1,550,020,508	173,654,506	(7,933,302)	165,721,204
Emerging Markets SmallCap Dividend Fund	820,984,687	116,795,655	(12,522,787)	104,272,868
Middle East Dividend Fund	17,530,584	1,654,517	(444,642)	1,209,875
International Hedged Equity Fund	18,712,898	2,610,759	(140,952)	2,469,807
Commodity Country Equity Fund	40,222,560	1,852,048	(129,129)	1,722,919
Global Natural Resources Fund	44,545,555	2,989,478	(376,420)	2,613,058
Global ex-U.S. Utility Fund	38,709,981	1,693,513	(2,787,600)	(1,094,087)
Global ex-U.S. Real Estate Fund	119,815,049	15,476,141	(2,236,801)	13,239,340
Total Earnings Fund	50,245,558	5,162,163	(2,045,607)	3,116,556
Earnings 500 Fund	65,182,903	6,422,560	(4,279,864)	2,142,696
MidCap Earnings Fund	154,212,426	14,630,297	(3,229,398)	11,400,899
SmallCap Earnings Fund	168,594,280	19,653,786	(7,613,107)	12,040,679
LargeCap Value Fund	24,194,333	2,791,406	(447,208)	2,344,198
India Earnings Fund	1,145,427,198	237,267,057	(54,044,976)	183,222,081
LargeCap Growth Fund	19,210,444	1,297,207	(509,684)	787,523

Notes to Schedule of Investments (unaudited)(continued)

4. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the quarter ended June 30, 2011 are as follows:

	Value at	Purchases/	Sales/	Value at	Dividend
Affiliated Fund Name	3/31/2011	Additions	Reductions	6/30/2011	Income
Total Dividend Fund
Earnings 500 Fund	$273,651	$139,918	$414,065	$—	$—
Total Earnings Fund	1,158,392	197,426	903,695	433,143	3,855

Total	$1,432,043	$337,344	$1,317,760	$433,143	$3,855

Equity Income Fund
Total Dividend Fund	$792,408	$812,054	$1,329,605	$255,310	$5,226

LargeCap Dividend Fund
Total Dividend Fund	$1,298,687	$2,532,077	$3,670,870	$115,812	$10,449

Dividend ex-Financials Fund
LargeCap Dividend Fund	$2,243,546	$1,012,978	$2,497,951	$760,773	$7,836
MidCap Dividend Fund	2,256,566	1,013,592	2,500,431	757,992	7,716

Total	$4,500,112	$2,026,570	$4,998,382	$1,518,765	$15,552

MidCap Dividend Fund
LargeCap Dividend Fund	$3,672,996	$312,507	$1,223,725	$2,803,681	$18,852

SmallCap Dividend Fund
MidCap Dividend Fund	$3,808,779	$—	$1,980,748	$1,831,927	$15,323

DEFA Fund
International Dividend ex-Financials Fund	$1,723,819	$4,906,102	$4,306,328	$2,177,692	$77,790

DEFA Equity Income Fund
International LargeCap Dividend Fund	$215,177	$2,482,799	$2,038,957	$620,902	$24,695

Global Equity Income Fund
DEFA Equity Income Fund	$170,446	$830,726	$851,267	$125,110	$7,458
Equity Income Fund	56,591	276,995	292,066	40,536	933

Total	$227,037	$1,107,721	$1,143,333	$165,646	$8,391

Europe SmallCap Dividend Fund
International MidCap Dividend Fund	$97,451	$644,719	$713,851	$12,856	$238

Global ex-U.S. Growth Fund
DEFA Fund	$77,100	$366,063	$403,743	$31,758	$—
Emerging Markets Equity Income Fund	51,882	238,637	265,010	20,977	—
India Earnings Fund	1,174,699	255,054	1,002,405	334,481	962

Total	$1,303,681	$859,754	$1,671,158	$387,216	$962

Japan SmallCap Dividend Fund
Japan Hedged Equity Fund	$572,259	$1,339,716	$1,212,668	$688,756	$—

Notes to Schedule of Investments (unaudited)(continued)

	Value at	Purchases/	Sales/	Value at	Dividend
Affiliated Fund Name	3/31/2011	Additions	Reductions	6/30/2011	Income
Asia-Pacific ex-Japan Fund
DEFA Fund	$348,069	$71,314	$421,738	$—	$—
Global ex-U.S. Real Estate Fund	—	405,682	—	409,119	—
India Earnings Fund	—	1,823,456	106,858	1,800,906	4,945

Total	$348,069	$2,300,452	$528,596	$2,210,025	$4,945

Australia Dividend Fund
Asia-Pacific ex-Japan Fund	$136,741	$283,901	$407,826	$—	$2,406

International LargeCap Dividend Fund
Asia-Pacific ex-Japan Fund	$390,104	$1,964,344	$2,275,091	$—	$23,902
International MidCap Dividend Fund	—	408,352	—	413,542	—

Total	$390,104	$2,372,696	$2,275,091	$413,542	$23,902

International Dividend ex-Financials Fund
International LargeCap Dividend Fund	$160,763	$3,586,032	$1,988,893	$1,715,327	$29,104

International MidCap Dividend Fund
Australia Dividend Fund	$—	$227,718	$—	$234,216	$—
International LargeCap Dividend Fund	266,492	890,937	1,131,035	—	7,883
International SmallCap Dividend Fund	271,398	894,324	1,125,625	—	7,177
Japan Hedged Equity Fund	—	227,846	—	229,561	—

Total	$537,890	$2,240,825	$2,256,660	$463,777	$15,060

International SmallCap Dividend Fund
Europe SmallCap Dividend Fund	$724,750	$373,746	$383,478	$676,506	$22,969
Japan SmallCap Dividend Fund	1,376,837	5,269,825	5,266,205	1,385,235	8,930

Total	$2,101,587	$5,643,571	$5,649,683	$2,061,741	$31,899

Emerging Markets Equity Income Fund
Emerging Markets SmallCap Dividend Fund	$—	$1,062,091	$1,076,181	$—	$—
Global Equity Income Fund	1,907,623	—	1,815,125	—	35,655

Total	$1,907,623	$1,062,091	$2,891,306	$—	$35,655

Emerging Markets SmallCap Dividend Fund
Emerging Markets Equity Income Fund	$4,661,410	$4,484,349	$9,045,075	$22,563	$341
India Earnings Fund	10,123,269	2,675,817	7,564,421	4,305,468	15,232

Total	$14,784,679	$7,160,166	$16,609,496	$4,328,031	$15,573

Commodity Country Equity Fund
DEFA Fund	$33,107	$295,128	$323,402	$—	$142

Global Natural Resources Fund
DEFA Fund	$121,839	$322,526	$440,265	$—	$—
Global Equity Income Fund	—	38,533	—	38,387	—
India Earnings Fund	—	218,526	—	234,424	—

Total	$121,839	$579,585	$440,265	$272,811	$—

Global ex-U.S. Utility Fund
DEFA Fund	$107,423	$506,131	$608,441	$—	$—
India Earnings Fund	—	233,824	—	250,837	—

Total	$107,423	$739,955	$608,441	$250,837	$—

Notes to Schedule of Investments (unaudited)(continued)

	Value at	Purchases/	Sales/	Value at	Dividend
Affiliated Fund Name	3/31/2011	Additions	Reductions	6/30/2011	Income
Global ex-U.S. Real Estate Fund
DEFA Fund	$165,534	$693,736	$844,165	$—	$4,433
Global Natural Resources Fund	—	134,244	—	134,834	—

Total	$165,534	$827,980	$844,165	$134,834	$4,433

Total Earnings Fund
LargeCap Growth Fund	$392,157	$50,941	$300,109	$127,634	$1,037

Earnings 500 Fund
Equity Income Fund	$344,576	$50,504	$243,919	$157,538	$2,036

MidCap Earnings Fund
MidCap Dividend Fund	$557,285	$141,952	$—	$704,071	$4,287

SmallCap Earnings Fund
MidCap Earnings Fund	$843,454	$52,347	$70,084	$819,656	$1,510

LargeCap Value Fund
Earnings 500 Fund	$—	$122,062	$53,116	$69,555	$323
LargeCap Dividend Fund	222,272	—	221,501	—	—
MidCap Dividend Fund	95,994	—	95,366	—	—
MidCap Earnings Fund	—	52,923	22,991	30,117	51

Total	$318,266	$174,985	$392,974	$99,672	$374

LargeCap Growth Fund
Earnings 500 Fund	$245,226	$—	$246,182	$—	$—

Notes to Schedule of Investments (unaudited)(continued)

5. NEW ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements”. The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the President and Treasurer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made know to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3 (d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(i)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 (a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WisdomTree Trust

By:	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg
President

Date: August 26, 2011

By:	/s/ Amit Muni
Amit Muni
Treasurer

Date: August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg
President

Date: August 26, 2011

By:	/s/ Amit Muni
Amit Muni
Treasurer

Date: August 26, 2011